UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22321
NEW YORK LIFE INVESTMENTS FUNDS TRUST
(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
30 Hudson Street
Jersey City, New Jersey 07302
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 576-7000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.  Not applicable.  Notices do not incorporate disclosures from the shareholder reports.

NYLI Fiera SMID Growth Fund
Class A/APSRX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$55	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 21, 2023, the Fiera Capital Small/Mid-Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to July 21, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	2/12/2018	(13.29)%	(12.45)%	10.70%	8.24%
Class A Shares - Excluding sales charges		(8.25)%	(7.35)%	10.70%	8.24%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	12.02%
Russell 2500® Growth Index[3]		(8.70)%	0.84%	8.04%	6.97%
Morningstar Mid Cap Growth Category Average[4]		(3.75)%	5.50%	9.53%	8.59%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$338,083,507%
Total number of portfolio holdings	85%
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.4%
BWX Technologies, Inc.	3.2%
Tyler Technologies, Inc.	2.2%
Wingstop, Inc.	2.1%
Chewy, Inc., Class A	2.0%
JFrog Ltd.	1.9%
EQT Corp.	1.9%
Stifel Financial Corp.	1.9%
Curtiss-Wright Corp.	1.8%
SpringWorks Therapeutics, Inc.	1.8%
* Excluding short-term investments
Top Industries
Software	21.5%
Biotechnology	15.7%
Hotels, Restaurants & Leisure	6.7%
Specialty Retail	5.6%
Aerospace & Defense	5.1%
Capital Markets	4.7%
IT Services	4.2%
Machinery	3.6%
Semiconductors & Semiconductor Equipment	3.6%
Building Products	3.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSFSG10A-06/25
NYLI Fiera SMID Growth Fund

NYLI Fiera SMID Growth Fund
Class C/APSLX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$96	2.02%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	7/24/2023	(9.54)%	(9.10)%	(0.96)%
Class C Shares - Excluding sales charges		(8.65)%	(8.20)%	(0.96)%
Russell 3000®Index[2]		(2.15)%	11.40%	12.97%
Russell 2500® Growth Index[3]		(8.70)%	0.84%	2.15%
Morningstar Mid Cap Growth Category Average[4]		(3.75)%	5.50%	6.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$338,083,507%
Total number of portfolio holdings	85%
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.4%
BWX Technologies, Inc.	3.2%
Tyler Technologies, Inc.	2.2%
Wingstop, Inc.	2.1%
Chewy, Inc., Class A	2.0%
JFrog Ltd.	1.9%
EQT Corp.	1.9%
Stifel Financial Corp.	1.9%
Curtiss-Wright Corp.	1.8%
SpringWorks Therapeutics, Inc.	1.8%
* Excluding short-term investments
Top Industries
Software	21.5%
Biotechnology	15.7%
Hotels, Restaurants & Leisure	6.7%
Specialty Retail	5.6%
Aerospace & Defense	5.1%
Capital Markets	4.7%
IT Services	4.2%
Machinery	3.6%
Semiconductors & Semiconductor Equipment	3.6%
Building Products	3.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSFSG10C-06/25
NYLI Fiera SMID Growth Fund

NYLI Fiera SMID Growth Fund
Class I/APSGX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$40	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 21, 2023, the Fiera Capital Small/Mid-Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to July 21, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund. The historical performance presented prior to February 12, 2018 reflects the performance of APEXcm Small/Mid-Cap Growth Fund, a former series of The Ultimus Managers Trust (the "Prior Predecessor Fund"). The returns of the Prior Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Predecessor Fund or the Fund. The returns prior to February 12, 2018 are based on the previous performance and actual fees and expenses of the Prior Predecessor Fund's sole class of shares (i.e., the Predecessor Fund's Institutional Class shares, which commenced operations on June 29, 2012). The Predecessor Fund's Investor Class shares commenced operations on February 12, 2018.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	6/29/2012	(8.13)%	(7.09)%	11.00%	8.30%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 2500® Growth Index[3]		(8.70)%	0.84%	8.04%	7.63%
Morningstar Mid Cap Growth Category Average[4]		(3.75)%	5.50%	9.53%	8.75%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$338,083,507%
Total number of portfolio holdings	85%
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.4%
BWX Technologies, Inc.	3.2%
Tyler Technologies, Inc.	2.2%
Wingstop, Inc.	2.1%
Chewy, Inc., Class A	2.0%
JFrog Ltd.	1.9%
EQT Corp.	1.9%
Stifel Financial Corp.	1.9%
Curtiss-Wright Corp.	1.8%
SpringWorks Therapeutics, Inc.	1.8%
* Excluding short-term investments
Top Industries
Software	21.5%
Biotechnology	15.7%
Hotels, Restaurants & Leisure	6.7%
Specialty Retail	5.6%
Aerospace & Defense	5.1%
Capital Markets	4.7%
IT Services	4.2%
Machinery	3.6%
Semiconductors & Semiconductor Equipment	3.6%
Building Products	3.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSFSG10I-06/25
NYLI Fiera SMID Growth Fund

NYLI Fiera SMID Growth Fund
Class R6/APSDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$39	0.81%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class R6 Shares	7/24/2023	(8.12)%	(7.09)%	0.22%
Russell 3000®Index[2]		(2.15)%	11.40%	12.97%
Russell 2500® Growth Index[3]		(8.70)%	0.84%	2.15%
Morningstar Mid Cap Growth Category Average[4]		(3.75)%	5.50%	6.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$338,083,507%
Total number of portfolio holdings	85%
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.4%
BWX Technologies, Inc.	3.2%
Tyler Technologies, Inc.	2.2%
Wingstop, Inc.	2.1%
Chewy, Inc., Class A	2.0%
JFrog Ltd.	1.9%
EQT Corp.	1.9%
Stifel Financial Corp.	1.9%
Curtiss-Wright Corp.	1.8%
SpringWorks Therapeutics, Inc.	1.8%
* Excluding short-term investments
Top Industries
Software	21.5%
Biotechnology	15.7%
Hotels, Restaurants & Leisure	6.7%
Specialty Retail	5.6%
Aerospace & Defense	5.1%
Capital Markets	4.7%
IT Services	4.2%
Machinery	3.6%
Semiconductors & Semiconductor Equipment	3.6%
Building Products	3.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSFSG10R6-06/25
NYLI Fiera SMID Growth Fund

NYLI Epoch Capital Growth Fund
Class A/MECDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$57	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/30/2016	(6.06)%	0.77%	13.28%	11.91%
Class A Shares - Excluding sales charges		(0.59)%	6.64%	14.57%	12.63%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	11.24%
Morningstar Global Large Stock Growth Category Average[3]		(0.19)%	9.05%	10.94%	10.51%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$165,998,208%
Total number of portfolio holdings	106%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Paychex, Inc.	1.9%
Mastercard, Inc., Class A	1.8%
Monster Beverage Corp.	1.8%
Meta Platforms, Inc., Class A	1.8%
LPL Financial Holdings, Inc.	1.7%
Costco Wholesale Corp.	1.6%
Ameriprise Financial, Inc.	1.6%
Zoetis, Inc.	1.6%
QUALCOMM, Inc.	1.6%
Broadcom, Inc.	1.5%
* Excluding short-term investments
Top Countries
United States	68.0%
United Kingdom	4.3%
Japan	3.9%
France	2.7%
Switzerland	2.4%
Spain	2.4%
Taiwan	2.2%
Canada	1.9%
Mexico	1.9%
Sweden	1.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSECG10A-06/25
NYLI Epoch Capital Growth Fund

NYLI Epoch Capital Growth Fund
Class C/MECEX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$105	2.13%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/30/2016	(1.99)%	4.61%	13.44%	11.54%
Class C Shares - Excluding sales charges		(1.04)%	5.61%	13.44%	11.54%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	11.24%
Morningstar Global Large Stock Growth Category Average[3]		(0.19)%	9.05%	10.94%	10.51%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$165,998,208%
Total number of portfolio holdings	106%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Paychex, Inc.	1.9%
Mastercard, Inc., Class A	1.8%
Monster Beverage Corp.	1.8%
Meta Platforms, Inc., Class A	1.8%
LPL Financial Holdings, Inc.	1.7%
Costco Wholesale Corp.	1.6%
Ameriprise Financial, Inc.	1.6%
Zoetis, Inc.	1.6%
QUALCOMM, Inc.	1.6%
Broadcom, Inc.	1.5%
* Excluding short-term investments
Top Countries
United States	68.0%
United Kingdom	4.3%
Japan	3.9%
France	2.7%
Switzerland	2.4%
Spain	2.4%
Taiwan	2.2%
Canada	1.9%
Mexico	1.9%
Sweden	1.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSECG10C-06/25
NYLI Epoch Capital Growth Fund

NYLI Epoch Capital Growth Fund
Class I/MECFX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$45	0.90%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	6/30/2016	(0.51)%	6.89%	14.86%	12.90%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	11.24%
Morningstar Global Large Stock Growth Category Average[3]		(0.19)%	9.05%	10.94%	10.51%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$165,998,208%
Total number of portfolio holdings	106%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Paychex, Inc.	1.9%
Mastercard, Inc., Class A	1.8%
Monster Beverage Corp.	1.8%
Meta Platforms, Inc., Class A	1.8%
LPL Financial Holdings, Inc.	1.7%
Costco Wholesale Corp.	1.6%
Ameriprise Financial, Inc.	1.6%
Zoetis, Inc.	1.6%
QUALCOMM, Inc.	1.6%
Broadcom, Inc.	1.5%
* Excluding short-term investments
Top Countries
United States	68.0%
United Kingdom	4.3%
Japan	3.9%
France	2.7%
Switzerland	2.4%
Spain	2.4%
Taiwan	2.2%
Canada	1.9%
Mexico	1.9%
Sweden	1.8%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSECG10I-06/25
NYLI Epoch Capital Growth Fund

NYLI Epoch Capital Growth Fund
Investor Class/MECVX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$68	1.38%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	6/30/2016	(5.70)%	1.08%	12.98%	11.65%
Investor Class Shares - Excluding sales charges		(0.74)%	6.40%	14.26%	12.36%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	11.24%
Morningstar Global Large Stock Growth Category Average[3]		(0.19)%	9.05%	10.94%	10.51%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$165,998,208%
Total number of portfolio holdings	106%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Paychex, Inc.	1.9%
Mastercard, Inc., Class A	1.8%
Monster Beverage Corp.	1.8%
Meta Platforms, Inc., Class A	1.8%
LPL Financial Holdings, Inc.	1.7%
Costco Wholesale Corp.	1.6%
Ameriprise Financial, Inc.	1.6%
Zoetis, Inc.	1.6%
QUALCOMM, Inc.	1.6%
Broadcom, Inc.	1.5%
* Excluding short-term investments
Top Countries
United States	68.0%
United Kingdom	4.3%
Japan	3.9%
France	2.7%
Switzerland	2.4%
Spain	2.4%
Taiwan	2.2%
Canada	1.9%
Mexico	1.9%
Sweden	1.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSECG10INV-06/25
NYLI Epoch Capital Growth Fund

NYLI Epoch International Choice Fund
Class A/ICEVX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$61	1.19%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	9/1/2006	(0.51)%	1.19%	6.52%	2.70%
Class A Shares - Excluding sales charges		5.28%	7.08%	7.73%	3.28%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	11.37%	5.45%
Morningstar Foreign Large Blend Category Average[3]		7.18%	12.69%	10.67%	5.14%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$251,402,157%
Total number of portfolio holdings	40%
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.6%
AstraZeneca plc, Sponsored ADR	4.4%
NN Group NV	4.3%
Nordea Bank Abp	4.2%
Lloyds Banking Group plc	4.2%
Unilever plc	3.9%
Severn Trent plc	3.8%
Mitsubishi UFJ Financial Group, Inc.	3.5%
Vonovia SE	3.4%
Deutsche Post AG	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	26.0%
Japan	21.7%
France	13.0%
United States	9.8%
Germany	9.8%
Netherlands	5.2%
Sweden	4.8%
Finland	4.2%
Republic of Korea	2.8%
Taiwan	2.3%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSEIC10A-06/25
NYLI Epoch International Choice Fund

NYLI Epoch International Choice Fund
Class C/ICEWX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$115	2.26%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/2006	3.72%	4.94%	6.62%	2.24%
Class C Shares - Excluding sales charges		4.72%	5.94%	6.62%	2.24%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	11.37%	5.45%
Morningstar Foreign Large Blend Category Average[3]		7.18%	12.69%	10.67%	5.14%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$251,402,157%
Total number of portfolio holdings	40%
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.6%
AstraZeneca plc, Sponsored ADR	4.4%
NN Group NV	4.3%
Nordea Bank Abp	4.2%
Lloyds Banking Group plc	4.2%
Unilever plc	3.9%
Severn Trent plc	3.8%
Mitsubishi UFJ Financial Group, Inc.	3.5%
Vonovia SE	3.4%
Deutsche Post AG	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	26.0%
Japan	21.7%
France	13.0%
United States	9.8%
Germany	9.8%
Netherlands	5.2%
Sweden	4.8%
Finland	4.2%
Republic of Korea	2.8%
Taiwan	2.3%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSEIC10C-06/25
NYLI Epoch International Choice Fund

NYLI Epoch International Choice Fund
Class I/ICEUX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$48	0.94%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/31/1997	5.42%	7.38%	8.03%	3.56%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	11.37%	5.45%
Morningstar Foreign Large Blend Category Average[3]		7.18%	12.69%	10.67%	5.14%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$251,402,157%
Total number of portfolio holdings	40%
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.6%
AstraZeneca plc, Sponsored ADR	4.4%
NN Group NV	4.3%
Nordea Bank Abp	4.2%
Lloyds Banking Group plc	4.2%
Unilever plc	3.9%
Severn Trent plc	3.8%
Mitsubishi UFJ Financial Group, Inc.	3.5%
Vonovia SE	3.4%
Deutsche Post AG	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	26.0%
Japan	21.7%
France	13.0%
United States	9.8%
Germany	9.8%
Netherlands	5.2%
Sweden	4.8%
Finland	4.2%
Republic of Korea	2.8%
Taiwan	2.3%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSEIC10I-06/25
NYLI Epoch International Choice Fund

NYLI Epoch International Choice Fund
Investor Class/ICELX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$77	1.51%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	4/29/2008	(0.16)%	1.40%	6.22%	2.45%
Investor Class Shares - Excluding sales charges		5.10%	6.73%	7.43%	3.04%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	11.37%	5.45%
Morningstar Foreign Large Blend Category Average[3]		7.18%	12.69%	10.67%	5.14%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$251,402,157%
Total number of portfolio holdings	40%
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.6%
AstraZeneca plc, Sponsored ADR	4.4%
NN Group NV	4.3%
Nordea Bank Abp	4.2%
Lloyds Banking Group plc	4.2%
Unilever plc	3.9%
Severn Trent plc	3.8%
Mitsubishi UFJ Financial Group, Inc.	3.5%
Vonovia SE	3.4%
Deutsche Post AG	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	26.0%
Japan	21.7%
France	13.0%
United States	9.8%
Germany	9.8%
Netherlands	5.2%
Sweden	4.8%
Finland	4.2%
Republic of Korea	2.8%
Taiwan	2.3%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSEIC10INV-06/25
NYLI Epoch International Choice Fund

NYLI Epoch International Choice Fund
SIMPLE Class/ICERX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$76	1.50%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	5.11%	6.78%	4.47%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	8.70%
Morningstar Foreign Large Blend Category Average[3]		7.18%	12.69%	7.58%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$251,402,157%
Total number of portfolio holdings	40%
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.6%
AstraZeneca plc, Sponsored ADR	4.4%
NN Group NV	4.3%
Nordea Bank Abp	4.2%
Lloyds Banking Group plc	4.2%
Unilever plc	3.9%
Severn Trent plc	3.8%
Mitsubishi UFJ Financial Group, Inc.	3.5%
Vonovia SE	3.4%
Deutsche Post AG	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	26.0%
Japan	21.7%
France	13.0%
United States	9.8%
Germany	9.8%
Netherlands	5.2%
Sweden	4.8%
Finland	4.2%
Republic of Korea	2.8%
Taiwan	2.3%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSEIC10SI-06/25
NYLI Epoch International Choice Fund

NYLI Balanced Fund
Class A/MBNAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$52	1.06%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	(3.40)%	4.58%	7.89%	4.87%
Class A Shares - Excluding sales charges		(0.41)%	7.82%	8.55%	5.47%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	8.36%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		3.37%	8.09%	0.76%	1.90%
Balanced Composite Index[5]		0.34%	8.54%	8.21%	6.03%
Morningstar Moderate Allocation Category Average[6]		(0.47)%	8.19%	8.67%	6.64%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$430,745,820%
Total number of portfolio holdings	232%
Portfolio turnover rate	126%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	18.5%
iShares Intermediate Government/Credit Bond ETF	3.9%
Vanguard Intermediate-Term Treasury ETF	3.1%
JPMorgan Chase & Co.	2.9%
Johnson & Johnson	1.9%
Vanguard Russell 1000 Value	1.6%
UnitedHealth Group, Inc.	1.6%
Morgan Stanley	1.6%
Cisco Systems, Inc.	1.4%
Gilead Sciences, Inc.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	57.7%
U.S. Government & Federal Agencies	18.6%
Corporate Bonds	13.2%
Exchange-Traded Funds	8.7%
Short-Term Investment	0.6%
Asset-Backed Securities	0.4%
Mortgage-Backed Securities	0.3%
Other Assets, Less Liabilities	0.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSBL10A-06/25
NYLI Balanced Fund

NYLI Balanced Fund
Class C/MBACX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$102	2.07%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/30/2002	(1.87)%	5.74%	7.46%	4.45%
Class C Shares - Excluding sales charges		(0.92)%	6.74%	7.46%	4.45%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	8.36%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		3.37%	8.09%	0.76%	1.90%
Balanced Composite Index[5]		0.34%	8.54%	8.21%	6.03%
Morningstar Moderate Allocation Category Average[6]		(0.47)%	8.19%	8.67%	6.64%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$430,745,820%
Total number of portfolio holdings	232%
Portfolio turnover rate	126%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	18.5%
iShares Intermediate Government/Credit Bond ETF	3.9%
Vanguard Intermediate-Term Treasury ETF	3.1%
JPMorgan Chase & Co.	2.9%
Johnson & Johnson	1.9%
Vanguard Russell 1000 Value	1.6%
UnitedHealth Group, Inc.	1.6%
Morgan Stanley	1.6%
Cisco Systems, Inc.	1.4%
Gilead Sciences, Inc.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	57.7%
U.S. Government & Federal Agencies	18.6%
Corporate Bonds	13.2%
Exchange-Traded Funds	8.7%
Short-Term Investment	0.6%
Asset-Backed Securities	0.4%
Mortgage-Backed Securities	0.3%
Other Assets, Less Liabilities	0.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSBL10C-06/25
NYLI Balanced Fund

NYLI Balanced Fund
Class I/MBAIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$40	0.81%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	5/1/1989	(0.29)%	8.09%	8.82%	5.73%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	8.36%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		3.37%	8.09%	0.76%	1.90%
Balanced Composite Index[5]		0.34%	8.54%	8.21%	6.03%
Morningstar Moderate Allocation Category Average[6]		(0.47)%	8.19%	8.67%	6.64%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$430,745,820%
Total number of portfolio holdings	232%
Portfolio turnover rate	126%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	18.5%
iShares Intermediate Government/Credit Bond ETF	3.9%
Vanguard Intermediate-Term Treasury ETF	3.1%
JPMorgan Chase & Co.	2.9%
Johnson & Johnson	1.9%
Vanguard Russell 1000 Value	1.6%
UnitedHealth Group, Inc.	1.6%
Morgan Stanley	1.6%
Cisco Systems, Inc.	1.4%
Gilead Sciences, Inc.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	57.7%
U.S. Government & Federal Agencies	18.6%
Corporate Bonds	13.2%
Exchange-Traded Funds	8.7%
Short-Term Investment	0.6%
Asset-Backed Securities	0.4%
Mortgage-Backed Securities	0.3%
Other Assets, Less Liabilities	0.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSBL10I-06/25
NYLI Balanced Fund

NYLI Balanced Fund
Class R6/MBERX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$36	0.72%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	12/15/2017	(0.24)%	8.21%	8.92%	5.76%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.63%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	7.90%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		3.37%	8.09%	0.76%	2.05%
Balanced Composite Index[5]		0.34%	8.54%	8.21%	5.88%
Morningstar Moderate Allocation Category Average[6]		(0.47)%	8.19%	8.67%	6.10%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$430,745,820%
Total number of portfolio holdings	232%
Portfolio turnover rate	126%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	18.5%
iShares Intermediate Government/Credit Bond ETF	3.9%
Vanguard Intermediate-Term Treasury ETF	3.1%
JPMorgan Chase & Co.	2.9%
Johnson & Johnson	1.9%
Vanguard Russell 1000 Value	1.6%
UnitedHealth Group, Inc.	1.6%
Morgan Stanley	1.6%
Cisco Systems, Inc.	1.4%
Gilead Sciences, Inc.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	57.7%
U.S. Government & Federal Agencies	18.6%
Corporate Bonds	13.2%
Exchange-Traded Funds	8.7%
Short-Term Investment	0.6%
Asset-Backed Securities	0.4%
Mortgage-Backed Securities	0.3%
Other Assets, Less Liabilities	0.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSBL10R6-06/25
NYLI Balanced Fund

NYLI Balanced Fund
Investor Class/MBINX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$65	1.32%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(3.03)%	4.83%	7.60%	4.64%
Investor Class Shares - Excluding sales charges		(0.55)%	7.52%	8.26%	5.23%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	8.36%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		3.37%	8.09%	0.76%	1.90%
Balanced Composite Index[5]		0.34%	8.54%	8.21%	6.03%
Morningstar Moderate Allocation Category Average[6]		(0.47)%	8.19%	8.67%	6.64%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$430,745,820%
Total number of portfolio holdings	232%
Portfolio turnover rate	126%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	18.5%
iShares Intermediate Government/Credit Bond ETF	3.9%
Vanguard Intermediate-Term Treasury ETF	3.1%
JPMorgan Chase & Co.	2.9%
Johnson & Johnson	1.9%
Vanguard Russell 1000 Value	1.6%
UnitedHealth Group, Inc.	1.6%
Morgan Stanley	1.6%
Cisco Systems, Inc.	1.4%
Gilead Sciences, Inc.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	57.7%
U.S. Government & Federal Agencies	18.6%
Corporate Bonds	13.2%
Exchange-Traded Funds	8.7%
Short-Term Investment	0.6%
Asset-Backed Securities	0.4%
Mortgage-Backed Securities	0.3%
Other Assets, Less Liabilities	0.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSBL10INV-06/25
NYLI Balanced Fund

NYLI Floating Rate Fund
Class A/MXFAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$48	0.95%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	5/3/2004	(1.72)%	2.43%	5.95%	3.68%
Class A Shares - Excluding sales charges		1.32%	5.60%	6.60%	4.00%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Morningstar LSTA US Leveraged Loan Index[3]		1.83%	6.16%	8.00%	4.88%
Morningstar Bank Loan Category Average[4]		1.42%	5.50%	6.70%	3.80%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,528,281,949%
Total number of portfolio holdings	532%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Univision Communications, Inc., 7.686%-8.549%, due 8/15/28-7/31/31	0.8%
Asurion LLC, 8.572%-9.686%, due 1/31/28-9/19/30	0.7%
Clarios Global LP, 6.822%-7.072%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 7.322%, due 2/15/29	0.7%
TransDigm, Inc., 6.799%-7.125%, due 8/24/28-1/19/32	0.7%
Medline Borrower LP, 5.25%-6.572%, due 10/23/28-10/1/29	0.6%
MH Sub I LLC, 8.572%, due 5/3/28-12/31/31	0.6%
Cotiviti, Inc., 7.074%-7.077%, due 5/1/31-3/26/32	0.6%
Clydesdale Acquisition Holdings, Inc., 7.48%-8.75%, due 4/13/29-4/1/32	0.6%
* Excluding short-term investments
Top Industries
Finance	7.1%
Chemicals, Plastics & Rubber	6.4%
Electronics	5.8%
Software	5.0%
Services: Business	4.1%
High Tech Industries	3.5%
Hotels, Motels, Inns & Gaming	3.3%
Automobile	3.1%
Insurance	3.0%
Other Asset-Backed Securities	3.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSFR10A-06/25
NYLI Floating Rate Fund

NYLI Floating Rate Fund
Class C/MXFCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$92	1.86%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/3/2004	(0.11)%	3.68%	5.69%	3.16%
Class C Shares - Excluding sales charges		0.86%	4.66%	5.69%	3.16%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Morningstar LSTA US Leveraged Loan Index[3]		1.83%	6.16%	8.00%	4.88%
Morningstar Bank Loan Category Average[4]		1.42%	5.50%	6.70%	3.80%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,528,281,949%
Total number of portfolio holdings	532%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Univision Communications, Inc., 7.686%-8.549%, due 8/15/28-7/31/31	0.8%
Asurion LLC, 8.572%-9.686%, due 1/31/28-9/19/30	0.7%
Clarios Global LP, 6.822%-7.072%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 7.322%, due 2/15/29	0.7%
TransDigm, Inc., 6.799%-7.125%, due 8/24/28-1/19/32	0.7%
Medline Borrower LP, 5.25%-6.572%, due 10/23/28-10/1/29	0.6%
MH Sub I LLC, 8.572%, due 5/3/28-12/31/31	0.6%
Cotiviti, Inc., 7.074%-7.077%, due 5/1/31-3/26/32	0.6%
Clydesdale Acquisition Holdings, Inc., 7.48%-8.75%, due 4/13/29-4/1/32	0.6%
* Excluding short-term investments
Top Industries
Finance	7.1%
Chemicals, Plastics & Rubber	6.4%
Electronics	5.8%
Software	5.0%
Services: Business	4.1%
High Tech Industries	3.5%
Hotels, Motels, Inns & Gaming	3.3%
Automobile	3.1%
Insurance	3.0%
Other Asset-Backed Securities	3.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSFR10C-06/25
NYLI Floating Rate Fund

NYLI Floating Rate Fund
Class I/MXFIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$35	0.70%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	5/3/2004	1.44%	5.86%	6.86%	4.26%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Morningstar LSTA US Leveraged Loan Index[3]		1.83%	6.16%	8.00%	4.88%
Morningstar Bank Loan Category Average[4]		1.42%	5.50%	6.70%	3.80%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,528,281,949%
Total number of portfolio holdings	532%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Univision Communications, Inc., 7.686%-8.549%, due 8/15/28-7/31/31	0.8%
Asurion LLC, 8.572%-9.686%, due 1/31/28-9/19/30	0.7%
Clarios Global LP, 6.822%-7.072%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 7.322%, due 2/15/29	0.7%
TransDigm, Inc., 6.799%-7.125%, due 8/24/28-1/19/32	0.7%
Medline Borrower LP, 5.25%-6.572%, due 10/23/28-10/1/29	0.6%
MH Sub I LLC, 8.572%, due 5/3/28-12/31/31	0.6%
Cotiviti, Inc., 7.074%-7.077%, due 5/1/31-3/26/32	0.6%
Clydesdale Acquisition Holdings, Inc., 7.48%-8.75%, due 4/13/29-4/1/32	0.6%
* Excluding short-term investments
Top Industries
Finance	7.1%
Chemicals, Plastics & Rubber	6.4%
Electronics	5.8%
Software	5.0%
Services: Business	4.1%
High Tech Industries	3.5%
Hotels, Motels, Inns & Gaming	3.3%
Automobile	3.1%
Insurance	3.0%
Other Asset-Backed Securities	3.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSFR10I-06/25
NYLI Floating Rate Fund

NYLI Floating Rate Fund
Class R6/MXFEX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$32	0.64%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	2/28/2019	1.36%	5.93%	6.98%	4.88%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.45%
Morningstar LSTA US Leveraged Loan Index[3]		1.83%	6.16%	8.00%	5.51%
Morningstar Bank Loan Category Average[4]		1.42%	5.50%	6.70%	4.19%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,528,281,949%
Total number of portfolio holdings	532%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Univision Communications, Inc., 7.686%-8.549%, due 8/15/28-7/31/31	0.8%
Asurion LLC, 8.572%-9.686%, due 1/31/28-9/19/30	0.7%
Clarios Global LP, 6.822%-7.072%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 7.322%, due 2/15/29	0.7%
TransDigm, Inc., 6.799%-7.125%, due 8/24/28-1/19/32	0.7%
Medline Borrower LP, 5.25%-6.572%, due 10/23/28-10/1/29	0.6%
MH Sub I LLC, 8.572%, due 5/3/28-12/31/31	0.6%
Cotiviti, Inc., 7.074%-7.077%, due 5/1/31-3/26/32	0.6%
Clydesdale Acquisition Holdings, Inc., 7.48%-8.75%, due 4/13/29-4/1/32	0.6%
* Excluding short-term investments
Top Industries
Finance	7.1%
Chemicals, Plastics & Rubber	6.4%
Electronics	5.8%
Software	5.0%
Services: Business	4.1%
High Tech Industries	3.5%
Hotels, Motels, Inns & Gaming	3.3%
Automobile	3.1%
Insurance	3.0%
Other Asset-Backed Securities	3.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSFR10R6-06/25
NYLI Floating Rate Fund

NYLI Floating Rate Fund
Investor Class/MXFNX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$55	1.11%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(1.29)%	2.81%	5.84%	3.62%
Investor Class Shares - Excluding sales charges		1.24%	5.45%	6.49%	3.94%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Morningstar LSTA US Leveraged Loan Index[3]		1.83%	6.16%	8.00%	4.88%
Morningstar Bank Loan Category Average[4]		1.42%	5.50%	6.70%	3.80%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,528,281,949%
Total number of portfolio holdings	532%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Univision Communications, Inc., 7.686%-8.549%, due 8/15/28-7/31/31	0.8%
Asurion LLC, 8.572%-9.686%, due 1/31/28-9/19/30	0.7%
Clarios Global LP, 6.822%-7.072%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 7.322%, due 2/15/29	0.7%
TransDigm, Inc., 6.799%-7.125%, due 8/24/28-1/19/32	0.7%
Medline Borrower LP, 5.25%-6.572%, due 10/23/28-10/1/29	0.6%
MH Sub I LLC, 8.572%, due 5/3/28-12/31/31	0.6%
Cotiviti, Inc., 7.074%-7.077%, due 5/1/31-3/26/32	0.6%
Clydesdale Acquisition Holdings, Inc., 7.48%-8.75%, due 4/13/29-4/1/32	0.6%
* Excluding short-term investments
Top Industries
Finance	7.1%
Chemicals, Plastics & Rubber	6.4%
Electronics	5.8%
Software	5.0%
Services: Business	4.1%
High Tech Industries	3.5%
Hotels, Motels, Inns & Gaming	3.3%
Automobile	3.1%
Insurance	3.0%
Other Asset-Backed Securities	3.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSFR10INV-06/25
NYLI Floating Rate Fund

NYLI Floating Rate Fund
SIMPLE Class/MXFMX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$60	1.20%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	1.19%	5.32%	5.12%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(1.09)%
Morningstar LSTA US Leveraged Loan Index[3]		1.83%	6.16%	6.68%
Morningstar Bank Loan Category Average[4]		1.42%	5.50%	5.39%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,528,281,949%
Total number of portfolio holdings	532%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Univision Communications, Inc., 7.686%-8.549%, due 8/15/28-7/31/31	0.8%
Asurion LLC, 8.572%-9.686%, due 1/31/28-9/19/30	0.7%
Clarios Global LP, 6.822%-7.072%, due 5/6/30-1/28/32	0.7%
AthenaHealth Group, Inc., 7.322%, due 2/15/29	0.7%
TransDigm, Inc., 6.799%-7.125%, due 8/24/28-1/19/32	0.7%
Medline Borrower LP, 5.25%-6.572%, due 10/23/28-10/1/29	0.6%
MH Sub I LLC, 8.572%, due 5/3/28-12/31/31	0.6%
Cotiviti, Inc., 7.074%-7.077%, due 5/1/31-3/26/32	0.6%
Clydesdale Acquisition Holdings, Inc., 7.48%-8.75%, due 4/13/29-4/1/32	0.6%
* Excluding short-term investments
Top Industries
Finance	7.1%
Chemicals, Plastics & Rubber	6.4%
Electronics	5.8%
Software	5.0%
Services: Business	4.1%
High Tech Industries	3.5%
Hotels, Motels, Inns & Gaming	3.3%
Automobile	3.1%
Insurance	3.0%
Other Asset-Backed Securities	3.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSFR10SI-06/25
NYLI Floating Rate Fund

NYLI MacKay California Muni Fund
Class A/MSCAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$37	0.75%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	2/28/2013	(4.77)%	(2.17)%	0.35%	1.88%
Class A Shares - Excluding sales charges		(1.83)%	0.86%	1.28%	2.35%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg California Municipal Bond Index[3]		(1.25)%	1.20%	0.96%	2.02%
Morningstar Muni California Long Category Average[4]		(1.62)%	1.50%	1.17%	1.91%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,250,284,987%
Total number of portfolio holdings	386%
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-2/1/55	5.2%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	4.9%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/39-5/1/55	3.6%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	3.6%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	3.5%
State of California, 4.00%-7.60%, due 10/1/36-8/1/54	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.6%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	23.9%
Transportation	14.0%
Water & Sewer	9.0%
Education	7.2%
Hospital	6.7%
Utilities	3.5%
General	3.3%
Housing	1.3%
Certificate of Participation/Lease	1.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSCTF10A-06/25
NYLI MacKay California Muni Fund

NYLI MacKay California Muni Fund
Class C/MSCCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$51	1.03%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	2/28/2013	(2.93)%	(0.40)%	1.00%	2.05%
Class C Shares - Excluding sales charges		(1.96)%	0.58%	1.00%	2.05%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg California Municipal Bond Index[3]		(1.25)%	1.20%	0.96%	2.02%
Morningstar Muni California Long Category Average[4]		(1.62)%	1.50%	1.17%	1.91%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,250,284,987%
Total number of portfolio holdings	386%
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-2/1/55	5.2%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	4.9%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/39-5/1/55	3.6%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	3.6%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	3.5%
State of California, 4.00%-7.60%, due 10/1/36-8/1/54	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.6%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	23.9%
Transportation	14.0%
Water & Sewer	9.0%
Education	7.2%
Hospital	6.7%
Utilities	3.5%
General	3.3%
Housing	1.3%
Certificate of Participation/Lease	1.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSCTF10C-06/25
NYLI MacKay California Muni Fund

NYLI MacKay California Muni Fund
Class C2/MCAMX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C2	$58	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class C2 Shares - Including sales charges	8/31/2020	(3.00)%	(0.55)%	(0.45)%
Class C2 Shares - Excluding sales charges		(2.04)%	0.43%	(0.45)%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	0.14%
Bloomberg California Municipal Bond Index[3]		(1.25)%	1.20%	(0.03)%
Morningstar Muni California Long Category Average[4]		(1.62)%	1.50%	(0.11)%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,250,284,987%
Total number of portfolio holdings	386%
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-2/1/55	5.2%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	4.9%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/39-5/1/55	3.6%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	3.6%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	3.5%
State of California, 4.00%-7.60%, due 10/1/36-8/1/54	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.6%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	23.9%
Transportation	14.0%
Water & Sewer	9.0%
Education	7.2%
Hospital	6.7%
Utilities	3.5%
General	3.3%
Housing	1.3%
Certificate of Participation/Lease	1.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSCTF10C2-06/25
NYLI MacKay California Muni Fund

NYLI MacKay California Muni Fund
Class I/MCOIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$25	0.50%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	2/28/2013	(1.70)%	1.11%	1.53%	2.61%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg California Municipal Bond Index[3]		(1.25)%	1.20%	0.96%	2.02%
Morningstar Muni California Long Category Average[4]		(1.62)%	1.50%	1.17%	1.91%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,250,284,987%
Total number of portfolio holdings	386%
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-2/1/55	5.2%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	4.9%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/39-5/1/55	3.6%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	3.6%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	3.5%
State of California, 4.00%-7.60%, due 10/1/36-8/1/54	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.6%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	23.9%
Transportation	14.0%
Water & Sewer	9.0%
Education	7.2%
Hospital	6.7%
Utilities	3.5%
General	3.3%
Housing	1.3%
Certificate of Participation/Lease	1.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSCTF10I-06/25
NYLI MacKay California Muni Fund

NYLI MacKay California Muni Fund
Class R6/MSODX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$23	0.48%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	(1.69)%	1.13%	1.57%	0.77%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	0.81%
Bloomberg California Municipal Bond Index[3]		(1.25)%	1.20%	0.96%	0.68%
Morningstar Muni California Long Category Average[4]		(1.62)%	1.50%	1.17%	0.35%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,250,284,987%
Total number of portfolio holdings	386%
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-2/1/55	5.2%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	4.9%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/39-5/1/55	3.6%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	3.6%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	3.5%
State of California, 4.00%-7.60%, due 10/1/36-8/1/54	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.6%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	23.9%
Transportation	14.0%
Water & Sewer	9.0%
Education	7.2%
Hospital	6.7%
Utilities	3.5%
General	3.3%
Housing	1.3%
Certificate of Participation/Lease	1.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSCTF10R6-06/25
NYLI MacKay California Muni Fund

NYLI MacKay California Muni Fund
Investor Class/MSCVX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$38	0.78%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2013	(4.29)%	(1.69)%	0.32%	1.85%
Investor Class Shares - Excluding sales charges		(1.84)%	0.83%	1.25%	2.32%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg California Municipal Bond Index[3]		(1.25)%	1.20%	0.96%	2.02%
Morningstar Muni California Long Category Average[4]		(1.62)%	1.50%	1.17%	1.91%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,250,284,987%
Total number of portfolio holdings	386%
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-2/1/55	5.2%
California Infrastructure & Economic Development Bank, 3.00%-5.889%, due 8/1/29-1/1/55	4.9%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/39-5/1/55	3.6%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	3.6%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	3.5%
State of California, 4.00%-7.60%, due 10/1/36-8/1/54	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
California Health Facilities Financing Authority, 4.00%-5.25%, due 3/1/33-12/1/54	2.6%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	23.9%
Transportation	14.0%
Water & Sewer	9.0%
Education	7.2%
Hospital	6.7%
Utilities	3.5%
General	3.3%
Housing	1.3%
Certificate of Participation/Lease	1.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSCTF10INV-06/25
NYLI MacKay California Muni Fund

NYLI MacKay High Yield Muni Bond Fund
Class A/MMHAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$42	0.86%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	3/31/2010	(5.05)%	(0.74)%	2.05%	2.80%
Class A Shares - Excluding sales charges		(2.11)%	2.33%	2.99%	3.28%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg High Yield Municipal Bond Index[3]		(0.53)%	4.35%	4.65%	4.11%
High Yield Municipal Bond Composite Index[4]		(0.63)%	3.27%	3.25%	3.32%
Morningstar High Yield Muni Category Average[5]		(1.35)%	3.10%	2.58%	2.61%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

4.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

5.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,407,593,330%
Total number of portfolio holdings	1,409%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.7%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-4/1/48	2.5%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.5%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.0%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
New Hampshire Business Finance Authority, 4.00%-6.89%, due 7/1/33-7/1/56	1.6%
* Excluding short-term investments
Top States
Puerto Rico	11.5%
New York	10.8%
Illinois	9.2%
California	7.9%
Texas	4.8%
Pennsylvania	4.6%
Ohio	4.6%
Florida	3.2%
New Jersey	3.1%
Alabama	2.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSMHY10A-06/25
NYLI MacKay High Yield Muni Bond Fund

NYLI MacKay High Yield Muni Bond Fund
Class C/MMHDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$80	1.63%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	3/31/2010	(3.45)%	0.57%	2.21%	2.49%
Class C Shares - Excluding sales charges		(2.49)%	1.55%	2.21%	2.49%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg High Yield Municipal Bond Index[3]		(0.53)%	4.35%	4.65%	4.11%
High Yield Municipal Bond Composite Index[4]		(0.63)%	3.27%	3.25%	3.32%
Morningstar High Yield Muni Category Average[5]		(1.35)%	3.10%	2.58%	2.61%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

4.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

5.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,407,593,330%
Total number of portfolio holdings	1,409%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.7%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-4/1/48	2.5%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.5%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.0%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
New Hampshire Business Finance Authority, 4.00%-6.89%, due 7/1/33-7/1/56	1.6%
* Excluding short-term investments
Top States
Puerto Rico	11.5%
New York	10.8%
Illinois	9.2%
California	7.9%
Texas	4.8%
Pennsylvania	4.6%
Ohio	4.6%
Florida	3.2%
New Jersey	3.1%
Alabama	2.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSMHY10C-06/25
NYLI MacKay High Yield Muni Bond Fund

NYLI MacKay High Yield Muni Bond Fund
Class I/MMHIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$30	0.61%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	3/31/2010	(1.99)%	2.49%	3.25%	3.53%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg High Yield Municipal Bond Index[3]		(0.53)%	4.35%	4.65%	4.11%
High Yield Municipal Bond Composite Index[4]		(0.63)%	3.27%	3.25%	3.32%
Morningstar High Yield Muni Category Average[5]		(1.35)%	3.10%	2.58%	2.61%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

4.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

5.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,407,593,330%
Total number of portfolio holdings	1,409%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.7%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-4/1/48	2.5%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.5%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.0%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
New Hampshire Business Finance Authority, 4.00%-6.89%, due 7/1/33-7/1/56	1.6%
* Excluding short-term investments
Top States
Puerto Rico	11.5%
New York	10.8%
Illinois	9.2%
California	7.9%
Texas	4.8%
Pennsylvania	4.6%
Ohio	4.6%
Florida	3.2%
New Jersey	3.1%
Alabama	2.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSMHY10I-06/25
NYLI MacKay High Yield Muni Bond Fund

NYLI MacKay High Yield Muni Bond Fund
Class R6/MMHEX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$27	0.55%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	(1.97)%	2.55%	3.29%	1.62%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	0.81%
Bloomberg High Yield Municipal Bond Index[3]		(0.53)%	4.35%	4.65%	2.36%
High Yield Municipal Bond Composite Index[4]		(0.63)%	3.27%	3.25%	1.77%
Morningstar High Yield Muni Category Average[5]		(1.35)%	3.10%	2.58%	0.85%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

4.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

5.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,407,593,330%
Total number of portfolio holdings	1,409%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.7%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-4/1/48	2.5%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.5%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.0%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
New Hampshire Business Finance Authority, 4.00%-6.89%, due 7/1/33-7/1/56	1.6%
* Excluding short-term investments
Top States
Puerto Rico	11.5%
New York	10.8%
Illinois	9.2%
California	7.9%
Texas	4.8%
Pennsylvania	4.6%
Ohio	4.6%
Florida	3.2%
New Jersey	3.1%
Alabama	2.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSMHY10R6-06/25
NYLI MacKay High Yield Muni Bond Fund

NYLI MacKay High Yield Muni Bond Fund
Investor Class/MMHVX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$43	0.88%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	3/31/2010	(4.57)%	(0.34)%	2.03%	2.79%
Investor Class Shares - Excluding sales charges		(2.13)%	2.22%	2.98%	3.26%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg High Yield Municipal Bond Index[3]		(0.53)%	4.35%	4.65%	4.11%
High Yield Municipal Bond Composite Index[4]		(0.63)%	3.27%	3.25%	3.32%
Morningstar High Yield Muni Category Average[5]		(1.35)%	3.10%	2.58%	2.61%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

4.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

5.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,407,593,330%
Total number of portfolio holdings	1,409%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.7%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-4/1/48	2.5%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.5%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.0%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
New Hampshire Business Finance Authority, 4.00%-6.89%, due 7/1/33-7/1/56	1.6%
* Excluding short-term investments
Top States
Puerto Rico	11.5%
New York	10.8%
Illinois	9.2%
California	7.9%
Texas	4.8%
Pennsylvania	4.6%
Ohio	4.6%
Florida	3.2%
New Jersey	3.1%
Alabama	2.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSMHY10INV-06/25
NYLI MacKay High Yield Muni Bond Fund

NYLI MacKay Total Return Bond Fund
Class A/MTMAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$42	0.83%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	(1.68)%	4.59%	(0.17)%	1.42%
Class A Shares - Excluding sales charges		2.96%	9.51%	0.76%	1.89%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Morningstar Intermediate Core-Plus Bond Category Average[3]		2.41%	8.03%	0.52%	1.80%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$366,785,290%
Total number of portfolio holdings	435%
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 4/30/30-2/15/35	15.4%
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	7.9%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	3.7%
UMBS Pool, 30 Year, 4.00%-6.00%, due 10/1/52-4/1/55	3.1%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/51	2.7%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.4%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.8%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/45-2/15/55	1.3%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Portfolio Composition
Mortgage-Backed Securities	30.7%
Corporate Bonds	30.4%
U.S. Government & Federal Agencies	24.5%
Asset-Backed Securities	10.6%
Short-Term Investments	2.1%
Foreign Government Bonds	1.1%
Loan Assignments	0.5%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.1%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSTRB10A-06/25
NYLI MacKay Total Return Bond Fund

NYLI MacKay Total Return Bond Fund
Class C/MTMCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$93	1.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	1/2/2004	1.53%	7.47%	(0.22)%	0.98%
Class C Shares - Excluding sales charges		2.53%	8.47%	(0.22)%	0.98%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Morningstar Intermediate Core-Plus Bond Category Average[3]		2.41%	8.03%	0.52%	1.80%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$366,785,290%
Total number of portfolio holdings	435%
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 4/30/30-2/15/35	15.4%
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	7.9%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	3.7%
UMBS Pool, 30 Year, 4.00%-6.00%, due 10/1/52-4/1/55	3.1%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/51	2.7%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.4%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.8%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/45-2/15/55	1.3%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Portfolio Composition
Mortgage-Backed Securities	30.7%
Corporate Bonds	30.4%
U.S. Government & Federal Agencies	24.5%
Asset-Backed Securities	10.6%
Short-Term Investments	2.1%
Foreign Government Bonds	1.1%
Loan Assignments	0.5%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.1%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSTRB10C-06/25
NYLI MacKay Total Return Bond Fund

NYLI MacKay Total Return Bond Fund
Class I/MTMIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$21	0.42%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	3.17%	9.94%	1.10%	2.24%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Morningstar Intermediate Core-Plus Bond Category Average[3]		2.41%	8.03%	0.52%	1.80%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$366,785,290%
Total number of portfolio holdings	435%
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 4/30/30-2/15/35	15.4%
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	7.9%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	3.7%
UMBS Pool, 30 Year, 4.00%-6.00%, due 10/1/52-4/1/55	3.1%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/51	2.7%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.4%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.8%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/45-2/15/55	1.3%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Portfolio Composition
Mortgage-Backed Securities	30.7%
Corporate Bonds	30.4%
U.S. Government & Federal Agencies	24.5%
Asset-Backed Securities	10.6%
Short-Term Investments	2.1%
Foreign Government Bonds	1.1%
Loan Assignments	0.5%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.1%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSTRB10I-06/25
NYLI MacKay Total Return Bond Fund

NYLI MacKay Total Return Bond Fund
Class R6/MTRDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$21	0.42%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R6 Shares	12/29/2014	3.17%	9.95%	1.11%	2.27%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Morningstar Intermediate Core-Plus Bond Category Average[3]		2.41%	8.03%	0.52%	1.80%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$366,785,290%
Total number of portfolio holdings	435%
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 4/30/30-2/15/35	15.4%
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	7.9%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	3.7%
UMBS Pool, 30 Year, 4.00%-6.00%, due 10/1/52-4/1/55	3.1%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/51	2.7%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.4%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.8%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/45-2/15/55	1.3%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Portfolio Composition
Mortgage-Backed Securities	30.7%
Corporate Bonds	30.4%
U.S. Government & Federal Agencies	24.5%
Asset-Backed Securities	10.6%
Short-Term Investments	2.1%
Foreign Government Bonds	1.1%
Loan Assignments	0.5%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.1%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSTRB10R6-06/25
NYLI MacKay Total Return Bond Fund

NYLI MacKay Total Return Bond Fund
Investor Class/MTMNX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$55	1.09%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(1.31)%	4.79%	(0.42)%	1.27%
Investor Class Shares - Excluding sales charges		2.80%	9.15%	0.50%	1.73%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Morningstar Intermediate Core-Plus Bond Category Average[3]		2.41%	8.03%	0.52%	1.80%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$366,785,290%
Total number of portfolio holdings	435%
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 4/30/30-2/15/35	15.4%
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	7.9%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	3.7%
UMBS Pool, 30 Year, 4.00%-6.00%, due 10/1/52-4/1/55	3.1%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/51	2.7%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.4%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.8%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/45-2/15/55	1.3%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Portfolio Composition
Mortgage-Backed Securities	30.7%
Corporate Bonds	30.4%
U.S. Government & Federal Agencies	24.5%
Asset-Backed Securities	10.6%
Short-Term Investments	2.1%
Foreign Government Bonds	1.1%
Loan Assignments	0.5%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.1%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSTRB10INV-06/25
NYLI MacKay Total Return Bond Fund

NYLI MacKay Total Return Bond Fund
SIMPLE Class/MTMSX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$51	1.01%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	2.85%	9.29%	(0.51)%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(1.09)%
Morningstar Intermediate Core-Plus Bond Category Average[3]		2.41%	8.03%	(0.42)%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$366,785,290%
Total number of portfolio holdings	435%
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 4/30/30-2/15/35	15.4%
GNMA, (zero coupon)-7.764%, due 7/20/44-2/16/66	7.9%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	3.7%
UMBS Pool, 30 Year, 4.00%-6.00%, due 10/1/52-4/1/55	3.1%
Connecticut Avenue Securities Trust, 6.053%-14.204%, due 11/25/39-2/25/45	2.9%
FHLMC STACR REMIC Trust, 6.004%-11.454%, due 9/25/41-1/25/51	2.7%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.4%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.8%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/45-2/15/55	1.3%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Portfolio Composition
Mortgage-Backed Securities	30.7%
Corporate Bonds	30.4%
U.S. Government & Federal Agencies	24.5%
Asset-Backed Securities	10.6%
Short-Term Investments	2.1%
Foreign Government Bonds	1.1%
Loan Assignments	0.5%
Common Stock	0.0%‡
Other Assets, Less Liabilities	0.1%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSTRB10SI-06/25
NYLI MacKay Total Return Bond Fund

NYLI Epoch Global Equity Yield Fund
Class A/EPSPX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$54	1.09%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	8/2/2006	(4.43)%	7.90%	10.95%	5.59%
Class A Shares - Excluding sales charges		1.13%	14.18%	12.21%	6.19%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	9.34%
Global Equity Yield Composite Index[3]		4.29%	14.08%	9.60%	7.00%
Morningstar Global Large Stock Value Category Average[4]		3.21%	10.77%	12.98%	6.89%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

4.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$742,527,906%
Total number of portfolio holdings	111%
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
Microsoft Corp.	2.3%
AbbVie, Inc.	2.0%
International Business Machines Corp.	2.0%
Cisco Systems, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Coca-Cola Europacific Partners plc	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.5%
Walmart, Inc.	1.4%
Salesforce, Inc.	1.4%
* Excluding short-term investments
Top Industries
Pharmaceuticals	8.8%
Semiconductors & Semiconductor Equipment	7.8%
Banks	7.0%
Insurance	5.7%
Technology Hardware, Storage & Peripherals	4.6%
Electric Utilities	4.4%
Software	3.6%
Diversified Telecommunication Services	3.4%
Aerospace & Defense	3.2%
Beverages	3.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSEGE10A-06/25
NYLI Epoch Global Equity Yield Fund

NYLI Epoch Global Equity Yield Fund
Class C/EPSKX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$92	1.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	11/16/2009	(0.16)%	12.32%	11.37%	5.40%
Class C Shares - Excluding sales charges		0.77%	13.32%	11.37%	5.40%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	9.34%
Global Equity Yield Composite Index[3]		4.29%	14.08%	9.60%	7.00%
Morningstar Global Large Stock Value Category Average[4]		3.21%	10.77%	12.98%	6.89%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

4.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$742,527,906%
Total number of portfolio holdings	111%
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
Microsoft Corp.	2.3%
AbbVie, Inc.	2.0%
International Business Machines Corp.	2.0%
Cisco Systems, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Coca-Cola Europacific Partners plc	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.5%
Walmart, Inc.	1.4%
Salesforce, Inc.	1.4%
* Excluding short-term investments
Top Industries
Pharmaceuticals	8.8%
Semiconductors & Semiconductor Equipment	7.8%
Banks	7.0%
Insurance	5.7%
Technology Hardware, Storage & Peripherals	4.6%
Electric Utilities	4.4%
Software	3.6%
Diversified Telecommunication Services	3.4%
Aerospace & Defense	3.2%
Beverages	3.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSEGE10C-06/25
NYLI Epoch Global Equity Yield Fund

NYLI Epoch Global Equity Yield Fund
Class I/EPSYX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$42	0.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/27/2005	1.26%	14.51%	12.49%	6.46%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	9.34%
Global Equity Yield Composite Index[3]		4.29%	14.08%	9.60%	7.00%
Morningstar Global Large Stock Value Category Average[4]		3.21%	10.77%	12.98%	6.89%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

4.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$742,527,906%
Total number of portfolio holdings	111%
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
Microsoft Corp.	2.3%
AbbVie, Inc.	2.0%
International Business Machines Corp.	2.0%
Cisco Systems, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Coca-Cola Europacific Partners plc	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.5%
Walmart, Inc.	1.4%
Salesforce, Inc.	1.4%
* Excluding short-term investments
Top Industries
Pharmaceuticals	8.8%
Semiconductors & Semiconductor Equipment	7.8%
Banks	7.0%
Insurance	5.7%
Technology Hardware, Storage & Peripherals	4.6%
Electric Utilities	4.4%
Software	3.6%
Diversified Telecommunication Services	3.4%
Aerospace & Defense	3.2%
Beverages	3.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSEGE10I-06/25
NYLI Epoch Global Equity Yield Fund

NYLI Epoch Global Equity Yield Fund
Class R6/EPSRX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$37	0.74%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	1.29%	14.59%	12.33%	6.44%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	9.34%
Global Equity Yield Composite Index[3]		4.29%	14.08%	9.60%	7.00%
Morningstar Global Large Stock Value Category Average[4]		3.21%	10.77%	12.98%	6.89%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

4.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$742,527,906%
Total number of portfolio holdings	111%
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
Microsoft Corp.	2.3%
AbbVie, Inc.	2.0%
International Business Machines Corp.	2.0%
Cisco Systems, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Coca-Cola Europacific Partners plc	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.5%
Walmart, Inc.	1.4%
Salesforce, Inc.	1.4%
* Excluding short-term investments
Top Industries
Pharmaceuticals	8.8%
Semiconductors & Semiconductor Equipment	7.8%
Banks	7.0%
Insurance	5.7%
Technology Hardware, Storage & Peripherals	4.6%
Electric Utilities	4.4%
Software	3.6%
Diversified Telecommunication Services	3.4%
Aerospace & Defense	3.2%
Beverages	3.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSEGE10R6-06/25
NYLI Epoch Global Equity Yield Fund

NYLI Epoch Global Equity Yield Fund
Investor Class/EPSIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$58	1.16%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	11/16/2009	(3.95)%	8.43%	10.88%	5.56%
Investor Class Shares - Excluding sales charges		1.10%	14.13%	12.14%	6.16%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	9.34%
Global Equity Yield Composite Index[3]		4.29%	14.08%	9.60%	7.00%
Morningstar Global Large Stock Value Category Average[4]		3.21%	10.77%	12.98%	6.89%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

4.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$742,527,906%
Total number of portfolio holdings	111%
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
Microsoft Corp.	2.3%
AbbVie, Inc.	2.0%
International Business Machines Corp.	2.0%
Cisco Systems, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Coca-Cola Europacific Partners plc	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.5%
Walmart, Inc.	1.4%
Salesforce, Inc.	1.4%
* Excluding short-term investments
Top Industries
Pharmaceuticals	8.8%
Semiconductors & Semiconductor Equipment	7.8%
Banks	7.0%
Insurance	5.7%
Technology Hardware, Storage & Peripherals	4.6%
Electric Utilities	4.4%
Software	3.6%
Diversified Telecommunication Services	3.4%
Aerospace & Defense	3.2%
Beverages	3.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSEGE10INV-06/25
NYLI Epoch Global Equity Yield Fund

NYLI Epoch U.S. Equity Yield Fund
Class A/EPLPX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$51	1.04%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	2/3/2009	(7.69)%	5.51%	11.39%	8.07%
Class A Shares - Excluding sales charges		(2.32)%	11.65%	12.66%	8.68%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	8.36%
U.S. Equity Yield Composite Index[4]		(0.53)%	10.33%	9.93%	8.82%
Morningstar Large Value Category Average[5]		(2.27)%	7.57%	13.36%	8.45%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,011,422,741%
Total number of portfolio holdings	97%
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
MetLife, Inc.	2.3%
AbbVie, Inc.	2.3%
Walmart, Inc.	2.0%
Bank of America Corp.	2.0%
Cummins, Inc.	1.9%
Johnson & Johnson	1.9%
Broadcom, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
* Excluding short-term investments
Top Industries
Banks	10.6%
Electric Utilities	6.4%
Pharmaceuticals	5.6%
Insurance	5.2%
Semiconductors & Semiconductor Equipment	5.0%
Oil, Gas & Consumable Fuels	4.8%
Chemicals	3.5%
Electrical Equipment	3.4%
Biotechnology	3.4%
Capital Markets	2.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSEUE10A-06/25
NYLI Epoch U.S. Equity Yield Fund

NYLI Epoch U.S. Equity Yield Fund
Class C/EPLKX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$101	2.07%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	11/16/2009	(3.71)%	9.51%	11.53%	7.63%
Class C Shares - Excluding sales charges		(2.82)%	10.51%	11.53%	7.63%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	8.36%
U.S. Equity Yield Composite Index[4]		(0.53)%	10.33%	9.93%	8.82%
Morningstar Large Value Category Average[5]		(2.27)%	7.57%	13.36%	8.45%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,011,422,741%
Total number of portfolio holdings	97%
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
MetLife, Inc.	2.3%
AbbVie, Inc.	2.3%
Walmart, Inc.	2.0%
Bank of America Corp.	2.0%
Cummins, Inc.	1.9%
Johnson & Johnson	1.9%
Broadcom, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
* Excluding short-term investments
Top Industries
Banks	10.6%
Electric Utilities	6.4%
Pharmaceuticals	5.6%
Insurance	5.2%
Semiconductors & Semiconductor Equipment	5.0%
Oil, Gas & Consumable Fuels	4.8%
Chemicals	3.5%
Electrical Equipment	3.4%
Biotechnology	3.4%
Capital Markets	2.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSEUE10C-06/25
NYLI Epoch U.S. Equity Yield Fund

NYLI Epoch U.S. Equity Yield Fund
Class I/EPLCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$36	0.73%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/3/2008	(2.19)%	11.95%	13.02%	9.00%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	8.36%
U.S. Equity Yield Composite Index[4]		(0.53)%	10.33%	9.93%	8.82%
Morningstar Large Value Category Average[5]		(2.27)%	7.57%	13.36%	8.45%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,011,422,741%
Total number of portfolio holdings	97%
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
MetLife, Inc.	2.3%
AbbVie, Inc.	2.3%
Walmart, Inc.	2.0%
Bank of America Corp.	2.0%
Cummins, Inc.	1.9%
Johnson & Johnson	1.9%
Broadcom, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
* Excluding short-term investments
Top Industries
Banks	10.6%
Electric Utilities	6.4%
Pharmaceuticals	5.6%
Insurance	5.2%
Semiconductors & Semiconductor Equipment	5.0%
Oil, Gas & Consumable Fuels	4.8%
Chemicals	3.5%
Electrical Equipment	3.4%
Biotechnology	3.4%
Capital Markets	2.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSEUE10I-06/25
NYLI Epoch U.S. Equity Yield Fund

NYLI Epoch U.S. Equity Yield Fund
Class R6/EPLDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$36	0.73%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	5/8/2017	(2.19)%	11.95%	13.02%	9.03%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	12.35%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	8.48%
U.S. Equity Yield Composite Index[4]		(0.53)%	10.33%	9.93%	8.48%
Morningstar Large Value Category Average[5]		(2.27)%	7.57%	13.36%	8.61%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,011,422,741%
Total number of portfolio holdings	97%
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
MetLife, Inc.	2.3%
AbbVie, Inc.	2.3%
Walmart, Inc.	2.0%
Bank of America Corp.	2.0%
Cummins, Inc.	1.9%
Johnson & Johnson	1.9%
Broadcom, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
* Excluding short-term investments
Top Industries
Banks	10.6%
Electric Utilities	6.4%
Pharmaceuticals	5.6%
Insurance	5.2%
Semiconductors & Semiconductor Equipment	5.0%
Oil, Gas & Consumable Fuels	4.8%
Chemicals	3.5%
Electrical Equipment	3.4%
Biotechnology	3.4%
Capital Markets	2.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSEUE10R6-06/25
NYLI Epoch U.S. Equity Yield Fund

NYLI Epoch U.S. Equity Yield Fund
Investor Class/EPLIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$65	1.33%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	11/16/2009	(7.35)%	5.75%	11.09%	7.82%
Investor Class Shares - Excluding sales charges		(2.47)%	11.32%	12.36%	8.43%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Value Index[3]		(1.86)%	8.55%	13.00%	8.36%
U.S. Equity Yield Composite Index[4]		(0.53)%	10.33%	9.93%	8.82%
Morningstar Large Value Category Average[5]		(2.27)%	7.57%	13.36%	8.45%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,011,422,741%
Total number of portfolio holdings	97%
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
MetLife, Inc.	2.3%
AbbVie, Inc.	2.3%
Walmart, Inc.	2.0%
Bank of America Corp.	2.0%
Cummins, Inc.	1.9%
Johnson & Johnson	1.9%
Broadcom, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
* Excluding short-term investments
Top Industries
Banks	10.6%
Electric Utilities	6.4%
Pharmaceuticals	5.6%
Insurance	5.2%
Semiconductors & Semiconductor Equipment	5.0%
Oil, Gas & Consumable Fuels	4.8%
Chemicals	3.5%
Electrical Equipment	3.4%
Biotechnology	3.4%
Capital Markets	2.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSEUE10INV-06/25
NYLI Epoch U.S. Equity Yield Fund

NYLI Epoch U.S. Equity Yield Fund
SIMPLE Class/EPLMX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$64	1.30%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	(2.45)%	11.31%	10.84%
Russell 3000®Index[2]		(2.15)%	11.40%	11.41%
Russell 1000® Value Index[3]		(1.86)%	8.55%	11.42%
U.S. Equity Yield Composite Index[4]		(0.53)%	10.33%	8.56%
Morningstar Large Value Category Average[5]		(2.27)%	7.57%	11.65%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,011,422,741%
Total number of portfolio holdings	97%
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
MetLife, Inc.	2.3%
AbbVie, Inc.	2.3%
Walmart, Inc.	2.0%
Bank of America Corp.	2.0%
Cummins, Inc.	1.9%
Johnson & Johnson	1.9%
Broadcom, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
* Excluding short-term investments
Top Industries
Banks	10.6%
Electric Utilities	6.4%
Pharmaceuticals	5.6%
Insurance	5.2%
Semiconductors & Semiconductor Equipment	5.0%
Oil, Gas & Consumable Fuels	4.8%
Chemicals	3.5%
Electrical Equipment	3.4%
Biotechnology	3.4%
Capital Markets	2.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSEUE10SI-06/25
NYLI Epoch U.S. Equity Yield Fund

NYLI Candriam Emerging Markets Equity Fund
Class A/MCYAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$67	1.36%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	11/15/2017	(6.42)%	2.03%	3.91%	0.41%
Class A Shares - Excluding sales charges		(0.97)%	7.97%	5.09%	1.17%
MSCI Emerging Markets Index (Net)[2]		0.40%	9.02%	6.35%	2.47%
Morningstar Diversified Emerging Markets Category Average[3]		(0.13)%	6.63%	7.11%	2.29%
1.	Not annualized.
2.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$100,116,680%
Total number of portfolio holdings	113%
Portfolio turnover rate	96%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.4%
Samsung Electronics Co. Ltd.	3.6%
Alibaba Group Holding Ltd.	3.5%
HDFC Bank Ltd.	2.4%
ICICI Bank Ltd.	2.1%
Bharti Airtel Ltd.	2.0%
Xiaomi Corp., Class B	1.8%
Bajaj Finance Ltd.	1.7%
Al Rajhi Bank	1.7%
* Excluding short-term investments
Top Countries
China	28.4%
India	19.5%
Taiwan	14.2%
Republic of Korea	11.4%
Brazil	8.0%
South Africa	3.1%
Mexico	3.0%
Saudi Arabia	2.8%
Poland	2.3%
Peru	1.4%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSCEME10A-06/25
NYLI Candriam Emerging Markets Equity Fund

NYLI Candriam Emerging Markets Equity Fund
Class C/MCYCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$110	2.24%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	11/15/2017	(2.45)%	5.99%	4.18%	0.30%
Class C Shares - Excluding sales charges		(1.46)%	6.99%	4.18%	0.30%
MSCI Emerging Markets Index (Net)[2]		0.40%	9.02%	6.35%	2.47%
Morningstar Diversified Emerging Markets Category Average[3]		(0.13)%	6.63%	7.11%	2.29%
1.	Not annualized.
2.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$100,116,680%
Total number of portfolio holdings	113%
Portfolio turnover rate	96%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.4%
Samsung Electronics Co. Ltd.	3.6%
Alibaba Group Holding Ltd.	3.5%
HDFC Bank Ltd.	2.4%
ICICI Bank Ltd.	2.1%
Bharti Airtel Ltd.	2.0%
Xiaomi Corp., Class B	1.8%
Bajaj Finance Ltd.	1.7%
Al Rajhi Bank	1.7%
* Excluding short-term investments
Top Countries
China	28.4%
India	19.5%
Taiwan	14.2%
Republic of Korea	11.4%
Brazil	8.0%
South Africa	3.1%
Mexico	3.0%
Saudi Arabia	2.8%
Poland	2.3%
Peru	1.4%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSCEME10C-06/25
NYLI Candriam Emerging Markets Equity Fund

NYLI Candriam Emerging Markets Equity Fund
Class I/MCYIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$50	1.01%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	11/15/2017	(0.82)%	8.35%	5.44%	1.52%
MSCI Emerging Markets Index (Net)[2]		0.40%	9.02%	6.35%	2.47%
Morningstar Diversified Emerging Markets Category Average[3]		(0.13)%	6.63%	7.11%	2.29%
1.	Not annualized.
2.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$100,116,680%
Total number of portfolio holdings	113%
Portfolio turnover rate	96%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.4%
Samsung Electronics Co. Ltd.	3.6%
Alibaba Group Holding Ltd.	3.5%
HDFC Bank Ltd.	2.4%
ICICI Bank Ltd.	2.1%
Bharti Airtel Ltd.	2.0%
Xiaomi Corp., Class B	1.8%
Bajaj Finance Ltd.	1.7%
Al Rajhi Bank	1.7%
* Excluding short-term investments
Top Countries
China	28.4%
India	19.5%
Taiwan	14.2%
Republic of Korea	11.4%
Brazil	8.0%
South Africa	3.1%
Mexico	3.0%
Saudi Arabia	2.8%
Poland	2.3%
Peru	1.4%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSCEME10I-06/25
NYLI Candriam Emerging Markets Equity Fund

NYLI Candriam Emerging Markets Equity Fund
Class R6/MCYSX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$50	1.01%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	11/15/2017	(0.83)%	8.30%	5.44%	1.53%
MSCI Emerging Markets Index (Net)[2]		0.40%	9.02%	6.35%	2.47%
Morningstar Diversified Emerging Markets Category Average[3]		(0.13)%	6.63%	7.11%	2.29%
1.	Not annualized.
2.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$100,116,680%
Total number of portfolio holdings	113%
Portfolio turnover rate	96%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.4%
Samsung Electronics Co. Ltd.	3.6%
Alibaba Group Holding Ltd.	3.5%
HDFC Bank Ltd.	2.4%
ICICI Bank Ltd.	2.1%
Bharti Airtel Ltd.	2.0%
Xiaomi Corp., Class B	1.8%
Bajaj Finance Ltd.	1.7%
Al Rajhi Bank	1.7%
* Excluding short-term investments
Top Countries
China	28.4%
India	19.5%
Taiwan	14.2%
Republic of Korea	11.4%
Brazil	8.0%
South Africa	3.1%
Mexico	3.0%
Saudi Arabia	2.8%
Poland	2.3%
Peru	1.4%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSCEME10R6-06/25
NYLI Candriam Emerging Markets Equity Fund

NYLI Candriam Emerging Markets Equity Fund
Investor Class/MCYVX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$74	1.49%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	11/15/2017	(6.05)%	2.45%	3.75%	0.27%
Investor Class Shares - Excluding sales charges		(1.10)%	7.84%	4.93%	1.04%
MSCI Emerging Markets Index (Net)[2]		0.40%	9.02%	6.35%	2.47%
Morningstar Diversified Emerging Markets Category Average[3]		(0.13)%	6.63%	7.11%	2.29%
1.	Not annualized.
2.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$100,116,680%
Total number of portfolio holdings	113%
Portfolio turnover rate	96%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.4%
Samsung Electronics Co. Ltd.	3.6%
Alibaba Group Holding Ltd.	3.5%
HDFC Bank Ltd.	2.4%
ICICI Bank Ltd.	2.1%
Bharti Airtel Ltd.	2.0%
Xiaomi Corp., Class B	1.8%
Bajaj Finance Ltd.	1.7%
Al Rajhi Bank	1.7%
* Excluding short-term investments
Top Countries
China	28.4%
India	19.5%
Taiwan	14.2%
Republic of Korea	11.4%
Brazil	8.0%
South Africa	3.1%
Mexico	3.0%
Saudi Arabia	2.8%
Poland	2.3%
Peru	1.4%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSCEME10INV-06/25
NYLI Candriam Emerging Markets Equity Fund

NYLI MacKay New York Muni Fund
Class A/MNOAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$37	0.75%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	5/14/2012	(4.51)%	(1.95)%	0.53%	1.69%
Class A Shares - Excluding sales charges		(1.56)%	1.08%	1.46%	2.16%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg New York Municipal Bond Index[3]		(0.81)%	1.57%	1.24%	1.99%
Morningstar Muni New York Long Category Average[4]		(1.68)%	1.21%	1.28%	1.83%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,398,787,046%
Total number of portfolio holdings	450%
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-3/15/56	10.3%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	8.5%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.6%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/48	4.4%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Housing Development Corp., 2.60%-5.25%, due 7/1/27-11/1/55	3.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/55	3.1%
City of New York, 4.00%-5.25%, due 12/1/33-2/1/53	2.7%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	44.2%
Education	14.0%
Transportation	13.2%
Hospital	7.8%
General Obligation	7.6%
Water & Sewer	6.9%
Utilities	2.8%
General	1.1%
Housing	0.5%
Certificate of Participation/Lease	0.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSNTF10A-06/25
NYLI MacKay New York Muni Fund

NYLI MacKay New York Muni Fund
Class C/MNOCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$50	1.03%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/14/2012	(2.66)%	(0.17)%	1.17%	1.88%
Class C Shares - Excluding sales charges		(1.70)%	0.80%	1.17%	1.88%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg New York Municipal Bond Index[3]		(0.81)%	1.57%	1.24%	1.99%
Morningstar Muni New York Long Category Average[4]		(1.68)%	1.21%	1.28%	1.83%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,398,787,046%
Total number of portfolio holdings	450%
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-3/15/56	10.3%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	8.5%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.6%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/48	4.4%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Housing Development Corp., 2.60%-5.25%, due 7/1/27-11/1/55	3.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/55	3.1%
City of New York, 4.00%-5.25%, due 12/1/33-2/1/53	2.7%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	44.2%
Education	14.0%
Transportation	13.2%
Hospital	7.8%
General Obligation	7.6%
Water & Sewer	6.9%
Utilities	2.8%
General	1.1%
Housing	0.5%
Certificate of Participation/Lease	0.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSNTF10C-06/25
NYLI MacKay New York Muni Fund

NYLI MacKay New York Muni Fund
Class C2/MNOLX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C2	$58	1.18%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class C2 Shares - Including sales charges	8/31/2020	(2.73)%	(0.22)%	(0.31)%
Class C2 Shares - Excluding sales charges		(1.77)%	0.76%	(0.31)%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	0.14%
Bloomberg New York Municipal Bond Index[3]		(0.81)%	1.57%	0.30%
Morningstar Muni New York Long Category Average[4]		(1.68)%	1.21%	(0.02)%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,398,787,046%
Total number of portfolio holdings	450%
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-3/15/56	10.3%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	8.5%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.6%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/48	4.4%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Housing Development Corp., 2.60%-5.25%, due 7/1/27-11/1/55	3.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/55	3.1%
City of New York, 4.00%-5.25%, due 12/1/33-2/1/53	2.7%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	44.2%
Education	14.0%
Transportation	13.2%
Hospital	7.8%
General Obligation	7.6%
Water & Sewer	6.9%
Utilities	2.8%
General	1.1%
Housing	0.5%
Certificate of Participation/Lease	0.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSNTF10C2-06/25
NYLI MacKay New York Muni Fund

NYLI MacKay New York Muni Fund
Class I/MNOIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$24	0.50%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	5/14/2012	(1.33)%	1.44%	1.72%	2.43%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg New York Municipal Bond Index[3]		(0.81)%	1.57%	1.24%	1.99%
Morningstar Muni New York Long Category Average[4]		(1.68)%	1.21%	1.28%	1.83%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,398,787,046%
Total number of portfolio holdings	450%
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-3/15/56	10.3%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	8.5%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.6%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/48	4.4%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Housing Development Corp., 2.60%-5.25%, due 7/1/27-11/1/55	3.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/55	3.1%
City of New York, 4.00%-5.25%, due 12/1/33-2/1/53	2.7%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	44.2%
Education	14.0%
Transportation	13.2%
Hospital	7.8%
General Obligation	7.6%
Water & Sewer	6.9%
Utilities	2.8%
General	1.1%
Housing	0.5%
Certificate of Participation/Lease	0.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSNTF10I-06/25
NYLI MacKay New York Muni Fund

NYLI MacKay New York Muni Fund
Class R6/MNODX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$23	0.48%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	(1.43)%	1.46%	1.72%	0.86%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	0.81%
Bloomberg New York Municipal Bond Index[3]		(0.81)%	1.57%	1.24%	0.76%
Morningstar Muni New York Long Category Average[4]		(1.68)%	1.21%	1.28%	0.37%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,398,787,046%
Total number of portfolio holdings	450%
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-3/15/56	10.3%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	8.5%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.6%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/48	4.4%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Housing Development Corp., 2.60%-5.25%, due 7/1/27-11/1/55	3.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/55	3.1%
City of New York, 4.00%-5.25%, due 12/1/33-2/1/53	2.7%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	44.2%
Education	14.0%
Transportation	13.2%
Hospital	7.8%
General Obligation	7.6%
Water & Sewer	6.9%
Utilities	2.8%
General	1.1%
Housing	0.5%
Certificate of Participation/Lease	0.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSNTF10R6-06/25
NYLI MacKay New York Muni Fund

NYLI MacKay New York Muni Fund
Investor Class/MNOVX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$38	0.78%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	5/14/2012	(3.93)%	(1.37)%	0.53%	1.68%
Investor Class Shares - Excluding sales charges		(1.47)%	1.16%	1.47%	2.15%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg New York Municipal Bond Index[3]		(0.81)%	1.57%	1.24%	1.99%
Morningstar Muni New York Long Category Average[4]		(1.68)%	1.21%	1.28%	1.83%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,398,787,046%
Total number of portfolio holdings	450%
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-3/15/56	10.3%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	8.5%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.6%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/48	4.4%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.6%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Housing Development Corp., 2.60%-5.25%, due 7/1/27-11/1/55	3.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/55	3.1%
City of New York, 4.00%-5.25%, due 12/1/33-2/1/53	2.7%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	44.2%
Education	14.0%
Transportation	13.2%
Hospital	7.8%
General Obligation	7.6%
Water & Sewer	6.9%
Utilities	2.8%
General	1.1%
Housing	0.5%
Certificate of Participation/Lease	0.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSNTF10INV-06/25
NYLI MacKay New York Muni Fund

NYLI MacKay Short Term Muni Fund
Class A/MSTAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$34	0.67%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 1, 2015, the Fund changed, among other things, its investment objective and principal investment strategies. Effective May 22, 2018, the Fund made further changes to, among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	0.12%	2.50%	1.01%	0.83%
Class A Shares - Excluding sales charges		1.13%	3.54%	1.21%	1.14%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg 3-Year Municipal Bond Index[3]		0.78%	3.36%	1.24%	1.38%
Morningstar Muni National Short Category Average[4]		0.96%	3.15%	1.52%	1.29%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

4.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$910,058,206%
Total number of portfolio holdings	305%
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.65%-5.00%, due 7/1/25-7/1/55	3.7%
Black Belt Energy Gas District, 4.00%-5.50%, due 12/1/25-11/1/53	2.4%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.2%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	2.0%
State of Illinois, 3.50%-5.00%, due 11/1/25-6/1/31	1.9%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.7%
Arizona Health Facilities Authority, 3.87%, due 1/1/46	1.6%
City of Dallas, 5.00%, due 2/15/26	1.6%
New York City Housing Development Corp., 3.25%-5.458%, due 12/15/31-11/1/64	1.5%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.5%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	97.8%
Short-Term Investment	2.5%
Corporate Bonds	1.0%
Other Assets, Less Liabilities	(1.3)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSSTM10A-06/25
NYLI MacKay Short Term Muni Fund

NYLI MacKay Short Term Muni Fund
Class A2/MSTUX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A2	$33	0.67%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class A2 Shares - Including sales charges	9/30/2020	(1.00)%	1.46%	0.43%
Class A2 Shares - Excluding sales charges		1.02%	3.53%	0.88%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	0.14%
Bloomberg 3-Year Municipal Bond Index[3]		0.78%	3.36%	0.73%
Morningstar Muni National Short Category Average[4]		0.96%	3.15%	1.12%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

4.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$910,058,206%
Total number of portfolio holdings	305%
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.65%-5.00%, due 7/1/25-7/1/55	3.7%
Black Belt Energy Gas District, 4.00%-5.50%, due 12/1/25-11/1/53	2.4%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.2%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	2.0%
State of Illinois, 3.50%-5.00%, due 11/1/25-6/1/31	1.9%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.7%
Arizona Health Facilities Authority, 3.87%, due 1/1/46	1.6%
City of Dallas, 5.00%, due 2/15/26	1.6%
New York City Housing Development Corp., 3.25%-5.458%, due 12/15/31-11/1/64	1.5%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.5%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	97.8%
Short-Term Investment	2.5%
Corporate Bonds	1.0%
Other Assets, Less Liabilities	(1.3)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSSTM10A2-06/25
NYLI MacKay Short Term Muni Fund

NYLI MacKay Short Term Muni Fund
Class I/MSTIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$20	0.40%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 1, 2015, the Fund changed, among other things, its investment objective and principal investment strategies. Effective May 22, 2018, the Fund made further changes to, among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	1.27%	3.82%	1.49%	1.42%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg 3-Year Municipal Bond Index[3]		0.78%	3.36%	1.24%	1.38%
Morningstar Muni National Short Category Average[4]		0.96%	3.15%	1.52%	1.29%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

4.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$910,058,206%
Total number of portfolio holdings	305%
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.65%-5.00%, due 7/1/25-7/1/55	3.7%
Black Belt Energy Gas District, 4.00%-5.50%, due 12/1/25-11/1/53	2.4%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.2%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	2.0%
State of Illinois, 3.50%-5.00%, due 11/1/25-6/1/31	1.9%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.7%
Arizona Health Facilities Authority, 3.87%, due 1/1/46	1.6%
City of Dallas, 5.00%, due 2/15/26	1.6%
New York City Housing Development Corp., 3.25%-5.458%, due 12/15/31-11/1/64	1.5%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.5%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	97.8%
Short-Term Investment	2.5%
Corporate Bonds	1.0%
Other Assets, Less Liabilities	(1.3)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSSTM10I-06/25
NYLI MacKay Short Term Muni Fund

NYLI MacKay Short Term Muni Fund
Class R6/MSTEX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$19	0.39%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class R6 Shares	5/2/2022	1.17%	3.84%	2.69%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	2.26%
Bloomberg 3-Year Municipal Bond Index[3]		0.78%	3.36%	2.45%
Morningstar Muni National Short Category Average[4]		0.96%	3.15%	2.62%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

4.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$910,058,206%
Total number of portfolio holdings	305%
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.65%-5.00%, due 7/1/25-7/1/55	3.7%
Black Belt Energy Gas District, 4.00%-5.50%, due 12/1/25-11/1/53	2.4%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.2%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	2.0%
State of Illinois, 3.50%-5.00%, due 11/1/25-6/1/31	1.9%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.7%
Arizona Health Facilities Authority, 3.87%, due 1/1/46	1.6%
City of Dallas, 5.00%, due 2/15/26	1.6%
New York City Housing Development Corp., 3.25%-5.458%, due 12/15/31-11/1/64	1.5%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.5%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	97.8%
Short-Term Investment	2.5%
Corporate Bonds	1.0%
Other Assets, Less Liabilities	(1.3)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSSTM10R6-06/25
NYLI MacKay Short Term Muni Fund

NYLI MacKay Short Term Muni Fund
Investor Class/MYTBX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$49	0.99%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 1, 2015, the Fund changed, among other things, its investment objective and principal investment strategies. Effective May 22, 2018, the Fund made further changes to, among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	0.36%	2.58%	0.70%	0.46%
Investor Class Shares - Excluding sales charges		0.87%	3.10%	0.90%	0.77%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg 3-Year Municipal Bond Index[3]		0.78%	3.36%	1.24%	1.38%
Morningstar Muni National Short Category Average[4]		0.96%	3.15%	1.52%	1.29%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

4.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$910,058,206%
Total number of portfolio holdings	305%
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.65%-5.00%, due 7/1/25-7/1/55	3.7%
Black Belt Energy Gas District, 4.00%-5.50%, due 12/1/25-11/1/53	2.4%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.2%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 1/1/53-5/1/55	2.0%
State of Illinois, 3.50%-5.00%, due 11/1/25-6/1/31	1.9%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.7%
Arizona Health Facilities Authority, 3.87%, due 1/1/46	1.6%
City of Dallas, 5.00%, due 2/15/26	1.6%
New York City Housing Development Corp., 3.25%-5.458%, due 12/15/31-11/1/64	1.5%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.5%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	97.8%
Short-Term Investment	2.5%
Corporate Bonds	1.0%
Other Assets, Less Liabilities	(1.3)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSSTM10INV-06/25
NYLI MacKay Short Term Muni Fund

NYLI Short Term Bond Fund
Class A/MIXAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$36	0.72%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	1.60%	5.29%	1.87%	1.62%
Class A Shares - Excluding sales charges		2.62%	6.36%	2.07%	1.93%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[3]		2.96%	6.76%	1.59%	1.80%
Morningstar Short-Term Bond Category Average[4]		2.87%	7.04%	2.43%	2.11%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

4.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$124,564,724%
Total number of portfolio holdings	135%
Portfolio turnover rate	258%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	45.4%
GNMA, 0.705%-6.75%, due 5/16/50-6/16/63	2.2%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-1/24/31	1.9%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
Wells Fargo & Co., 4.54%-5.15%, due 8/15/26-4/23/31	1.4%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.4%
JPMorgan Chase & Co., 5.04%-5.571%, due 1/23/28-4/22/31	1.2%
Citigroup, Inc., 5.592%-5.61%, due 9/29/26-11/19/34	1.1%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	46.8%
Corporate Bonds	32.2%
Mortgage-Backed Securities	9.5%
Asset-Backed Securities	8.2%
Fixed Income Fund	2.1%
Other Assets, Less Liabilities	1.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSSTB10A-06/25
NYLI Short Term Bond Fund

NYLI Short Term Bond Fund
Class I/MIXIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$20	0.40%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	2.90%	6.70%	2.42%	2.25%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[3]		2.96%	6.76%	1.59%	1.80%
Morningstar Short-Term Bond Category Average[4]		2.87%	7.04%	2.43%	2.11%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

4.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$124,564,724%
Total number of portfolio holdings	135%
Portfolio turnover rate	258%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	45.4%
GNMA, 0.705%-6.75%, due 5/16/50-6/16/63	2.2%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-1/24/31	1.9%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
Wells Fargo & Co., 4.54%-5.15%, due 8/15/26-4/23/31	1.4%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.4%
JPMorgan Chase & Co., 5.04%-5.571%, due 1/23/28-4/22/31	1.2%
Citigroup, Inc., 5.592%-5.61%, due 9/29/26-11/19/34	1.1%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	46.8%
Corporate Bonds	32.2%
Mortgage-Backed Securities	9.5%
Asset-Backed Securities	8.2%
Fixed Income Fund	2.1%
Other Assets, Less Liabilities	1.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSSTB10I-06/25
NYLI Short Term Bond Fund

NYLI Short Term Bond Fund
Investor Class/MIXNX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$46	0.92%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	2.10%	5.57%	1.67%	1.41%
Investor Class Shares - Excluding sales charges		2.61%	6.10%	1.88%	1.72%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[3]		2.96%	6.76%	1.59%	1.80%
Morningstar Short-Term Bond Category Average[4]		2.87%	7.04%	2.43%	2.11%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

4.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$124,564,724%
Total number of portfolio holdings	135%
Portfolio turnover rate	258%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	45.4%
GNMA, 0.705%-6.75%, due 5/16/50-6/16/63	2.2%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-1/24/31	1.9%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
Wells Fargo & Co., 4.54%-5.15%, due 8/15/26-4/23/31	1.4%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.4%
JPMorgan Chase & Co., 5.04%-5.571%, due 1/23/28-4/22/31	1.2%
Citigroup, Inc., 5.592%-5.61%, due 9/29/26-11/19/34	1.1%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	46.8%
Corporate Bonds	32.2%
Mortgage-Backed Securities	9.5%
Asset-Backed Securities	8.2%
Fixed Income Fund	2.1%
Other Assets, Less Liabilities	1.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSSTB10INV-06/25
NYLI Short Term Bond Fund

NYLI Short Term Bond Fund
SIMPLE Class/MIXMX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$51	1.02%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	2.52%	6.09%	1.03%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(1.09)%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[3]		2.96%	6.76%	1.54%
Morningstar Short-Term Bond Category Average[4]		2.87%	7.04%	1.84%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

4.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$124,564,724%
Total number of portfolio holdings	135%
Portfolio turnover rate	258%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.625%, due 3/31/27-2/15/35	45.4%
GNMA, 0.705%-6.75%, due 5/16/50-6/16/63	2.2%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-1/24/31	1.9%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
Wells Fargo & Co., 4.54%-5.15%, due 8/15/26-4/23/31	1.4%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.4%
JPMorgan Chase & Co., 5.04%-5.571%, due 1/23/28-4/22/31	1.2%
Citigroup, Inc., 5.592%-5.61%, due 9/29/26-11/19/34	1.1%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	46.8%
Corporate Bonds	32.2%
Mortgage-Backed Securities	9.5%
Asset-Backed Securities	8.2%
Fixed Income Fund	2.1%
Other Assets, Less Liabilities	1.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSSTB10SI-06/25
NYLI Short Term Bond Fund

NYLI WMC Growth Fund
Class A/KLGAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$50	1.02%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	8/7/2006	(7.12)%	3.37%	10.63%	9.65%
Class A Shares - Excluding sales charges		(1.71)%	9.39%	11.89%	10.27%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Growth Index[3]		(1.57)%	14.53%	17.23%	15.27%
Morningstar Large Growth Category Average[4]		(1.64)%	12.32%	14.18%	12.78%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$843,678,097%
Total number of portfolio holdings	51%
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.0%
Microsoft Corp.	8.7%
Amazon.com, Inc.	6.2%
Alphabet, Inc., Class C	4.9%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.6%
Broadcom, Inc.	4.6%
Netflix, Inc.	4.3%
Mastercard, Inc., Class A	4.0%
Meta Platforms, Inc., Class A	3.7%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	17.5%
Software	12.4%
Interactive Media & Services	8.6%
Capital Markets	7.8%
Entertainment	6.2%
Broadline Retail	6.2%
Financial Services	5.2%
Technology Hardware, Storage & Peripherals	4.8%
Pharmaceuticals	4.6%
Health Care Equipment & Supplies	2.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSWG10A-06/25
NYLI WMC Growth Fund

NYLI WMC Growth Fund
Class C/KLGCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$101	2.07%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	1/18/2013	(3.14)%	7.23%	10.73%	9.16%
Class C Shares - Excluding sales charges		(2.21)%	8.23%	10.73%	9.16%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Growth Index[3]		(1.57)%	14.53%	17.23%	15.27%
Morningstar Large Growth Category Average[4]		(1.64)%	12.32%	14.18%	12.78%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$843,678,097%
Total number of portfolio holdings	51%
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.0%
Microsoft Corp.	8.7%
Amazon.com, Inc.	6.2%
Alphabet, Inc., Class C	4.9%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.6%
Broadcom, Inc.	4.6%
Netflix, Inc.	4.3%
Mastercard, Inc., Class A	4.0%
Meta Platforms, Inc., Class A	3.7%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	17.5%
Software	12.4%
Interactive Media & Services	8.6%
Capital Markets	7.8%
Entertainment	6.2%
Broadline Retail	6.2%
Financial Services	5.2%
Technology Hardware, Storage & Peripherals	4.8%
Pharmaceuticals	4.6%
Health Care Equipment & Supplies	2.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSWG10C-06/25
NYLI WMC Growth Fund

NYLI WMC Growth Fund
Class I/KLGIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$37	0.75%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	11/2/2009	(1.59)%	9.67%	12.20%	10.56%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Growth Index[3]		(1.57)%	14.53%	17.23%	15.27%
Morningstar Large Growth Category Average[4]		(1.64)%	12.32%	14.18%	12.78%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$843,678,097%
Total number of portfolio holdings	51%
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.0%
Microsoft Corp.	8.7%
Amazon.com, Inc.	6.2%
Alphabet, Inc., Class C	4.9%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.6%
Broadcom, Inc.	4.6%
Netflix, Inc.	4.3%
Mastercard, Inc., Class A	4.0%
Meta Platforms, Inc., Class A	3.7%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	17.5%
Software	12.4%
Interactive Media & Services	8.6%
Capital Markets	7.8%
Entertainment	6.2%
Broadline Retail	6.2%
Financial Services	5.2%
Technology Hardware, Storage & Peripherals	4.8%
Pharmaceuticals	4.6%
Health Care Equipment & Supplies	2.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSWG10I-06/25
NYLI WMC Growth Fund

NYLI WMC Growth Fund
Class R6/KLGDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$35	0.72%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class R6 Shares	4/26/2021	(1.57)%	9.71%	3.98%
Russell 3000®Index[2]		(2.15)%	11.40%	7.46%
Russell 1000® Growth Index[3]		(1.57)%	14.53%	9.65%
Morningstar Large Growth Category Average[4]		(1.64)%	12.32%	5.49%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$843,678,097%
Total number of portfolio holdings	51%
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.0%
Microsoft Corp.	8.7%
Amazon.com, Inc.	6.2%
Alphabet, Inc., Class C	4.9%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.6%
Broadcom, Inc.	4.6%
Netflix, Inc.	4.3%
Mastercard, Inc., Class A	4.0%
Meta Platforms, Inc., Class A	3.7%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	17.5%
Software	12.4%
Interactive Media & Services	8.6%
Capital Markets	7.8%
Entertainment	6.2%
Broadline Retail	6.2%
Financial Services	5.2%
Technology Hardware, Storage & Peripherals	4.8%
Pharmaceuticals	4.6%
Health Care Equipment & Supplies	2.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSWG10R6-06/25
NYLI WMC Growth Fund

NYLI WMC Growth Fund
Investor Class/KLGNX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$65	1.32%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	1/18/2013	(6.77)%	3.61%	10.31%	9.36%
Investor Class Shares - Excluding sales charges		(1.86)%	9.06%	11.57%	9.98%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 1000® Growth Index[3]		(1.57)%	14.53%	17.23%	15.27%
Morningstar Large Growth Category Average[4]		(1.64)%	12.32%	14.18%	12.78%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$843,678,097%
Total number of portfolio holdings	51%
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.0%
Microsoft Corp.	8.7%
Amazon.com, Inc.	6.2%
Alphabet, Inc., Class C	4.9%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.6%
Broadcom, Inc.	4.6%
Netflix, Inc.	4.3%
Mastercard, Inc., Class A	4.0%
Meta Platforms, Inc., Class A	3.7%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	17.5%
Software	12.4%
Interactive Media & Services	8.6%
Capital Markets	7.8%
Entertainment	6.2%
Broadline Retail	6.2%
Financial Services	5.2%
Technology Hardware, Storage & Peripherals	4.8%
Pharmaceuticals	4.6%
Health Care Equipment & Supplies	2.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSWG10INV-06/25
NYLI WMC Growth Fund

NYLI WMC International Research Equity Fund
Class A/MYITX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$58	1.13%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	9/28/2007	1.28%	6.95%	8.34%	1.71%
Class A Shares - Excluding sales charges		7.18%	13.17%	9.57%	2.29%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	11.37%	5.45%
MSCI ACWI® ex USA Index (Net)[3]		5.95%	11.93%	10.09%	4.83%
Morningstar Foreign Large Blend Category Average[4]		7.18%	12.69%	10.67%	5.14%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

4.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$204,973,558%
Total number of portfolio holdings	204%
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Tencent Holdings Ltd.	2.7%
Sony Group Corp.	2.1%
Shell plc	2.1%
ASML Holding NV	1.5%
TotalEnergies SE	1.2%
HSBC Holdings plc	1.2%
United Overseas Bank Ltd.	1.2%
British American Tobacco plc	1.2%
AstraZeneca plc	1.1%
* Excluding short-term investments
Top Countries
Japan	14.7%
United Kingdom	12.1%
United States	9.6%
France	9.5%
China	6.6%
Germany	6.5%
Australia	4.6%
Taiwan	4.4%
Netherlands	3.3%
Canada	3.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSWIRE10A-06/25
NYLI WMC International Research Equity Fund

NYLI WMC International Research Equity Fund
Class C/MYICX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$115	2.25%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/28/2007	5.54%	10.76%	8.33%	1.28%
Class C Shares - Excluding sales charges		6.54%	11.76%	8.33%	1.28%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	11.37%	5.45%
MSCI ACWI® ex USA Index (Net)[3]		5.95%	11.93%	10.09%	4.83%
Morningstar Foreign Large Blend Category Average[4]		7.18%	12.69%	10.67%	5.14%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

4.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$204,973,558%
Total number of portfolio holdings	204%
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Tencent Holdings Ltd.	2.7%
Sony Group Corp.	2.1%
Shell plc	2.1%
ASML Holding NV	1.5%
TotalEnergies SE	1.2%
HSBC Holdings plc	1.2%
United Overseas Bank Ltd.	1.2%
British American Tobacco plc	1.2%
AstraZeneca plc	1.1%
* Excluding short-term investments
Top Countries
Japan	14.7%
United Kingdom	12.1%
United States	9.6%
France	9.5%
China	6.6%
Germany	6.5%
Australia	4.6%
Taiwan	4.4%
Netherlands	3.3%
Canada	3.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSWIRE10C-06/25
NYLI WMC International Research Equity Fund

NYLI WMC International Research Equity Fund
Class I/MYIIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$44	0.86%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	9/28/2007	7.29%	13.40%	9.85%	2.56%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	11.37%	5.45%
MSCI ACWI® ex USA Index (Net)[3]		5.95%	11.93%	10.09%	4.83%
Morningstar Foreign Large Blend Category Average[4]		7.18%	12.69%	10.67%	5.14%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

4.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$204,973,558%
Total number of portfolio holdings	204%
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Tencent Holdings Ltd.	2.7%
Sony Group Corp.	2.1%
Shell plc	2.1%
ASML Holding NV	1.5%
TotalEnergies SE	1.2%
HSBC Holdings plc	1.2%
United Overseas Bank Ltd.	1.2%
British American Tobacco plc	1.2%
AstraZeneca plc	1.1%
* Excluding short-term investments
Top Countries
Japan	14.7%
United Kingdom	12.1%
United States	9.6%
France	9.5%
China	6.6%
Germany	6.5%
Australia	4.6%
Taiwan	4.4%
Netherlands	3.3%
Canada	3.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSWIRE10I-06/25
NYLI WMC International Research Equity Fund

NYLI WMC International Research Equity Fund
Investor Class/MYINX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$77	1.50%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	1.70%	7.00%	7.95%	1.47%
Investor Class Shares - Excluding sales charges		7.05%	12.63%	9.18%	2.04%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	11.37%	5.45%
MSCI ACWI® ex USA Index (Net)[3]		5.95%	11.93%	10.09%	4.83%
Morningstar Foreign Large Blend Category Average[4]		7.18%	12.69%	10.67%	5.14%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

4.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$204,973,558%
Total number of portfolio holdings	204%
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Tencent Holdings Ltd.	2.7%
Sony Group Corp.	2.1%
Shell plc	2.1%
ASML Holding NV	1.5%
TotalEnergies SE	1.2%
HSBC Holdings plc	1.2%
United Overseas Bank Ltd.	1.2%
British American Tobacco plc	1.2%
AstraZeneca plc	1.1%
* Excluding short-term investments
Top Countries
Japan	14.7%
United Kingdom	12.1%
United States	9.6%
France	9.5%
China	6.6%
Germany	6.5%
Australia	4.6%
Taiwan	4.4%
Netherlands	3.3%
Canada	3.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSWIRE10INV-06/25
NYLI WMC International Research Equity Fund

NYLI S&P 500 Index Fund
Class A/MSXAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$25	0.51%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	(3.46)%	9.83%	14.67%	11.39%
Class A Shares - Excluding sales charges		(1.99)%	11.50%	15.01%	11.73%
S&P 500®Index[2]		(1.74)%	12.10%	15.61%	12.32%
Morningstar Large Blend Category Average[3]		(2.35)%	9.59%	14.37%	10.85%
1.	Not annualized.
2.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,485,164,301%
Total number of portfolio holdings	508%
Portfolio turnover rate	0.0%[1]
1.	Less than 0.5%.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Apple, Inc.	6.6%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.6%
Alphabet, Inc.	3.5%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
* Excluding short-term investments
Top Industries
Software	10.3%
Semiconductors & Semiconductor Equipment	9.9%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	6.0%
Financial Services	4.9%
Broadline Retail	3.7%
Pharmaceuticals	3.4%
Banks	3.4%
Capital Markets	3.1%
Oil, Gas & Consumable Fuels	2.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSSP10A-06/25
NYLI S&P 500 Index Fund

NYLI S&P 500 Index Fund
Class I/MSPIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$13	0.26%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	(1.87)%	11.78%	15.30%	12.01%
S&P 500®Index[2]		(1.74)%	12.10%	15.61%	12.32%
Morningstar Large Blend Category Average[3]		(2.35)%	9.59%	14.37%	10.85%
1.	Not annualized.
2.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,485,164,301%
Total number of portfolio holdings	508%
Portfolio turnover rate	0.0%[1]
1.	Less than 0.5%.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Apple, Inc.	6.6%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.6%
Alphabet, Inc.	3.5%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
* Excluding short-term investments
Top Industries
Software	10.3%
Semiconductors & Semiconductor Equipment	9.9%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	6.0%
Financial Services	4.9%
Broadline Retail	3.7%
Pharmaceuticals	3.4%
Banks	3.4%
Capital Markets	3.1%
Oil, Gas & Consumable Fuels	2.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSSP10I-06/25
NYLI S&P 500 Index Fund

NYLI S&P 500 Index Fund
Investor Class/MYSPX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$34	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(3.07)%	10.18%	14.45%	11.21%
Investor Class Shares - Excluding sales charges		(2.09)%	11.29%	14.80%	11.55%
S&P 500®Index[2]		(1.74)%	12.10%	15.61%	12.32%
Morningstar Large Blend Category Average[3]		(2.35)%	9.59%	14.37%	10.85%
1.	Not annualized.
2.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,485,164,301%
Total number of portfolio holdings	508%
Portfolio turnover rate	0.0%[1]
1.	Less than 0.5%.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Apple, Inc.	6.6%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.6%
Alphabet, Inc.	3.5%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
* Excluding short-term investments
Top Industries
Software	10.3%
Semiconductors & Semiconductor Equipment	9.9%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	6.0%
Financial Services	4.9%
Broadline Retail	3.7%
Pharmaceuticals	3.4%
Banks	3.4%
Capital Markets	3.1%
Oil, Gas & Consumable Fuels	2.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSSP10INV-06/25
NYLI S&P 500 Index Fund

NYLI S&P 500 Index Fund
SIMPLE Class/MSXMX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$36	0.73%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	(2.09)%	11.25%	11.18%
S&P 500®Index[2]		(1.74)%	12.10%	12.14%
Morningstar Large Blend Category Average[3]		(2.35)%	9.59%	10.60%
1.	Not annualized.
2.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,485,164,301%
Total number of portfolio holdings	508%
Portfolio turnover rate	0.0%[1]
1.	Less than 0.5%.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Apple, Inc.	6.6%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.6%
Alphabet, Inc.	3.5%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
* Excluding short-term investments
Top Industries
Software	10.3%
Semiconductors & Semiconductor Equipment	9.9%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	6.0%
Financial Services	4.9%
Broadline Retail	3.7%
Pharmaceuticals	3.4%
Banks	3.4%
Capital Markets	3.1%
Oil, Gas & Consumable Fuels	2.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSSP10SI-06/25
NYLI S&P 500 Index Fund

NYLI WMC Small Companies Fund
Class A/MOPAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$57	1.19%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	(12.97)%	(4.88)%	7.76%	3.12%
Class A Shares - Excluding sales charges		(7.91)%	0.66%	8.98%	3.71%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 2000®Index[3]		(9.97)%	0.87%	9.88%	6.32%
Morningstar Small Blend Category Average[4]		(9.12)%	(0.18)%	11.72%	6.59%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$259,522,903%
Total number of portfolio holdings	145%
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	2.8%
Champion Homes, Inc.	2.5%
Enova International, Inc.	2.5%
Laureate Education, Inc.	2.4%
MRC Global, Inc.	2.2%
Magnite, Inc.	2.0%
TTM Technologies, Inc.	2.0%
Lantheus Holdings, Inc.	2.0%
Remitly Global, Inc.	1.9%
Ryder System, Inc.	1.9%
* Excluding short-term investments
Top Industries
Banks	9.8%
Biotechnology	8.8%
Financial Services	7.0%
Software	6.1%
Health Care Equipment & Supplies	4.6%
Machinery	4.5%
Professional Services	4.3%
Trading Companies & Distributors	3.4%
Electronic Equipment, Instruments & Components	3.3%
Commercial Services & Supplies	3.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSWSC10A-06/25
NYLI WMC Small Companies Fund

NYLI WMC Small Companies Fund
Class C/MOPCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$106	2.23%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/30/2002	(9.31)%	(1.35)%	7.88%	2.66%
Class C Shares - Excluding sales charges		(8.39)%	(0.35)%	7.88%	2.66%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 2000®Index[3]		(9.97)%	0.87%	9.88%	6.32%
Morningstar Small Blend Category Average[4]		(9.12)%	(0.18)%	11.72%	6.59%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$259,522,903%
Total number of portfolio holdings	145%
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	2.8%
Champion Homes, Inc.	2.5%
Enova International, Inc.	2.5%
Laureate Education, Inc.	2.4%
MRC Global, Inc.	2.2%
Magnite, Inc.	2.0%
TTM Technologies, Inc.	2.0%
Lantheus Holdings, Inc.	2.0%
Remitly Global, Inc.	1.9%
Ryder System, Inc.	1.9%
* Excluding short-term investments
Top Industries
Banks	9.8%
Biotechnology	8.8%
Financial Services	7.0%
Software	6.1%
Health Care Equipment & Supplies	4.6%
Machinery	4.5%
Professional Services	4.3%
Trading Companies & Distributors	3.4%
Electronic Equipment, Instruments & Components	3.3%
Commercial Services & Supplies	3.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSWSC10C-06/25
NYLI WMC Small Companies Fund

NYLI WMC Small Companies Fund
Class I/MOPIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$45	0.94%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/12/1987	(7.78)%	0.93%	9.25%	3.97%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 2000®Index[3]		(9.97)%	0.87%	9.88%	6.32%
Morningstar Small Blend Category Average[4]		(9.12)%	(0.18)%	11.72%	6.59%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$259,522,903%
Total number of portfolio holdings	145%
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	2.8%
Champion Homes, Inc.	2.5%
Enova International, Inc.	2.5%
Laureate Education, Inc.	2.4%
MRC Global, Inc.	2.2%
Magnite, Inc.	2.0%
TTM Technologies, Inc.	2.0%
Lantheus Holdings, Inc.	2.0%
Remitly Global, Inc.	1.9%
Ryder System, Inc.	1.9%
* Excluding short-term investments
Top Industries
Banks	9.8%
Biotechnology	8.8%
Financial Services	7.0%
Software	6.1%
Health Care Equipment & Supplies	4.6%
Machinery	4.5%
Professional Services	4.3%
Trading Companies & Distributors	3.4%
Electronic Equipment, Instruments & Components	3.3%
Commercial Services & Supplies	3.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSWSC10I-06/25
NYLI WMC Small Companies Fund

NYLI WMC Small Companies Fund
Investor Class/MOINX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$70	1.48%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(12.65)%	(4.69)%	7.45%	2.84%
Investor Class Shares - Excluding sales charges		(8.05)%	0.33%	8.67%	3.42%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
Russell 2000®Index[3]		(9.97)%	0.87%	9.88%	6.32%
Morningstar Small Blend Category Average[4]		(9.12)%	(0.18)%	11.72%	6.59%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$259,522,903%
Total number of portfolio holdings	145%
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	2.8%
Champion Homes, Inc.	2.5%
Enova International, Inc.	2.5%
Laureate Education, Inc.	2.4%
MRC Global, Inc.	2.2%
Magnite, Inc.	2.0%
TTM Technologies, Inc.	2.0%
Lantheus Holdings, Inc.	2.0%
Remitly Global, Inc.	1.9%
Ryder System, Inc.	1.9%
* Excluding short-term investments
Top Industries
Banks	9.8%
Biotechnology	8.8%
Financial Services	7.0%
Software	6.1%
Health Care Equipment & Supplies	4.6%
Machinery	4.5%
Professional Services	4.3%
Trading Companies & Distributors	3.4%
Electronic Equipment, Instruments & Components	3.3%
Commercial Services & Supplies	3.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSWSC10INV-06/25
NYLI WMC Small Companies Fund

NYLI U.S. Government Liquidity Fund
Class I/MUSXX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI U.S. Government Liquidity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at newyorklifeinvestments.com/mutual-funds/nyli-us-government-liquidity-fund. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%
Fund Performance
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	7/2/2018	2.14%	4.79%	2.54%	2.37%
Average Lipper U.S. Government Money Market Fund[2]		1.96%	4.36%	2.32%	2.49%
1.	Not annualized.
2.
The Average Lipper U.S. Government Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the U.S. government money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund's net assets	$905,332,817
Total number of portfolio holdings	12
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
U.S. Treasury Debt	100.0%
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At newyorklifeinvestments.com/mutual-funds/nyli-us-government-liquidity-fund, you can find additional information about the Fund, when available, including the Fund’s financial information.
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSUGL10a-06/25
NYLI U.S. Government Liquidity Fund

NYLI PineStone International Equity Fund
Class A/FCIRX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$57	1.14%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	9/29/2017	(5.29)%	(0.56)%	10.34%	7.89%
Class A Shares - Excluding sales charges		0.22%	5.23%	10.34%	7.89%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	11.37%	5.89%
Morningstar Foreign Large Growth Category Average[3]		4.56%	10.17%	8.16%	5.27%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$823,884,128%
Total number of portfolio holdings	36%
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
London Stock Exchange Group plc	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.5%
Nestle SA (Registered)	4.9%
Keyence Corp.	4.6%
EssilorLuxottica SA	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.2%
Cie Financiere Richemont SA (Registered)	4.1%
ASML Holding NV	3.9%
Novo Nordisk A/S, Class B	3.7%
* Excluding short-term investments
Top Countries
United Kingdom	22.0%
France	16.7%
United States	14.2%
Switzerland	9.8%
Japan	6.8%
Taiwan	6.5%
Germany	6.1%
Netherlands	3.9%
Denmark	3.7%
Spain	3.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSPIE10A-06/25
NYLI PineStone International Equity Fund

NYLI PineStone International Equity Fund
Class C/FCICX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$109	2.21%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	(1.30)%	3.08%	8.14%
Class C Shares - Excluding sales charges		(0.30)%	4.08%	8.14%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	15.36%
Morningstar Foreign Large Growth Category Average[3]		4.56%	10.17%	12.42%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$823,884,128%
Total number of portfolio holdings	36%
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
London Stock Exchange Group plc	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.5%
Nestle SA (Registered)	4.9%
Keyence Corp.	4.6%
EssilorLuxottica SA	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.2%
Cie Financiere Richemont SA (Registered)	4.1%
ASML Holding NV	3.9%
Novo Nordisk A/S, Class B	3.7%
* Excluding short-term investments
Top Countries
United Kingdom	22.0%
France	16.7%
United States	14.2%
Switzerland	9.8%
Japan	6.8%
Taiwan	6.5%
Germany	6.1%
Netherlands	3.9%
Denmark	3.7%
Spain	3.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSPIE10C-06/25
NYLI PineStone International Equity Fund

NYLI PineStone International Equity Fund
Class I/FCIUX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$42	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	9/29/2017	0.32%	5.50%	10.57%	8.13%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	11.37%	5.89%
Morningstar Foreign Large Growth Category Average[3]		4.56%	10.17%	8.16%	5.27%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$823,884,128%
Total number of portfolio holdings	36%
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
London Stock Exchange Group plc	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.5%
Nestle SA (Registered)	4.9%
Keyence Corp.	4.6%
EssilorLuxottica SA	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.2%
Cie Financiere Richemont SA (Registered)	4.1%
ASML Holding NV	3.9%
Novo Nordisk A/S, Class B	3.7%
* Excluding short-term investments
Top Countries
United Kingdom	22.0%
France	16.7%
United States	14.2%
Switzerland	9.8%
Japan	6.8%
Taiwan	6.5%
Germany	6.1%
Netherlands	3.9%
Denmark	3.7%
Spain	3.3%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSPIE10I-06/25
NYLI PineStone International Equity Fund

NYLI PineStone International Equity Fund
Class P/FCIHX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class P	$40	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class P Shares	8/28/2023	0.38%	5.57%	9.64%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	15.36%
Morningstar Foreign Large Blend Category Average[3]		4.56%	10.17%	12.42%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$823,884,128%
Total number of portfolio holdings	36%
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
London Stock Exchange Group plc	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.5%
Nestle SA (Registered)	4.9%
Keyence Corp.	4.6%
EssilorLuxottica SA	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.2%
Cie Financiere Richemont SA (Registered)	4.1%
ASML Holding NV	3.9%
Novo Nordisk A/S, Class B	3.7%
* Excluding short-term investments
Top Countries
United Kingdom	22.0%
France	16.7%
United States	14.2%
Switzerland	9.8%
Japan	6.8%
Taiwan	6.5%
Germany	6.1%
Netherlands	3.9%
Denmark	3.7%
Spain	3.3%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSPIE10P-06/25
NYLI PineStone International Equity Fund

NYLI PineStone International Equity Fund
Class R6/FCIWX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$40	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	9/29/2017	0.36%	5.59%	10.75%	8.31%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	11.37%	5.89%
Morningstar Foreign Large Growth Category Average[3]		4.56%	10.17%	8.16%	5.27%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$823,884,128%
Total number of portfolio holdings	36%
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
London Stock Exchange Group plc	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.5%
Nestle SA (Registered)	4.9%
Keyence Corp.	4.6%
EssilorLuxottica SA	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.2%
Cie Financiere Richemont SA (Registered)	4.1%
ASML Holding NV	3.9%
Novo Nordisk A/S, Class B	3.7%
* Excluding short-term investments
Top Countries
United Kingdom	22.0%
France	16.7%
United States	14.2%
Switzerland	9.8%
Japan	6.8%
Taiwan	6.5%
Germany	6.1%
Netherlands	3.9%
Denmark	3.7%
Spain	3.3%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSPIE10R6-06/25
NYLI PineStone International Equity Fund

NYLI PineStone International Equity Fund
Investor Class/FCIKX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$72	1.46%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Investor Class Shares - Including sales charges	8/28/2023	(4.94)%	(0.37)%	5.68%
Investor Class Shares - Excluding sales charges		0.06%	4.88%	8.95%
MSCI EAFE® Index (Net)[2]		8.60%	12.57%	15.36%
Morningstar Foreign Large Growth Category Average[3]		4.56%	10.17%	12.42%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$823,884,128%
Total number of portfolio holdings	36%
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
London Stock Exchange Group plc	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.5%
Nestle SA (Registered)	4.9%
Keyence Corp.	4.6%
EssilorLuxottica SA	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.2%
Cie Financiere Richemont SA (Registered)	4.1%
ASML Holding NV	3.9%
Novo Nordisk A/S, Class B	3.7%
* Excluding short-term investments
Top Countries
United Kingdom	22.0%
France	16.7%
United States	14.2%
Switzerland	9.8%
Japan	6.8%
Taiwan	6.5%
Germany	6.1%
Netherlands	3.9%
Denmark	3.7%
Spain	3.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSPIE10INV-06/25
NYLI PineStone International Equity Fund

NYLI PineStone U.S. Equity Fund
Class A/FCUEX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$48	0.97%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital U.S. Equity Long-Term Quality Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	9/30/2019	(8.19)%	0.94%	13.64%	12.94%
Class A Shares - Excluding sales charges		(2.85)%	6.82%	13.64%	12.94%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	12.97%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	13.65%
Morningstar Large Blend Category Average[4]		(2.35)%	9.59%	14.37%	11.37%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$543,875,904%
Total number of portfolio holdings	28%
Portfolio turnover rate	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.3%
Alphabet, Inc., Class A	8.0%
AutoZone, Inc.	7.2%
Moody's Corp.	6.9%
Mastercard, Inc., Class A	5.7%
CME Group, Inc.	4.6%
TJX Cos., Inc. (The)	4.0%
UnitedHealth Group, Inc.	3.8%
Sherwin-Williams Co. (The)	3.7%
Oracle Corp.	3.5%
* Excluding short-term investments
Top Industries
Capital Markets	16.8%
Specialty Retail	14.6%
Software	14.5%
Interactive Media & Services	8.0%
Chemicals	7.2%
Financial Services	5.7%
Machinery	4.9%
Health Care Providers & Services	3.8%
Pharmaceuticals	3.0%
Beverages	3.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSPUE10A-06/25
NYLI PineStone U.S. Equity Fund

NYLI PineStone U.S. Equity Fund
Class C/FCUCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$90	1.84%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	(4.21)%	4.81%	7.48%
Class C Shares - Excluding sales charges		(3.25)%	5.81%	7.48%
Russell 3000®Index[2]		(2.15)%	11.40%	15.88%
S&P 500®Index[3]		(1.74)%	12.10%	16.56%
Morningstar Large Blend Category Average[4]		(2.35)%	9.59%	14.18%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$543,875,904%
Total number of portfolio holdings	28%
Portfolio turnover rate	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.3%
Alphabet, Inc., Class A	8.0%
AutoZone, Inc.	7.2%
Moody's Corp.	6.9%
Mastercard, Inc., Class A	5.7%
CME Group, Inc.	4.6%
TJX Cos., Inc. (The)	4.0%
UnitedHealth Group, Inc.	3.8%
Sherwin-Williams Co. (The)	3.7%
Oracle Corp.	3.5%
* Excluding short-term investments
Top Industries
Capital Markets	16.8%
Specialty Retail	14.6%
Software	14.5%
Interactive Media & Services	8.0%
Chemicals	7.2%
Financial Services	5.7%
Machinery	4.9%
Health Care Providers & Services	3.8%
Pharmaceuticals	3.0%
Beverages	3.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSPUE10C-06/25
NYLI PineStone U.S. Equity Fund

NYLI PineStone U.S. Equity Fund
Class I/FCUIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$35	0.72%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital U.S. Equity Long-Term Quality Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	9/30/2019	(2.75)%	7.06%	13.91%	13.21%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	12.97%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	13.65%
Morningstar Large Blend Category Average[4]		(2.35)%	9.59%	14.37%	11.37%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$543,875,904%
Total number of portfolio holdings	28%
Portfolio turnover rate	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.3%
Alphabet, Inc., Class A	8.0%
AutoZone, Inc.	7.2%
Moody's Corp.	6.9%
Mastercard, Inc., Class A	5.7%
CME Group, Inc.	4.6%
TJX Cos., Inc. (The)	4.0%
UnitedHealth Group, Inc.	3.8%
Sherwin-Williams Co. (The)	3.7%
Oracle Corp.	3.5%
* Excluding short-term investments
Top Industries
Capital Markets	16.8%
Specialty Retail	14.6%
Software	14.5%
Interactive Media & Services	8.0%
Chemicals	7.2%
Financial Services	5.7%
Machinery	4.9%
Health Care Providers & Services	3.8%
Pharmaceuticals	3.0%
Beverages	3.0%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSPUE10I-06/25
NYLI PineStone U.S. Equity Fund

NYLI PineStone U.S. Equity Fund
Class P/FCUPX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class P	$29	0.60%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class P Shares	8/28/2023	(2.71)%	7.11%	8.75%
Russell 3000®Index[2]		(2.15)%	11.40%	15.88%
S&P 500®Index[3]		(1.74)%	12.10%	16.56%
Morningstar Large Blend Category Average[4]		(2.35)%	9.59%	14.18%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$543,875,904%
Total number of portfolio holdings	28%
Portfolio turnover rate	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.3%
Alphabet, Inc., Class A	8.0%
AutoZone, Inc.	7.2%
Moody's Corp.	6.9%
Mastercard, Inc., Class A	5.7%
CME Group, Inc.	4.6%
TJX Cos., Inc. (The)	4.0%
UnitedHealth Group, Inc.	3.8%
Sherwin-Williams Co. (The)	3.7%
Oracle Corp.	3.5%
* Excluding short-term investments
Top Industries
Capital Markets	16.8%
Specialty Retail	14.6%
Software	14.5%
Interactive Media & Services	8.0%
Chemicals	7.2%
Financial Services	5.7%
Machinery	4.9%
Health Care Providers & Services	3.8%
Pharmaceuticals	3.0%
Beverages	3.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSPUE10P-06/25
NYLI PineStone U.S. Equity Fund

NYLI PineStone U.S. Equity Fund
Class R6/FCUDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$29	0.60%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class R6 Shares	8/28/2023	(2.66)%	7.17%	8.75%
Russell 3000®Index[2]		(2.15)%	11.40%	15.88%
S&P 500®Index[3]		(1.74)%	12.10%	16.56%
Morningstar Large Blend Category Average[4]		(2.35)%	9.59%	14.18%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$543,875,904%
Total number of portfolio holdings	28%
Portfolio turnover rate	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.3%
Alphabet, Inc., Class A	8.0%
AutoZone, Inc.	7.2%
Moody's Corp.	6.9%
Mastercard, Inc., Class A	5.7%
CME Group, Inc.	4.6%
TJX Cos., Inc. (The)	4.0%
UnitedHealth Group, Inc.	3.8%
Sherwin-Williams Co. (The)	3.7%
Oracle Corp.	3.5%
* Excluding short-term investments
Top Industries
Capital Markets	16.8%
Specialty Retail	14.6%
Software	14.5%
Interactive Media & Services	8.0%
Chemicals	7.2%
Financial Services	5.7%
Machinery	4.9%
Health Care Providers & Services	3.8%
Pharmaceuticals	3.0%
Beverages	3.0%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSPUE10R6-06/25
NYLI PineStone U.S. Equity Fund

NYLI PineStone Global Equity Fund
Class A/FCGEX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$54	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital Global Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	4/28/2017	(7.71)%	(0.16)%	11.58%	10.94%
Class A Shares - Excluding sales charges		(2.34)%	5.65%	11.58%	10.94%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	10.49%
Morningstar Global Large-Stock Growth Category Average[3]		(0.19)%	9.05%	10.94%	9.67%
1.	Not annualized.
2.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$42,698,376%
Total number of portfolio holdings	31%
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.3%
Alphabet, Inc., Class A	6.2%
AutoZone, Inc.	5.4%
Mastercard, Inc., Class A	5.1%
Moody's Corp.	4.9%
CME Group, Inc.	4.7%
TJX Cos., Inc. (The)	3.8%
Nestle SA (Registered)	3.5%
Oracle Corp.	3.5%
* Excluding short-term investments
Top Countries
United States	68.5%
Taiwan	6.3%
United Kingdom	5.8%
Switzerland	5.2%
Japan	3.4%
France	3.1%
Netherlands	3.0%
India	1.9%
Denmark	1.9%
Other Assets, Less Liabilities	0.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSPGE10A-06/25
NYLI PineStone Global Equity Fund

NYLI PineStone Global Equity Fund
Class C/FCGYX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$98	2.00%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	(3.69)%	3.75%	7.37%
Class C Shares - Excluding sales charges		(2.77)%	4.74%	7.37%
MSCI World Index (Net)[2]		0.93%	12.16%	16.12%
Morningstar Global Large-Stock Growth Category Average[3]		(0.19)%	9.05%	13.84%
1.	Not annualized.
2.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$42,698,376%
Total number of portfolio holdings	31%
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.3%
Alphabet, Inc., Class A	6.2%
AutoZone, Inc.	5.4%
Mastercard, Inc., Class A	5.1%
Moody's Corp.	4.9%
CME Group, Inc.	4.7%
TJX Cos., Inc. (The)	3.8%
Nestle SA (Registered)	3.5%
Oracle Corp.	3.5%
* Excluding short-term investments
Top Countries
United States	68.5%
Taiwan	6.3%
United Kingdom	5.8%
Switzerland	5.2%
Japan	3.4%
France	3.1%
Netherlands	3.0%
India	1.9%
Denmark	1.9%
Other Assets, Less Liabilities	0.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSPGE10C-06/25
NYLI PineStone Global Equity Fund

NYLI PineStone Global Equity Fund
Class I/FCGIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$42	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital Global Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	4/28/2017	(2.21)%	5.96%	11.86%	11.22%
MSCI World Index (Net)[2]		0.93%	12.16%	13.95%	10.49%
Morningstar Global Large-Stock Growth Category Average[3]		(0.19)%	9.05%	10.94%	9.67%
1.	Not annualized.
2.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$42,698,376%
Total number of portfolio holdings	31%
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.3%
Alphabet, Inc., Class A	6.2%
AutoZone, Inc.	5.4%
Mastercard, Inc., Class A	5.1%
Moody's Corp.	4.9%
CME Group, Inc.	4.7%
TJX Cos., Inc. (The)	3.8%
Nestle SA (Registered)	3.5%
Oracle Corp.	3.5%
* Excluding short-term investments
Top Countries
United States	68.5%
Taiwan	6.3%
United Kingdom	5.8%
Switzerland	5.2%
Japan	3.4%
France	3.1%
Netherlands	3.0%
India	1.9%
Denmark	1.9%
Other Assets, Less Liabilities	0.9%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSPGE10I-06/25
NYLI PineStone Global Equity Fund

NYLI PineStone Global Equity Fund
Class P/FCGPX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class P	$40	0.81%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class P Shares	8/28/2023	(2.19)%	5.97%	8.62%
MSCI World Index (Net)[2]		0.93%	12.16%	16.12%
Morningstar Global Large-Stock Growth Category Average[3]		(0.19)%	9.05%	13.84%
1.	Not annualized.
2.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$42,698,376%
Total number of portfolio holdings	31%
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.3%
Alphabet, Inc., Class A	6.2%
AutoZone, Inc.	5.4%
Mastercard, Inc., Class A	5.1%
Moody's Corp.	4.9%
CME Group, Inc.	4.7%
TJX Cos., Inc. (The)	3.8%
Nestle SA (Registered)	3.5%
Oracle Corp.	3.5%
* Excluding short-term investments
Top Countries
United States	68.5%
Taiwan	6.3%
United Kingdom	5.8%
Switzerland	5.2%
Japan	3.4%
France	3.1%
Netherlands	3.0%
India	1.9%
Denmark	1.9%
Other Assets, Less Liabilities	0.9%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSPGE10P-06/25
NYLI PineStone Global Equity Fund

NYLI PineStone Global Equity Fund
Class R6/ FCGMX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$41	0.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class R6 Shares	8/28/2023	(2.24)%	5.92%	8.59%
MSCI World Index (Net)[2]		0.93%	12.16%	16.12%
Morningstar Global Large-Stock Growth Category Average[3]		(0.19)%	9.05%	13.84%
1.	Not annualized.
2.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$42,698,376%
Total number of portfolio holdings	31%
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	6.3%
Alphabet, Inc., Class A	6.2%
AutoZone, Inc.	5.4%
Mastercard, Inc., Class A	5.1%
Moody's Corp.	4.9%
CME Group, Inc.	4.7%
TJX Cos., Inc. (The)	3.8%
Nestle SA (Registered)	3.5%
Oracle Corp.	3.5%
* Excluding short-term investments
Top Countries
United States	68.5%
Taiwan	6.3%
United Kingdom	5.8%
Switzerland	5.2%
Japan	3.4%
France	3.1%
Netherlands	3.0%
India	1.9%
Denmark	1.9%
Other Assets, Less Liabilities	0.9%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSPGE10R6-06/25
NYLI PineStone Global Equity Fund

NYLI MacKay Strategic Muni Allocation Fund
Class A/MTFDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$36	0.73%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/28/2019	(3.31)%	(0.99)%	1.19%	0.76%
Class A Shares - Excluding sales charges		(0.32)%	2.07%	2.12%	1.56%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	1.07%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.22%
Morningstar Muni National Intermediate Category Average[4]		(0.30)%	2.10%	1.41%	1.04%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,803,676,131%
Total number of portfolio holdings	1,062%
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.70%-5.00%, due 7/1/28-7/1/48	3.1%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.8%
Black Belt Energy Gas District, 3.97%-5.50%, due 12/1/26-5/1/55	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.4%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
New York City Transitional Finance Authority, 5.00%-5.50%, due 11/1/38-5/1/48	1.3%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-11/1/55	1.2%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.2%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.2%
* Excluding short-term investments
Top States
California	9.4%
Texas	8.3%
Illinois	7.2%
New York	5.9%
Kentucky	5.3%
Alabama	5.0%
Georgia	4.4%
Florida	4.3%
Puerto Rico	3.7%
Colorado	3.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSMSMA10A-06/25
NYLI MacKay Strategic Muni Allocation Fund

NYLI MacKay Strategic Muni Allocation Fund
Class C/MTFFX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$51	1.03%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/28/2019	(1.45)%	0.91%	1.71%	1.16%
Class C Shares - Excluding sales charges		(0.47)%	1.89%	1.71%	1.16%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	1.07%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.22%
Morningstar Muni National Intermediate Category Average[4]		(0.30)%	2.10%	1.41%	1.04%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,803,676,131%
Total number of portfolio holdings	1,062%
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.70%-5.00%, due 7/1/28-7/1/48	3.1%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.8%
Black Belt Energy Gas District, 3.97%-5.50%, due 12/1/26-5/1/55	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.4%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
New York City Transitional Finance Authority, 5.00%-5.50%, due 11/1/38-5/1/48	1.3%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-11/1/55	1.2%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.2%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.2%
* Excluding short-term investments
Top States
California	9.4%
Texas	8.3%
Illinois	7.2%
New York	5.9%
Kentucky	5.3%
Alabama	5.0%
Georgia	4.4%
Florida	4.3%
Puerto Rico	3.7%
Colorado	3.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSMSMA10C-06/25
NYLI MacKay Strategic Muni Allocation Fund

NYLI MacKay Strategic Muni Allocation Fund
Class C2/MTFMX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C2	$58	1.18%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
Class C2 Shares - Including sales charges	12/13/2022	(1.52)%	0.65%	2.34%
Class C2 Shares - Excluding sales charges		(0.54)%	1.63%	2.34%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	2.32%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	2.25%
Morningstar Muni National Intermediate Category Average[4]		(0.30)%	2.10%	2.54%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,803,676,131%
Total number of portfolio holdings	1,062%
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.70%-5.00%, due 7/1/28-7/1/48	3.1%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.8%
Black Belt Energy Gas District, 3.97%-5.50%, due 12/1/26-5/1/55	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.4%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
New York City Transitional Finance Authority, 5.00%-5.50%, due 11/1/38-5/1/48	1.3%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-11/1/55	1.2%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.2%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.2%
* Excluding short-term investments
Top States
California	9.4%
Texas	8.3%
Illinois	7.2%
New York	5.9%
Kentucky	5.3%
Alabama	5.0%
Georgia	4.4%
Florida	4.3%
Puerto Rico	3.7%
Colorado	3.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSMSMA10C2-06/25
NYLI MacKay Strategic Muni Allocation Fund

NYLI MacKay Strategic Muni Allocation Fund
Class I/MTFGX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$24	0.48%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	6/28/2019	(0.20)%	2.33%	2.38%	1.79%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	1.07%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.22%
Morningstar Muni National Intermediate Category Average[4]		(0.30)%	2.10%	1.41%	1.04%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,803,676,131%
Total number of portfolio holdings	1,062%
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.70%-5.00%, due 7/1/28-7/1/48	3.1%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.8%
Black Belt Energy Gas District, 3.97%-5.50%, due 12/1/26-5/1/55	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.4%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
New York City Transitional Finance Authority, 5.00%-5.50%, due 11/1/38-5/1/48	1.3%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-11/1/55	1.2%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.2%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.2%
* Excluding short-term investments
Top States
California	9.4%
Texas	8.3%
Illinois	7.2%
New York	5.9%
Kentucky	5.3%
Alabama	5.0%
Georgia	4.4%
Florida	4.3%
Puerto Rico	3.7%
Colorado	3.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSMSMA10I-06/25
NYLI MacKay Strategic Muni Allocation Fund

NYLI MacKay Strategic Muni Allocation Fund
Class R6/MTFHX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$22	0.44%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	6/28/2019	(0.07)%	2.49%	2.40%	1.82%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	1.07%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.22%
Morningstar Muni National Intermediate Category Average[4]		(0.30)%	2.10%	1.41%	1.04%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,803,676,131%
Total number of portfolio holdings	1,062%
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.70%-5.00%, due 7/1/28-7/1/48	3.1%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.8%
Black Belt Energy Gas District, 3.97%-5.50%, due 12/1/26-5/1/55	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.4%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
New York City Transitional Finance Authority, 5.00%-5.50%, due 11/1/38-5/1/48	1.3%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-11/1/55	1.2%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.2%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.2%
* Excluding short-term investments
Top States
California	9.4%
Texas	8.3%
Illinois	7.2%
New York	5.9%
Kentucky	5.3%
Alabama	5.0%
Georgia	4.4%
Florida	4.3%
Puerto Rico	3.7%
Colorado	3.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSMSMA10R6-06/25
NYLI MacKay Strategic Muni Allocation Fund

NYLI MacKay Strategic Muni Allocation Fund
Class Z/MTFZX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the period since inception?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Z	$31	0.63%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	Since Inception
Class Z Shares	7/19/2024	(0.27)%	0.17%
Bloomberg Municipal Bond Index[2]		(0.78)%	(0.32)%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	0.58%
Morningstar Muni National Intermediate Category Average[4]		(0.30)%	0.20%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,803,676,131%
Total number of portfolio holdings	1,062%
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.70%-5.00%, due 7/1/28-7/1/48	3.1%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.8%
Black Belt Energy Gas District, 3.97%-5.50%, due 12/1/26-5/1/55	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.4%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
New York City Transitional Finance Authority, 5.00%-5.50%, due 11/1/38-5/1/48	1.3%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-11/1/55	1.2%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.2%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.2%
* Excluding short-term investments
Top States
California	9.4%
Texas	8.3%
Illinois	7.2%
New York	5.9%
Kentucky	5.3%
Alabama	5.0%
Georgia	4.4%
Florida	4.3%
Puerto Rico	3.7%
Colorado	3.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSMSMA10Z-06/25
NYLI MacKay Strategic Muni Allocation Fund

NYLI MacKay Strategic Muni Allocation Fund
Investor Class/MTFEX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$39	0.78%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	6/28/2019	(2.84)%	(0.51)%	1.04%	0.62%
Investor Class Shares - Excluding sales charges		(0.34)%	2.04%	1.97%	1.41%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	1.07%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.22%
Morningstar Muni National Intermediate Category Average[4]		(0.30)%	2.10%	1.41%	1.04%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,803,676,131%
Total number of portfolio holdings	1,062%
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Los Angeles Department of Water & Power, 3.70%-5.00%, due 7/1/28-7/1/48	3.1%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.8%
Black Belt Energy Gas District, 3.97%-5.50%, due 12/1/26-5/1/55	1.9%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 6/1/33-1/1/56	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.4%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
New York City Transitional Finance Authority, 5.00%-5.50%, due 11/1/38-5/1/48	1.3%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-11/1/55	1.2%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.2%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.2%
* Excluding short-term investments
Top States
California	9.4%
Texas	8.3%
Illinois	7.2%
New York	5.9%
Kentucky	5.3%
Alabama	5.0%
Georgia	4.4%
Florida	4.3%
Puerto Rico	3.7%
Colorado	3.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSMSMA10INV-06/25
NYLI MacKay Strategic Muni Allocation Fund

NYLI Conservative Allocation Fund
Class A/MCKAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$19	0.38%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	(3.43)%	2.94%	4.48%	3.27%
Class A Shares - Excluding sales charges		(0.45)%	6.12%	5.12%	3.86%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Conservative Allocation Composite Index[5]		1.93%	9.82%	5.40%	5.33%
Morningstar Global Moderately Conservative Allocation Category Average[6]		0.25%	8.23%	5.43%	4.04%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$359,673,507%
Total number of portfolio holdings	39%
Portfolio turnover rate	7%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	38.2%
Fixed Income Funds	51.7%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSACA10A-06/25
NYLI Conservative Allocation Fund

NYLI Conservative Allocation Fund
Class C/MCKCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class C	$64	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	(1.86)%	4.15%	4.14%	2.90%
Class C Shares - Excluding sales charges		(0.90)%	5.15%	4.14%	2.90%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Conservative Allocation Composite Index[5]		1.93%	9.82%	5.40%	5.33%
Morningstar Global Moderately Conservative Allocation Category Average[6]		0.25%	8.23%	5.43%	4.04%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$359,673,507%
Total number of portfolio holdings	39%
Portfolio turnover rate	7%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	38.2%
Fixed Income Funds	51.7%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSACA10C-06/25
NYLI Conservative Allocation Fund

NYLI Conservative Allocation Fund
Class I/MCKIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$6	0.13%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	(0.31)%	6.40%	5.37%	4.12%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Conservative Allocation Composite Index[5]		1.93%	9.82%	5.40%	5.33%
Morningstar Global Moderately Conservative Allocation Category Average[6]		0.25%	8.23%	5.43%	4.04%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$359,673,507%
Total number of portfolio holdings	39%
Portfolio turnover rate	7%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	38.2%
Fixed Income Funds	51.7%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSACA10I-06/25
NYLI Conservative Allocation Fund

NYLI Conservative Allocation Fund
Investor Class/MCKNX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Investor Class	$27	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(3.02)%	3.36%	4.28%	3.09%
Investor Class Shares - Excluding sales charges		(0.54)%	6.01%	4.92%	3.68%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Conservative Allocation Composite Index[5]		1.93%	9.82%	5.40%	5.33%
Morningstar Global Moderately Conservative Allocation Category Average[6]		0.25%	8.23%	5.43%	4.04%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$359,673,507%
Total number of portfolio holdings	39%
Portfolio turnover rate	7%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	38.2%
Fixed Income Funds	51.7%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSACA10INV-06/25
NYLI Conservative Allocation Fund

NYLI Conservative Allocation Fund
SIMPLE Class/MCKSX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$31	0.62%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	(0.56)%	5.92%	2.91%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(1.09)%
S&P 500®Index[3]		(1.74)%	12.10%	12.14%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	8.70%
Conservative Allocation Composite Index[5]		1.93%	9.82%	3.91%
Morningstar Global Moderately Conservative Allocation Category Average[6]		0.25%	8.23%	5.83%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$359,673,507%
Total number of portfolio holdings	39%
Portfolio turnover rate	7%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	38.2%
Fixed Income Funds	51.7%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSACA10SI-06/25
NYLI Conservative Allocation Fund

NYLI Equity Allocation Fund
Class A/MGXAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$18	0.38%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	(5.58)%	2.05%	10.26%	5.94%
Class A Shares - Excluding sales charges		(2.66)%	5.21%	10.93%	6.55%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Equity Allocation Composite Index[5]		0.85%	12.39%	14.63%	10.63%
Morningstar Global Aggressive Allocation Category Average[6]		(1.97)%	10.16%	11.47%	7.49%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$426,496,195%
Total number of portfolio holdings	30%
Portfolio turnover rate	9%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	95.7%
Short-Term Investment	4.1%
Other Assets, Less Liabilities	0.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSAEA10A-06/25
NYLI Equity Allocation Fund

NYLI Equity Allocation Fund
Class C/MGXCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class C	$63	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	(4.04)%	3.27%	9.92%	5.58%
Class C Shares - Excluding sales charges		(3.13)%	4.26%	9.92%	5.58%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Equity Allocation Composite Index[5]		0.85%	12.39%	14.63%	10.63%
Morningstar Global Aggressive Allocation Category Average[6]		(1.97)%	10.16%	11.47%	7.49%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$426,496,195%
Total number of portfolio holdings	30%
Portfolio turnover rate	9%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	95.7%
Short-Term Investment	4.1%
Other Assets, Less Liabilities	0.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSAEA10C-06/25
NYLI Equity Allocation Fund

NYLI Equity Allocation Fund
Class I/MGXIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$6	0.12%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	(2.60)%	5.42%	11.20%	6.81%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Equity Allocation Composite Index[5]		0.85%	12.39%	14.63%	10.63%
Morningstar Global Aggressive Allocation Category Average[6]		(1.97)%	10.16%	11.47%	7.49%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$426,496,195%
Total number of portfolio holdings	30%
Portfolio turnover rate	9%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	95.7%
Short-Term Investment	4.1%
Other Assets, Less Liabilities	0.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSAEA10I-06/25
NYLI Equity Allocation Fund

NYLI Equity Allocation Fund
Investor Class/MGXNX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Investor Class	$27	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(5.26)%	2.35%	10.07%	5.77%
Investor Class Shares - Excluding sales charges		(2.83)%	4.98%	10.74%	6.37%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Equity Allocation Composite Index[5]		0.85%	12.39%	14.63%	10.63%
Morningstar Global Aggressive Allocation Category Average[6]		(1.97)%	10.16%	11.47%	7.49%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$426,496,195%
Total number of portfolio holdings	30%
Portfolio turnover rate	9%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	95.7%
Short-Term Investment	4.1%
Other Assets, Less Liabilities	0.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSAEA10INV-06/25
NYLI Equity Allocation Fund

NYLI Equity Allocation Fund
SIMPLE Class/MGXSX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$31	0.63%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	(2.83)%	4.93%	7.09%
Russell 3000®Index[2]		(2.15)%	11.40%	11.41%
S&P 500®Index[3]		(1.74)%	12.10%	12.14%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	8.70%
Equity Allocation Composite Index[5]		0.85%	12.39%	11.36%
Morningstar Global Aggressive Allocation Category Average[6]		(1.97)%	10.16%	8.40%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$426,496,195%
Total number of portfolio holdings	30%
Portfolio turnover rate	9%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	95.7%
Short-Term Investment	4.1%
Other Assets, Less Liabilities	0.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSAEA10SI-06/25
NYLI Equity Allocation Fund

NYLI Growth Allocation Fund
Class A/MGDAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$17	0.35%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	(5.02)%	2.29%	8.70%	5.30%
Class A Shares - Excluding sales charges		(2.08)%	5.46%	9.36%	5.90%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Bloomberg U.S. Aggregate Bond Index[5]		2.57%	8.02%	(0.67)%	1.54%
Growth Allocation Composite Index[6]		1.23%	11.55%	11.54%	8.92%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		(1.32)%	9.15%	10.01%	6.38%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Key Fund Statistics
Fund's net assets	$786,625,684%
Total number of portfolio holdings	41%
Portfolio turnover rate	11%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.5%
Fixed Income Funds	11.6%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.3%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSAGA10A-06/25
NYLI Growth Allocation Fund

NYLI Growth Allocation Fund
Class C/MGDCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class C	$64	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	(3.49)%	3.41%	8.32%	4.90%
Class C Shares - Excluding sales charges		(2.58)%	4.39%	8.32%	4.90%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Bloomberg U.S. Aggregate Bond Index[5]		2.57%	8.02%	(0.67)%	1.54%
Growth Allocation Composite Index[6]		1.23%	11.55%	11.54%	8.92%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		(1.32)%	9.15%	10.01%	6.38%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Key Fund Statistics
Fund's net assets	$786,625,684%
Total number of portfolio holdings	41%
Portfolio turnover rate	11%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.5%
Fixed Income Funds	11.6%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.3%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSAGA10C-06/25
NYLI Growth Allocation Fund

NYLI Growth Allocation Fund
Class I/MGDIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$5	0.10%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	(2.04)%	5.63%	9.63%	6.16%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Bloomberg U.S. Aggregate Bond Index[5]		2.57%	8.02%	(0.67)%	1.54%
Growth Allocation Composite Index[6]		1.23%	11.55%	11.54%	8.92%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		(1.32)%	9.15%	10.01%	6.38%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Key Fund Statistics
Fund's net assets	$786,625,684%
Total number of portfolio holdings	41%
Portfolio turnover rate	11%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.5%
Fixed Income Funds	11.6%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.3%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSAGA10I-06/25
NYLI Growth Allocation Fund

NYLI Growth Allocation Fund
Investor Class/MGDNX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Investor Class	$27	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(4.66)%	2.60%	8.49%	5.10%
Investor Class Shares - Excluding sales charges		(2.22)%	5.23%	9.15%	5.70%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Bloomberg U.S. Aggregate Bond Index[5]		2.57%	8.02%	(0.67)%	1.54%
Growth Allocation Composite Index[6]		1.23%	11.55%	11.54%	8.92%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		(1.32)%	9.15%	10.01%	6.38%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Key Fund Statistics
Fund's net assets	$786,625,684%
Total number of portfolio holdings	41%
Portfolio turnover rate	11%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.5%
Fixed Income Funds	11.6%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.3%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSAGA10INV-06/25
NYLI Growth Allocation Fund

NYLI Growth Allocation Fund
SIMPLE Class/MGDSX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$30	0.61%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	(2.26)%	5.17%	6.08%
Russell 3000®Index[2]		(2.15)%	11.40%	11.41%
S&P 500®Index[3]		(1.74)%	12.10%	12.14%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	8.70%
Bloomberg U.S. Aggregate Bond Index[5]		2.57%	8.02%	(1.09)%
Growth Allocation Composite Index[6]		1.23%	11.55%	8.89%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		(1.32)%	9.15%	7.70%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Key Fund Statistics
Fund's net assets	$786,625,684%
Total number of portfolio holdings	41%
Portfolio turnover rate	11%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.5%
Fixed Income Funds	11.6%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.3%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSAGA10SI-06/25
NYLI Growth Allocation Fund

NYLI Moderate Allocation Fund
Class A/MMRAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$18	0.36%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	(4.11)%	2.99%	6.59%	4.47%
Class A Shares - Excluding sales charges		(1.15)%	6.18%	7.24%	5.07%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Bloomberg U.S. Aggregate Bond Index[5]		2.57%	8.02%	(0.67)%	1.54%
Moderate Allocation Composite Index[6]		1.59%	10.70%	8.46%	7.15%
Morningstar Global Moderate Allocation Category Average[7]		(0.47)%	8.64%	7.97%	4.90%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$748,607,609%
Total number of portfolio holdings	41%
Portfolio turnover rate	10%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	58.4%
Fixed Income Funds	31.6%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.3%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSAMA10A-06/25
NYLI Moderate Allocation Fund

NYLI Moderate Allocation Fund
Class C/MMRCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class C	$64	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	(2.54)%	4.13%	6.22%	4.09%
Class C Shares - Excluding sales charges		(1.61)%	5.13%	6.22%	4.09%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Bloomberg U.S. Aggregate Bond Index[5]		2.57%	8.02%	(0.67)%	1.54%
Moderate Allocation Composite Index[6]		1.59%	10.70%	8.46%	7.15%
Morningstar Global Moderate Allocation Category Average[7]		(0.47)%	8.64%	7.97%	4.90%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$748,607,609%
Total number of portfolio holdings	41%
Portfolio turnover rate	10%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	58.4%
Fixed Income Funds	31.6%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.3%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSAMA10C-06/25
NYLI Moderate Allocation Fund

NYLI Moderate Allocation Fund
Class I/MMRIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$5	0.11%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	(1.02)%	6.39%	7.50%	5.33%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Bloomberg U.S. Aggregate Bond Index[5]		2.57%	8.02%	(0.67)%	1.54%
Moderate Allocation Composite Index[6]		1.59%	10.70%	8.46%	7.15%
Morningstar Global Moderate Allocation Category Average[7]		(0.47)%	8.64%	7.97%	4.90%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$748,607,609%
Total number of portfolio holdings	41%
Portfolio turnover rate	10%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	58.4%
Fixed Income Funds	31.6%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.3%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSAMA10I-06/25
NYLI Moderate Allocation Fund

NYLI Moderate Allocation Fund
Investor Class/MMRDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Investor Class	$27	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(3.67)%	3.31%	6.39%	4.28%
Investor Class Shares - Excluding sales charges		(1.20)%	5.96%	7.04%	4.87%
Russell 3000®Index[2]		(2.15)%	11.40%	15.12%	11.68%
S&P 500®Index[3]		(1.74)%	12.10%	15.61%	12.32%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	11.37%	5.45%
Bloomberg U.S. Aggregate Bond Index[5]		2.57%	8.02%	(0.67)%	1.54%
Moderate Allocation Composite Index[6]		1.59%	10.70%	8.46%	7.15%
Morningstar Global Moderate Allocation Category Average[7]		(0.47)%	8.64%	7.97%	4.90%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$748,607,609%
Total number of portfolio holdings	41%
Portfolio turnover rate	10%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	58.4%
Fixed Income Funds	31.6%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.3%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSAMA10INV-06/25
NYLI Moderate Allocation Fund

NYLI Moderate Allocation Fund
SIMPLE Class/MMRSX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$30	0.62%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	(1.21)%	5.87%	4.51%
Russell 3000®Index[2]		(2.15)%	11.40%	11.41%
S&P 500®Index[3]		(1.74)%	12.10%	12.14%
MSCI EAFE® Index (Net)[4]		8.60%	12.57%	8.70%
Bloomberg U.S. Aggregate Bond Index[5]		2.57%	8.02%	(1.09)%
Moderate Allocation Composite Index[6]		1.59%	10.70%	6.41%
Morningstar Global Moderate Allocation Category Average[7]		(0.47)%	8.64%	5.83%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$748,607,609%
Total number of portfolio holdings	41%
Portfolio turnover rate	10%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	58.4%
Fixed Income Funds	31.6%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.3%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSAMA10SI-06/25
NYLI Moderate Allocation Fund

NYLI MacKay Short Duration High Income Fund
Class A/MDHAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$51	1.02%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	12/17/2012	(1.73)%	2.30%	5.55%	3.90%
Class A Shares - Excluding sales charges		1.30%	5.46%	6.19%	4.22%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[3]		1.79%	7.33%	6.34%	4.49%
Morningstar High Yield Bond Category Average[4]		1.47%	7.52%	6.00%	4.08%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,781,561,236%
Total number of portfolio holdings	475%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.799%, due 11/15/27-2/28/31	2.7%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.5%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.3%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.3%
Great Outdoors Group LLC, 7.572%, due 1/23/32	1.2%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-9/20/30	1.1%
Williams Scotsman, Inc., 4.625%-6.625%, due 8/15/28-4/15/30	1.0%
Directv Financing LLC, 5.875%-9.791%, due 8/15/27-8/2/29	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	77.5%
Loan Assignments	15.8%
Convertible Bonds	0.7%
Common Stocks	0.2%
Preferred Stocks	0.2%
Other Assets, Less Liabilities	5.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSSHI10A-06/25
NYLI MacKay Short Duration High Income Fund

NYLI MacKay Short Duration High Income Fund
Class C/MDHCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$89	1.79%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/17/2012	(0.06)%	3.78%	5.32%	3.36%
Class C Shares - Excluding sales charges		0.92%	4.77%	5.32%	3.36%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[3]		1.79%	7.33%	6.34%	4.49%
Morningstar High Yield Bond Category Average[4]		1.47%	7.52%	6.00%	4.08%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,781,561,236%
Total number of portfolio holdings	475%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.799%, due 11/15/27-2/28/31	2.7%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.5%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.3%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.3%
Great Outdoors Group LLC, 7.572%, due 1/23/32	1.2%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-9/20/30	1.1%
Williams Scotsman, Inc., 4.625%-6.625%, due 8/15/28-4/15/30	1.0%
Directv Financing LLC, 5.875%-9.791%, due 8/15/27-8/2/29	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	77.5%
Loan Assignments	15.8%
Convertible Bonds	0.7%
Common Stocks	0.2%
Preferred Stocks	0.2%
Other Assets, Less Liabilities	5.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSSHI10C-06/25
NYLI MacKay Short Duration High Income Fund

NYLI MacKay Short Duration High Income Fund
Class I/MDHIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$39	0.78%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/17/2012	1.42%	5.82%	6.47%	4.49%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[3]		1.79%	7.33%	6.34%	4.49%
Morningstar High Yield Bond Category Average[4]		1.47%	7.52%	6.00%	4.08%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,781,561,236%
Total number of portfolio holdings	475%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.799%, due 11/15/27-2/28/31	2.7%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.5%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.3%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.3%
Great Outdoors Group LLC, 7.572%, due 1/23/32	1.2%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-9/20/30	1.1%
Williams Scotsman, Inc., 4.625%-6.625%, due 8/15/28-4/15/30	1.0%
Directv Financing LLC, 5.875%-9.791%, due 8/15/27-8/2/29	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	77.5%
Loan Assignments	15.8%
Convertible Bonds	0.7%
Common Stocks	0.2%
Preferred Stocks	0.2%
Other Assets, Less Liabilities	5.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSSHI10I-06/25
NYLI MacKay Short Duration High Income Fund

NYLI MacKay Short Duration High Income Fund
Investor Class/MDHVX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$52	1.04%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	12/17/2012	(1.24)%	2.89%	5.49%	3.83%
Investor Class Shares - Excluding sales charges		1.29%	5.53%	6.13%	4.15%
Bloomberg U.S. Aggregate Bond Index[2]		2.57%	8.02%	(0.67)%	1.54%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[3]		1.79%	7.33%	6.34%	4.49%
Morningstar High Yield Bond Category Average[4]		1.47%	7.52%	6.00%	4.08%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,781,561,236%
Total number of portfolio holdings	475%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.799%, due 11/15/27-2/28/31	2.7%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.5%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.3%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.3%
Great Outdoors Group LLC, 7.572%, due 1/23/32	1.2%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-9/20/30	1.1%
Williams Scotsman, Inc., 4.625%-6.625%, due 8/15/28-4/15/30	1.0%
Directv Financing LLC, 5.875%-9.791%, due 8/15/27-8/2/29	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	77.5%
Loan Assignments	15.8%
Convertible Bonds	0.7%
Common Stocks	0.2%
Preferred Stocks	0.2%
Other Assets, Less Liabilities	5.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSSHI10INV-06/25
NYLI MacKay Short Duration High Income Fund

NYLI MacKay Arizona Muni Fund
Class A/AZTAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$39	0.79%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	Since Inception
Class A Shares - Including sales charges	7/22/2024	(3.28)%	(2.84)%
Class A Shares - Excluding sales charges		(0.29)%	0.16%
Bloomberg Municipal Bond Index[2]		(0.78)%	(0.32)%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	0.58%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	(0.38)%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$141,841,721%
Total number of portfolio holdings	99%
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	9.8%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.4%
Salt River Project Agricultural Improvement & Power District, 5.00%-5.25%, due 12/1/34-1/1/53	5.0%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Chandler Industrial Development Authority, 5.00%, due 9/1/42-9/1/52	4.5%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	4.4%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.9%
Industrial Development Authority of the City of Phoenix Arizona (The), 5.00%, due 7/1/41-7/1/46	3.9%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.8%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-3/1/56	3.5%
* Excluding short-term investments
Top Industries
Other Revenue	36.5%
General Obligation	27.0%
Education	13.4%
Utilities	6.1%
Hospital	6.1%
Transportation	4.8%
Water & Sewer	3.5%
General	1.8%
Housing	0.5%
Short-Term Investment	2.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSAZM10A-06/25
NYLI MacKay Arizona Muni Fund

NYLI MacKay Arizona Muni Fund
Class C/AZTCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$54	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/1/1996	(1.41)%	0.26%	(0.25)%	0.60%
Class C Shares - Excluding sales charges		(0.43)%	1.24%	(0.25)%	0.60%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$141,841,721%
Total number of portfolio holdings	99%
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	9.8%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.4%
Salt River Project Agricultural Improvement & Power District, 5.00%-5.25%, due 12/1/34-1/1/53	5.0%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Chandler Industrial Development Authority, 5.00%, due 9/1/42-9/1/52	4.5%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	4.4%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.9%
Industrial Development Authority of the City of Phoenix Arizona (The), 5.00%, due 7/1/41-7/1/46	3.9%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.8%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-3/1/56	3.5%
* Excluding short-term investments
Top Industries
Other Revenue	36.5%
General Obligation	27.0%
Education	13.4%
Utilities	6.1%
Hospital	6.1%
Transportation	4.8%
Water & Sewer	3.5%
General	1.8%
Housing	0.5%
Short-Term Investment	2.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSAZM10C-06/25
NYLI MacKay Arizona Muni Fund

NYLI MacKay Arizona Muni Fund
Class I/AZTYX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$27	0.55%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/1/1996	(0.16)%	2.00%	0.66%	1.57%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$141,841,721%
Total number of portfolio holdings	99%
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	9.8%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.4%
Salt River Project Agricultural Improvement & Power District, 5.00%-5.25%, due 12/1/34-1/1/53	5.0%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Chandler Industrial Development Authority, 5.00%, due 9/1/42-9/1/52	4.5%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	4.4%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.9%
Industrial Development Authority of the City of Phoenix Arizona (The), 5.00%, due 7/1/41-7/1/46	3.9%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.8%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-3/1/56	3.5%
* Excluding short-term investments
Top Industries
Other Revenue	36.5%
General Obligation	27.0%
Education	13.4%
Utilities	6.1%
Hospital	6.1%
Transportation	4.8%
Water & Sewer	3.5%
General	1.8%
Housing	0.5%
Short-Term Investment	2.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSAZM10I-06/25
NYLI MacKay Arizona Muni Fund

NYLI MacKay Arizona Muni Fund
Class Z/AZTFX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Z	$35	0.70%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	3/13/1986	(3.23)%	(1.22)%	(0.08)%	1.12%
Class Z Shares - Excluding sales charges		(0.23)%	1.84%	0.53%	1.43%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$141,841,721%
Total number of portfolio holdings	99%
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	9.8%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-1/1/53	6.4%
Salt River Project Agricultural Improvement & Power District, 5.00%-5.25%, due 12/1/34-1/1/53	5.0%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Chandler Industrial Development Authority, 5.00%, due 9/1/42-9/1/52	4.5%
City of Phoenix Civic Improvement Corp., 5.00%, due 7/1/26-7/1/33	4.4%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.9%
Industrial Development Authority of the City of Phoenix Arizona (The), 5.00%, due 7/1/41-7/1/46	3.9%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.8%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-3/1/56	3.5%
* Excluding short-term investments
Top Industries
Other Revenue	36.5%
General Obligation	27.0%
Education	13.4%
Utilities	6.1%
Hospital	6.1%
Transportation	4.8%
Water & Sewer	3.5%
General	1.8%
Housing	0.5%
Short-Term Investment	2.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSAZM10Z-06/25
NYLI MacKay Arizona Muni Fund

NYLI MacKay Utah Muni Fund
Class A/UTAVX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$40	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	Since Inception[1]
Class A Shares - Including sales charges	7/22/2024	(3.38)%	(2.89)%
Class A Shares - Excluding sales charges		(0.39)%	0.12%
Bloomberg Municipal Bond Index[2]		(0.78)%	(0.32)%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	0.58%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	(0.38)%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$199,579,080%
Total number of portfolio holdings	158%
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 10/15/25-3/15/47	15.8%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/48	5.8%
Utah Housing Corp., 4.00%-6.50%, due 7/1/32-7/1/55	5.0%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.8%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.3%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
Reno-Tahoe Airport Authority, 5.00%-5.25%, due 7/1/34-7/1/49	2.2%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/51	2.1%
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, due 1/1/55	2.1%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/37	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	41.3%
Education	21.6%
Transportation	9.3%
General	6.7%
Water & Sewer	6.5%
General Obligation	4.9%
Utilities	3.9%
Housing	3.2%
Hospital	0.2%
Short-Term Investment	1.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSUTM10A-06/25
NYLI MacKay Utah Muni Fund

NYLI MacKay Utah Muni Fund
Class C/UTACX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$54	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/21/1996	(1.41)%	0.09%	(0.43)%	0.64%
Class C Shares - Excluding sales charges		(0.43)%	1.08%	(0.43)%	0.64%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$199,579,080%
Total number of portfolio holdings	158%
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 10/15/25-3/15/47	15.8%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/48	5.8%
Utah Housing Corp., 4.00%-6.50%, due 7/1/32-7/1/55	5.0%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.8%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.3%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
Reno-Tahoe Airport Authority, 5.00%-5.25%, due 7/1/34-7/1/49	2.2%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/51	2.1%
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, due 1/1/55	2.1%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/37	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	41.3%
Education	21.6%
Transportation	9.3%
General	6.7%
Water & Sewer	6.5%
General Obligation	4.9%
Utilities	3.9%
Housing	3.2%
Hospital	0.2%
Short-Term Investment	1.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSUTM10C-06/25
NYLI MacKay Utah Muni Fund

NYLI MacKay Utah Muni Fund
Class I/UTAYX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$27	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	5/21/1996	(0.26)%	1.62%	0.50%	1.59%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$199,579,080%
Total number of portfolio holdings	158%
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 10/15/25-3/15/47	15.8%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/48	5.8%
Utah Housing Corp., 4.00%-6.50%, due 7/1/32-7/1/55	5.0%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.8%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.3%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
Reno-Tahoe Airport Authority, 5.00%-5.25%, due 7/1/34-7/1/49	2.2%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/51	2.1%
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, due 1/1/55	2.1%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/37	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	41.3%
Education	21.6%
Transportation	9.3%
General	6.7%
Water & Sewer	6.5%
General Obligation	4.9%
Utilities	3.9%
Housing	3.2%
Hospital	0.2%
Short-Term Investment	1.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSUTM10I-06/25
NYLI MacKay Utah Muni Fund

NYLI MacKay Utah Muni Fund
Class Z/UTAHX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Z	$38	0.76%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	7/24/1992	(3.25)%	(1.55)%	(0.32)%	1.09%
Class Z Shares - Excluding sales charges		(0.26)%	1.50%	0.29%	1.40%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$199,579,080%
Total number of portfolio holdings	158%
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 10/15/25-3/15/47	15.8%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/48	5.8%
Utah Housing Corp., 4.00%-6.50%, due 7/1/32-7/1/55	5.0%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.8%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.3%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.4%
Reno-Tahoe Airport Authority, 5.00%-5.25%, due 7/1/34-7/1/49	2.2%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/51	2.1%
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, due 1/1/55	2.1%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/37	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	41.3%
Education	21.6%
Transportation	9.3%
General	6.7%
Water & Sewer	6.5%
General Obligation	4.9%
Utilities	3.9%
Housing	3.2%
Hospital	0.2%
Short-Term Investment	1.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSUTM10Z-06/25
NYLI MacKay Utah Muni Fund

NYLI MacKay Oregon Muni Fund
Class A/ORTBX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$39	0.78%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	Since Inception[1]
Class A Shares - Including sales charges	7/22/2024	(3.80)%	(3.65)%
Class A Shares - Excluding sales charges		(0.82)%	(0.67)%
Bloomberg Municipal Bond Index[2]		(0.78)%	(0.32)%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	0.58%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	(0.38)%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$281,170,731%
Total number of portfolio holdings	164%
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-7/1/51	11.1%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/45	4.9%
City of Portland, 2.00%-5.00%, due 6/15/29-10/1/49	4.3%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	3.7%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.6%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.5%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.3%
Deschutes County Administrative School District No. 1, 3.00%-4.00%, due 6/15/29-6/15/45	3.1%
Multnomah County School District No. 1, 3.00%-5.00%, due 6/15/26-6/15/37	2.8%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/32-6/15/41	2.4%
* Excluding short-term investments
Top Industries
General Obligation	54.4%
Other Revenue	15.9%
Transportation	10.3%
Water & Sewer	7.7%
Hospital	7.6%
General	1.9%
Utilities	0.7%
Education	0.4%
Short-Term Investment	2.0%
Other Assets, Less Liabilities	(0.9)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSORM10A-06/25
NYLI MacKay Oregon Muni Fund

NYLI MacKay Oregon Muni Fund
Class C/ORTCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$54	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/5/1996	(1.86)%	(0.80)%	(0.85)%	0.16%
Class C Shares - Excluding sales charges		(0.88)%	0.18%	(0.85)%	0.16%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$281,170,731%
Total number of portfolio holdings	164%
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-7/1/51	11.1%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/45	4.9%
City of Portland, 2.00%-5.00%, due 6/15/29-10/1/49	4.3%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	3.7%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.6%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.5%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.3%
Deschutes County Administrative School District No. 1, 3.00%-4.00%, due 6/15/29-6/15/45	3.1%
Multnomah County School District No. 1, 3.00%-5.00%, due 6/15/26-6/15/37	2.8%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/32-6/15/41	2.4%
* Excluding short-term investments
Top Industries
General Obligation	54.4%
Other Revenue	15.9%
Transportation	10.3%
Water & Sewer	7.7%
Hospital	7.6%
General	1.9%
Utilities	0.7%
Education	0.4%
Short-Term Investment	2.0%
Other Assets, Less Liabilities	(0.9)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSORM10C-06/25
NYLI MacKay Oregon Muni Fund

NYLI MacKay Oregon Muni Fund
Class I/ORTYX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$26	0.53%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/5/1996	(0.60)%	0.84%	0.08%	1.13%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$281,170,731%
Total number of portfolio holdings	164%
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-7/1/51	11.1%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/45	4.9%
City of Portland, 2.00%-5.00%, due 6/15/29-10/1/49	4.3%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	3.7%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.6%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.5%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.3%
Deschutes County Administrative School District No. 1, 3.00%-4.00%, due 6/15/29-6/15/45	3.1%
Multnomah County School District No. 1, 3.00%-5.00%, due 6/15/26-6/15/37	2.8%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/32-6/15/41	2.4%
* Excluding short-term investments
Top Industries
General Obligation	54.4%
Other Revenue	15.9%
Transportation	10.3%
Water & Sewer	7.7%
Hospital	7.6%
General	1.9%
Utilities	0.7%
Education	0.4%
Short-Term Investment	2.0%
Other Assets, Less Liabilities	(0.9)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSORM10I-06/25
NYLI MacKay Oregon Muni Fund

NYLI MacKay Oregon Muni Fund
Class Z/ORTFX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Z	$34	0.68%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	6/1/1986	(3.65)%	(2.24)%	(0.68)%	0.68%
Class Z Shares - Excluding sales charges		(0.67)%	0.78%	(0.07)%	0.98%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$281,170,731%
Total number of portfolio holdings	164%
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-7/1/51	11.1%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/45	4.9%
City of Portland, 2.00%-5.00%, due 6/15/29-10/1/49	4.3%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	3.7%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	3.6%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.5%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	3.3%
Deschutes County Administrative School District No. 1, 3.00%-4.00%, due 6/15/29-6/15/45	3.1%
Multnomah County School District No. 1, 3.00%-5.00%, due 6/15/26-6/15/37	2.8%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/32-6/15/41	2.4%
* Excluding short-term investments
Top Industries
General Obligation	54.4%
Other Revenue	15.9%
Transportation	10.3%
Water & Sewer	7.7%
Hospital	7.6%
General	1.9%
Utilities	0.7%
Education	0.4%
Short-Term Investment	2.0%
Other Assets, Less Liabilities	(0.9)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSORM10Z-06/25
NYLI MacKay Oregon Muni Fund

NYLI MacKay Colorado Muni Fund
Class A/COTAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$40	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	Since Inception[1]
Class A Shares - Including sales charges	7/22/2024	(3.80)%	(3.43)%
Class A Shares - Excluding sales charges		(0.83)%	(0.45)%
Bloomberg Municipal Bond Index[2]		(0.78)%	(0.32)%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	0.58%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	(0.38)%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$109,485,799%
Total number of portfolio holdings	92%
Portfolio turnover rate	52%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	9.0%
Colorado Health Facilities Authority, 2.35%-5.50%, due 11/1/28-5/15/64	7.9%
Colorado Housing and Finance Authority, 3.25%-4.60%, due 3/1/44-5/1/52	6.8%
Adams 12 Five Star Schools, 5.00%-5.50%, due 12/15/29-12/15/43	4.4%
Regional Transportation District, 5.00%, due 6/1/26-6/1/40	3.3%
City of Colorado Springs, 5.00%, due 11/15/38-11/15/39	3.0%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	2.9%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.9%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.6%
Denver Urban Renewal Authority, 5.00%, due 12/1/25	2.4%
* Excluding short-term investments
Top Industries
General Obligation	30.0%
Other Revenue	28.6%
Certificate of Participation/Lease	14.5%
Transportation	8.7%
Hospital	7.9%
Education	5.5%
Water & Sewer	3.2%
General	0.4%
Short-Term Investment	5.6%
Other Assets, Less Liabilities	(4.4)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSCOM10A-06/25
NYLI MacKay Colorado Muni Fund

NYLI MacKay Colorado Muni Fund
Class C/COTCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$54	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/30/1996	(1.95)%	(0.49)%	(0.79)%	0.13%
Class C Shares - Excluding sales charges		(0.97)%	0.49%	(0.79)%	0.13%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$109,485,799%
Total number of portfolio holdings	92%
Portfolio turnover rate	52%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	9.0%
Colorado Health Facilities Authority, 2.35%-5.50%, due 11/1/28-5/15/64	7.9%
Colorado Housing and Finance Authority, 3.25%-4.60%, due 3/1/44-5/1/52	6.8%
Adams 12 Five Star Schools, 5.00%-5.50%, due 12/15/29-12/15/43	4.4%
Regional Transportation District, 5.00%, due 6/1/26-6/1/40	3.3%
City of Colorado Springs, 5.00%, due 11/15/38-11/15/39	3.0%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	2.9%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.9%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.6%
Denver Urban Renewal Authority, 5.00%, due 12/1/25	2.4%
* Excluding short-term investments
Top Industries
General Obligation	30.0%
Other Revenue	28.6%
Certificate of Participation/Lease	14.5%
Transportation	8.7%
Hospital	7.9%
Education	5.5%
Water & Sewer	3.2%
General	0.4%
Short-Term Investment	5.6%
Other Assets, Less Liabilities	(4.4)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSCOM10C-06/25
NYLI MacKay Colorado Muni Fund

NYLI MacKay Colorado Muni Fund
Class I/COTYX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$27	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/30/1996	(0.70)%	1.14%	0.14%	1.10%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$109,485,799%
Total number of portfolio holdings	92%
Portfolio turnover rate	52%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	9.0%
Colorado Health Facilities Authority, 2.35%-5.50%, due 11/1/28-5/15/64	7.9%
Colorado Housing and Finance Authority, 3.25%-4.60%, due 3/1/44-5/1/52	6.8%
Adams 12 Five Star Schools, 5.00%-5.50%, due 12/15/29-12/15/43	4.4%
Regional Transportation District, 5.00%, due 6/1/26-6/1/40	3.3%
City of Colorado Springs, 5.00%, due 11/15/38-11/15/39	3.0%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	2.9%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.9%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.6%
Denver Urban Renewal Authority, 5.00%, due 12/1/25	2.4%
* Excluding short-term investments
Top Industries
General Obligation	30.0%
Other Revenue	28.6%
Certificate of Participation/Lease	14.5%
Transportation	8.7%
Hospital	7.9%
Education	5.5%
Water & Sewer	3.2%
General	0.4%
Short-Term Investment	5.6%
Other Assets, Less Liabilities	(4.4)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSCOM10I-06/25
NYLI MacKay Colorado Muni Fund

NYLI MacKay Colorado Muni Fund
Class Z/COTFX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Z	$32	0.64%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	5/21/1987	(3.72)%	(2.02)%	(0.54)%	0.74%
Class Z Shares - Excluding sales charges		(0.75)%	1.01%	0.07%	1.04%
Bloomberg Municipal Bond Index[2]		(0.78)%	1.66%	1.17%	2.10%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		(0.02)%	1.99%	1.27%	1.97%
Morningstar Muni Single State Intermediate Category Average[4]		(0.56)%	1.35%	0.44%	1.33%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$109,485,799%
Total number of portfolio holdings	92%
Portfolio turnover rate	52%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	9.0%
Colorado Health Facilities Authority, 2.35%-5.50%, due 11/1/28-5/15/64	7.9%
Colorado Housing and Finance Authority, 3.25%-4.60%, due 3/1/44-5/1/52	6.8%
Adams 12 Five Star Schools, 5.00%-5.50%, due 12/15/29-12/15/43	4.4%
Regional Transportation District, 5.00%, due 6/1/26-6/1/40	3.3%
City of Colorado Springs, 5.00%, due 11/15/38-11/15/39	3.0%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	2.9%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.9%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.6%
Denver Urban Renewal Authority, 5.00%, due 12/1/25	2.4%
* Excluding short-term investments
Top Industries
General Obligation	30.0%
Other Revenue	28.6%
Certificate of Participation/Lease	14.5%
Transportation	8.7%
Hospital	7.9%
Education	5.5%
Water & Sewer	3.2%
General	0.4%
Short-Term Investment	5.6%
Other Assets, Less Liabilities	(4.4)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
MS053-25
MSCOM10Z-06/25
NYLI MacKay Colorado Muni Fund

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

See Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

NYLI Fiera SMID Growth Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.9%
Aerospace & Defense 5.1%
BWX Technologies, Inc.	99,643	$ 10,873,044
Curtiss-Wright Corp.	18,062	6,229,403
		17,102,447
Automobile Components 2.7%
Dorman Products, Inc. (a)	38,128	4,319,902
Modine Manufacturing Co. (a)	29,556	2,412,952
Patrick Industries, Inc.	31,905	2,456,047
		9,188,901
Banks 1.5%
Wintrust Financial Corp.	46,924	5,216,541
Biotechnology 15.7%
Argenx SE, ADR (a)	17,868	11,527,362
Avidity Biosciences, Inc. (a)	84,557	2,760,786
Biohaven Ltd. (a)	60,556	1,339,499
Crinetics Pharmaceuticals, Inc. (a)	50,156	1,674,709
Ideaya Biosciences, Inc. (a)	138,424	2,786,475
Immunocore Holdings plc, ADR (a)(b)	91,823	2,763,872
Insmed, Inc. (a)	59,046	4,251,312
Madrigal Pharmaceuticals, Inc. (a)	14,425	4,816,652
Neurocrine Biosciences, Inc. (a)	55,620	5,989,718
Sarepta Therapeutics, Inc. (a)	39,436	2,460,806
SpringWorks Therapeutics, Inc. (a)	131,099	6,069,884
Summit Therapeutics, Inc. (a)(b)	94,989	2,291,135
Vaxcyte, Inc. (a)	38,651	1,385,252
Viking Therapeutics, Inc. (a)(b)	28,946	835,671
Xenon Pharmaceuticals, Inc. (a)	59,994	2,291,771
		53,244,904
Broadline Retail 1.0%
Etsy, Inc. (a)	75,612	3,287,610
Building Products 3.2%
Builders FirstSource, Inc. (a)	31,934	3,820,264
CSW Industrials, Inc.	5,390	1,684,267
Lennox International, Inc.	10,049	5,494,291
		10,998,822
Capital Markets 4.7%
Hamilton Lane, Inc., Class A	30,068	4,645,205
Houlihan Lokey, Inc.	30,616	4,962,241
Stifel Financial Corp.	73,192	6,271,823
		15,879,269
	Shares	Value

Chemicals 1.1%
Avient Corp.	69,354	$ 2,310,182
Cabot Corp.	18,758	1,473,253
		3,783,435
Construction & Engineering 1.5%
EMCOR Group, Inc.	12,287	4,923,401
Consumer Staples Distribution & Retail 1.7%
Sprouts Farmers Market, Inc. (a)	32,695	5,590,845
Diversified Consumer Services 2.2%
Frontdoor, Inc. (a)	85,253	3,504,751
Stride, Inc. (a)	26,925	3,830,081
		7,334,832
Electrical Equipment 1.6%
Hubbell, Inc.	15,375	5,583,893
Financial Services 1.4%
Payoneer Global, Inc. (a)	187,062	1,315,046
Toast, Inc., Class A (a)	99,743	3,548,856
		4,863,902
Ground Transportation 0.5%
Knight-Swift Transportation Holdings, Inc.	47,211	1,849,255
Health Care Equipment & Supplies 1.1%
Globus Medical, Inc., Class A (a)	34,656	2,487,261
PROCEPT BioRobotics Corp. (a)	23,668	1,277,599
		3,764,860
Health Care Providers & Services 0.7%
Option Care Health, Inc. (a)	72,510	2,342,798
Health Care Technology 0.6%
Doximity, Inc., Class A (a)	34,205	1,945,580
Hotels, Restaurants & Leisure 6.7%
Expedia Group, Inc.	36,140	5,671,450
Hyatt Hotels Corp., Class A	31,348	3,532,293
Planet Fitness, Inc., Class A (a)	38,225	3,615,703
Wingstop, Inc.	27,501	7,257,239
Wyndham Hotels & Resorts, Inc.	28,435	2,425,505
		22,502,190
Household Durables 1.3%
TopBuild Corp. (a)	14,673	4,339,687

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
IT Services 4.2%
EPAM Systems, Inc. (a)	21,421	$ 3,361,169
GoDaddy, Inc., Class A (a)	25,511	4,804,486
MongoDB, Inc. (a)	35,004	6,026,639
		14,192,294
Machinery 3.6%
Lincoln Electric Holdings, Inc.	21,291	3,751,474
Mueller Industries, Inc.	53,147	3,909,493
Nordson Corp.	23,845	4,520,297
		12,181,264
Oil, Gas & Consumable Fuels 1.9%
EQT Corp.	129,472	6,401,096
Professional Services 1.6%
ExlService Holdings, Inc. (a)	80,438	3,899,634
Upwork, Inc. (a)	118,511	1,558,420
		5,458,054
Semiconductors & Semiconductor Equipment 3.6%
Entegris, Inc.	65,321	5,168,198
Lattice Semiconductor Corp. (a)	89,738	4,390,880
Power Integrations, Inc.	52,344	2,571,137
		12,130,215
Software 21.5%
ACI Worldwide, Inc. (a)	74,432	3,971,692
Appfolio, Inc., Class A (a)	19,314	3,988,727
BILL Holdings, Inc. (a)	74,331	3,387,264
Braze, Inc., Class A (a)	104,531	3,254,050
Confluent, Inc., Class A (a)	112,330	2,674,577
Docusign, Inc. (a)	65,497	5,354,380
Dolby Laboratories, Inc., Class A	73,761	5,664,107
Elastic NV (a)	38,177	3,290,857
Gitlab, Inc., Class A (a)	128,531	5,998,542
JFrog Ltd. (a)	190,046	6,417,853
Klaviyo, Inc., Class A (a)	88,905	2,706,268
Monday.com Ltd. (a)	9,520	2,675,025
Pegasystems, Inc.	46,560	4,287,245
Procore Technologies, Inc. (a)	77,256	4,951,337
Rubrik, Inc., Class A (a)	42,560	3,001,757
Tyler Technologies, Inc. (a)	13,541	7,356,825
Vertex, Inc., Class A (a)	93,382	3,738,082
		72,718,588
Specialty Retail 5.6%
Boot Barn Holdings, Inc. (a)	24,582	2,564,886
	Shares	Value

Specialty Retail (continued)
Chewy, Inc., Class A (a)	177,969	$ 6,673,838
Murphy USA, Inc.	11,818	5,892,100
Valvoline, Inc. (a)	108,097	3,703,403
		18,834,227
Textiles, Apparel & Luxury Goods 1.1%
On Holding AG, Class A (a)	79,695	3,834,126
Trading Companies & Distributors 1.5%
Applied Industrial Technologies, Inc.	20,419	4,967,534
Total Common Stocks (Cost $337,760,549)		334,460,570
Short-Term Investments 1.6%
Affiliated Investment Company 0.9%
NYLI U.S. Government Liquidity Fund, 4.167% (c)	3,120,637	3,120,637
Unaffiliated Investment Company 0.7%
Invesco Government & Agency Portfolio, 4.367% (c)(d)	2,197,353	2,197,353
Total Short-Term Investments (Cost $5,317,990)		5,317,990
Total Investments (Cost $343,078,539)	100.5%	339,778,560
Other Assets, Less Liabilities	(0.5)	(1,695,053)
Net Assets	100.0%	$ 338,083,507

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of April 30, 2025, the aggregate market value of securities on loan was $2,879,437; the total market value of collateral held by the Fund was $2,951,596. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $754,243. The Fund received cash collateral with a value of $2,197,353. (See Note 2(G))
(c)	Current yield as of April 30, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Fiera SMID Growth Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 6,715	$ 68,709	$ (72,303)	$ —	$ —	$ 3,121	$ 147	$ —	3,121
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 334,460,570	$ —	$ —	$ 334,460,570
Short-Term Investments
Affiliated Investment Company	3,120,637	—	—	3,120,637
Unaffiliated Investment Company	2,197,353	—	—	2,197,353
Total Short-Term Investments	5,317,990	—	—	5,317,990
Total Investments in Securities	$ 339,778,560	$ —	$ —	$ 339,778,560

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $339,957,902) including securities on loan of $2,879,437	$336,657,923
Investment in affiliated investment companies, at value (identified cost $3,120,637)	3,120,637
Receivables:
Fund shares sold	671,603
Dividends	32,422
Securities lending	400
Other assets	54,917
Total assets	340,537,902
Liabilities
Cash collateral received for securities on loan	2,197,353
Payables:
Manager (See Note 3)	187,480
Fund shares redeemed	30,395
Transfer agent (See Note 3)	23,592
Professional fees	6,440
NYLIFE Distributors (See Note 3)	3,838
Custodian	1,717
Shareholder communication	1,609
Trustees	86
Accrued expenses	1,885
Total liabilities	2,454,395
Net assets	$338,083,507
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$22,149
Additional paid-in-capital	323,196,264
323,218,413
Total distributable earnings (loss)	14,865,094
Net assets	$338,083,507
Class A
Net assets applicable to outstanding shares	$15,272,924
Shares of beneficial interest outstanding	1,030,546
Net asset value per share outstanding	$14.82
Maximum sales charge (5.50% of offering price)	0.86
Maximum offering price per share outstanding	$15.68
Class C
Net assets applicable to outstanding shares	$1,212,031
Shares of beneficial interest outstanding	83,066
Net asset value and offering price per share outstanding	$14.59
Class I
Net assets applicable to outstanding shares	$113,746,968
Shares of beneficial interest outstanding	7,443,425
Net asset value and offering price per share outstanding	$15.28
Class R6
Net assets applicable to outstanding shares	$207,851,584
Shares of beneficial interest outstanding	13,591,977
Net asset value and offering price per share outstanding	$15.29

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Fiera SMID Growth Fund

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $1,137)	$868,709
Dividends-affiliated	147,065
Securities lending, net	1,956
Total income	1,017,730
Expenses
Manager (See Note 3)	1,403,770
Transfer agent (See Note 3)	110,045
Registration	42,865
Professional fees	35,421
Distribution/Service—Class A (See Note 3)	17,387
Distribution/Service—Class C (See Note 3)	6,115
Custodian	14,722
Shareholder communication	9,364
Trustees	4,392
Miscellaneous	6,491
Total expenses before waiver/reimbursement	1,650,572
Expense waiver/reimbursement from Manager (See Note 3)	(70,242)
Net expenses	1,580,330
Net investment income (loss)	(562,600)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	19,992,253
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(47,749,239)
Net realized and unrealized gain (loss)	(27,756,986)
Net increase (decrease) in net assets resulting from operations	$(28,319,586)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(562,600)	$(523,749)
Net realized gain (loss)	19,992,253	11,124,395
Net change in unrealized appreciation (depreciation)	(47,749,239)	47,099,341
Net increase (decrease) in net assets resulting from operations	(28,319,586)	57,699,987
Distributions to shareholders:
Class A	(356,297)	(21,383)
Class C	(30,231)	(2,955)
Class I	(4,279,426)	(2,469,988)
Class R6	(6,407,526)	(4,466,294)
Total distributions to shareholders	(11,073,480)	(6,960,620)
Capital share transactions:
Net proceeds from sales of shares	51,461,054	207,722,129
Net asset value of shares issued to shareholders in reinvestment of distributions	10,468,124	6,675,155
Cost of shares redeemed	(71,188,204)	(94,382,298)
Increase (decrease) in net assets derived from capital share transactions	(9,259,026)	120,014,986
Net increase (decrease) in net assets	(48,652,092)	170,754,353
Net Assets
Beginning of period	386,735,599	215,981,246
End of period	$338,083,507	$386,735,599
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Fiera SMID Growth Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	April 1, 2023 through October 31,	Year Ended March 31,
Class A	2025*	2024	2023#(a)	2023	2022	2021	2020
Net asset value at beginning of period	$16.60	$13.78	$13.96	$19.12	$20.85	$12.68	$16.71
Net investment income (loss) (b)	(0.05)	(0.08)	(0.04)	(0.08)	(0.12)	(0.15)	(0.12)
Net realized and unrealized gain (loss)	(1.23)	3.32	(0.14)	(2.79)	0.80	12.52	(2.00)
Total from investment operations	(1.28)	3.24	(0.18)	(2.87)	0.68	12.37	(2.12)
Less distributions:
From net realized gain on investments	(0.50)	(0.42)	—	(2.29)	(2.41)	(4.20)	(1.91)
Net asset value at end of period	$14.82	$16.60	$13.78	$13.96	$19.12	$20.85	$12.68
Total investment return	(8.25)%(c)	23.78%(c)	(1.29)%(c)	(14.38)% (d)(e)	2.64% (d)(e)	99.38% (d)(e)	(15.36)% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.61)%††	(0.49)%	(0.47)%††	(0.52)% (f)(g)	(0.55)% (f)(g)	(0.78)% (f)(g)	(0.70)% (f)(g)
Net expenses	1.15%††(h)	1.15%(h)	1.19%††(h)	1.30% (f)(g)	1.30% (f)(g)	1.30% (f)(g)	1.30% (f)(g)
Expenses (before waiver/reimbursement)	1.20%††(h)	1.23%(h)	1.35%††(h)	1.61%(g)	1.40%(g)	1.41%(g)	1.36%(g)
Portfolio turnover rate	29%	51%	24%	88%(e)	24%(e)	53%(e)	38%(e)
Net assets at end of period (in 000's)	$15,273	$11,096	$446	$122	$108	$70	$11

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	July 24, 2023^ through October 31,
Class C	2025*	2024	2023
Net asset value at beginning of period	$16.42	$13.75	$15.58
Net investment income (loss) (a)	(0.12)	(0.22)	(0.05)
Net realized and unrealized gain (loss)	(1.21)	3.31	(1.78)
Total from investment operations	(1.33)	3.09	(1.83)
Less distributions:
From net realized gain on investments	(0.50)	(0.42)	—
Net asset value at end of period	$14.59	$16.42	$13.75
Total investment return (b)	(8.65)%	22.71%	(11.75)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.48)%††	(1.37)%	(1.23)%††
Net expenses (d)	2.02%††	2.05%	2.05%††
Expenses (before waiver/reimbursement) (d)	2.02%††	2.06%	2.12%††
Portfolio turnover rate	29%	51%	24%
Net assets at end of period (in 000’s)	$1,212	$995	$28

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Fiera SMID Growth Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	April 1, 2023 through October 31,	Year Ended March 31,
Class I	2025*	2024	2023#(a)	2023	2022	2021	2020
Net asset value at beginning of period	$17.08	$14.12	$14.28	$19.45	$21.13	$12.78	$16.79
Net investment income (loss) (b)	(0.03)	(0.03)	(0.02)	(0.04)	(0.06)	(0.10)	(0.08)
Net realized and unrealized gain (loss)	(1.27)	3.41	(0.14)	(2.84)	0.79	12.65	(2.02)
Total from investment operations	(1.30)	3.38	(0.16)	(2.88)	0.73	12.55	(2.10)
Less distributions:
From net realized gain on investments	(0.50)	(0.42)	—	(2.29)	(2.41)	(4.20)	(1.91)
Net asset value at end of period	$15.28	$17.08	$14.12	$14.28	$19.45	$21.13	$12.78
Total investment return	(8.13)%	24.21%(c)	(1.12)%(c)	(14.18)% (d)(e)	2.85% (d)(e)	100.06% (d)(e)	(15.16)% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.30)%††	(0.16)%	(0.25)%††	(0.27)% (f)(g)	(0.30)% (f)(g)	(0.53)% (f)(g)	(0.45)% (f)(g)
Net expenses	0.85%††(h)	0.85%(h)	0.95%††(h)	1.05% (f)(g)	1.05% (f)(g)	1.05% (f)(g)	1.05% (f)(g)
Expenses (before waiver/reimbursement)	0.95%††(h)	0.98%(h)	1.17%††(h)	1.36%(g)	1.15%(g)	1.16%(g)	1.11%(g)
Portfolio turnover rate	29%	51%	24%	88%(e)	24%(e)	53%(e)	38%(e)
Net assets at end of period (in 000's)	$113,747	$150,143	$85,042	$73,927	$123,419	$149,608	$108,356

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	July 24, 2023^ through October 31,
Class R6	2025*	2024	2023
Net asset value at beginning of period	$17.09	$14.13	$15.96
Net investment income (loss) (a)	(0.02)	(0.02)	0.00‡
Net realized and unrealized gain (loss)	(1.28)	3.40	(1.83)
Total from investment operations	(1.30)	3.38	(1.83)
Less distributions:
From net realized gain on investments	(0.50)	(0.42)	—
Net asset value at end of period	$15.29	$17.09	$14.13
Total investment return (b)	(8.12)%	24.19%	(11.47)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.27)%††	(0.13)%	0.00%††‡‡
Net expenses (d)	0.81%††	0.83%	0.84%††
Expenses (before waiver/reimbursement) (d)	0.81%††	0.83%	0.86%††
Portfolio turnover rate	29%	51%	24%
Net assets at end of period (in 000’s)	$207,852	$224,501	$130,464

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
‡‡	Less than 0.01%.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Fiera SMID Growth Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Fiera SMID Growth Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Fiera Capital Small/Mid Cap Growth Fund (the “Predecessor Fund”), which was a series of a different registered investment company for which Fiera Capital, Inc. served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization on July 24, 2023. Upon completion of the reorganization, the Class A and Class I shares of the Fund assumed the performance, financial and other information of the corresponding shares of the Predecessor Fund. All information provided for periods prior to July 24, 2023, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	February 12, 2018
Class C	July 24, 2023
Class I	June 29, 2012
Class R6	July 24, 2023
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A shares at the end of the calendar quarter eight years after the date they were purchased. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than
Class A shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term capital growth.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation

13

Notes to Financial Statements (Unaudited) (continued)
committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for

14	NYLI Fiera SMID Growth Fund

which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
15

Notes to Financial Statements (Unaudited) (continued)
(G) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Market Capitalization Risk.  Investments in securities issued by small- or mid-cap companies, will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Fiera Capital, Inc. (“Fiera” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Fiera, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.15%; Class C, 2.05%; Class I, 0.85%; and Class R6, 0.84%. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $1,403,770 and waived fees and/or reimbursed expenses in the amount of $70,242 and paid the Subadvisor fees in the amount of $701,885.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations.

16	NYLI Fiera SMID Growth Fund

For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A shares during the six-month period ended April 30, 2025, were $11,561.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2025, of $691 and $44, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$9,456	$—
Class C	1,275	—
Class I	94,927	—
Class R6	4,387	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class C	$24,572	2.0%
Class R6	25,101	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$344,145,923	$36,463,678	$(40,831,041)	$(4,367,363)
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$291,643
Long-Term Capital Gains	6,668,977
Total	$6,960,620
17

Notes to Financial Statements (Unaudited) (continued)
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $107,153 and $124,930, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	526,274	$8,462,171
Shares issued to shareholders in reinvestment of distributions	19,668	352,260
Shares redeemed	(188,471)	(2,933,394)
Net increase (decrease) in shares outstanding before conversion	357,471	5,881,037
Shares converted into Class A (See Note 1)	4,639	67,921
Net increase (decrease)	362,110	$5,948,958
Year ended October 31, 2024:
Shares sold	721,050	$11,932,813
Shares issued to shareholders in reinvestment of distributions	1,416	21,383
Shares redeemed	(86,413)	(1,418,630)
Net increase (decrease)	636,053	$10,535,566

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	26,421	$436,254
Shares issued to shareholders in reinvestment of distributions	364	6,434
Shares redeemed	(4,296)	(65,652)
Net increase (decrease)	22,489	$377,036
Year ended October 31, 2024:
Shares sold	62,383	$1,013,265
Shares issued to shareholders in reinvestment of distributions	44	662
Shares redeemed	(3,898)	(66,163)
Net increase (decrease)	58,529	$947,764

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	1,018,061	$17,553,421
Shares issued to shareholders in reinvestment of distributions	204,339	3,768,014
Shares redeemed	(2,565,795)	(42,895,221)
Net increase (decrease) in shares outstanding before conversion	(1,343,395)	(21,573,786)
Shares converted from Class I (See Note 1)	(4,501)	(67,921)
Net increase (decrease)	(1,347,896)	$(21,641,707)
Year ended October 31, 2024:
Shares sold	5,864,444	$98,433,368
Shares issued to shareholders in reinvestment of distributions	141,176	2,186,816
Shares redeemed	(3,235,514)	(54,039,223)
Net increase (decrease)	2,770,106	$46,580,961

18	NYLI Fiera SMID Growth Fund

Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	1,515,126	$25,009,208
Shares issued to shareholders in reinvestment of distributions	343,708	6,341,416
Shares redeemed	(1,405,594)	(25,293,937)
Net increase (decrease)	453,240	$6,056,687
Year ended October 31, 2024:
Shares sold	5,890,527	$96,342,683
Shares issued to shareholders in reinvestment of distributions	288,148	4,466,294
Shares redeemed	(2,275,807)	(38,858,282)
Net increase (decrease)	3,902,868	$61,950,695
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
19

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
20

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

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the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
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Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
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overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
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respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
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The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
27

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
28

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
29

NYLI Epoch Capital Growth Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.1%
Australia 1.6%
Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	39,094	$ 1,676,210
Pro Medicus Ltd. (Health Care Technology)	6,815	1,007,044
		2,683,254
Canada 1.9%
Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	43,850	2,288,877
Constellation Software, Inc. (Software)	255	918,997
		3,207,874
China 1.3%
BYD Co. Ltd., Class H (Automobiles)	44,500	2,145,396
Denmark 0.9%
Novo Nordisk A/S, Class B (Pharmaceuticals)	21,938	1,461,464
France 2.7%
Gaztransport Et Technigaz SA (Oil, Gas & Consumable Fuels)	5,696	925,259
Hermes International SCA (Textiles, Apparel & Luxury Goods)	579	1,580,585
Sartorius Stedim Biotech (Life Sciences Tools & Services)	8,180	1,918,761
		4,424,605
Indonesia 0.5%
Bank Central Asia Tbk. PT (Banks)	1,410,200	757,904
Ireland 0.6%
Accenture plc, Class A (IT Services)	3,378	1,010,529
Italy 0.6%
Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	16,095	946,114
Japan 3.9%
BayCurrent, Inc. (Professional Services)	37,800	2,036,600
Hoya Corp. (Health Care Equipment & Supplies)	12,700	1,493,550
Lasertec Corp. (Semiconductors & Semiconductor Equipment) (a)	9,100	848,935
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	9,800	1,460,719
	Shares	Value

Japan (continued)
Unicharm Corp. (Household Products)	64,800	$ 601,083
		6,440,887
Jordan 0.5%
Hikma Pharmaceuticals plc (Pharmaceuticals)	32,819	869,160
Mexico 1.9%
Grupo Financiero Banorte SAB de CV, Class O (Banks)	169,622	1,457,622
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	546,022	1,730,464
		3,188,086
Netherlands 1.4%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,021	683,485
BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment) (a)	15,899	1,725,012
		2,408,497
Portugal 1.0%
Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	66,786	1,618,385
Singapore 0.7%
Singapore Exchange Ltd. (Capital Markets)	113,200	1,245,883
South Africa 0.8%
FirstRand Ltd. (Financial Services)	353,229	1,381,929
Spain 2.4%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	18,422	1,447,923
Industria de Diseno Textil SA (Specialty Retail) (a)	46,213	2,487,375
		3,935,298
Sweden 1.8%
Atlas Copco AB, Class B (Machinery) (a)	47,608	669,781
Epiroc AB, Class B (Machinery)	44,210	873,857
Evolution AB (Hotels, Restaurants & Leisure) (b)	21,044	1,474,733
		3,018,371
Switzerland 2.4%
EMS-Chemie Holding AG (Chemicals) (a)	1,218	896,408

3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Kuehne + Nagel International AG (Registered) (Marine Transportation)	5,578	$ 1,276,048
Partners Group Holding AG (Capital Markets)	1,385	1,804,229
		3,976,685
Taiwan 2.2%
Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods) (b)	79,000	1,026,920
eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	19,000	1,529,168
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	38,000	1,083,234
		3,639,322
Thailand 0.7%
Fabrinet (Electronic Equipment, Instruments & Components) (b)	5,313	1,089,484
United Kingdom 4.3%
AstraZeneca plc (Pharmaceuticals)	12,884	1,846,421
Auto Trader Group plc (Interactive Media & Services) (c)	114,856	1,289,524
Games Workshop Group plc (Leisure Products)	5,470	1,124,995
Howden Joinery Group plc (Trading Companies & Distributors)	128,771	1,326,152
Rightmove plc (Interactive Media & Services)	163,082	1,610,299
		7,197,391
United States 65.0%
Adobe, Inc. (Software) (b)	2,985	1,119,315
Alphabet, Inc., Class A (Interactive Media & Services)	10,576	1,679,469
Ameriprise Financial, Inc. (Capital Markets)	5,745	2,706,010
Apple, Inc. (Technology Hardware, Storage & Peripherals)	8,377	1,780,112
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	10,262	1,546,586
Arista Networks, Inc. (Communications Equipment) (b)	24,295	1,998,750
Automatic Data Processing, Inc. (Professional Services)	5,951	1,788,871
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	13,355	2,570,437
	Shares	Value

United States (continued)
Chemed Corp. (Health Care Providers & Services)	4,016	$ 2,335,344
Copart, Inc. (Commercial Services & Supplies) (b)	34,302	2,093,451
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	2,730	2,714,985
CSL Ltd. (Biotechnology)	8,318	1,340,655
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods) (b)	11,431	1,266,898
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	5,067	2,484,705
Donaldson Co., Inc. (Machinery)	12,059	792,638
Eagle Materials, Inc. (Construction Materials)	8,337	1,887,413
Electronic Arts, Inc. (Entertainment)	6,255	907,538
Eli Lilly & Co. (Pharmaceuticals)	2,288	2,056,798
EMCOR Group, Inc. (Construction & Engineering)	4,075	1,632,852
Encompass Health Corp. (Health Care Providers & Services)	14,475	1,693,430
Expeditors International of Washington, Inc. (Air Freight & Logistics)	15,535	1,707,452
Fastenal Co. (Trading Companies & Distributors)	29,293	2,371,854
Ferguson Enterprises, Inc. (Trading Companies & Distributors)	6,255	1,052,329
Gentex Corp. (Automobile Components)	57,556	1,253,570
HCA Healthcare, Inc. (Health Care Providers & Services)	4,871	1,680,885
Hess Midstream LP, Class A (Oil, Gas & Consumable Fuels)	51,909	1,929,457
IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (b)	2,661	1,151,282
KLA Corp. (Semiconductors & Semiconductor Equipment)	2,072	1,455,974
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	27,752	1,988,986
LPL Financial Holdings, Inc. (Capital Markets)	8,602	2,750,834
Magnolia Oil & Gas Corp., Class A (Oil, Gas & Consumable Fuels)	51,389	1,055,016
Manhattan Associates, Inc. (Software) (b)	3,064	543,523
Marsh & McLennan Cos., Inc. (Insurance)	3,987	898,949
Mastercard, Inc., Class A (Financial Services)	5,519	3,024,743
Medpace Holdings, Inc. (Life Sciences Tools & Services) (b)	6,560	2,023,038

4	NYLI Epoch Capital Growth Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
Meta Platforms, Inc., Class A (Interactive Media & Services)	5,313	$ 2,916,837
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (b)	1,650	1,766,440
Microsoft Corp. (Software)	5,273	2,084,206
Monster Beverage Corp. (Beverages) (b)	49,022	2,947,203
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	13,316	1,195,111
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	15,565	1,695,340
O'Reilly Automotive, Inc. (Specialty Retail) (b)	1,011	1,430,767
PACCAR, Inc. (Machinery)	17,332	1,563,520
Paychex, Inc. (Professional Services)	21,467	3,158,225
Pool Corp. (Distributors)	3,378	990,227
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	17,421	2,586,322
Regeneron Pharmaceuticals, Inc. (Biotechnology)	2,514	1,505,283
Rollins, Inc. (Commercial Services & Supplies)	17,696	1,010,972
Starbucks Corp. (Hotels, Restaurants & Leisure)	14,328	1,146,956
TJX Cos., Inc. (The) (Specialty Retail)	13,866	1,784,277
TKO Group Holdings, Inc. (Entertainment)	8,435	1,374,146
Ulta Beauty, Inc. (Specialty Retail) (b)	4,665	1,845,661
Union Pacific Corp. (Ground Transportation)	5,146	1,109,786
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,291	1,765,489
VeriSign, Inc. (IT Services) (b)	6,354	1,792,590
Verisk Analytics, Inc. (Professional Services)	5,048	1,496,379
Visa, Inc., Class A (Financial Services)	7,139	2,466,524
Waters Corp. (Life Sciences Tools & Services) (b)	2,661	925,309
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	5,097	1,076,945
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	16,252	2,444,951
Zoetis, Inc. (Pharmaceuticals)	16,537	2,586,387
		107,950,002
Total Common Stocks (Cost $123,784,082)		164,596,520

	Number of Warrants	Value

Warrants 0.0% ‡
Canada 0.0% ‡
Constellation Software, Inc. (Software)
Expires 3/31/40 (b)(d)(e)	721	$ —
Total Warrants (Cost $0)		—

	Shares

Short-Term Investments 3.0%
Affiliated Investment Company 0.6%
United States 0.6%
NYLI U.S. Government Liquidity Fund, 4.167% (f)	955,632	955,632
Unaffiliated Investment Company 2.4%
United States 2.4%
Invesco Government & Agency Portfolio, 4.367% (f)(g)	3,986,835	3,986,835
Total Short-Term Investments (Cost $4,942,467)		4,942,467
Total Investments (Cost $128,726,549)	102.1%	169,538,987
Other Assets, Less Liabilities	(2.1)	(3,540,779)
Net Assets	100.0%	$ 165,998,208

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of April 30, 2025, the aggregate market value of securities on loan was $5,698,179; the total market value of collateral held by the Fund was $6,072,405. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,085,570. The Fund received cash collateral with a value of $3,986,835. (See Note 2(I))
(b)	Non-income producing security.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Illiquid security—As of April 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
(f)	Current yield as of April 30, 2025.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 250	$ 22,844	$ (22,138)	$ —	$ —	$ 956	$ 21	$ —	956
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 2,683,254	$ —	$ 2,683,254
China	—	2,145,396	—	2,145,396
Denmark	—	1,461,464	—	1,461,464
France	—	4,424,605	—	4,424,605
Indonesia	—	757,904	—	757,904
Italy	—	946,114	—	946,114
Japan	—	6,440,887	—	6,440,887
Jordan	—	869,160	—	869,160
Netherlands	—	2,408,497	—	2,408,497
Portugal	—	1,618,385	—	1,618,385
Singapore	—	1,245,883	—	1,245,883
South Africa	—	1,381,929	—	1,381,929
Spain	—	3,935,298	—	3,935,298
Sweden	—	3,018,371	—	3,018,371
Switzerland	—	3,976,685	—	3,976,685
Taiwan	—	3,639,322	—	3,639,322
United Kingdom	—	7,197,391	—	7,197,391
United States	105,557,018	2,392,984	—	107,950,002
All Other Countries	8,495,973	—	—	8,495,973
Total Common Stocks	114,052,991	50,543,529	—	164,596,520
Warrants	—	—	—	—
Short-Term Investments
Affiliated Investment Company	955,632	—	—	955,632
Unaffiliated Investment Company	3,986,835	—	—	3,986,835
Total Short-Term Investments	4,942,467	—	—	4,942,467
Total Investments in Securities	$ 118,995,458	$ 50,543,529	$ —	$ 169,538,987

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
6	NYLI Epoch Capital Growth Fund

The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent †^
Air Freight & Logistics	$1,707,452	1.0%
Automobile Components	1,253,570	0.8
Automobiles	2,145,396	1.3
Banks	2,215,526	1.3
Beverages	2,947,203	1.8
Biotechnology	2,845,938	1.7
Capital Markets	8,506,956	5.1
Chemicals	896,408	0.5
Commercial Services & Supplies	3,104,423	1.9
Communications Equipment	1,998,750	1.2
Construction & Engineering	1,632,852	1.0
Construction Materials	1,887,413	1.1
Consumer Staples Distribution & Retail	8,352,711	5.0
Distributors	990,227	0.6
Electronic Equipment, Instruments & Components	1,089,484	0.7
Entertainment	2,281,684	1.4
Financial Services	6,873,196	4.1
Ground Transportation	1,109,786	0.7
Health Care Equipment & Supplies	2,644,832	1.6
Health Care Providers & Services	7,475,148	4.5
Health Care Technology	1,007,044	0.6
Hotels, Restaurants & Leisure	10,675,478	6.4
Household Products	601,083	0.4
Insurance	898,949	0.5
Interactive Media & Services	7,496,129	4.5
IT Services	2,803,119	1.7
Leisure Products	1,124,995	0.7
Life Sciences Tools & Services	7,710,493	4.6
Machinery	3,899,796	2.3
Marine Transportation	1,276,048	0.8
Oil, Gas & Consumable Fuels	3,909,732	2.4
Pharmaceuticals	9,766,344	5.9
Professional Services	8,480,075	5.1
Semiconductors & Semiconductor Equipment	19,174,198	11.6
Software	4,666,041	2.8
Specialty Retail	7,548,080	4.5
Technology Hardware, Storage & Peripherals	2,975,223	1.8
Textiles, Apparel & Luxury Goods	3,874,403	2.3
Trading Companies & Distributors	4,750,335	2.9
	164,596,520	99.1
	Value	Percent †^
Short-Term Investments	$4,942,467	3.0%
Other Assets, Less Liabilities	(3,540,779)	(2.1)
Net Assets	$165,998,208	100.0%

†	Percentages indicated are based on Fund net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.
7

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $127,770,917) including securities on loan of $5,698,179	$168,583,355
Investment in affiliated investment companies, at value (identified cost $955,632)	955,632
Receivables:
Dividends	297,479
Fund shares sold	268,148
Securities lending	761
Other assets	33,550
Total assets	170,138,925
Liabilities
Cash collateral received for securities on loan	3,986,835
Due to custodian	738
Payables:
Manager (See Note 3)	86,728
Transfer agent (See Note 3)	26,050
Professional fees	18,223
NYLIFE Distributors (See Note 3)	14,496
Custodian	4,148
Fund shares redeemed	2,991
Shareholder communication	83
Accrued expenses	425
Total liabilities	4,140,717
Net assets	$165,998,208
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$11,329
Additional paid-in-capital	123,974,895
123,986,224
Total distributable earnings (loss)	42,011,984
Net assets	$165,998,208
Class A
Net assets applicable to outstanding shares	$65,754,388
Shares of beneficial interest outstanding	4,498,362
Net asset value per share outstanding	$14.62
Maximum sales charge (5.50% of offering price)	0.85
Maximum offering price per share outstanding	$15.47
Investor Class
Net assets applicable to outstanding shares	$3,791,309
Shares of beneficial interest outstanding	261,842
Net asset value per share outstanding	$14.48
Maximum sales charge (5.00% of offering price)	0.76
Maximum offering price per share outstanding	$15.24
Class C
Net assets applicable to outstanding shares	$1,107,522
Shares of beneficial interest outstanding	81,701
Net asset value and offering price per share outstanding	$13.56
Class I
Net assets applicable to outstanding shares	$95,344,989
Shares of beneficial interest outstanding	6,487,411
Net asset value and offering price per share outstanding	$14.70

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Epoch Capital Growth Fund

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $48,268)	$1,159,522
Dividends-affiliated	21,470
Securities lending, net	3,648
Total income	1,184,640
Expenses
Manager (See Note 3)	662,446
Distribution/Service—Class A (See Note 3)	81,562
Distribution/Service—Investor Class (See Note 3)	4,740
Distribution/Service—Class C (See Note 3)	6,402
Transfer agent (See Note 3)	88,959
Professional fees	35,284
Registration	31,570
Custodian	21,860
Shareholder communication	6,923
Trustees	2,044
Miscellaneous	5,913
Total expenses before waiver/reimbursement	947,703
Expense waiver/reimbursement from Manager (See Note 3)	(54,297)
Net expenses	893,406
Net investment income (loss)	291,234
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	2,321,438
Foreign currency transactions	(12,731)
Net realized gain (loss)	2,308,707
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(3,969,529)
Translation of other assets and liabilities in foreign currencies	5,242
Net change in unrealized appreciation (depreciation)	(3,964,287)
Net realized and unrealized gain (loss)	(1,655,580)
Net increase (decrease) in net assets resulting from operations	$(1,364,346)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$291,234	$729,545
Net realized gain (loss)	2,308,707	7,131,223
Net change in unrealized appreciation (depreciation)	(3,964,287)	30,600,553
Net increase (decrease) in net assets resulting from operations	(1,364,346)	38,461,321
Distributions to shareholders:
Class A	(2,860,272)	(187,510)
Investor Class	(157,173)	(11,877)
Class C	(57,825)	(346)
Class I	(5,087,350)	(581,113)
Total distributions to shareholders	(8,162,620)	(780,846)
Capital share transactions:
Net proceeds from sales of shares	28,328,265	63,678,026
Net asset value of shares issued to shareholders in reinvestment of distributions	8,043,773	775,082
Cost of shares redeemed	(32,907,350)	(57,558,076)
Increase (decrease) in net assets derived from capital share transactions	3,464,688	6,895,032
Net increase (decrease) in net assets	(6,062,278)	44,575,507
Net Assets
Beginning of period	172,060,486	127,484,979
End of period	$165,998,208	$172,060,486
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Epoch Capital Growth Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$15.35	$11.98	$10.44	$17.09	$14.43	$13.20
Net investment income (loss) (a)	0.01	0.04	0.06	0.03	(0.01)	0.00‡
Net realized and unrealized gain (loss)	(0.07)	3.38	1.61	(2.86)	5.43	1.92
Total from investment operations	(0.06)	3.42	1.67	(2.83)	5.42	1.92
Less distributions:
From net investment income	(0.06)	(0.05)	(0.02)	—	(0.03)	(0.07)
From net realized gain on investments	(0.61)	(0.00)‡	(0.11)	(3.82)	(2.73)	(0.62)
Total distributions	(0.67)	(0.05)	(0.13)	(3.82)	(2.76)	(0.69)
Net asset value at end of period	$14.62	$15.35	$11.98	$10.44	$17.09	$14.43
Total investment return (b)	(0.59)%	28.67%	16.09%	(20.79)%	42.61%	15.31%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.19%††	0.27%	0.51%	0.30%	(0.08)%	0.01%
Net expenses (c)	1.15%††	1.15%	1.15%	1.15%	1.15%	1.13%
Expenses (before waiver/reimbursement) (c)	1.21%††	1.23%	1.26%	1.25%	1.36%	1.16%
Portfolio turnover rate	15%	33%	30%	31%	80%	43%
Net assets at end of period (in 000’s)	$65,754	$57,130	$38,828	$20,880	$21,767	$6,733

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$15.19	$11.87	$10.35	$17.02	$14.40	$13.16
Net investment income (loss) (a)	(0.00)‡	0.00‡	0.03	0.01	(0.05)	(0.02)
Net realized and unrealized gain (loss)	(0.08)	3.36	1.60	(2.86)	5.40	1.92
Total from investment operations	(0.08)	3.36	1.63	(2.85)	5.35	1.90
Less distributions:
From net investment income	(0.02)	(0.04)	—	—	(0.00)‡	(0.04)
From net realized gain on investments	(0.61)	(0.00)‡	(0.11)	(3.82)	(2.73)	(0.62)
Total distributions	(0.63)	(0.04)	(0.11)	(3.82)	(2.73)	(0.66)
Net asset value at end of period	$14.48	$15.19	$11.87	$10.35	$17.02	$14.40
Total investment return (b)	(0.74)%	28.40%	15.81%	(21.04)%	42.05%	15.14%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.03)%††	0.02%	0.26%	0.05%	(0.31)%	(0.17)%
Net expenses (c)	1.38%††	1.41%	1.41%	1.39%	1.42%	1.34%
Expenses (before waiver/reimbursement) (c)	1.38%††	1.41%	1.46%	1.44%	1.59%	1.36%
Portfolio turnover rate	15%	33%	30%	31%	80%	43%
Net assets at end of period (in 000's)	$3,791	$3,772	$3,195	$1,134	$1,648	$1,416

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Epoch Capital Growth Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$14.30	$11.22	$9.86	$16.49	$14.10	$12.97
Net investment income (loss) (a)	(0.06)	(0.10)	(0.05)	(0.08)	(0.16)	(0.12)
Net realized and unrealized gain (loss)	(0.07)	3.18	1.52	(2.73)	5.28	1.87
Total from investment operations	(0.13)	3.08	1.47	(2.81)	5.12	1.75
Less distributions:
From net investment income	—	—	—	—	—	(0.62)
From net realized gain on investments	(0.61)	(0.00)‡	(0.11)	(3.82)	(2.73)	—
Total distributions	(0.61)	(0.00)‡	(0.11)	(3.82)	(2.73)	(0.62)
Net asset value at end of period	$13.56	$14.30	$11.22	$9.86	$16.49	$14.10
Total investment return (b)	(1.04)%	27.40%	14.97%	(21.60)%	41.17%	14.24%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.80)%††	(0.72)%	(0.43)%	(0.71)%	(1.09)%	(0.92)%
Net expenses (c)	2.13%††	2.15%	2.15%	2.14%	2.17%	2.09%
Expenses (before waiver/reimbursement) (c)	2.13%††	2.15%	2.20%	2.20%	2.34%	2.11%
Portfolio turnover rate	15%	33%	30%	31%	80%	43%
Net assets at end of period (in 000’s)	$1,108	$1,418	$1,091	$794	$1,288	$1,152

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$15.45	$12.04	$10.49	$17.15	$14.47	$13.23
Net investment income (loss) (a)	0.03	0.08	0.09	0.06	0.03	0.04
Net realized and unrealized gain (loss)	(0.08)	3.41	1.62	(2.88)	5.45	1.92
Total from investment operations	(0.05)	3.49	1.71	(2.82)	5.48	1.96
Less distributions:
From net investment income	(0.09)	(0.08)	(0.05)	(0.02)	(0.07)	(0.10)
From net realized gain on investments	(0.61)	(0.00)‡	(0.11)	(3.82)	(2.73)	(0.62)
Total distributions	(0.70)	(0.08)	(0.16)	(3.84)	(2.80)	(0.72)
Net asset value at end of period	$14.70	$15.45	$12.04	$10.49	$17.15	$14.47
Total investment return (b)	(0.51)%	29.09%	16.39%	(20.63)%	42.99%	15.58%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.44%††	0.53%	0.75%	0.54%	0.21%	0.29%
Net expenses (c)	0.90%††	0.90%	0.90%	0.90%	0.90%	0.90%
Expenses (before waiver/reimbursement) (c)	0.96%††	0.98%	1.01%	1.00%	1.10%	0.93%
Portfolio turnover rate	15%	33%	30%	31%	80%	43%
Net assets at end of period (in 000’s)	$95,345	$109,740	$84,371	$41,282	$53,944	$56,502

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Epoch Capital Growth Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Epoch Capital Growth Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 30, 2016
Investor Class	June 30, 2016
Class C	June 30, 2016
Class I	June 30, 2016
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term capital appreciation.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on

15

Notes to Financial Statements (Unaudited) (continued)
an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural

16	NYLI Epoch Capital Growth Fund

disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Trust's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of April 30, 2025, and can change at any time.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current
17

Notes to Financial Statements (Unaudited) (continued)
interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities—at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a

18	NYLI Epoch Capital Growth Fund

borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Fund is exposed to risk until the sale or exercise of each right or warrant is completed.
(K) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Epoch Investment Partners, Inc. (“Epoch” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Epoch, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.15% and Class I, 0.90%. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $662,446 and waived fees and/or reimbursed expenses in the amount of $54,297 and paid the Subadvisor fees in the amount of $304,075.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations.
19

Notes to Financial Statements (Unaudited) (continued)
For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $17,982 and $96, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2025, of $139 and $317, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$31,325	$—
Investor Class	4,929	—
Class C	1,664	—
Class I	51,041	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$129,844,967	$44,420,137	$(4,726,117)	$39,694,020
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$742,149
Long-Term Capital Gains	38,697
Total	$780,846
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.

20	NYLI Epoch Capital Growth Fund

Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $26,970 and $31,535, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	1,167,534	$17,863,517
Shares issued to shareholders in reinvestment of distributions	179,749	2,771,730
Shares redeemed	(590,761)	(8,702,576)
Net increase (decrease) in shares outstanding before conversion	756,522	11,932,671
Shares converted into Class A (See Note 1)	21,057	311,888
Net increase (decrease)	777,579	$12,244,559
Year ended October 31, 2024:
Shares sold	1,198,106	$17,216,436
Shares issued to shareholders in reinvestment of distributions	13,900	183,616
Shares redeemed	(776,668)	(11,347,356)
Net increase (decrease) in shares outstanding before conversion	435,338	6,052,696
Shares converted into Class A (See Note 1)	45,433	673,090
Shares converted from Class A (See Note 1)	(1,748)	(25,910)
Net increase (decrease)	479,023	$6,699,876

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	31,473	$457,991
Shares issued to shareholders in reinvestment of distributions	10,279	157,173
Shares redeemed	(12,246)	(181,457)
Net increase (decrease) in shares outstanding before conversion	29,506	433,707
Shares converted from Investor Class (See Note 1)	(15,963)	(236,167)
Net increase (decrease)	13,543	$197,540
Year ended October 31, 2024:
Shares sold	56,394	$813,335
Shares issued to shareholders in reinvestment of distributions	907	11,877
Shares redeemed	(40,202)	(585,102)
Net increase (decrease) in shares outstanding before conversion	17,099	240,110
Shares converted into Investor Class (See Note 1)	3,637	52,646
Shares converted from Investor Class (See Note 1)	(41,570)	(612,699)
Net increase (decrease)	(20,834)	$(319,943)

21

Notes to Financial Statements (Unaudited) (continued)
Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	6,313	$86,910
Shares issued to shareholders in reinvestment of distributions	2,966	42,559
Shares redeemed	(21,149)	(298,573)
Net increase (decrease) in shares outstanding before conversion	(11,870)	(169,104)
Shares converted from Class C (See Note 1)	(5,637)	(75,721)
Net increase (decrease)	(17,507)	$(244,825)
Year ended October 31, 2024:
Shares sold	37,421	$514,194
Shares issued to shareholders in reinvestment of distributions	24	297
Shares redeemed	(29,003)	(400,650)
Net increase (decrease) in shares outstanding before conversion	8,442	113,841
Shares converted from Class C (See Note 1)	(6,513)	(87,127)
Net increase (decrease)	1,929	$26,714

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	642,161	$9,919,847
Shares issued to shareholders in reinvestment of distributions	327,457	5,072,311
Shares redeemed	(1,587,203)	(23,724,744)
Net increase (decrease)	(617,585)	$(8,732,586)
Year ended October 31, 2024:
Shares sold	3,146,818	$45,134,061
Shares issued to shareholders in reinvestment of distributions	43,720	579,292
Shares redeemed	(3,092,956)	(45,224,968)
Net increase (decrease)	97,582	$488,385
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

22	NYLI Epoch Capital Growth Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
23

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

24

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
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Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
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overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
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respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
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The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
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share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
31

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
32

NYLI Epoch International Choice Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 97.2%
Finland 4.2%
Nordea Bank Abp (Banks)	764,989	$ 10,523,760
France 13.0%
Airbus SE (Aerospace & Defense)	32,102	5,374,612
AXA SA (Insurance) (a)	177,619	8,419,734
BNP Paribas SA (Banks)	94,660	8,000,318
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	7,884	4,350,609
TotalEnergies SE (Oil, Gas & Consumable Fuels)	113,678	6,446,602
		32,591,875
Germany 9.8%
Deutsche Post AG (Air Freight & Logistics)	200,343	8,518,988
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services) (b)	124,491	4,467,094
Siemens AG (Registered) (Industrial Conglomerates)	13,826	3,170,324
Vonovia SE (Real Estate Management & Development)	259,667	8,618,456
		24,774,862
Japan 21.7%
Asahi Group Holdings Ltd. (Beverages)	517,200	7,144,214
Hitachi Ltd. (Industrial Conglomerates)	83,900	2,074,676
Hoya Corp. (Health Care Equipment & Supplies)	21,400	2,516,690
Keyence Corp. (Electronic Equipment, Instruments & Components)	27,600	11,591,618
Lasertec Corp. (Semiconductors & Semiconductor Equipment) (b)	30,800	2,873,317
Mitsubishi UFJ Financial Group, Inc. (Banks)	703,400	8,901,855
Nissan Chemical Corp. (Chemicals)	147,300	4,298,887
Rohto Pharmaceutical Co. Ltd. (Personal Care Products)	252,100	4,209,436
Sony Group Corp. (Household Durables)	250,200	6,458,154
Suzuki Motor Corp. (Automobiles)	370,600	4,438,032
		54,506,879
Netherlands 5.2%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	3,387	2,267,350
NN Group NV (Insurance)	175,162	10,747,169
		13,014,519
	Shares	Value

Republic of Korea 2.8%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	7,265	$ 7,081,257
Sweden 4.8%
Epiroc AB, Class A (Machinery)	270,764	5,804,766
Evolution AB (Hotels, Restaurants & Leisure) (a)(b)	88,343	6,190,952
		11,995,718
Taiwan 2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	35,332	5,889,491
United Kingdom 26.0%
AstraZeneca plc, Sponsored ADR (Pharmaceuticals)	155,222	11,143,388
Beazley plc (Insurance)	483,204	5,705,391
Coca-Cola Europacific Partners plc (Beverages)	65,376	5,932,218
Compass Group plc (Hotels, Restaurants & Leisure)	156,588	5,260,364
Lloyds Banking Group plc (Banks)	10,677,828	10,445,691
RELX plc (Professional Services)	141,045	7,685,101
Severn Trent plc (Water Utilities)	253,619	9,443,885
Unilever plc (Personal Care Products)	152,985	9,709,812
		65,325,850
United States 7.4%
BP plc (Oil, Gas & Consumable Fuels)	261,777	1,197,252
CSL Ltd. (Biotechnology)	35,703	5,754,437
Linde plc (Chemicals)	17,188	7,790,117
Schneider Electric SE (Electrical Equipment)	16,734	3,921,095
		18,662,901
Total Common Stocks (Cost $227,518,311)		244,367,112
Short-Term Investments 2.4%
Affiliated Investment Company 1.4%
United States 1.4%
NYLI U.S. Government Liquidity Fund, 4.167% (c)	3,643,800	3,643,800

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Shares	Value
Short-Term Investments (continued)
Unaffiliated Investment Company 1.0%
United States 1.0%
Invesco Government & Agency Portfolio, 4.367% (c)(d)	2,502,397	$ 2,502,397
Total Short-Term Investments (Cost $6,146,197)		6,146,197
Total Investments (Cost $233,664,508)	99.6%	250,513,309
Other Assets, Less Liabilities	0.4	888,848
Net Assets	100.0%	$ 251,402,157

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of April 30, 2025, the aggregate market value of securities on loan was $8,550,807; the total market value of collateral held by the Fund was $11,135,807. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $8,633,410. The Fund received cash collateral with a value of $2,502,397. (See Note 2(I))
(c)	Current yield as of April 30, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,241	$ 56,727	$ (55,324)	$ —	$ —	$ 3,644	$ 95	$ —	3,644
Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Epoch International Choice Fund

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Finland	$ —	$ 10,523,760	$ —	$ 10,523,760
France	—	32,591,875	—	32,591,875
Germany	—	24,774,862	—	24,774,862
Japan	—	54,506,879	—	54,506,879
Netherlands	—	13,014,519	—	13,014,519
Republic of Korea	—	7,081,257	—	7,081,257
Sweden	—	11,995,718	—	11,995,718
United Kingdom	17,075,606	48,250,244	—	65,325,850
United States	7,790,117	10,872,784	—	18,662,901
All Other Countries	5,889,491	—	—	5,889,491
Total Common Stocks	30,755,214	213,611,898	—	244,367,112
Short-Term Investments
Affiliated Investment Company	3,643,800	—	—	3,643,800
Unaffiliated Investment Company	2,502,397	—	—	2,502,397
Total Short-Term Investments	6,146,197	—	—	6,146,197
Total Investments in Securities	$ 36,901,411	$ 213,611,898	$ —	$ 250,513,309

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent
Aerospace & Defense	$5,374,612	2.1%
Air Freight & Logistics	8,518,988	3.4
Automobiles	4,438,032	1.8
Banks	37,871,624	15.1
Beverages	13,076,432	5.2
Biotechnology	5,754,437	2.3
Chemicals	12,089,004	4.8
Diversified Telecommunication Services	4,467,094	1.8
Electrical Equipment	3,921,095	1.6
Electronic Equipment, Instruments & Components	11,591,618	4.6
Health Care Equipment & Supplies	2,516,690	1.0
Hotels, Restaurants & Leisure	11,451,316	4.5
Household Durables	6,458,154	2.6
Industrial Conglomerates	5,245,000	2.1
Insurance	24,872,294	9.9
Machinery	5,804,766	2.3
Oil, Gas & Consumable Fuels	7,643,854	3.0
Personal Care Products	13,919,248	5.5
Pharmaceuticals	11,143,388	4.4
Professional Services	7,685,101	3.1
Real Estate Management & Development	8,618,456	3.4
Semiconductors & Semiconductor Equipment	11,030,158	4.4
Technology Hardware, Storage & Peripherals	7,081,257	2.8
Textiles, Apparel & Luxury Goods	4,350,609	1.7
Water Utilities	9,443,885	3.8
	244,367,112	97.2
Short-Term Investments	6,146,197	2.4
Other Assets, Less Liabilities	888,848	0.4
Net Assets	$251,402,157	100.0%

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Epoch International Choice Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $230,020,708) including securities on loan of $8,550,807	$246,869,509
Investment in affiliated investment companies, at value (identified cost $3,643,800)	3,643,800
Cash	2,484
Cash denominated in foreign currencies (identified cost $17)	17
Receivables:
Dividends	3,609,430
Investment securities sold	1,241,663
Fund shares sold	5,087
Securities lending	721
Other assets	57,544
Total assets	255,430,255
Liabilities
Cash collateral received for securities on loan	2,502,397
Payables:
Investment securities purchased	1,256,647
Manager (See Note 3)	159,245
Professional fees	33,874
Fund shares redeemed	33,770
Transfer agent (See Note 3)	17,335
Custodian	14,766
NYLIFE Distributors (See Note 3)	6,622
Dividend payable	2,484
Shareholder communication	676
Accrued expenses	282
Total liabilities	4,028,098
Net assets	$251,402,157
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$5,977
Additional paid-in-capital	277,731,704
277,737,681
Total distributable earnings (loss)	(26,335,524)
Net assets	$251,402,157
Class A
Net assets applicable to outstanding shares	$29,339,723
Shares of beneficial interest outstanding	696,833
Net asset value per share outstanding	$42.10
Maximum sales charge (5.50% of offering price)	2.45
Maximum offering price per share outstanding	$44.55
Investor Class
Net assets applicable to outstanding shares	$3,559,280
Shares of beneficial interest outstanding	84,576
Net asset value per share outstanding	$42.08
Maximum sales charge (5.00% of offering price)	2.21
Maximum offering price per share outstanding	$44.29
Class C
Net assets applicable to outstanding shares	$76,295
Shares of beneficial interest outstanding	1,829
Net asset value and offering price per share outstanding(a)	$41.72
Class I
Net assets applicable to outstanding shares	$218,354,475
Shares of beneficial interest outstanding	5,191,747
Net asset value and offering price per share outstanding	$42.06
SIMPLE Class
Net assets applicable to outstanding shares	$72,384
Shares of beneficial interest outstanding	1,722
Net asset value and offering price per share outstanding	$42.03

(a)	The difference between the calculated and stated NAV was caused by rounding.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $250,830)	$2,944,580
Dividends-affiliated	94,908
Securities lending, net	37,213
Total income	3,076,701
Expenses
Manager (See Note 3)	984,614
Professional fees	60,745
Transfer agent (See Note 3)	50,433
Distribution/Service—Class A (See Note 3)	34,030
Distribution/Service—Investor Class (See Note 3)	4,353
Distribution/Service—Class C (See Note 3)	392
Distribution/Service—SIMPLE Class (See Note 3)	146
Registration	36,350
Custodian	22,602
Shareholder communication	5,013
Trustees	2,601
Miscellaneous	7,245
Total expenses before waiver/reimbursement	1,208,524
Expense waiver/reimbursement from Manager (See Note 3)	(3,960)
Net expenses	1,204,564
Net investment income (loss)	1,872,137
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	5,404,325
Foreign currency transactions	(67,803)
Net realized gain (loss)	5,336,522
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	6,914,040
Translation of other assets and liabilities in foreign currencies	144,209
Net change in unrealized appreciation (depreciation)	7,058,249
Net realized and unrealized gain (loss)	12,394,771
Net increase (decrease) in net assets resulting from operations	$14,266,908
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Epoch International Choice Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,872,137	$3,568,106
Net realized gain (loss)	5,336,522	16,739,152
Net change in unrealized appreciation (depreciation)	7,058,249	12,759,963
Net increase (decrease) in net assets resulting from operations	14,266,908	33,067,221
Distributions to shareholders:
Class A	(357,155)	(411,771)
Investor Class	(33,656)	(49,979)
Class C	—	(47)
Class I	(3,395,121)	(2,984,898)
Class R1(a)	—	(2,387)
Class R2(a)	—	(76,146)
Class R3(a)	—	(27,571)
SIMPLE Class	(487)	(500)
Total distributions to shareholders	(3,786,419)	(3,553,299)
Capital share transactions:
Net proceeds from sales of shares	28,310,944	52,745,507
Net asset value of shares issued to shareholders in reinvestment of distributions	3,769,460	3,527,905
Cost of shares redeemed	(30,105,818)	(42,808,833)
Increase (decrease) in net assets derived from capital share transactions	1,974,586	13,464,579
Net increase (decrease) in net assets	12,455,075	42,978,501
Net Assets
Beginning of period	238,947,082	195,968,581
End of period	$251,402,157	$238,947,082

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$40.52	$35.17	$31.28	$41.50	$33.68	$35.57
Net investment income (loss) (a)	0.27	0.56	0.54	0.35	0.34	0.17
Net realized and unrealized gain (loss)	1.83	5.35	3.68	(9.61)	7.66	(1.14)
Total from investment operations	2.10	5.91	4.22	(9.26)	8.00	(0.97)
Less distributions:
From net investment income	(0.52)	(0.56)	(0.33)	(0.96)	(0.18)	(0.92)
Net asset value at end of period	$42.10	$40.52	$35.17	$31.28	$41.50	$33.68
Total investment return (b)	5.28%	16.90%	13.52%	(22.84)%(c)	23.80%	(2.87)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.38%††	1.38%	1.44%	0.97%	0.83%	0.48%
Net expenses (d)	1.19%††	1.23%	1.22%	1.23%	1.21%	1.20%(e)
Portfolio turnover rate	30%	60%	34%	49%	43%	52%
Net assets at end of period (in 000’s)	$29,340	$28,137	$26,164	$19,445	$26,613	$20,108

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In 2022, the Fund’s total investment return includes impact of payments from affiliates due to a trade communications error. Excluding these items, total return would have been (22.89)%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Net of interest expense of less than 0.01%.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$40.41	$35.08	$31.20	$41.39	$33.60	$35.49
Net investment income (loss) (a)	0.20	0.43	0.42	0.24	0.20	0.08
Net realized and unrealized gain (loss)	1.84	5.35	3.69	(9.60)	7.68	(1.13)
Total from investment operations	2.04	5.78	4.11	(9.36)	7.88	(1.05)
Less distributions:
From net investment income	(0.37)	(0.45)	(0.23)	(0.83)	(0.09)	(0.84)
Net asset value at end of period	$42.08	$40.41	$35.08	$31.20	$41.39	$33.60
Total investment return (b)	5.10%	16.58%	13.19%	(23.07)%(c)	23.48%	(3.10)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.00%††	1.06%	1.13%	0.67%	0.50%	0.23%
Net expenses (d)	1.51%††	1.54%	1.51%	1.52%	1.50%	1.46%(e)
Expenses (before waiver/reimbursement) (d)	1.73%††	1.71%	1.68%	1.63%	1.59%	1.46%(e)
Portfolio turnover rate	30%	60%	34%	49%	43%	52%
Net assets at end of period (in 000's)	$3,559	$3,671	$3,892	$3,795	$5,341	$5,308

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In 2022, the Fund’s total investment return includes impact of payments from affiliates due to a trade communications error. Excluding these items, total return would have been (23.12)%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Epoch International Choice Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$39.83	$34.44	$30.66	$40.33	$32.90	$34.73
Net investment income (loss) (a)	0.05	0.16	0.14	(0.01)	(0.28)	(0.17)
Net realized and unrealized gain (loss)	1.84	5.24	3.64	(9.49)	7.71	(1.13)
Total from investment operations	1.89	5.40	3.78	(9.50)	7.43	(1.30)
Less distributions:
From net investment income	—	(0.01)	—	(0.17)	—	(0.53)
Net asset value at end of period	$41.72	$39.83	$34.44	$30.66	$40.33	$32.90
Total investment return (b)	4.72%	15.71%	12.33%	(23.66)%(c)	22.55%	(3.81)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.25%††	0.40%	0.38%	(0.02)%	(0.71)%	(0.51)%
Net expenses (d)	2.26%††	2.29%	2.26%	2.27%	2.25%	2.21%(e)
Expenses (before waiver/reimbursement) (d)	2.48%††	2.46%	2.43%	2.38%	2.28%	2.21%(e)
Portfolio turnover rate	30%	60%	34%	49%	43%	52%
Net assets at end of period (in 000’s)	$76	$85	$207	$339	$1,081	$4,740

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In 2022, the Fund’s total investment return includes impact of payments from affiliates due to a trade communications error. Excluding these items, total return would have been (23.71)%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Net of interest expense of less than 0.01%.

	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$40.55	$35.19	$31.30	$41.52	$33.69	$35.58
Net investment income (loss) (a)	0.30	0.68	0.62	0.45	0.40	0.26
Net realized and unrealized gain (loss)	1.85	5.35	3.71	(9.61)	7.70	(1.14)
Total from investment operations	2.15	6.03	4.33	(9.16)	8.10	(0.88)
Less distributions:
From net investment income	(0.64)	(0.67)	(0.44)	(1.06)	(0.27)	(1.01)
Net asset value at end of period	$42.06	$40.55	$35.19	$31.30	$41.52	$33.69
Total investment return (b)	5.42%	17.24%	13.84%	(22.63)%(c)	24.11%	(2.61)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.55%††	1.69%	1.67%	1.27%	0.99%	0.76%
Net expenses (d)	0.94%††	0.95%	0.95%	0.95%	0.95%	0.95%(e)
Expenses (before waiver/reimbursement) (d)	0.94%††	0.98%	0.97%	0.98%	0.96%	0.96%(e)
Portfolio turnover rate	30%	60%	34%	49%	43%	52%
Net assets at end of period (in 000’s)	$218,354	$207,003	$157,911	$173,142	$241,084	$252,974

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In 2022, the Fund’s total investment return includes impact of payments from affiliates due to a trade communications error. Excluding these items, total return would have been (22.68)%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$40.41	$35.07	$31.16	$41.39	$33.59	$35.90**
Net investment income (loss) (a)	0.24	0.44	0.38	0.14	0.11	(0.02)
Net realized and unrealized gain (loss)	1.80	5.37	3.70	(9.60)	7.69	(2.29)
Total from investment operations	2.04	5.81	4.08	(9.46)	7.80	(2.31)
Less distributions:
From net investment income	(0.42)	(0.47)	(0.17)	(0.77)	—	—
Net asset value at end of period	$42.03	$40.41	$35.07	$31.16	$41.39	$33.59
Total investment return (b)	5.11%	16.64%	13.10%	(23.26)%(c)	23.19%	(6.43)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.23%††	1.10%	1.03%	0.40%	0.27%	(0.29)%††
Net expenses (d)	1.50%††	1.48%	1.58%	1.77%	1.74%	1.69%††(e)
Expenses (before waiver/reimbursement) (d)	1.50%††	1.48%	1.58%	1.88%	1.86%	1.69%††(e)
Portfolio turnover rate	30%	60%	34%	49%	43%	52%
Net assets at end of period (in 000’s)	$72	$52	$37	$28	$34	$23

*	Unaudited.
^	Inception date.
**	Based on the net asset value of Investor Class as of August 31, 2020.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In 2022, the Fund’s total investment return includes impact of payments from affiliates due to a trade communications error. Excluding these items, total return would have been (23.31)%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Net of interest expense of less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Epoch International Choice Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Epoch International Choice Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	September 1, 2006
Investor Class	April 29, 2008
Class C	September 1, 2006
Class I	December 31, 1997
SIMPLE Class	August 31, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and SIMPLE Class shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation

13

Notes to Financial Statements (Unaudited) (continued)
Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal

14	NYLI Epoch International Choice Fund

conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of
15

Notes to Financial Statements (Unaudited) (continued)
Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities—at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.

16	NYLI Epoch International Choice Fund

(J) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Epoch Investment Partners, Inc. (“Epoch” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York
Life Investments and Epoch, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.80% up to $5 billion; 0.775% from $5 billion to $7.5 billion; and 0.75% in excess of $7.5 billion. During the six-month period ended April 30, 2025, the effective management fee rate was 0.80% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.95% of its average daily net assets. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $984,614 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $3,960 and paid the Subadvisor fees in the amount of $492,307.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the
17

Notes to Financial Statements (Unaudited) (continued)
Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the SIMPLE Class Plan, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $741 and $130, respectively.
During the six-month period ended April 30, 2025, the Fund was also advised that the Distributor did not retain any CDSCs on redemptions of any shares within the Fund.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$4,500	$—
Investor Class	9,961	(3,873)
Class C	224	(87)
Class I	35,723	—
SIMPLE Class	25	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
SIMPLE Class	$30,661	42.4%
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$233,683,790	$29,012,992	$(12,183,473)	$16,829,519
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $50,517,807, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$50,518	$—
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$3,553,299

18	NYLI Epoch International Choice Fund

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $70,931 and $72,166, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	64,995	$2,618,509
Shares issued to shareholders in reinvestment of distributions	9,003	353,814
Shares redeemed	(75,342)	(2,972,795)
Net increase (decrease) in shares outstanding before conversion	(1,344)	(472)
Shares converted into Class A (See Note 1)	3,767	154,540
Net increase (decrease)	2,423	$154,068
Year ended October 31, 2024:
Shares sold	28,408	$1,172,642
Shares issued to shareholders in reinvestment of distributions	10,587	406,964
Shares redeemed	(100,789)	(4,060,388)
Net increase (decrease) in shares outstanding before conversion	(61,794)	(2,480,782)
Shares converted into Class A (See Note 1)	12,185	495,660
Net increase (decrease)	(49,609)	$(1,985,122)

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	687	$27,595
Shares issued to shareholders in reinvestment of distributions	855	33,608
Shares redeemed	(4,887)	(195,238)
Net increase (decrease) in shares outstanding before conversion	(3,345)	(134,035)
Shares converted into Investor Class (See Note 1)	12	483
Shares converted from Investor Class (See Note 1)	(2,919)	(119,522)
Net increase (decrease)	(6,252)	$(253,074)
Year ended October 31, 2024:
Shares sold	1,226	$49,039
Shares issued to shareholders in reinvestment of distributions	1,298	49,921
Shares redeemed	(10,945)	(440,476)
Net increase (decrease) in shares outstanding before conversion	(8,421)	(341,516)
Shares converted into Investor Class (See Note 1)	159	6,382
Shares converted from Investor Class (See Note 1)	(11,861)	(482,037)
Net increase (decrease)	(20,123)	$(817,171)

19

Notes to Financial Statements (Unaudited) (continued)
Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	55	$2,029
Shares redeemed	(203)	(8,320)
Net increase (decrease) in shares outstanding before conversion	(148)	(6,291)
Shares converted from Class C (See Note 1)	(147)	(5,868)
Net increase (decrease)	(295)	$(12,159)
Year ended October 31, 2024:
Shares sold	38	$1,496
Shares issued to shareholders in reinvestment of distributions	1	46
Shares redeemed	(3,418)	(135,812)
Net increase (decrease) in shares outstanding before conversion	(3,379)	(134,270)
Shares converted from Class C (See Note 1)	(502)	(20,005)
Net increase (decrease)	(3,881)	$(154,275)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	657,545	$25,641,200
Shares issued to shareholders in reinvestment of distributions	86,220	3,381,551
Shares redeemed	(656,622)	(26,924,615)
Net increase (decrease) in shares outstanding before conversion	87,143	2,098,136
Shares converted from Class I (See Note 1)	(716)	(29,633)
Net increase (decrease)	86,427	$2,068,503
Year ended October 31, 2024:
Shares sold	1,252,225	$51,180,919
Shares issued to shareholders in reinvestment of distributions	77,328	2,967,058
Shares redeemed	(712,063)	(28,934,874)
Net increase (decrease)	617,490	$25,213,103

Class R1(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	17	$648
Shares issued to shareholders in reinvestment of distributions	62	2,388
Shares redeemed	(3,795)	(151,067)
Net increase (decrease)	(3,716)	$(148,031)

Class R2(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	6,058	$236,996
Shares issued to shareholders in reinvestment of distributions	1,924	74,011
Shares redeemed	(156,036)	(6,213,796)
Net increase (decrease)	(148,054)	$(5,902,789)

Class R3(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	2,442	$95,035
Shares issued to shareholders in reinvestment of distributions	705	27,017
Shares redeemed	(72,453)	(2,872,400)
Net increase (decrease)	(69,306)	$(2,750,348)

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	555	$21,611
Shares issued to shareholders in reinvestment of distributions	12	487
Shares redeemed	(122)	(4,850)
Net increase (decrease)	445	$17,248
Year ended October 31, 2024:
Shares sold	215	$8,732
Shares issued to shareholders in reinvestment of distributions	13	500
Shares redeemed	(1)	(20)
Net increase (decrease)	227	$9,212

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.

20	NYLI Epoch International Choice Fund

Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
21

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
22

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

23

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
24

Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
25

representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
26

overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
27

respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
28

The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
29

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
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Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI Balanced Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 32.5%
Asset-Backed Securities 0.4%
Other Asset-Backed Securities 0.4%
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
5.918% (3 Month SOFR + 1.662%), due 10/15/30 (a)(b)	$ 1,100,000	$ 1,102,446
Invesco US CLO Ltd.
Series 2024-3A, Class A
5.779% (3 Month SOFR + 1.51%), due 7/20/37 (a)(b)	444,444	444,436
Store Master Funding I-VII XIV XIX XX
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	302,832	279,876
		1,826,758
Total Asset-Backed Securities (Cost $1,843,887)		1,826,758
Corporate Bonds 13.2%
Aerospace & Defense 0.3%
BAE Systems plc
5.125%, due 3/26/29 (a)	850,000	867,868
Boeing Co. (The)
6.528%, due 5/1/34	190,000	204,087
		1,071,955
Auto Manufacturers 0.3%
Daimler Truck Finance North America LLC
5.25%, due 1/13/30 (a)	325,000	329,684
Ford Motor Credit Co. LLC
5.875%, due 11/7/29	305,000	300,164
General Motors Financial Co., Inc.
6.05%, due 10/10/25	595,000	597,595
		1,227,443
Banks 4.5%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (a)(b)	400,000	408,855
Bank of America Corp. (c)
1.734%, due 7/22/27	1,040,000	1,005,469
2.087%, due 6/14/29	865,000	805,545
5.202%, due 4/25/29	660,000	674,164
5.511%, due 1/24/36	180,000	182,449
5.518%, due 10/25/35	175,000	171,646
	Principal Amount	Value

Banks (continued)
Bank of New York Mellon Corp. (The)
6.474%, due 10/25/34 (c)	$ 175,000	$ 191,326
Barclays plc
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	405,000	429,712
BNP Paribas SA
5.786%, due 1/13/33 (a)(c)	460,000	471,120
Citigroup, Inc.
5.592% (5 Year Treasury Constant Maturity Rate + 1.28%), due 11/19/34 (b)	195,000	196,177
5.61%, due 9/29/26 (c)	1,050,000	1,053,598
6.174%, due 5/25/34 (c)	410,000	419,662
Citizens Financial Group, Inc.
6.645%, due 4/25/35 (c)	265,000	280,214
Credit Agricole SA
5.862%, due 1/9/36 (a)(c)	360,000	366,301
Deutsche Bank AG
5.403%, due 9/11/35 (c)	335,000	327,118
Goldman Sachs Group, Inc. (The) (c)
5.016%, due 10/23/35	190,000	184,103
5.218%, due 4/23/31	700,000	712,914
6.484%, due 10/24/29	345,000	366,011
HSBC Holdings plc (c)
6.547%, due 6/20/34	330,000	344,822
7.39%, due 11/3/28	470,000	499,630
Huntington Bancshares, Inc.
5.272%, due 1/15/31 (c)	550,000	554,132
JPMorgan Chase & Co. (c)
5.04%, due 1/23/28	625,000	631,041
5.103%, due 4/22/31	955,000	972,299
5.571%, due 4/22/28	295,000	301,685
5.572%, due 4/22/36	500,000	511,413
KeyCorp
5.121%, due 4/4/31 (c)	540,000	539,187
Morgan Stanley
4.679%, due 7/17/26 (c)	1,314,000	1,313,661
4.754%, due 4/21/26	425,000	426,498
4.952%, due 1/14/28 (c)	250,000	252,020
5.173%, due 1/16/30 (c)	160,000	162,955
5.32%, due 7/19/35 (c)	185,000	184,165
5.656%, due 4/18/30 (c)	310,000	320,641
PNC Financial Services Group, Inc. (The) (c)
6.615%, due 10/20/27	545,000	561,312
6.875%, due 10/20/34	20,000	21,986

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (b)	$ 335,000	$ 331,926
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	250,000	244,601
Truist Financial Corp.
5.122%, due 1/26/34 (c)	160,000	156,619
U.S. Bancorp (c)
4.653%, due 2/1/29	150,000	150,499
6.787%, due 10/26/27	385,000	397,933
UBS Group AG (a)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (b)	340,000	348,227
6.442%, due 8/11/28 (c)	550,000	571,039
Wells Fargo & Co. (c)
4.97%, due 4/23/29	595,000	602,500
5.15%, due 4/23/31	515,000	522,988
5.605%, due 4/23/36	190,000	192,932
		19,363,095
Beverages 0.1%
Constellation Brands, Inc.
4.90%, due 5/1/33	345,000	336,651
Keurig Dr Pepper, Inc.
4.60%, due 5/15/30	155,000	154,992
		491,643
Biotechnology 0.1%
Amgen, Inc.
5.15%, due 3/2/28	300,000	306,645
5.25%, due 3/2/30	310,000	318,819
		625,464
Commercial Services 0.1%
Global Payments, Inc.
2.15%, due 1/15/27	400,000	383,322
Computers 0.1%
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29	270,000	267,485
	Principal Amount	Value

Diversified Financial Services 0.8%
AerCap Ireland Capital DAC
4.625%, due 9/10/29	$ 530,000	$ 526,014
Ally Financial, Inc.
6.992%, due 6/13/29 (c)	430,000	446,668
American Express Co.
6.489%, due 10/30/31 (c)	390,000	423,100
Ares Management Corp.
6.375%, due 11/10/28	425,000	449,340
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	605,000	623,902
Capital One Financial Corp.
6.183%, due 1/30/36 (c)	335,000	330,828
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (c)	470,000	498,895
Intercontinental Exchange, Inc.
3.625%, due 9/1/28	125,000	122,525
		3,421,272
Electric 1.6%
AEP Texas, Inc.
4.70%, due 5/15/32	40,000	38,819
American Electric Power Co., Inc.
5.625%, due 3/1/33	220,000	225,434
Appalachian Power Co.
Series BB
4.50%, due 8/1/32	45,000	43,153
Arizona Public Service Co.
5.55%, due 8/1/33	415,000	419,633
Duke Energy Carolinas LLC
4.95%, due 1/15/33	195,000	196,128
Duke Energy Corp.
2.45%, due 6/1/30	240,000	215,577
4.50%, due 8/15/32	140,000	135,397
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	70,000	71,114
Entergy Arkansas LLC
5.15%, due 1/15/33	220,000	222,902
Entergy Louisiana LLC
5.15%, due 9/15/34	375,000	376,089
Florida Power & Light Co.
5.05%, due 4/1/28	640,000	656,689
Georgia Power Co.
4.65%, due 5/16/28	755,000	763,834
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	330,000	337,562
Pacific Gas and Electric Co.
5.45%, due 6/15/27	400,000	405,132

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Balanced Fund

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Pacific Gas and Electric Co. (continued)
6.10%, due 1/15/29	$ 240,000	$ 248,025
6.15%, due 1/15/33	850,000	866,827
6.40%, due 6/15/33	110,000	113,737
PECO Energy Co.
4.90%, due 6/15/33	310,000	311,279
Southern California Edison Co.
5.30%, due 3/1/28	380,000	385,246
Southern Co. (The)
5.15%, due 10/6/25	220,000	220,467
5.70%, due 10/15/32	100,000	103,917
Virginia Electric and Power Co.
5.05%, due 8/15/34	375,000	371,082
Xcel Energy, Inc.
5.50%, due 3/15/34	290,000	290,608
		7,018,651
Electronics 0.2%
Amphenol Corp.
5.00%, due 1/15/35	370,000	370,924
Honeywell International, Inc.
5.00%, due 3/1/35	375,000	373,464
		744,388
Entertainment 0.1%
Warnermedia Holdings, Inc.
4.054%, due 3/15/29	224,000	209,235
Environmental Control 0.1%
Waste Connections, Inc.
2.60%, due 2/1/30	445,000	408,976
Food 0.0% ‡
Kraft Heinz Foods Co.
3.75%, due 4/1/30	130,000	124,991
Gas 0.2%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	550,000	476,223
Southwest Gas Corp.
5.45%, due 3/23/28	220,000	225,068
		701,291
Healthcare-Products 0.1%
Solventum Corp.
5.45%, due 2/25/27	605,000	613,908
	Principal Amount	Value

Healthcare-Services 0.1%
HCA, Inc.
3.625%, due 3/15/32	$ 360,000	$ 326,537
Home Furnishings 0.1%
Leggett & Platt, Inc.
4.40%, due 3/15/29	643,000	614,899
Insurance 0.6%
Corebridge Global Funding (a)
5.20%, due 1/12/29	545,000	555,992
5.20%, due 6/24/29	325,000	330,578
GA Global Funding Trust
5.40%, due 1/13/30 (a)	645,000	660,127
Lincoln Financial Global Funding
5.30%, due 1/13/30 (a)	430,000	440,128
RGA Global Funding
6.00%, due 11/21/28 (a)	705,000	740,669
		2,727,494
Internet 0.1%
Amazon.com, Inc.
2.10%, due 5/12/31	430,000	380,419
Investment Companies 0.1%
Blackstone Private Credit Fund
7.05%, due 9/29/25	420,000	422,825
Media 0.3%
Charter Communications Operating LLC
2.80%, due 4/1/31	765,000	664,393
6.384%, due 10/23/35	370,000	374,530
Paramount Global
4.20%, due 5/19/32	340,000	304,207
		1,343,130
Mining 0.0% ‡
Newmont Corp.
5.35%, due 3/15/34	195,000	198,246
Oil & Gas 0.2%
Occidental Petroleum Corp.
5.20%, due 8/1/29	535,000	527,091
Patterson-UTI Energy, Inc.
7.15%, due 10/1/33	405,000	398,476
		925,567
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Pharmaceuticals 0.2%
AbbVie, Inc.
2.95%, due 11/21/26	$ 240,000	$ 235,921
5.05%, due 3/15/34	385,000	388,241
Merck & Co., Inc.
2.15%, due 12/10/31	230,000	200,366
Pfizer Investment Enterprises Pte. Ltd.
4.75%, due 5/19/33	210,000	207,375
		1,031,903
Pipelines 0.6%
Columbia Pipelines Operating Co. LLC
5.927%, due 8/15/30 (a)	270,000	282,363
Energy Transfer LP
3.75%, due 5/15/30	185,000	174,801
5.75%, due 2/15/33	205,000	207,878
Enterprise Products Operating LLC
4.85%, due 1/31/34	415,000	407,678
MPLX LP
5.50%, due 6/1/34	385,000	378,659
Targa Resources Corp.
5.50%, due 2/15/35	260,000	253,949
Targa Resources Partners LP
5.50%, due 3/1/30	755,000	755,095
		2,460,423
Real Estate Investment Trusts 0.3%
American Tower Corp.
2.10%, due 6/15/30	660,000	581,418
CubeSmart LP
2.25%, due 12/15/28	340,000	312,400
Simon Property Group LP
1.75%, due 2/1/28	425,000	397,559
		1,291,377
Retail 0.3%
Home Depot, Inc. (The)
1.875%, due 9/15/31	385,000	329,286
4.95%, due 6/25/34	180,000	180,998
Lowe's Cos., Inc.
4.80%, due 4/1/26	310,000	310,626
5.00%, due 4/15/33	205,000	204,320
5.15%, due 7/1/33	105,000	105,469
		1,130,699
Semiconductors 0.3%
Broadcom, Inc.
2.60%, due 2/15/33 (a)	120,000	101,191
5.05%, due 4/15/30	460,000	468,320
	Principal Amount	Value

Semiconductors (continued)
Intel Corp.
5.125%, due 2/10/30	$ 290,000	$ 292,759
5.15%, due 2/21/34	200,000	194,755
QUALCOMM, Inc.
2.15%, due 5/20/30	490,000	442,617
		1,499,642
Software 0.4%
Fiserv, Inc.
5.375%, due 8/21/28	825,000	846,590
Oracle Corp.
2.95%, due 4/1/30	500,000	462,196
4.30%, due 7/8/34	300,000	278,367
5.50%, due 8/3/35	175,000	175,721
		1,762,874
Telecommunications 0.6%
AT&T, Inc.
2.25%, due 2/1/32	415,000	352,556
4.35%, due 3/1/29	955,000	953,474
T-Mobile USA, Inc.
2.625%, due 4/15/26	675,000	662,482
2.625%, due 2/15/29	135,000	125,524
Verizon Communications, Inc.
2.10%, due 3/22/28	340,000	320,905
		2,414,941
Transportation 0.3%
JB Hunt Transport Services, Inc.
4.90%, due 3/15/30	425,000	429,255
Norfolk Southern Corp.
3.00%, due 3/15/32	250,000	223,838
Union Pacific Corp.
2.80%, due 2/14/32	245,000	219,089
United Parcel Service, Inc.
4.45%, due 4/1/30	220,000	221,533
5.15%, due 5/22/34	375,000	380,201
		1,473,916
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP
5.75%, due 5/24/26 (a)	230,000	232,469
Total Corporate Bonds (Cost $56,260,038)		56,910,480

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Balanced Fund

	Principal Amount	Value
Mortgage-Backed Securities 0.3%
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.2%
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	$ 1,000,000	$ 901,711
Whole Loan (Collateralized Mortgage Obligation) 0.1%
BRAVO Residential Funding Trust
Series 2023-NQM8, Class A1
6.394%, due 10/25/63 (a)(d)	370,831	373,673
Total Mortgage-Backed Securities (Cost $1,397,582)		1,275,384
U.S. Government & Federal Agencies 18.6%
United States Treasury Notes 18.6%
U.S. Treasury Notes
3.875%, due 3/31/27	31,950,000	32,098,518
3.875%, due 3/15/28	16,140,000	16,272,398
4.00%, due 3/31/30	9,700,000	9,820,492
4.125%, due 3/31/32	15,475,000	15,658,766
4.625%, due 2/15/35	5,800,000	6,017,500
		79,867,674
Total U.S. Government & Federal Agencies (Cost $79,199,616)		79,867,674
Total Long-Term Bonds (Cost $138,701,123)		139,880,296

	Shares

Common Stocks 57.7%
Aerospace & Defense 1.5%
BAE Systems plc (United Kingdom)	103,493	2,378,766
L3Harris Technologies, Inc.	19,339	4,254,967
		6,633,733
Automobile Components 0.7%
Gentex Corp.	143,552	3,126,563
Banks 4.6%
JPMorgan Chase & Co.	40,638	9,940,868
M&T Bank Corp.	20,254	3,438,319
PNC Financial Services Group, Inc. (The)	19,712	3,167,521
Regions Financial Corp.	162,891	3,324,605
		19,871,313
	Shares	Value

Beverages 0.7%
Keurig Dr Pepper, Inc.	93,211	$ 3,224,168
Biotechnology 1.2%
Gilead Sciences, Inc.	49,081	5,229,090
Building Products 1.5%
Fortune Brands Innovations, Inc.	37,143	1,999,036
Johnson Controls International plc	55,627	4,667,106
		6,666,142
Capital Markets 4.8%
Ares Management Corp.	17,109	2,609,636
KKR & Co., Inc.	34,498	3,942,086
LPL Financial Holdings, Inc.	10,253	3,278,807
Morgan Stanley	35,964	4,150,965
Nasdaq, Inc.	38,962	2,969,294
Raymond James Financial, Inc.	26,727	3,662,668
		20,613,456
Chemicals 0.7%
Axalta Coating Systems Ltd. (e)	90,543	2,942,648
Communications Equipment 2.1%
Cisco Systems, Inc.	103,446	5,971,937
F5, Inc. (e)	11,939	3,160,731
		9,132,668
Consumer Staples Distribution & Retail 0.9%
U.S. Foods Holding Corp. (e)	58,865	3,865,076
Diversified Consumer Services 0.9%
H&R Block, Inc.	62,674	3,783,629
Electric Utilities 1.0%
American Electric Power Co., Inc.	37,725	4,087,126
Electrical Equipment 1.0%
Emerson Electric Co.	40,633	4,270,935
Electronic Equipment, Instruments & Components 0.6%
Corning, Inc.	58,259	2,585,534
Food Products 0.8%
Archer-Daniels-Midland Co.	68,334	3,262,949
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Gas Utilities 1.0%
Atmos Energy Corp.	26,607	$ 4,273,882
Ground Transportation 0.5%
Knight-Swift Transportation Holdings, Inc.	50,453	1,976,244
Health Care Equipment & Supplies 1.0%
Boston Scientific Corp. (e)	42,501	4,372,078
Health Care Providers & Services 3.7%
Centene Corp. (e)	72,198	4,321,050
Elevance Health, Inc.	11,082	4,660,868
UnitedHealth Group, Inc.	16,624	6,839,778
		15,821,696
Hotels, Restaurants & Leisure 0.5%
Starbucks Corp.	27,215	2,178,561
Household Durables 0.4%
Lennar Corp., Class A	17,217	1,869,938
Industrial Conglomerates 0.8%
3M Co.	23,894	3,319,116
Insurance 3.9%
American International Group, Inc.	63,560	5,181,411
Everest Group Ltd.	8,312	2,982,595
Marsh & McLennan Cos., Inc.	19,798	4,463,855
MetLife, Inc.	57,584	4,340,106
		16,967,967
Interactive Media & Services 0.7%
Alphabet, Inc., Class C	18,375	2,956,354
IT Services 1.0%
Amdocs Ltd.	50,510	4,474,176
Machinery 1.6%
Middleby Corp. (The) (e)	23,102	3,080,652
PACCAR, Inc.	43,008	3,879,751
		6,960,403
Multi-Utilities 1.9%
Sempra	58,538	4,347,617
	Shares	Value

Multi-Utilities (continued)
WEC Energy Group, Inc.	35,367	$ 3,873,394
		8,221,011
Oil, Gas & Consumable Fuels 5.3%
Antero Resources Corp. (e)	93,741	3,264,999
ConocoPhillips	43,791	3,902,654
Coterra Energy, Inc.	135,095	3,317,933
Diamondback Energy, Inc.	20,744	2,738,416
EOG Resources, Inc.	27,734	3,059,892
Marathon Petroleum Corp.	23,495	3,228,448
Targa Resources Corp.	19,057	3,256,841
		22,769,183
Personal Care Products 1.5%
Kenvue, Inc.	151,621	3,578,255
Unilever plc, Sponsored ADR (United Kingdom)	46,872	2,978,716
		6,556,971
Pharmaceuticals 5.4%
AstraZeneca plc, Sponsored ADR (United Kingdom)	49,822	3,576,721
Johnson & Johnson	51,805	8,097,640
Merck & Co., Inc.	44,227	3,768,140
Pfizer, Inc.	199,058	4,859,006
Roche Holding AG	8,738	2,850,424
		23,151,931
Semiconductors & Semiconductor Equipment 1.6%
Broadcom, Inc.	17,766	3,419,422
NXP Semiconductors NV (Netherlands)	18,496	3,408,998
		6,828,420
Software 0.7%
Adobe, Inc. (e)	8,125	3,046,713
Specialized REITs 1.8%
Crown Castle, Inc.	35,959	3,803,024
Gaming and Leisure Properties, Inc.	81,808	3,915,331
		7,718,355
Specialty Retail 1.4%
Dick's Sporting Goods, Inc.	16,888	3,170,553
Industria de Diseno Textil SA, ADR (Spain)	106,712	2,872,687
		6,043,240
Total Common Stocks (Cost $211,234,841)		248,801,269

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Balanced Fund

	Shares	Value
Exchange-Traded Funds 8.7%
iShares Intermediate Government/Credit Bond ETF	159,088	$ 16,954,008
Vanguard Intermediate-Term Treasury ETF	223,613	13,410,072
Vanguard Russell 1000 Value (f)	87,009	6,952,019
Total Exchange-Traded Funds (Cost $36,180,848)		37,316,099
Short-Term Investment 0.6%
Affiliated Investment Company 0.6%
NYLI U.S. Government Liquidity Fund, 4.167% (g)	2,526,018	2,526,018
Total Short-Term Investment (Cost $2,526,018)		2,526,018
Total Investments (Cost $388,642,830)	99.5%	428,523,682
Other Assets, Less Liabilities	0.5	2,222,138
Net Assets	100.0%	$ 430,745,820

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of April 30, 2025.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of April 30, 2025.
(d)	Step coupon—Rate shown was the rate in effect as of April 30, 2025.
(e)	Non-income producing security.
(f)	All or a portion of this security was held on loan. As of April 30, 2025, the aggregate market value of securities on loan was $527,340. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $538,106. (See Note 2(I))
(g)	Current yield as of April 30, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 4,134	$ 22,951	$ (24,559)	$ —	$ —	$ 2,526	$ 80	$ —	2,526
Futures Contracts
As of April 30, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	104	June 2025	$ 11,191,971	$ 11,356,312	$ 164,341
Short Contracts
U.S. Treasury 2 Year Notes	(25)	June 2025	(5,169,310)	(5,203,711)	(34,401)
U.S. Treasury 10 Year Notes	(7)	June 2025	(780,737)	(785,531)	(4,794)
U.S. Treasury 10 Year Ultra Bonds	(19)	June 2025	(2,156,311)	(2,179,953)	(23,642)
Total Short Contracts					(62,837)
Net Unrealized Appreciation					$ 101,504

1.	As of April 30, 2025, cash in the amount of $93,257 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2025.
Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Balanced Fund

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 1,826,758	$ —	$ 1,826,758
Corporate Bonds	—	56,910,480	—	56,910,480
Mortgage-Backed Securities	—	1,275,384	—	1,275,384
U.S. Government & Federal Agencies	—	79,867,674	—	79,867,674
Total Long-Term Bonds	—	139,880,296	—	139,880,296
Common Stocks
Aerospace & Defense	4,254,967	2,378,766	—	6,633,733
Pharmaceuticals	20,301,507	2,850,424	—	23,151,931
All Other Industries	219,015,605	—	—	219,015,605
Total Common Stocks	243,572,079	5,229,190	—	248,801,269
Exchange-Traded Funds	37,316,099	—	—	37,316,099
Short-Term Investment
Affiliated Investment Company	2,526,018	—	—	2,526,018
Total Investments in Securities	283,414,196	145,109,486	—	428,523,682
Other Financial Instruments
Futures Contracts (b)	164,341	—	—	164,341
Total Investments in Securities and Other Financial Instruments	$ 283,578,537	$ 145,109,486	$ —	$ 428,688,023
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (62,837)	$ —	$ —	$ (62,837)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $386,116,812) including securities on loan of $527,340	$425,997,664
Investment in affiliated investment companies, at value (identified cost $2,526,018)	2,526,018
Cash	3,212,149
Cash collateral on deposit at broker for futures contracts	93,257
Receivables:
Dividends and interest	1,158,878
Investment securities sold	383,697
Fund shares sold	107,091
Securities lending	2,689
Other assets	66,182
Total assets	433,547,625
Liabilities
Payables:
Investment securities purchased	2,192,890
Manager (See Note 3)	227,378
Fund shares redeemed	158,464
Transfer agent (See Note 3)	90,396
NYLIFE Distributors (See Note 3)	81,031
Professional fees	33,042
Custodian	8,736
Shareholder communication	4,183
Variation margin on futures contracts	3,975
Accrued expenses	1,710
Total liabilities	2,801,805
Net assets	$430,745,820
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$14,258
Additional paid-in-capital	379,385,041
379,399,299
Total distributable earnings (loss)	51,346,521
Net assets	$430,745,820
Class A
Net assets applicable to outstanding shares	$343,612,959
Shares of beneficial interest outstanding	11,376,970
Net asset value per share outstanding	$30.20
Maximum sales charge (3.00% of offering price)	0.93
Maximum offering price per share outstanding	$31.13
Investor Class
Net assets applicable to outstanding shares	$32,784,219
Shares of beneficial interest outstanding	1,085,395
Net asset value per share outstanding	$30.20
Maximum sales charge (2.50% of offering price)	0.77
Maximum offering price per share outstanding	$30.97
Class C
Net assets applicable to outstanding shares	$5,684,650
Shares of beneficial interest outstanding	190,857
Net asset value and offering price per share outstanding	$29.78
Class I
Net assets applicable to outstanding shares	$48,602,714
Shares of beneficial interest outstanding	1,602,919
Net asset value and offering price per share outstanding	$30.32
Class R6
Net assets applicable to outstanding shares	$61,278
Shares of beneficial interest outstanding	2,018
Net asset value and offering price per share outstanding(a)	$30.36

(a)	The difference between the calculated and stated NAV was caused by rounding.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Balanced Fund

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $34,208)	$3,843,190
Interest	3,288,809
Dividends-affiliated	80,064
Securities lending, net	30,922
Total income	7,242,985
Expenses
Manager (See Note 3)	1,441,208
Distribution/Service—Class A (See Note 3)	438,578
Distribution/Service—Investor Class (See Note 3)	42,497
Distribution/Service—Class B (See Note 3)(a)	1,325
Distribution/Service—Class C (See Note 3)	35,913
Transfer agent (See Note 3)	278,409
Professional fees	49,231
Registration	43,935
Custodian	19,030
Shareholder communication	13,265
Trustees	5,159
Miscellaneous	13,812
Total expenses before waiver/reimbursement	2,382,362
Expense waiver/reimbursement from Manager (See Note 3)	(24,910)
Net expenses	2,357,452
Net investment income (loss)	4,885,533
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	12,772,841
Futures transactions	(293,676)
Foreign currency transactions	377
Net realized gain (loss)	12,479,542
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(19,453,224)
Futures contracts	359,366
Translation of other assets and liabilities in foreign currencies	1,127
Net change in unrealized appreciation (depreciation)	(19,092,731)
Net realized and unrealized gain (loss)	(6,613,189)
Net increase (decrease) in net assets resulting from operations	$(1,727,656)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$4,885,533	$9,500,456
Net realized gain (loss)	12,479,542	17,733,473
Net change in unrealized appreciation (depreciation)	(19,092,731)	50,333,601
Net increase (decrease) in net assets resulting from operations	(1,727,656)	77,567,530
Distributions to shareholders:
Class A	(16,486,006)	(7,614,829)
Investor Class	(1,558,883)	(696,573)
Class B(a)	(21,346)	(19,048)
Class C	(324,272)	(108,826)
Class I	(2,489,461)	(1,299,474)
Class R1(b)	—	(600)
Class R2(b)	—	(1,468)
Class R3(b)	—	(4,982)
Class R6	(2,958)	(1,451)
Total distributions to shareholders	(20,882,926)	(9,747,251)
Capital share transactions:
Net proceeds from sales of shares	18,574,309	34,526,594
Net asset value of shares issued to shareholders in reinvestment of distributions	20,606,080	9,589,554
Cost of shares redeemed	(41,844,954)	(91,032,711)
Increase (decrease) in net assets derived from capital share transactions	(2,664,565)	(46,916,563)
Net increase (decrease) in net assets	(25,275,147)	20,903,716
Net Assets
Beginning of period	456,020,967	435,117,251
End of period	$430,745,820	$456,020,967

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Balanced Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$31.77	$27.34	$28.21	$37.09	$29.72	$30.98
Net investment income (loss) (a)	0.34	0.64	0.59	0.36	0.27	0.36
Net realized and unrealized gain (loss)	(0.43)	4.45	(0.82)	(2.03)	7.70	(0.54)
Total from investment operations	(0.09)	5.09	(0.23)	(1.67)	7.97	(0.18)
Less distributions:
From net investment income	(0.33)	(0.66)	(0.61)	(0.33)	(0.28)	(0.41)
From net realized gain on investments	(1.15)	—	(0.03)	(6.88)	(0.32)	(0.67)
Total distributions	(1.48)	(0.66)	(0.64)	(7.21)	(0.60)	(1.08)
Net asset value at end of period	$30.20	$31.77	$27.34	$28.21	$37.09	$29.72
Total investment return (b)	(0.41)%	18.73%	(0.86)%	(5.35)%	27.03%	(0.53)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.21%††	2.10%	2.06%	1.22%	0.78%	1.21%
Net expenses (c)	1.06%††	1.06%	1.06%	1.06%	1.08%	1.13%
Portfolio turnover rate	126%	230%	313%	290%	182%	217%
Net assets at end of period (in 000’s)	$343,613	$358,863	$328,665	$345,376	$343,224	$252,574

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$31.77	$27.34	$28.20	$37.10	$29.75	$31.01
Net investment income (loss) (a)	0.30	0.56	0.51	0.28	0.19	0.29
Net realized and unrealized gain (loss)	(0.44)	4.45	(0.80)	(2.03)	7.69	(0.55)
Total from investment operations	(0.14)	5.01	(0.29)	(1.75)	7.88	(0.26)
Less distributions:
From net investment income	(0.28)	(0.58)	(0.54)	(0.27)	(0.21)	(0.33)
From net realized gain on investments	(1.15)	—	(0.03)	(6.88)	(0.32)	(0.67)
Total distributions	(1.43)	(0.58)	(0.57)	(7.15)	(0.53)	(1.00)
Net asset value at end of period	$30.20	$31.77	$27.34	$28.20	$37.10	$29.75
Total investment return (b)	(0.55)%	18.41%	(1.08)%	(5.62)%	26.68%	(0.75)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.95%††	1.86%	1.81%	0.95%	0.54%	0.97%
Net expenses (c)	1.32%††	1.32%	1.31%	1.32%	1.35%	1.38%
Expenses (before waiver/reimbursement) (c)	1.43%††	1.43%	1.41%	1.34%	1.37%	1.40%
Portfolio turnover rate	126%	230%	313%	290%	182%	217%
Net assets at end of period (in 000's)	$32,784	$34,819	$36,675	$40,341	$46,706	$47,358

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$31.33	$26.95	$27.80	$36.71	$29.55	$30.81
Net investment income (loss) (a)	0.18	0.34	0.30	0.06	(0.07)	0.07
Net realized and unrealized gain (loss)	(0.43)	4.38	(0.81)	(2.00)	7.63	(0.54)
Total from investment operations	(0.25)	4.72	(0.51)	(1.94)	7.56	(0.47)
Less distributions:
From net investment income	(0.15)	(0.34)	(0.31)	(0.09)	(0.08)	(0.12)
From net realized gain on investments	(1.15)	—	(0.03)	(6.88)	(0.32)	(0.67)
Total distributions	(1.30)	(0.34)	(0.34)	(6.97)	(0.40)	(0.79)
Net asset value at end of period	$29.78	$31.33	$26.95	$27.80	$36.71	$29.55
Total investment return (b)	(0.92)%	17.57%	(1.87)%	(6.30)%	25.75%	(1.51)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.21%††	1.13%	1.06%	0.19%	(0.20)%	0.23%
Net expenses (c)	2.07%††	2.07%	2.07%	2.07%	2.10%	2.13%
Expenses (before waiver/reimbursement) (c)	2.18%††	2.18%	2.16%	2.09%	2.12%	2.15%
Portfolio turnover rate	126%	230%	313%	290%	182%	217%
Net assets at end of period (in 000’s)	$5,685	$8,183	$11,121	$17,020	$26,050	$30,769

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$31.89	$27.44	$28.31	$37.19	$29.80	$31.06
Net investment income (loss) (a)	0.38	0.72	0.66	0.44	0.37	0.44
Net realized and unrealized gain (loss)	(0.43)	4.46	(0.81)	(2.03)	7.70	(0.55)
Total from investment operations	(0.05)	5.18	(0.15)	(1.59)	8.07	(0.11)
Less distributions:
From net investment income	(0.37)	(0.73)	(0.69)	(0.41)	(0.36)	(0.48)
From net realized gain on investments	(1.15)	—	(0.03)	(6.88)	(0.32)	(0.67)
Total distributions	(1.52)	(0.73)	(0.72)	(7.29)	(0.68)	(1.15)
Net asset value at end of period	$30.32	$31.89	$27.44	$28.31	$37.19	$29.80
Total investment return (b)	(0.29)%	19.02%	(0.61)%	(5.09)%	27.32%	(0.27)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.46%††	2.36%	2.30%	1.47%	1.08%	1.47%
Net expenses (c)	0.81%††	0.81%	0.81%	0.81%	0.84%	0.88%
Portfolio turnover rate	126%	230%	313%	290%	182%	217%
Net assets at end of period (in 000’s)	$48,603	$53,409	$53,113	$57,772	$72,481	$152,036

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI Balanced Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$31.93	$27.47	$28.35	$37.23	$29.83	$31.06
Net investment income (loss) (a)	0.39	0.74	0.69	0.46	0.39	0.61
Net realized and unrealized gain (loss)	(0.43)	4.48	(0.83)	(2.03)	7.73	(0.69)
Total from investment operations	(0.04)	5.22	(0.14)	(1.57)	8.12	(0.08)
Less distributions:
From net investment income	(0.38)	(0.76)	(0.71)	(0.43)	(0.40)	(0.48)
From net realized gain on investments	(1.15)	—	(0.03)	(6.88)	(0.32)	(0.67)
Total distributions	(1.53)	(0.76)	(0.74)	(7.31)	(0.72)	(1.15)
Net asset value at end of period	$30.36	$31.93	$27.47	$28.35	$37.23	$29.83
Total investment return (b)	(0.24)%	19.14%	(0.51)%	(5.04)%	27.45%	(0.17)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.55%††	2.43%	2.40%	1.55%	1.12%	1.94%
Net expenses (c)	0.72%††	0.72%	0.72%	0.73%	0.74%	0.78%
Portfolio turnover rate	126%	230%	313%	290%	182%	217%
Net assets at end of period (in 000’s)	$61	$62	$52	$53	$61	$49

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Balanced Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Investor Class	February 28, 2008
Class C	December 30, 2002
Class I	May 1, 1989
Class R6	December 15, 2017
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter ten years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fees.
The Fund's investment objective is to seek total return.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment
Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The

18	NYLI Balanced Fund

Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
19

Notes to Financial Statements (Unaudited) (continued)
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisors. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisors, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on

20	NYLI Balanced Fund

securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract.
Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities—at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and
21

Notes to Financial Statements (Unaudited) (continued)
liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Debt Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Investments in the Fund are not guaranteed, even though some of the Fund’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Fund’s investment. If interest rates rise, less of the debt may be prepaid and the Fund may lose money because the Fund may be unable to invest in higher yielding assets. The Fund is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Fund may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments.
Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Fund’s securities as well as to help manage the duration and yield curve positioning of the portfolio.
Fair value of derivative instruments as of April 30, 2025:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$164,341	$164,341
Total Fair Value	$164,341	$164,341

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

22	NYLI Balanced Fund

Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(62,837)	$(62,837)
Total Fair Value	$(62,837)	$(62,837)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$(293,676)	$(293,676)
Total Net Realized Gain (Loss)	$(293,676)	$(293,676)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$359,366	$359,366
Total Net Change in Unrealized Appreciation (Depreciation)	$359,366	$359,366

Average Notional Amount	Total
Futures Contracts Long	$10,184,146
Futures Contracts Short	$(6,228,082)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP (“Wellington” or the "Subadvisor”), a registered investment adviser, serves as a Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the equity portion of the Fund, pursuant to the terms of a Subadvisory Agreement (a “Subadvisory Agreement”) between New York Life Investments and Wellington. NYL Investors LLC (“NYL Investors” or the “Subadvisor,” and, together with Wellington, the “Subadvisors”), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as a Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the fixed-income portion of the Fund, pursuant to the terms of a Subadvisory Agreement between New York Life Investments and NYL Investors. New York Life Investments pays for the services of the Subadvisors.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.65% up to $1 billion; 0.625% from $1 billion to $2 billion; and 0.60% in excess of $2 billion. During the six-month period ended April 30, 2025, the effective management fee rate was 0.65% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $1,441,208 and waived fees and/or reimbursed expenses, including the voluntary waiver/reimbursement of certain class specific expenses in the amount of $24,910 and paid Wellington and NYL Investors $363,057 and $230,682, respectively.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
23

Notes to Financial Statements (Unaudited) (continued)
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $18,433 and $876, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the six-month period ended April 30, 2025, of $6,559, $9 and $957, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$158,169	$—
Investor Class	79,750	(20,425)
Class B*	615	(154)
Class C	16,860	(4,331)
Class I	23,013	—
Class R6	2	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$37,790	61.7%
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$390,605,461	$47,119,214	$(9,200,993)	$37,918,221
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$9,747,251

24	NYLI Balanced Fund

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of U.S. government securities were $426,094 and $418,178, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $122,421 and $140,727, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	507,163	$15,665,455
Shares issued to shareholders in reinvestment of distributions	523,238	16,260,708
Shares redeemed	(1,007,451)	(31,155,006)
Net increase (decrease) in shares outstanding before conversion	22,950	771,157
Shares converted into Class A (See Note 1)	59,573	1,830,219
Net increase (decrease)	82,523	$2,601,376
Year ended October 31, 2024:
Shares sold	913,476	$27,623,837
Shares issued to shareholders in reinvestment of distributions	245,029	7,482,614
Shares redeemed	(2,160,588)	(65,094,339)
Net increase (decrease) in shares outstanding before conversion	(1,002,083)	(29,987,888)
Shares converted into Class A (See Note 1)	278,136	8,552,256
Shares converted from Class A (See Note 1)	(4,420)	(134,066)
Net increase (decrease)	(728,367)	$(21,569,698)

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	19,623	$605,053
Shares issued to shareholders in reinvestment of distributions	49,923	1,552,299
Shares redeemed	(59,470)	(1,837,251)
Net increase (decrease) in shares outstanding before conversion	10,076	320,101
Shares converted into Investor Class (See Note 1)	9,817	311,132
Shares converted from Investor Class (See Note 1)	(30,300)	(928,116)
Net increase (decrease)	(10,407)	$(296,883)
Year ended October 31, 2024:
Shares sold	36,287	$1,092,265
Shares issued to shareholders in reinvestment of distributions	22,782	695,073
Shares redeemed	(122,459)	(3,696,094)
Net increase (decrease) in shares outstanding before conversion	(63,390)	(1,908,756)
Shares converted into Investor Class (See Note 1)	31,300	947,451
Shares converted from Investor Class (See Note 1)	(213,791)	(6,606,635)
Net increase (decrease)	(245,881)	$(7,567,940)

25

Notes to Financial Statements (Unaudited) (continued)
Class B	Shares	Amount
Six-month period ended April 30, 2025: (a)
Shares issued to shareholders in reinvestment of distributions	694	$21,346
Shares redeemed	(1,070)	(32,756)
Net increase (decrease) in shares outstanding before conversion	(376)	(11,410)
Shares converted from Class B (See Note 1)	(21,486)	(661,917)
Net increase (decrease)	(21,862)	$(673,327)
Year ended October 31, 2024:
Shares sold	967	$29,015
Shares issued to shareholders in reinvestment of distributions	618	18,529
Shares redeemed	(30,819)	(916,645)
Net increase (decrease) in shares outstanding before conversion	(29,234)	(869,101)
Shares converted from Class B (See Note 1)	(60,118)	(1,792,994)
Net increase (decrease)	(89,352)	$(2,662,095)

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	7,989	$245,302
Shares issued to shareholders in reinvestment of distributions	10,559	324,173
Shares redeemed	(70,688)	(2,146,144)
Net increase (decrease) in shares outstanding before conversion	(52,140)	(1,576,669)
Shares converted from Class C (See Note 1)	(18,168)	(551,318)
Net increase (decrease)	(70,308)	$(2,127,987)
Year ended October 31, 2024:
Shares sold	31,695	$960,278
Shares issued to shareholders in reinvestment of distributions	3,600	108,628
Shares redeemed	(158,263)	(4,730,041)
Net increase (decrease) in shares outstanding before conversion	(122,968)	(3,661,135)
Shares converted from Class C (See Note 1)	(28,470)	(849,259)
Net increase (decrease)	(151,438)	$(4,510,394)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	65,747	$2,057,478
Shares issued to shareholders in reinvestment of distributions	78,391	2,444,596
Shares redeemed	(215,844)	(6,672,668)
Net increase (decrease)	(71,706)	$(2,170,594)
Year ended October 31, 2024:
Shares sold	151,995	$4,608,025
Shares issued to shareholders in reinvestment of distributions	41,718	1,276,967
Shares redeemed	(458,261)	(13,870,528)
Net increase (decrease) in shares outstanding before conversion	(264,548)	(7,985,536)
Shares converted into Class I (See Note 1)	4,154	126,066
Shares converted from Class I (See Note 1)	(870)	(27,180)
Net increase (decrease)	(261,264)	$(7,886,650)

Class R1(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	213	$6,072
Shares issued to shareholders in reinvestment of distributions	21	600
Shares redeemed	(5,858)	(174,282)
Net increase (decrease)	(5,624)	$(167,610)

Class R2(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	112	$3,189
Shares issued to shareholders in reinvestment of distributions	30	878
Shares redeemed	(17,191)	(509,540)
Net increase (decrease)	(17,049)	$(505,473)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	6,954	$203,907
Shares issued to shareholders in reinvestment of distributions	168	4,814
Shares redeemed	(68,530)	(2,040,606)
Net increase (decrease) in shares outstanding before conversion	(61,408)	(1,831,885)
Shares converted from Class R3 (See Note 1)	(7,263)	(215,639)
Net increase (decrease)	(68,671)	$(2,047,524)

26	NYLI Balanced Fund

Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	32	$1,021
Shares issued to shareholders in reinvestment of distributions	95	2,958
Shares redeemed	(36)	(1,129)
Net increase (decrease)	91	$2,850
Year ended October 31, 2024:
Shares sold	1	$6
Shares issued to shareholders in reinvestment of distributions	47	1,451
Shares redeemed	(21)	(636)
Net increase (decrease)	27	$821

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

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the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
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Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
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overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
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respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
34

The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
35

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
36

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
37

NYLI Floating Rate Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 96.9%
Asset-Backed Securities 3.0%
Other Asset-Backed Securities 3.0%
720 East CLO IV Ltd. (a)(b)
Series 2024-1A, Class B
6.256% (3 Month SOFR + 2.00%), due 4/15/37	$ 787,500	$ 788,769
Series 2024-1A, Class D
8.106% (3 Month SOFR + 3.85%), due 4/15/37	1,250,000	1,251,670
720 East CLO VI Ltd. (a)(b)
Series 2024-3A, Class B
5.919% (3 Month SOFR + 1.65%), due 1/20/38	694,433	688,798
Series 2024-3A, Class D2
8.369% (3 Month SOFR + 4.10%), due 1/20/38	1,250,000	1,188,100
AIMCO CLO 16 Ltd.
Series 2021-16A, Class D2R
8.48% (3 Month SOFR + 4.20%), due 7/17/37 (a)(b)	4,000,000	3,970,584
AIMCO CLO 20 Ltd. (a)(b)
Series 2023-20A, Class B1
6.461% (3 Month SOFR + 2.20%), due 10/16/36	1,500,000	1,502,063
Series 2023-20A, Class D
8.261% (3 Month SOFR + 4.00%), due 10/16/36	1,276,785	1,283,426
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class C1R
8.059% (3 Month SOFR + 3.75%), due 4/25/38 (a)(b)(c)	2,000,000	2,000,000
Elmwood CLO 35 Ltd. (a)(b)
Series 2024-11A, Class B
5.919% (3 Month SOFR + 1.65%), due 10/18/37	1,000,000	994,164
Series 2024-11A, Class D2
8.269% (3 Month SOFR + 4.00%), due 10/18/37	600,000	597,523
Empower CLO Ltd. (a)(b)
Series 2022-1A, Class BR
6.019% (3 Month SOFR + 1.75%), due 10/20/37	1,250,000	1,237,576
Series 2023-2A, Class B
7.006% (3 Month SOFR + 2.75%), due 7/15/36	1,250,000	1,255,170
Series 2022-1A, Class D1R
7.269% (3 Month SOFR + 3.00%), due 10/20/37	1,250,000	1,207,014
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Empower CLO Ltd. (a)(b) (continued)
Series 2023-2A, Class D
9.656% (3 Month SOFR + 5.40%), due 7/15/36	$ 1,250,000	$ 1,254,511
Galaxy 32 CLO Ltd. (a)(b)
Series 2023-32A, Class B
6.569% (3 Month SOFR + 2.30%), due 10/20/36	1,500,000	1,502,100
Series 2023-32A, Class D
8.569% (3 Month SOFR + 4.30%), due 10/20/36	1,500,000	1,507,897
Magnetite XXXI Ltd. (a)(b)
Series 2021-31A, Class B
6.168% (3 Month SOFR + 1.912%), due 7/15/34	2,500,000	2,499,012
Series 2021-31A, Class E
10.518% (3 Month SOFR + 6.262%), due 7/15/34	2,500,000	2,449,110
OHA Credit Funding 16 Ltd. (a)(b)
Series 2023-16A, Class B
6.519% (3 Month SOFR + 2.25%), due 10/20/36	1,500,000	1,502,637
Series 2023-16A, Class D
8.269% (3 Month SOFR + 4.00%), due 10/20/36	1,500,000	1,507,912
Palmer Square CLO Ltd. (a)(b)
Series 2024-1A, Class B
6.256% (3 Month SOFR + 2.00%), due 4/15/37	1,250,000	1,252,843
Series 2022-2A, Class D1R
7.269% (3 Month SOFR + 3.00%), due 7/20/37	1,875,000	1,862,079
Series 2021-4A, Class D
7.468% (3 Month SOFR + 3.212%), due 10/15/34	1,500,000	1,495,370
Series 2024-1A, Class D
7.656% (3 Month SOFR + 3.40%), due 4/15/37	1,250,000	1,255,525
Series 2022-2A, Class D2R
8.469% (3 Month SOFR + 4.20%), due 7/20/37	1,875,000	1,872,411
Rockland Park CLO Ltd. (a)(b)
Series 2021-1A, Class B
6.181% (3 Month SOFR + 1.912%), due 4/20/34	2,500,000	2,489,497
Series 2021-1A, Class E
10.781% (3 Month SOFR + 6.512%), due 4/20/34	2,500,000	2,475,217

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Sixth Street CLO 27 Ltd. (a)(b)
Series 2024-27A, Class B
6.007% (3 Month SOFR + 1.65%), due 1/17/38	$ 1,875,000	$ 1,865,436
Series 2024-27A, Class D2
8.357% (3 Month SOFR + 4.00%), due 1/17/38	1,875,000	1,833,870
Total Asset-Backed Securities (Cost $46,779,785)		46,590,284
Corporate Bonds 9.8%
Aerospace & Defense 0.1%
Spirit AeroSystems, Inc.
9.375%, due 11/30/29 (a)	250,000	266,045
TransDigm, Inc.
7.125%, due 12/1/31 (a)	1,000,000	1,039,387
		1,305,432
Airlines 0.3%
JetBlue Airways Corp.
9.875%, due 9/20/31 (a)	2,800,000	2,579,159
United Airlines, Inc.
4.375%, due 4/15/26 (a)	800,000	788,579
VistaJet Malta Finance plc
9.50%, due 6/1/28 (a)	2,000,000	1,953,581
		5,321,319
Auto Manufacturers 0.3%
Ford Motor Co.
6.10%, due 8/19/32	1,900,000	1,822,362
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	2,000,000	2,059,089
		3,881,451
Auto Parts & Equipment 0.4%
Adient Global Holdings Ltd. (a)
7.50%, due 2/15/33	2,600,000	2,463,703
8.25%, due 4/15/31	1,000,000	989,946
American Axle & Manufacturing, Inc.
6.875%, due 7/1/28	2,000,000	1,924,922
		5,378,571
Building Materials 0.5%
EMRLD Borrower LP
6.75%, due 7/15/31 (a)	1,490,000	1,519,436
JELD-WEN, Inc.
4.875%, due 12/15/27 (a)	780,000	720,445
	Principal Amount	Value

Building Materials (continued)
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	$ 1,000,000	$ 1,002,425
Quikrete Holdings, Inc.
6.75%, due 3/1/33 (a)	1,500,000	1,505,612
Wilsonart LLC
11.00%, due 8/15/32 (a)	3,000,000	2,715,655
		7,463,573
Chemicals 0.9%
ASP Unifrax Holdings, Inc.
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29 (a)(d)	550,926	220,370
Celanese US Holdings LLC
6.75%, due 4/15/33	2,900,000	2,722,185
INEOS Finance plc
7.50%, due 4/15/29 (a)	1,250,000	1,174,090
INEOS Quattro Finance 2 plc
9.625%, due 3/15/29 (a)	1,330,000	1,280,125
NOVA Chemicals Corp.
7.00%, due 12/1/31 (a)	1,950,000	2,015,481
Olympus Water US Holding Corp. (a)
7.25%, due 6/15/31	1,640,000	1,640,000
9.75%, due 11/15/28	3,500,000	3,646,853
SCIL IV LLC
5.375%, due 11/1/26 (a)	660,000	651,277
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	700,000	620,163
		13,970,544
Commercial Services 0.9%
Allied Universal Holdco LLC (a)
7.875%, due 2/15/31	1,190,000	1,215,419
9.75%, due 7/15/27	2,000,000	2,007,102
Avis Budget Car Rental LLC (a)
8.00%, due 2/15/31	2,500,000	2,483,525
8.25%, due 1/15/30	2,000,000	1,995,400
Champions Financing, Inc.
8.75%, due 2/15/29 (a)	3,150,000	2,773,308
Prime Security Services Borrower LLC
6.25%, due 1/15/28 (a)	1,000,000	999,176
Sotheby's
7.375%, due 10/15/27 (a)	1,500,000	1,407,843
WEX, Inc.
6.50%, due 3/15/33 (a)	1,600,000	1,555,830
		14,437,603
Computers 0.0% ‡
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	510,000	518,791

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Floating Rate Fund

	Principal Amount	Value
Corporate Bonds (continued)
Distribution & Wholesale 0.1%
OPENLANE, Inc.
5.125%, due 6/1/25 (a)	$ 400,000	$ 399,303
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	1,170,000	1,181,761
		1,581,064
Diversified Financial Services 0.9%
Azorra Finance Ltd.
7.75%, due 4/15/30 (a)	1,250,000	1,240,350
Focus Financial Partners LLC
6.75%, due 9/15/31 (a)	2,000,000	2,011,966
GGAM Finance Ltd. (a)
6.875%, due 4/15/29	840,000	857,814
7.75%, due 5/15/26	1,625,000	1,643,275
8.00%, due 2/15/27	1,250,000	1,283,350
Jane Street Group
7.125%, due 4/30/31 (a)	3,500,000	3,609,627
LD Holdings Group LLC
8.75%, due 11/1/27 (a)	395,000	360,423
TrueNoord Capital DAC
8.75%, due 3/1/30 (a)	2,300,000	2,349,404
		13,356,209
Electric 0.3%
Lightning Power LLC
7.25%, due 8/15/32 (a)	980,000	1,015,311
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,486,940
XPLR Infrastructure Operating Partners LP
8.625%, due 3/15/33 (a)	1,450,000	1,446,946
		3,949,197
Engineering & Construction 0.1%
Brand Industrial Services, Inc.
10.375%, due 8/1/30 (a)	1,500,000	1,424,889
Entertainment 0.2%
Great Canadian Gaming Corp.
8.75%, due 11/15/29 (a)	1,400,000	1,387,374
Light & Wonder International, Inc.
7.00%, due 5/15/28 (a)	1,350,000	1,350,305
		2,737,679
Environmental Control 0.1%
GFL Environmental, Inc.
4.75%, due 6/15/29 (a)	1,000,000	970,223
	Principal Amount	Value

Food 0.1%
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	$ 240,000	$ 235,561
US Foods, Inc.
7.25%, due 1/15/32 (a)	500,000	523,055
		758,616
Forest Products & Paper 0.1%
Magnera Corp.
7.25%, due 11/15/31 (a)	2,250,000	2,127,668
Healthcare-Products 0.0% ‡
Medline Borrower LP
5.25%, due 10/1/29 (a)	470,000	446,330
Healthcare-Services 0.4%
Concentra Health Services, Inc.
6.875%, due 7/15/32 (a)	1,500,000	1,535,695
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	840,000	728,933
LifePoint Health, Inc. (a)
8.375%, due 2/15/32	1,250,000	1,274,920
10.00%, due 6/1/32	2,000,000	1,940,000
		5,479,548
Insurance 0.3%
Acrisure LLC
8.25%, due 2/1/29 (a)	1,110,000	1,135,725
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	4,000,000	4,097,980
		5,233,705
Internet 0.1%
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	1,320,000	1,341,640
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	630,000	630,489
Lodging 0.1%
Hilton Domestic Operating Co., Inc.
5.375%, due 5/1/25 (a)	1,000,000	1,000,000
Machinery-Diversified 0.1%
GrafTech Finance, Inc.
4.625%, due 12/23/29 (a)	430,000	252,304
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Machinery-Diversified (continued)
GrafTech Global Enterprises, Inc.
9.875%, due 12/23/29 (a)	$ 2,100,000	$ 1,575,000
		1,827,304
Media 0.7%
Gray Media, Inc.
10.50%, due 7/15/29 (a)	1,940,000	1,991,375
Radiate Holdco LLC
4.50%, due 9/15/26 (a)	730,000	629,829
Univision Communications, Inc. (a)
8.00%, due 8/15/28	4,456,000	4,328,324
8.50%, due 7/31/31	3,250,000	3,068,899
		10,018,427
Mining 0.1%
Novelis Corp.
6.875%, due 1/30/30 (a)	1,300,000	1,318,730
Oil & Gas 0.3%
Civitas Resources, Inc.
8.625%, due 11/1/30 (a)	2,270,000	2,187,821
SM Energy Co. (a)
6.75%, due 8/1/29	1,350,000	1,260,400
7.00%, due 8/1/32	1,350,000	1,244,529
		4,692,750
Oil & Gas Services 0.1%
Star Holding LLC
8.75%, due 8/1/31 (a)	2,490,000	2,281,463
Packaging & Containers 0.4%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	600,000	522,245
Clydesdale Acquisition Holdings, Inc.
8.75%, due 4/15/30 (a)	900,000	927,291
LABL, Inc.
8.625%, due 10/1/31 (a)	3,000,000	2,452,500
Mauser Packaging Solutions Holding Co.
7.875%, due 4/15/27 (a)	1,500,000	1,503,960
Trident TPI Holdings, Inc.
12.75%, due 12/31/28 (a)	1,180,000	1,237,869
		6,643,865
	Principal Amount	Value

Pharmaceuticals 0.2%
1261229 BC Ltd.
10.00%, due 4/15/32 (a)	$ 750,000	$ 734,381
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	1,737,000	1,806,020
Organon & Co.
5.125%, due 4/30/31 (a)	1,400,000	1,175,091
		3,715,492
Pipelines 0.1%
Global Partners LP
8.25%, due 1/15/32 (a)	1,000,000	1,018,020
NGL Energy Operating LLC
8.125%, due 2/15/29 (a)	1,000,000	939,811
		1,957,831
Real Estate 0.1%
Anywhere Real Estate Group LLC
5.75%, due 1/15/29 (a)	1,670,000	1,318,804
Real Estate Investment Trusts 0.3%
MPT Operating Partnership LP
8.50%, due 2/15/32 (a)	2,470,000	2,509,478
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	294,395
7.25%, due 7/15/28 (a)	1,100,000	1,130,468
		3,934,341
Retail 0.1%
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	2,000,000	1,752,564
Software 0.5%
Central Parent LLC
8.00%, due 6/15/29 (a)	1,500,000	1,328,082
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	700,000	660,531
4.875%, due 7/1/29	700,000	636,228
Cloud Software Group, Inc.
8.25%, due 6/30/32 (a)	1,670,000	1,742,007
Rocket Software, Inc.
9.00%, due 11/28/28 (a)	3,500,000	3,606,197
		7,973,045
Telecommunications 0.4%
CommScope LLC
9.50%, due 12/15/31 (a)	1,474,000	1,507,861
Level 3 Financing, Inc.
10.50%, due 5/15/30 (a)	731,000	790,262

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Floating Rate Fund

	Principal Amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
Telesat Canada
4.875%, due 6/1/27 (a)	$ 900,000	$ 479,538
Zegona Finance plc
8.625%, due 7/15/29 (a)	3,000,000	3,190,260
		5,967,921
Transportation 0.1%
Stonepeak Nile Parent LLC
7.25%, due 3/15/32 (a)	1,670,000	1,695,468
Trucking & Leasing 0.1%
Fortress Transportation and Infrastructure Investors LLC
7.00%, due 6/15/32 (a)	1,150,000	1,165,298
Total Corporate Bonds (Cost $153,674,079)		149,577,844
Loan Assignments 84.1%
Aerospace & Defense 2.4%
Arcline FM Holdings LLC
First Lien 2025 New Term Loan
7.819% (1 Month SOFR + 3.50%), due 6/24/30 (b)	4,737,301	4,718,058
Asplundh Tree Expert LLC
First Lien 2021 Refinancing Term Loan
6.172% (1 Month SOFR + 1.75%), due 9/6/27 (b)	3,583,531	3,578,055
Chromalloy Corp.
First Lien Term Loan
8.038% (3 Month SOFR + 3.75%), due 3/27/31 (b)	3,228,113	3,169,603
Cobham Ultra SeniorCo SARL
First Lien USD Facility Term Loan B
8.427% (6 Month SOFR + 3.75%), due 8/3/29 (b)	3,311,061	3,244,840
Dynasty Acquisition Co., Inc. (b)
First Lien Initial Term Loan B1
6.322% (1 Month SOFR + 2.00%), due 10/31/31	2,709,875	2,693,424
First Lien Initial Term Loan B2
6.322% (1 Month SOFR + 2.00%), due 10/31/31	1,030,749	1,024,491
Engineering Research and Consulting LLC
First Lien Term Loan B
9.313% (3 Month SOFR + 5.00%), due 8/15/31 (b)	2,394,000	2,298,240
	Principal Amount	Value

Aerospace & Defense (continued)
GOAT Holdco LLC
First Lien Term Loan B
7.32% (1 Month SOFR + 3.00%), due 1/27/32 (b)	$ 3,333,333	$ 3,283,930
Kaman Corp.
First Lien Initial Term Loan 7.025% - 7.068%
(3 Month SOFR + 2.75%, 6 Month SOFR + 2.75%), due 2/26/32 (b)	1,827,587	1,798,802
SkyMiles IP Ltd.
First Lien Initial Term Loan
8.022% (3 Month SOFR + 3.75%), due 10/20/27 (b)	1,629,495	1,640,358
TransDigm, Inc. (b)
First Lien Tranche Term Loan L
6.799% (3 Month SOFR + 2.50%), due 1/19/32	995,000	983,530
First Lien Facility Tranche Term Loan I
7.049% (3 Month SOFR + 2.75%), due 8/24/28	4,941,100	4,928,747
First Lien Tranche Term Loan K
7.049% (3 Month SOFR + 2.75%), due 3/22/30	3,316,703	3,304,266
		36,666,344
Animal Food 0.3%
Alltech, Inc.
First Lien Term Loan B2
8.686% (1 Month SOFR + 4.25%), due 8/13/30 (b)	4,435,190	4,361,269
Automobile 3.1%
American Auto Auction Group LLC
First Lien Tranche Term Loan B
8.799% (3 Month SOFR + 4.50%), due 12/30/27 (b)	5,805,825	5,791,310
Autokiniton US Holdings, Inc.
First Lien Term Loan B
8.436% (1 Month SOFR + 4.00%), due 4/6/28 (b)	3,983,032	3,914,990
Belron Finance 2019 LLC
First Lien 2031 Dollar Incremental Term Loan
7.052% (3 Month SOFR + 2.75%), due 10/16/31 (b)	6,123,077	6,102,026
Clarios Global LP (b)
First Lien 2024 Dollar Term Loan
6.822% (1 Month SOFR + 2.50%), due 5/6/30	6,396,469	6,268,539
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Automobile (continued)
Clarios Global LP (b) (continued)
First Lien Amendment No. 6 Dollar Term Loan
7.072% (1 Month SOFR + 2.75%), due 1/28/32	$ 4,500,000	$ 4,414,221
First Brands Group LLC (b)
First Lien 2021 Term Loan
9.541% (3 Month SOFR + 5.00%), due 3/30/27	1,312,821	1,216,821
First Lien 2022-II Incremental Term Loan
9.541% (3 Month SOFR + 5.00%), due 3/30/27	4,168,148	3,864,657
Gates Global LLC
First Lien Initial Dollar Term Loan B5
6.072% (1 Month SOFR + 1.75%), due 6/4/31 (b)	6,467,500	6,403,834
Mavis Tire Express Services Topco Corp.
First Lien 2025 Incremental Term Loan
7.313% (3 Month SOFR + 3.00%), due 5/4/28 (b)	3,586,496	3,538,677
Wand NewCo 3, Inc.
First Lien Initial Term Loan
6.822% (1 Month SOFR + 2.50%), due 1/30/31 (b)	6,157,660	6,065,296
		47,580,371
Banking 0.5%
Edelman Financial Engines Center LLC (The)
First Lien Initial Term Loan
7.322% (1 Month SOFR + 3.00%), due 4/7/28 (b)	5,526,874	5,499,239
Jane Street Group LLC
First Lien Extended Term Loan
6.313% (3 Month SOFR + 2.00%), due 12/15/31 (b)	1,994,792	1,964,870
		7,464,109
Beverage, Food & Tobacco 1.3%
CHG PPC Parent LLC
First Lien 2021-1 US Term Loan
7.436% (1 Month SOFR + 3.00%), due 12/8/28 (b)	4,185,344	4,164,417
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
8.295% (3 Month SOFR + 4.00%), due 12/9/31 (b)	3,030,303	3,009,469
	Principal Amount	Value

Beverage, Food & Tobacco (continued)
Froneri International Ltd.
First Lien Facility Term Loan B4
6.237% (6 Month SOFR + 2.00%), due 9/30/31 (b)	$ 2,886,863	$ 2,863,046
Naked Juice LLC (b)
First Lien Second Out Term Loan
7.558% (3 Month SOFR + 3.25%), due 1/24/29	305,803	183,482
First Lien First Out Term Loan
9.708% (3 Month SOFR + 5.50%), due 1/24/29	1,057,931	1,036,773
First Lien Third Out Term Loan
10.308% (3 Month SOFR + 6.00%), due 1/24/30	305,803	76,451
Pegasus Bidco BV
First Lien 2024-2 Dollar Term Loan
7.573% (3 Month SOFR + 3.25%), due 7/12/29 (b)	4,301,713	4,280,205
Primo Brands Corp.
First Lien 2025 Refinancing Term Loan
6.549% (3 Month SOFR + 2.25%), due 3/31/28 (b)	4,738,554	4,696,243
		20,310,086
Broadcasting & Entertainment 1.1%
Altice France SA
First Lien Term Loan B14
9.756% (3 Month SOFR + 5.50%), due 8/15/28 (b)	3,522,591	3,143,913
Charter Communications Operating LLC
First Lien Term Loan B5
6.548% (3 Month SOFR + 2.25%), due 12/15/31 (b)	1,995,000	1,986,583
CMG Media Corp.
First Lien Facility Term Loan
7.899% (3 Month SOFR + 3.50%), due 6/18/29 (b)	2,544,668	2,397,556
Gray Media, Inc.
First Lien Term Loan D
7.438% (1 Month SOFR + 3.00%), due 12/1/28 (b)	2,299,627	2,112,065
Nexstar Media, Inc.
First Lien Term Loan B4
6.936% (1 Month SOFR + 2.50%), due 9/18/26 (b)	2,536,536	2,532,731

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Broadcasting & Entertainment (continued)
Univision Communications, Inc. (b)
First Lien Initial Term Loan
7.686% (1 Month SOFR + 3.25%), due 1/31/29	$ 4,369,740	$ 4,129,404
First Lien 2022 Incremental Term Loan
8.549% (3 Month SOFR + 4.25%), due 6/25/29	911,719	877,529
		17,179,781
Buildings & Real Estate 1.6%
AllSpring Buyer LLC
First Lien 2024 Specified Refinancing Term Loan
7.313% (3 Month SOFR + 3.00%), due 11/1/30 (b)	3,627,774	3,615,984
Core & Main LP
First Lien Tranche Term Loan D
6.27% (6 Month SOFR + 2.00%), due 7/27/28 (b)	4,546,118	4,526,229
Cornerstone Building Brands, Inc.
First Lien New Term Loan B
7.672% (1 Month SOFR + 3.25%), due 4/12/28 (b)	4,332,387	3,763,761
Cushman & Wakefield US Borrower LLC
First Lien 2024-3 Term Loan
7.572% (1 Month SOFR + 3.25%), due 1/31/30 (b)	202,604	202,604
LSF12 Crown US Commercial Bidco LLC
First Lien Term Loan
8.569% (1 Month SOFR + 4.25%), due 12/2/31 (b)	4,050,000	3,881,249
VC GB Holdings I Corp.
First Lien Initial Term Loan
8.061% (3 Month SOFR + 3.50%), due 7/23/28 (b)	2,132,128	2,031,918
WEC US Holdings, Inc.
First Lien Initial Term Loan
6.574% (1 Month SOFR + 2.25%), due 1/27/31 (b)	2,936,607	2,908,618
Wilsonart LLC
First Lien Initial Term Loan
8.549% (3 Month SOFR + 4.25%), due 8/5/31 (b)	3,478,760	3,359,901
		24,290,264
	Principal Amount	Value

Capital Equipment 0.9%
AZZ, Inc.
First Lien Initial Term Loan
6.822% (1 Month SOFR + 2.50%), due 5/14/29 (b)	$ 2,677,692	$ 2,671,668
CPM Holdings, Inc.
First Lien Initial Term Loan
8.824% (1 Month SOFR + 4.50%), due 9/28/28 (b)	1,970,038	1,901,086
Crosby US Acquisition Corp.
First Lien Amendment No. 4 Replacement Term Loan
7.825% (1 Month SOFR + 3.50%), due 8/16/29 (b)	2,381,265	2,377,693
Discovery Energy Holding Corp.
First Lien Initial Dollar Term Loan
8.049% (3 Month SOFR + 3.75%), due 5/1/31 (b)	3,758,833	3,669,561
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.799% (3 Month SOFR + 2.50%), due 8/4/31 (b)	1,994,987	1,968,388
MIWD Holdco II LLC
First Lien 2024 Incremental Term Loan
7.322% (1 Month SOFR + 3.00%), due 3/28/31 (b)	1,624,091	1,595,416
		14,183,812
Cargo Transport 0.2%
Stonepeak Nile Parent LLC
First Lien Initial Term Loan
6.98% (3 Month SOFR + 2.75%), due 4/9/32 (b)	2,678,571	2,633,371
Chemicals, Plastics & Rubber 6.4%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
8.422% (1 Month SOFR + 4.00%), due 11/24/27	1,265,425	1,233,790
First Lien 2022 Incremental Term Loan
9.072% (1 Month SOFR + 4.75%), due 11/24/27 (e)(f)	1,466,250	1,429,594
Bakelite US Holdco, Inc.
First Lien Initial Term Loan
8.049% (3 Month SOFR + 3.75%), due 12/23/31 (b)	5,985,000	5,663,306
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Chemicals, Plastics & Rubber (continued)
Clydesdale Acquisition Holdings, Inc. (b)
First Lien 2025 Incremental Delayed Draw Commitment Term Loan B
7.48% (3 Month SOFR + 3.25%), due 4/1/32	$ 2,103	$ 2,086
First Lien Term Loan B
7.497% (1 Month SOFR + 3.175%), due 4/13/29	4,054,416	4,019,572
First Lien 2025 Incremental Cloasing Date Term Loan B
7.548% (3 Month SOFR + 3.25%), due 4/1/32	4,009,897	3,976,815
Fortis 333, Inc.
First Lien Dollar Term Loan B
7.803% (3 Month SOFR + 3.50%), due 3/29/32 (b)	6,600,001	6,451,501
Glatfelter Corp.
First Lien Term Loan
8.563% (3 Month SOFR + 4.25%), due 11/4/31 (b)	4,159,575	3,975,859
INEOS US Finance LLC
First Lien 2030 Dollar Term Loan
7.572% (1 Month SOFR + 3.25%), due 2/18/30 (b)	3,315,373	3,108,162
INEOS US Petrochem LLC
First Lien New Term Loan B1
8.672% (1 Month SOFR + 4.25%), due 4/2/29 (b)	3,445,101	2,945,561
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.686% (1 Month SOFR + 4.25%), due 3/16/29 (b)	6,735,775	6,612,289
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
6.572% (1 Month SOFR + 2.25%), due 5/5/28 (b)	3,653,338	3,634,564
Koppers, Inc.
First Lien 2023 Term Loan B2
6.82% (1 Month SOFR + 2.50%), due 4/10/30 (b)	4,421,755	4,394,119
Lonza Group AG
First Lien USD Facility Term Loan B
8.324% (3 Month SOFR + 3.925%), due 7/3/28 (b)	3,278,141	2,968,357
Nouryon Finance BV (b)
First Lien November 2024 Dollar Term Loan B1
7.553% (3 Month SOFR + 3.25%), due 4/3/28	6,207,613	6,168,815
	Principal Amount	Value

Chemicals, Plastics & Rubber (continued)
Nouryon Finance BV (b) (continued)
First Lien November 2024 Dollar Term Loan B2
7.554% (3 Month SOFR + 3.25%), due 4/3/28	$ 1,234,430	$ 1,236,744
Olympus Water US Holding Corp.
First Lien Dollar Term Loan B6
7.299% (3 Month SOFR + 3.00%), due 6/23/31 (b)	2,950,164	2,910,419
OQ Chemicals International Holding GmbH
First Lien Tranche Term Loan B2
7.097% (3 Month SOFR + 2.712%), due 4/8/31 (b)(g)	3,504,829	3,014,153
Pasadena Performance Products LLC
First Lien Term Loan B
7.752% (6 Month SOFR + 3.50%), due 3/1/32 (b)	2,000,000	1,987,500
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
7.28% (3 Month SOFR + 3.00%), due 1/31/29 (b)	7,650,498	7,568,530
Sparta US HoldCo LLC
First Lien Term Loan
7.319% (1 Month SOFR + 3.00%), due 8/2/30 (b)	2,031,750	1,991,115
TricorBraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
7.686% (1 Month SOFR + 3.25%), due 3/3/28 (b)	5,731,831	5,643,464
Tronox Finance LLC
First Lien 2024 Term Loan B2
6.549% (3 Month SOFR + 2.25%), due 4/4/29 (b)	3,527,733	3,305,045
Vibrantz Technologies, Inc.
First Lien Initial Term Loan
8.642% (3 Month SOFR + 4.25%), due 4/23/29 (b)	5,850,000	5,220,312
Windsor Holdings III LLC
First Lien 2025 Refinancing Term Loan B
7.073% (1 Month SOFR + 2.75%), due 8/1/30 (b)	4,927,874	4,850,876
WR Grace Holdings LLC
First Lien Initial Term Loan
7.549% (3 Month SOFR + 3.25%), due 9/22/28 (b)	3,386,250	3,315,704
		97,628,252

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Commercial Services 0.4%
Champions Financing, Inc.
First Lien Initial Term Loan
9.072% (3 Month SOFR + 4.75%), due 2/6/29 (b)	$ 1,989,975	$ 1,766,103
Prime Security Services Borrower LLC
First Lien 2024-1 Refinancing Term Loan B1
6.319% (1 Month SOFR + 2.00%), due 10/15/30 (b)	4,962,594	4,933,905
		6,700,008
Construction & Buildings 0.3%
Queen MergerCo, Inc.
First Lien Term Loan B
7.053% (1 Year SOFR + 3.00%), due 4/30/32 (b)	3,500,000	3,495,625
Star Holding LLC
First Lien Term Loan B
8.822% (1 Month SOFR + 4.50%), due 7/18/31 (b)	1,393,000	1,308,724
		4,804,349
Consumer Durables 0.1%
SWF Holdings I Corp. (b)
First Lien Initial Tranche Term Loan A2
8.436% (1 Month SOFR + 4.00%), due 10/6/28	1,024,626	845,316
First Lien Tranche Term Loan A1
8.822% (1 Month SOFR + 4.50%), due 12/19/29	642,857	639,643
		1,484,959
Containers, Packaging & Glass 2.6%
Alliance Laundry Systems LLC
First Lien Initial Term Loan B
7.072% (1 Month SOFR + 2.75%), due 8/19/31 (b)	2,571,428	2,547,722
Altium Packaging LLC
First Lien 2024 Refinancing Term Loan
6.822% (1 Month SOFR + 2.50%), due 6/11/31 (b)	2,970,109	2,888,431
Berlin Packaging LLC
First Lien 2024-2 Replacement Term Loan 7.799% - 7.824%
(1 Month SOFR + 3.50%, 3 Month SOFR + 3.50%), due 6/9/31 (b)	6,097,300	6,050,619
	Principal Amount	Value

Containers, Packaging & Glass (continued)
Charter Next Generation, Inc.
First Lien 2024 Replacement Term Loan
7.071% (1 Month SOFR + 2.75%), due 11/29/30 (b)	$ 5,911,569	$ 5,887,556
Graham Packaging Co., Inc.
First Lien Initial Term Loan
6.822% (1 Month SOFR + 2.50%), due 8/4/27 (b)	3,788,694	3,778,749
Mauser Packaging Solutions Holding Co.
First Lien Initial Facility Term Loan
7.319% (1 Month SOFR + 3.00%), due 4/15/27 (b)	179,667	176,747
Pretium Packaging LLC
First Lien Initial Tranche Term Loan A1
8.189% (0.70% PIK) (3 Month SOFR + 3.899%), due 10/2/28 (b)(d)	3,441,102	1,915,548
Pretium PKG Holdings, Inc. (b)
First Lien Third Amendment Tranche Term Loan A
8.041% (1.25% PIK) (3 Month SOFR + 3.75%), due 10/2/28 (d)	2,135,547	2,122,200
Second Lien Initial Term Loan
11.309% (3 Month SOFR + 6.75%), due 9/30/29 (e)	1,750,000	323,750
ProAmpac PG Borrower LLC
First Lien 2024 Term Loan B 8.256% - 8.323%
(3 Month SOFR + 4.00%), due 9/15/28 (b)	4,623,384	4,528,027
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
8.686% (1 Month SOFR + 4.25%), due 7/7/28 (b)	4,837,500	4,257,000
Trident TPI Holdings, Inc.
First Lien Tranche Term Loan B7
8.049% (3 Month SOFR + 3.75%), due 9/15/28 (b)	5,015,249	4,844,941
		39,321,290
Diversified/Conglomerate Manufacturing 1.9%
Allied Universal Holdco LLC
First Lien Initial US Dollar Term Loan
8.172% (1 Month SOFR + 3.75%), due 5/12/28 (b)	10,833,847	10,817,260
Filtration Group Corp.
First Lien 2025 Incremental Dollar Term Loan
7.322% (1 Month SOFR + 3.00%), due 10/23/28 (b)	5,639,089	5,629,221
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Diversified/Conglomerate Manufacturing (continued)
GYP Holdings III Corp.
First Lien Term Loan B
6.572% (1 Month SOFR + 2.25%), due 5/13/30 (b)	$ 562,244	$ 560,135
Iron Mountain, Inc.
First Lien Amendment No. 1 Incremental Term Loan
6.322% (1 Month SOFR + 2.00%), due 1/31/31 (b)	1,639,742	1,625,394
LTI Holdings, Inc.
First Lien 2024 Term Loan
8.572% (1 Month SOFR + 4.25%), due 7/29/29 (b)	3,582,000	3,401,109
Quikrete Holdings, Inc. (b)
First Lien Term Loan B1
6.572% (1 Month SOFR + 2.25%), due 4/14/31	2,897,567	2,840,134
First Lien Term Loan B3
6.572% (1 Month SOFR + 2.25%), due 2/10/32	4,000,000	3,917,500
		28,790,753
Diversified/Conglomerate Service 1.8%
Applied Systems, Inc.
First Lien Term Loan B
7.049% (3 Month SOFR + 2.75%), due 2/24/31 (b)	5,397,104	5,382,262
Blackhawk Network Holdings, Inc.
First Lien Term Loan B2
8.322% (1 Month SOFR + 4.00%), due 3/12/29 (b)	4,962,562	4,952,816
Genesys Cloud Services, Inc.
First Lien 2025 Dollar Term Loan
6.822% (1 Month SOFR + 2.50%), due 1/30/32 (b)	7,980,000	7,862,790
MKS Instruments, Inc.
First Lien 2025-1 Dollar Term Loan B
6.323% (1 Month SOFR + 2.00%), due 8/17/29 (b)	4,328,041	4,288,365
TruGreen LP
First Lien Term Loan B
8.422% (1 Month SOFR + 4.00%), due 11/2/27 (b)	5,228,015	4,907,799
		27,394,032
	Principal Amount	Value

Ecological 0.5%
Discovery Purchaser Corp.
First Lien Term Loan
8.022% (3 Month SOFR + 3.75%), due 10/4/29 (b)	$ 3,500,000	$ 3,475,938
GFL Environmental Services, Inc.
First Lien Initial Term Loan
6.819% (3 Month SOFR + 2.50%), due 3/3/32 (b)	4,200,000	4,137,000
		7,612,938
Electronics 5.8%
Camelot US Acquisition LLC
First Lien Incremental Term Loan B
7.072% (1 Month SOFR + 2.75%), due 1/31/31 (b)	3,687,730	3,628,955
Castle U.S. Holding Corp. (b)
First Lien Second Out Dollar Term Loan B1
8.685% (1 Month SOFR + 4.25%), due 5/31/30	151,658	101,611
First Lien Second Out Dollar Term Loan B2
8.935% (1 Month SOFR + 4.50%), due 5/31/30	2,366,401	1,585,489
First Lien Initial First Out Dollar Term Loan
10.33% (3 Month SOFR + 6.00%), due 4/29/30	978,075	931,440
CommScope, Inc.
First Lien Initial Term Loan
9.572% (1 Month SOFR + 5.25%), due 12/18/29 (b)	6,059,368	5,928,080
CoreLogic, Inc.
First Lien Initial Term Loan
7.936% (1 Month SOFR + 3.50%), due 6/2/28 (b)	7,311,190	7,194,664
DCert Buyer, Inc.
First Lien Initial Term Loan
8.322% (1 Month SOFR + 4.00%), due 10/16/26 (b)	1,797,285	1,735,129
Eagle Parent Corp.
First Lien Initial Term Loan
8.549% (3 Month SOFR + 4.25%), due 4/2/29 (b)	2,731,445	2,605,115
ECI Macola/Max Holding LLC
First Lien Term Loan B
7.549% (3 Month SOFR + 3.25%), due 5/9/30 (b)	3,352,388	3,337,024

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Electronics (continued)
Epicor Software Corp.
First Lien Term Loan E
7.072% (1 Month SOFR + 2.75%), due 5/30/31 (b)	$ 7,226,322	$ 7,185,674
Flexera Software LLC
First Lien Term Loan B3
7.299% (3 Month SOFR + 3.00%), due 3/3/28 (b)	4,649,013	4,618,795
Gainwell Acquisition Corp.
First Lien Term Loan B
8.399% (3 Month SOFR + 4.00%), due 10/1/27 (b)	2,059,112	1,910,469
ION Trading Finance Ltd.
First Lien 2024 Dollar Term Loan B
7.799% (3 Month SOFR + 3.50%), due 4/3/28 (b)	2,771,213	2,764,285
MH Sub I LLC (b)
First Lien Term Loan
8.572% (1 Month SOFR + 4.25%), due 5/3/28	6,095,744	5,719,838
First Lien 2024 December New Term Loan
8.572% (1 Month SOFR + 4.25%), due 12/31/31	4,448,100	3,893,013
Project Alpha Intermediate Holding, Inc. (b)
First Lien Second Amendment Refinancing Term Loan
7.549% (6 Month SOFR + 3.25%), due 10/28/30	6,435,163	6,370,811
Second Lien Term Loan
8.777% (1 Year SOFR + 5.00%), due 11/22/32	1,000,000	995,312
Proofpoint, Inc.
First Lien Term Loan
7.322% (1 Month SOFR + 3.00%), due 8/31/28 (b)	7,384,971	7,335,351
Rocket Software, Inc.
First Lien Term Loan
8.572% (1 Month SOFR + 4.25%), due 11/28/28 (b)	5,094,150	5,053,850
Sharp Services LLC
First Lien Term Loan B
7.549% (3 Month SOFR + 3.25%), due 1/2/29 (b)	5,045,367	5,023,294
SS&C Technologies, Inc.
First Lien Term Loan B8
6.325% (1 Month SOFR + 2.00%), due 5/9/31 (b)	3,648,575	3,640,822
	Principal Amount	Value

Electronics (continued)
Vertiv Group Corp.
First Lien Amendment No. 5 Term Loan B3
6.069% (1 Month SOFR + 1.75%), due 3/2/27 (b)	$ 3,716,609	$ 3,700,813
VS Buyer LLC
First Lien 2024-1 Refinancing Term Loan
7.019% (3 Month SOFR + 2.75%), due 4/14/31 (b)	3,554,048	3,545,162
		88,804,996
Energy (Electricity) 0.9%
Alpha Generation LLC
First Lien Initial Term Loan B
7.072% (1 Month SOFR + 2.75%), due 9/30/31 (b)	895,500	894,660
Cogentrix Finance Holdco I LLC
First Lien Term Loan
7.072% (1 Month SOFR + 2.75%), due 2/13/32 (b)	3,750,000	3,745,312
Lightning Power LLC
First Lien Initial Term Loan B
6.549% (3 Month SOFR + 2.25%), due 8/18/31 (b)	3,480,006	3,467,680
Reworld Holding Corp. (b)
First Lien Term Loan B
6.579% (1 Month SOFR + 2.25%), due 11/30/28	4,907,401	4,875,198
First Lien Term Loan C
6.579% (1 Month SOFR + 2.25%), due 11/30/28	377,966	375,486
		13,358,336
Entertainment 1.5%
Alterra Mountain Co. (b)
First Lien Term Loan B6
7.072% (1 Month SOFR + 2.75%), due 8/17/28	4,695,067	4,695,067
First Lien Term Loan B7
7.322% (1 Month SOFR + 3.00%), due 5/31/30	2,284,783	2,284,783
Delta 2 (Lux) SARL
First Lien Term Loan B
6.299% (3 Month SOFR + 2.00%), due 9/30/31 (b)	1,333,333	1,320,556
Endeavor Operating Co. LLC
First Lien Term Loan B
7.322% (1 Month SOFR + 3.00%), due 3/24/32 (b)	4,000,000	3,933,332
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Entertainment (continued)
Fertitta Entertainment LLC
First Lien Initial Term Loan B
7.822% (1 Month SOFR + 3.50%), due 1/29/29 (b)	$ 4,875,782	$ 4,746,438
Great Canadian Gaming Corp.
First Lien Term Loan B
9.053% (3 Month SOFR + 4.75%), due 11/1/29 (b)	1,550,274	1,486,712
J&J Ventures Gaming LLC
First Lien 2025 Term Loan
7.822% (1 Month SOFR + 3.50%), due 4/26/30 (b)	5,301,705	5,041,592
		23,508,480
Finance 7.1%
AAdvantage Loyalty IP Ltd.
First Lien Term Loan
6.522% (3 Month SOFR + 2.25%), due 4/20/28 (b)	4,030,000	3,938,487
ADMI Corp. (b)
First Lien Amendment No. 4 Refinancing Term Loan
7.811% (1 Month SOFR + 3.375%), due 12/23/27	911,628	876,302
First Lien Amendment No. 5 Term Loan
8.186% (1 Month SOFR + 3.75%), due 12/23/27	3,618,750	3,513,202
AlixPartners LLP
First Lien Initial Dollar Term Loan
6.936% (1 Month SOFR + 2.50%), due 2/4/28 (b)	2,314,051	2,311,158
Ascensus Group Holdings, Inc.
First Lien 2024 Term Loan B
7.322% (1 Month SOFR + 3.00%), due 8/2/28 (b)	6,814,476	6,776,144
Azorra SOAR Finance Ltd.
First Lien Initial Term Loan
7.799% (3 Month SOFR + 3.50%), due 10/18/29 (b)	2,985,000	2,970,075
Boost Newco Borrower LLC
First Lien Term Loan B2
6.299% (3 Month SOFR + 4.175%), due 1/31/31 (b)	4,987,500	4,978,148
Boxer Parent Co., Inc.
First Lien 2031 Replacement Dollar Term Loan
7.322% (1 Month SOFR + 3.00%), due 7/30/31 (b)	6,320,686	6,185,581
	Principal Amount	Value

Finance (continued)
Covia Holdings LLC
First Lien Initial Term Loan
7.568% (3 Month SOFR + 3.25%), due 2/13/32 (b)	$ 2,700,000	$ 2,691,562
Deerfield Dakota Holding LLC
First Lien Initial Dollar Term Loan
8.049% (3 Month SOFR + 3.75%), due 4/9/27 (b)	5,214,297	4,937,940
Focus Financial Partners LLC
First Lien Incremental Tranche Term Loan B
7.072% (1 Month SOFR + 2.75%), due 9/15/31 (b)	1,396,500	1,377,548
GTCR Everest Borrower LLC
First Lien Initial Term Loan
7.049% (3 Month SOFR + 2.75%), due 9/5/31 (b)	748,125	742,648
LBM Acquisition LLC
First Lien Amendment No. 3 Incremental Term Loan
8.179% (1 Month SOFR + 3.75%), due 6/6/31 (b)	5,582,167	5,313,525
Leia Finco US LLC
First Lien Initial Term Loan
7.458% (3 Month SOFR + 3.25%), due 10/9/31 (b)	1,800,000	1,786,822
LSF11 Trinity Bidco, Inc.
First Lien Initial Term Loan
7.32% (1 Month SOFR + 3.00%), due 6/14/30 (b)	3,631,748	3,622,668
Minimax Viking GmbH
First Lien Senior USD Facility Term Loan B
6.572% (1 Month SOFR + 2.25%), due 2/20/32 (b)	2,057,143	2,046,857
Newfold Digital Holdings Group, Inc.
First Lien Initial Term Loan
7.936% (1 Month SOFR + 3.50%), due 2/10/28 (b)	5,531,408	3,067,625
Onex TSG Intermediate Corp.
First Lien Initial Term Loan
9.302% (3 Month SOFR + 4.75%), due 2/28/28 (b)	2,846,072	2,842,515
Orbit Private Holdings I Ltd. (b)
First Lien Term Loan
7.885% (1 Year SOFR + 3.75%), due 12/11/28	1,454,545	1,447,273
First Lien Term Loan B
8.035% (6 Month SOFR + 3.75%), due 12/11/28	3,552,855	3,535,090

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Finance (continued)
Park River Holdings, Inc.
First Lien Initial Term Loan
7.799% (3 Month SOFR + 3.25%), due 12/28/27 (b)	$ 4,460,174	$ 4,186,989
Peraton Corp.
First Lien Term Loan B
8.172% (1 Month SOFR + 3.75%), due 2/1/28 (b)	5,885,463	5,291,661
Pluto Acquisition I, Inc. (b)
First Lien Tranche Term Loan B
8.302% (3 Month SOFR + 4.00%), due 9/20/28	3,691,196	3,335,919
First Lien Term Loan A
9.803% (3 Month SOFR + 5.50%), due 6/20/28	1,860,294	1,874,246
Potters Borrower LP
First Lien 2025 Refinancing Term Loan
7.317% (3 Month SOFR + 3.00%), due 12/14/27 (b)	1,508,789	1,503,131
RealPage, Inc.
First Lien Initial Term Loan
7.561% (3 Month SOFR + 3.00%), due 4/24/28 (b)	3,426,141	3,391,880
RealTruck Group, Inc.
First Lien Initial Term Loan
7.936% (1 Month SOFR + 3.50%), due 1/31/28 (b)	5,793,709	5,383,323
Russell Investments US Institutional Holdco, Inc.
First Lien 2027 Commitment Term Loan
9.28% (1.50% PIK) (3 Month SOFR + 5.00%), due 5/28/27 (b)(d)	5,661,674	5,258,280
Spa Holdings 3 Oy
First Lien USD Facility Term Loan B
8.311% (3 Month SOFR + 3.75%), due 2/4/28 (b)	3,074,372	3,035,943
WCG Intermediate Corp.
First Lien 2025 Refinancing Term Loan
7.322% (1 Month SOFR + 3.00%), due 2/25/32 (b)	6,500,000	6,409,273
WIN Waste Innovations Holdings, Inc.
First Lien New Term Loan B
7.186% (1 Month SOFR + 2.75%), due 3/24/28 (b)	4,204,132	4,146,325
		108,778,140
	Principal Amount	Value

Healthcare 2.3%
AHP Health Partners, Inc.
First Lien 2024 Term Loan B
7.072% (1 Month SOFR + 2.75%), due 8/24/28 (b)	$ 1,727,778	$ 1,723,997
Chariot Buyer LLC
First Lien Initial Term Loan
7.672% (1 Month SOFR + 3.25%), due 11/3/28 (b)	6,969,320	6,875,980
CHG Healthcare Services, Inc.
First Lien Refinancing Term Loan 7.299% - 7.313%
(3 Month SOFR + 3.00%), due 9/29/28 (b)	5,991,187	5,965,910
ICU Medical, Inc.
First Lien Tranche Term Loan B
6.949% (3 Month SOFR + 2.50%), due 1/8/29 (b)	4,058,677	4,018,091
LSCS Holdings, Inc.
First Lien Term Loan
8.799% (3 Month SOFR + 4.50%), due 2/20/32 (b)	4,656,000	4,530,288
Medical Solutions Holdings, Inc.
First Lien Term Loan
7.88% (3 Month SOFR + 3.50%), due 11/1/28 (b)	1,997,190	1,204,971
Medline Borrower LP
First Lien Dollar Incremental Term Loan
6.572% (1 Month SOFR + 2.25%), due 10/23/28 (b)	9,384,443	9,318,752
US Anesthesia Partners, Inc.
First Lien Initial Term Loan
8.688% (1 Month SOFR + 4.25%), due 10/2/28 (b)	1,871,217	1,848,118
		35,486,107
Healthcare & Pharmaceuticals 1.6%
1261229 BC Ltd.
First Lien Initial Term Loan
10.57% (1 Month SOFR + 6.25%), due 10/8/30 (b)	3,500,000	3,295,834
Bausch + Lomb Corp.
First Lien Initial Term Loan
7.67% (1 Month SOFR + 3.25%), due 5/10/27 (b)	3,852,968	3,797,239
Concentra Health Services, Inc.
First Lien Tranche Term Loan B1
6.322% (1 Month SOFR + 2.00%), due 7/28/31 (b)	935,156	932,818
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Healthcare & Pharmaceuticals (continued)
Embecta Corp.
First Lien Initial Term Loan
7.313% (3 Month SOFR + 3.00%), due 3/30/29 (b)	$ 4,344,729	$ 4,298,566
Owens & Minor, Inc.
First Lien Initial Term Loan B1
8.172% (1 Month SOFR + 3.75%), due 3/29/29 (b)	2,406,667	2,256,250
Pediatric Associates Holding Co. LLC
First Lien Initial Term Loan
7.791% (3 Month SOFR + 3.25%), due 12/29/28 (b)	3,274,643	3,020,858
Phoenix Newco, Inc.
First Lien Sixth Amendment Term Loan
6.822% (1 Month SOFR + 2.50%), due 11/15/28 (b)	5,576,310	5,540,064
Physician Partners LLC (b)
First Lien Initial Tranche Term Loan B1
8.449% (3 Month SOFR + 4.00%), due 12/31/29	1,339,377	696,476
First Lien Tranche Term Loan C
9.949% (4.00% PIK) (3 Month SOFR + 5.50%), due 12/31/30 (d)	831,682	170,495
Surgery Center Holdings, Inc.
First Lien 2024 Refinancing Term Loan
7.07% (1 Month SOFR + 2.75%), due 12/19/30 (b)	532,125	529,982
		24,538,582
Healthcare, Education & Childcare 3.0%
Agiliti Health, Inc.
First Lien Term Loan 7.216% - 7.298%
(3 Month SOFR + 3.00%, 6 Month SOFR + 3.00%), due 5/1/30 (b)	4,772,425	4,589,484
Amneal Pharmaceuticals LLC
First Lien Term Loan
9.822% (1 Month SOFR + 5.50%), due 5/4/28 (b)	6,673,009	6,650,068
AthenaHealth Group, Inc.
First Lien Initial Term Loan
7.322% (1 Month SOFR + 3.00%), due 2/15/29 (b)	10,752,816	10,652,008
Carestream Health, Inc.
First Lien Term Loan
11.899% (3 Month SOFR + 7.50%), due 9/30/27 (b)	2,411,382	1,326,260
	Principal Amount	Value

Healthcare, Education & Childcare (continued)
Ecovyst Catalyst Technologies LLC
First Lien Second Amendment Term Loan
6.28%, due 6/12/31	$ 1,920,394	$ 1,883,906
Elanco Animal Health, Inc.
First Lien Term Loan
6.174% (1 Month SOFR + 1.75%), due 8/2/27 (b)	1,751,424	1,739,747
Insulet Corp.
First Lien 2024-A Incremental Term Loan
6.822% (1 Month SOFR + 2.50%), due 8/1/31 (b)	3,307,560	3,302,599
Journey Personal Care Corp.
First Lien Term Loan B
8.049% (3 Month SOFR + 3.75%), due 3/1/28 (b)	4,825,596	4,771,309
Mallinckrodt plc
First Lien Second Out Term Loan
14.00% (1 Month SOFR + 9.50%), due 11/14/28 (b)	554,395	573,337
National Mentor Holdings, Inc. (b)
First Lien Initial Term Loan 8.149% - 8.172%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 3/2/28	2,109,428	2,005,463
First Lien Initial Term Loan C
8.149% (3 Month SOFR + 3.75%), due 3/2/28	79,651	75,725
Organon & Co.
First Lien 2024 Refinancing Dollar Term Loan
6.57% (1 Month SOFR + 2.25%), due 5/19/31 (b)	4,353,831	4,136,139
Petco Health & Wellness Co., Inc.
First Lien Initial Term Loan
7.811% (3 Month SOFR + 3.25%), due 3/3/28 (b)	1,534,215	1,332,371
Select Medical Corp.
First Lien Tranche Term Loan B2
6.322% (1 Month SOFR + 2.00%), due 12/3/31 (b)	416,605	415,216
Sound Inpatient Physicians Holdings LLC (b)(d)
First Lien PIK Term Loan B
8.061% (1.50% PIK) (3 Month SOFR + 3.50%), due 6/28/28	1,648,471	1,483,624
First Lien Tranche Term Loan A
10.061% (1.00% PIK) (3 Month SOFR + 5.50%), due 6/28/28	334,715	339,735
		45,276,991

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
High Tech Industries 3.5%
Altar Bidco, Inc.
First Lien Term Loan B
7.247% (1 Year SOFR + 3.10%), due 2/1/29 (b)	$ 4,000,539	$ 3,888,856
AP Gaming I LLC
First Lien Term Loan B
8.072% (1 Month SOFR + 3.75%), due 2/15/29 (b)	5,506,159	5,497,559
Central Parent LLC
First Lien 2024 Refinancing Term Loan
7.549% (3 Month SOFR + 3.25%), due 7/6/29 (b)	1,990,000	1,655,569
Clearwater Analytics LLC
First Lien Initial Term Loan
6.519% (3 Month SOFR + 2.25%), due 4/21/32 (b)	4,000,000	3,980,000
Hanesbrands, Inc.
First Lien Initial Trance Term Loan B
7.072% (1 Month SOFR + 2.75%), due 3/8/32 (b)	4,046,186	3,985,493
Javelin Buyer, Inc.
First Lien Term Loan
7.563% (3 Month SOFR + 3.25%), due 12/5/31 (b)	1,200,000	1,195,126
Modena Buyer LLC
First Lien Initial Term Loan
8.78% (3 Month SOFR + 4.50%), due 7/1/31 (b)	3,482,500	3,291,833
NAB Holdings LLC
First Lien 2025 Refinancing Term Loan
6.799% (3 Month SOFR + 2.50%), due 11/24/28 (b)	287,654	284,507
Neon Maple US Debt Mergersub, Inc.
First Lien Tranche Term Loan B1
7.322%, due 11/17/31	5,100,000	5,058,562
Open Text Corp.
First Lien Term Loan B
6.072% (1 Month SOFR + 1.75%), due 1/31/30 (b)	1,624,381	1,617,838
Plusgrade, Inc.
First Lien 2025 Replacement Initial Term Loan
7.799% (3 Month SOFR + 3.50%), due 3/3/31 (b)	3,426,429	3,255,107
Sandisk Corp.
First Lien Term Loan B
7.33% (3 Month SOFR + 3.00%), due 2/21/32 (b)	7,500,000	7,200,000
	Principal Amount	Value

High Tech Industries (continued)
Scientific Games Holdings LP
First Lien 2024 Refinancing Dollar Term Loan
7.285% (3 Month SOFR + 3.00%), due 4/4/29 (b)	$ 4,259,557	$ 4,216,961
Sophos Holdings LLC
First Lien Dollar Tranche Term Loan
7.935% (1 Month SOFR + 3.50%), due 3/5/27 (b)	3,958,679	3,952,504
Star Parent, Inc.
First Lien Term Loan
8.299% (3 Month SOFR + 4.00%), due 9/27/30 (b)	4,455,000	4,299,583
		53,379,498
Hotel, Gaming & Leisure 0.7%
Flutter Financing BV
First Lien 2024 Refinancing Term Loan B
6.049% (3 Month SOFR + 1.75%), due 12/2/30 (b)	2,962,500	2,912,508
Hilton Domestic Operating Co., Inc.
First Lien Term Loan B4
6.077% (1 Month SOFR + 1.75%), due 11/8/30 (b)	1,720,157	1,707,083
Ontario Gaming GTA LP
First Lien Term Loan B
8.549% (3 Month SOFR + 4.25%), due 8/1/30 (b)	2,300,379	2,212,677
Tacala Investment Corp.
First Lien Amendment No. 2 Replacement Term Loan
7.822% (1 Month SOFR + 3.50%), due 1/31/31 (b)	3,584,015	3,572,815
		10,405,083
Hotels, Motels, Inns & Gaming 3.3%
Aimbridge Acquisition Co., Inc. (b)
First Lien FLFO Term Loan
9.935% (1 Month SOFR + 5.50%), due 3/11/30	511,178	508,622
Second Lien Second Out Term Loan
11.935% (6.00% PIK) (1 Month SOFR + 7.614%), due 3/11/30 (d)	511,178	490,731
Caesars Entertainment, Inc. (b)
First Lien 2023 Incremental Term Loan B
6.563% (3 Month SOFR + 2.25%), due 2/6/30	1,722,000	1,695,452
First Lien Term Loan B1
6.563% (3 Month SOFR + 2.25%), due 2/6/31	2,079,000	2,042,098
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Hotels, Motels, Inns & Gaming (continued)
Entain plc (b)
First Lien USD Facility Term Loan B
6.903% (3 Month SOFR + 2.50%), due 3/29/27	$ 4,640,712	$ 4,627,950
First Lien Facility Term Loan B3
7.053% (3 Month SOFR + 2.75%), due 10/31/29	1,568,163	1,565,714
Everi Holdings, Inc.
First Lien Term Loan B
6.936% (1 Month SOFR + 2.50%), due 8/3/28 (b)	3,859,690	3,851,971
Golden Entertainment, Inc.
First Lien Facility Term Loan B1
6.572% (1 Month SOFR + 2.25%), due 5/27/30 (b)	1,842,188	1,831,825
Light & Wonder International, Inc.
First Lien Term Loan B2
6.57% (1 Month SOFR + 2.25%), due 4/16/29 (b)	5,858,398	5,785,168
Oceankey US II Corp.
First Lien Initial Term Loan
7.922% (1 Month SOFR + 3.50%), due 12/15/28 (b)	4,019,666	3,979,469
Penn Entertainment, Inc.
First Lien Term Loan B
6.822% (1 Month SOFR + 2.50%), due 5/3/29 (b)	1,945,000	1,935,005
Station Casinos LLC
First Lien Facility Term Loan B
6.322% (1 Month SOFR + 2.00%), due 3/14/31 (b)	4,451,278	4,410,473
Travel + Leisure Co.
First Lien 2024 Incremental Term Loan
6.822% (1 Month SOFR + 2.50%), due 12/14/29 (b)	3,735,628	3,659,750
UFC Holdings LLC
First Lien Term Loan B4
6.58% (3 Month SOFR + 2.25%), due 11/21/31 (b)	7,356,563	7,347,367
Whatabrands LLC
First Lien 2024-2 Refinancing Term Loan B
6.822% (1 Month SOFR + 2.50%), due 8/3/28 (b)	6,454,847	6,412,303
		50,143,898
	Principal Amount	Value

Insurance 2.7%
Acrisure LLC
First Lien Term Loan B6
7.322% (1 Month SOFR + 3.00%), due 11/6/30 (b)	$ 3,283,521	$ 3,258,894
Alliant Holdings Intermediate LLC
First Lien Initial Term Loan
7.073% (1 Month SOFR + 2.75%), due 9/19/31 (b)	3,180,095	3,155,160
AssuredPartners, Inc.
First Lien 2024 Term Loan
7.822% (1 Month SOFR + 3.50%), due 2/14/31 (b)	6,930,000	6,927,838
Asurion LLC (b)
First Lien New Term Loan B12
8.572% (1 Month SOFR + 4.25%), due 9/19/30	2,961,979	2,825,728
First Lien New Term Loan B11
8.672% (1 Month SOFR + 4.25%), due 8/21/28	3,228,110	3,121,582
Second Lien New Term Loan B3
9.686% (1 Month SOFR + 5.25%), due 1/31/28	2,200,000	2,049,300
Second Lien New Term Loan B4
9.686% (1 Month SOFR + 5.25%), due 1/19/29	3,500,000	3,202,500
Broadstreet Partners, Inc.
First Lien 2024 Term Loan B
7.322% (1 Month SOFR + 3.00%), due 6/16/31 (b)	5,634,322	5,601,220
Goosehead Insurance Holdings LLC
First Lien Initial Term Loan
7.792% (1 Month SOFR + 3.50%), due 1/8/32 (b)	1,500,000	1,501,875
Ryan Specialty Group LLC
First Lien Term Loan B1
6.572% (1 Month SOFR + 2.25%), due 9/15/31 (b)	1,881,834	1,872,425
Sedgwick Claims Management Services, Inc.
First Lien 2024 Term Loan
7.313% (3 Month SOFR + 3.00%), due 7/31/31 (b)	6,108,010	6,072,889
Truist Insurance Holdings LLC
First Lien Term Loan B
7.049% (3 Month SOFR + 2.75%), due 5/6/31 (b)	1,838,710	1,820,323
		41,409,734

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Leisure, Amusement, Motion Pictures & Entertainment 1.1%
Bombardier Recreational Products, Inc.
First Lien 2024 Extended Term Loan
7.072% (1 Month SOFR + 2.75%), due 1/22/31 (b)	$ 3,124,364	$ 3,009,640
Creative Artists Agency LLC
First Lien Term Loan B
7.072% (1 Month SOFR + 2.75%), due 10/1/31 (b)	6,724,633	6,678,401
Marriott Ownership Resorts, Inc.
First Lien 2024 Incremental Term Loan
6.572% (1 Month SOFR + 2.25%), due 4/1/31 (b)	2,888,603	2,816,388
Tripadvisor, Inc.
First Lien Initial Term Loan B
7.049% (3 Month SOFR + 2.75%), due 7/8/31 (b)	5,148,302	4,993,853
		17,498,282
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.7%
Advanced Drainage Systems, Inc.
First Lien Initial Term Loan
6.674% (1 Month SOFR + 2.25%), due 7/31/26 (b)	440,893	440,893
Columbus McKinnon Corp.
First Lien Initial Term Loan
6.799% (3 Month SOFR + 2.50%), due 5/15/28 (b)	4,752,705	4,740,823
Husky Injection Molding Systems Ltd.
First Lien Amendment No. 5 Refinancing Term Loan
8.785% (6 Month SOFR + 4.50%), due 2/15/29 (b)	5,337,533	5,216,104
		10,397,820
Manufacturing 2.2%
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
6.788% (3 Month SOFR + 2.50%), due 3/15/30 (b)	2,778,192	2,759,092
Coherent Corp.
First Lien Term Loan B2
6.322% (1 Month SOFR + 2.00%), due 7/2/29 (b)	5,830,455	5,757,574
CP Atlas Buyer, Inc.
First Lien Term Loan B
8.172% (1 Month SOFR + 3.75%), due 11/23/27 (b)	3,766,112	3,514,254
	Principal Amount	Value

Manufacturing (continued)
FCG Acquisitions, Inc.
First Lien Amendment No. 11 Term Loan
7.549% (3 Month SOFR + 3.25%), due 3/31/28 (b)	$ 4,074,895	$ 4,049,427
LSF12 Badger Bidco LLC
First Lien Initial Term Loan
10.322% (1 Month SOFR + 6.00%), due 8/30/30 (b)	1,234,375	1,187,315
Madison IAQ LLC (b)
First Lien Initial Term Loan
6.762% (6 Month SOFR + 2.50%), due 6/21/28	2,714,424	2,684,451
First Lien Term Loan B
7.385% (1 Year SOFR + 3.25%), due 3/29/32	3,000,000	2,969,376
Pro Mach Group, Inc.
First Lien Amendment No. 5 Refinancing Term Loan
7.072% (1 Month SOFR + 2.75%), due 8/31/28 (b)	6,780,554	6,734,541
Rexnord LLC
First Lien Term Loan B
6.436% (1 Month SOFR + 2.00%), due 10/4/28 (b)	1,877,829	1,884,871
Standard Building Solutions, Inc.
First Lien Initial Term Loan
6.069% (1 Month SOFR + 1.75%), due 9/22/28 (b)	810,225	810,022
Vortex Opco LLC
First Lien Closing Date Second-Out Purchased Term Loan
8.664% (3 Month SOFR + 4.25%), due 12/18/28 (b)	1,541,485	693,668
		33,044,591
Media 1.1%
Apple Bidco LLC
First Lien Term Loan
6.822% (1 Month SOFR + 2.50%), due 9/23/31 (b)	3,990,000	3,940,125
Cogeco Financing 2 LP
First Lien Term Loan B
6.936% (1 Month SOFR + 2.50%), due 9/1/28 (b)	4,061,318	3,973,322
Mission Broadcasting, Inc.
First Lien Term Loan B4
6.938% (1 Month SOFR + 2.50%), due 6/2/28 (b)	1,347,500	1,346,236
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Media (continued)
Radiate Holdco LLC
First Lien Amendment No. 6 Term Loan
7.686% (1 Month SOFR + 3.25%), due 9/25/26 (b)	$ 2,502,266	$ 2,158,204
Sinclair Television Group, Inc.
First Lien Term Loan B7
8.522% (1 Month SOFR + 4.10%), due 12/31/30 (b)	1,414,252	1,110,188
Virgin Media Bristol LLC
First Lien Facility Term Loan Y
7.373% (6 Month SOFR + 3.175%), due 3/31/31 (b)	5,166,667	5,016,513
		17,544,588
Mining, Steel, Iron & Non-Precious Metals 1.0%
American Rock Salt Co. LLC (b)
First Lien Initial Term Loan
8.436% (1 Month SOFR + 4.00%), due 6/9/28	3,362,476	2,723,605
First Lien First Out Term Loan
11.197% (1 Year SOFR + 7.00%), due 6/11/28	1,684,733	1,684,733
Arsenal AIC Parent LLC
First Lien 2025 Refinancing Term Loan B
7.072% (1 Month SOFR + 2.75%), due 8/19/30 (b)	2,533,065	2,491,903
GrafTech Global Enterprises, Inc.
First Lien Initial Term Loan
9.303% (3 Month SOFR + 5.00%), due 12/21/29 (b)	3,196,846	3,148,893
MRC Global (US), Inc.
First Lien Term Loan
7.822% (1 Month SOFR + 3.50%), due 10/29/31 (b)	1,800,000	1,791,000
Zekelman Industries, Inc.
First Lien 2024 Term Loan
6.571% (1 Month SOFR + 2.25%), due 1/24/31 (b)	3,946,612	3,921,946
		15,762,080
Oil & Gas 2.5%
ChampionX Corp.
First Lien Term Loan B1
7.172% (1 Month SOFR + 2.75%), due 6/7/29 (b)	4,388,175	4,371,719
	Principal Amount	Value

Oil & Gas (continued)
Compass Power Generation LLC
First Lien Tranche Term Loan B3
8.075% (1 Month SOFR + 3.75%), due 4/16/29 (b)	$ 1,929,896	$ 1,933,514
Element Materials Technology Group US Holdings, Inc.
First Lien Initial USD Term Loan B
8.049% (3 Month SOFR + 3.75%), due 6/22/29 (b)	2,737,000	2,726,736
Fleet Midco I Ltd.
First Lien Term Loan B2
7.055% (6 Month SOFR + 2.75%), due 2/21/31 (b)	6,367,171	6,359,212
GIP Pilot Acquisition Partners LP
First Lien Initial Term Loan
6.277% (3 Month SOFR + 2.00%), due 10/4/30 (b)	1,328,393	1,316,770
Hilcorp Energy I LP
First Lien Initial Term Loan
6.321% (1 Month SOFR + 2.00%), due 2/6/30 (b)	3,428,571	3,394,286
Liberty Media Corp.
First Lien Term Loan
TBD, due 8/1/31	666,666	660,277
NGL Energy Operating LLC
First Lien Initial Term Loan
8.072% (1 Month SOFR + 3.75%), due 2/3/31 (b)	792,000	744,480
Oryx Midstream Services Permian Basin LLC
First Lien Initial Term Loan
6.573% (1 Month SOFR + 2.25%), due 10/5/28 (b)	3,833,333	3,795,000
Prairie Acquiror LP
First Lien Term Loan B3
8.572% (1 Month SOFR + 4.25%), due 8/1/29 (b)	3,209,596	3,149,416
Thunder Generation Funding LLC
First Lien Term Loan
7.299% (3 Month SOFR + 3.00%), due 9/26/31 (b)	2,234,864	2,232,070
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
7.572% (1 Month SOFR + 3.25%), due 11/17/28 (b)	4,837,500	4,819,359
Traverse Midstream Partners LLC
First Lien Advance Term Loan
7.28% (3 Month SOFR + 3.00%), due 2/16/28 (b)	2,890,791	2,836,589
		38,339,428

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Packaging 0.2%
LABL, Inc.
First Lien Term Loan B
9.422% (1 Month SOFR + 5.00%), due 10/30/28 (b)	$ 3,109,679	$ 2,676,915
Personal & Nondurable Consumer Products 1.6%
ABG Intermediate Holdings 2 LLC (b)
First Lien Term Loan B1
6.572% (1 Month SOFR + 2.25%), due 12/21/28	6,913,419	6,776,588
First Lien 2025 Delayed Draw Term Loan
6.572% (1 Month SOFR + 2.25%), due 2/13/32	1,600,000	1,562,800
Foundation Building Materials, Inc. (b)
First Lien Initial Term Loan
7.686% (1 Month SOFR + 3.25%), due 1/31/28	5,045,655	4,838,783
First Lien Term Loan
8.552% (3 Month SOFR + 4.00%), due 1/29/31	3,567,350	3,267,097
Hunter Douglas, Inc.
First Lien Tranche Term Loan B1
7.549% (3 Month SOFR + 3.25%), due 1/16/32 (b)	3,393,070	3,295,519
Leslie's Poolmart, Inc.
First Lien Term Loan B
7.186% (3 Month SOFR + 2.75%), due 3/9/28 (b)	1,978,813	1,340,646
Michaels Cos., Inc. (The)
First Lien Term Loan B
8.811% (3 Month SOFR + 4.25%), due 4/17/28 (b)	1,686,276	930,086
Perrigo Investments LLC
First Lien 2024 Refinancing Term Loan B
6.322% (1 Month SOFR + 2.00%), due 4/20/29 (b)	2,076,217	2,050,265
		24,061,784
Personal & Nondurable Consumer Products (Manufacturing Only) 0.8%
American Builders & Contractors Supply Co., Inc.
First Lien Term Loan B
6.072% (1 Month SOFR + 1.75%), due 1/31/31 (b)	2,606,794	2,602,558
SRAM LLC
First Lien Initial Term Loan
6.57% (1 Month SOFR + 2.25%), due 2/27/32 (b)	4,407,681	4,374,624
	Principal Amount	Value

Personal & Nondurable Consumer Products (Manufacturing Only) (continued)
Varsity Brands, Inc. (b)
First Lien Term Loan B
7.819% (3 Month SOFR + 3.50%), due 8/26/31	$ 1,500,000	$ 1,471,875
First Lien Initial Term Loan
8.068% (3 Month SOFR + 3.75%), due 8/26/31	3,900,000	3,826,875
		12,275,932
Personal, Food & Miscellaneous Services 0.7%
Aramark Services, Inc.
First Lien Term Loan B7
6.322% (1 Month SOFR + 2.00%), due 4/6/28 (b)	2,551,889	2,553,803
Hayward Industries, Inc.
First Lien Initial Term Loan
6.936% (1 Month SOFR + 2.50%), due 5/30/28 (b)	1,570,148	1,559,354
IRB Holding Corp.
First Lien 2024 Second Replacement Term Loan B
6.822% (1 Month SOFR + 2.50%), due 12/15/27 (b)	4,061,460	4,027,952
KFC Holding Co.
First Lien 2021 Term Loan B
6.184% (1 Month SOFR + 1.75%), due 3/15/28 (b)	2,128,402	2,130,399
		10,271,508
Pharmaceuticals 0.2%
Padagis LLC
First Lien Term Loan B
9.271% (3 Month SOFR + 4.75%), due 7/6/28 (b)	4,011,765	3,730,941
Retail 0.4%
Great Outdoors Group LLC
First Lien Term Loan B
7.572% (1 Month SOFR + 3.25%), due 1/23/32 (b)	5,954,991	5,806,117
Retail Store 1.0%
Harbor Freight Tools USA, Inc.
First Lien Initial Term Loan
6.822% (1 Month SOFR + 2.50%), due 6/11/31 (b)	4,411,111	4,092,880
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Retail Store (continued)
PetSmart LLC
First Lien Initial Term Loan
8.172% (1 Month SOFR + 3.75%), due 2/11/28 (b)	$ 3,348,950	$ 3,292,437
White Cap Supply Holdings LLC
First Lien Facility Tranche Term Loan C
7.575% (1 Month SOFR + 3.25%), due 10/19/29 (b)	8,076,443	7,860,761
		15,246,078
Services: Business 4.1%
Amentum Holdings, Inc.
First Lien Initial Term Loan
6.572% (1 Month SOFR + 2.25%), due 9/29/31 (b)	5,236,875	5,164,868
Brown Group Holding LLC (b)
First Lien Incremental Term Loan B2 6.78% - 6.822%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 7/1/31	1,188,604	1,175,479
First Lien Initial Term Loan
6.822% (1 Month SOFR + 2.50%), due 7/1/31	4,790,090	4,737,198
ConnectWise LLC
First Lien Initial Term Loan
8.061% (3 Month SOFR + 3.50%), due 9/29/28 (b)	3,879,923	3,867,313
Examworks Bidco, Inc.
First Lien Term Loan
7.072% (1 Month SOFR + 2.75%), due 11/1/28 (b)	5,963,054	5,933,239
Fortrea Holdings, Inc.
First Lien Initial Term Loan B
8.072% (1 Month SOFR + 3.75%), due 7/1/30 (b)	383,298	352,634
GIP II Blue Holding LP
First Lien Initial Term Loan
8.072% (1 Month SOFR + 3.75%), due 9/29/28 (b)	1,772,044	1,775,367
Grant Thornton Advisors LLC
First Lien 2025 Incremental Term Loan
7.075% (1 Month SOFR + 2.75%), due 6/2/31 (b)	2,630,337	2,607,322
ICON Luxembourg SARL
First Lien Repriced Lux Term Loan
6.299% (3 Month SOFR + 2.00%), due 7/3/28 (b)	782,498	782,889
	Principal Amount	Value

Services: Business (continued)
Inizio Group Ltd.
First Lien Initial Dollar Term Loan
8.649% (3 Month SOFR + 4.25%), due 8/21/28 (b)	$ 4,577,000	$ 4,439,690
Mitchell International, Inc.
First Lien Initial Term Loan
7.572% (1 Month SOFR + 3.25%), due 6/17/31 (b)	4,975,000	4,901,151
MPH Acquisition Holdings LLC (b)
First Lien Exchange First Out Term Loan
8.03% (3 Month SOFR + 3.75%), due 12/31/30	306,563	301,773
First Lien Second Out Term Loan
9.141% (3 Month SOFR + 4.60%), due 12/31/30	2,541,218	2,102,858
OVG Business Services LLC
First Lien Initial Term Loan
7.322% (1 Month SOFR + 3.00%), due 6/25/31 (b)	2,363,125	2,333,586
Plano HoldCo, Inc.
First Lien Closing Date Term Loan
7.799% (3 Month SOFR + 3.50%), due 10/2/31 (b)	2,300,000	2,317,250
Pra Health Sciences, Inc.
First Lien Term Loan B
6.299% (3 Month SOFR + 2.00%), due 7/3/28 (b)	194,960	195,057
Project Boost Purchaser LLC (b)
First Lien Initial Term Loan
7.299% (3 Month SOFR + 3.00%), due 7/16/31	4,217,966	4,177,545
Second Lien Initial Term Loan
9.549% (3 Month SOFR + 5.25%), due 7/2/32	2,000,000	1,960,000
Prometric Holdings, Inc.
First Lien Term Loan C
9.186% (1 Month SOFR + 4.75%), due 1/31/28 (b)	1,597,467	1,598,266
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
7.572% (1 Month SOFR + 3.25%), due 11/19/31 (b)	2,239,999	2,212,400
Ryan LLC
First Lien Term Loan
7.822% (1 Month SOFR + 3.50%), due 11/14/30 (b)	3,342,655	3,330,120

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Services: Business (continued)
Soliant Lower Intermediate LLC
First Lien Initial Term Loan
8.002% (3 Month SOFR + 3.75%), due 7/18/31 (b)	$ 997,500	$ 970,069
Vestis Corp.
First Lien Term Loan B1
6.579% (3 Month SOFR + 2.25%), due 2/24/31 (b)	2,161,250	2,098,213
Vizient, Inc.
First Lien Term Loan B8
6.072% (1 Month SOFR + 1.75%), due 8/1/31 (b)	569,727	567,876
WMB Holdings, Inc.
First Lien USD Tranche Term Loan B
6.322% (1 Month SOFR + 2.00%), due 11/5/29 (b)	2,729,718	2,700,146
		62,602,309
Services: Consumer 0.6%
Nielsen Consumer LLC
First Lien Eleventh Amendment Dollar Refinancing Term Loan
7.822% (1 Month SOFR + 3.50%), due 3/6/28 (b)	7,410,176	7,299,023
Planet US Buyer LLC
First Lien Term Loan
7.319% (3 Month SOFR + 3.00%), due 2/7/31 (b)	2,483,737	2,468,214
		9,767,237
Software 4.5%
Cloud Software Group, Inc.
First Lien Initial Dollar Facility Term Loan B
7.799%, due 3/30/29	3,594,729	3,549,151
First Lien Incremental Term Loan B
8.049% (3 Month SOFR + 3.75%), due 3/21/31 (b)	2,245,256	2,217,657
Cloudera, Inc.
First Lien Initial Term Loan
8.172% (1 Month SOFR + 3.75%), due 10/9/28 (b)	2,461,832	2,424,905
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
8.186% (1 Month SOFR + 3.75%), due 10/16/28 (b)	2,538,920	2,227,902
	Principal Amount	Value

Software (continued)
Cotiviti, Inc. (b)
First Lien New Term Loan B
7.074% (1 Month SOFR + 2.75%), due 5/1/31	$ 5,754,582	$ 5,625,104
First Lien Amendment No. 2 Term Loan
7.077% (3 Month SOFR + 2.75%), due 3/26/32	3,750,000	3,667,969
Delta Topco, Inc.
First Lien Fourth Amendment Refinancing Term Loan
7.069% (3 Month SOFR + 2.75%), due 11/30/29 (b)	1,272,889	1,262,206
DS Admiral Bidco LLC
First Lien Initial Term Loan
8.549% (3 Month SOFR + 4.25%), due 6/26/31 (b)	2,984,891	2,850,571
Ellucian Holdings, Inc.
First Lien Term Loan B1
7.322% (1 Month SOFR + 3.00%), due 10/9/29 (b)	2,807,785	2,793,044
Gen Digital, Inc.
First Lien Term Loan B
6.072% (1 Month SOFR + 1.75%), due 9/12/29 (b)	3,277,368	3,243,913
Informatica LLC
First Lien Term Loan B
6.572% (1 Month SOFR + 2.25%), due 10/27/28 (b)	3,671,059	3,673,353
Isolved, Inc.
First Lien Term Loan B2
7.572% (1 Month SOFR + 3.25%), due 10/15/30 (b)	582,371	581,643
McAfee Corp.
First Lien Tranche Term Loan B1
7.319% (1 Month SOFR + 3.00%), due 3/1/29 (b)	6,890,831	6,431,440
Mitnick Corp. Purchaser, Inc.
First Lien Initial Term Loan
8.88% (3 Month SOFR + 4.50%), due 5/2/29 (b)	1,931,487	1,346,407
Opal LLC
First Lien Term Loan
7.385% (3 Month SOFR + 3.25%), due 3/31/32 (b)	7,000,000	6,973,750
Sovos Compliance LLC
First Lien Amendment No. 2 Replacement Term Loan
8.322% (1 Month SOFR + 4.00%), due 8/13/29 (b)	2,887,639	2,873,200
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Software (continued)
Starlight Parent LLC
First Lien Initial Term Loan
8.261% (3 Month SOFR + 4.00%), due 3/12/32 (b)	$ 5,250,000	$ 5,066,250
UKG, Inc.
First Lien Initial Term Loan
7.32% (1 Month SOFR + 3.00%), due 2/10/31 (b)	8,773,777	8,737,884
Vision Solutions, Inc.
First Lien New Term Loan B
8.541% (3 Month SOFR + 4.00%), due 4/24/28 (b)	2,703,666	2,570,735
		68,117,084
Telecommunications 2.6%
Avaya, Inc.
First Lien Exit Term Loan
11.822% (1 Month SOFR + 7.50%), due 8/1/28 (b)	424,412	339,529
Azalea Topco, Inc.
First Lien Initial Term Loan
7.572% (1 Month SOFR + 3.25%), due 4/30/31 (b)	3,553,571	3,529,880
Cablevision Lightpath LLC
First Lien 2025 Refinancing Term Loan
7.322% (1 Month SOFR + 3.00%), due 11/30/27 (b)	3,950,281	3,937,937
Connect Finco SARL
First Lien First Amendment Term Loan
7.822% (1 Month SOFR + 3.50%), due 12/11/26 (b)	1,117,801	1,108,579
CSC Holdings LLC
First Lien Term Loan B5
9.00% (PRIME + 1.50%), due 4/15/27 (b)	6,328,431	6,073,712
Cushman & Wakefield US Borrower LLC
First Lien 2025-1 Term Loan
7.072% (1 Month SOFR + 2.75%), due 1/31/30 (b)	4,075,366	4,065,178
Frontier Communications Holdings LLC
First Lien Initial Term Loan
6.792% (6 Month SOFR + 2.50%), due 7/1/31 (b)	3,291,750	3,267,062
Gogo Intermediate Holdings LLC
First Lien Initial Term Loan
8.186% (1 Month SOFR + 3.75%), due 5/1/28 (b)	5,368,927	5,066,925
	Principal Amount	Value

Telecommunications (continued)
Level 3 Financing, Inc.
First Lien Term Loan B
8.572% (1 Month SOFR + 4.25%), due 3/29/32 (b)	$ 1,400,000	$ 1,395,187
Lumen Technologies, Inc. (b)
First Lien Term Loan B1
6.786% (1 Month SOFR + 2.35%), due 4/16/29	1,449,633	1,382,588
First Lien Term Loan B2
6.786% (1 Month SOFR + 2.35%), due 4/15/30	1,449,633	1,377,876
Telesat LLC
First Lien Term Loan B5
7.325% (3 Month SOFR + 2.75%), due 12/6/26 (b)	2,034,078	1,133,998
Zayo Group Holdings, Inc. (b)
First Lien Initial Dollar Term Loan
7.436% (1 Month SOFR + 3.00%), due 3/9/27	6,075,110	5,636,183
First Lien 2022 Incremental Term Loan
8.572% (1 Month SOFR + 4.25%), due 3/9/27	994,872	927,303
		39,241,937
Utilities 0.5%
Astoria Energy LLC
First Lien Term Loan B
7.572% (1 Month SOFR + 3.25%), due 12/10/27 (b)	767,739	768,059
Edgewater Generation LLC
First Lien 2025 Refinancing Term Loan
7.322% (1 Month SOFR + 3.00%), due 8/1/30 (b)	4,014,215	4,002,927
Hamilton Projects Acquiror LLC
First Lien Term Loan
7.322% (1 Month SOFR + 3.00%), due 5/30/31 (b)	2,576,786	2,580,651
		7,351,637

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Water 0.5%
AI Aqua Merger Sub, Inc.
First Lien 2025 Refinancing Term Loan B
7.319% (1 Month SOFR + 3.00%), due 7/31/28 (b)	$ 7,706,869	$ 7,606,249
Total Loan Assignments (Cost $1,318,528,782)		1,284,838,350
Total Long-Term Bonds (Cost $1,518,982,646)		1,481,006,478

	Shares

Affiliated Investment Company 0.5%
Fixed Income Fund 0.5%
NYLI MacKay High Yield Corporate Bond Fund Class I	1,299,065	6,664,335
Total Affiliated Investment Company (Cost $7,308,299)		6,664,335
Common Stocks 0.2%
Automobile Components 0.0% ‡
Millennium Corporate Trust (e)(f)(h)	4,973	—
Millennium Industries Corp. (e)(f)(h)	5,298	—
		—
Communications Equipment 0.0% ‡
Avaya, Inc. (e)(f)(h)	40,688	233,956
Hotels, Restaurants & Leisure 0.1%
Aimbridge Acquisition Co., Inc. (e)(f)(h)	28,438	1,564,090
IT Services 0.1%
Envision Financial Technologies, Inc. (e)(f)(h)	62,402	733,224
Machinery 0.0% ‡
Ameriforge Group, Inc. (e)(f)(h)	60,753	2,430
Software 0.0% ‡
DSG Topco, Inc. (e)(f)(h)	698	10,470
	Shares	Value

Technology Hardware, Storage & Peripherals 0.0% ‡
Diebold Nixdorf, Inc. (h)	11,878	$ 526,552
Total Common Stocks (Cost $5,390,045)		3,070,722

	Number of Warrants

Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (e)(f)(h)(i)	26	0
Total Warrants (Cost $0)		0

	Principal Amount

Short-Term Investments 2.4%
U.S. Treasury Debt 2.4%
U.S. Treasury Bills (j)
4.223%, due 5/20/25	$ 6,200,000	6,186,142
4.229%, due 5/13/25	6,404,600	6,395,602
4.241%, due 5/6/25	13,255,000	13,247,261
4.242%, due 5/8/25	11,100,000	11,090,924
Total Short-Term Investments (Cost $36,919,906)		36,919,929
Total Investments (Cost $1,568,600,896)	100.0%	1,527,661,464
Other Assets, Less Liabilities	0.0‡	620,485
Net Assets	100.0%	$ 1,528,281,949

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of April 30, 2025.
(c)	Delayed delivery security.
(d)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(e)	Illiquid security—As of April 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $4,297,514, which represented 0.3% of the Fund’s net assets.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Issue in non-accrual status.
(h)	Non-income producing security.
(i)	Less than $1.
(j)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI MacKay High Yield Corporate Bond Fund Class I	$ 6,782	$ —	$ —	$ —	$ (118)	$ 6,664	$ 207	$ —	1,299
Abbreviation(s):
CLO—Collateralized Loan Obligation
SOFR—Secured Overnight Financing Rate
TBD—To Be Determined
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 46,590,284	$ —	$ 46,590,284
Corporate Bonds	—	149,577,844	—	149,577,844
Loan Assignments	—	1,283,408,756	1,429,594	1,284,838,350
Total Long-Term Bonds	—	1,479,576,884	1,429,594	1,481,006,478
Affiliated Investment Company
Fixed Income Fund	6,664,335	—	—	6,664,335
Common Stocks	526,552	—	2,544,170	3,070,722
Warrants (b)	—	—	0	0
Short-Term Investments
U.S. Treasury Debt	—	36,919,929	—	36,919,929
Total Investments in Securities	$ 7,190,887	$ 1,516,496,813	$ 3,973,764	$ 1,527,661,464

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	Less than $1.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI Floating Rate Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,561,292,597)	$1,520,997,129
Investment in affiliated investment companies, at value (identified cost $7,308,299)	6,664,335
Cash	5,386,699
Receivables:
Investment securities sold	20,557,541
Interest	8,342,103
Fund shares sold	209,407
Other assets	163,675
Total assets	1,562,320,889
Liabilities
Unrealized depreciation on unfunded commitments (See Note 5)	36,871
Payables:
Investment securities purchased	26,728,847
Fund shares redeemed	4,912,548
Manager (See Note 3)	752,685
Transfer agent (See Note 3)	189,640
NYLIFE Distributors (See Note 3)	176,146
Professional fees	67,571
Custodian	11,624
Shareholder communication	3,142
Accrued expenses	3,073
Distributions payable	1,156,793
Total liabilities	34,038,940
Net assets	$1,528,281,949
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$175,829
Additional paid-in-capital	1,764,683,331
1,764,859,160
Total distributable earnings (loss)	(236,577,211)
Net assets	$1,528,281,949
Class A
Net assets applicable to outstanding shares	$692,190,748
Shares of beneficial interest outstanding	79,645,838
Net asset value per share outstanding	$8.69
Maximum sales charge (3.00% of offering price)	0.27
Maximum offering price per share outstanding	$8.96
Investor Class
Net assets applicable to outstanding shares	$15,792,535
Shares of beneficial interest outstanding	1,817,130
Net asset value per share outstanding	$8.69
Maximum sales charge (2.50% of offering price)	0.22
Maximum offering price per share outstanding	$8.91
Class C
Net assets applicable to outstanding shares	$36,240,197
Shares of beneficial interest outstanding	4,168,566
Net asset value and offering price per share outstanding	$8.69
Class I
Net assets applicable to outstanding shares	$593,067,071
Shares of beneficial interest outstanding	68,230,141
Net asset value and offering price per share outstanding	$8.69
Class R6
Net assets applicable to outstanding shares	$190,609,389
Shares of beneficial interest outstanding	21,923,388
Net asset value and offering price per share outstanding	$8.69
SIMPLE Class
Net assets applicable to outstanding shares	$382,009
Shares of beneficial interest outstanding	43,943
Net asset value and offering price per share outstanding	$8.69

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$62,355,037
Dividends-affiliated	206,668
Total income	62,561,705
Expenses
Manager (See Note 3)	4,610,210
Distribution/Service—Class A (See Note 3)	888,809
Distribution/Service—Investor Class (See Note 3)	20,197
Distribution/Service—Class C (See Note 3)	191,749
Distribution/Service—SIMPLE Class (See Note 3)	955
Transfer agent (See Note 3)	546,506
Professional fees	102,596
Registration	76,114
Shareholder communication	45,559
Custodian	27,837
Trustees	17,499
Miscellaneous	41,838
Total expenses	6,569,869
Net investment income (loss)	55,991,836
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	(14,215,661)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(21,849,628)
Affiliated investments	(117,825)
Unfunded commitments	(36,654)
Net change in unrealized appreciation (depreciation)	(22,004,107)
Net realized and unrealized gain (loss)	(36,219,768)
Net increase (decrease) in net assets resulting from operations	$19,772,068
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI Floating Rate Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$55,991,836	$134,433,773
Net realized gain (loss)	(14,215,661)	(16,783,888)
Net change in unrealized appreciation (depreciation)	(22,004,107)	38,853,822
Net increase (decrease) in net assets resulting from operations	19,772,068	156,503,707
Distributions to shareholders:
Class A	(24,916,183)	(55,042,133)
Investor Class	(554,358)	(1,427,334)
Class B(a)	—	(7,859)
Class C	(1,170,684)	(3,128,349)
Class I	(21,650,551)	(55,443,477)
Class R3(b)	—	(26,813)
Class R6	(7,206,404)	(17,573,595)
SIMPLE Class	(12,920)	(20,744)
Total distributions to shareholders	(55,511,100)	(132,670,304)
Capital share transactions:
Net proceeds from sales of shares	280,198,033	441,666,022
Net asset value of shares issued to shareholders in reinvestment of distributions	48,632,879	114,751,678
Cost of shares redeemed	(313,888,282)	(670,733,852)
Increase (decrease) in net assets derived from capital share transactions	14,942,630	(114,316,152)
Net increase (decrease) in net assets	(20,796,402)	(90,482,749)
Net Assets
Beginning of period	1,549,078,351	1,639,561,100
End of period	$1,528,281,949	$1,549,078,351

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$8.88	$8.75	$8.55	$9.13	$8.84	$9.02
Net investment income (loss) (a)	0.31	0.73	0.69	0.34	0.25	0.31
Net realized and unrealized gain (loss)	(0.19)	0.13	0.19	(0.59)	0.28	(0.18)
Total from investment operations	0.12	0.86	0.88	(0.25)	0.53	0.13
Less distributions:
From net investment income	(0.31)	(0.73)	(0.68)	(0.33)	(0.24)	(0.31)
Net asset value at end of period	$8.69	$8.88	$8.75	$8.55	$9.13	$8.84
Total investment return (b)	1.32%	10.11%	10.61%	(2.77)%	6.05%	1.55%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	7.07%††	8.28%	7.85%	3.82%	2.78%	3.56%
Net expenses (c)	0.95%††	0.96%	0.97%	0.99%	1.02%	1.14%
Portfolio turnover rate	16%	26%	11%	27%	22%	22%
Net assets at end of period (in 000’s)	$692,191	$710,196	$617,220	$513,558	$397,101	$279,188

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$8.88	$8.75	$8.55	$9.13	$8.84	$9.02
Net investment income (loss) (a)	0.30	0.72	0.67	0.32	0.24	0.31
Net realized and unrealized gain (loss)	(0.19)	0.12	0.20	(0.58)	0.28	(0.18)
Total from investment operations	0.11	0.84	0.87	(0.26)	0.52	0.13
Less distributions:
From net investment income	(0.30)	(0.71)	(0.67)	(0.32)	(0.23)	(0.31)
Net asset value at end of period	$8.69	$8.88	$8.75	$8.55	$9.13	$8.84
Total investment return (b)	1.24%	9.95%	10.47%	(2.85)%	5.96%	1.55%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.92%††	8.16%	7.72%	3.64%	2.67%	3.55%
Net expenses (c)	1.11%††	1.10%	1.10%	1.07%	1.12%	1.13%
Portfolio turnover rate	16%	26%	11%	27%	22%	22%
Net assets at end of period (in 000's)	$15,793	$16,742	$18,016	$17,820	$19,314	$20,569

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI Floating Rate Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$8.88	$8.75	$8.55	$9.13	$8.84	$9.03
Net investment income (loss) (a)	0.27	0.66	0.61	0.26	0.17	0.25
Net realized and unrealized gain (loss)	(0.19)	0.12	0.19	(0.58)	0.28	(0.19)
Total from investment operations	0.08	0.78	0.80	(0.32)	0.45	0.06
Less distributions:
From net investment income	(0.27)	(0.65)	(0.60)	(0.26)	(0.16)	(0.25)
Net asset value at end of period	$8.69	$8.88	$8.75	$8.55	$9.13	$8.84
Total investment return (b)	0.86%	9.14%	9.65%	(3.58)%	5.17%	0.68%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.17%††	7.41%	6.94%	2.92%	1.91%	2.85%
Net expenses (c)	1.86%††	1.85%	1.85%	1.82%	1.88%	1.88%
Portfolio turnover rate	16%	26%	11%	27%	22%	22%
Net assets at end of period (in 000’s)	$36,240	$39,729	$46,482	$56,706	$52,522	$55,153

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$8.88	$8.75	$8.55	$9.13	$8.84	$9.03
Net investment income (loss) (a)	0.32	0.76	0.70	0.35	0.28	0.33
Net realized and unrealized gain (loss)	(0.19)	0.12	0.20	(0.58)	0.27	(0.19)
Total from investment operations	0.13	0.88	0.90	(0.23)	0.55	0.14
Less distributions:
From net investment income	(0.32)	(0.75)	(0.70)	(0.35)	(0.26)	(0.33)
Net asset value at end of period	$8.69	$8.88	$8.75	$8.55	$9.13	$8.84
Total investment return (b)	1.44%	10.38%	10.89%	(2.53)%	6.31%	1.69%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	7.31%††	8.55%	8.01%	3.98%	3.04%	3.85%
Net expenses (c)	0.70%††	0.71%	0.73%	0.74%	0.77%	0.89%
Portfolio turnover rate	16%	26%	11%	27%	22%	22%
Net assets at end of period (in 000’s)	$593,067	$581,784	$743,846	$1,287,716	$1,186,421	$445,468

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$8.89	$8.76	$8.55	$9.13	$8.84	$9.03
Net investment income (loss) (a)	0.32	0.76	0.71	0.36	0.30	0.35
Net realized and unrealized gain (loss)	(0.20)	0.12	0.21	(0.58)	0.27	(0.19)
Total from investment operations	0.12	0.88	0.92	(0.22)	0.57	0.16
Less distributions:
From net investment income	(0.32)	(0.75)	(0.71)	(0.36)	(0.28)	(0.35)
Net asset value at end of period	$8.69	$8.89	$8.76	$8.55	$9.13	$8.84
Total investment return (b)	1.36%	10.46%	11.10%	(2.42)%	6.47%	1.92%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	7.39%††	8.62%	8.11%	4.07%	3.24%	3.99%
Net expenses (c)	0.64%††	0.64%	0.64%	0.63%	0.62%	0.67%
Portfolio turnover rate	16%	26%	11%	27%	22%	22%
Net assets at end of period (in 000’s)	$190,609	$200,197	$212,357	$332,082	$366,720	$120,432

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$8.88	$8.75	$8.55	$9.13	$8.84	$8.83**
Net investment income (loss) (a)	0.30	0.71	0.68	0.30	0.22	0.04
Net realized and unrealized gain (loss)	(0.19)	0.12	0.18	(0.58)	0.28	0.01
Total from investment operations	0.11	0.83	0.86	(0.28)	0.50	0.05
Less distributions:
From net investment income	(0.30)	(0.70)	(0.66)	(0.30)	(0.21)	(0.04)
Net asset value at end of period	$8.69	$8.88	$8.75	$8.55	$9.13	$8.84
Total investment return (b)	1.19%	9.81%	10.33%	(3.09)%	5.67%	0.57%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.83%††	7.96%	7.82%	3.41%	2.42%	2.72%††
Net expenses (c)	1.20%††	1.23%	1.20%	1.32%	1.38%	1.37%††
Portfolio turnover rate	16%	26%	11%	27%	22%	22%
Net assets at end of period (in 000’s)	$382	$429	$142	$26	$27	$25

*	Unaudited.
^	Inception date.
**	Based on the net asset value of Investor Class as of August 31, 2020.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI Floating Rate Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Floating Rate Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	May 3, 2004
Investor Class	February 28, 2008
Class C	May 3, 2004
Class I	May 3, 2004
Class R6	February 28, 2019
SIMPLE Class	August 31, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For purchases of Class A and Investor Class shares made from August 1, 2017 through April 14, 2019, a CDSC of 1.00% may be imposed on certain redemptions (for investments of $500,000 which paid no initial sales charge) of such shares within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on redemptions of such shares made within one year of the date of purchase of Class C shares. Investments in Class C shares are subject to a purchase maximum of $250,000. Class I, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek high current income.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring

33

Notes to Financial Statements (Unaudited) (continued)
appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or

34	NYLI Floating Rate Fund

otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Trust's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of April 30, 2025, and can change at any time.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax
35

Notes to Financial Statements (Unaudited) (continued)
liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source. Premiums and discount on purchased securities other than bank loans, are accreted and amortized, respectively on the effective interest rate method. Premiums and discounts on purchased bank loan securities are accreted and amortized, respectively, on the straight line method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Income from payment-in-kind securities is accreted daily based on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(H) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential

36	NYLI Floating Rate Fund

for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Fund is exposed to risk until the sale or exercise of each right or warrant is completed.
(I) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of April 30, 2025, are shown in the Portfolio of Investments.
(J) Loan Risk. The Fund may invest in loans which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In a recession or serious credit event, the value of these investments could decline significantly. As a result of these and other events, the Fund's NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Fund may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(K) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Debt Securities Risk.  The Fund's investments may include securities such as variable rate notes, floaters and mortgage-related and asset-backed securities. If expectations about changes in interest rates or assessments of an issuer's credit worthiness or market conditions are incorrect, investments in these types of securities could lose money for the Fund.
(M) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of
37

Notes to Financial Statements (Unaudited) (continued)
New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.60% up to $1 billion; 0.575% from $1 billion to $3 billion; and 0.565% in excess of $3 billion. During the six-month period ended April 30, 2025, the effective management fee rate was 0.59% of the Fund’s average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.05% of the Fund’s average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes of the Fund, except for Class R6 shares. New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Class R6 fees and expenses do not exceed those of Class I. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $4,610,210 and paid the Subadvisor in the amount of $2,305,105.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the SIMPLE Class Plan, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I  and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $41,140 and $664, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2025, of $115,231 and $6,981, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the

38	NYLI Floating Rate Fund

aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$261,721	$—
Investor Class	18,138	—
Class C	43,050	—
Class I	219,528	—
Class R6	3,935	—
SIMPLE Class	134	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$33,325	0.0%‡
SIMPLE Class	31,389	8.2

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,568,727,551	$6,328,977	$(47,395,064)	$(41,066,087)
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $185,432,413, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$27,631	$157,801
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$132,670,304
Note 5–Commitments and Contingencies
As of April 30, 2025, the Fund had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
American Rock Salt Co. LLC, First Lien First Out Delayed Draw Commitment Term Loan TBD, due 6/9/28	$1,068,823	$—
Clydesdale Acquisition Holdings, Inc., First Lien 2025 Incremental Delayed Draw Commitment Term Loan B 7.48%, (3 Month SOFR + 3.25%), due 4/1/32	67,439	(561)
GrafTech Global Enterprises, Inc., First Lien Delayed Draw Term Loan TBD, due 12/21/29	1,799,368	(27,402)
Grant Thornton Advisors LLC, First Lien 2025 Incremental Commitment Delayed Draw Term Loan TBD, due 6/2/31	107,746	(951)
Kaman Corp., First Lien Delayed Term Loan TBD, due 2/26/32	169,697	(2,500)
Raven Acquisition Holdings LLC, First Lien 2024 Delayed Draw Term Loan TBD, due 11/19/31	158,030	(1,171)
SWF Holdings I Corp., First Lien Delayed Draw Term Loan TBD, due 12/19/29	852,857	(4,286)
Total	$4,223,960	$(36,871)
Commitments are available until maturity date.
39

Notes to Financial Statements (Unaudited) (continued)
Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 7–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 9–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $294,828 and $238,194, respectively.
Note 10–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	11,805,783	$104,343,201
Shares issued to shareholders in reinvestment of distributions	2,603,828	22,983,336
Shares redeemed	(14,881,216)	(130,859,364)
Net increase (decrease) in shares outstanding before conversion	(471,605)	(3,532,827)
Shares converted into Class A (See Note 1)	172,531	1,526,089
Shares converted from Class A (See Note 1)	(15,873)	(141,080)
Net increase (decrease)	(314,947)	$(2,147,818)
Year ended October 31, 2024:
Shares sold	23,239,787	$205,983,843
Shares issued to shareholders in reinvestment of distributions	5,743,202	50,936,998
Shares redeemed	(20,119,838)	(178,353,333)
Net increase (decrease) in shares outstanding before conversion	8,863,151	78,567,508
Shares converted into Class A (See Note 1)	606,608	5,383,587
Shares converted from Class A (See Note 1)	(33,539)	(297,760)
Net increase (decrease)	9,436,220	$83,653,335

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	64,120	$566,861
Shares issued to shareholders in reinvestment of distributions	61,424	542,209
Shares redeemed	(125,326)	(1,106,062)
Net increase (decrease) in shares outstanding before conversion	218	3,008
Shares converted into Investor Class (See Note 1)	29,712	262,909
Shares converted from Investor Class (See Note 1)	(97,787)	(863,738)
Net increase (decrease)	(67,857)	$(597,821)
Year ended October 31, 2024:
Shares sold	285,280	$2,525,502
Shares issued to shareholders in reinvestment of distributions	156,831	1,390,847
Shares redeemed	(237,141)	(2,102,345)
Net increase (decrease) in shares outstanding before conversion	204,970	1,814,004
Shares converted into Investor Class (See Note 1)	62,405	552,627
Shares converted from Investor Class (See Note 1)	(440,744)	(3,912,819)
Net increase (decrease)	(173,369)	$(1,546,188)

40	NYLI Floating Rate Fund

Class B(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,921	$16,930
Shares issued to shareholders in reinvestment of distributions	655	5,801
Shares redeemed	(11,822)	(104,715)
Net increase (decrease) in shares outstanding before conversion	(9,246)	(81,984)
Shares converted from Class B (See Note 1)	(38,133)	(338,038)
Net increase (decrease)	(47,379)	$(420,022)

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	434,485	$3,847,470
Shares issued to shareholders in reinvestment of distributions	125,669	1,109,608
Shares redeemed	(762,223)	(6,718,748)
Net increase (decrease) in shares outstanding before conversion	(202,069)	(1,761,670)
Shares converted from Class C (See Note 1)	(100,923)	(894,638)
Net increase (decrease)	(302,992)	$(2,656,308)
Year ended October 31, 2024:
Shares sold	640,232	$5,680,170
Shares issued to shareholders in reinvestment of distributions	337,735	2,996,200
Shares redeemed	(1,623,663)	(14,399,594)
Net increase (decrease) in shares outstanding before conversion	(645,696)	(5,723,224)
Shares converted from Class C (See Note 1)	(192,018)	(1,703,353)
Net increase (decrease)	(837,714)	$(7,426,577)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	18,091,646	$160,224,105
Shares issued to shareholders in reinvestment of distributions	1,901,779	16,779,562
Shares redeemed	(17,268,163)	(151,448,678)
Net increase (decrease) in shares outstanding before conversion	2,725,262	25,554,989
Shares converted into Class I (See Note 1)	15,084	134,080
Shares converted from Class I (See Note 1)	(2,712)	(23,622)
Net increase (decrease)	2,737,634	$25,665,447
Year ended October 31, 2024:
Shares sold	23,042,791	$204,362,563
Shares issued to shareholders in reinvestment of distributions	4,715,474	41,817,555
Shares redeemed	(47,281,028)	(418,980,764)
Net increase (decrease) in shares outstanding before conversion	(19,522,763)	(172,800,646)
Shares converted into Class I (See Note 1)	44,043	391,005
Shares converted from Class I (See Note 1)	(7,926)	(70,164)
Net increase (decrease)	(19,486,646)	$(172,479,805)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	6,203	$54,800
Shares issued to shareholders in reinvestment of distributions	1,225	10,840
Shares redeemed	(131,146)	(1,164,460)
Net increase (decrease)	(123,718)	$(1,098,820)

Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	1,264,265	$11,191,879
Shares issued to shareholders in reinvestment of distributions	816,088	7,205,299
Shares redeemed	(2,687,340)	(23,678,758)
Net increase (decrease)	(606,987)	$(5,281,580)
Year ended October 31, 2024:
Shares sold	2,569,072	$22,778,810
Shares issued to shareholders in reinvestment of distributions	1,980,341	17,572,693
Shares redeemed	(6,272,564)	(55,628,641)
Net increase (decrease) in shares outstanding before conversion	(1,723,151)	(15,277,138)
Shares converted from Class R6 (See Note 1)	(572)	(5,085)
Net increase (decrease)	(1,723,723)	$(15,282,223)

41

Notes to Financial Statements (Unaudited) (continued)
SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	2,764	$24,517
Shares issued to shareholders in reinvestment of distributions	1,457	12,865
Shares redeemed	(8,615)	(76,672)
Net increase (decrease)	(4,394)	$(39,290)
Year ended October 31, 2024:
Shares sold	29,738	$263,404
Shares issued to shareholders in reinvestment of distributions	2,338	20,744
Net increase (decrease)	32,076	$284,148

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 11–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 12–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
42	NYLI Floating Rate Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
43

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

44

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
45

Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
46

representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
47

overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
48

respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
49

The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
50

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
51

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
52

NYLI MacKay California Muni Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 98.1%
Long-Term Municipal Bonds 97.5%
Certificate of Participation/Lease 1.1%
California Municipal Finance Authority, Palomar Health Obligated Group, Certificate of Participation
Series A, Insured: AGM
5.25%, due 11/1/52	$ 6,380,000	$ 6,451,927
Hayward Unified School District, Certificate of Participation
5.25%, due 8/1/47	6,900,000	6,987,266
		13,439,193
Education 7.2%
California Educational Facilities Authority, University of Southern California, Revenue Bonds
Series A
5.00%, due 10/1/35	2,500,000	2,891,012
Series A
5.00%, due 10/1/55	12,500,000	13,123,861
California Educational Facilities Authority, University of the Pacific, Revenue Bonds
Series A
4.25%, due 11/1/50	2,750,000	2,562,136
California Enterprise Development Authority, Campbell Hall Episcopal Project, Revenue Bonds
Series B
3.50%, due 8/1/40	750,000	680,754
Series A
4.00%, due 8/1/40	3,500,000	3,332,130
California Infrastructure & Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series B
5.00%, due 11/1/44	350,000	352,575
California Infrastructure & Economic Development Bank, Harvard-Westlake School, Revenue Bonds
5.00%, due 6/1/39	11,675,000	12,994,593
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (a)	2,540,000	2,278,820
	Principal Amount	Value

Education (continued)
California Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds (a)
Series A
5.00%, due 5/1/36	$ 1,275,000	$ 1,276,276
Series A
5.00%, due 5/1/46	1,325,000	1,304,991
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds
Series A
5.00%, due 7/1/36 (a)	1,300,000	1,301,618
California Municipal Finance Authority, Claremont Graduate University, Revenue Bonds
Series B
5.00%, due 10/1/54 (a)	1,380,000	1,230,109
California Municipal Finance Authority, University of San Diego, Revenue Bonds
Series A
5.00%, due 10/1/44	3,065,000	3,159,158
Series A
5.00%, due 10/1/49	4,440,000	4,535,531
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (a)	1,000,000	1,030,171
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue Bonds (a)
5.00%, due 8/1/27	475,000	475,587
5.00%, due 8/1/28	650,000	650,729
5.00%, due 8/1/46	1,695,000	1,624,631
California School Finance Authority, Classical Academies Project, Revenue Bonds (a)
Series A
5.00%, due 10/1/37	1,485,000	1,496,108
Series A
5.00%, due 10/1/50	3,000,000	2,831,058

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Education (continued)
California School Finance Authority, Grimmway Schools Obligated Group, Revenue Bonds (a)
Series A
4.25%, due 7/1/28	$ 1,080,000	$ 1,073,383
Series A
5.00%, due 7/1/46	750,000	726,727
California School Finance Authority, High Tech High Learning Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/37	500,000	501,545
Series A
5.00%, due 7/1/49	500,000	480,257
California School Finance Authority, Partnerships to Uplift Communities, Revenue Bonds
5.50%, due 8/1/47 (a)	525,000	535,131
California School Finance Authority, Rex & Margaret Fortune School of Education, Revenue Bonds (a)
Series A
5.00%, due 6/1/54	1,350,000	1,226,380
Series A
5.125%, due 6/1/59	1,500,000	1,372,219
California School Finance Authority, Teach Public Schools, Revenue Bonds (a)
Series A
5.00%, due 6/1/39	740,000	722,020
Series A
5.00%, due 6/1/58	600,000	540,454
California State University, Systemwide, Revenue Bonds
Series A
4.00%, due 11/1/55	1,500,000	1,393,330
Series A
5.50%, due 11/1/55	11,000,000	12,005,197
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.875%, due 11/1/43	1,000,000	1,000,586
Irvine Unified School District, Community Facilities District No. 9, Special Tax
Series A
5.00%, due 9/1/36	545,000	567,417
	Principal Amount	Value

Education (continued)
University of California, Revenue Bonds
Series BS
5.00%, due 5/15/37	$ 8,150,000	$ 9,003,219
		90,279,713
General 2.9%
California Municipal Finance Authority, Special Tax
Series B
4.00%, due 9/1/43	1,070,000	949,328
Series B
4.00%, due 9/1/50	3,150,000	2,664,085
California Statewide Communities Development Authority, Special Assessment
Series A
4.00%, due 9/2/50	1,000,000	828,346
California Statewide Communities Development Authority, Community Facilities District No. 2021-02, Special Tax
5.00%, due 9/1/53	1,000,000	1,002,805
California Statewide Communities Development Authority, Statewide Community Infrastructure Program, Special Assessment
Series C-1
5.00%, due 9/2/44	3,175,000	3,277,805
Series D
5.50%, due 9/2/53	1,000,000	1,009,401
City of Palm Desert, University Park, Special Tax
3.00%, due 9/1/31	215,000	202,369
4.00%, due 9/1/41	450,000	413,833
City of Rialto, EL Rancho Verde Community Facilities District No. 2020-1, Special Tax
Insured: AGC-CR
5.50%, due 9/1/53	2,035,000	2,149,279
City of San Mateo, Community Facilities District No. 2008-1, Special Tax
Series 1, Insured: BAM
5.25%, due 9/1/40	4,000,000	4,208,246

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General (continued)
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
4.00%, due 9/1/44	$ 400,000	$ 353,985
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	6,349,793	3,897,186
(zero coupon), due 11/1/51	7,020,142	3,738,225
Mountain View Shoreline Regional Park Community, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/36	1,645,000	1,708,225
River Islands Public Financing Authority, Community Facilities District No. 2003-1 Improvement Area No. 1, Special Tax
Series A-1, Insured: AGM
5.25%, due 9/1/52	4,000,000	4,068,470
Romoland School District, Community Facilities District No. 2017-1 Improvement Area 2, Special Tax
5.00%, due 9/1/54	1,600,000	1,606,721
Romoland School District, Community Facilities District No. 2022-2, Special Tax
Class 2
5.00%, due 9/1/39	350,000	362,720
5.00%, due 9/1/44	375,000	379,741
5.00%, due 9/1/49	775,000	779,141
San Francisco City & County Redevelopment Agency, Transbay Infrastructure Project, Tax Allocation, Third Lien
Series B, Insured: AGM
5.25%, due 8/1/53	1,400,000	1,457,167
Tracy Community Facilities District, Community Facilities District No. 2016-01 Improvement Area No. 2, Special Tax
5.75%, due 9/1/48	1,000,000	1,053,984
		36,111,062
General Obligation 28.1%
Alameda Unified School District, Election of 2022, Unlimited General Obligation
Series B
5.00%, due 8/1/49	2,000,000	2,102,346
	Principal Amount	Value

General Obligation (continued)
Alhambra Unified School District, Unlimited General Obligation
Series B
4.25%, due 8/1/43	$ 2,000,000	$ 2,010,690
Series B
5.25%, due 8/1/48	3,000,000	3,251,316
Alum Rock Union Elementary School District, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/26	3,095,000	3,173,381
Series B, Insured: BAM
5.00%, due 8/1/27	3,575,000	3,734,925
Series B, Insured: BAM
5.00%, due 8/1/28	2,360,000	2,508,774
Series B, Insured: BAM
5.00%, due 8/1/31	2,240,000	2,485,354
Series A, Insured: BAM
5.00%, due 8/1/38	1,220,000	1,355,184
Cabrillo Unified School District, Election of 2018, Unlimited General Obligation
Series B, Insured: AGM-CR
5.00%, due 8/1/50	3,150,000	3,214,097
Carlsbad Unified School District, Election of 2018, Unlimited General Obligation
Series B
3.00%, due 8/1/46	1,000,000	769,426
Ceres Unified School District, Unlimited General Obligation
Insured: BAM
(zero coupon), due 8/1/37	500,000	298,195
Chabot-Las Positas Community College District, Election of 2016, Unlimited General Obligation
Series C
5.25%, due 8/1/48	1,250,000	1,345,629
Chaffey Community College District, Election of 2018, Unlimited General Obligation
Series B-1
5.50%, due 6/1/49	7,000,000	7,678,609
Chaffey Joint Union High School District, Election of 2012, Unlimited General Obligation
Series H
5.00%, due 8/1/49	3,000,000	3,182,916
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Chaffey Joint Union High School District, Election of 2012, Unlimited General Obligation (continued)
Series C
5.25%, due 8/1/47	$ 3,500,000	$ 3,573,472
City of Berkeley, Unlimited General Obligation
2.00%, due 9/1/39	1,560,000	1,105,917
2.00%, due 9/1/40	1,590,000	1,099,137
Clovis Unified School District, Election of 2020, Unlimited General Obligation
Series C
4.00%, due 8/1/48	10,000,000	9,400,466
Series B
5.25%, due 8/1/41	1,100,000	1,171,407
Series B
5.25%, due 8/1/42	1,000,000	1,057,926
College of the Sequoias Visalia Area Improvement District No. 2, Unlimited General Obligation
Series A
5.00%, due 8/1/54	6,530,000	6,811,090
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	4,518,200	2,705,272
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/33	10,000,000	9,556,312
Series A-1
4.00%, due 7/1/35	3,350,000	3,121,321
Series A-1
5.625%, due 7/1/27	8,000,000	8,159,379
Series A-1
5.625%, due 7/1/29	2,000,000	2,079,965
Series A-1
5.75%, due 7/1/31	1,800,000	1,909,641
Denair Unified School District, Election of 2007, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/41	4,260,000	1,979,666
Desert Community College District, Unlimited General Obligation
4.00%, due 8/1/43	2,000,000	1,951,264
	Principal Amount	Value

General Obligation (continued)
Elk Grove Unified School District, Unlimited General Obligation
2.00%, due 8/1/40	$ 3,740,000	$ 2,585,769
Etiwanda School District, Election of 2016, Unlimited General Obligation
Series C
5.25%, due 8/1/52	5,675,000	6,030,095
Fort Bragg Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.50%, due 8/1/52	1,000,000	1,046,344
Fullerton Joint Union High School District, Election of 2024, Unlimited General Obligation
Series A
4.00%, due 8/1/43	3,830,000	3,731,898
Glendale Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/47	4,500,000	3,328,690
Grossmont Healthcare District, Unlimited General Obligation
Series F
5.00%, due 7/15/26	895,000	918,135
Series F
5.00%, due 7/15/27	875,000	915,411
Series F
5.00%, due 7/15/34	1,700,000	1,935,857
Series F
5.00%, due 7/15/35	1,800,000	2,058,146
Hayward Unified School District, Election of 2024, Unlimited General Obligation
Series A, Insured: AGC
5.00%, due 8/1/41	845,000	900,413
Series A, Insured: AGC
5.00%, due 8/1/43	1,100,000	1,161,299
Healdsburg Unified School District, Unlimited General Obligation
Series A
4.60%, due 8/1/37 (b)	4,405,000	4,483,776
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.00%, due 8/1/34	1,000,000	1,120,330

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Inglewood Unified School District, Election of 2020, Unlimited General Obligation (continued)
Series B
5.00%, due 8/1/35	$ 1,000,000	$ 1,122,307
Series B
5.50%, due 8/1/39	2,300,000	2,614,636
Kern Community College District, Election of 2016, Unlimited General Obligation
Series C
3.00%, due 8/1/46	5,000,000	3,892,915
Series D
5.25%, due 8/1/33	1,000,000	1,133,532
Series D
5.25%, due 8/1/34	700,000	788,901
Series D
5.25%, due 8/1/38	2,000,000	2,212,586
Series D
5.25%, due 8/1/39	1,400,000	1,541,504
Series D
5.25%, due 8/1/40	2,200,000	2,412,000
Long Beach Unified School District, Unlimited General Obligation
Series C
4.00%, due 8/1/50	12,550,000	11,697,957
Los Angeles Unified School District, Unlimited General Obligation
Series A
5.00%, due 7/1/25	1,000,000	1,002,721
Series A
5.00%, due 7/1/26	6,500,000	6,658,202
Series QRR
5.25%, due 7/1/40	3,500,000	3,852,483
Series QRR
5.25%, due 7/1/47	7,500,000	7,939,475
Los Banos Unified School District, Election of 2018, Unlimited General Obligation
5.25%, due 8/1/49	2,500,000	2,681,812
Manteca Unified School District, Election of 2018, Unlimited General Obligation
Series B
5.25%, due 8/1/53	2,000,000	2,113,932
	Principal Amount	Value

General Obligation (continued)
Montebello Unified School District, Unlimited General Obligation
Series B, Insured: AGM
5.50%, due 8/1/47	$ 1,500,000	$ 1,586,721
Mount San Antonio Community College District, Unlimited General Obligation
Series A
5.00%, due 8/1/41	305,000	321,913
Needles Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/45 (b)	1,250,000	1,042,782
Oakland Unified School District, Alameda County, Unlimited General Obligation
Series A, Insured: AGM
5.25%, due 8/1/39	2,240,000	2,478,113
Series A, Insured: AGM
5.25%, due 8/1/40	1,600,000	1,758,651
Series A, Insured: AGM
5.25%, due 8/1/43	3,000,000	3,238,903
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AGM
3.00%, due 8/1/47	3,040,000	2,310,871
Ojai Unified School District, Unlimited General Obligation
Series B, Insured: AGM
5.25%, due 8/1/48	1,100,000	1,174,987
Series B, Insured: AGM
5.50%, due 8/1/53	1,750,000	1,884,693
Ontario Montclair School District, Election of 2016, Unlimited General Obligation
Series C
5.25%, due 8/1/52	3,000,000	3,228,909
Oxnard Union High School District, Unlimited General Obligation
Series C
3.50%, due 8/1/45	1,250,000	1,067,087
Palm Springs Unified School District, Election of 2016, Unlimited General Obligation
Series B
5.00%, due 8/1/43	1,630,000	1,779,669
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Palm Springs Unified School District, Election of 2016, Unlimited General Obligation (continued)
Series B
5.00%, due 8/1/44	$ 1,000,000	$ 1,086,354
Palomar Community College District, Election of 2006, Unlimited General Obligation
Series B
(zero coupon), due 8/1/39 (b)	2,000,000	2,362,469
Peralta Community College District, Unlimited General Obligation
5.00%, due 8/1/26	7,855,000	8,059,198
5.00%, due 8/1/27	1,380,000	1,441,503
5.00%, due 8/1/28	1,125,000	1,194,905
5.00%, due 8/1/29	1,925,000	2,075,779
Series B
5.50%, due 8/1/52	2,000,000	2,140,606
Redondo Beach Unified School District, Election of 2024, Unlimited General Obligation
Series A
4.625%, due 8/1/55	1,750,000	1,763,801
Rio Hondo Community College District, Election of 2004, Unlimited General Obligation
Series C
6.85%, due 8/1/42 (b)	2,000,000	2,481,757
Rio Hondo Community College District, Election of 2024, Unlimited General Obligation
Series A
4.375%, due 8/1/55	2,750,000	2,685,684
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/40	1,960,000	2,069,856
Series A, Insured: BAM
5.50%, due 8/1/52	4,500,000	4,755,931
San Bernardino Community College District, Election of 2018, Unlimited General Obligation
Series B
4.125%, due 8/1/49	5,000,000	4,762,301
	Principal Amount	Value

General Obligation (continued)
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series R-2
(zero coupon), due 7/1/41 (b)	$ 4,360,000	$ 4,320,974
Series B-4
5.00%, due 7/1/40	205,000	224,832
San Diego Unified School District, Election of 2018, Unlimited General Obligation
Series F-2
5.00%, due 7/1/40	3,020,000	3,280,799
San Diego Unified School District, Election of 2022, Unlimited General Obligation
Series A-3
5.00%, due 7/1/48	2,665,000	2,789,434
San Francisco Bay Area Rapid Transit District, Election of 2016, Unlimited General Obligation
Series D-1
5.25%, due 8/1/47	5,750,000	6,187,958
San Francisco Community College District, Unlimited General Obligation
Series B, Insured: BAM
5.25%, due 6/15/49	2,025,000	2,156,227
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series C
5.00%, due 9/1/39	3,000,000	3,291,214
San Juan Unified School District, Election of 2016, Unlimited General Obligation
5.00%, due 8/1/36	1,500,000	1,628,792
5.00%, due 8/1/38	1,800,000	1,938,035
San Marcos Unified School District, Unlimited General Obligation
Series B
(zero coupon), due 8/1/51	21,090,000	6,322,601
San Mateo Foster City School District, Unlimited General Obligation
Series B
4.00%, due 8/1/48	5,500,000	5,237,079
Series B
5.00%, due 8/1/40	1,000,000	1,094,216

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
San Mateo Foster City School District, Unlimited General Obligation (continued)
Series B
5.00%, due 8/1/41	$ 1,150,000	$ 1,250,795
San Rafael City Elementary School District, Election of 2022, Unlimited General Obligation
Series A
5.25%, due 8/1/52	1,250,000	1,303,555
San Rafael City High School District, Election of 2022, Unlimited General Obligation
Series A
5.25%, due 8/1/52	4,250,000	4,454,454
Santa Barbara Unified School District, Election of 2010, Unlimited General Obligation
Series A
7.00%, due 8/1/36 (b)	1,000,000	1,276,154
Santa Clara Unified School District, Election of 2018, Unlimited General Obligation
3.25%, due 7/1/44	5,000,000	4,109,288
Santa Clarita Community College District, Election of 2016, Unlimited General Obligation
5.25%, due 8/1/48	2,000,000	2,148,744
Savanna School District, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 2/1/52 (b)	3,080,000	2,455,949
South San Francisco Unified School District, Unlimited General Obligation
4.00%, due 9/1/52	10,000,000	9,477,630
State of California, Unlimited General Obligation
5.00%, due 3/1/45	4,000,000	4,273,433
5.50%, due 8/1/49	4,000,000	4,392,662
5.50%, due 8/1/54	250,000	272,741
7.30%, due 10/1/39	4,000,000	4,641,674
7.60%, due 11/1/40	5,760,000	6,999,447
State of California, Various Purpose, Unlimited General Obligation
4.00%, due 10/1/36	1,000,000	1,000,812
4.00%, due 10/1/37	4,000,000	3,997,046
	Principal Amount	Value

General Obligation (continued)
State of California, Various Purpose, Unlimited General Obligation (continued)
4.00%, due 10/1/37	$ 4,445,000	$ 4,441,717
4.00%, due 11/1/38	4,775,000	4,711,249
4.00%, due 10/1/39	3,500,000	3,448,786
Stockton Unified School District, Unlimited General Obligation
Insured: BAM
5.00%, due 8/1/27	510,000	534,799
Sunnyvale School District, Election of 2018, Unlimited General Obligation
Series B
5.00%, due 9/1/48	2,820,000	2,947,002
Ukiah Unified School District, Election of 2020, Unlimited General Obligation
Series B, Insured: AGM
5.50%, due 8/1/53	2,500,000	2,699,936
Washington Township Health Care District, Unlimited General Obligation
Series B
5.25%, due 8/1/36	500,000	556,468
Series B
5.25%, due 8/1/40	880,000	962,050
Series B
5.25%, due 8/1/48	500,000	536,242
Series B
5.50%, due 8/1/53	2,000,000	2,139,640
West Contra Costa Unified School District, Unlimited General Obligation
Series D, Insured: NATL-RE
(zero coupon), due 8/1/26	2,850,000	2,728,390
Series A-1, Insured: AGM
3.00%, due 8/1/51	2,000,000	1,465,783
		351,126,253
Hospital 6.7%
California Health Facilities Financing Authority, Adventist Health System, Revenue Bonds
Series A
4.00%, due 3/1/33	3,780,000	3,679,957
Series A
5.25%, due 12/1/41	850,000	881,633
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hospital (continued)
California Health Facilities Financing Authority, Adventist Health System, Revenue Bonds (continued)
Series A
5.25%, due 12/1/43	$ 1,805,000	$ 1,846,543
California Health Facilities Financing Authority, Cedars-Sinai Health System, Revenue Bonds
Series A
4.00%, due 8/15/40	5,000,000	4,902,254
Series A, Insured: BAM
4.00%, due 8/15/48	4,145,000	4,007,209
California Health Facilities Financing Authority, Children's Hospital Los Angeles Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/47	1,500,000	1,465,931
California Health Facilities Financing Authority, Children's Hospital of Orange County Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/49	2,250,000	2,304,556
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A
5.00%, due 12/1/54	1,000,000	1,014,024
California Health Facilities Financing Authority, El Camino Hospital, Revenue Bonds
5.00%, due 2/1/47	6,500,000	6,533,679
California Health Facilities Financing Authority, Scripps Health System, Revenue Bonds
Series A
5.00%, due 11/15/37	5,550,000	6,145,127
California Infrastructure & Economic Development Bank, PIH Health Energy Projects, Revenue Bonds
Series B
5.889%, due 12/1/45 (a)	4,500,000	4,432,221
	Principal Amount	Value

Hospital (continued)
California Infrastructure & Economic Development Bank, Roseville Sustainable Energy Partner LLC, Revenue Bonds
Series A
5.00%, due 7/1/38	$ 1,785,000	$ 1,897,104
Series A
5.00%, due 7/1/39	9,040,000	9,540,243
Series A
5.25%, due 7/1/49	7,500,000	7,582,522
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc., Revenue Bonds
Series A
5.00%, due 12/1/54 (a)	1,000,000	934,641
California Public Finance Authority, Hoag Memorial Hospital Presbyterian, Revenue Bonds
Series A
4.00%, due 7/15/51	6,925,000	6,499,916
California Public Finance Authority, PIH Health, Revenue Bonds
Series A
5.00%, due 6/1/32	1,180,000	1,299,059
Series A
5.00%, due 6/1/37	1,220,000	1,295,485
California Public Finance Authority, PIH Health, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 6/1/31	1,095,000	1,197,043
Series A
5.00%, due 6/1/33	2,000,000	2,215,363
Series A
5.00%, due 6/1/34	2,865,000	3,188,927
California Statewide Communities Development Authority, Adventist Health System, Revenue Bonds
Series A
5.00%, due 3/1/35	600,000	600,898
California Statewide Communities Development Authority, Enloe Medical Center Obligated Group, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/15/42	1,000,000	1,033,604
Series A, Insured: AGM
5.25%, due 8/15/52	3,000,000	3,069,489

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hospital (continued)
California Statewide Communities Development Authority, John Muir Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/42	$ 3,650,000	$ 3,909,340
Washington Township Health Care District, Revenue Bonds
Series B
4.00%, due 7/1/36	1,380,000	1,267,233
Series A
5.00%, due 7/1/41	400,000	399,075
Series A
5.00%, due 7/1/42	380,000	376,350
Series A
5.00%, due 7/1/43	300,000	294,989
Series A
5.75%, due 7/1/48	300,000	316,255
		84,130,670
Housing 1.3%
California Community College Financing Authority, Orange Coast College Project, Revenue Bonds
5.00%, due 5/1/27	280,000	289,203
5.00%, due 5/1/28	250,000	261,811
5.00%, due 5/1/29	1,470,000	1,537,184
California Municipal Finance Authority, P3 Claremont Holdings LLC, Claremont Colleges Project, Revenue Bonds
Series A
5.00%, due 7/1/40 (a)	1,000,000	925,583
California Municipal Finance Authority, Windsor Mobile Country Club, Revenue Bonds
Series A
4.00%, due 11/15/37	1,320,000	1,274,516
California School Finance Authority, Sonoma County Junior College Project, Revenue Bonds
Series A
4.00%, due 11/1/36 (a)	2,000,000	1,843,753
	Principal Amount	Value

Housing (continued)
California Statewide Communities Development Authority, Irvine Campus Apartments, Revenue Bonds
5.00%, due 5/15/50	$ 3,500,000	$ 3,507,984
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/61 (a)	7,000,000	6,245,400
		15,885,434
Other Revenue 23.9%
Alameda County Transportation Commission, Measure BB, Revenue Bonds, Senior Lien
Series BB
5.00%, due 3/1/45	2,500,000	2,639,160
California Community Choice Financing Authority, Revenue Bonds
Series E
5.00%, due 2/1/55 (c)	16,900,000	17,813,308
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series B-1
4.00%, due 2/1/52 (c)	4,725,000	4,673,934
Series A
4.00%, due 10/1/52 (c)	4,400,000	4,401,223
Series E-2
4.571%, due 2/1/54	4,250,000	4,255,089
Series D
5.00%, due 2/1/55 (c)	12,550,000	13,203,895
Series C
5.25%, due 1/1/54 (c)	12,325,000	12,810,869
Series F
5.50%, due 10/1/54 (c)	7,205,000	7,716,158
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (a)	6,285,000	5,144,007
California Community Housing Agency, Fountains at Emerald, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	2,700,000	1,858,086
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (a)	$ 500,000	$ 332,361
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/34	300,000	295,499
Series A
4.00%, due 6/1/36	300,000	291,606
Series A
4.00%, due 6/1/37	275,000	264,518
Series A
4.00%, due 6/1/38	275,000	263,081
Series A
4.00%, due 6/1/39	350,000	332,582
Series A
4.00%, due 6/1/49	2,500,000	2,161,571
California Infrastructure & Economic Development Bank, California Academy of Sciences, Revenue Bonds
Series A
3.25%, due 8/1/29	2,000,000	1,990,862
California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund, Revenue Bonds
Series A
5.00%, due 10/1/47	5,000,000	5,264,957
California Infrastructure & Economic Development Bank, J Paul Getty Trust (The), Revenue Bonds
Series B-2
3.00%, due 10/1/47 (c)	3,295,000	3,256,693
California Infrastructure & Economic Development Bank, Los Angeles County Museum of Natural History Foundation, Revenue Bonds
3.00%, due 7/1/50	3,735,000	2,640,834
	Principal Amount	Value

Other Revenue (continued)
California Municipal Finance Authority, Orange County Civic Center Infrastructure Program, Revenue Bonds
Series A
5.00%, due 6/1/37	$ 2,085,000	$ 2,162,262
California Municipal Finance Authority, Rancho Colus LP, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 8/1/26 (c)	3,360,000	3,371,150
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
4.375%, due 9/1/53 (c)(d)	5,000,000	5,011,439
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (d)	8,500,000	8,230,740
California Pollution Control Financing Authority, Republic Services, Inc., Revenue Bonds
Series A-2
4.25%, due 11/1/42 (a)(c)(d)	7,500,000	7,502,179
California State Public Works Board, State of California Department of General Services, Revenue Bonds
Series A
5.00%, due 4/1/40	1,500,000	1,625,528
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series C
5.00%, due 11/1/44	3,735,000	3,862,670
Series D
5.00%, due 11/1/46	5,000,000	5,240,437
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
6.375%, due 11/1/43 (a)	500,000	500,551
California Statewide Communities Development Authority, Front Porch Communities & Services Obligated Group, Revenue Bonds
Series A
4.00%, due 4/1/42	2,000,000	1,828,195

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue Bonds
Series A
6.00%, due 5/1/43	$ 1,230,000	$ 1,257,694
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	1,500,000	276,423
City of Victorville, Electric System, Revenue Bonds
Series A
5.00%, due 5/1/38	1,115,000	1,198,412
CMFA Special Finance Agency VIII, Elan Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	2,000,000	1,308,598
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	4,516,638	2,043,779
County of Riverside, Revenue Notes
5.00%, due 6/30/25	6,725,000	6,739,002
CSCDA Community Improvement Authority, Acacia on Santa Rosa Creek, Revenue Bonds, Senior Lien
Series A
4.00%, due 10/1/56 (a)	2,000,000	1,584,408
CSCDA Community Improvement Authority, Dublin, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 2/1/57 (a)	1,250,000	838,205
Del Mar Race Track Authority, Revenue Bonds
5.00%, due 10/1/30	1,000,000	1,002,888
Golden State Tobacco Securitization Corp., Tobacco Settlement, Revenue Bonds
Series A-1
5.00%, due 6/1/51	7,165,000	7,176,957
Imperial Irrigation District, Electric System, Revenue Bonds
5.00%, due 11/1/41	1,655,000	1,725,534
Indio Finance Authority, Revenue Bonds
Series A, Insured: BAM
5.25%, due 11/1/42	1,500,000	1,623,171
	Principal Amount	Value

Other Revenue (continued)
Los Angeles County Facilities 2, Inc., Vermont Corridor Site 2, Revenue Bonds
Series A
5.25%, due 6/1/57	$ 7,000,000	$ 7,378,459
Los Angeles County Public Works Financing Authority, County of Los Angeles, Revenue Bonds
Series H
5.50%, due 12/1/49	23,130,000	25,012,804
Los Angeles County Public Works Financing Authority, Lease Revenue Funding Bonds, Revenue Bonds
Series G
5.00%, due 12/1/41	5,965,000	6,275,167
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	3,140,000	3,239,551
Series A
5.00%, due 10/1/32	3,140,000	3,229,665
Series A
5.00%, due 10/1/39	11,915,000	11,789,232
MSR Energy Authority, Revenue Bonds
Series A
6.50%, due 11/1/39	5,310,000	6,310,860
Series C
7.00%, due 11/1/34	5,860,000	6,928,383
MSR Energy Authority, Santa Clara, Revenue Bonds
Series B
7.00%, due 11/1/34	950,000	1,123,202
Municipal Improvement Corp. of Los Angeles, Revenue Bonds
Series A
5.00%, due 5/1/43	1,000,000	1,070,569
New Hampshire Business Finance Authority, Revenue Bonds
Series 4, Class A
3.583%, due 7/20/39 (c)	4,988,839	4,757,572
Northern California Energy Authority, Revenue Bonds
5.00%, due 12/1/54 (c)	9,000,000	9,436,225
Northern California Power Agency, Revenue Bonds
Series B
7.311%, due 6/1/40	5,645,000	6,236,239
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	$ 4,750,000	$ 4,941,037
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	12,530,000	4,044,767
Series A-1
(zero coupon), due 7/1/51	5,390,000	1,279,631
Series A-2
4.329%, due 7/1/40	4,659,000	4,380,784
Series A-2B
4.55%, due 7/1/40	1,871,000	1,768,656
Series A-1
4.75%, due 7/1/53	5,866,000	5,453,733
Series A-2
4.784%, due 7/1/58	4,707,000	4,344,953
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
5.00%, due 7/1/58	2,991,078	2,861,675
San Diego Public Facilities Financing Authority, Capital Improvement Project, Revenue Bonds
Series A
5.00%, due 10/15/41	1,500,000	1,644,277
South Bayside Waste Management Authority, Green Bond, Revenue Bonds
Series A, Insured: AGM
5.00%, due 9/1/40	2,435,000	2,510,266
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Orange Memorial Park, Revenue Bonds
Series A
5.00%, due 6/1/40	1,150,000	1,222,481
Southern California Public Power Authority, National Gas Project, Revenue Bonds
Series A
4.52%, due 11/1/38	2,500,000	2,393,537
	Principal Amount	Value

Other Revenue (continued)
Stockton Public Financing Authority, Water Revenue, Green Bonds, Revenue Bonds
Series A, Insured: BAM
5.00%, due 10/1/34	$ 1,500,000	$ 1,567,318
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series D
5.00%, due 11/15/27	2,000,000	2,012,974
Series D
5.00%, due 11/15/33	2,630,000	2,640,779
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp., Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/49	3,000,000	2,593,885
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (a)	1,500,000	1,469,211
Series A
5.00%, due 10/1/32	1,050,000	1,014,918
		298,653,325
Transportation 14.0%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/36	3,000,000	1,878,483
Bay Area Toll Authority, Revenue Bonds
Series F-1
5.00%, due 4/1/48	5,465,000	5,777,948
Bay Area Toll Authority, Sustainable Bond, Revenue Bonds
Series F-2
5.00%, due 4/1/40	2,000,000	2,154,756
Burbank-Glendale-Pasadena Airport Authority, Brick Campaign, Revenue Bonds, Senior Lien
Series B
5.25%, due 7/1/54 (d)	6,000,000	6,132,306

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Transportation (continued)
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien
Series B
5.25%, due 7/1/49 (d)	$ 4,000,000	$ 4,114,918
City of Long Beach, Airport, Revenue Bonds
Series A, Insured: AGM
5.00%, due 6/1/33	550,000	610,778
Series A, Insured: AGM
5.00%, due 6/1/34	410,000	453,324
Series A, Insured: AGM
5.00%, due 6/1/36	800,000	872,916
Series A, Insured: AGM
5.00%, due 6/1/38	750,000	808,792
Series A, Insured: AGM
5.00%, due 6/1/39	500,000	536,810
City of Long Beach, Harbor, Revenue Bonds
Series A
5.00%, due 5/15/37	3,475,000	3,672,211
City of Los Angeles, Department of Airports, Revenue Bonds
Series F
5.00%, due 5/15/29 (d)	9,095,000	9,546,256
Series D
5.00%, due 5/15/30 (d)	3,000,000	3,135,045
Series B
5.00%, due 5/15/34 (d)	4,625,000	4,734,754
Series D
5.00%, due 5/15/42	9,000,000	9,665,614
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien (d)
Series C
5.00%, due 5/15/29	5,000,000	5,248,079
Series G
5.50%, due 5/15/35	1,750,000	1,902,384
Series G
5.50%, due 5/15/39	1,375,000	1,465,741
Series G
5.50%, due 5/15/40	4,000,000	4,242,851
Series H
5.50%, due 5/15/47	4,100,000	4,268,154
County of Sacramento, Airport System, Revenue Bonds
5.00%, due 7/1/44	2,100,000	2,216,915
	Principal Amount	Value

Transportation (continued)
County of Sacramento, Airport System, Revenue Bonds (continued)
5.00%, due 7/1/49	$ 5,000,000	$ 5,209,835
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series A, Insured: AGM
5.50%, due 1/15/31 (b)	2,000,000	2,238,716
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	5,270,000	5,034,850
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AGC
5.25%, due 12/31/54 (d)	14,500,000	14,733,135
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds
Insured: AGM
5.00%, due 6/30/54 (d)	1,175,000	1,170,109
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds (d)
Series A
5.00%, due 3/1/30	1,855,000	1,954,925
Series A
5.00%, due 3/1/37	2,000,000	2,016,876
Oklahoma Turnpike Authority, Revenue Bonds
5.50%, due 1/1/53	5,000,000	5,285,643
Ontario International Airport Authority, Revenue Bonds
Series A, Insured: AGM
4.00%, due 5/15/51	1,000,000	941,860
Port of Oakland, Revenue Bonds (d)
Series H
5.00%, due 5/1/29	5,000	5,358
Series H
5.00%, due 5/1/29	1,895,000	1,978,291
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (d)
Series B
5.00%, due 7/1/48	2,000,000	2,021,960
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Transportation (continued)
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (d) (continued)
Series B
5.25%, due 7/1/36	$ 3,370,000	$ 3,660,520
Series B
5.25%, due 7/1/58	6,000,000	6,160,988
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (d)
Series A
5.00%, due 5/1/39	1,715,000	1,779,670
Series E
5.00%, due 5/1/50	3,460,000	3,450,220
Series A
5.25%, due 5/1/43	6,210,000	6,429,750
Series A
5.25%, due 5/1/44	10,590,000	10,912,141
Series A
5.50%, due 5/1/55	7,000,000	7,324,878
Series C
5.75%, due 5/1/48	14,300,000	15,169,646
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	3,150,000	3,150,824
Series B
5.25%, due 1/15/49	620,000	620,148
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/35	1,000,000	1,009,577
		175,698,955
Utilities 3.5%
City of Riverside, Electric, Revenue Bonds
Series A
5.00%, due 10/1/41	550,000	597,128
Series A
5.00%, due 10/1/42	515,000	554,763
	Principal Amount	Value

Utilities (continued)
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/27	$ 1,230,000	$ 1,271,274
Series A
5.00%, due 10/1/33	1,000,000	1,022,113
Series A
5.00%, due 10/1/40	1,000,000	1,010,590
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series B
5.25%, due 7/1/53	8,055,000	8,167,285
Series D
5.25%, due 7/1/54	5,500,000	5,580,773
Modesto Irrigation District, Electric System, Revenue Bonds
Series A
5.00%, due 10/1/40	1,690,000	1,696,765
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGC
4.25%, due 7/1/27	460,000	449,983
Series XX
5.25%, due 7/1/40 (e)(f)	1,000,000	557,500
Sacramento Municipal Utility District, Revenue Bonds
Series H
5.00%, due 8/15/38	4,340,000	4,633,270
Series M
5.00%, due 11/15/44	750,000	803,514
Series M
5.00%, due 11/15/45	2,000,000	2,135,445
Series M
5.00%, due 11/15/49	2,000,000	2,115,115
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1
5.25%, due 7/1/46	5,855,000	6,035,836
Series 1
5.25%, due 7/1/49	7,500,000	7,654,257
		44,285,611

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Water & Sewer 8.8%
California Infrastructure & Economic Development Bank, Clean Water and Drinking Water, Revenue Bonds
4.00%, due 10/1/40	$ 3,500,000	$ 3,524,927
4.00%, due 10/1/45	5,250,000	5,083,390
City of Los Angeles, Wastewater System, Revenue Bonds
Series C
5.00%, due 6/1/34	4,500,000	5,082,366
Series C
5.00%, due 6/1/35	4,500,000	5,101,624
City of Oxnard, Wastewater, Revenue Bonds
Insured: BAM
4.00%, due 6/1/32	1,920,000	1,945,693
Insured: BAM
4.00%, due 6/1/34	2,080,000	2,097,653
Insured: BAM
5.00%, due 6/1/30	1,340,000	1,414,009
City of San Francisco, Public Utilities Commission Water, Revenue Bonds
Series A
5.00%, due 11/1/32	5,000,000	5,678,979
Series A
5.00%, due 11/1/36	1,000,000	1,132,730
Series A
5.00%, due 11/1/39	1,000,000	1,103,144
Series A
5.00%, due 11/1/40	750,000	821,659
Series A
5.00%, due 11/1/43	400,000	428,546
Series B
5.25%, due 11/1/48	3,945,000	4,199,463
Series B
5.25%, due 11/1/52	2,500,000	2,635,302
East Bay Municipal Utility District, Water System, Revenue Bonds
Series A
5.00%, due 6/1/37	3,000,000	3,326,722
Series A
5.00%, due 6/1/38	1,800,000	1,984,663
Series A
5.00%, due 6/1/49	5,000,000	5,289,528
	Principal Amount	Value

Water & Sewer (continued)
East County Advanced Water Purification Joint Powers Authority, Revenue Bonds
Series A-1
3.125%, due 9/1/26	$ 2,550,000	$ 2,548,376
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
Series A
5.00%, due 1/1/50	2,500,000	2,478,000
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series C
5.00%, due 7/1/41	1,100,000	1,127,182
Series B
5.00%, due 7/1/46	1,575,000	1,579,662
Series A
5.00%, due 7/1/49	1,000,000	1,002,127
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series A
5.00%, due 10/1/46	3,500,000	3,667,993
Oxnard Financing Authority, Wastewater, Revenue Bonds
Insured: AGM
5.00%, due 6/1/34	1,000,000	1,001,170
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (a)	1,330,000	1,360,447
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/35	8,000,000	8,138,498
Series A
5.00%, due 7/1/37	4,800,000	4,873,396
Series A
5.00%, due 7/1/47	16,295,000	15,424,888
San Diego County Water Authority, Revenue Bonds
Series A
5.00%, due 5/1/52	2,065,000	2,163,345
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Water & Sewer (continued)
San Diego Public Facilities Financing Authority, Sewer Utility, Revenue Bonds
Series A
5.00%, due 5/15/43	$ 1,525,000	$ 1,645,464
San Francisco City & County Public Utilities Commission, Wastewater, Revenue Bonds
Series A
1.00%, due 10/1/25	10,000,000	9,866,221
Santa Margarita-Dana Point Authority, Water District Improvement, Revenue Bonds
4.00%, due 8/1/36	2,025,000	2,036,653
		109,763,820
Total Long-Term Municipal Bonds (Cost $1,224,748,547)		1,219,374,036
Short-Term Municipal Notes 0.6%
General 0.4%
Nuveen California AMT-Free Quality Municipal Income Fund
Series A
4.07%, due 10/1/47 (a)(g)	5,000,000	5,000,000
Water & Sewer 0.2%
Metropolitan Water District of Southern California, Revenue Bonds
Series B-1
3.00%, due 7/1/47 (g)	2,300,000	2,300,000
Total Short-Term Municipal Notes (Cost $7,300,000)		7,300,000
Total Municipal Bonds (Cost $1,232,048,547)		1,226,674,036

	Shares	Value
Short-Term Investment 2.0%
Unaffiliated Investment Company 2.0%
Dreyfus Government Cash Management - Institutional Shares, 4.237% (h)	25,406,829	$ 25,406,829
Total Short-Term Investment (Cost $25,406,829)		25,406,829
Total Investments (Cost $1,257,455,376)	100.1%	1,252,080,865
Other Assets, Less Liabilities	(0.1)	(1,795,878)
Net Assets	100.0%	$ 1,250,284,987

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon—Rate shown was the rate in effect as of April 30, 2025.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2025.
(d)	Interest on these securities was subject to alternative minimum tax.
(e)	Issue in default.
(f)	Issue in non-accrual status.
(g)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(h)	Current yield as of April 30, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay California Muni Fund

Futures Contracts
As of April 30, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(490)	June 2025	$ (56,945,387)	$ (57,146,250)	$ (200,863)

1.	As of April 30, 2025, cash in the amount of $1,813,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2025.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
HUD—Housing and Urban Development
NATL-RE—National Public Finance Guarantee Corp.
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,219,374,036	$ —	$ 1,219,374,036
Short-Term Municipal Notes	—	7,300,000	—	7,300,000
Total Municipal Bonds	—	1,226,674,036	—	1,226,674,036
Short-Term Investment
Unaffiliated Investment Company	25,406,829	—	—	25,406,829
Total Investments in Securities	$ 25,406,829	$ 1,226,674,036	$ —	$ 1,252,080,865
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (200,863)	$ —	$ —	$ (200,863)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (identified cost $1,257,455,376)	$1,252,080,865
Cash collateral on deposit at broker for futures contracts	1,813,000
Receivables:
Investment securities sold	28,260,553
Interest	16,644,303
Fund shares sold	2,074,250
Variation margin on futures contracts	214,373
Other assets	46,573
Total assets	1,301,133,917
Liabilities
Due to custodian	3,427
Payables:
Investment securities purchased	47,250,681
Fund shares redeemed	2,233,661
Manager (See Note 3)	449,603
NYLIFE Distributors (See Note 3)	110,522
Transfer agent (See Note 3)	58,338
Professional fees	36,069
Custodian	18,892
Distributions payable	687,737
Total liabilities	50,848,930
Net assets	$1,250,284,987
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$133,166
Additional paid-in-capital	1,402,096,790
1,402,229,956
Total distributable earnings (loss)	(151,944,969)
Net assets	$1,250,284,987
Class A
Net assets applicable to outstanding shares	$474,849,853
Shares of beneficial interest outstanding	50,580,473
Net asset value per share outstanding	$9.39
Maximum sales charge (3.00% of offering price)	0.29
Maximum offering price per share outstanding	$9.68
Investor Class
Net assets applicable to outstanding shares	$381,891
Shares of beneficial interest outstanding	40,673
Net asset value per share outstanding	$9.39
Maximum sales charge (2.50% of offering price)	0.24
Maximum offering price per share outstanding	$9.63
Class C
Net assets applicable to outstanding shares	$26,781,702
Shares of beneficial interest outstanding	2,852,241
Net asset value and offering price per share outstanding	$9.39
Class C2
Net assets applicable to outstanding shares	$3,815,815
Shares of beneficial interest outstanding	406,290
Net asset value and offering price per share outstanding	$9.39
Class I
Net assets applicable to outstanding shares	$698,243,689
Shares of beneficial interest outstanding	74,370,423
Net asset value and offering price per share outstanding	$9.39
Class R6
Net assets applicable to outstanding shares	$46,212,037
Shares of beneficial interest outstanding	4,916,190
Net asset value and offering price per share outstanding	$9.40

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay California Muni Fund

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$26,069,103
Expenses
Manager (See Note 3)	2,832,942
Distribution/Service—Class A (See Note 3)	599,299
Distribution/Service—Investor Class (See Note 3)	473
Distribution/Service—Class C (See Note 3)	74,409
Distribution/Service—Class C2 (See Note 3)	11,897
Transfer agent (See Note 3)	186,976
Professional fees	69,480
Custodian	51,269
Shareholder communication	15,349
Trustees	14,446
Registration	12,991
Miscellaneous	20,365
Total expenses before waiver/reimbursement	3,889,896
Expense waiver/reimbursement from Manager (See Note 3)	(24,502)
Net expenses	3,865,394
Net investment income (loss)	22,203,709
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(11,910,513)
Futures transactions	2,602,216
Net realized gain (loss)	(9,308,297)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(32,882,663)
Futures contracts	(2,527,319)
Net change in unrealized appreciation (depreciation)	(35,409,982)
Net realized and unrealized gain (loss)	(44,718,279)
Net increase (decrease) in net assets resulting from operations	$(22,514,570)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$22,203,709	$39,881,985
Net realized gain (loss)	(9,308,297)	(2,415,040)
Net change in unrealized appreciation (depreciation)	(35,409,982)	84,662,202
Net increase (decrease) in net assets resulting from operations	(22,514,570)	122,129,147
Distributions to shareholders:
Class A	(8,293,542)	(15,752,897)
Investor Class	(6,493)	(14,326)
Class C	(473,274)	(1,074,795)
Class C2	(55,396)	(92,391)
Class I	(13,291,188)	(25,053,175)
Class R6	(761,456)	(975,806)
Total distributions to shareholders	(22,881,349)	(42,963,390)
Capital share transactions:
Net proceeds from sales of shares	220,251,891	537,382,240
Net asset value of shares issued to shareholders in reinvestment of distributions	18,763,479	35,121,681
Cost of shares redeemed	(228,808,194)	(368,122,123)
Increase (decrease) in net assets derived from capital share transactions	10,207,176	204,381,798
Net increase (decrease) in net assets	(35,188,743)	283,547,555
Net Assets
Beginning of period	1,285,473,730	1,001,926,175
End of period	$1,250,284,987	$1,285,473,730
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay California Muni Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.73	$9.00	$9.02	$10.94	$10.75	$10.76
Net investment income (loss)	0.16(a)	0.32(a)	0.30(a)	0.23(a)	0.20(a)	0.23
Net realized and unrealized gain (loss)	(0.33)	0.76	0.01	(1.87)	0.23	0.03
Total from investment operations	(0.17)	1.08	0.31	(1.64)	0.43	0.26
Less distributions:
From net investment income	(0.17)	(0.35)	(0.33)	(0.28)	(0.24)	(0.27)
Net asset value at end of period	$9.39	$9.73	$9.00	$9.02	$10.94	$10.75
Total investment return (b)	(1.83)%	12.03%	3.34%	(15.22)%	4.05%	2.46%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.35%††	3.30%	3.16%	2.23%	1.80%	1.97%
Net expenses (c)	0.75%††(d)	0.75%	0.75%	0.75%	0.74%	0.75%
Expenses (before waiver/reimbursement) (c)	0.75%††	0.76%	0.77%	0.76%	0.76%	0.80%
Portfolio turnover rate	38%(e)	40%(e)	66%	70%(e)	17%(e)	29%(e)
Net assets at end of period (in 000’s)	$474,850	$485,253	$389,291	$395,405	$444,628	$373,966

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.73	$9.00	$9.02	$10.94	$10.76	$10.76
Net investment income (loss)	0.16(a)	0.32(a)	0.30(a)	0.22(a)	0.18(a)	0.23
Net realized and unrealized gain (loss)	(0.34)	0.75	0.01	(1.86)	0.24	0.04
Total from investment operations	(0.18)	1.07	0.31	(1.64)	0.42	0.27
Less distributions:
From net investment income	(0.16)	(0.34)	(0.33)	(0.28)	(0.24)	(0.27)
Net asset value at end of period	$9.39	$9.73	$9.00	$9.02	$10.94	$10.76
Total investment return (b)	(1.84)%	11.99%	3.31%	(15.24)%	3.93%	2.53%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.33%††	3.28%	3.14%	2.22%	1.61%	1.95%
Net expenses (c)	0.78%††	0.78%	0.78%	0.77%	0.76%	0.77%
Expenses (before waiver/reimbursement) (c)	0.79%††	0.79%	0.80%	0.78%	0.78%	0.82%
Portfolio turnover rate	38%(d)	40%(d)	66%	70%(d)	17%(d)	29%(d)
Net assets at end of period (in 000's)	$382	$372	$433	$493	$554	$672

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.73	$9.00	$9.02	$10.94	$10.76	$10.77
Net investment income (loss)	0.15(a)	0.29(a)	0.27(a)	0.20(a)	0.17(a)	0.19
Net realized and unrealized gain (loss)	(0.34)	0.76	0.02	(1.87)	0.22	0.04
Total from investment operations	(0.19)	1.05	0.29	(1.67)	0.39	0.23
Less distributions:
From net investment income	(0.15)	(0.32)	(0.31)	(0.25)	(0.21)	(0.24)
Net asset value at end of period	$9.39	$9.73	$9.00	$9.02	$10.94	$10.76
Total investment return (b)	(1.96)%	11.71%	3.05%	(15.45)%	3.67%	2.18%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.07%††	3.02%	2.89%	1.93%	1.54%	1.70%
Net expenses (c)	1.03%††(d)	1.03%	1.03%	1.02%	1.01%	1.02%
Expenses (before waiver/reimbursement) (c)	1.03%††	1.04%	1.05%	1.03%	1.03%	1.07%
Portfolio turnover rate	38%(e)	40%(e)	66%	70%(e)	17%(e)	29%(e)
Net assets at end of period (in 000’s)	$26,782	$31,891	$30,932	$34,742	$58,263	$61,662

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.

	Six months ended April 30,	Year Ended October 31,				August 31, 2020^ through October 31,
Class C2	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.73	$9.00	$9.02	$10.94	$10.75	$10.83
Net investment income (loss)	0.14(a)	0.28(a)	0.26(a)	0.19(a)	0.28(a)	0.03
Net realized and unrealized gain (loss)	(0.33)	0.76	0.01	(1.88)	0.11	(0.07)
Total from investment operations	(0.19)	1.04	0.27	(1.69)	0.39	(0.04)
Less distributions:
From net investment income	(0.15)	(0.31)	(0.29)	(0.23)	(0.20)	(0.04)
Net asset value at end of period	$9.39	$9.73	$9.00	$9.02	$10.94	$10.75
Total investment return (b)	(2.04)%	11.55%	2.89%	(15.58)%	3.59%	(0.40)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.92%††	2.86%	2.74%	1.86%	2.56%	1.49%††
Net expenses (c)	1.18%††(d)	1.18%	1.18%	1.17%	1.16%	1.16%††
Expenses (before waiver/reimbursement) (c)	1.18%††	1.19%	1.20%	1.18%	1.18%	1.22%††
Portfolio turnover rate	38%(e)	40%(e)	66%	70%(e)	17%(e)	29%(e)
Net assets at end of period (in 000’s)	$3,816	$3,558	$2,168	$361	$275	$25

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay California Muni Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.73	$9.00	$9.02	$10.94	$10.76	$10.76
Net investment income (loss)	0.17(a)	0.34(a)	0.32(a)	0.25(a)	0.23(a)	0.28
Net realized and unrealized gain (loss)	(0.33)	0.76	0.02	(1.87)	0.22	0.02
Total from investment operations	(0.16)	1.10	0.34	(1.62)	0.45	0.30
Less distributions:
From net investment income	(0.18)	(0.37)	(0.36)	(0.30)	(0.27)	(0.30)
Net asset value at end of period	$9.39	$9.73	$9.00	$9.02	$10.94	$10.76
Total investment return (b)	(1.70)%	12.31%	3.60%	(15.01)%	4.21%	2.81%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.60%††	3.54%	3.41%	2.46%	2.05%	2.20%
Net expenses (c)	0.50%††(d)	0.50%	0.50%	0.50%	0.49%	0.50%
Expenses (before waiver/reimbursement) (c)	0.50%††	0.51%	0.52%	0.51%	0.51%	0.55%
Portfolio turnover rate	38%(e)	40%(e)	66%	70%(e)	17%(e)	29%(e)
Net assets at end of period (in 000’s)	$698,244	$725,496	$572,918	$555,049	$776,207	$655,579

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,				November 1, 2019^ through October 31,
Class R6	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.74	$9.00	$9.03	$10.94	$10.76	$10.77
Net investment income (loss)	0.17(a)	0.35(a)	0.33(a)	0.26(a)	0.21(a)	0.25
Net realized and unrealized gain (loss)	(0.33)	0.76	—‡	(1.87)	0.24	0.04
Total from investment operations	(0.16)	1.11	0.33	(1.61)	0.45	0.29
Less distributions:
From net investment income	(0.18)	(0.37)	(0.36)	(0.30)	(0.27)	(0.30)
Net asset value at end of period	$9.40	$9.74	$9.00	$9.03	$10.94	$10.76
Total investment return (b)	(1.69)%	12.44%	3.49%	(14.90)%	4.23%	2.83%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.62%††	3.54%	3.43%	2.57%	1.86%	2.25%
Net expenses (c)	0.48%††	0.48%	0.48%	0.49%	0.47%	0.48%
Expenses (before waiver/reimbursement) (c)	0.48%††	0.48%	0.48%	0.49%	0.49%	0.53%
Portfolio turnover rate	38%(d)	40%(d)	66%	70%(d)	17%(d)	29%(d)
Net assets at end of period (in 000’s)	$46,212	$38,904	$6,185	$5,542	$1,759	$3,211

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay California Muni Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay California Muni Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	February 28, 2013
Investor Class	February 28, 2013
Class C	February 28, 2013
Class C2	August 31, 2020
Class I	February 28, 2013
Class R6	November 1, 2019
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C and Class C2 shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C and Class C2 shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C and Class C2 shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C and Class C2 shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and California income taxes.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment
Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The

27

Notes to Financial Statements (Unaudited) (continued)
Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.

28	NYLI MacKay California Muni Fund

Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further
29

Notes to Financial Statements (Unaudited) (continued)
discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico as of April 30, 2025, that represent 7.4% of the Fund’s net assets, of which 4.3% are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt. As of April 30, 2025, the Puerto Rico Electric Power Authority (“PREPA”) remains in bankruptcy. The continued delay in resolving the PREPA bankruptcy could delay needed investment into public power generation and distribution assets, which are essential components to a productive economy. Failure to provide reliable electricity could result in the Commonwealth’s inability to service debt on other municipal territorial investments the Fund may hold.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve

30	NYLI MacKay California Muni Fund

future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(J) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of April 30, 2025:
Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(200,863)	$(200,863)
Total Fair Value	$(200,863)	$(200,863)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$2,602,216	$2,602,216
Total Net Realized Gain (Loss)	$2,602,216	$2,602,216

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$(2,527,319)	$(2,527,319)
Total Net Change in Unrealized Appreciation (Depreciation)	$(2,527,319)	$(2,527,319)

Average Notional Amount	Total
Futures Contracts Short	$(51,228,698)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement
("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.45% up to $1 billion; 0.43% from $1 billion up to $3 billion and 0.42% in excess of $3 billion. During the six-month period ended April 30, 2025, the effective management fee rate was 0.45% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class A shares do not exceed 0.75% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points to Investor Class, Class C, Class C2 and Class I shares. New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $2,832,942 and waived fees and/or reimbursed expenses in the amount of $24,502 and paid the Subadvisor fees in the amount of $1,404,220.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York
31

Notes to Financial Statements (Unaudited) (continued)
Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class C2 Plan, Class C2 shares pay the Distributor a monthly distribution fee at an annual rate of 0.40% of the average daily net assets of the Class C2 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C2 shares, for a total 12b-1 fee of 0.65%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $3,527 and $15, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2025, of $23,654 and $2,052, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$70,523	$—
Investor Class	113	—
Class C	8,884	—
Class C2	1,095	—
Class I	105,542	—
Class R6	819	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class C2	$24,420	0.6%
Class R6	25,974	0.1
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,258,824,839	$11,970,104	$(18,714,078)	$(6,743,974)

32	NYLI MacKay California Muni Fund

As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $128,121,020, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$55,955	$72,166
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$1,346,659
Exempt Interest Dividends	41,616,731
Total	$42,963,390
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $482,020 and $490,973, respectively.
33

Notes to Financial Statements (Unaudited) (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	6,589,063	$63,285,600
Shares issued to shareholders in reinvestment of distributions	772,122	7,450,555
Shares redeemed	(6,683,974)	(64,392,642)
Net increase (decrease) in shares outstanding before conversion	677,211	6,343,513
Shares converted into Class A (See Note 1)	24,798	241,580
Net increase (decrease)	702,009	$6,585,093
Year ended October 31, 2024:
Shares sold	16,440,196	$160,083,443
Shares issued to shareholders in reinvestment of distributions	1,444,728	14,079,850
Shares redeemed	(11,305,719)	(109,697,766)
Net increase (decrease) in shares outstanding before conversion	6,579,205	64,465,527
Shares converted into Class A (See Note 1)	84,900	831,309
Shares converted from Class A (See Note 1)	(60,456)	(585,095)
Net increase (decrease)	6,603,649	$64,711,741

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	621	$5,997
Shares issued to shareholders in reinvestment of distributions	660	6,371
Shares redeemed	(2,046)	(20,043)
Net increase (decrease) in shares outstanding before conversion	(765)	(7,675)
Shares converted into Investor Class (See Note 1)	3,286	32,340
Shares converted from Investor Class (See Note 1)	(129)	(1,242)
Net increase (decrease)	2,392	$23,423
Year ended October 31, 2024:
Shares sold	2,644	$25,647
Shares issued to shareholders in reinvestment of distributions	1,446	14,091
Shares redeemed	(7,522)	(72,172)
Net increase (decrease) in shares outstanding before conversion	(3,432)	(32,434)
Shares converted into Investor Class (See Note 1)	5,745	55,856
Shares converted from Investor Class (See Note 1)	(12,133)	(118,826)
Net increase (decrease)	(9,820)	$(95,404)

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	254,841	$2,470,343
Shares issued to shareholders in reinvestment of distributions	42,591	411,225
Shares redeemed	(694,618)	(6,693,083)
Net increase (decrease) in shares outstanding before conversion	(397,186)	(3,811,515)
Shares converted from Class C (See Note 1)	(27,937)	(272,504)
Net increase (decrease)	(425,123)	$(4,084,019)
Year ended October 31, 2024:
Shares sold	656,095	$6,397,740
Shares issued to shareholders in reinvestment of distributions	94,403	920,150
Shares redeemed	(892,654)	(8,687,932)
Net increase (decrease) in shares outstanding before conversion	(142,156)	(1,370,042)
Shares converted from Class C (See Note 1)	(18,347)	(179,003)
Net increase (decrease)	(160,503)	$(1,549,045)

Class C2	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	55,301	$528,056
Shares issued to shareholders in reinvestment of distributions	5,740	55,396
Shares redeemed	(20,376)	(196,817)
Net increase (decrease)	40,665	$386,635
Year ended October 31, 2024:
Shares sold	134,593	$1,299,510
Shares issued to shareholders in reinvestment of distributions	9,474	92,391
Shares redeemed	(19,335)	(187,245)
Net increase (decrease)	124,732	$1,204,656

34	NYLI MacKay California Muni Fund

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	14,012,157	$134,540,802
Shares issued to shareholders in reinvestment of distributions	1,104,182	10,656,116
Shares redeemed	(15,313,790)	(146,808,918)
Net increase (decrease) in shares outstanding before conversion	(197,451)	(1,612,000)
Shares converted into Class I (See Note 1)	559	5,505
Shares converted from Class I (See Note 1)	(19)	(174)
Net increase (decrease)	(196,911)	$(1,606,669)
Year ended October 31, 2024:
Shares sold	34,698,498	$336,957,547
Shares issued to shareholders in reinvestment of distributions	2,036,460	19,848,073
Shares redeemed	(24,166,352)	(232,626,376)
Net increase (decrease) in shares outstanding before conversion	12,568,606	124,179,244
Shares converted into Class I (See Note 1)	60,456	585,095
Shares converted from Class I (See Note 1)	(1,745,040)	(16,966,355)
Net increase (decrease)	10,884,022	$107,797,984

Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	2,020,723	$19,421,093
Shares issued to shareholders in reinvestment of distributions	19,063	183,816
Shares redeemed	(1,116,722)	(10,696,691)
Net increase (decrease) in shares outstanding before conversion	923,064	8,908,218
Shares converted from Class R6 (See Note 1)	(559)	(5,505)
Net increase (decrease)	922,505	$8,902,713
Year ended October 31, 2024:
Shares sold	3,340,150	$32,618,353
Shares issued to shareholders in reinvestment of distributions	17,114	167,126
Shares redeemed	(1,733,550)	(16,850,632)
Net increase (decrease) in shares outstanding before conversion	1,623,714	15,934,847
Shares converted into Class R6 (See Note 1)	1,683,147	16,377,019
Net increase (decrease)	3,306,861	$32,311,866
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

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the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
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Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
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overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
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respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
42

The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
43

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
44

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
45

NYLI MacKay High Yield Muni Bond Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 96.7%
Long-Term Municipal Bonds 94.5%
Alabama 2.9%
Alabama Special Care Facilities Financing Authority, Methodist Home for the Aging, Revenue Bonds
Series 1
5.75%, due 6/1/45	$ 1,250,000	$ 1,113,519
Series 1
6.00%, due 6/1/50	2,000,000	1,785,897
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
3.97%, due 10/1/52	27,720,000	27,060,150
Cooper Green Mercy Health Services Authority, County of Jefferson Indigent Care Fund, Revenue Bonds
Series A
5.25%, due 9/1/42	4,950,000	5,176,197
County of Jefferson, Sewer, Revenue Bonds
5.25%, due 10/1/40	1,465,000	1,538,004
5.25%, due 10/1/41	8,535,000	8,897,734
5.25%, due 10/1/42	3,150,000	3,276,565
5.25%, due 10/1/44	17,100,000	17,616,507
5.50%, due 10/1/53	24,945,000	25,548,692
Homewood Educational Building Authority, CHF - Horizons II LLC, Revenue Bonds
Series C
5.00%, due 10/1/56	1,000,000	954,707
Hoover Industrial Development Board, United States Steel Corp., Green Bond, Revenue Bonds
6.375%, due 11/1/50 (a)(b)	3,140,000	3,453,192
Lower Alabama Gas District (The), Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/46	17,360,000	18,180,074
Mobile County Industrial Development Authority, AM/NS Calvert LLC Project, Revenue Bonds
Series B
4.75%, due 12/1/54 (a)	63,500,000	57,957,047
	Principal Amount	Value

Alabama (continued)
Montgomery Educational Building Authority, Faulkner University, Revenue Bonds
Series A
5.00%, due 10/1/43	$ 4,780,000	$ 4,329,413
Prichard Water Works & Sewer Board, Revenue Bonds
4.00%, due 11/1/49 (c)(d)	6,000,000	3,900,000
Southeast Energy Authority A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (b)	8,400,000	8,263,096
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 1/1/56 (b)	9,000,000	9,231,092
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (e)	71,405,000	69,733,116
		268,015,002
Alaska 0.2%
Alaska Industrial Development & Export Authority, Dena' Nena' Henash, Revenue Bonds
Series A
4.00%, due 10/1/49	15,440,000	12,929,729
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	1,795,000	1,814,121
Series A
5.00%, due 6/1/50	3,485,000	3,348,587
		18,092,437
Arizona 1.3%
Arizona Industrial Development Authority, GreatHearts Arizona Project, Revenue Bonds
Series A, Insured: SD CRED PROG
3.00%, due 7/1/46	4,265,000	3,065,587
Series A, Insured: SD CRED PROG
3.00%, due 7/1/52	9,525,000	6,350,513

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arizona (continued)
Arizona Industrial Development Authority, Provident Group, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/44	$ 2,500,000	$ 2,294,917
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
Series A
4.00%, due 11/1/45	5,470,000	4,757,151
Series A
4.00%, due 11/1/46	1,000,000	863,462
Series A
4.00%, due 11/1/49	4,865,000	4,129,088
Series A
4.00%, due 11/1/51	3,405,000	2,843,890
Series A
4.25%, due 11/1/52	2,000,000	1,734,854
Arizona Industrial Development Authority, University of Indianapolis, Health Pavilion Project, Revenue Bonds
Series A
4.00%, due 10/1/49	1,000,000	763,553
Series A
5.00%, due 10/1/45	1,875,000	1,737,834
Arizona Industrial Development Authority, Macombs Facility Project, Revenue Bonds
Series A
4.00%, due 7/1/51	4,230,000	3,542,226
Arizona Industrial Development Authority, Jerome Facility Project, Revenue Bonds
Series B
4.00%, due 7/1/51	1,420,000	1,189,116
Series B
4.00%, due 7/1/61	1,000,000	800,130
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada, Revenue Bonds
Series A
4.50%, due 7/15/29 (e)	1,000,000	953,741
	Principal Amount	Value

Arizona (continued)
Arizona Industrial Development Authority, Odyssey Preparatory Academy, Inc. (The), Revenue Bonds (e)
Series A
4.75%, due 7/1/29	$ 2,290,000	$ 2,292,722
5.00%, due 7/1/54	7,165,000	6,282,134
Arizona Industrial Development Authority, Idaho State Tax Commission, Linder Village Project, Revenue Bonds
5.00%, due 6/1/31 (e)	3,400,000	3,372,246
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc., Revenue Bonds (e)
Series B
5.00%, due 3/1/37	3,030,000	2,950,606
Series B
5.00%, due 3/1/42	3,185,000	2,975,891
Arizona Industrial Development Authority, Provident Group-NCCU Properties LLC, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/1/49	2,650,000	2,671,389
Series A, Insured: BAM
5.00%, due 6/1/54	2,850,000	2,869,015
Arizona Industrial Development Authority, Somerset Academy of Las Vegas Lone Mountain Campus, Revenue Bonds
Series A
5.00%, due 12/15/49 (e)	1,900,000	1,750,612
Arizona Industrial Development Authority, Mater Academy of Nevada, Bonanza Campus Project, Revenue Bonds
Series A
5.00%, due 12/15/50 (e)	1,500,000	1,393,093
Arizona Industrial Development Authority, Provident Group, Eastern Michigan University Parking Project, Revenue Bonds
5.00%, due 5/1/51 (c)(d)	1,000,000	505,000
Arizona Industrial Development Authority, Revenue Bonds
Series C
6.00%, due 7/1/29 (e)	2,700,000	2,676,335

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arizona (continued)
Arizona Industrial Development Authority, American Charter Schools Foundation, Revenue Bonds (e)
6.00%, due 7/1/37	$ 2,785,000	$ 2,856,063
6.00%, due 7/1/47	7,010,000	7,113,996
City of Phoenix, Downtown Phoenix Student Housing LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	1,000,000	994,256
City of Phoenix, Basis Schools Project, Revenue Bonds (e)
Series A
5.00%, due 7/1/45	1,000,000	962,482
Series A
5.00%, due 7/1/46	3,820,000	3,663,753
City of Phoenix, Downtown Phoenix Student Housing II LLC, Revenue Bonds
Series A
5.00%, due 7/1/59	3,700,000	3,396,303
City of Phoenix, Espiritu Community Development Corp., Revenue Bonds
Series A
6.25%, due 7/1/36	795,000	772,376
Glendale Industrial Development Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.125%, due 7/1/33 (a)	2,000,000	1,595,210
Glendale Industrial Development Authority, People of Faith, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/56	8,150,000	7,082,905
Industrial Development Authority of the County of Pima (The), American Leadership Academy Project, Revenue Bonds (e)
4.00%, due 6/15/51	8,400,000	6,530,525
4.00%, due 6/15/57	1,000,000	753,443
5.625%, due 6/15/45	3,685,000	3,685,163
	Principal Amount	Value

Arizona (continued)
Industrial Development Authority of the County of Pima (The), Charter Schools Project, Revenue Bonds
Series Q
5.375%, due 7/1/31	$ 925,000	$ 924,071
Maricopa County Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds
Series A
4.00%, due 7/1/51 (e)	530,000	421,225
Maricopa County Industrial Development Authority, Legacy Traditional Schools Project, Revenue Bonds
Series A
4.00%, due 7/1/56 (e)	1,220,000	944,461
Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds
5.00%, due 7/1/35	3,000,000	3,005,582
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series B
3.60%, due 4/1/40	8,650,000	7,594,280
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds (a)(f)
Series A
5.50%, due 10/1/33 (e)	7,673,000	7,397,878
Series B
5.50%, due 10/1/33	2,000,000	1,928,288
		126,387,365
Arkansas 1.0%
Arkansas Development Finance Authority, Baptist Health, Revenue Bonds
4.00%, due 12/1/44	650,000	584,742
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds (a)(e)
4.50%, due 9/1/49	74,350,000	66,595,280
Series A
4.75%, due 9/1/49	16,950,000	15,759,656
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arkansas (continued)
Arkansas Development Finance Authority, United States Steel Corp., Revenue Bonds
5.70%, due 5/1/53 (a)	$ 7,900,000	$ 8,008,989
		90,948,667
California 6.6%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/35	3,440,000	2,266,825
Bassett Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Series C, Insured: NATL-RE
(zero coupon), due 8/1/41	2,050,000	970,152
Series C, Insured: NATL-RE
(zero coupon), due 8/1/42	2,000,000	894,027
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (b)	5,350,000	5,560,904
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (e)	3,500,000	2,326,524
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (e)	34,500,000	28,236,791
California Community Housing Agency, Essential Housing, Serenity at Larkspur Apartments, Revenue Bonds
Series A
5.00%, due 2/1/50 (e)	3,895,000	2,725,213
California Enterprise Development Authority, Provident Group-Pomona Properties LLC, Revenue Bonds
Series A
5.00%, due 1/15/39	650,000	675,768
	Principal Amount	Value

California (continued)
California Enterprise Development Authority, Provident Group-Pomona Properties LLC, Revenue Bonds (continued)
Series A
5.00%, due 1/15/45	$ 1,000,000	$ 1,009,364
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A
4.00%, due 4/1/49	250,000	261,662
Series A
4.00%, due 4/1/49	7,005,000	6,318,757
California Health Facilities Financing Authority, Children's Hospital Los Angeles Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/47	5,215,000	5,096,555
California Infrastructure & Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series B
4.00%, due 11/1/46	3,060,000	2,678,675
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (e)	3,225,000	2,893,384
California Municipal Finance Authority, Ochard Park Student Housing Project, Revenue Bonds
Insured: BAM
3.00%, due 5/15/51	3,095,000	2,295,712
Insured: BAM
3.00%, due 5/15/54	1,500,000	1,085,552
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (a)
Series A, Insured: AGM
3.25%, due 12/31/32	3,660,000	3,393,171
Series A, Insured: AGM
3.50%, due 12/31/35	2,055,000	1,870,739
Series A, Insured: AGM
4.00%, due 12/31/47	9,380,000	8,217,374
Series A
5.00%, due 12/31/43	5,745,000	5,745,945

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds (a)(b)
Series A
3.75%, due 7/1/41	$ 9,300,000	$ 9,283,684
Series A
3.875%, due 3/1/54	15,500,000	14,914,080
Series B
4.15%, due 7/1/51	8,000,000	7,998,504
Series A
4.375%, due 9/1/53	3,750,000	3,758,579
California Municipal Finance Authority, Waste Management, Inc. Project, Revenue Bonds
3.75%, due 10/1/45 (a)(b)	10,000,000	9,996,836
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (a)	16,575,000	16,049,944
California Municipal Finance Authority, HumanGood California Obligated Group, Revenue Bonds
4.00%, due 10/1/49	1,785,000	1,515,394
California Municipal Finance Authority, William Jessup University, Revenue Bonds (e)
5.00%, due 8/1/28	950,000	918,016
5.00%, due 8/1/48	2,675,000	2,047,140
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds
Series A
5.00%, due 7/1/46 (e)	2,665,000	2,510,832
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 5/15/48	19,250,000	19,564,624
Insured: BAM
5.00%, due 5/15/51	19,275,000	19,513,580
California Municipal Finance Authority, Baptist University, Revenue Bonds
Series A
5.375%, due 11/1/40 (e)	3,000,000	3,002,109
	Principal Amount	Value

California (continued)
California Pollution Control Financing Authority, Republic Services, Inc., Revenue Bonds (a)(b)(e)
3.70%, due 7/1/43	$ 40,000,000	$ 39,863,700
Series A-2
4.25%, due 11/1/42	25,000,000	25,007,265
California Public Finance Authority, Enso Village Project, Revenue Bonds (e)
Series B-2
2.375%, due 11/15/28	60,000	57,960
Series A
5.00%, due 11/15/46	750,000	691,728
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (e)	5,265,000	5,423,851
California Public Finance Authority, California University of Science & Medicine, Revenue Bonds
Series B
7.50%, due 7/1/36 (e)	8,420,000	8,436,667
California School Finance Authority, Granada Hills Charter High School Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/48 (e)	675,000	570,265
California School Finance Authority, Vista Charter Public Schools, Revenue Bonds
Series A
4.00%, due 6/1/51 (e)	2,910,000	2,293,022
California School Finance Authority, Hawking STEAM Charter Schools, Inc., Revenue Bonds
Series A
5.00%, due 7/1/42 (e)	1,360,000	1,343,376
California School Finance Authority, High Tech High Learning Project, Revenue Bonds
Series A
5.00%, due 7/1/49 (e)	3,000,000	2,881,543
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
California School Finance Authority, Teach Public Schools, Revenue Bonds
Series A
5.00%, due 6/1/58 (e)	$ 2,000,000	$ 1,801,513
California School Finance Authority, Aspire Public Schools, Revenue Bonds
Series A
5.00%, due 8/1/59 (e)	1,800,000	1,686,103
California School Finance Authority, New Designs Charter School, Revenue Bonds
Series A
5.00%, due 6/1/64 (e)	2,300,000	2,092,967
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series A
1.75%, due 9/1/29	7,200,000	6,385,671
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series A
4.00%, due 9/2/41	1,000,000	906,860
Series A
4.00%, due 9/2/51	995,000	828,950
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
4.375%, due 1/1/48	2,185,000	2,077,553
5.00%, due 1/1/48	7,150,000	7,230,596
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (e)
Series A
5.00%, due 6/1/36	2,250,000	2,253,084
Series A
5.00%, due 6/1/46	2,000,000	1,890,066
	Principal Amount	Value

California (continued)
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds (e)
Series A
5.00%, due 12/1/46	$ 18,170,000	$ 17,705,515
Series A
5.25%, due 12/1/56	3,970,000	3,965,440
California Statewide Communities Development Authority, Irvine Campus Apartments, Revenue Bonds
5.00%, due 5/15/50	2,000,000	2,004,562
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.625%, due 11/1/33	580,000	580,493
5.875%, due 11/1/43	435,000	435,255
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
6.375%, due 11/1/43 (e)	3,185,000	3,188,512
Cathedral City Public Financing Authority, Capital Appreciation, Tax Allocation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/26	1,085,000	1,035,266
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien
Series G
5.00%, due 5/15/47 (a)	6,000,000	6,022,349
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
5.00%, due 9/1/52	1,500,000	1,502,869
CMFA Special Finance Agency VIII, Elan Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (e)	1,500,000	981,449
CMFA Special Finance Agency XII, Allure Apartments, Revenue Bonds, Senior Lien
Series A-1
3.25%, due 2/1/57 (e)	5,500,000	3,843,207

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
County of Placer, Community Facilities District No. 2017-1, Area No. 1, Special Tax
3.00%, due 9/1/41	$ 1,000,000	$ 774,679
4.00%, due 9/1/51	3,270,000	2,745,005
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 12/1/56 (e)	2,750,000	1,817,291
CSCDA Community Improvement Authority, Theo Pasadena, Revenue Bonds, Senior Lien
Series A-2
3.25%, due 5/1/57 (e)	11,100,000	7,693,613
CSCDA Community Improvement Authority, Oceanaire Long Beach, Revenue Bonds
Series A-2
4.00%, due 9/1/56 (e)	10,060,000	7,313,006
CSCDA Community Improvement Authority, Altana Glendale, Revenue Bonds
Series A-2
4.00%, due 10/1/56 (e)	9,100,000	6,842,204
CSCDA Community Improvement Authority, Escondido Portfolio, Revenue Bonds, Senior Lien
Series A-2
4.00%, due 6/1/58 (e)	4,750,000	3,659,403
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series B-2, Insured: AGM-CR
3.50%, due 1/15/53	13,265,000	10,589,514
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series C, Insured: AGM-CR
4.00%, due 1/15/43	16,904,000	16,438,558
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	28,559,000	27,284,683
Series A, Insured: AGM-CR
4.00%, due 1/15/46	27,795,000	26,924,669
	Principal Amount	Value

California (continued)
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	$ 144,295,000	$ 15,529,042
Golden State Tobacco Securitization Corp., Tobacco Settlement, Revenue Bonds
Series B-1
3.85%, due 6/1/50	1,095,000	999,561
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien (e)
Series A
5.00%, due 7/1/45	11,880,000	11,209,590
Series A
5.00%, due 7/1/61	58,600,000	52,282,920
Inland Empire Tobacco Securitization Corp., Revenue Bonds
Series D
(zero coupon), due 6/1/57	246,450,000	16,386,189
Northern California Gas Authority No. 1, Gas Project, Revenue Bonds
Series B
3.775%, due 7/1/27	17,240,000	17,208,465
Riverside County Transportation Commission, Revenue Bonds, Senior Lien
Series B-1
3.00%, due 6/1/49	1,945,000	1,419,826
Rohnerville School District, Election 2010, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/42	1,000,000	461,612
Series B, Insured: AGM
(zero coupon), due 8/1/47	1,000,000	357,451
San Diego County Regional Airport Authority, Revenue Bonds
Series B
4.00%, due 7/1/56 (a)	11,160,000	9,395,167
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A, Insured: AGC-CR
4.00%, due 1/15/50	4,550,000	4,136,719
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Santa Ana Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGC
(zero coupon), due 8/1/47	$ 24,400,000	$ 8,086,594
Sierra Kings Health Care District, Unlimited General Obligation
5.00%, due 8/1/37	2,465,000	2,466,077
Stockton Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series D, Insured: AGM
(zero coupon), due 8/1/42	8,780,000	4,177,527
Sutter Union High School District, Election 2008, Unlimited General Obligation
Series B
(zero coupon), due 6/1/50	16,010,000	2,611,508
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/54	18,500,000	3,712,758
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Revenue Bonds
Series A
5.00%, due 6/1/48	1,250,000	1,251,507
West Contra Costa Healthcare District, Special Tax
3.00%, due 7/1/42	5,620,000	4,590,336
		618,949,547
Colorado 2.2%
3rd and Havana Metropolitan District, Tax Supported, Limited General Obligation
Series A
5.25%, due 12/1/49	2,250,000	1,815,495
	Principal Amount	Value

Colorado (continued)
Allison Valley Metropolitan District No. 2, Limited General Obligation
4.70%, due 12/1/47	$ 2,480,000	$ 2,174,098
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	6,900,000	6,975,603
Series A
5.00%, due 10/1/43	7,025,000	7,029,025
Broadway Park North Metropolitan District No. 2, Limited General Obligation (e)
5.00%, due 12/1/40	1,000,000	913,742
5.00%, due 12/1/49	1,000,000	875,677
Broadway Station Metropolitan District No. 2, Limited General Obligation
Series A
5.125%, due 12/1/48	3,000,000	2,312,868
Citadel on Colfax Business Improvement District, Revenue Bonds
Series A
5.35%, due 12/1/50	2,800,000	2,486,255
City & County of Denver, United Airlines, Inc., Project, Revenue Bonds
5.00%, due 10/1/32 (a)	6,800,000	6,799,691
City of Fruita Healthcare, Canyons Hospital & Medical Center Project, Revenue Bonds
Series A
5.50%, due 1/1/48 (e)	9,650,000	9,072,941
Colorado Educational & Cultural Facilities Authority, Denver School of Science & Technology, Inc., Revenue Bonds
Insured: BAM Moral Obligation State Intercept
3.00%, due 8/1/51	3,420,000	2,272,892
Colorado Educational & Cultural Facilities Authority, New Summit Academy, Revenue Bonds
Series A
4.00%, due 7/1/41 (e)	3,050,000	2,493,353

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
Colorado Educational & Cultural Facilities Authority, New Vision Chater School, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/42	$ 2,635,000	$ 2,358,677
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/52	4,700,000	3,928,680
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/56	6,255,000	5,156,308
Colorado Educational & Cultural Facilities Authority, Liberty Common School Project, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.25%, due 1/15/64	21,105,000	18,810,030
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2, Insured: BAM
3.25%, due 8/1/49	11,600,000	8,993,656
Series A-1
4.00%, due 8/1/44	4,750,000	4,297,393
Series A-2
4.00%, due 8/1/49	21,105,000	18,249,654
Series A-2
5.00%, due 8/1/44	11,425,000	11,339,018
Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds
Series A
5.00%, due 12/1/35	3,500,000	3,503,993
Series A
5.00%, due 12/1/48	6,715,000	6,655,318
Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds
Series A
5.75%, due 2/1/44	5,330,000	5,331,507
Copper Ridge Metropolitan District, Revenue Bonds
5.00%, due 12/1/39	3,750,000	3,347,448
	Principal Amount	Value

Colorado (continued)
Denver Health & Hospital Authority, 550 Acoma, Inc., Certificate of Participation
5.00%, due 12/1/48	$ 1,755,000	$ 1,722,816
Denver Health & Hospital Authority, Revenue Bonds
Series A
5.25%, due 12/1/45	4,250,000	4,250,115
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/25	245,000	242,032
Series B, Insured: NATL-RE
(zero coupon), due 9/1/29	4,510,000	3,864,137
Series B, Insured: NATL-RE
(zero coupon), due 9/1/30	500,000	411,964
Series B, Insured: NATL-RE
(zero coupon), due 9/1/35	2,245,000	1,352,321
Series B, Insured: NATL-RE
(zero coupon), due 9/1/37	1,170,000	635,260
Series A
(zero coupon), due 9/1/39	1,800,000	950,152
Series B, Insured: NATL-RE
(zero coupon), due 9/1/39	515,000	251,908
Series A
(zero coupon), due 9/1/40	3,450,000	1,717,689
Series A
(zero coupon), due 9/1/41	3,925,000	1,837,696
Evan's Place Metropolitan District, Limited General Obligation
Series A-3
5.00%, due 12/1/50	2,660,000	2,285,991
Granary Metropolitan District No. 9, Special Assessment
5.45%, due 12/1/44 (e)	3,040,000	2,794,128
Green Gables Metropolitan District No. 2, Limited General Obligation
Series A, Insured: BAM
5.125%, due 12/1/53	675,000	678,127
Series A, Insured: BAM
5.25%, due 12/1/58	575,000	579,431
Johnstown Plaza Metropolitan District, Limited General Obligation
4.25%, due 12/1/46	8,220,000	6,850,396
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
Jones District Community Authority Board, Revenue Bonds
Series A
(zero coupon), due 12/1/50 (f)	$ 4,550,000	$ 4,141,181
Karl's Farm Metropolitan District No. 2, Limited General Obligation
Series A-3
5.625%, due 12/1/50 (e)	1,485,000	1,539,943
Lafferty Canyon Metropolitan District, Limited General Obligation
Series A
5.625%, due 12/1/55	1,500,000	1,411,565
North Range Metropolitan District No. 3, Limited General Obligation
Series A-3
5.25%, due 12/1/50	1,000,000	943,436
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 12/1/37	2,790,000	2,682,612
Series A, Insured: AGM
4.00%, due 12/1/46	10,000,000	8,971,399
Prairie Center Metropolitan District No. 3, Limited General Obligation
Series A
5.875%, due 12/15/46	2,125,000	2,183,455
Southglenn Metropolitan District, Special Revenue, Limited General Obligation
5.00%, due 12/1/46	2,100,000	1,850,343
Sterling Ranch Community Authority Board, Limited Tax Supported District No. 2, Revenue Bonds
Series A
4.25%, due 12/1/50	1,250,000	1,060,874
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	750,000	732,461
Villages at Castle Rock Metropolitan District No. 6, Limited General Obligation
Series A, Insured: AGM-CR
4.125%, due 12/1/51 (e)	17,949,000	14,931,037
		208,065,791
	Principal Amount	Value

Connecticut 0.4%
City of New Haven, Unlimited General Obligation
Series A
4.00%, due 8/1/40	$ 2,000,000	$ 1,857,766
City of West Haven, Unlimited General Obligation
Insured: BAM
4.00%, due 9/15/41	1,130,000	1,053,512
Connecticut State Health & Educational Facilities Authority, University of Hartford (The), Revenue Bonds
Series N
4.00%, due 7/1/39	5,550,000	4,567,488
Series N
4.00%, due 7/1/49	4,000,000	2,977,304
Series N
5.00%, due 7/1/31	575,000	572,165
Series N
5.00%, due 7/1/33	475,000	465,968
Series N
5.00%, due 7/1/34	700,000	680,870
Connecticut State Health & Educational Facilities Authority, Jerome Home, Revenue Bonds
Series E
4.00%, due 7/1/51	1,250,000	970,095
Connecticut State Health & Educational Facilities Authority, Mary Wade Home Obligated Group, Revenue Bonds (e)
Series A-1
4.50%, due 10/1/34	2,350,000	2,103,543
Series A-1
5.00%, due 10/1/39	1,000,000	873,345
Connecticut State Health & Educational Facilities Authority, McLean Issue, Revenue Bonds
Series A
5.00%, due 1/1/30 (e)	500,000	491,220
Connecticut State Health & Educational Facilities Authority, University of New Haven, Inc., Revenue Bonds
Series K-3
5.00%, due 7/1/48	5,640,000	5,347,179

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, Griffin Health Obligated Group, Revenue Bonds
Series G-1
5.00%, due 7/1/50 (e)	$ 1,750,000	$ 1,598,081
Connecticut State Health & Educational Facilities Authority, Church Home of Hartford Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/53 (e)	2,235,000	1,953,813
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds
Series B, Insured: BAM
3.25%, due 11/15/35 (a)	4,060,000	3,528,146
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	1,475,000	1,476,587
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation (e)
4.00%, due 4/1/31	700,000	690,301
4.00%, due 4/1/36	1,090,000	1,034,562
4.00%, due 4/1/41	1,785,000	1,586,857
4.00%, due 4/1/51	1,250,000	1,003,868
		34,832,670
Delaware 0.4%
County of Kent, Student Housing & Dining Facility, CHF-Dover LLC, Delaware State University Project, Revenue Bonds
Series A
5.00%, due 7/1/40	1,050,000	1,047,641
Series A
5.00%, due 7/1/48	2,735,000	2,605,584
Series A
5.00%, due 7/1/53	4,040,000	3,752,588
Series A
5.00%, due 7/1/58	8,100,000	7,441,975
	Principal Amount	Value

Delaware (continued)
Delaware State Economic Development Authority, Newark Charter School, Inc., Revenue Bonds
4.00%, due 9/1/51	$ 1,600,000	$ 1,297,425
5.00%, due 9/1/50	2,100,000	2,038,213
Delaware State Economic Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
Series B
5.25%, due 11/15/53	4,790,000	4,858,161
Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds
4.25%, due 6/1/38	2,235,000	2,083,525
5.00%, due 6/1/37	1,000,000	1,000,446
Delaware State Health Facilities Authority, Beebe Medical Center, Inc., Revenue Bonds
Insured: BAM
4.375%, due 6/1/48	9,300,000	8,292,872
Insured: BAM
5.00%, due 6/1/48	4,700,000	4,709,772
		39,128,202
District of Columbia 1.5%
District of Columbia, KIPP DC Project, Revenue Bonds
4.00%, due 7/1/49	2,420,000	2,050,378
District of Columbia, Provident Group-Howard Properties LLC, Revenue Bonds
5.00%, due 10/1/30	1,225,000	1,219,829
5.00%, due 10/1/45	5,055,000	4,689,862
District of Columbia, Friendship Public Charter School, Revenue Bonds
Series A
5.00%, due 6/1/46	1,400,000	1,349,044
District of Columbia, International School Obligated Group, Revenue Bonds
5.00%, due 7/1/54	2,550,000	2,441,640
District of Columbia, Revenue Bonds
5.00%, due 6/1/55	4,110,000	3,699,653
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
District of Columbia (continued)
District of Columbia, Methodist Home of the District of Columbia, Revenue Bonds
Series A
5.25%, due 1/1/39	$ 605,000	$ 512,341
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 10/1/39	5,005,000	2,531,097
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/49	100,895,000	87,177,528
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 10/1/52	4,000,000	3,507,423
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Sub. Lien
Series B, Insured: AGM
4.00%, due 10/1/53	12,950,000	11,217,040
Metropolitan Washington Airports Authority, Airport System, Revenue Bonds (a)
Series A
5.00%, due 10/1/32	15,750,000	15,933,790
Series A
5.00%, due 10/1/46	7,795,000	7,833,704
		144,163,329
Florida 3.2%
Capital Projects Finance Authority, Provident Group - Continuum Properties LLC, Revenue Bonds, Senior Lien
Series A-1
5.00%, due 11/1/53	3,125,000	2,885,623
	Principal Amount	Value

Florida (continued)
Capital Trust Agency, Inc., Wonderful Foundations Charter School, Revenue Bonds
Series B
(zero coupon), due 1/1/60	$ 16,000,000	$ 1,159,075
Series A-1
5.00%, due 1/1/55 (e)	1,750,000	1,547,403
Capital Trust Agency, Inc., Odyssey Charter School, Inc., Revenue Bonds
Series A
5.50%, due 7/1/47 (e)	2,000,000	2,001,608
Capital Trust Authority Educational Facilities, St. Johns Classical Academy, Inc. Project, Revenue Bonds
Series A
5.25%, due 6/15/59 (e)	1,000,000	931,567
Celebration Community Development District, Assessment Area 1 Project, Special Assessment
3.125%, due 5/1/41	590,000	475,880
4.00%, due 5/1/51	845,000	678,104
CFM Community Development District, Capital Improvement, Special Assessment
3.35%, due 5/1/41	200,000	158,636
4.00%, due 5/1/51	290,000	232,722
Charlotte County Industrial Development Authority, MSKP Town & Country Utility LLC, Revenue Bonds
5.00%, due 10/1/49 (e)	1,700,000	1,609,024
City of Atlantic Beach, Fleet Landing Project, Revenue Bonds
Series A
5.00%, due 11/15/48	3,000,000	2,759,912
Series B
5.625%, due 11/15/43	1,500,000	1,500,315
City of Fort Myers, Utility System, Revenue Bonds
Series A
4.00%, due 10/1/49	10,155,000	9,094,463
City of Pompano Beach, John Knox Village Project, Revenue Bonds
Series A
4.00%, due 9/1/51	650,000	515,163

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
City of Pompano Beach, John Knox Village Project, Revenue Bonds (continued)
Series A
4.00%, due 9/1/56	$ 4,915,000	$ 3,790,683
City of Tallahassee, Tallahassee Memorial HealthCare, Inc., Revenue Bonds
Series A
5.00%, due 12/1/40	6,835,000	6,834,986
Collier County Health Facilities Authority, Moorings, Inc. Obligated Group (The), Revenue Bonds
4.00%, due 5/1/52	7,900,000	6,407,554
Cordova Palms Community Development District, Special Assessment
3.00%, due 5/1/41	735,000	562,103
County of Osceola, Transportation, Revenue Bonds
Series A-1, Insured: AGM-CR
4.00%, due 10/1/54	4,345,000	3,845,741
Series A-1
5.00%, due 10/1/44	11,000,000	11,160,791
Cypress Ridge Community Development District, Assessment Area One Project, Special Assessment
5.625%, due 5/1/43	1,245,000	1,254,791
5.875%, due 5/1/53	995,000	1,004,948
Elevation Pointe Community Development District, Special Assessment
Series A-1
4.60%, due 5/1/52	1,090,000	960,159
Epperson North Community Development District, Assessment Area 3, Special Assessment
Series A
3.40%, due 11/1/41	3,030,000	2,389,900
Epperson North Community Development District, Assessment Area 2, Special Assessment
3.50%, due 5/1/41	1,385,000	1,131,267
	Principal Amount	Value

Florida (continued)
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Revenue Bonds
Series A
4.00%, due 8/15/50	$ 4,865,000	$ 4,084,687
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 2/1/52	14,005,000	12,664,374
Series A
5.00%, due 2/1/40	2,600,000	2,620,490
Series A
5.00%, due 2/1/52	1,650,000	1,542,120
Florida Development Finance Corp., River City Education Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/55	1,375,000	1,078,425
Florida Development Finance Corp., Florida Charter Foundation, Inc. Project, Revenue Bonds
Series A
4.75%, due 7/15/36 (e)	4,755,000	4,552,432
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/47	1,700,000	1,655,023
Series A
5.00%, due 6/15/50	3,000,000	2,875,648
Series A
5.00%, due 6/15/52	1,275,000	1,211,881
Series A
5.00%, due 6/15/55	25,510,000	24,190,039
Series A
5.00%, due 6/15/56	3,650,000	3,453,372
Florida Higher Educational Facilities Financial Authority, Ringling College Project, Revenue Bonds
4.00%, due 3/1/47	6,515,000	5,417,539
5.00%, due 3/1/47	4,750,000	4,619,120
Florida Higher Educational Facilities Financial Authority, Saint Leo University Project, Revenue Bonds
5.00%, due 3/1/44	1,370,000	1,047,979
5.00%, due 3/1/49	1,630,000	1,188,523
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 8/1/50	$ 40,340,000	$ 35,376,034
Series A
4.00%, due 8/1/55	52,185,000	45,054,849
Lakewood Ranch Stewardship District, Star Farms at Lakewood Ranch Project Phase 1 and 2, Special Assessment
3.00%, due 5/1/41	560,000	435,510
4.00%, due 5/1/52	670,000	537,712
Lee County Industrial Development Authority, Revenue Bonds
Series A-1
4.00%, due 4/1/49	4,015,000	3,396,169
Madeira Community Development District, Assessment Area No. 2, Special Assessment
5.50%, due 5/1/45	900,000	870,777
5.80%, due 5/1/55	1,715,000	1,665,869
Miami Beach Health Facilities Authority, Mt Sinai Medical Center, Revenue Bonds
Series B
3.00%, due 11/15/51	4,190,000	2,895,892
5.00%, due 11/15/39	2,230,000	2,230,417
Miami-Dade County Industrial Development Authority, Waste Management, Inc., Revenue Bonds
Series A
4.50%, due 11/1/33 (a)(b)	5,800,000	5,800,399
Mid-Bay Bridge Authority, Revenue Bonds
Series A
5.00%, due 10/1/35	1,500,000	1,501,532
Series C
5.00%, due 10/1/40	1,000,000	999,955
Middleton Community Development District A, 2024 Assessment Area, Special Assessment
4.55%, due 5/1/44	600,000	566,470
4.75%, due 5/1/55	1,150,000	1,073,931
	Principal Amount	Value

Florida (continued)
Mirada II Community Development District, Capital Improvement, Special Assessment
3.125%, due 5/1/31	$ 495,000	$ 450,486
3.50%, due 5/1/41	985,000	807,358
Mirada II Community Development District 2021, Capital Improvement, Special Assessment
4.00%, due 5/1/51	1,880,000	1,519,889
New Port Tampa Bay Community Development District, Special Assessment
3.50%, due 5/1/31	310,000	291,807
4.125%, due 5/1/52	365,000	296,267
North Powerline Road Community Development District, Special Assessment
3.625%, due 5/1/40	500,000	428,020
4.00%, due 5/1/51	1,075,000	863,953
Osceola County Expressway Authority, Poinciana Parkway Project, Revenue Bonds, Senior Lien
Series B-2
6.00%, due 10/1/36 (f)	3,700,000	4,253,611
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai residencies of Boca Raton, Revenue Bonds
4.00%, due 6/1/36	4,000,000	3,758,610
Pinellas County Educational Facilities Authority, Pinellas Academy Math & Science Project, Revenue Bonds
Series A
5.00%, due 12/15/48 (e)	3,030,000	2,871,177
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc. Project, Revenue Bonds
Series A
5.00%, due 1/1/39	1,750,000	1,726,248
Series A
5.00%, due 1/1/55	800,000	712,533

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Preston Cove Community Development District, Special Assessment
4.00%, due 5/1/42	$ 1,825,000	$ 1,569,764
Saltleaf Community Development District, Series 2024 Assessments, Special Assessment
5.625%, due 5/1/44	1,500,000	1,466,744
6.00%, due 5/1/56	1,500,000	1,490,142
Sawyers Landing Community Development District, Special Assessment
3.75%, due 5/1/31	1,550,000	1,497,252
4.25%, due 5/1/53	3,000,000	2,486,947
Shingle Creek at Bronson Community Development District, Special Assessment
3.50%, due 6/15/41	1,000,000	866,022
South Broward Hospital District, Revenue Bonds
Series A
3.00%, due 5/1/51	17,550,000	12,768,345
Southern Groves Community Development District No. 5, Series 2024 Assessment Area, Special Assessment
5.70%, due 5/1/50	925,000	947,219
Stillwater Community Development District, 2021 Project, Special Assessment (e)
3.00%, due 6/15/31	410,000	375,329
3.50%, due 6/15/41	995,000	806,778
Tradition Community Development District No. 9, Special Assessment
3.00%, due 5/1/41	1,800,000	1,365,117
Tradition Community Development District No. 9, Community Infrastructure, Special Assessment
5.40%, due 5/1/45	710,000	688,406
5.65%, due 5/1/56	880,000	852,849
Two Lakes Community Development District, Special Assessment
5.00%, due 5/1/55	1,500,000	1,477,718
	Principal Amount	Value

Florida (continued)
Two Rivers North Community Development District, Special Assessment
5.25%, due 5/1/52	$ 1,500,000	$ 1,466,662
V-Dana Community Development District, Special Assessment
3.625%, due 5/1/41	1,040,000	876,558
Veranda Community Development District II, Special Assessment
3.60%, due 5/1/41 (e)	235,000	193,583
Viera Stewardship District, Village 2 Project, Special Assessment
Series 2
5.30%, due 5/1/43	2,340,000	2,354,829
Series 2
5.50%, due 5/1/54	3,000,000	2,941,661
Village Community Development District No. 15, Special Assessment (e)
4.55%, due 5/1/44	1,000,000	955,926
4.80%, due 5/1/55	3,250,000	3,078,507
5.00%, due 5/1/43	920,000	920,370
5.25%, due 5/1/54	1,800,000	1,802,115
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
4.00%, due 5/1/42	1,765,000	1,493,394
4.25%, due 5/1/52	2,205,000	1,796,392
		304,018,174
Georgia 1.6%
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
3.625%, due 7/1/42 (e)	5,355,000	4,633,665
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/49	9,600,000	8,431,936
Columbia County Hospital Authority, WellStar Health System, Revenue Bonds
Series A
5.75%, due 4/1/53	10,500,000	11,309,448
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Georgia (continued)
DeKalb County Development Authority, GLOBE Academy, Inc. (The), Revenue Bonds
Series A
5.00%, due 6/1/50	$ 300,000	$ 283,998
Series A
5.00%, due 6/1/55	400,000	371,436
Series A
5.00%, due 6/1/63	1,315,000	1,189,872
Development Authority of Burke County (The), Oglethorpe Power Corp., Revenue Bonds
Series C
4.125%, due 11/1/45	18,145,000	16,161,788
Series D
4.125%, due 11/1/45	7,000,000	6,234,914
Development Authority of Cobb County (The), Kennesaw State University, Revenue Bonds, Junior Lien
Series C
5.00%, due 7/15/38	85,000	85,258
Series C
5.00%, due 7/15/38	2,305,000	2,210,386
Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds
5.00%, due 7/1/36	3,500,000	3,504,356
5.00%, due 7/1/42	1,100,000	1,062,161
Gainesville & Hall County Development Authority, Riverside Military Academy, Inc., Revenue Bonds
5.125%, due 3/1/52	1,500,000	900,000
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, First Tier
Series A
4.00%, due 1/1/54	4,750,000	3,964,698
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, Second Tier
Series B
5.00%, due 1/1/54 (e)	4,000,000	3,662,409
	Principal Amount	Value

Georgia (continued)
Main Street Natural Gas, Inc., Revenue Bonds
Series A
4.00%, due 5/15/39	$ 6,550,000	$ 6,044,416
Series A
5.00%, due 5/15/38	3,500,000	3,605,960
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: BAM
4.00%, due 1/1/49	14,150,000	12,824,567
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	11,335,000	9,947,772
Series B, Insured: BAM
4.00%, due 1/1/49	56,515,000	51,221,229
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
4.00%, due 1/1/59	5,000,000	4,241,590
Series A, Insured: AGM
5.00%, due 7/1/48	1,500,000	1,541,749
		153,433,608
Guam 0.4%
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,190,000	1,164,100
Series A
5.00%, due 2/1/40	4,825,000	4,686,382
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 7/1/40	230,000	230,636
Series A
5.00%, due 1/1/50	7,370,000	7,305,143
Port Authority of Guam, Revenue Bonds
Series A
5.00%, due 7/1/48	4,850,000	4,798,182

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Guam (continued)
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	$ 5,820,000	$ 5,565,340
Series D
5.00%, due 11/15/32	2,000,000	2,008,976
Series D
5.00%, due 11/15/34	4,580,000	4,589,742
Series D
5.00%, due 11/15/35	5,600,000	5,617,658
		35,966,159
Hawaii 0.6%
Kauai County Community Facilities District No. 2008-1, Kukui'ula Development Project, Special Tax
4.375%, due 5/15/42	2,300,000	2,005,226
5.00%, due 5/15/49	4,250,000	3,926,869
5.00%, due 5/15/51	5,585,000	5,123,703
State of Hawaii, Department of Budget & Finance, Revenue Bonds
3.20%, due 7/1/39	2,750,000	2,270,092
State of Hawaii, Airports System, Revenue Bonds (a)
Series A
5.25%, due 7/1/51	15,000,000	15,359,565
Series A
5.50%, due 7/1/54	5,000,000	5,242,956
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds (a)
Insured: AGM-CR
3.50%, due 10/1/49	25,800,000	20,051,819
Series B
4.00%, due 3/1/37	5,000,000	4,599,217
State of Hawaii Department of Budget & Finance, Chaminade University of Honolulu, Revenue Bonds
Series A
5.00%, due 1/1/45 (e)	1,500,000	1,269,711
		59,849,158
	Principal Amount	Value

Idaho 0.1%
Idaho Health Facilities Authority, St Luke's Health System Project, Revenue Bonds
Series A
3.00%, due 3/1/51	$ 8,750,000	$ 6,115,942
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	2,100,000	2,031,489
Idaho Housing & Finance Association, Gem Prep: Meridian Project, Revenue Bonds
Series A, Insured: School Bond Guaranty
4.00%, due 5/1/57	4,315,000	3,473,551
		11,620,982
Illinois 8.9%
Bridgeview Finance Corp., Sales Tax, Revenue Bonds
Series A
5.00%, due 12/1/42	7,150,000	6,651,222
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/27	5,125,000	4,606,438
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/30	12,900,000	10,155,360
Series A, Insured: NATL-RE
(zero coupon), due 12/1/31	170,000	127,605
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/31	1,095,000	821,928
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/38	3,750,000	3,440,800
Series A
4.00%, due 12/1/42	2,965,000	2,572,460
Series A
4.00%, due 12/1/43	4,000,000	3,415,848
Series A, Insured: BAM
4.00%, due 12/1/47	43,945,000	36,946,873
Series A
5.00%, due 12/1/30	3,500,000	3,550,130
Series B
5.00%, due 12/1/31	4,650,000	4,760,953
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Chicago Board of Education, Unlimited General Obligation (continued)
Series A
5.00%, due 12/1/37	$ 13,405,000	$ 13,476,131
Series A
5.00%, due 12/1/38	5,150,000	5,156,765
Series A
5.00%, due 12/1/42	12,905,000	12,004,758
Series D
5.00%, due 12/1/46	11,100,000	10,326,241
Series D
5.00%, due 12/1/46	2,000,000	1,860,584
Series A
5.00%, due 12/1/47	33,695,000	31,882,054
Series A
7.00%, due 12/1/44	10,975,000	11,062,724
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series C
5.00%, due 12/1/34	2,270,000	2,245,157
Series H
5.00%, due 12/1/36	1,915,000	1,855,201
Series G
5.00%, due 12/1/44	2,785,000	2,633,062
Series B
7.00%, due 12/1/42 (e)	9,600,000	9,934,862
Series A
7.00%, due 12/1/46 (e)	3,650,000	3,770,368
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/35	1,615,000	1,645,911
5.00%, due 4/1/36	1,270,000	1,293,124
Insured: BAM
5.00%, due 4/1/42	3,500,000	3,508,732
5.00%, due 4/1/46	4,650,000	4,653,063
5.75%, due 4/1/48	5,750,000	6,043,059
6.00%, due 4/1/46	41,400,000	42,195,766
Chicago Board of Education, Project, Unlimited General Obligation
Series C
5.25%, due 12/1/39	1,405,000	1,354,602
	Principal Amount	Value

Illinois (continued)
Chicago O'Hare International Airport, TrIPs Obligated Group, Revenue Bonds
5.00%, due 7/1/38 (a)	$ 1,500,000	$ 1,514,937
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.50%, due 1/1/53 (a)	4,690,000	4,816,348
City of Chicago, City Colleges Capital Improvement Project, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/34	300,000	206,211
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/39	5,650,000	5,644,774
Series A
5.00%, due 1/1/40	3,900,000	3,846,923
Series A
5.00%, due 1/1/44	11,150,000	10,544,712
Series A
5.50%, due 1/1/49	15,100,000	15,128,710
Series A
6.00%, due 1/1/38	36,910,000	37,615,394
City of Galesburg, Knox College Project, Revenue Bonds
Series A
4.00%, due 10/1/46	6,700,000	5,533,882
City of Marion, STAR Bond District Project Area No. 1, Revenue Bonds
6.625%, due 6/1/55	4,270,000	4,208,258
Illinois Finance Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.25%, due 7/1/33 (a)	500,000	403,682
Illinois Finance Authority, University of Illinois Health Services, Revenue Bonds
4.00%, due 10/1/50	13,850,000	11,675,461
4.00%, due 10/1/55	8,900,000	7,338,878
Illinois Finance Authority, Bradley University, Revenue Bonds
Series A
4.00%, due 8/1/51	3,225,000	2,581,189

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Illinois Finance Authority, Learn Charter School Project, Revenue Bonds
4.00%, due 11/1/51	$ 1,600,000	$ 1,324,249
4.00%, due 11/1/56	750,000	608,580
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
Series C
4.25%, due 8/1/42	2,900,000	2,575,200
Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds (c)(d)
5.00%, due 2/15/37	6,576,870	52,615
5.125%, due 2/15/45	5,096,517	40,772
Illinois Finance Authority, Columbia College Chicago, Revenue Bonds
Series A
5.00%, due 12/1/37	9,650,000	9,340,101
Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds
5.00%, due 5/15/40 (c)(d)	493,197	143,027
Illinois Finance Authority, Navy Pier, Inc., Revenue Bonds
Series B
5.00%, due 10/1/44 (e)	750,000	712,660
Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds
Series A
5.00%, due 5/15/47	1,155,000	1,089,718
Illinois Finance Authority, Chicago International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47	3,000,000	2,951,111
Illinois Finance Authority, Rosalind Franklin University of Medicine and Science, Revenue Bonds
Series C
5.00%, due 8/1/49	1,300,000	1,247,523
	Principal Amount	Value

Illinois (continued)
Illinois Finance Authority, Student Housing & Academic Facility, CHF-Chicago LLC, University of Illinois at Chicago Project, Revenue Bonds
Series A
5.00%, due 2/15/50	$ 7,985,000	$ 7,431,941
Illinois Finance Authority, Roosevelt University, Revenue Bonds (e)
Series A
6.00%, due 4/1/38	2,840,000	2,781,185
Series A
6.125%, due 4/1/49	2,355,000	2,274,634
Macon County School District No. 61, Unlimited General Obligation
Series C, Insured: AGM
4.00%, due 1/1/40	2,500,000	2,433,327
Series C, Insured: AGM
4.00%, due 1/1/45	2,875,000	2,606,660
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: AGM-CR
(zero coupon), due 6/15/30	5,675,000	4,570,816
Series A, Insured: NATL-RE
(zero coupon), due 12/15/32	37,700,000	27,225,311
Series A, Insured: NATL-RE
(zero coupon), due 6/15/33	1,165,000	821,089
Series A, Insured: NATL-RE
(zero coupon), due 12/15/33	2,250,000	1,547,344
Series A, Insured: NATL-RE
(zero coupon), due 6/15/34	45,315,000	30,392,512
Series A, Insured: NATL-RE
(zero coupon), due 12/15/36	33,795,000	19,734,171
Series A, Insured: NATL-RE
(zero coupon), due 6/15/37	6,000,000	3,392,683
Series A
(zero coupon), due 6/15/37	3,000,000	1,696,342
Series A, Insured: NATL-RE
(zero coupon), due 12/15/37	29,910,000	16,421,075
Series A, Insured: NATL-RE
(zero coupon), due 6/15/38	14,365,000	7,637,121
Series A
(zero coupon), due 12/15/39	3,500,000	1,701,223
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds (continued)
Series A, Insured: AGM-CR NATL-RE
(zero coupon), due 12/15/40	$ 27,700,000	$ 13,323,467
Series B-1, Insured: AGM
(zero coupon), due 6/15/44	13,660,000	5,234,834
Series B-1, Insured: AGM
(zero coupon), due 6/15/47	6,270,000	2,008,677
Series B
(zero coupon), due 12/15/50	37,865,000	9,547,796
Series B
(zero coupon), due 12/15/51	57,100,000	13,516,592
Series A, Insured: AGM
(zero coupon), due 12/15/52	6,180,000	1,434,689
Series B, Insured: BAM
(zero coupon), due 12/15/54	56,510,000	11,702,577
Series A, Insured: BAM
(zero coupon), due 12/15/56	51,050,000	9,446,450
Series B, Insured: AGM
(zero coupon), due 12/15/56	32,250,000	5,967,640
Series A, Insured: BAM
4.00%, due 12/15/42	2,500,000	2,242,769
Series A
4.00%, due 6/15/50	23,900,000	19,554,504
Series A
4.00%, due 6/15/52	27,500,000	22,158,219
Series B
5.00%, due 6/15/42	1,430,000	1,450,627
Series A
5.00%, due 6/15/50	1,000,000	992,874
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Revenue Bonds
Series A
(zero coupon), due 12/15/38	3,750,000	1,936,971
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Series B-1, Insured: AGM
(zero coupon), due 6/15/43	32,130,000	13,101,210
	Principal Amount	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series B-1, Insured: AGM
(zero coupon), due 6/15/45	$ 3,150,000	$ 1,137,674
Metropolitan Pier & Exposition Authority, State of Illinois McCormick Place Expansion Project Fund, Revenue Bonds
Series A
4.00%, due 12/15/47	3,550,000	2,965,374
Northern Illinois University, Auxiliary Facilities System, Revenue Bonds
Insured: BAM
4.00%, due 10/1/40	1,245,000	1,156,236
Insured: BAM
4.00%, due 10/1/41	1,660,000	1,527,396
Northern Illinois University, Certificate of Participation
Insured: BAM
4.25%, due 4/1/44	3,250,000	2,961,628
Insured: BAM
5.50%, due 4/1/49	2,000,000	2,080,341
Sangamon County Water Reclamation District, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/49	13,600,000	11,971,970
State of Illinois, Unlimited General Obligation
Insured: BAM
4.00%, due 6/1/41	27,720,000	25,234,370
Series C
4.00%, due 10/1/41	7,550,000	6,766,578
Series C, Insured: BAM
4.00%, due 10/1/42	8,650,000	7,865,151
Series C
4.25%, due 10/1/45	23,200,000	20,549,270
Series A
4.50%, due 12/1/41	6,425,000	6,238,153
Series A
5.00%, due 12/1/27	2,315,000	2,397,337
Series B
5.00%, due 12/1/27	8,915,000	9,232,076
5.00%, due 2/1/28	2,700,000	2,762,817
Series C
5.00%, due 11/1/29	14,135,000	14,570,909

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
State of Illinois, Unlimited General Obligation (continued)
Series A
5.00%, due 12/1/31	$ 1,485,000	$ 1,528,473
Series A
5.00%, due 12/1/39	2,400,000	2,430,539
Series A
5.00%, due 5/1/40	2,000,000	2,027,862
5.75%, due 5/1/45	16,820,000	17,559,463
State of Illinois, Rebuild Illinois Program, Unlimited General Obligation
Series C
4.00%, due 11/1/41	19,300,000	17,254,924
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/43	1,600,000	1,582,384
5.00%, due 12/1/48	13,055,000	12,815,592
Village of Bellwood, Bellwood Workforce Housing Project, Tax Allocation
5.00%, due 12/1/50	1,750,000	1,660,136
Village of Bridgeview, Unlimited General Obligation
Series A
5.125%, due 12/1/44	100,000	89,925
Series A
5.50%, due 12/1/43	1,545,000	1,465,472
Series A
5.50%, due 12/1/43	1,260,000	1,195,142
Series A
5.625%, due 12/1/41	3,940,000	3,850,120
Series A
5.75%, due 12/1/35	2,705,000	2,711,419
Village of Oak Lawn, Corporate Purpose, Unlimited General Obligation
Insured: NATL-RE
4.40%, due 12/1/26	400,000	393,282
Insured: NATL-RE
4.45%, due 12/1/28	430,000	413,181
Insured: NATL-RE
4.50%, due 12/1/30	475,000	474,555
Insured: NATL-RE
4.50%, due 12/1/32	520,000	480,144
	Principal Amount	Value

Illinois (continued)
Village of Oak Lawn, Corporate Purpose, Unlimited General Obligation (continued)
Insured: NATL-RE
4.50%, due 12/1/34	$ 575,000	$ 574,972
Village of Riverdale, Unlimited General Obligation
8.00%, due 10/1/36	1,555,000	1,558,191
Village of Romeoville, Lewis University, Revenue Bonds
Series B
4.125%, due 10/1/46	3,600,000	2,931,282
Series B
5.00%, due 10/1/36	1,000,000	962,573
Series B
5.00%, due 10/1/39	1,275,000	1,219,936
		835,980,873
Indiana 0.6%
City of Mount Vernon, Southern Indiana Gas & Electric Co., Revenue Bonds
4.25%, due 9/1/55 (a)(b)	7,750,000	7,748,869
County of Warrick, Southern Indiana Gas & Electric Co., Revenue Bonds
4.25%, due 9/1/55 (a)(b)	7,350,000	7,348,928
Indiana Finance Authority, Republic Services, Inc. Project, Revenue Bonds
3.85%, due 5/1/28 (a)(b)	6,000,000	5,983,904
Indiana Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
3.85%, due 5/1/28 (a)(b)	5,500,000	5,496,624
Indiana Finance Authority, Marian University, Inc., Revenue Bonds
Series A
4.00%, due 9/15/44	1,090,000	886,544
Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	1,875,787
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
Series A
5.00%, due 11/15/53	14,750,000	13,648,682
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Indiana (continued)
Indiana Finance Authority, Unidy Properties LLC, Revenue Bonds
5.25%, due 7/1/55	$ 1,000,000	$ 923,698
5.75%, due 7/1/60	3,750,000	3,701,049
Indiana Finance Authority, Margaret Mary Community Hospital Obligated Group, Revenue Bonds
Series A
5.75%, due 3/1/54	7,250,000	7,520,187
Indiana Finance Authority, United States Steel Corp., Revenue Bonds
Series A
6.75%, due 5/1/39 (a)	1,250,000	1,384,652
		56,518,924
Iowa 1.2%
City of Coralville, Annual Appropriation, Revenue Bonds
Series B
4.25%, due 5/1/37	920,000	771,645
Series C
5.00%, due 5/1/42	6,900,000	6,577,667
City of Coralville, Annual Appropriation, Tax Allocation
Series C
4.50%, due 5/1/47	2,930,000	2,544,482
Iowa Finance Authority, Lifespace Communities, Inc., Revenue Bonds
Series A
5.00%, due 5/15/49	3,900,000	3,697,314
Series A
5.125%, due 5/15/59	6,700,000	6,347,355
Iowa Finance Authority, Iowa Fertilizer Co. Project, Revenue Bonds
5.00%, due 12/1/50	15,235,000	17,010,059
Iowa Higher Education Loan Authority, Des Moines University Project, Revenue Bonds
4.00%, due 10/1/45	13,850,000	12,161,638
Iowa Higher Education Loan Authority, University of Dubuque Project, Revenue Bonds
5.00%, due 10/1/45	1,500,000	1,398,898
6.00%, due 10/1/55	8,000,000	8,194,211
	Principal Amount	Value

Iowa (continued)
Iowa Student Loan Liquidity Corp., Revenue Bonds
Series C
5.00%, due 12/1/54 (a)	$ 2,500,000	$ 2,239,293
Iowa Tobacco Settlement Authority, Capital Appreciation, Revenue Bonds
Series B-2, Class 2
(zero coupon), due 6/1/65	230,200,000	33,957,354
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A-2, Class 1
4.00%, due 6/1/49	11,100,000	9,569,378
Series B-1, Class 2
4.00%, due 6/1/49	475,000	448,291
State of Iowa Board of Regents, University of Iowa Hospitals & Clinics, Revenue Bonds
Series B
3.00%, due 9/1/61	8,700,000	6,056,870
		110,974,455
Kansas 0.3%
City of Manhattan, Meadowlark Hills Retirement Community, Revenue Bonds
Series A
4.00%, due 6/1/46	1,000,000	809,704
Wyandotte County-Kansas City Unified Government, Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project, Revenue Bonds
(zero coupon), due 9/1/34 (e)	45,005,000	23,226,117
Series A
5.00%, due 9/1/27	2,995,000	2,974,662
		27,010,483
Kentucky 0.9%
City of Campbellsville, Campbellsville University Project, Revenue Bonds
5.00%, due 3/1/39	4,430,000	4,138,690
City of Columbia, Lindsey Wilson College Project, Revenue Bonds
5.00%, due 12/1/33	3,355,000	3,332,513
City of Henderson, Pratt Paper LLC Project, Revenue Bonds (a)(e)
Series A
4.45%, due 1/1/42	7,950,000	7,365,786

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Kentucky (continued)
City of Henderson, Pratt Paper LLC Project, Revenue Bonds (a)(e) (continued)
Series B
4.45%, due 1/1/42	$ 8,950,000	$ 8,292,299
Series A
4.70%, due 1/1/52	14,155,000	13,093,637
Series B
4.70%, due 1/1/52	4,350,000	4,023,831
Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
Series A
5.00%, due 6/1/45	13,500,000	13,238,317
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
4.00%, due 9/1/45	31,335,000	26,967,117
		80,452,190
Louisiana 1.0%
Calcasieu Parish Memorial Hospital Service District, Lake Charles Memorial Hospital Project, Revenue Bonds
5.00%, due 12/1/39	1,475,000	1,398,609
Louisiana Local Government Environmental Facilities & Community Development Authority, Peoples of Bastrop LLC Project, Revenue Bonds
5.625%, due 6/15/51 (e)	2,500,000	2,127,484
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
5.00%, due 5/15/47	4,700,000	4,673,047
Louisiana Public Facilities Authority, Calcasieu Bridge Partners LLC, Revenue Bonds, Senior Lien (a)
5.00%, due 9/1/66	50,000,000	48,244,680
5.75%, due 9/1/64	2,000,000	2,076,291
	Principal Amount	Value

Louisiana (continued)
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, Revenue Bonds, Senior Lien (a)
5.50%, due 9/1/54	$ 3,900,000	$ 3,997,842
5.50%, due 9/1/59	28,850,000	29,508,799
		92,026,752
Maine 0.0% ‡
City of Portland, General Airport, Revenue Bonds
Insured: BAM
4.00%, due 1/1/40	1,150,000	1,116,319
Maryland 1.1%
County of Baltimore, Oak Crest Village, Inc. Facility, Revenue Bonds
4.00%, due 1/1/45	4,000,000	3,504,614
County of Frederick, Oakdale Lake Linganore Project, Special Tax
3.75%, due 7/1/39	1,410,000	1,227,942
County of Frederick, Technology Park Project TIF Development District, Special Tax
Series B
4.625%, due 7/1/43 (e)	10,350,000	9,514,291
County of Frederick, Mount St Mary's University, Inc., Revenue Bonds (e)
Series A
5.00%, due 9/1/37	5,190,000	4,998,741
Series A
5.00%, due 9/1/45	4,145,000	3,815,149
Maryland Economic Development Corp., Port Convington Project, Tax Allocation
4.00%, due 9/1/50	6,750,000	5,349,305
Maryland Economic Development Corp., Core Natural Resources, Inc., Revenue Bonds
5.00%, due 7/1/48 (b)(e)	7,900,000	7,713,753
Maryland Economic Development Corp., Purple Line Light Project, Green Bond, Revenue Bonds
Series B
5.25%, due 6/30/47 (a)	34,650,000	34,786,407
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc., Revenue Bonds
Series A
4.00%, due 6/1/46	$ 750,000	$ 638,269
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare, Inc., Revenue Bonds
Series B, Insured: BAM
4.00%, due 1/1/51	20,110,000	17,759,487
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc. Project, Revenue Bonds
Series A
4.00%, due 6/1/55	900,000	725,296
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds
Series A
5.00%, due 7/1/38	1,000,000	1,018,157
Series A
5.00%, due 7/1/48	3,000,000	2,967,948
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Revenue Bonds
5.00%, due 7/1/45	4,000,000	3,941,618
Maryland Health & Higher Educational Facilities Authority, Green Street Academy Inc., Revenue Bonds (e)
Series A
5.125%, due 7/1/37	1,260,000	1,222,221
Series A
5.375%, due 7/1/52	1,530,000	1,427,811
Maryland Health & Higher Educational Facilities Authority, Edenwald Issue, Revenue Bonds
5.25%, due 1/1/37	1,000,000	1,000,398
		101,611,407
	Principal Amount	Value

Massachusetts 0.9%
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds
Series C, Insured: AGM
4.00%, due 10/1/45	$ 2,150,000	$ 1,977,815
Massachusetts Development Finance Agency, Equitable School Revolving Fund LLC, Revenue Bonds
Series C
4.00%, due 11/1/46	1,500,000	1,313,076
Series C
4.00%, due 11/1/51	20,000	16,960
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group, Revenue Bonds
Series N-1
4.50%, due 7/1/54	9,600,000	8,940,673
Series I
5.00%, due 7/1/46	2,000,000	1,944,362
Massachusetts Development Finance Agency, Linden Ponds, Inc., Revenue Bonds (e)
5.00%, due 11/15/33	3,000,000	3,094,657
5.125%, due 11/15/46	5,600,000	5,660,631
Massachusetts Development Finance Agency, Milford Regional Medical Center, Revenue Bonds (e)
Series G
5.00%, due 7/15/35	270,000	292,041
Series G
5.00%, due 7/15/36	235,000	254,184
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/38	1,215,000	1,098,001
5.00%, due 10/1/43	2,000,000	1,738,496
5.00%, due 10/1/48	7,650,000	6,511,626
5.00%, due 10/1/54	15,400,000	12,661,112
Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds
5.00%, due 5/1/41	2,700,000	2,699,955

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, Ascentria Care Alliance Project, Revenue Bonds
5.00%, due 7/1/41 (e)	$ 3,875,000	$ 3,466,855
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
5.00%, due 10/1/48	10,040,000	9,377,946
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds (a)
Series B
2.00%, due 7/1/37	2,525,000	2,251,819
Series C
3.00%, due 7/1/51	7,305,000	4,721,021
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien
Series B
3.00%, due 7/1/35 (a)	490,000	482,424
Massachusetts Educational Financing Authority, Revenue Bonds
Series D
5.00%, due 7/1/54 (a)	10,000,000	9,267,510
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/40	4,030,000	2,985,727
		80,756,891
Michigan 2.5%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/41	3,415,000	3,246,301
5.00%, due 2/15/47	3,000,000	2,738,801
Chandler Park Academy, Revenue Bonds
5.125%, due 11/1/30	825,000	813,221
5.125%, due 11/1/35	605,000	582,031
City of Detroit, Unlimited General Obligation
5.00%, due 4/1/27	850,000	872,401
5.00%, due 4/1/31	1,000,000	1,030,938
5.00%, due 4/1/33	1,200,000	1,230,097
5.00%, due 4/1/35	1,000,000	1,021,340
	Principal Amount	Value

Michigan (continued)
City of Detroit, Unlimited General Obligation (continued)
5.00%, due 4/1/37	$ 1,100,000	$ 1,117,586
5.00%, due 4/1/38	850,000	862,273
5.50%, due 4/1/45	1,100,000	1,130,799
5.50%, due 4/1/50	6,240,000	6,372,016
City of Detroit, Water Supply System, Revenue Bonds, Second Lien
Series B, Insured: NATL-RE
5.00%, due 7/1/34	10,000	10,016
Detroit Service Learning Academy, Revenue Bonds
4.00%, due 7/1/31	1,555,000	1,501,849
4.00%, due 7/1/41	3,600,000	3,037,355
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Second Lien
Series B
5.00%, due 7/1/46	3,000,000	2,952,115
Kentwood Economic Development Corp., Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/41	2,085,000	1,999,596
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 6/1/45	48,300,000	12,793,617
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B-2, Class 2
(zero coupon), due 6/1/65 (g)	287,185,000	29,950,150
Michigan Finance Authority, Calvin University Obligated Group, Revenue Bonds
4.00%, due 9/1/46	4,470,000	3,906,334
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds, Senior Lien
4.00%, due 11/1/48	6,650,000	5,840,502
Michigan Finance Authority, Henry Ford Health System, Revenue Bonds
Series A
4.00%, due 11/15/50	4,945,000	4,246,128
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Michigan (continued)
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds
Series C
5.00%, due 7/1/35	$ 2,000,000	$ 1,997,002
Michigan Finance Authority, College for Creative Studies, Revenue Bonds
5.00%, due 12/1/36	1,000,000	988,790
5.00%, due 12/1/40	1,700,000	1,596,426
5.00%, due 12/1/45	4,400,000	3,972,260
Michigan Finance Authority, Lawrence Technological University, Revenue Bonds
5.00%, due 2/1/37	1,550,000	1,550,030
5.25%, due 2/1/32	3,350,000	3,384,014
Michigan Finance Authority, Local Government Loan Program, Public Lightning Local Project, Revenue Bonds
Series B
5.00%, due 7/1/44	4,000,000	4,001,088
Michigan Finance Authority, Landmark Academy, Revenue Bonds
5.00%, due 6/1/45	2,920,000	2,700,167
Michigan Finance Authority, Lawrence Technological University Project, Revenue Bonds
5.00%, due 2/1/47	2,195,000	2,058,624
Michigan Finance Authority, Presbyterian Villages of Michigan Obligated Group, Revenue Bonds
5.50%, due 11/15/45	1,025,000	856,416
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
5.75%, due 11/1/40	2,630,000	2,641,496
Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds
5.90%, due 7/15/46 (e)	1,860,000	1,383,794
Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds
Series A, Insured: AMBAC
4.50%, due 5/1/31	305,000	297,309
	Principal Amount	Value

Michigan (continued)
Michigan Strategic Fund, Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/42	$ 1,765,000	$ 1,670,938
5.00%, due 11/15/43	2,220,000	2,082,469
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds
5.00%, due 6/30/48 (a)	26,480,000	25,998,231
Michigan Tobacco Settlement Finance Authority, Capital Appreciation, Revenue Bonds
Series B
(zero coupon), due 6/1/46	272,855,000	36,092,113
Series B
(zero coupon), due 6/1/52	23,170,000	2,849,252
Series C
(zero coupon), due 6/1/58	387,050,000	11,680,743
Richfield Public School Academy, Revenue Bonds
4.00%, due 9/1/30	750,000	721,525
State of Michigan, Trunk Line, Revenue Bonds
5.50%, due 11/15/49	31,180,000	33,348,104
Summit Academy North, Michigan Public School Academy, Revenue Bonds
4.00%, due 11/1/41	2,875,000	2,383,115
		231,509,372
Minnesota 0.8%
City of Crookston, Riverview Healthcare Project, Revenue Bonds
5.00%, due 5/1/51	6,390,000	3,408,838
City of Forest Lake, Lakes International Language Academy Project, Revenue Bonds
Series A
5.25%, due 8/1/43	300,000	298,616
Series A
5.375%, due 8/1/50	1,250,000	1,227,167
City of Ham Lake, Parnassus Preparatory School Project, Revenue Bonds
Series A
5.00%, due 11/1/47	3,250,000	3,092,599

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Minnesota (continued)
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/51	$ 1,400,000	$ 1,092,889
Series A
4.00%, due 7/1/56	1,080,000	821,735
City of Minneapolis, Twin Cities International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47 (e)	3,785,000	3,408,302
City of Rochester, Samaritan Bethany, Inc. Project, Revenue Bonds
Series A
5.00%, due 8/1/48	925,000	731,747
Duluth Economic Development Authority, Essentia Health Obligated Group, Revenue Bonds
Series A
5.00%, due 2/15/53	15,350,000	14,796,476
Series A
5.25%, due 2/15/53	22,465,000	22,551,227
Series A
5.25%, due 2/15/58	16,165,000	16,243,843
Duluth Economic Development Authority, St. Luke's Hospital of Duluth, Revenue Bonds
Series B
5.25%, due 6/15/42	4,000,000	4,209,771
Series B
5.25%, due 6/15/47	3,000,000	3,092,294
Series B
5.25%, due 6/15/52	4,750,000	4,883,896
		79,859,400
Mississippi 0.0% ‡
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Revenue Bonds
2.375%, due 6/1/44	6,700,000	4,087,188
	Principal Amount	Value

Missouri 0.6%
Branson Industrial Development Authority, Tax Increment, Branson Landing-Retail Project, Tax Allocation
5.50%, due 6/1/29	$ 2,290,000	$ 2,188,228
Cape Girardeau County Industrial Development Authority, Southeast Health, Revenue Bonds
4.00%, due 3/1/46	1,695,000	1,536,378
City of Lees Summit, Department of Airports, Summit Fair Project, Tax Allocation
4.875%, due 11/1/37 (e)	3,045,000	2,731,775
Health & Educational Facilities Authority of the State of Missouri, Maryville University of St. Louis, Revenue Bonds
Series A
4.00%, due 6/15/41	3,300,000	2,806,527
Series A
5.00%, due 6/15/45	3,270,000	3,081,498
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Project, Revenue Bonds
4.00%, due 2/1/42	3,750,000	3,297,246
Health & Educational Facilities Authority of the State of Missouri, Lake Regional Health System, Revenue Bonds
4.00%, due 2/15/51	2,125,000	1,742,450
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
4.00%, due 6/1/53	6,915,000	5,689,859
5.00%, due 12/1/52	4,400,000	4,458,824
Health & Educational Facilities Authority of the State of Missouri, Capital Region Medical Center, Revenue Bonds
5.00%, due 11/1/40	1,850,000	2,012,951
Kansas City Industrial Development Authority, Airport, Revenue Bonds
Series A, Insured: AGM
4.00%, due 3/1/57 (a)	2,400,000	2,027,191
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Missouri (continued)
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Area, Revenue Bonds (e)
Series A-1
5.00%, due 6/1/46	$ 1,875,000	$ 1,760,754
Series A-1
5.00%, due 6/1/54	1,250,000	1,139,918
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Tax Allocation
Series B
5.00%, due 2/1/40 (e)	6,200,000	5,881,794
Lees Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
5.00%, due 5/1/35	685,000	610,706
6.00%, due 5/1/42	2,800,000	2,480,009
Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Revenue Bonds
Series A
5.00%, due 3/15/49	7,500,000	5,743,468
Springfield School District No. R-12, Unlimited General Obligation
2.25%, due 3/1/40	2,000,000	1,403,888
St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds
Series A
5.125%, due 8/15/45	1,900,000	1,657,694
St. Louis Land Clearance for Redevelopment Authority, Scottrade Center Project, Revenue Bonds
Series A
5.00%, due 4/1/48	2,000,000	1,972,300
		54,223,458
Montana 0.3%
City of Forsyth, NorthWestern Corp., Revenue Bonds
3.875%, due 7/1/28	9,750,000	9,814,641
	Principal Amount	Value

Montana (continued)
County of Gallatin, Bozeman Fiber Project, Revenue Bonds (e)
Series A
(zero coupon), due 10/15/55 (f)	$ 7,490,000	$ 5,729,470
Series A
4.00%, due 10/15/41	1,080,000	712,355
Series A
4.00%, due 10/15/46	2,500,000	1,621,637
Series A
4.00%, due 10/15/51	4,710,000	2,985,529
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/48	5,465,000	5,413,959
		26,277,591
Nebraska 0.0% ‡
County of Douglas, Creighton University, Revenue Bonds
Series A
3.00%, due 7/1/51	2,500,000	1,710,385
Nevada 0.3%
Carson City, Carson Tahoe Regional Healthcare Obligated Group, Revenue Bonds
5.00%, due 9/1/47	2,320,000	2,247,105
City of Las Vegas, Special Improvement District No. 818, Special Assessment
5.00%, due 12/1/49	1,115,000	1,050,242
5.00%, due 12/1/54	1,255,000	1,164,987
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds
Series C
(zero coupon), due 7/1/58 (e)	12,500,000	1,777,871
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds, First Lien
Series A
4.00%, due 6/1/43	2,500,000	2,346,668
City of Reno, Sales Tax, Revenue Bonds
Series D
(zero coupon), due 7/1/58 (e)	9,000,000	985,017

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Nevada (continued)
City of Reno, 2024 Special Assessment District No. 1, Special Assessment (e)
5.00%, due 6/1/41	$ 825,000	$ 805,431
5.25%, due 6/1/54	1,100,000	1,021,546
Las Vegas Redevelopment Agency, Tax Allocation
5.00%, due 6/15/45	2,750,000	2,727,196
State of Nevada Department of Business & Industry, Somerset Academy of Las Vegas, Revenue Bonds
Series A
5.00%, due 12/15/48 (e)	4,215,000	3,907,132
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/30	2,755,000	2,899,988
5.00%, due 7/1/34	2,000,000	2,081,938
5.00%, due 7/1/45	5,050,000	4,971,110
		27,986,231
New Hampshire 1.7%
Manchester Housing and Redevelopment Authority, Inc., Revenue Bonds
Series B, Insured: BAM
(zero coupon), due 1/1/26	1,995,000	1,940,051
Series B, Insured: BAM
(zero coupon), due 1/1/27	2,380,000	2,224,144
New Hampshire Business Finance Authority, Springpoint Senior Living Project, Revenue Bonds
4.00%, due 1/1/51	7,850,000	5,903,144
New Hampshire Business Finance Authority, Waste Management, Inc. Project, Revenue Bonds (a)(b)
Series A-3
4.50%, due 7/1/33	35,000,000	35,002,030
Series A
4.50%, due 10/1/33	36,200,000	36,205,745
New Hampshire Business Finance Authority, Ascentria Care Alliance Project, Revenue Bonds (e)
5.00%, due 7/1/51	2,000,000	1,633,845
5.00%, due 7/1/56	910,000	727,792
	Principal Amount	Value

New Hampshire (continued)
New Hampshire Business Finance Authority, The Vista Project, Revenue Bonds
Series A
5.75%, due 7/1/54 (e)	$ 1,500,000	$ 1,400,045
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (e)	67,700,000	70,290,601
New Hampshire Health and Education Facilities Authority Act, Kendal at Hanover, Revenue Bonds
5.00%, due 10/1/46	1,800,000	1,802,056
		157,129,453
New Jersey 3.0%
Camden County Improvement Authority (The), Camden School Prep Project, Revenue Bonds
5.00%, due 7/15/52 (e)	2,000,000	1,909,083
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds
4.00%, due 7/15/50 (e)	2,450,000	2,036,485
4.00%, due 6/15/51	1,100,000	931,100
4.00%, due 7/15/60 (e)	8,155,000	6,485,313
Series A
4.00%, due 8/1/60 (e)	3,755,000	2,985,841
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series LLL
5.00%, due 6/15/36	5,200,000	5,424,277
Series LLL
5.00%, due 6/15/44	1,000,000	1,015,307
Series LLL
5.00%, due 6/15/49	6,790,000	6,841,266
New Jersey Economic Development Authority, Provident Group-Kean Properties LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	2,650,000	2,573,465
Series A
5.00%, due 7/1/47	3,095,000	2,876,936
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Jersey (continued)
New Jersey Economic Development Authority, State Government Buildings Project, Revenue Bonds
Series C
5.00%, due 6/15/42	$ 8,860,000	$ 8,876,231
New Jersey Economic Development Authority, Port Newark Container Terminal LLC, Revenue Bonds
5.00%, due 10/1/47 (a)	15,905,000	15,441,719
New Jersey Economic Development Authority, Provident Group-Rowan Properties LLC, Revenue Bonds
Series A
5.00%, due 1/1/48	11,985,000	11,013,491
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (a)
5.125%, due 1/1/34	3,000,000	3,000,598
Insured: AGM
5.125%, due 7/1/42	1,705,000	1,707,683
5.375%, due 1/1/43	15,105,000	15,108,785
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (a)	10,335,000	10,336,405
New Jersey Economic Development Authority, NYNJ Link Borrower LLC, Revenue Bonds
5.625%, due 1/1/52 (a)	16,695,000	16,700,795
New Jersey Economic Development Authority, Team Academy Charter School Project, Revenue Bonds
6.00%, due 10/1/43	2,055,000	2,056,594
New Jersey Higher Education Student Assistance Authority, Revenue Bonds
Series C
5.25%, due 12/1/54 (a)	2,800,000	2,711,298
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
4.00%, due 6/15/38	10,350,000	10,039,669
Series AA
4.00%, due 6/15/40	11,250,000	10,681,783
	Principal Amount	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds (continued)
Series A
4.00%, due 6/15/41	$ 3,000,000	$ 2,812,855
Series BB
4.00%, due 6/15/41	3,750,000	3,516,069
Series BB
4.00%, due 6/15/44	14,890,000	13,589,059
Series AA
4.00%, due 6/15/45	40,170,000	36,244,290
Series BB
4.00%, due 6/15/46	6,140,000	5,507,484
Series AA
4.00%, due 6/15/50	7,110,000	6,303,836
Series BB
4.00%, due 6/15/50	20,805,000	18,446,035
Series CC
4.125%, due 6/15/50	4,000,000	3,619,134
Series AA
4.25%, due 6/15/44	2,055,000	1,939,810
Series AA
5.00%, due 6/15/50	1,490,000	1,639,763
Series AA
5.00%, due 6/15/50	5,420,000	5,491,282
South Jersey Port Corp., Marine Terminal, Revenue Bonds
Series B
5.00%, due 1/1/48 (a)	24,010,000	23,477,902
South Jersey Transportation Authority, Revenue Bonds
Series A, Insured: AGC-CR
4.00%, due 11/1/50	9,950,000	8,744,959
Series A, Insured: BAM
5.00%, due 11/1/45	10,150,000	10,340,875
		282,427,477
New York 10.5%
Brooklyn Arena Local Development Corp., Barclays Center Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 7/15/43	2,135,000	1,580,382
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(e)	1,500,000	1,500,287

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds
Series A
5.00%, due 6/1/47 (e)	$ 1,225,000	$ 1,126,027
Build NYC Resource Corp., Hellenic Classical Charter Schools, Revenue Bonds (e)
Series A
5.00%, due 12/1/51	1,000,000	856,964
Series A
5.00%, due 12/1/55	1,080,000	910,031
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/45	6,600,000	6,621,673
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	37,500,000	7,690,309
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/52	6,750,000	6,788,491
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series B
4.00%, due 7/1/27	2,020,000	1,963,007
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/42	2,425,000	1,907,514
Series A
4.00%, due 11/1/47	1,530,000	1,127,172
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
4.00%, due 11/15/45	31,350,000	27,662,240
Series E
4.00%, due 11/15/45	23,375,000	20,635,289
	Principal Amount	Value

New York (continued)
Metropolitan Transportation Authority, Green Bond, Revenue Bonds (continued)
Series A-1
4.00%, due 11/15/46	$ 21,195,000	$ 18,555,106
Series A-1
4.00%, due 11/15/46	11,050,000	9,673,693
Series A-3, Insured: AGM
4.00%, due 11/15/46	2,545,000	2,224,524
Series A-1
4.00%, due 11/15/48	6,440,000	5,592,893
Series A-1
4.00%, due 11/15/49	35,565,000	30,798,621
Series A-1, Insured: AGM
4.00%, due 11/15/50	8,550,000	7,407,849
Series A-1
4.00%, due 11/15/50	800,000	690,812
Series D
4.00%, due 11/15/50	7,730,000	6,722,745
Series A-1
4.00%, due 11/15/51	10,290,000	8,826,402
Series A-1
4.00%, due 11/15/52	3,340,000	2,853,264
Series A-2
5.00%, due 11/15/27	3,150,000	3,227,218
Series B
5.00%, due 11/15/28	1,190,000	1,254,591
Metropolitan Transportation Authority, Climate Certified Green Bond, Revenue Bonds
Series C, Insured: AGM
4.00%, due 11/15/47	2,000,000	1,736,615
Metropolitan Transportation Authority, Revenue Bonds
Series D
5.00%, due 11/15/27	2,055,000	2,105,375
Monroe County Industrial Development Corp., Rochester Regional Health Obligated Group, Revenue Bonds
4.00%, due 12/1/41	2,955,000	2,664,562
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	1,000,000	841,276
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	$ 2,075,000	$ 1,869,475
Series A-3
5.125%, due 6/1/46	12,605,000	10,699,129
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 1/1/46	12,615,000	8,986,546
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 3/1/49	1,750,000	1,256,859
Series A, Insured: AGM-CR
3.00%, due 3/1/49	17,600,000	12,678,720
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series E-1
4.00%, due 2/1/49	49,060,000	44,011,407
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	10,000,000	3,219,458
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	2,500,000	1,089,520
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	14,600,000	10,387,456
New York Liberty Development Corp., Green Bond, Revenue Bonds
Series A, Insured: BAM
3.00%, due 11/15/51	3,750,000	2,612,094
	Principal Amount	Value

New York (continued)
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.125%, due 9/15/50	$ 21,530,000	$ 15,454,225
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (e)	72,180,000	71,868,976
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 8/1/38	1,750,000	1,629,772
Series A
4.00%, due 9/1/40	3,150,000	2,875,208
Series A
4.00%, due 9/1/50	6,700,000	5,533,604
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/50	4,240,000	3,699,949
Series A
4.00%, due 7/1/53	4,310,000	3,692,783
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds (e)
5.00%, due 12/1/25	2,400,000	2,398,820
5.00%, due 12/1/45	1,500,000	1,297,578
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/30 (e)	2,200,000	2,191,349
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
3.00%, due 3/15/48	8,500,000	6,303,865
Series A-1
3.00%, due 3/15/51	33,195,000	23,716,506
Series A-1
4.00%, due 3/15/53	14,875,000	13,239,875

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds
Series B
4.00%, due 1/1/50	$ 10,135,000	$ 8,917,489
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/50	9,700,000	6,940,420
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	6,150,000	5,683,706
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (a)
4.00%, due 10/1/30	9,160,000	9,001,364
4.375%, due 10/1/45	75,465,000	68,393,039
5.00%, due 10/1/35	6,110,000	6,196,519
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds
4.00%, due 4/30/53 (a)	4,870,000	3,910,861
New York Transportation Development Corp., Terminal 4 JFK International Airport Project, Revenue Bonds (a)
5.00%, due 12/1/34	9,750,000	10,164,565
5.00%, due 12/1/36	5,000,000	5,152,758
5.00%, due 12/1/38	9,750,000	9,936,875
5.00%, due 12/1/39	13,805,000	13,994,645
5.00%, due 12/1/40	4,785,000	4,838,871
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (a)
Insured: AGM-CR
5.00%, due 12/1/40	17,260,000	17,954,473
5.00%, due 12/1/42	3,375,000	3,369,403
5.375%, due 6/30/60	15,000,000	15,043,906
	Principal Amount	Value

New York (continued)
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.00%, due 7/1/46 (a)	$ 12,125,000	$ 11,878,986
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (a)
Insured: AGM
5.00%, due 6/30/54	8,315,000	8,280,390
5.00%, due 6/30/60	25,000,000	24,011,077
Insured: AGM
5.125%, due 6/30/60	12,000,000	12,060,715
Insured: AGM
5.25%, due 6/30/60	12,685,000	12,871,449
5.50%, due 6/30/54	60,755,000	61,680,141
5.50%, due 6/30/60	15,995,000	16,217,076
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds (a)
5.25%, due 8/1/31	3,360,000	3,480,011
5.375%, due 8/1/36	3,445,000	3,537,110
New York Transportation Development Corp., JFK International Airport New Terminal One Project, Revenue Bonds
5.25%, due 6/30/49 (a)	35,360,000	35,504,180
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AGC
5.25%, due 12/31/54 (a)	13,000,000	13,209,018
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue Bonds (a)
Series A
5.50%, due 12/31/54	75,970,000	77,292,068
Series A
5.50%, due 12/31/60	24,880,000	25,274,754
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/40	$ 3,755,000	$ 2,941,578
Series A, Insured: AGM
3.00%, due 12/1/44	6,450,000	4,668,825
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,430,000	1,167,194
Port Authority of New York & New Jersey, Revenue Bonds (a)
Series 223
4.00%, due 7/15/46	9,520,000	8,522,750
Series 236
5.00%, due 1/15/52	4,285,000	4,280,013
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds
Series 218
4.00%, due 11/1/47 (a)	2,455,000	2,171,139
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series A
7.00%, due 8/1/43	1,500,000	1,502,755
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (e)	13,000,000	2,467,609
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
4.00%, due 12/1/45	840,000	700,757
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	71,340,000	6,676,283
	Principal Amount	Value

New York (continued)
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series A
5.00%, due 7/1/44	$ 915,000	$ 915,032
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series B
5.00%, due 6/1/48	19,500,000	17,619,779
		984,687,689
North Carolina 0.6%
North Carolina Medical Care Commission, The Forest at Duke Project, Revenue Bonds
4.00%, due 9/1/41	2,300,000	2,013,537
4.00%, due 9/1/51	1,200,000	931,649
North Carolina Medical Care Commission, Plantation Village, Inc., Revenue Bonds
Series A
4.00%, due 1/1/52	2,940,000	2,264,277
North Carolina Medical Care Commission, United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue Bonds
Series B-1
4.25%, due 10/1/28	275,000	273,946
Series A
5.00%, due 10/1/39	500,000	512,551
Series A
5.00%, due 10/1/44	1,010,000	1,010,574
Series A
5.00%, due 10/1/49	515,000	507,364
Series A
5.125%, due 10/1/54	2,250,000	2,237,637
North Carolina Medical Care Commission, Pines at Davidson Project (The), Revenue Bonds
Series A
5.00%, due 1/1/49	3,350,000	3,308,740
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM
3.00%, due 1/1/42	2,320,000	1,787,149
Insured: AGM
5.00%, due 1/1/49	4,750,000	4,779,719

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
North Carolina (continued)
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien (continued)
Insured: AGM-CR
5.00%, due 1/1/49	$ 23,700,000	$ 23,848,282
North Carolina Turnpike Authority, Monroe Expressway Toll, Revenue Bonds
Series A
5.00%, due 7/1/51	2,745,000	2,734,388
Series A
5.00%, due 7/1/54	5,395,000	5,331,838
North Carolina Turnpike Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.00%, due 1/1/58	8,885,000	8,948,292
		60,489,943
North Dakota 0.5%
City of Grand Forks, Altru Health System, Revenue Bonds
Insured: AGC-CR
4.00%, due 12/1/46	3,955,000	3,399,685
Series A, Insured: AGM
5.00%, due 12/1/48	2,950,000	2,990,018
Series A, Insured: AGM
5.00%, due 12/1/53	2,800,000	2,817,849
County of Cass, Essentia Health Obligated Group, Revenue Bonds
Series B
5.25%, due 2/15/53	9,100,000	9,134,929
County of Ward, Trinity Health Obligated Group, Revenue Bonds
Series C
5.00%, due 6/1/43	7,500,000	7,112,960
County of Ward, Trinity Health, Revenue Bonds
Series C
5.00%, due 6/1/48	26,890,000	25,193,975
Series C
5.00%, due 6/1/53	725,000	669,772
		51,319,188
	Principal Amount	Value

Ohio 4.5%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.25%, due 11/15/46	$ 29,875,000	$ 29,988,845
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 6/1/48	5,185,000	3,597,677
Series B-2
5.00%, due 6/1/55 (g)	261,875,000	228,861,728
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Development Corp. Project, Revenue Bonds
4.00%, due 8/1/44	12,270,000	11,088,981
Series A
5.50%, due 8/1/52	1,000,000	1,028,943
Cleveland-Cuyahoga County Port Authority, Centers for Dialysis Care Project, Revenue Bonds
Series A
5.00%, due 12/1/42	4,905,000	4,658,508
Series A
5.00%, due 12/1/47	1,435,000	1,322,170
County of Cuyahoga, MetroHealth System (The), Revenue Bonds
4.75%, due 2/15/47	1,440,000	1,327,376
5.00%, due 2/15/37	5,050,000	4,975,311
5.00%, due 2/15/57	10,400,000	9,789,634
5.25%, due 2/15/47	3,715,000	3,694,527
5.50%, due 2/15/57	34,295,000	34,000,735
County of Cuyahoga, MetroHealth System, Revenue Bonds
5.50%, due 2/15/52	2,920,000	2,916,710
County of Hamilton, Life Enriching Communities Project, Revenue Bonds
5.00%, due 1/1/42	1,080,000	1,070,322
5.00%, due 1/1/46	2,090,000	2,031,931
County of Montgomery, Kettering Health Network Obligated Group, Revenue Bonds
4.00%, due 8/1/51	3,265,000	2,800,410
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Ohio (continued)
Dayton-Montgomery County Port Authority, Dayton Regional STEM Schools, Inc., Revenue Bonds
5.00%, due 12/1/60	$ 1,450,000	$ 1,381,244
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project, Revenue Bonds
5.00%, due 12/1/51	4,250,000	3,848,885
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds
4.50%, due 1/15/48 (a)(e)	2,450,000	2,223,388
Ohio Higher Educational Facility Commission, Tiffin University Project, Revenue Bonds
4.00%, due 11/1/49	4,700,000	3,440,343
5.00%, due 11/1/44	750,000	674,072
Ohio Higher Educational Facility Commission, University of Findlay (The), Revenue Bonds
5.00%, due 3/1/39	1,675,000	1,603,239
5.00%, due 3/1/44	8,085,000	7,419,161
Ohio Higher Educational Facility Commission, Cleveland Institute of Art (The), Revenue Bonds
5.25%, due 12/1/48	1,000,000	878,790
5.50%, due 12/1/53	1,215,000	1,079,092
Port of Greater Cincinnati Development Authority, RBM Phase 3 Garage Project, Tax Allocation
5.00%, due 12/1/44	1,000,000	953,539
5.125%, due 12/1/55	2,655,000	2,454,073
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series A
4.00%, due 1/15/46	8,000,000	7,327,154
Series A, Insured: BAM
4.00%, due 1/15/50	33,060,000	29,771,611
Toledo-Lucas County Port Authority, University of Toledo Parking Project, Revenue Bonds
4.00%, due 1/1/57	6,150,000	4,767,799
	Principal Amount	Value

Ohio (continued)
Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
Series A
5.00%, due 7/1/34	$ 1,400,000	$ 1,363,714
Series A
5.00%, due 7/1/39	2,000,000	1,892,557
Series A
5.00%, due 7/1/46	9,440,000	8,580,899
		422,813,368
Oklahoma 0.1%
Norman Regional Hospital Authority, Norman Regional Hospital Authority Obligated Group, Revenue Bonds
4.00%, due 9/1/45	2,500,000	1,851,330
5.00%, due 9/1/37	3,510,000	3,164,523
Tulsa Authority for Economic Opportunity, Sante FE Square Project, Tax Allocation
4.375%, due 12/1/41 (e)	1,500,000	1,313,274
Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds
5.25%, due 11/15/45	1,250,000	1,232,323
		7,561,450
Oregon 0.0% ‡
Astoria Hospital Facilities Authority, Columbia Memorial Hospital Obligated Group, Revenue Bonds
3.50%, due 8/1/42	845,000	678,902
Oregon State Facilities Authority, College Housing Northwest Project, Revenue Bonds
Series A
5.00%, due 10/1/48 (e)	1,560,000	1,385,822
		2,064,724
Pennsylvania 4.6%
Adams County General Authority, Brethren Home Community Project (The), Revenue Bonds
Series A
5.00%, due 6/1/59	3,500,000	3,289,379

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Allegheny County Airport Authority, Revenue Bonds (a)
Series A, Insured: AGM
4.00%, due 1/1/46	$ 7,970,000	$ 7,026,853
Series A
4.00%, due 1/1/56	7,500,000	6,322,043
Allegheny County Hospital Development Authority, Allegheny Health Network, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 4/1/44	15,900,000	14,789,277
Allegheny County Industrial Development Authority, Urban Academy of Greater Pittsburgh Charter School, Revenue Bonds
Series A
4.00%, due 6/15/41 (e)	1,895,000	1,571,530
Allegheny County Industrial Development Authority, Propel Charter School - Sunrise, Revenue Bonds
6.00%, due 7/15/38	2,740,000	2,742,546
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (e)
5.00%, due 5/1/42	14,750,000	13,920,195
5.00%, due 5/1/42	8,465,000	7,988,776
5.00%, due 5/1/42	5,010,000	4,862,532
5.125%, due 5/1/32	4,250,000	4,275,295
5.375%, due 5/1/42	4,225,000	4,092,771
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
5.00%, due 5/1/42	3,500,000	3,527,925
6.00%, due 5/1/42 (e)	4,250,000	4,347,748
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
4.00%, due 7/1/46	2,910,000	2,429,306
4.00%, due 7/1/51	7,200,000	5,781,913
5.00%, due 7/1/40	655,000	661,518
5.00%, due 7/1/41	2,500,000	2,511,622
	Principal Amount	Value

Pennsylvania (continued)
Cambria County General Financing Authority, St. Francis University, Revenue Bonds
Series TT-5
4.00%, due 4/1/46	$ 2,035,000	$ 1,561,995
Chambersburg Area Municipal Authority, Wilson College, Revenue Bonds
5.50%, due 10/1/33	1,230,000	1,205,710
5.75%, due 10/1/38	3,200,000	3,073,245
5.75%, due 10/1/43	2,290,000	2,137,158
Chester County Industrial Development Authority, Renaissance Academy Charter School, Revenue Bonds
4.50%, due 10/1/64 (e)	5,900,000	4,955,723
Chester County Industrial Development Authority, Avon Grove Charter School, Revenue Bonds
5.00%, due 3/1/27	2,375,000	2,404,890
Chester County Industrial Development Authority, Woodlands at Greystone Project, Special Assessment
5.125%, due 3/1/48 (e)	680,000	614,221
Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds
Series A
5.25%, due 10/15/47	1,000,000	929,917
City of Erie Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds (e)
5.00%, due 9/15/27	705,000	697,617
5.00%, due 9/15/28	740,000	727,876
5.00%, due 9/15/29	150,000	146,568
5.00%, due 9/15/37	640,000	654,264
5.00%, due 9/15/37	2,755,000	2,510,523
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	150,000	138,189
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
County of Lehigh, Lehigh Valley Health Network, Revenue Bonds
Series A
4.00%, due 7/1/49	$ 1,660,000	$ 1,411,459
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries, Revenue Bonds
Series A
5.00%, due 1/1/39	195,000	206,531
Series A
5.00%, due 1/1/39	290,000	290,185
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds (e)
5.00%, due 10/15/34	5,225,000	4,189,721
5.125%, due 10/15/41	4,650,000	3,269,528
5.875%, due 10/15/40	3,700,000	2,859,602
6.25%, due 10/15/53	9,150,000	6,620,232
Delaware County Authority, Cabrini University, Revenue Bonds
5.00%, due 7/1/42	1,215,000	1,255,671
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds
5.00%, due 12/1/39	375,000	353,366
5.00%, due 12/1/49	1,020,000	882,598
General Authority of Southcentral Pennsylvania, York Academy Regional Charter School Project, Revenue Bonds (e)
Series A
6.00%, due 7/15/38	2,620,000	2,656,923
Series A
6.50%, due 7/15/48	4,150,000	4,221,371
Huntingdon County General Authority, AICUP Financing Program, Revenue Bonds
Series OO-2
5.00%, due 5/1/46	3,955,000	3,711,408
Jefferson County Hospital Authority (The), Punxsutawney Area Hospital, Inc., Revenue Bonds
4.50%, due 1/15/27 (e)	5,270,000	5,280,738
	Principal Amount	Value

Pennsylvania (continued)
Lancaster Higher Education Authority, Elizabethtown College Project, Revenue Bonds
Series A
5.00%, due 10/1/51	$ 3,000,000	$ 2,682,545
Lancaster Industrial Development Authority, Willow Valley Communities Project, Revenue Bonds
4.00%, due 12/1/49	3,450,000	2,793,981
5.00%, due 12/1/49	1,825,000	1,724,556
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Revenue Bonds
4.00%, due 7/1/51	2,750,000	2,178,549
Lehigh County General Purpose Authority, Lehigh Valley Academy Regional Charter School, Revenue Bonds
4.00%, due 6/1/52	1,000,000	796,231
4.00%, due 6/1/57	4,500,000	3,494,966
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Revenue Bonds
Insured: BAM
4.00%, due 9/1/44	3,000,000	2,782,545
4.00%, due 9/1/49	4,750,000	4,038,964
Insured: AGM-CR
4.00%, due 9/1/49	15,610,000	13,756,921
Montgomery County Higher Education and Health Authority, Philadelphia Presbyterian Homes Project, Revenue Bonds
4.00%, due 12/1/48	3,995,000	3,236,610
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
5.00%, due 11/15/36	4,530,000	4,565,187
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds (b)
0.95%, due 12/1/33	9,250,000	8,786,908
Series A
4.50%, due 6/1/41 (a)	85,000,000	84,998,411

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
40	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Rapid Bridge Replacement Project, Revenue Bonds
4.125%, due 12/31/38	$ 4,000,000	$ 3,723,066
Pennsylvania Economic Development Financing Authority, Republic Services, Inc., Revenue Bonds
Series B-2
4.20%, due 4/1/49 (a)(b)	5,000,000	4,999,572
Pennsylvania Economic Development Financing Authority, PA Bridges Finco LP, Revenue Bonds
5.00%, due 6/30/42	2,000,000	1,996,681
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (a)
Insured: AGM
5.00%, due 12/31/57	7,900,000	7,704,288
5.25%, due 6/30/53	8,395,000	8,324,226
5.75%, due 6/30/48	6,560,000	6,749,843
Pennsylvania Economic Development Financing Authority, Core Natural Resources, Inc. Project, Revenue Bonds
5.45%, due 1/1/51 (a)(b)(e)	8,850,000	8,773,286
Pennsylvania Higher Education Assistance Agency, Revenue Bonds (a)
Series B
5.00%, due 6/1/49	7,600,000	7,364,888
Series 1-C
5.00%, due 6/1/51	4,950,000	4,598,563
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
4.00%, due 12/1/46	6,770,000	6,049,809
Series A
4.00%, due 12/1/50	7,650,000	6,666,628
Series A, Insured: BAM
4.00%, due 12/1/50	46,265,000	40,935,073
	Principal Amount	Value

Pennsylvania (continued)
Philadelphia Authority for Industrial Development, Mariana Bracetti Academy Charter School, Revenue Bonds
Series B
4.875%, due 12/15/35 (e)	$ 5,825,000	$ 5,527,303
Philadelphia Authority for Industrial Development, Frankford Valley Foundation for Literacy, Revenue Bonds (e)
5.00%, due 6/15/39	1,725,000	1,709,311
5.00%, due 6/15/43	1,500,000	1,449,506
Philadelphia Authority for Industrial Development, Russell Byers Charter School, Revenue Bonds
Series A
5.00%, due 5/1/40	1,105,000	1,064,315
Series A
5.00%, due 5/1/50	3,130,000	2,843,802
Philadelphia Authority for Industrial Development, MaST Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/40	915,000	913,929
Series A
5.00%, due 8/1/50	1,050,000	1,016,283
Philadelphia Authority for Industrial Development, University of the Arts (The), Revenue Bonds (e)
5.00%, due 3/15/45	300,000	315,976
5.00%, due 3/15/45 (c)(d)	4,832,943	3,769,696
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School, Revenue Bonds
Series A
5.00%, due 6/15/50 (e)	1,700,000	1,570,847
Philadelphia Authority for Industrial Development, International Education & Community Initiatives Project, Revenue Bonds (e)
Series A
5.125%, due 6/1/38	3,660,000	3,522,807
Series A
5.25%, due 6/1/48	3,085,000	2,849,607
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Revenue Bonds
Series A
6.50%, due 6/1/45	$ 2,200,000	$ 2,165,885
Scranton Redevelopment Authority, Revenue Bonds
Series A, Insured: MUN GOVT GTD
5.00%, due 11/15/28	5,065,000	5,066,230
Scranton-Lackawanna Health and Welfare Authority, Marywood University Project, Revenue Bonds
5.00%, due 6/1/36	1,000,000	908,168
5.00%, due 6/1/46	4,625,000	3,880,604
Wilkes-Barre Finance Authority, Wilkes University Project, Revenue Bonds
4.00%, due 3/1/42	2,500,000	2,031,061
		433,436,085
Puerto Rico 11.5%
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	43,900,000	8,089,984
Series B
(zero coupon), due 5/15/57	97,900,000	5,604,658
5.50%, due 5/15/39	1,075,000	1,080,631
5.625%, due 5/15/43	36,560,000	37,013,812
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	26,422,270	17,737,909
Series A-1
4.00%, due 7/1/35	53,687,833	50,022,973
Series A-1
4.00%, due 7/1/37	33,727,084	30,954,171
Series A-1
4.00%, due 7/1/41	19,323,126	16,470,318
Series A-1
4.00%, due 7/1/46	12,500,000	10,233,870
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	175,075,699	104,826,575
(zero coupon), due 11/1/51	84,890,174	52,101,344
(zero coupon), due 11/1/51	27,500,000	7,493,750
	Principal Amount	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico (continued)
(zero coupon), due 11/1/51	$ 33,404,850	$ 15,115,695
(zero coupon), due 11/1/51	20,182,907	10,747,398
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	138,154,981	133,544,349
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (e)
Series C
3.50%, due 7/1/26	14,625,000	14,016,350
Series A
5.00%, due 7/1/27	345,000	349,966
Series A
5.00%, due 7/1/30	4,135,000	4,230,000
Series A
5.00%, due 7/1/35	15,960,000	16,236,303
Series A
5.00%, due 7/1/37	5,750,000	5,837,923
Series A
5.00%, due 7/1/47	127,655,000	120,838,542
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (e)
Series B
5.00%, due 7/1/33	5,300,000	5,421,331
Series B
5.00%, due 7/1/37	20,695,000	20,973,248
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD
3.30%, due 7/1/19 (c)(d)(g)	1,015,000	563,325
Series UU, Insured: AGM
3.583%, due 7/1/29	4,640,000	4,488,737
Series ZZ
4.25%, due 7/1/20 (c)(d)(g)	1,355,000	752,025
Series CCC
4.25%, due 7/1/23 (c)(d)	1,150,000	638,250
Series CCC
4.375%, due 7/1/22 (c)(d)(g)	115,000	63,825
Series CCC
4.60%, due 7/1/24 (c)(d)	200,000	111,000
Series CCC
4.625%, due 7/1/25 (c)(d)	1,085,000	604,888
Series XX
4.75%, due 7/1/26 (c)(d)	320,000	178,400

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
42	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds (continued)
Series ZZ
4.75%, due 7/1/27 (c)(d)	$ 405,000	$ 225,788
Series A
4.80%, due 7/1/29 (c)(d)	690,000	384,675
Series DDD
5.00%, due 7/1/20 (c)(d)(g)	3,250,000	1,803,750
Series TT
5.00%, due 7/1/20 (c)(d)(g)	2,195,000	1,218,225
Series CCC
5.00%, due 7/1/21 (c)(d)(g)	470,000	260,850
Series DDD
5.00%, due 7/1/21 (c)(d)(g)	275,000	152,625
Series TT
5.00%, due 7/1/21 (c)(d)(g)	1,215,000	674,325
Series TT
5.00%, due 7/1/23 (c)(d)	365,000	202,575
Series CCC
5.00%, due 7/1/24 (c)(d)	1,845,000	1,023,975
Series TT
5.00%, due 7/1/24 (c)(d)	450,000	249,750
Series CCC
5.00%, due 7/1/25 (c)(d)	575,000	320,563
Series SS, Insured: NATL-RE
5.00%, due 7/1/25	770,000	770,225
Series TT
5.00%, due 7/1/25 (c)(d)	1,030,000	574,225
Series TT
5.00%, due 7/1/26 (c)(d)	1,050,000	585,375
Series TT, Insured: AGM-CR
5.00%, due 7/1/27	150,000	148,976
Series TT
5.00%, due 7/1/27 (c)(d)	1,250,000	696,875
Series WW
5.00%, due 7/1/28 (c)(d)	380,000	211,850
Series TT
5.00%, due 7/1/32 (c)(d)	9,320,000	5,195,900
Series A
5.00%, due 7/1/42 (c)(d)	8,755,000	4,880,912
Series A
5.05%, due 7/1/42 (c)(d)	825,000	459,938
Series ZZ
5.25%, due 7/1/20 (c)(d)(g)	225,000	124,875
Series ZZ
5.25%, due 7/1/23 (c)(d)	620,000	344,100
	Principal Amount	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds (continued)
Series AAA
5.25%, due 7/1/24 (c)(d)	$ 3,000,000	$ 1,665,000
Series WW
5.25%, due 7/1/25 (c)(d)	1,605,000	894,788
Series AAA
5.25%, due 7/1/26 (c)(d)	110,000	61,325
Series ZZ
5.25%, due 7/1/26 (c)(d)	3,520,000	1,962,400
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	630,000	613,911
Series AAA
5.25%, due 7/1/30 (c)(d)	985,000	549,138
Series VV, Insured: NATL-RE
5.25%, due 7/1/30	3,850,000	3,763,777
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	345,000	335,674
Series WW
5.25%, due 7/1/33 (c)(d)	8,310,000	4,632,825
Series XX
5.25%, due 7/1/35 (c)(d)	2,265,000	1,262,738
Series XX
5.25%, due 7/1/40 (c)(d)	18,055,000	10,065,662
Series BBB
5.40%, due 7/1/28 (c)(d)	9,615,000	5,360,362
Series WW
5.50%, due 7/1/38 (c)(d)	11,595,000	6,464,212
Series XX
5.75%, due 7/1/36 (c)(d)	4,055,000	2,260,662
Series A
6.75%, due 7/1/36 (c)(d)	11,550,000	6,439,125
Series A
7.00%, due 7/1/33 (c)(d)	1,500,000	836,250
Series A
7.00%, due 7/1/43 (c)(d)	4,750,000	2,648,125
Puerto Rico Electric Power Authority, Build America Bonds, Revenue Bonds (c)(d)
Series EEE
5.95%, due 7/1/30	25,585,000	14,263,637
Series EEE
6.05%, due 7/1/32	12,265,000	6,837,737
Series YY
6.125%, due 7/1/40	44,950,000	25,059,625
Series EEE
6.25%, due 7/1/40	10,165,000	5,666,987
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Puerto Rico (continued)
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	$ 1,180,000	$ 1,187,865
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/31	1,842,000	1,420,976
Series A-1
(zero coupon), due 7/1/46	231,114,000	74,605,125
Series A-1
(zero coupon), due 7/1/51	99,595,000	23,644,690
(zero coupon), due 8/1/54	516,302	99,207
Series A-2
4.329%, due 7/1/40	20,500,000	19,275,824
Series A-1
4.75%, due 7/1/53	8,968,000	8,337,722
Series A-2
4.784%, due 7/1/58	40,087,000	37,003,636
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
5.00%, due 7/1/58	98,991,000	94,708,342
		1,078,779,249
Rhode Island 0.2%
Providence Redevelopment Agency, Port Providence Lease, Certificate of Participation
Series A, Insured: AGC
(zero coupon), due 9/1/26	685,000	653,243
Series A, Insured: AGC
(zero coupon), due 9/1/29	1,835,000	1,556,907
Series A, Insured: AGC
(zero coupon), due 9/1/30	1,835,000	1,493,815
Series A, Insured: AGC
(zero coupon), due 9/1/32	1,500,000	1,117,518
Series A, Insured: AGC
(zero coupon), due 9/1/34	1,000,000	675,079
Series A, Insured: AGC
(zero coupon), due 9/1/35	360,000	230,481
Series A, Insured: AGC
(zero coupon), due 9/1/36	470,000	284,892
	Principal Amount	Value

Rhode Island (continued)
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
(zero coupon), due 6/1/52	$ 78,620,000	$ 14,199,032
		20,210,967
South Carolina 0.7%
County of Berkeley, Nexton Improvement District, Special Assessment
4.375%, due 11/1/49	1,500,000	1,255,175
South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community, Revenue Bonds
Series A
4.00%, due 4/1/54	1,160,000	924,191
Series A
5.00%, due 4/1/54	3,000,000	2,869,114
South Carolina Jobs-Economic Development Authority, Green Charter School Project, Revenue Bonds
Series A
4.00%, due 6/1/56 (e)	3,530,000	2,379,851
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project, Revenue Bonds
5.25%, due 11/15/47	5,025,000	4,842,048
5.25%, due 11/15/52	1,490,000	1,396,781
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Project, Revenue Bonds
5.75%, due 11/15/54	3,250,000	3,310,342
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/46	5,710,000	5,282,397
Series B, Insured: BAM
4.00%, due 12/1/48	20,839,000	19,037,066
Series B, Insured: BAM
4.00%, due 12/1/50	4,805,000	4,333,755
Series B, Insured: BAM
4.00%, due 12/1/54	4,932,000	4,363,803

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
44	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
South Carolina (continued)
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds (continued)
Series B, Insured: BAM
4.00%, due 12/1/55	$ 14,546,000	$ 12,822,599
		62,817,122
Tennessee 0.4%
Chattanooga Health Educational & Housing Facility Board, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/44	2,640,000	2,620,132
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Revenue Bonds
Insured: AGC-CR
4.00%, due 5/1/51	13,405,000	11,889,832
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Trevecca Nazarene University Project, Revenue Bonds
Series B
4.00%, due 10/1/51	2,830,000	2,280,430
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds
5.00%, due 10/1/48	1,880,000	1,810,943
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
Series A
5.25%, due 10/1/58	8,650,000	8,639,857
Tennessee Energy Acquisition Corp., Commodity Project, Revenue Bonds
Series A
5.00%, due 5/1/52 (b)	6,550,000	6,831,208
		34,072,402
	Principal Amount	Value

Texas 4.6%
Arlington Higher Education Finance Corp., Great Hearts America, Revenue Bonds
Series A
5.00%, due 8/15/54	$ 1,325,000	$ 1,213,412
Bastrop Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/53	4,750,000	4,877,429
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project, Revenue Bonds
4.00%, due 7/15/45	210,000	161,456
5.00%, due 7/15/41	3,300,000	3,046,893
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Revenue Bonds, Senior Lien (e)
Series A
3.625%, due 7/1/26 (a)	14,805,000	14,099,065
Series B
6.50%, due 7/1/26	13,700,000	13,479,785
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/33	315,000	233,390
(zero coupon), due 1/1/34	3,275,000	2,309,187
(zero coupon), due 1/1/35	3,700,000	2,510,564
(zero coupon), due 1/1/36	2,000,000	1,271,171
(zero coupon), due 1/1/39	3,500,000	1,839,657
Central Texas Regional Mobility Authority, Revenue Bonds
4.00%, due 1/1/41	6,000,000	5,543,671
City of Arlington, Tax Increment Reinvestment Zone No. 5, Tax Allocation
4.00%, due 8/15/50	2,355,000	1,843,133
City of Houston, Airport System, United Airlines Inc. Project, Revenue Bonds
Series B-1
4.00%, due 7/15/41 (a)	4,100,000	3,686,824
City of Houston, Airport System, Revenue Bonds, Sub. Lien (a)
Series A
4.00%, due 7/1/48	6,810,000	5,953,766
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
City of Houston, Airport System, Revenue Bonds, Sub. Lien (a) (continued)
Series A, Insured: AGM
5.25%, due 7/1/53	$ 3,500,000	$ 3,567,822
City of Houston, United Airlines, Inc., Revenue Bonds (a)
Series B
5.50%, due 7/15/37	4,045,000	4,099,600
Series B
5.50%, due 7/15/39	13,285,000	13,376,334
City of Lago Vista, Tessera on Lake Travis Public Improvement District Project, Special Assessment
Series B
4.875%, due 9/1/50 (e)	1,250,000	1,092,572
City of Princeton, Eastridge Public Improvement District Improvement Area No. 4, Special Assessment
5.625%, due 9/1/55 (e)	700,000	667,481
Clifton Higher Education Finance Corp., IDEA Public Schools, Revenue Bonds
Series A
4.00%, due 8/15/47	4,030,000	3,500,533
County of Denton, Green Meadows Public Improvement District Area No. 1, Special Assessment (e)
5.375%, due 12/31/45	1,750,000	1,641,167
5.625%, due 12/31/55	2,500,000	2,366,613
Danbury Higher Education Authority, Inc., Golden Rule School, Inc., Revenue Bonds
Series A
4.00%, due 8/15/49	1,725,000	1,282,449
Grand Parkway Transportation Corp., Grand Parkway System, Revenue Bonds, First Tier
Series C, Insured: AGM-CR
4.00%, due 10/1/49	72,540,000	65,335,915
Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
Series A
5.00%, due 6/1/33	900,000	865,693
	Principal Amount	Value

Texas (continued)
Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds (continued)
Series A
5.00%, due 6/1/38	$ 1,960,000	$ 1,755,928
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	65,000	61,664
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	535,000	507,538
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	10,000	8,514
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	725,000	617,274
Series H, Insured: NATL-RE
(zero coupon), due 11/15/32	250,000	178,592
Series H, Insured: NATL-RE
(zero coupon), due 11/15/33	185,000	123,449
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	220,000	112,867
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	1,175,000	557,064
Series H, Insured: NATL-RE
(zero coupon), due 11/15/39	455,000	219,284
Series H, Insured: NATL-RE
(zero coupon), due 11/15/39	1,070,000	473,080
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	1,095,000	495,652
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	760,000	314,129
Series H, Insured: NATL-RE
(zero coupon), due 11/15/41	575,000	244,407
Series H, Insured: NATL-RE
(zero coupon), due 11/15/41	125,000	48,115
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/34	2,035,000	1,283,084
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/38	35,615,000	17,161,594
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/40	1,310,000	552,071

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
46	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Hemphill County Hospital District, Limited General Obligation
4.625%, due 2/1/39	$ 2,765,000	$ 2,484,559
Houston Higher Education Finance Corp., Houston Christian University Project, Revenue Bonds
5.25%, due 10/1/54	1,500,000	1,450,462
Lake Houston Redevelopment Authority, City of Houston Reinvestment Zone No. 10, Revenue Bonds
3.00%, due 9/1/47	2,330,000	1,571,783
Mission Economic Development Corp., Waste Management, Inc. Project, Revenue Bonds
4.50%, due 11/1/48 (a)(b)	30,000,000	29,997,360
Montgomery County Toll Road Authority, Revenue Bonds, Senior Lien
5.00%, due 9/15/48	2,500,000	2,501,137
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (e)
4.00%, due 8/15/36	1,000,000	911,603
4.00%, due 8/15/41	6,315,000	5,413,448
4.00%, due 8/15/46	880,000	718,601
4.00%, due 8/15/56	6,900,000	5,247,532
New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Denton LLC, Revenue Bonds
Series B-1, Insured: AGM
4.00%, due 7/1/48	1,000,000	878,904
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
4.00%, due 11/1/49	350,000	295,256
4.00%, due 11/1/55	1,250,000	1,017,359
5.00%, due 11/1/55	1,200,000	1,132,510
5.00%, due 11/1/60	2,500,000	2,332,623
	Principal Amount	Value

Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
4.00%, due 12/1/54	$ 555,000	$ 404,401
Series A-1
5.00%, due 12/1/54	3,770,000	3,291,563
New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Inc., Revenue Bonds (e)
Series A
5.00%, due 8/15/40	3,950,000	3,596,452
Series A
5.00%, due 8/15/50	750,000	645,087
New Hope Cultural Education Facilities Finance Corp., Southwest Preparatory School, Revenue Bonds
Series A
5.00%, due 8/15/50 (e)	3,880,000	3,465,544
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Revenue Bonds (e)
Series A
5.00%, due 8/15/54	5,245,000	4,801,158
Series A
5.00%, due 8/15/59	4,400,000	3,970,079
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project, Revenue Bonds
5.00%, due 1/1/55	1,500,000	1,175,720
New Hope Cultural Education Facilities Finance Corp., Legacy at Midtown Park Project, Revenue Bonds
Series A
5.50%, due 7/1/54	2,500,000	1,774,588
North Texas Tollway Authority, Revenue Bonds, Second Tier
Series B, Insured: BAM
3.00%, due 1/1/46	17,800,000	13,354,196
5.00%, due 1/1/50	1,750,000	1,762,507
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Port Freeport, Revenue Bonds, Senior Lien
4.00%, due 6/1/51 (a)	$ 4,035,000	$ 3,296,452
Port of Port Arthur Navigation District, Port Improvement, Unlimited General Obligation
4.00%, due 3/1/47 (a)	2,500,000	2,145,857
Reagan Hospital District of Reagan County, Limited General Obligation
Series A
5.125%, due 2/1/39	1,400,000	1,333,396
Red River Education Finance Corp., Houston Baptist University Project, Revenue Bonds
5.50%, due 10/1/46	5,950,000	5,977,164
San Antonio Education Facilities Corp., University of the Incarnate Word, Revenue Bonds
Series A
4.00%, due 4/1/51	4,000,000	3,068,694
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living Center Project, Revenue Bonds
5.00%, due 11/15/40	1,350,000	1,306,657
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series B
5.00%, due 11/15/40	1,250,000	1,235,305
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/46	3,025,000	2,861,630
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.70%, due 9/15/27	28,450,000	28,456,066
	Principal Amount	Value

Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 12/31/37	$ 2,120,000	$ 2,037,898
Series A
4.00%, due 12/31/38	2,745,000	2,613,432
Series A
4.00%, due 12/31/39	4,385,000	4,097,863
5.50%, due 12/31/58 (a)	26,000,000	26,669,438
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien
5.00%, due 6/30/58 (a)	53,355,000	51,860,430
Texas Transportation Commission, State Highway 249, Revenue Bonds, First Tier
Series A
(zero coupon), due 8/1/43	3,750,000	1,503,302
Series A
(zero coupon), due 8/1/44	4,200,000	1,590,275
Texas Water Development Board, State Water Implementation Fund, Revenue Bonds
Series A
5.00%, due 10/15/58	11,000,000	11,330,611
Tomball Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	6,185,000	6,394,056
		436,552,846
U.S. Virgin Islands 2.2%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	23,765,000	24,518,448
Series A
5.00%, due 10/1/32	37,995,000	39,079,970
Series A
5.00%, due 10/1/39	104,875,000	103,768,002

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
48	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
U.S. Virgin Islands (continued)
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C
5.00%, due 10/1/30 (e)	$ 16,670,000	$ 16,506,481
Series A
5.00%, due 10/1/32	13,200,000	12,758,974
Series A
5.00%, due 10/1/34 (e)	2,600,000	2,473,837
Series C
5.00%, due 10/1/39 (e)	9,310,000	8,784,918
		207,890,630
Utah 1.8%
Black Desert Public Infrastructure District, Limited General Obligation (e)
Series A
3.75%, due 3/1/41	410,000	342,809
Series A
4.00%, due 3/1/51	9,850,000	7,676,796
Black Desert Public Infrastructure District, Assessment Area No. 1, Special Assessment
5.625%, due 12/1/53 (e)	14,500,000	14,121,385
City of Salt Lake City, Airport, Revenue Bonds (a)
Series A
5.00%, due 7/1/51	8,450,000	8,429,540
Series A
5.25%, due 7/1/48	26,950,000	27,422,994
Series A
5.25%, due 7/1/53	1,750,000	1,768,684
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation (e)
4.50%, due 6/1/51	10,070,000	7,517,480
4.625%, due 6/1/57	2,000,000	1,478,615
Mida Mountain Village Public Infrastructure District, Assessment Area No. 2, Special Assessment
4.00%, due 8/1/50 (e)	2,000,000	1,588,598
	Principal Amount	Value

Utah (continued)
Mida Mountain Village Public Infrastructure District, Special Assessment (e)
Series A
4.50%, due 8/1/40	$ 1,500,000	$ 1,404,258
Series A
5.00%, due 8/1/50	5,000,000	4,630,461
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/36	4,000,000	3,626,215
Series A-1
4.00%, due 6/1/41	2,430,000	2,107,691
Series A-1
4.00%, due 6/1/52	14,425,000	10,950,237
Moonlight Village Public Infrastructure District No. 1, Limited General Obligation
Series A
6.00%, due 3/1/56 (e)	1,660,000	1,575,988
SkyRidge Pegasus Infrastructure Financing District, SkyRidge Pegasus Assessment Area, Special Assessment
5.25%, due 12/1/44 (e)	4,500,000	4,229,102
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.375%, due 6/1/52 (e)	7,500,000	6,246,427
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	2,975,000	2,631,016
Insured: BAM UT CSCE
4.00%, due 4/15/50	3,395,000	2,918,263
Utah Charter School Finance Authority, North Star Academy, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 4/15/45	2,020,000	1,777,057
Utah Charter School Finance Authority, Vista at Entrada School of Performing Arts & Technology, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/45	1,870,000	1,613,650
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utah (continued)
Utah Charter School Finance Authority, Vista at Entrada School of Performing Arts & Technology, Revenue Bonds (continued)
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/54	$ 4,700,000	$ 3,856,275
Utah Charter School Finance Authority, Providence Hall Project, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/51	3,000,000	2,532,755
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
3.00%, due 10/15/45	4,425,000	3,110,941
4.00%, due 10/15/42	3,970,000	3,485,978
Series A
5.00%, due 10/15/32	1,615,000	1,646,761
Series A
5.00%, due 10/15/34	3,085,000	3,137,276
Series A
5.00%, due 10/15/37	1,100,000	1,112,733
Series A
5.00%, due 10/15/40	3,780,000	3,799,351
5.00%, due 10/15/46	4,900,000	4,846,613
Series A
5.375%, due 10/15/40	5,910,000	6,001,967
5.625%, due 10/15/38	2,530,000	2,740,956
6.00%, due 10/15/47	6,350,000	6,804,783
Utah Infrastructure Agency, Revenue Bonds
4.00%, due 10/15/34	1,410,000	1,351,451
Wolf Creek Infrastructure Financing District No. 1, Assessment Area No. 1, Special Assessment
5.75%, due 12/1/44	12,000,000	11,674,565
		170,159,671
Vermont 0.1%
Vermont Economic Development Authority, Wake Robin Corp. Project, Revenue Bonds
Series A
4.00%, due 5/1/45	2,350,000	1,959,256
	Principal Amount	Value

Vermont (continued)
Vermont Student Assistance Corp., Education Loan, Revenue Bonds
Series B
4.50%, due 6/15/45 (a)	$ 3,500,000	$ 3,042,862
		5,002,118
Virginia 1.9%
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Revenue Bonds, First Tier
5.00%, due 7/1/46	4,840,000	4,839,771
5.00%, due 7/1/51	5,995,000	5,937,364
Farmville Industrial Development Authority, Longwood University Student Project, Revenue Bonds
Series A
5.00%, due 1/1/48	6,700,000	6,167,014
Series A
5.00%, due 1/1/55	16,100,000	14,395,321
Farmville Industrial Development Authority, Longwood University Student Housing Project, Revenue Bonds
Series A
5.00%, due 1/1/59	7,255,000	6,412,161
Henrico County Economic Development Authority, LifeSpire of Virginia, Residential Care Facility, Revenue Bonds
Series C
5.00%, due 12/1/47	2,200,000	2,148,858
James City County Economic Development Authority, Williamsburg Landing, Inc., Revenue Bonds
Series A
4.00%, due 12/1/50	3,235,000	2,480,750
Lynchburg Economic Development Authority, Randolph College Project, Revenue Bonds
5.00%, due 9/1/48	3,455,000	3,297,015
Newport News Economic Development Authority, LifeSpire of Virginia Obligated Group, Revenue Bonds
5.00%, due 12/1/38	7,720,000	7,722,660

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
50	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Virginia (continued)
Roanoke Economic Development Authority, Lynchburg College, Revenue Bonds
Series A
4.00%, due 9/1/48	$ 4,590,000	$ 3,513,938
Salem Economic Development Authority, Educational Facilities, Roanoke College, Revenue Bonds
4.00%, due 4/1/45	840,000	706,098
5.00%, due 4/1/49	1,000,000	956,031
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series A-1
6.706%, due 6/1/46	30,315,000	24,339,077
Virginia College Building Authority, Regent University Project, Revenue Bonds
3.00%, due 6/1/41	9,500,000	7,249,062
Virginia College Building Authority, Regent University, Revenue Bonds
4.00%, due 6/1/46	1,360,000	1,135,859
Virginia College Building Authority, Marymount University Project, Green Bond, Revenue Bonds
Series B
5.00%, due 7/1/45 (e)	1,945,000	1,491,526
Virginia Small Business Financing Authority, Elizabeth River Crossings OpCo LLC, Revenue Bonds, Senior Lien
3.00%, due 1/1/41 (a)	4,000,000	3,086,285
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (a)
4.00%, due 7/1/39	1,380,000	1,265,803
4.00%, due 1/1/48	20,170,000	16,862,564
5.00%, due 1/1/36	1,345,000	1,375,947
5.00%, due 1/1/38	3,000,000	3,045,383
Virginia Small Business Financing Authority, National Senior Campuses, Inc., Revenue Bonds
Series A
4.00%, due 1/1/45	2,510,000	2,176,400
	Principal Amount	Value

Virginia (continued)
Virginia Small Business Financing Authority, National Senior Campuses Inc. Obligated Group, Revenue Bonds
Series A
4.00%, due 1/1/51	$ 11,840,000	$ 9,727,795
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/47 (a)	3,000,000	3,014,541
Virginia Small Business Financing Authority, Transform 66 P3 Project, Revenue Bonds, Senior Lien (a)
5.00%, due 12/31/52	5,000,000	4,798,989
5.00%, due 12/31/56	23,125,000	21,971,759
Virginia Small Business Financing Authority, I-495 Hot Lanes Project, Revenue Bonds, Senior Lien
5.00%, due 12/31/52 (a)	15,415,000	15,435,887
		175,553,858
Washington 1.2%
Grant County Public Hospital District No. 1, Unlimited General Obligation
5.125%, due 12/1/48	3,945,000	3,912,992
5.125%, due 12/1/52	2,550,000	2,486,498
Pend Oreille County Public Utility District No. 1, Green Bond, Revenue Bonds
4.00%, due 1/1/41	3,000,000	2,679,408
5.00%, due 1/1/48	5,130,000	5,160,508
Port of Seattle, Intermediate Lien, Revenue Bonds
Series B
5.00%, due 8/1/47 (a)	5,800,000	5,838,844
Port of Seattle Industrial Development Corp., Delta Air Lines, Inc., Revenue Bonds
5.00%, due 4/1/30 (a)	1,825,000	1,825,154
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Washington (continued)
Washington Economic Development Finance Authority, North Pacific Paper Co. Recycling Project, Green Bond, Revenue Bonds
Series A
5.625%, due 12/1/40 (a)(e)	$ 5,750,000	$ 5,780,909
Washington Health Care Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/44	8,685,000	8,619,638
Washington Higher Education Facilities Authority, Whitworth University Project, Revenue Bonds
4.00%, due 10/1/38	1,665,000	1,477,523
Series A
5.00%, due 10/1/40	3,000,000	2,872,243
Washington Higher Education Facilities Authority, Seattle Pacific University Project, Revenue Bonds
Series A
5.00%, due 10/1/45	1,475,000	1,270,631
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B
3.00%, due 7/1/43	5,565,000	4,183,865
Series B
3.00%, due 7/1/48	2,465,000	1,706,288
Series B
3.00%, due 7/1/58	8,875,000	5,407,205
Series B, Insured: BAM
3.00%, due 7/1/58	13,510,000	9,276,876
Series B, Insured: AGM-CR
3.00%, due 7/1/58	4,000,000	2,654,595
Insured: AGM-CR
4.00%, due 7/1/58	8,810,000	7,494,326
Series B, Insured: AGC-CR
4.00%, due 7/1/58	1,750,000	1,501,378
5.00%, due 7/1/58	9,750,000	9,387,228
Washington State Convention Center Public Facilities District, Revenue Bonds
Series B
3.00%, due 7/1/58	3,690,000	2,306,946
	Principal Amount	Value

Washington (continued)
Washington State Convention Center Public Facilities District, Lodging, Revenue Bonds
Series B
4.00%, due 7/1/48	$ 1,010,000	$ 825,623
Washington State Housing Finance Commission, Eliseo Project, Revenue Bonds (e)
Series A
4.00%, due 1/1/41	3,820,000	3,070,563
Series A
4.00%, due 1/1/51	1,700,000	1,196,491
Series A
4.00%, due 1/1/57	7,785,000	5,256,596
Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds
5.00%, due 1/1/48	2,900,000	2,573,399
Washington State Housing Finance Commission, Provident Group-SH I Properties LLC, Revenue Bonds
5.50%, due 7/1/59	6,000,000	6,126,308
Whidbey Island Public Hospital District, Whidbey General Hospital, Limited General Obligation
3.75%, due 12/1/32	100,000	78,914
4.00%, due 12/1/37	290,000	208,829
Whidbey Island Public Hospital District, Unlimited General Obligation
5.375%, due 12/1/39	9,520,000	8,755,517
5.50%, due 12/1/33	2,070,000	2,024,264
		115,959,559
West Virginia 0.4%
County of Monongalia, Development District No. 4 University Town Center, Tax Allocation
Series A
6.00%, due 6/1/53 (e)	4,170,000	4,307,571
County of Ohio, Special District Excise Tax, The Highlands Project, Revenue Bonds
Series B
4.25%, due 3/1/35	4,000,000	3,781,911

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
52	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
West Virginia (continued)
County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, Tax Allocation
5.25%, due 6/1/44	$ 1,250,000	$ 1,251,798
5.25%, due 6/1/53	2,000,000	1,957,498
Glenville State College, Board of Governors, Revenue Bonds
5.25%, due 6/1/47	3,750,000	3,241,925
Monongalia County Commission Excise Tax District, University Town Centre, Revenue Bonds
Series A
4.125%, due 6/1/43 (e)	940,000	781,901
Monongalia County Commission Excise Tax District, University Town Center, Revenue Bonds
Series A
5.50%, due 6/1/37 (e)	4,000,000	4,029,029
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 1/1/37	4,825,000	4,567,046
Series A, Insured: AGM-CR
4.00%, due 1/1/38	2,500,000	2,340,703
Series A, Insured: AGM-CR
4.125%, due 1/1/47	13,200,000	11,598,439
		37,857,821
Wisconsin 2.1%
Public Finance Authority, Wonderful Foundations Charter School, Revenue Bonds (e)
Series B
(zero coupon), due 1/1/60	70,900,000	5,136,152
Series A-1
5.00%, due 1/1/55	18,765,000	16,592,585
Public Finance Authority, Methodist University, Inc. (The), Revenue Bonds (e)
4.00%, due 3/1/26	755,000	744,616
4.00%, due 3/1/30	950,000	881,680
	Principal Amount	Value

Wisconsin (continued)
Public Finance Authority, North Carolina Leadership Charter Academy, Inc., Revenue Bonds
Series A
4.00%, due 6/15/29 (e)	$ 200,000	$ 193,960
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (a)	4,000,000	3,762,586
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/42 (e)	900,000	768,023
4.00%, due 4/1/42 (e)	100,000	103,641
4.00%, due 4/1/52 (e)	3,000,000	2,362,259
5.00%, due 4/1/30 (e)	100,000	104,633
5.00%, due 4/1/30 (e)	600,000	608,541
5.00%, due 4/1/40 (e)	300,000	292,564
5.00%, due 4/1/50 (e)	100,000	107,548
5.00%, due 4/1/50 (e)	1,400,000	1,289,909
5.875%, due 4/1/45	6,250,000	6,252,192
Public Finance Authority, Fellowship Senior Living Project, Revenue Bonds
Series A
4.00%, due 1/1/46	11,260,000	9,248,639
Series A
4.00%, due 1/1/52	3,130,000	2,417,714
Public Finance Authority, Appalachian State University Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/50	1,000,000	877,163
Series A, Insured: AGM
4.00%, due 7/1/55	1,250,000	1,068,883
Series A, Insured: AGM
4.00%, due 7/1/59	775,000	656,765
Public Finance Authority, UNC Health Southeastern, Revenue Bonds
Series A
4.00%, due 2/1/51	3,970,000	2,866,967
Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, Revenue Bonds (a)
4.00%, due 9/30/51	13,995,000	11,260,553
4.00%, due 3/31/56	8,965,000	7,046,212
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Wisconsin (continued)
Public Finance Authority, College Achieve Paterson Charter School Project, Revenue Bonds
Series A
4.00%, due 6/15/52 (e)	$ 1,565,000	$ 1,212,557
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/56	2,250,000	1,616,899
Public Finance Authority, Givens Estates, Revenue Bonds
4.00%, due 12/1/56	4,500,000	3,506,441
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (e)
Series A
5.00%, due 10/1/28	1,000,000	1,010,239
Series A
5.00%, due 10/1/29	2,000,000	2,023,685
Series A
5.00%, due 10/1/34	1,090,000	1,088,210
Series A
5.00%, due 10/1/39	16,300,000	15,708,999
Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds
Series A
5.00%, due 6/1/36 (e)	750,000	750,245
Public Finance Authority, Carmelite System, Inc. Obligated Group (The), Revenue Bonds
5.00%, due 1/1/40	6,535,000	6,526,137
5.00%, due 1/1/45	560,000	537,585
Public Finance Authority, TrIPs Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/42 (a)	1,025,000	993,470
Series C
5.00%, due 7/1/42	4,500,000	4,361,577
Public Finance Authority, NC A&T Real Estate Foundation LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/44	1,350,000	1,317,631
	Principal Amount	Value

Wisconsin (continued)
Public Finance Authority, NC A&T Real Estate Foundation LLC Project, Revenue Bonds (continued)
Series B
5.00%, due 6/1/49	$ 2,720,000	$ 2,610,676
Public Finance Authority, Guilford College, Revenue Bonds
Series A
5.00%, due 1/1/48	1,950,000	1,706,735
5.50%, due 1/1/47	5,860,000	5,451,639
Public Finance Authority, Coral Academy of Science Las Vegas, Revenue Bonds
Series A
5.00%, due 7/1/48	2,000,000	1,913,999
Public Finance Authority, Wilson Preparatory Academy, Revenue Bonds
Series A
5.00%, due 6/15/49 (e)	1,100,000	990,367
Public Finance Authority, The Franklin School Of Innovation, Inc., Revenue Bonds
5.00%, due 1/1/57 (e)	4,700,000	3,867,339
Public Finance Authority, Nevada State College, Revenue Bonds (e)
Series A
5.00%, due 5/1/60	6,500,000	4,085,577
Series B
9.00%, due 5/1/71	2,985,000	1,449,623
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 2/1/62	5,000,000	4,799,162
Public Finance Authority, CHF-Cullowhee, LLC - Western Carolina University Project, Revenue Bonds
Series A
5.25%, due 7/1/47	2,000,000	1,915,925

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
54	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Wisconsin (continued)
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project, Revenue Bonds, Senior Lien
Series A
5.25%, due 6/15/50	$ 1,000,000	$ 1,013,266
Series A
5.25%, due 6/15/55	1,500,000	1,511,957
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project, Revenue Bonds
Series C
5.75%, due 6/15/55	1,000,000	990,427
Public Finance Authority, North East Carolina Preparatory School, Inc., Revenue Bonds
Series A
5.25%, due 6/15/54	1,000,000	975,621
Public Finance Authority, AIDS Healthcare Foundation Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/54	5,000,000	4,698,224
Public Finance Authority, CHF - Manoa LLC, Revenue Bonds, Senior Lien (e)
Series A
5.75%, due 7/1/53	3,950,000	4,040,652
Series A
5.75%, due 7/1/63	20,150,000	20,493,092
Public Finance Authority, Lake Erie College Project, Revenue Bonds
Series A
5.875%, due 10/1/54 (c)(d)(e)	2,000,000	1,236,312
Public Finance Authority, Lindenwood Education System, Revenue Bonds
Series B
6.00%, due 6/1/28 (e)	5,000,000	5,017,666
Public Finance Authority, Irving Convention Center Hotel Project, Revenue Bonds
Series A-2
7.00%, due 1/1/50 (e)	12,440,000	12,891,336
	Principal Amount	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, HOPE Christian Schools, Revenue Bonds
3.00%, due 12/1/31	$ 445,000	$ 377,361
Wisconsin Health & Educational Facilities Authority, Children's Hospital of Wisconsin Obligated Group, Revenue Bonds
3.00%, due 8/15/52	2,000,000	1,443,952
Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital Inc. Obligated Group, Revenue Bonds
Series A
5.375%, due 2/1/48	3,300,000	3,124,523
		201,902,891
Wyoming 0.1%
Sublette County Hospital District, Hospital Construction Project, Revenue Bonds
Series A
5.00%, due 6/15/26	11,933,000	11,928,446
Total Long-Term Municipal Bonds (Cost $9,238,959,492)		8,886,189,967
Short-Term Municipal Notes 2.2%
California 1.3%
Los Angeles Department of Water & Power, Power System, Revenue Bonds (h)
Series B-3
3.65%, due 7/1/34	19,000,000	19,000,000
Series B-6
3.70%, due 7/1/34	13,300,000	13,300,000
Series C-2
3.70%, due 7/1/55	44,000,000	44,000,000
Series B-2
4.00%, due 7/1/34	700,000	700,000
Series B-5
4.00%, due 7/1/34	300,000	300,000
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series A-2
3.70%, due 7/1/51 (h)	33,200,000	33,200,000
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Short-Term Municipal Notes (continued)
California (continued)
Tender Option Bond Trust Receipts, Revenue Bonds (e)(h)
Series XF3028
2.70%, due 4/1/43	$ 4,777,000	$ 4,777,000
Series XF3030
2.70%, due 4/1/43	5,540,000	5,540,000
		120,817,000
District of Columbia 0.1%
Tender Option Bond Trust Receipts, Revenue Bonds
Series XG0601
2.70%, due 1/1/65 (e)(h)	9,360,000	9,360,000
Georgia 0.5%
Bartow County Development Authority, Georgia Power Company Plant Bowen Project, Revenue Bonds, First Series
Series 1
2.70%, due 11/1/62 (a)(h)	23,640,000	23,640,000
Bartow County Development Authority, Georgia Power Company Plant Bowen Project, Revenue Bonds, Second Series
Series 2
2.75%, due 11/1/62 (a)(h)	8,000,000	8,000,000
Development Authority of Appling County, Georgia Power Co., Revenue Bonds
2.75%, due 9/1/29 (h)	6,400,000	6,400,000
Development Authority of Burke County (The), Georgia Power Co. Vogtle Project, Revenue Bonds, First Series
Series 1
2.60%, due 7/1/49 (h)	7,000,000	7,000,000
		45,040,000
Kentucky 0.1%
County of Meade, Nucor Steel Brandenburg Project, Revenue Bonds
Series B-1
3.00%, due 8/1/61 (h)	8,400,000	8,400,000
	Principal Amount	Value

Kentucky (continued)
Kentucky Economic Development Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
3.85%, due 4/1/31 (a)(h)	$ 5,000,000	$ 5,000,000
		13,400,000
Texas 0.2%
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
3.35%, due 5/15/34 (h)	1,850,000	1,850,000
Mission Economic Development Corp., Republic Services, Inc., Revenue Bonds (a)(h)
3.70%, due 1/1/26	7,800,000	7,800,000
Series A
3.70%, due 5/1/50	9,500,000	9,500,000
State of Texas, Unlimited General Obligation
Series B
2.90%, due 6/1/46 (h)	100,000	100,000
		19,250,000
Total Short-Term Municipal Notes (Cost $207,867,000)		207,867,000
Total Municipal Bonds (Cost $9,446,826,492)		9,094,056,967

Long-Term Bonds 0.3%
Corporate Bonds 0.3%
Commercial Services 0.1%
Howard University
Series 21A
4.756%, due 10/1/51	5,200,000	4,381,757
Toll Road Investors Partnership II LP (e)
(zero coupon), due 2/15/41	20,000,000	5,887,323
(zero coupon), due 2/15/46	9,250,000	1,792,358
Wildflower Improvement Association
6.625%, due 3/1/31 (e)	1,754,658	1,719,197
		13,780,635
Diversified Financial Services 0.1%
Churchill LBC LLC
Series 2025
9.25%, due 1/1/31 (e)	7,500,000	7,384,875

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
56	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Services 0.1%
Toledo Hospital (The)
6.015%, due 11/15/48	$ 9,350,000	$ 8,162,737
Total Corporate Bonds (Cost $29,032,715)		29,328,247
Total Long-Term Bonds (Cost $29,032,715)		29,328,247

	Shares	Value
Closed-End Funds 1.0%
California 0.0% ‡
BlackRock MuniHoldings California Quality Fund, Inc.	73,110	771,311
Delaware 0.0% ‡
BlackRock Municipal Income Fund, Inc.	57,359	735,342
BlackRock MuniYield Fund, Inc.	200,504	2,045,141
		2,780,483
Georgia 0.1%
Invesco Advantage Municipal Income Trust II	203,416	1,727,002
Invesco Municipal Opportunity Trust	127,228	1,189,582
Invesco Municipal Trust	173,210	1,626,442
Invesco Trust for Investment Grade Municipals	224,621	2,167,592
		6,710,618
Illinois 0.3%
BlackRock Municipal Income Trust II	74,692	752,149
Nuveen AMT-Free Quality Municipal Income Fund	640,262	6,966,051
Nuveen California Quality Municipal Income Fund	387,003	4,233,813
Nuveen Municipal Credit Income Fund	721,308	8,590,778
Nuveen Quality Municipal Income Fund	439,229	4,958,895
		25,501,686
Massachusetts 0.0% ‡
DWS Municipal Income Trust	130,807	1,185,111
Eaton Vance Municipal Bond Fund	69,701	675,403
Pioneer Municipal High Income Advantage Fund, Inc.	200,399	1,635,256
	Shares	Value

Massachusetts (continued) ‡
Pioneer Municipal High Income Fund Trust	200,954	$ 1,832,700
		5,328,470
Michigan 0.0% ‡
BlackRock MuniYield Michigan Quality Fund, Inc.	245,271	2,796,089
Multi-State 0.2%
BlackRock Municipal 2030 Target Term Trust	427,334	9,076,574
BlackRock Municipal Income Quality Trust	18,136	192,242
BlackRock MuniYield Quality Fund II, Inc.	588,091	5,722,125
BlackRock MuniYield Quality Fund, Inc.	287,227	3,199,709
		18,190,650
New Jersey 0.1%
BlackRock MuniHoldings Fund, Inc.	472,626	5,345,400
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	384,935	4,280,477
		9,625,877
New York 0.3%
BlackRock Municipal Income Trust	188,254	1,827,946
BlackRock MuniHoldings New York Quality Fund, Inc.	525,108	5,219,574
BlackRock MuniVest Fund, Inc.	279,015	1,927,994
BlackRock MuniYield New York Quality Fund, Inc.	543,595	5,272,872
BlackRock New York Municipal Income Trust	26,795	265,806
Nuveen AMT-Free Municipal Credit Income Fund	827,673	9,865,862
Nuveen New York AMT-Free Quality Municipal Income Fund	3,154	31,540
		24,411,594
Pennsylvania 0.0% ‡
Invesco Pennsylvania Value Municipal Income Trust	4,902	48,677
Total Closed-End Funds (Cost $109,622,154)		96,165,455
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Shares	Value
Short-Term Investment 0.7%
Unaffiliated Investment Company 0.7%
Dreyfus Government Cash Management - Institutional Shares, 4.237% (i)	65,197,950	$ 65,197,950
Total Short-Term Investment (Cost $65,197,950)		65,197,950
Total Investments (Cost $9,650,679,311)	98.7%	9,284,748,619
Other Assets, Less Liabilities	1.3	122,844,711
Net Assets	100.0%	$ 9,407,593,330

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2025.
(c)	Issue in default.
(d)	Issue in non-accrual status.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Step coupon—Rate shown was the rate in effect as of April 30, 2025.
(g)	Illiquid security—As of April 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $264,425,703, which represented 2.8% of the Fund’s net assets.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Current yield as of April 30, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
58	NYLI MacKay High Yield Muni Bond Fund

Futures Contracts
As of April 30, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(1,375)	June 2025	$ (154,877,679)	$ (157,759,765)	$ (2,882,086)
U.S. Treasury Long Bonds	(750)	June 2025	(88,428,531)	(87,468,750)	959,781
Net Unrealized Depreciation					$ (1,922,305)

1.	As of April 30, 2025, cash in the amount of $6,281,250 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2025.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 8,886,189,967	$ —	$ 8,886,189,967
Short-Term Municipal Notes	—	207,867,000	—	207,867,000
Total Municipal Bonds	—	9,094,056,967	—	9,094,056,967
Long-Term Bonds
Corporate Bonds	—	29,328,247	—	29,328,247
Total Corporate Bonds	—	29,328,247	—	29,328,247
Closed-End Funds	95,430,113	735,342	—	96,165,455
Short-Term Investment
Unaffiliated Investment Company	65,197,950	—	—	65,197,950
Total Investments in Securities	160,628,063	9,124,120,556	—	9,284,748,619
Other Financial Instruments
Futures Contracts	959,781	—	—	959,781
Total Investments in Securities and Other Financial Instruments	$ 161,587,844	$ 9,124,120,556	$ —	$ 9,285,708,400
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (2,882,086)	$ —	$ —	$ (2,882,086)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
60	NYLI MacKay High Yield Muni Bond Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (identified cost $9,650,679,311)	$9,284,748,619
Cash collateral on deposit at broker for futures contracts	6,281,250
Receivables:
Dividends and interest	121,144,862
Fund shares sold	34,041,396
Investment securities sold	7,381,774
Variation margin on futures contracts	371,113
Other assets	641,612
Total assets	9,454,610,626
Liabilities
Due to custodian	164
Payables:
Fund shares redeemed	24,243,511
Investment securities purchased	6,573,160
Manager (See Note 3)	4,101,998
Transfer agent (See Note 3)	713,363
NYLIFE Distributors (See Note 3)	402,623
Custodian	87,978
Professional fees	40,685
Distributions payable	10,853,814
Total liabilities	47,017,296
Net assets	$9,407,593,330
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$820,384
Additional paid-in-capital	10,610,809,616
10,611,630,000
Total distributable earnings (loss)	(1,204,036,670)
Net assets	$9,407,593,330
Class A
Net assets applicable to outstanding shares	$1,482,085,877
Shares of beneficial interest outstanding	129,258,932
Net asset value per share outstanding	$11.47
Maximum sales charge (3.00% of offering price)	0.35
Maximum offering price per share outstanding	$11.82
Investor Class
Net assets applicable to outstanding shares	$3,296,650
Shares of beneficial interest outstanding	287,871
Net asset value per share outstanding	$11.45
Maximum sales charge (2.50% of offering price)	0.29
Maximum offering price per share outstanding	$11.74
Class C
Net assets applicable to outstanding shares	$115,606,705
Shares of beneficial interest outstanding	10,107,498
Net asset value and offering price per share outstanding	$11.44
Class I
Net assets applicable to outstanding shares	$6,307,396,273
Shares of beneficial interest outstanding	549,965,960
Net asset value and offering price per share outstanding	$11.47
Class R6
Net assets applicable to outstanding shares	$1,499,207,825
Shares of beneficial interest outstanding	130,764,084
Net asset value and offering price per share outstanding	$11.46

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$233,587,438
Dividends	3,190,005
Total income	236,777,443
Expenses
Manager (See Note 3)	25,269,047
Distribution/Service—Class A (See Note 3)	1,945,845
Distribution/Service—Investor Class (See Note 3)	4,292
Distribution/Service—Class C (See Note 3)	634,391
Transfer agent (See Note 3)	2,326,482
Professional fees	407,280
Custodian	215,532
Shareholder communication	143,859
Registration	137,088
Trustees	108,367
Miscellaneous	143,367
Total expenses	31,335,550
Net investment income (loss)	205,441,893
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(56,771,197)
Futures transactions	560,181
Net realized gain (loss)	(56,211,016)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(350,343,670)
Futures contracts	(1,922,305)
Net change in unrealized appreciation (depreciation)	(352,265,975)
Net realized and unrealized gain (loss)	(408,476,991)
Net increase (decrease) in net assets resulting from operations	$(203,035,098)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
62	NYLI MacKay High Yield Muni Bond Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$205,441,893	$356,874,482
Net realized gain (loss)	(56,211,016)	(83,403,670)
Net change in unrealized appreciation (depreciation)	(352,265,975)	1,005,087,181
Net increase (decrease) in net assets resulting from operations	(203,035,098)	1,278,557,993
Distributions to shareholders:
Class A	(30,907,689)	(64,425,635)
Investor Class	(67,888)	(146,373)
Class C	(2,034,694)	(4,876,133)
Class I	(134,876,011)	(241,420,615)
Class R6	(32,586,209)	(53,275,520)
Total distributions to shareholders	(200,472,491)	(364,144,276)
Capital share transactions:
Net proceeds from sales of shares	1,751,571,137	3,761,907,272
Net asset value of shares issued to shareholders in reinvestment of distributions	137,024,577	254,311,417
Cost of shares redeemed	(1,665,921,567)	(2,536,173,970)
Increase (decrease) in net assets derived from capital share transactions	222,674,147	1,480,044,719
Net increase (decrease) in net assets	(180,833,442)	2,394,458,436
Net Assets
Beginning of period	9,588,426,772	7,193,968,336
End of period	$9,407,593,330	$9,588,426,772
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$11.95	$10.60	$10.64	$13.49	$12.75	$12.98
Net investment income (loss)	0.24	0.46(a)	0.45(a)	0.36(a)	0.36(a)	0.40
Net realized and unrealized gain (loss)	(0.49)	1.36	(0.02)	(2.81)	0.77	(0.20)
Total from investment operations	(0.25)	1.82	0.43	(2.45)	1.13	0.20
Less distributions:
From net investment income	(0.23)	(0.47)	(0.47)	(0.40)	(0.39)	(0.43)
From net realized gain on investments	—	—	—	—	—	(0.00)‡
Total distributions	(0.23)	(0.47)	(0.47)	(0.40)	(0.39)	(0.43)
Net asset value at end of period	$11.47	$11.95	$10.60	$10.64	$13.49	$12.75
Total investment return (b)	(2.11)%	17.30%	3.81%	(18.48)%	8.93%	1.60%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.07%††	3.90%	3.92%	2.86%	2.66%	3.15%
Net expenses (c)	0.86%††	0.86%	0.87%	0.86%	0.84%	0.86%
Portfolio turnover rate (d)	15%	17%	38%(e)	56%(e)	14%	37%
Net assets at end of period (in 000’s)	$1,482,086	$1,603,539	$1,454,442	$1,751,791	$2,696,103	$2,073,226

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
64	NYLI MacKay High Yield Muni Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$11.93	$10.59	$10.63	$13.47	$12.73	$12.96
Net investment income (loss)	0.24	0.46(a)	0.45(a)	0.36(a)	0.36(a)	0.40
Net realized and unrealized gain (loss)	(0.49)	1.35	(0.02)	(2.80)	0.77	(0.20)
Total from investment operations	(0.25)	1.81	0.43	(2.44)	1.13	0.20
Less distributions:
From net investment income	(0.23)	(0.47)	(0.47)	(0.40)	(0.39)	(0.43)
From net realized gain on investments	—	—	—	—	—	(0.00)‡
Total distributions	(0.23)	(0.47)	(0.47)	(0.40)	(0.39)	(0.43)
Net asset value at end of period	$11.45	$11.93	$10.59	$10.63	$13.47	$12.73
Total investment return (b)	(2.13)%	17.20%	3.89%	(18.52)%	8.92%	1.59%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.06%††	3.89%	3.91%	2.88%	2.69%	3.15%
Net expenses (c)	0.88%††	0.88%	0.89%	0.87%	0.86%	0.87%
Portfolio turnover rate (d)	15%	17%	38%(e)	56%(e)	14%	37%
Net assets at end of period (in 000's)	$3,297	$3,550	$3,560	$3,749	$5,107	$5,211

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$11.92	$10.58	$10.61	$13.46	$12.71	$12.95
Net investment income (loss)	0.19	0.37(a)	0.36(a)	0.26(a)	0.26(a)	0.29
Net realized and unrealized gain (loss)	(0.48)	1.35	(0.01)	(2.80)	0.78	(0.20)
Total from investment operations	(0.29)	1.72	0.35	(2.54)	1.04	0.09
Less distributions:
From net investment income	(0.19)	(0.38)	(0.38)	(0.31)	(0.29)	(0.33)
From net realized gain on investments	—	—	—	—	—	(0.00)‡
Total distributions	(0.19)	(0.38)	(0.38)	(0.31)	(0.29)	(0.33)
Net asset value at end of period	$11.44	$11.92	$10.58	$10.61	$13.46	$12.71
Total investment return (b)	(2.49)%	16.34%	3.12%	(19.15)%	8.20%	0.75%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.31%††	3.15%	3.17%	2.11%	1.95%	2.41%
Net expenses (c)	1.63%††	1.63%	1.64%	1.62%	1.61%	1.62%
Portfolio turnover rate (d)	15%	17%	38%(e)	56%(e)	14%	37%
Net assets at end of period (in 000’s)	$115,607	$137,764	$151,803	$202,196	$340,700	$355,498

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
66	NYLI MacKay High Yield Muni Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$11.95	$10.60	$10.64	$13.49	$12.75	$12.98
Net investment income (loss)	0.25	0.49(a)	0.48(a)	0.39(a)	0.39(a)	0.45
Net realized and unrealized gain (loss)	(0.48)	1.36	(0.02)	(2.81)	0.77	(0.22)
Total from investment operations	(0.23)	1.85	0.46	(2.42)	1.16	0.23
Less distributions:
From net investment income	(0.25)	(0.50)	(0.50)	(0.43)	(0.42)	(0.46)
From net realized gain on investments	—	—	—	—	—	(0.00)‡
Total distributions	(0.25)	(0.50)	(0.50)	(0.43)	(0.42)	(0.46)
Net asset value at end of period	$11.47	$11.95	$10.60	$10.64	$13.49	$12.75
Total investment return (b)	(1.99)%	17.48%	4.16%	(18.28)%	9.20%	1.86%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.32%††	4.14%	4.17%	3.10%	2.90%	3.38%
Net expenses (c)	0.61%††	0.61%	0.62%	0.60%	0.59%	0.61%
Portfolio turnover rate (d)	15%	17%	38%(e)	56%(e)	14%	37%
Net assets at end of period (in 000’s)	$6,307,396	$6,381,355	$4,660,777	$4,904,132	$7,894,324	$6,063,243

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,				November 1, 2019^ through October 31,
Class R6	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$11.94	$10.60	$10.64	$13.49	$12.74	$12.98
Net investment income (loss) (a)	0.26	0.50	0.48	0.40	0.39	0.43
Net realized and unrealized gain (loss)	(0.49)	1.35	(0.02)	(2.81)	0.79	(0.21)
Total from investment operations	(0.23)	1.85	0.46	(2.41)	1.18	0.22
Less distributions:
From net investment income	(0.25)	(0.51)	(0.50)	(0.44)	(0.43)	(0.46)
From net realized gain on investments	—	—	—	—	—	(0.00)‡
Total distributions	(0.25)	(0.51)	(0.50)	(0.44)	(0.43)	(0.46)
Net asset value at end of period	$11.46	$11.94	$10.60	$10.64	$13.49	$12.74
Total investment return (b)	(1.97)%	17.56%	4.13%	(18.23)%	9.34%	1.80%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.37%††	4.19%	4.23%	3.22%	2.91%	3.40%
Net expenses (c)	0.55%††	0.55%	0.56%	0.55%	0.54%	0.56%
Portfolio turnover rate (d)	15%	17%	38%(e)	56%(e)	14%	37%
Net assets at end of period (in 000’s)	$1,499,208	$1,462,218	$923,386	$925,330	$1,240,412	$6,535

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
68	NYLI MacKay High Yield Muni Bond Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay High Yield Muni Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	March 31, 2010
Investor Class	March 31, 2010
Class C	March 31, 2010
Class I	March 31, 2010
Class R6	November 1, 2019
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek a high level of current income exempt from federal income taxes. The Fund’s secondary investment objective is total return.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment
Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The

Notes to Financial Statements (Unaudited) (continued)
Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.

70	NYLI MacKay High Yield Muni Bond Fund

Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
In calculating NAV, each closed-end fund is valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on closed-end funds is taken from the exchange where the security is primarily traded. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity. These closed-end funds are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The
Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Trust's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of April 30, 2025, and can change at any time.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

Notes to Financial Statements (Unaudited) (continued)
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse

72	NYLI MacKay High Yield Muni Bond Fund

economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico as of April 30, 2025, that represent 11.5% of the Fund’s net assets, of which 8.4% are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt. As of April 30, 2025, the Puerto Rico Electric Power Authority (“PREPA”) remains in bankruptcy. The continued delay in resolving the PREPA bankruptcy could delay needed investment into public power generation and distribution assets, which are essential components to a productive economy. Failure to provide reliable electricity could result in the Commonwealth’s inability to service debt on other municipal territorial investments the Fund may hold.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(J) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of April 30, 2025:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$959,781	$959,781
Total Fair Value	$959,781	$959,781

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(2,882,086)	$(2,882,086)
Total Fair Value	$(2,882,086)	$(2,882,086)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$560,181	$560,181
Total Net Realized Gain (Loss)	$560,181	$560,181

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$(1,922,305)	$(1,922,305)
Total Net Change in Unrealized Appreciation (Depreciation)	$(1,922,305)	$(1,922,305)

Average Notional Amount	Total
Futures Contracts Short (a)	$(379,551,953)

(a)	Positions were open for five months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund.

Notes to Financial Statements (Unaudited) (continued)
Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.55% up to $1 billion; 0.54% from $1 billion to $3 billion; 0.53% from $3 billion to $5 billion; 0.52% from $5 billion to $7 billion; 0.51% from $7 billion to $9 billion; 0.50% from $9 billion to $11 billion; 0.49% from $11 billion to $13 billion and 0.48% in excess of $13 billion. During the six-month period ended April 30, 2025, the effective management fee rate was 0.53% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class A shares do not exceed 0.875% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points to Investor Class, Class C and Class I shares. New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $25,269,047 and paid the Subadvisor fees in the amount of $12,634,524.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $16,441 and $113, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the six-month period ended April 30, 2025, of $43,092, $337 and $6,875, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms

74	NYLI MacKay High Yield Muni Bond Fund

unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$438,969	$—
Investor Class	1,387	—
Class C	51,185	—
Class I	1,804,404	—
Class R6	30,537	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$27,206	0.0%‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$9,680,073,071	$99,567,426	$(494,891,878)	$(395,324,452)
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $778,541,645, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$280,887	$497,655
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$36,516,191
Exempt Interest Dividends	327,628,085
Total	$364,144,276
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.

Notes to Financial Statements (Unaudited) (continued)
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $1,482,494 and $1,475,336, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	13,653,753	$161,733,331
Shares issued to shareholders in reinvestment of distributions	2,224,519	26,318,458
Shares redeemed	(20,825,036)	(245,504,565)
Net increase (decrease) in shares outstanding before conversion	(4,946,764)	(57,452,776)
Shares converted into Class A (See Note 1)	119,659	1,422,273
Shares converted from Class A (See Note 1)	(152,039)	(1,802,596)
Net increase (decrease)	(4,979,144)	$(57,833,099)
Year ended October 31, 2024:
Shares sold	32,618,205	$384,827,170
Shares issued to shareholders in reinvestment of distributions	4,619,343	54,805,314
Shares redeemed	(40,291,163)	(476,911,986)
Net increase (decrease) in shares outstanding before conversion	(3,053,615)	(37,279,502)
Shares converted into Class A (See Note 1)	401,661	4,768,661
Shares converted from Class A (See Note 1)	(288,329)	(3,406,548)
Net increase (decrease)	(2,940,283)	$(35,917,389)

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	7,808	$91,238
Shares issued to shareholders in reinvestment of distributions	5,641	66,651
Shares redeemed	(19,550)	(230,226)
Net increase (decrease) in shares outstanding before conversion	(6,101)	(72,337)
Shares converted into Investor Class (See Note 1)	6,775	81,466
Shares converted from Investor Class (See Note 1)	(10,369)	(121,963)
Net increase (decrease)	(9,695)	$(112,834)
Year ended October 31, 2024:
Shares sold	34,950	$415,883
Shares issued to shareholders in reinvestment of distributions	12,101	143,334
Shares redeemed	(57,943)	(681,662)
Net increase (decrease) in shares outstanding before conversion	(10,892)	(122,445)
Shares converted into Investor Class (See Note 1)	22,225	262,284
Shares converted from Investor Class (See Note 1)	(49,952)	(596,345)
Net increase (decrease)	(38,619)	$(456,506)

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	551,274	$6,520,904
Shares issued to shareholders in reinvestment of distributions	155,323	1,833,969
Shares redeemed	(2,082,611)	(24,549,854)
Net increase (decrease) in shares outstanding before conversion	(1,376,014)	(16,194,981)
Shares converted from Class C (See Note 1)	(77,663)	(926,244)
Net increase (decrease)	(1,453,677)	$(17,121,225)
Year ended October 31, 2024:
Shares sold	1,934,095	$22,803,615
Shares issued to shareholders in reinvestment of distributions	367,214	4,343,273
Shares redeemed	(4,842,824)	(57,011,737)
Net increase (decrease) in shares outstanding before conversion	(2,541,515)	(29,864,849)
Shares converted from Class C (See Note 1)	(250,161)	(2,960,466)
Net increase (decrease)	(2,791,676)	$(32,825,315)

76	NYLI MacKay High Yield Muni Bond Fund

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	107,189,461	$1,262,017,815
Shares issued to shareholders in reinvestment of distributions	8,910,826	105,422,428
Shares redeemed	(97,338,462)	(1,137,988,983)
Net increase (decrease) in shares outstanding before conversion	18,761,825	229,451,260
Shares converted into Class I (See Note 1)	426,407	5,085,802
Shares converted from Class I (See Note 1)	(3,303,573)	(39,339,806)
Net increase (decrease)	15,884,659	$195,197,256
Year ended October 31, 2024:
Shares sold	225,327,685	$2,652,717,645
Shares issued to shareholders in reinvestment of distributions	16,001,313	190,014,681
Shares redeemed	(145,490,552)	(1,698,335,099)
Net increase (decrease) in shares outstanding before conversion	95,838,446	1,144,397,227
Shares converted into Class I (See Note 1)	684,634	8,102,448
Shares converted from Class I (See Note 1)	(1,930,919)	(22,328,726)
Net increase (decrease)	94,592,161	$1,130,170,949

Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	27,114,313	$321,207,849
Shares issued to shareholders in reinvestment of distributions	286,107	3,383,071
Shares redeemed	(22,046,685)	(257,647,939)
Net increase (decrease) in shares outstanding before conversion	5,353,735	66,942,981
Shares converted into Class R6 (See Note 1)	3,270,790	38,955,113
Shares converted from Class R6 (See Note 1)	(280,365)	(3,354,045)
Net increase (decrease)	8,344,160	$102,544,049
Year ended October 31, 2024:
Shares sold	59,461,343	$701,142,959
Shares issued to shareholders in reinvestment of distributions	421,196	5,004,815
Shares redeemed	(25,971,171)	(303,233,486)
Net increase (decrease) in shares outstanding before conversion	33,911,368	402,914,288
Shares converted into Class R6 (See Note 1)	1,786,667	20,619,691
Shares converted from Class R6 (See Note 1)	(376,617)	(4,460,999)
Net increase (decrease)	35,321,418	$419,072,980
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
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Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
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overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
84

The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
86

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI MacKay Total Return Bond Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.8%
Asset-Backed Securities 10.6%
Automobile Asset-Backed Securities 4.0%
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class D
7.84%, due 8/15/29	$ 1,070,000	$ 1,130,772
Exeter Automobile Receivables Trust (a)
Series 2021-2A, Class E
2.90%, due 7/17/28	1,040,000	1,016,815
Series 2021-3A, Class E
3.04%, due 12/15/28	2,090,000	2,036,643
Series 2022-2A, Class E
6.34%, due 10/15/29	1,605,000	1,479,866
Flagship Credit Auto Trust (a)
Series 2021-3, Class E
3.32%, due 12/15/28	1,115,000	1,027,508
Series 2020-1, Class E
3.52%, due 6/15/27	1,950,000	1,944,738
Series 2021-4, Class E
4.03%, due 3/15/29	515,000	454,059
Series 2022-2, Class D
5.80%, due 4/17/28	1,420,000	1,332,798
Series 2024-1, Class D
6.30%, due 4/15/30	660,000	663,782
Ford Credit Auto Owner Trust (a)
Series 2021-2, Class D
2.60%, due 5/15/34	230,000	220,976
Series 2023-1, Class D
6.26%, due 8/15/35	755,000	775,180
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class E
8.35%, due 10/15/29 (a)	665,000	691,078
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class E
11.85% (SOFR 30A + 7.50%), due 10/20/32 (a)(b)	684,071	687,048
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	610,000	607,258
Santander Drive Auto Receivables Trust
Series 2025-1, Class D
5.43%, due 3/17/31	610,000	612,199
		14,680,720
Other Asset-Backed Securities 6.6%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
5.649% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	600,000	599,989
	Principal Amount	Value

Other Asset-Backed Securities (continued)
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
5.819% (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)	$ 250,000	$ 248,867
AIMCO CLO
Series 2018-AA, Class B1R
5.93% (3 Month SOFR + 1.65%), due 10/17/37 (a)(b)	700,000	696,284
American Airlines Pass-Through Trust
Series 2019-1, Class AA
3.15%, due 2/15/32	983,760	889,287
Series 2016-2, Class A
3.65%, due 6/15/28	1,259,000	1,194,934
Series 2019-1, Class B
3.85%, due 2/15/28	666,012	637,539
Apidos CLO
Series 2018-18A, Class BR2
5.972% (3 Month SOFR + 1.70%), due 1/22/38 (a)(b)	860,000	854,098
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.847% (3 Month SOFR + 1.55%), due 1/20/38 (a)(b)	390,000	385,710
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
6.019% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	400,000	396,284
Avant Loans Funding Trust
Series 2022-REV1, Class D
11.02%, due 9/15/31 (a)	690,000	695,959
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
7.219% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	350,000	350,049
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	1,580,101	1,410,204
CF Hippolyta Issuer LLC
Series 2020-1, Class A1
1.69%, due 7/15/60 (a)	861,675	851,045
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	6,219	6,228
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.839% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	700,000	697,081

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
5.652% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	$ 500,000	$ 498,692
Golub Capital Partners CLO 78M
Series 2025-78A, Class A1
5.691% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	930,000	918,020
Great Lakes CLO Ltd.
Series 2019-1A, Class ARR
5.792% (3 Month SOFR + 1.48%), due 4/15/37 (a)(b)	795,000	788,789
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	505,000	508,816
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.856% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	350,000	348,013
JetBlue Pass-Through Trust
Series 2019-1, Class AA
2.75%, due 5/15/32	603,143	521,273
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	1,655,000	1,554,092
Series 2021-1, Class B1
2.41%, due 10/20/61	1,255,000	1,140,282
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.639% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	500,000	498,474
Owl Rock CLO XX LLC
Series 2024-20A, Class C
6.375% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	475,000	463,376
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.963% (3 Month SOFR + 1.65%), due 1/25/38 (a)(b)	700,000	695,999
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.68% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	500,000	499,987
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.669% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	450,000	449,990
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
6.206% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	$ 350,000	$ 351,897
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(c)(d)	8,111,950	294,058
Subway Funding LLC (a)
Series 2024-3A, Class A2II
5.566%, due 7/30/54	820,875	813,711
Series 2024-3A, Class A23
5.914%, due 7/30/54	696,500	690,985
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
5.975% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)	475,000	473,735
Tricon American Homes
Series 2020-SFR1, Class D
2.548%, due 7/17/38 (a)	740,000	717,993
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	792,209	806,441
Zayo Issuer LLC
Series 2025-1A, Class A2
5.648%, due 3/20/55 (a)	1,295,000	1,300,888
		24,249,069
Total Asset-Backed Securities (Cost $39,296,539)		38,929,789
Corporate Bonds 30.4%
Agriculture 0.4%
Altria Group, Inc.
2.45%, due 2/4/32	1,850,000	1,568,520
Airlines 1.1%
American Airlines, Inc. (a)
5.50%, due 4/20/26	481,667	478,456
5.75%, due 4/20/29	860,000	834,117
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	185,752	184,044
4.75%, due 10/20/28	1,855,000	1,843,778
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	810,000	812,539
		4,152,934

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Auto Manufacturers 1.7%
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	$ 610,000	$ 584,985
6.054%, due 11/5/31	285,000	276,294
6.80%, due 5/12/28	700,000	710,537
6.95%, due 3/6/26	670,000	676,526
7.20%, due 6/10/30	360,000	370,638
General Motors Financial Co., Inc.
2.70%, due 6/10/31	1,335,000	1,142,566
4.30%, due 4/6/29	940,000	908,075
5.625%, due 4/4/32	130,000	129,001
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	1,545,000	1,458,297
		6,256,919
Banks 9.4%
Australia & New Zealand Banking Group Ltd.
5.204% (1 Year Treasury Constant Maturity Rate + 1.47%), due 9/30/35 (a)(b)	830,000	800,320
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.621%, due 12/10/29 (a)	830,000	840,375
Banco Santander SA
5.294%, due 8/18/27	600,000	608,251
Bank of America Corp.
2.496%, due 2/13/31 (e)	755,000	683,417
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(f)	1,760,000	1,577,458
5.335%, due 9/10/35 (e)	600,000	582,252
5.367%, due 2/25/31 (e)	780,000	790,416
BNP Paribas SA
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (a)(b)(f)	745,000	628,524
BPCE SA
6.714%, due 10/19/29 (a)(e)	410,000	433,078
Citigroup, Inc.
5.411% (5 Year Treasury Constant Maturity Rate + 1.73%), due 9/19/39 (b)	680,000	649,052
Comerica, Inc.
5.982%, due 1/30/30 (e)	770,000	779,457
	Principal Amount	Value

Banks (continued)
Commonwealth Bank of Australia
5.929% (1 Year Treasury Constant Maturity Rate + 1.32%), due 3/14/46 (a)(b)	$ 460,000	$ 444,866
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(f)	700,000	633,051
Deutsche Bank AG
3.035%, due 5/28/32 (e)	890,000	786,386
5.586% (SOFR + 1.219%), due 11/16/27 (b)	1,325,000	1,317,742
First Horizon Bank
5.75%, due 5/1/30	1,606,000	1,613,396
First Horizon Corp.
4.00%, due 5/26/25	2,115,000	2,112,786
5.514%, due 3/7/31 (e)	570,000	573,242
Goldman Sachs Group, Inc. (The)
1.992%, due 1/27/32 (e)	740,000	630,722
6.75%, due 10/1/37	405,000	435,157
Huntington Bancshares, Inc.
5.709%, due 2/2/35 (e)	895,000	896,621
6.141% (5 Year Treasury Constant Maturity Rate + 1.70%), due 11/18/39 (b)	575,000	568,585
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (a)	435,000	440,026
KBC Group NV
4.932% (1 Year Treasury Constant Maturity Rate + 1.07%), due 10/16/30 (a)(b)	710,000	715,878
KeyBank NA
4.90%, due 8/8/32	715,000	666,846
KeyCorp
6.401%, due 3/6/35 (e)	425,000	445,199
Lloyds Banking Group plc
4.582%, due 12/10/25	2,643,000	2,635,505
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	520,000	510,451
M&T Bank Corp. (e)
5.385%, due 1/16/36	330,000	321,209
6.082%, due 3/13/32	465,000	483,851
Morgan Stanley (e)
2.484%, due 9/16/36	1,945,000	1,622,587
2.511%, due 10/20/32	510,000	440,328
Santander Holdings USA, Inc. (e)
6.342%, due 5/31/35	550,000	561,992
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Santander Holdings USA, Inc. (e) (continued)
6.499%, due 3/9/29	$ 630,000	$ 653,192
Societe Generale SA (a)(b)(f)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	395,000	380,387
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,155,000	1,008,403
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (b)	695,000	688,622
UBS Group AG (a)
3.091%, due 5/14/32 (e)	1,070,000	958,017
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(f)	1,520,000	1,301,636
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	340,000	340,854
Wells Fargo & Co.
3.35%, due 3/2/33 (e)	700,000	628,513
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,633,000	1,409,190
		34,597,840
Biotechnology 0.1%
Amgen, Inc.
5.75%, due 3/2/63	450,000	427,946
Chemicals 1.0%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,135,000	1,020,765
Celanese US Holdings LLC
6.95%, due 11/15/33 (g)(h)	780,000	781,513
Huntsman International LLC
4.50%, due 5/1/29	1,759,000	1,658,024
		3,460,302
Commercial Services 0.4%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	640,000	626,531
	Principal Amount	Value

Commercial Services (continued)
Belron UK Finance plc
5.75%, due 10/15/29 (a)	$ 900,000	$ 898,854
		1,525,385
Computers 0.2%
Dell International LLC
3.375%, due 12/15/41	1,145,000	821,394
Cosmetics & Personal Care 0.3%
Coty, Inc.
4.75%, due 1/15/29 (a)	985,000	947,520
Diversified Financial Services 3.2%
AerCap Ireland Capital DAC
2.45%, due 10/29/26	1,565,000	1,513,912
Ally Financial, Inc.
6.992%, due 6/13/29 (e)	270,000	280,466
8.00%, due 11/1/31	1,075,000	1,190,456
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	1,330,000	1,299,823
Avolon Holdings Funding Ltd. (a)
2.125%, due 2/21/26	1,385,000	1,350,429
3.25%, due 2/15/27	1,740,000	1,684,526
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	635,000	669,239
Capital One Financial Corp. (e)
6.051%, due 2/1/35	330,000	337,322
6.312%, due 6/8/29	905,000	943,013
Citadel Finance LLC
5.90%, due 2/10/30 (a)	460,000	456,829
Jefferies Financial Group, Inc.
6.20%, due 4/14/34	365,000	369,857
OneMain Finance Corp.
7.50%, due 5/15/31	645,000	654,104
Synchrony Financial
5.45%, due 3/6/31 (e)	805,000	802,778
		11,552,754
Electric 3.5%
Arizona Public Service Co.
2.20%, due 12/15/31	1,500,000	1,268,912
3.35%, due 5/15/50	1,320,000	882,771
Calpine Corp.
5.125%, due 3/15/28 (a)	495,000	490,302
DTE Energy Co.
5.85%, due 6/1/34	610,000	628,722
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	990,000	957,231

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Edison International
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54 (b)	$ 545,000	$ 510,286
Evergy Metro, Inc.
5.40%, due 4/1/34	560,000	569,768
Eversource Energy
5.95%, due 7/15/34	535,000	554,117
Ohio Power Co.
Series R
2.90%, due 10/1/51	585,000	351,969
Pacific Gas and Electric Co.
3.50%, due 8/1/50	2,235,000	1,429,331
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (b)	575,000	583,667
Southern California Edison Co.
4.00%, due 4/1/47	975,000	698,864
Southwestern Electric Power Co.
3.25%, due 11/1/51	1,060,000	668,785
Vistra Operations Co. LLC (a)
6.00%, due 4/15/34	840,000	847,438
6.875%, due 4/15/32	455,000	471,280
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	551,000	520,936
7.25%, due 1/15/29 (g)	740,000	732,366
8.375%, due 1/15/31 (g)	520,000	521,909
		12,688,654
Entertainment 0.1%
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	295,000	252,603
Food 1.1%
JBS USA Holding LUX SARL
5.75%, due 4/1/33	860,000	877,814
MARB BondCo plc
3.95%, due 1/29/31 (a)	1,240,000	1,072,497
Post Holdings, Inc.
4.625%, due 4/15/30 (a)	650,000	612,693
Smithfield Foods, Inc. (a)
4.25%, due 2/1/27	965,000	952,324
5.20%, due 4/1/29	580,000	579,865
		4,095,193
	Principal Amount	Value

Gas 1.1%
Boston Gas Co.
3.757%, due 3/16/32 (a)	$ 505,000	$ 460,102
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	725,000	762,534
National Fuel Gas Co.
2.95%, due 3/1/31	1,820,000	1,611,602
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	620,000	541,636
Southern California Gas Co.
5.60%, due 4/1/54	625,000	596,842
		3,972,716
Insurance 0.3%
Beacon Funding Trust
6.266%, due 8/15/54 (a)	1,185,000	1,158,271
Internet 0.2%
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	810,000	854,396
Lodging 0.2%
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	760,000	667,340
Media 0.5%
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)(g)	960,000	903,997
Univision Communications, Inc.
6.625%, due 6/1/27 (a)	895,000	865,988
		1,769,985
Mining 0.2%
Vedanta Resources Finance II plc (a)
9.475%, due 7/24/30	505,000	464,116
9.85%, due 4/24/33	365,000	331,119
		795,235
Miscellaneous—Manufacturing 0.2%
Textron Financial Corp.
6.32% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	955,000	865,982
Oil & Gas 0.6%
Gazprom PJSC Via Gaz Capital SA
4.95%, due 2/6/28 (a)(i)	1,521,000	1,190,183
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	$ 1,115,000	$ 1,043,976
		2,234,159
Pharmaceuticals 0.4%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	1,653,000	1,597,192
Pipelines 2.3%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,135,000	896,313
Columbia Pipelines Operating Co. LLC (a)
5.962%, due 2/15/55	475,000	443,268
6.544%, due 11/15/53	310,000	315,734
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,125,000	1,033,828
Energy Transfer LP
5.35%, due 5/15/45	940,000	814,653
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,120,000	1,873,752
MPLX LP
5.40%, due 4/1/35	685,000	666,856
ONEOK, Inc.
5.625%, due 1/15/28 (a)	475,000	484,013
Western Midstream Operating LP
5.25%, due 2/1/50 (h)	1,240,000	991,174
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,095,000	725,776
		8,245,367
Real Estate Investment Trusts 1.1%
GLP Capital LP
4.00%, due 1/15/30	1,205,000	1,135,871
Host Hotels & Resorts LP
5.70%, due 7/1/34	410,000	403,455
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	990,000	829,814
Trust Fibra Uno
8.25%, due 1/23/37 (a)	675,000	694,387
Uniti Group LP
10.50%, due 2/15/28 (a)	814,000	864,293
		3,927,820
	Principal Amount	Value

Retail 0.8%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	$ 970,000	$ 986,995
AutoNation, Inc.
4.75%, due 6/1/30	491,000	481,516
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)(g)	1,065,000	1,083,750
Sally Holdings LLC
6.75%, due 3/1/32 (g)	320,000	322,322
		2,874,583
Total Corporate Bonds (Cost $119,373,949)		111,311,010
Foreign Government Bonds 1.1%
Chile 0.1%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	527,000	461,642
Colombia 0.3%
Colombia Government Bond
3.25%, due 4/22/32	1,485,000	1,144,123
Mexico 0.7%
Petroleos Mexicanos
6.50%, due 3/13/27	2,075,000	2,027,403
6.75%, due 9/21/47	715,000	480,212
		2,507,615
Total Foreign Government Bonds (Cost $4,824,009)		4,113,380
Loan Assignments 0.5%
Diversified/Conglomerate Service 0.2%
TruGreen LP
First Lien Term Loan B
8.422% (1 Month SOFR + 4.00%), due 11/2/27 (b)	587,105	551,145
Media 0.3%
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.686% (1 Month SOFR + 3.25%), due 1/31/29 (b)	1,220,000	1,201,700
Total Loan Assignments (Cost $1,791,488)		1,752,845

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities 30.7%
Agency (Collateralized Mortgage Obligations) 13.7%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	$ 1,275,477	$ 837,366
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(c)	2,085,551	68,371
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(c)	291,110	7,863
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	671,107	566,081
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	509,300	426,607
REMIC, Series 5363
(zero coupon), due 12/25/53	569,743	491,311
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	574,635	470,130
REMIC, Series 5328, Class JY
0.25%, due 9/25/50	807,031	546,643
REMIC, Series 5471, Class SK
0.996% (SOFR 30A + 5.35%), due 8/25/54 (b)(c)	2,906,696	122,990
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	549,527	473,482
REMIC, Series 4988, Class LP
1.25%, due 6/25/50	1,048,899	796,024
REMIC, Series 4993, Class KS
1.582% (SOFR 30A + 5.936%), due 7/25/50 (b)(c)	2,825,016	392,645
REMIC, Series 4994, Class TS
1.632% (SOFR 30A + 5.986%), due 7/25/50 (b)(c)	1,364,463	168,631
REMIC, Series 4358, Class Z
3.00%, due 6/15/44	643,313	584,884
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (c)	1,331,237	232,353
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (c)	1,146,979	188,176
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (c)	1,046,052	169,727
REMIC, Series 5160
3.00%, due 10/25/51 (c)	1,080,318	117,362
REMIC, Series 4710, Class WZ
3.50%, due 8/15/47	391,819	360,908
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	1,306,178	1,196,923
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 5304, Class UB
4.00%, due 2/25/52	$ 498,356	$ 466,180
FHLMC, Strips
REMIC, Series 272
(zero coupon), due 8/15/42	808,119	623,524
REMIC, Series 402
(zero coupon), due 9/25/53	767,846	638,647
REMIC, Series 311, Class S1
1.491% (SOFR 30A + 5.836%), due 8/15/43 (b)(c)	2,302,075	253,106
REMIC, Series 397, Class C61
5.50%, due 1/25/53 (c)	1,307,154	287,146
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	574,311	463,771
REMIC, Series 2023-45
(zero coupon), due 10/25/53	681,054	535,742
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	833,776	683,172
REMIC, Series 2022-10, Class SA
1.396% (SOFR 30A + 5.75%), due 2/25/52 (b)(c)	1,987,125	239,947
REMIC, Series 2021-40, Class SI
1.482% (SOFR 30A + 5.836%), due 9/25/47 (b)(c)	1,488,766	154,938
REMIC, Series 2016-57, Class SN
1.582% (SOFR 30A + 5.936%), due 6/25/46 (b)(c)	1,231,538	144,366
REMIC, Series 2020-70, Class SD
1.782% (SOFR 30A + 6.136%), due 10/25/50 (b)(c)	1,336,862	184,709
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (c)	927,008	150,634
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (c)	5,526,640	710,431
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (c)	396,491	49,507
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (c)	7,216,080	1,203,497
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (c)	2,700,810	462,556
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,365,824	1,241,433
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (c)	1,626,300	337,473
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FNMA, Strips (c)
REMIC, Series 426, Class C32
1.50%, due 2/25/52	$ 3,239,082	$ 310,642
REMIC, Series 429, Class C5
3.00%, due 10/25/52	3,364,599	602,728
REMIC, Series 440, Class C46
4.00%, due 10/25/53	3,113,254	690,504
REMIC, Series 438, Class C34
6.00%, due 8/25/53	1,807,751	432,859
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(c)	2,224,501	20,331
REMIC, Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (b)(c)	2,998,686	39,095
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(c)	3,443,836	28,619
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	1,813,290	1,206,806
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(c)	3,290,761	35,541
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(c)	4,078,260	38,780
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(c)	2,572,608	103,494
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(c)	5,021,028	98,011
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(c)	2,348,420	3,686
REMIC, Series 2022-34, Class HS
(zero coupon) (SOFR 30A + 4.10%), due 2/20/52 (b)(c)	4,040,658	232,678
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(c)	1,805,988	37,763
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(c)	3,556,282	48,610
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(c)	$ 1,780,088	$ 24,331
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(c)	8,991,443	165,760
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,154,415	896,812
REMIC, Series 2023-53
(zero coupon), due 4/20/53	403,758	314,374
REMIC, Series 2024-51, Class SX
0.85% (SOFR 30A + 5.20%), due 3/20/54 (b)(c)	9,291,992	437,177
REMIC, Series 2023-80, Class SA
0.90% (SOFR 30A + 5.25%), due 6/20/53 (b)(c)	3,996,766	162,110
REMIC, Series 2020-166, Class CA
1.00%, due 11/20/50	1,174,398	880,951
REMIC, Series 2021-96, Class GP
1.00%, due 6/20/51	884,150	677,760
REMIC, Series 2020-146, Class SA
1.867% (1 Month SOFR + 6.186%), due 10/20/50 (b)(c)	1,502,717	222,790
REMIC, Series 2020-167, Class SN
1.867% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	780,174	118,014
REMIC, Series 2021-179, Class SA
1.867% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	2,261,375	328,942
REMIC, Series 2020-189, Class SU
1.867% (1 Month SOFR + 6.186%), due 12/20/50 (b)(c)	518,049	79,754
REMIC, Series 2021-46, Class QS
1.867% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	904,115	134,904
REMIC, Series 2021-46, Class TS
1.867% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	1,092,002	164,191
REMIC, Series 2021-57, Class SA
1.867% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	3,193,971	441,485
REMIC, Series 2021-57, Class SD
1.867% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	5,425,144	770,774
REMIC, Series 2021-96, Class NS
1.867% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	2,880,369	430,776

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-96, Class SN
1.867% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	$ 2,032,918	$ 265,803
REMIC, Series 2021-97, Class SM
1.867% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	2,169,531	341,733
REMIC, Series 2021-122, Class HS
1.867% (1 Month SOFR + 6.186%), due 7/20/51 (b)(c)	1,898,152	259,213
REMIC, Series 2022-137, Class S
1.867% (1 Month SOFR + 6.186%), due 7/20/51 (b)(c)	2,024,455	284,198
REMIC, Series 2021-96, Class JS
1.917% (1 Month SOFR + 6.236%), due 6/20/51 (b)(c)	1,575,292	239,071
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (c)	1,122,634	142,694
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (c)	1,771,012	202,367
REMIC, Series 2025-2, Class WZ
2.00%, due 8/20/52	1,477,362	927,296
REMIC, Series 2023-86, Class SE
2.30% (SOFR 30A + 6.65%), due 9/20/50 (b)(c)	1,373,498	219,506
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (c)	696,274	106,482
REMIC, Series 2021-140, Class GF
2.50% (1 Month SOFR + 0.764%), due 8/20/51 (b)	811,769	671,390
REMIC, Series 2021-188
2.50%, due 10/20/51 (c)	2,712,810	433,213
REMIC, Series 2022-1, Class CF
2.50% (SOFR 30A + 0.80%), due 1/20/52 (b)	1,172,666	980,272
REMIC, Series 2023-60, Class ES
2.50% (SOFR 30A + 11.20%), due 4/20/53 (b)	876,488	843,636
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (c)	1,625,692	278,901
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (c)	2,435,260	385,312
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (c)	1,081,606	186,673
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (c)	297,074	45,675
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (c)	$ 1,024,924	$ 181,674
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (c)	1,978,856	341,397
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (c)	6,818,342	1,253,188
REMIC, Series 2022-207
3.00%, due 8/20/51 (c)	1,503,214	253,682
REMIC, Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (b)	365,855	327,217
REMIC, Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (b)	1,070,379	949,058
REMIC, Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	387,498	347,492
REMIC, Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	396,454	357,558
REMIC, Series 2020-5, Class FA
3.50% (1 Month SOFR + 0.814%), due 1/20/50 (b)	1,008,932	909,534
REMIC, Series 2021-96, Class FG
3.50% (SOFR 30A + 0.30%), due 6/20/51 (b)	414,232	371,734
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (c)	1,729,087	306,819
REMIC, Series 2025-2, Class Z
3.50%, due 1/20/55	1,669,524	1,271,655
REMIC, Series 2023-66, Class MP
3.60% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,084,960	1,023,539
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (c)	1,433,792	353,488
REMIC, Series 2022-69, Class FA
4.50% (SOFR 30A + 0.75%), due 4/20/52 (b)	334,138	314,592
REMIC, Series 2023-81, Class LA
5.00%, due 6/20/52	310,160	311,917
REMIC, Series 2023-38, Class WT
6.524%, due 12/20/51 (j)	489,928	517,205
REMIC, Series 2023-59, Class YC
7.027%, due 9/20/51 (j)	1,232,232	1,359,335
REMIC, Series 2023-55, Class CG
7.635%, due 7/20/51 (j)	714,852	799,495
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2023-55, Class LB
7.764%, due 11/20/51 (j)	$ 663,927	$ 757,863
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class B10
9.968% (SOFR 30A + 5.614%), due 10/25/49	790,000	788,073
Series 2023-01, Class M10
10.854% (SOFR 30A + 6.50%), due 11/25/53	1,415,000	1,582,714
Series 2020-01, Class CE
11.968% (SOFR 30A + 7.614%), due 3/25/50	1,350,000	1,407,113
		50,130,085
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 8.5%
BANK
Series 2018-BN12, Class D
3.00%, due 5/15/61 (a)	1,145,000	877,044
Series 2019-BN20, Class C
3.769%, due 9/15/62 (d)	285,000	221,678
Series 2019-BN19, Class C
4.161%, due 8/15/61 (d)	1,935,000	1,434,473
BBCMS Mortgage Trust (a)
Series 2022-C16, Class D
2.50%, due 6/15/55 (j)	765,000	469,126
Series 2018-C2, Class D
3.00%, due 12/15/51	650,000	507,728
Benchmark Mortgage Trust
Series 2018-B6, Class D
3.241%, due 10/10/51 (a)(d)	630,000	483,168
Series 2019-B11, Class A5
3.542%, due 5/15/52	625,000	592,817
Series 2019-B9, Class C
4.971%, due 3/15/52 (j)	1,105,000	964,445
BX Commercial Mortgage Trust
Series 2024-BRBK, Class D
10.291% (1 Month SOFR + 5.971%), due 10/15/41 (a)(b)	980,000	960,375
BX Trust
Series 2023-LIFE, Class A
5.045%, due 2/15/28 (a)	410,000	405,140
CAMB Commercial Mortgage Trust
Series 2021-CX2, Class D
2.864%, due 11/10/46 (a)(d)	1,000,000	777,499
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	$ 1,150,000	$ 955,192
CFCRE Commercial Mortgage Trust (a)(d)
Series 2016-C3, Class D
3.052%, due 1/10/48	730,000	677,530
Series 2016-C4, Class D
5.004%, due 5/10/58	895,000	848,371
Commercial Mortgage Trust (a)
Series 2014-CR20, Class D
3.222%, due 11/10/47	1,255,000	945,140
Series 2016-DC2, Class D
4.061%, due 2/10/49 (d)	1,208,000	1,119,206
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
5.081%, due 1/15/49 (a)(d)	740,000	630,492
DBJPM Mortgage Trust
Series 2016-C1, Class C
3.468%, due 5/10/49 (d)	720,000	633,453
DBUBS Mortgage Trust
Series 2011-LC3A, Class PM2
5.268%, due 5/10/44 (a)(d)	1,250,000	879,875
FHLMC (a)(b)
REMIC, Series 2025-MN10, Class M2
7.204% (SOFR 30A + 2.85%), due 2/25/45	1,105,000	1,077,584
REMIC, Series 2024-MN8, Class M2
8.604% (SOFR 30A + 4.25%), due 5/25/44	660,000	684,465
GNMA (c)
REMIC, Series 2023-194, Class CI
0.815%, due 10/16/65 (d)	3,440,119	225,258
REMIC, Series 2020-177
0.82%, due 6/16/62 (d)	4,076,453	253,790
REMIC, Series 2023-159, Class CI
0.953%, due 7/16/65 (j)	4,486,970	338,697
REMIC, Series 2020-168, Class IA
0.979%, due 12/16/62 (d)	2,401,624	179,806
REMIC, Series 2021-47
0.992%, due 3/16/61 (d)	5,603,508	387,098
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (d)	2,009,885	145,908
REMIC, Series 2023-172
1.381%, due 2/16/66 (d)	3,066,896	296,408

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
GS Mortgage Securities Trust
Series 2014-GC22, Class B
4.391%, due 6/10/47 (j)	$ 1,040,000	$ 896,633
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	240,000	182,693
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class C
4.315%, due 10/15/50 (d)	655,000	583,328
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class D
4.245%, due 4/15/48 (a)(d)	1,330,000	886,623
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	1,845,000	1,928,773
SKY Trust
Series 2025-LINE, Class B
8.009% (1 Month SOFR + 3.687%), due 4/15/42 (a)(b)	795,000	792,769
TEXAS Commercial Mortgage Trust
Series 2025-TWR, Class D
7.412% (1 Month SOFR + 3.091%), due 4/15/42 (a)(b)	845,000	838,993
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	590,000	463,410
Series 2018-C9, Class C
5.11%, due 3/15/51 (d)	710,000	574,370
Wells Fargo Commercial Mortgage Trust
Series 2017-C40, Class D
2.70%, due 10/15/50 (a)	1,275,000	1,062,180
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	250,000	205,682
Series 2016-NXS6, Class D
3.059%, due 11/15/49 (a)	1,590,000	1,396,959
Series 2017-RC1, Class D
3.25%, due 1/15/60 (a)	1,135,000	984,644
Series 2019-C51, Class C
4.289%, due 6/15/52 (j)	775,000	674,289
Series 2022-ONL, Class E
5.092%, due 12/15/39 (a)(d)	800,000	693,402
Series 2016-NXS5, Class D
5.122%, due 1/15/59 (d)	1,310,000	1,143,694
		31,280,208
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) 8.5%
CIM Trust (a)
Series 2021-J2, Class AS
0.21%, due 4/25/51 (c)(j)	$ 28,925,554	$ 375,109
Series 2025-NR1, Class A1
5.00%, due 6/25/64 (h)	724,013	701,947
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R01, Class 1B1
6.053% (SOFR 30A + 1.70%), due 1/25/45	1,285,000	1,254,529
Series 2025-R02, Class 1B1
6.303% (SOFR 30A + 1.95%), due 2/25/45	550,000	540,312
Series 2024-R05, Class 2B1
6.354% (SOFR 30A + 2.00%), due 7/25/44	1,125,000	1,109,539
Series 2023-R07, Class 2M2
7.603% (SOFR 30A + 3.25%), due 9/25/43	600,000	621,000
Series 2023-R03, Class 2M2
8.254% (SOFR 30A + 3.90%), due 4/25/43	845,000	890,951
Series 2021-R03, Class 1B2
9.854% (SOFR 30A + 5.50%), due 12/25/41	745,000	770,144
Series 2022-R01, Class 1B2
10.354% (SOFR 30A + 6.00%), due 12/25/41	1,075,000	1,121,365
Series 2020-SBT1, Class 1B1
11.218% (SOFR 30A + 6.864%), due 2/25/40	805,000	852,193
Series 2022-R02, Class 2B2
12.004% (SOFR 30A + 7.65%), due 1/25/42	1,015,000	1,084,781
Series 2019-HRP1, Class B1
13.718% (SOFR 30A + 9.364%), due 11/25/39	1,519,000	1,640,474
Series 2022-R03, Class 1B2
14.204% (SOFR 30A + 9.85%), due 3/25/42	615,000	685,725
FHLMC STACR REMIC Trust (a)(b)
Series 2025-HQA1, Class M2
6.004% (SOFR 30A + 1.65%), due 2/25/45	1,485,000	1,472,942
Series 2024-HQA1, Class M2
6.354% (SOFR 30A + 2.00%), due 3/25/44	505,000	505,630
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(b) (continued)
Series 2022-HQA3, Class M1B
7.904% (SOFR 30A + 3.55%), due 8/25/42	$ 455,000	$ 474,602
Series 2021-DNA1, Class B2
9.104% (SOFR 30A + 4.75%), due 1/25/51	570,000	613,180
Series 2020-HQA1, Class B2
9.568% (SOFR 30A + 5.214%), due 1/25/50	1,592,000	1,708,311
Series 2022-HQA2, Class M2
10.354% (SOFR 30A + 6.00%), due 7/25/42	243,000	263,048
Series 2021-HQA3, Class B2
10.604% (SOFR 30A + 6.25%), due 9/25/41	1,270,000	1,310,766
Series 2021-HQA4, Class B2
11.354% (SOFR 30A + 7.00%), due 12/25/41	1,805,000	1,903,449
Series 2022-DNA1, Class B2
11.454% (SOFR 30A + 7.10%), due 1/25/42	1,705,000	1,806,243
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.154%, due 8/25/48 (a)(j)	938,832	716,568
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR2, Class B2
11.868% (SOFR 30A + 7.514%), due 11/25/48	600,000	677,975
REMIC, Series 2019-FTR1, Class B2
12.818% (SOFR 30A + 8.464%), due 1/25/48	870,000	1,003,366
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ1, Class A4
2.50%, due 6/25/51 (a)(j)	842,778	682,913
J.P. Morgan Mortgage Trust
Series 2021-4, Class B1
2.88%, due 8/25/51 (a)(d)	1,239,772	1,005,009
Mill City Mortgage Loan Trust
Series 2018-3, Class B4
3.692%, due 8/25/58 (a)(j)	558,809	342,596
New Residential Mortgage Loan Trust
Series 2020-RPL1, Class B3
3.848%, due 11/25/59 (a)(j)	1,190,000	896,255
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(j)	1,163,662	947,294
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.164%, due 6/25/51 (a)(c)(d)	$ 23,813,522	$ 235,832
STACR Trust
Series 2018-HRP1, Class B2
16.218% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	1,300,626	1,552,100
Towd Point Mortgage Trust (a)(j)
Series 2017-4, Class B5
3.655%, due 6/25/57	716,324	454,041
Series 2018-2, Class B5
3.766%, due 3/25/58	2,403,729	1,021,790
		31,241,979
Total Mortgage-Backed Securities (Cost $110,097,893)		112,652,272
U.S. Government & Federal Agencies 24.5%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 3.3%
FHLMC Gold Pools, Other
4.00%, due 6/1/42	748,987	715,930
UMBS Pool, 30 Year
4.00%, due 10/1/52	1,442,771	1,346,966
4.00%, due 3/1/53	1,683,634	1,574,629
5.00%, due 3/1/54	909,105	891,198
5.50%, due 7/1/53	2,097,713	2,097,928
5.50%, due 7/1/53	676,206	679,824
5.50%, due 11/1/54	1,404,293	1,407,613
5.50%, due 11/1/54	1,134,830	1,133,204
6.00%, due 10/1/53	362,373	369,856
6.00%, due 11/1/53	820,128	835,355
6.00%, due 4/1/55	885,000	898,116
		11,950,619
Federal National Mortgage Association (Mortgage Pass-Through Securities) 4.3%
FNMA, Other
4.00%, due 3/1/42	437,511	419,846
4.00%, due 1/1/43	793,508	757,567
4.38%, due 7/1/28	1,000,000	1,011,162
6.00%, due 4/1/37	2,877	2,967
UMBS, 30 Year
2.00%, due 10/1/50	1,912,949	1,526,442
2.00%, due 3/1/52	2,138,895	1,699,082
2.00%, due 3/1/52	230,775	183,283
3.50%, due 12/1/44	565,863	529,925
3.50%, due 11/1/50	77,663	70,352

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 30 Year (continued)
4.50%, due 1/1/54	$ 931,673	$ 891,891
5.00%, due 3/1/53	1,382,644	1,355,469
5.00%, due 5/1/53	1,138,127	1,116,590
5.50%, due 8/1/53	856,515	861,098
5.50%, due 5/1/54	679,449	678,255
5.50%, due 6/1/54	630,655	629,547
6.00%, due 8/1/53	702,531	717,616
6.00%, due 8/1/53	948,245	963,541
6.00%, due 9/1/53	484,926	495,321
6.00%, due 9/1/53	1,060,630	1,077,618
6.50%, due 12/1/53	803,287	829,847
		15,817,419
Government National Mortgage Association (Mortgage Pass-Through Security) 0.2%
GNMA II, 30 Year
2.00%, due 6/20/51	817,243	649,632
United States Treasury Bonds 1.3%
U.S. Treasury Bonds
4.625%, due 2/15/55	1,280,000	1,266,600
4.75%, due 2/15/45	3,515,000	3,539,166
		4,805,766
United States Treasury Notes 15.4%
U.S. Treasury Notes
3.875%, due 4/30/30	8,360,000	8,419,434
4.00%, due 4/30/32	34,615,000	34,766,440
4.625%, due 2/15/35	12,925,000	13,409,687
		56,595,561
Total U.S. Government & Federal Agencies (Cost $89,376,693)		89,818,997
Total Long-Term Bonds (Cost $364,760,571)		358,578,293

	Shares

Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	1	5
Total Common Stocks (Cost $0)		5
	Shares	Value
Short-Term Investments 2.1%
Affiliated Investment Company 0.5%
NYLI U.S. Government Liquidity Fund, 4.167% (k)	2,024,995	$ 2,024,995
Unaffiliated Investment Company 1.0%
Invesco Government & Agency Portfolio, 4.367% (k)(l)	3,684,520	3,684,520

	Principal Amount

U.S. Treasury Debt 0.6%
U.S. Treasury Bills
4.216%, due 5/29/25 (m)	$ 2,100,000	2,093,108
Total Short-Term Investments (Cost $7,802,684)		7,802,623
Total Investments (Cost $372,563,255)	99.9%	366,380,921
Other Assets, Less Liabilities	0.1	404,369
Net Assets	100.0%	$ 366,785,290

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of April 30, 2025.
(c)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(d)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of April 30, 2025.
(e)	Fixed to floating rate—Rate shown was the rate in effect as of April 30, 2025.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	All or a portion of this security was held on loan. As of April 30, 2025, the aggregate market value of securities on loan was $3,539,003. The Fund received cash collateral with a value of $3,684,520. (See Note 2(K))
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
(h)	Step coupon—Rate shown was the rate in effect as of April 30, 2025.
(i)	Illiquid security—As of April 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1,190,183, which represented 0.3% of the Fund’s net assets.
(j)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2025.
(k)	Current yield as of April 30, 2025.
(l)	Represents a security purchased with cash collateral received for securities on loan.
(m)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,532	$ 78,048	$ (78,555)	$ —	$ —	$ 2,025	$ 70	$ —	2,025
Foreign Currency Forward Contracts
As of April 30, 2025, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	6,672,000	USD	8,623,339	JPMorgan Chase Bank N.A.	5/7/25	$ 268,392
USD	8,292,476	GBP	6,672,000	JPMorgan Chase Bank N.A.	5/7/25	(599,255)
Net Unrealized Depreciation						$ (330,863)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of April 30, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	303	June 2025	$ 32,537,918	$ 33,086,180	$ 548,262
U.S. Treasury 10 Year Ultra Bonds	44	June 2025	5,048,616	5,048,312	(304)
U.S. Treasury Long Bonds	122	June 2025	14,154,343	14,228,250	73,907
U.S. Treasury Ultra Bonds	143	June 2025	17,393,440	17,307,469	(85,971)
Total Long Contracts					535,894
Short Contracts
Canada 5 Year Bonds	(201)	June 2025	(16,792,267)	(16,873,444)	(81,177)
U.S. Treasury 2 Year Notes	(19)	June 2025	(3,931,506)	(3,954,821)	(23,315)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Total Return Bond Fund

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury 10 Year Notes	(43)	June 2025	$ (4,824,635)	$ (4,825,406)	$ (771)
Total Short Contracts					(105,263)
Net Unrealized Appreciation					$ 430,631

1.	As of April 30, 2025, cash in the amount of $1,831,894 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2025.

Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
IO—Interest Only
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 38,929,789	$ —	$ 38,929,789
Corporate Bonds	—	111,311,010	—	111,311,010
Foreign Government Bonds	—	4,113,380	—	4,113,380
Loan Assignments	—	1,752,845	—	1,752,845
Mortgage-Backed Securities	—	112,652,272	—	112,652,272
U.S. Government & Federal Agencies	—	89,818,997	—	89,818,997
Total Long-Term Bonds	—	358,578,293	—	358,578,293
Common Stocks	5	—	—	5
Short-Term Investments
Affiliated Investment Company	2,024,995	—	—	2,024,995
Unaffiliated Investment Company	3,684,520	—	—	3,684,520
U.S. Treasury Debt	—	2,093,108	—	2,093,108
Total Short-Term Investments	5,709,515	2,093,108	—	7,802,623
Total Investments in Securities	5,709,520	360,671,401	—	366,380,921
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	268,392	—	268,392
Futures Contracts	622,169	—	—	622,169
Total Other Financial Instruments	622,169	268,392	—	890,561
Total Investments in Securities and Other Financial Instruments	$ 6,331,689	$ 360,939,793	$ —	$ 367,271,482
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (599,255)	$ —	$ (599,255)
Futures Contracts	(191,538)	—	—	(191,538)
Total Other Financial Instruments	$ (191,538)	$ (599,255)	$ —	$ (790,793)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Total Return Bond Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $370,538,260) including securities on loan of $3,539,003	$364,355,926
Investment in affiliated investment companies, at value (identified cost $2,024,995)	2,024,995
Cash	9,188
Cash denominated in foreign currencies (identified cost $625)	658
Cash collateral on deposit at broker for futures contracts	1,831,894
Receivables:
Interest	2,323,302
Investment securities sold	1,413,075
Fund shares sold	717,700
Securities lending	2,478
Unrealized appreciation on foreign currency forward contracts	268,392
Other assets	67,256
Total assets	373,014,864
Liabilities
Cash collateral received for securities on loan	3,684,520
Payables:
Investment securities purchased	1,230,014
Fund shares redeemed	292,549
Variation margin on futures contracts	252,798
Manager (See Note 3)	59,932
Transfer agent (See Note 3)	37,020
Professional fees	33,669
NYLIFE Distributors (See Note 3)	12,741
Custodian	10,534
Shareholder communication	2,672
Accrued expenses	155
Distributions payable	13,715
Unrealized depreciation on foreign currency forward contracts	599,255
Total liabilities	6,229,574
Net assets	$366,785,290
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$39,939
Additional paid-in-capital	441,449,099
441,489,038
Total distributable earnings (loss)	(74,703,748)
Net assets	$366,785,290
Class A
Net assets applicable to outstanding shares	$49,132,598
Shares of beneficial interest outstanding	5,351,117
Net asset value per share outstanding	$9.18
Maximum sales charge (4.50% of offering price)	0.43
Maximum offering price per share outstanding	$9.61
Investor Class
Net assets applicable to outstanding shares	$4,118,908
Shares of beneficial interest outstanding	445,668
Net asset value per share outstanding	$9.24
Maximum sales charge (4.00% of offering price)	0.39
Maximum offering price per share outstanding	$9.63
Class C
Net assets applicable to outstanding shares	$2,281,066
Shares of beneficial interest outstanding	247,531
Net asset value and offering price per share outstanding	$9.22
Class I
Net assets applicable to outstanding shares	$123,876,759
Shares of beneficial interest outstanding	13,483,402
Net asset value and offering price per share outstanding	$9.19
Class R6
Net assets applicable to outstanding shares	$187,338,148
Shares of beneficial interest outstanding	20,407,036
Net asset value and offering price per share outstanding	$9.18
SIMPLE Class
Net assets applicable to outstanding shares	$37,811
Shares of beneficial interest outstanding	4,093
Net asset value and offering price per share outstanding	$9.24

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$10,009,771
Dividends-affiliated	70,256
Securities lending, net	20,999
Total income	10,101,026
Expenses
Manager (See Note 3)	742,015
Transfer agent (See Note 3)	155,224
Distribution/Service—Class A (See Note 3)	60,482
Distribution/Service—Investor Class (See Note 3)	5,141
Distribution/Service—Class C (See Note 3)	12,659
Distribution/Service—SIMPLE Class (See Note 3)	87
Registration	49,037
Professional fees	46,514
Custodian	27,884
Shareholder communication	4,689
Trustees	4,147
Miscellaneous	10,934
Total expenses before waiver/reimbursement	1,118,813
Expense waiver/reimbursement from Manager (See Note 3)	(243,587)
Net expenses	875,226
Net investment income (loss)	9,225,800
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(1,947,115)
Futures transactions	(3,004,362)
Foreign currency transactions	(145,645)
Foreign currency forward transactions	466,132
Net realized gain (loss)	(4,630,990)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	4,316,279
Futures contracts	2,636,392
Foreign currency forward contracts	(554,408)
Translation of other assets and liabilities in foreign currencies	72,828
Net change in unrealized appreciation (depreciation)	6,471,091
Net realized and unrealized gain (loss)	1,840,101
Net increase (decrease) in net assets resulting from operations	$11,065,901
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Total Return Bond Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$9,225,800	$17,442,162
Net realized gain (loss)	(4,630,990)	(4,162,988)
Net change in unrealized appreciation (depreciation)	6,471,091	35,502,885
Net increase (decrease) in net assets resulting from operations	11,065,901	48,782,059
Distributions to shareholders:
Class A	(1,214,084)	(2,361,454)
Investor Class	(96,962)	(195,907)
Class B(a)	—	(4,152)
Class C	(49,615)	(113,348)
Class I	(3,071,634)	(3,895,523)
Class R1(b)	—	(326)
Class R2(b)	—	(350)
Class R3(b)	—	(5,833)
Class R6	(5,143,722)	(10,868,085)
SIMPLE Class	(854)	(1,230)
Total distributions to shareholders	(9,576,871)	(17,446,208)
Capital share transactions:
Net proceeds from sales of shares	64,684,972	87,213,090
Net asset value of shares issued to shareholders in reinvestment of distributions	9,489,284	17,263,781
Cost of shares redeemed	(67,481,213)	(137,616,195)
Increase (decrease) in net assets derived from capital share transactions	6,693,043	(33,139,324)
Net increase (decrease) in net assets	8,182,073	(1,803,473)
Net Assets
Beginning of period	358,603,217	360,406,690
End of period	$366,785,290	$358,603,217

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.14	$8.35	$8.57	$11.18	$11.35	$10.91
Net investment income (loss)	0.22(a)	0.43(a)	0.36(a)	0.29(a)	0.24(a)	0.24
Net realized and unrealized gain (loss)	0.05	0.80	(0.22)	(2.26)	(0.03)	0.47
Total from investment operations	0.27	1.23	0.14	(1.97)	0.21	0.71
Less distributions:
From net investment income	(0.23)	(0.44)	(0.36)	(0.31)	(0.25)	(0.27)
From net realized gain on investments	—	—	—	(0.33)	(0.13)	—
Return of capital	—	—	—	(0.00)‡	—	—
Total distributions	(0.23)	(0.44)	(0.36)	(0.64)	(0.38)	(0.27)
Net asset value at end of period	$9.18	$9.14	$8.35	$8.57	$11.18	$11.35
Total investment return (b)	2.96%	14.84%	1.50%	(18.43)%	1.86%	6.55%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.83%††	4.79%	4.06%	2.89%	2.14%	2.30%
Net expenses (c)	0.83%††	0.85%	0.83%	0.78%	0.83%	0.85%
Expenses (before waiver/reimbursement) (c)	0.92%††	0.94%	0.91%	0.83%	0.83%	0.85%
Portfolio turnover rate	72%	101%	119%	98%(d)	111%(d)	123%
Net assets at end of period (in 000’s)	$49,133	$49,646	$46,426	$54,484	$87,764	$92,997

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 96% and 108% for the years ended October 31, 2022 and 2021 respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay Total Return Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.20	$8.40	$8.62	$11.24	$11.42	$10.97
Net investment income (loss)	0.21(a)	0.41(a)	0.34(a)	0.26(a)	0.22(a)	0.24
Net realized and unrealized gain (loss)	0.05	0.80	(0.22)	(2.27)	(0.04)	0.46
Total from investment operations	0.26	1.21	0.12	(2.01)	0.18	0.70
Less distributions:
From net investment income	(0.22)	(0.41)	(0.34)	(0.28)	(0.23)	(0.25)
From net realized gain on investments	—	—	—	(0.33)	(0.13)	—
Return of capital	—	—	—	(0.00)‡	—	—
Total distributions	(0.22)	(0.41)	(0.34)	(0.61)	(0.36)	(0.25)
Net asset value at end of period	$9.24	$9.20	$8.40	$8.62	$11.24	$11.42
Total investment return (b)	2.80%	14.58%	1.20%	(18.65)%	1.54%	6.40%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.57%††	4.51%	3.77%	2.65%	1.93%	2.11%
Net expenses (c)	1.09%††	1.12%	1.12%	1.04%	1.04%	1.05%
Expenses (before waiver/reimbursement) (c)	1.20%††	1.21%	1.18%	1.09%	1.04%	1.05%
Portfolio turnover rate	72%	101%	119%	98%(d)	111%(d)	123%
Net assets at end of period (in 000's)	$4,119	$4,234	$4,109	$4,663	$6,894	$7,558

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 96% and 108% for the years ended October 31, 2022 and 2021 respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.17	$8.38	$8.59	$11.21	$11.38	$10.93
Net investment income (loss)	0.17(a)	0.34(a)	0.27(a)	0.18(a)	0.13(a)	0.14
Net realized and unrealized gain (loss)	0.06	0.79	(0.21)	(2.27)	(0.03)	0.47
Total from investment operations	0.23	1.13	0.06	(2.09)	0.10	0.61
Less distributions:
From net investment income	(0.18)	(0.34)	(0.27)	(0.20)	(0.14)	(0.16)
From net realized gain on investments	—	—	—	(0.33)	(0.13)	—
Return of capital	—	—	—	(0.00)‡	—	—
Total distributions	(0.18)	(0.34)	(0.27)	(0.53)	(0.27)	(0.16)
Net asset value at end of period	$9.22	$9.17	$8.38	$8.59	$11.21	$11.38
Total investment return (b)	2.53%	13.63%	0.56%	(19.32)%	0.85%	5.64%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.81%††	3.76%	3.01%	1.83%	1.17%	1.35%
Net expenses (c)	1.85%††	1.87%	1.87%	1.79%	1.79%	1.80%
Expenses (before waiver/reimbursement) (c)	1.95%††	1.95%	1.93%	1.84%	1.79%	1.80%
Portfolio turnover rate	72%	101%	119%	98%(d)	111%(d)	123%
Net assets at end of period (in 000’s)	$2,281	$2,548	$3,348	$4,480	$10,449	$18,434

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 96% and 108% for the years ended October 31, 2022 and 2021 respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay Total Return Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.15	$8.35	$8.57	$11.18	$11.36	$10.91
Net investment income (loss)	0.24(a)	0.47(a)	0.39(a)	0.30(a)	0.27(a)	0.29
Net realized and unrealized gain (loss)	0.05	0.80	(0.21)	(2.25)	(0.04)	0.45
Total from investment operations	0.29	1.27	0.18	(1.95)	0.23	0.74
Less distributions:
From net investment income	(0.25)	(0.47)	(0.40)	(0.33)	(0.28)	(0.29)
From net realized gain on investments	—	—	—	(0.33)	(0.13)	—
Return of capital	—	—	—	(0.00)‡	—	—
Total distributions	(0.25)	(0.47)	(0.40)	(0.66)	(0.41)	(0.29)
Net asset value at end of period	$9.19	$9.15	$8.35	$8.57	$11.18	$11.36
Total investment return (b)	3.17%	15.43%	1.88%	(18.30)%	2.11%	6.91%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.24%††	5.19%	4.43%	3.01%	2.39%	2.56%
Net expenses (c)	0.42%††	0.45%	0.45%	0.53%	0.58%	0.60%
Expenses (before waiver/reimbursement) (c)	0.67%††	0.69%	0.65%	0.58%	0.58%	0.60%
Portfolio turnover rate	72%	101%	119%	98%(d)	111%(d)	123%
Net assets at end of period (in 000’s)	$123,877	$112,327	$61,667	$94,122	$720,466	$686,829

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 96% and 108% for the years ended October 31, 2022 and 2021 respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.14	$8.35	$8.57	$11.18	$11.35	$10.91
Net investment income (loss)	0.24(a)	0.47(a)	0.39(a)	0.31(a)	0.27(a)	0.28
Net realized and unrealized gain (loss)	0.05	0.79	(0.21)	(2.26)	(0.02)	0.46
Total from investment operations	0.29	1.26	0.18	(1.95)	0.25	0.74
Less distributions:
From net investment income	(0.25)	(0.47)	(0.40)	(0.33)	(0.29)	(0.30)
From net realized gain on investments	—	—	—	(0.33)	(0.13)	—
Return of capital	—	—	—	(0.00)‡	—	—
Total distributions	(0.25)	(0.47)	(0.40)	(0.66)	(0.42)	(0.30)
Net asset value at end of period	$9.18	$9.14	$8.35	$8.57	$11.18	$11.35
Total investment return (b)	3.17%	15.31%	1.89%	(18.20)%	2.16%	6.89%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.25%††	5.18%	4.44%	3.13%	2.43%	2.61%
Net expenses (c)	0.42%††	0.45%	0.45%	0.50%	0.53%	0.53%
Expenses (before waiver/reimbursement) (c)	0.50%††	0.54%	0.53%	0.54%	0.53%	0.53%
Portfolio turnover rate	72%	101%	119%	98%(d)	111%(d)	123%
Net assets at end of period (in 000’s)	$187,338	$189,818	$243,909	$272,227	$542,147	$716,703

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 96% and 108% for the years ended October 31, 2022 and 2021 respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay Total Return Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.20	$8.40	$8.62	$11.24	$11.41	$11.52**
Net investment income (loss)	0.21(a)	0.43(a)	0.34	0.24(a)	0.19(a)	0.03
Net realized and unrealized gain (loss)	0.05	0.80	(0.22)	(2.28)	(0.03)	(0.11)
Total from investment operations	0.26	1.23	0.12	(2.04)	0.16	(0.08)
Less distributions:
From net investment income	(0.22)	(0.43)	(0.34)	(0.25)	(0.20)	(0.03)
From net realized gain on investments	—	—	—	(0.33)	(0.13)	—
Return of capital	—	—	—	(0.00)‡	—	—
Total distributions	(0.22)	(0.43)	(0.34)	(0.58)	(0.33)	(0.03)
Net asset value at end of period (b)	$9.24	$9.20	$8.40	$8.62	$11.24	$11.41
Total investment return (b)	2.85%	14.75%	1.21%	(18.85)%	1.39%	(0.66)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.65%††	4.67%	3.79%	2.43%	1.69%	1.80%††
Net expenses (c)	1.01%††	0.97%	1.10%	1.28%	1.29%	1.26%††
Expenses (before waiver/reimbursement) (c)	1.09%††	1.06%	1.18%	1.33%	1.29%	1.26%††
Portfolio turnover rate	72%	101%	119%	98%(d)	111%(d)	123%
Net assets at end of period (in 000’s)	$38	$31	$21	$20	$25	$25

*	Unaudited.
^	Inception date.
**	Based on the net asset value of Investor Class as of August 31, 2020.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls was 96% and 108% for the years ended October 31, 2022 and 2021 respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Total Return Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Investor Class	February 28, 2008
Class C	January 2, 2004
Class I	January 2, 1991
Class R6	December 29, 2014
SIMPLE Class	August 31, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange")(usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation

28	NYLI MacKay Total Return Bond Fund

Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal
29

Notes to Financial Statements (Unaudited) (continued)
market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Trust's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of April 30, 2025, and can change at any time.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection

30	NYLI MacKay Total Return Bond Fund

with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively. Income from payment-in-kind securities is accreted daily based on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated
31

Notes to Financial Statements (Unaudited) (continued)
exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(I) Foreign Currency Forward Contracts. The Fund may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Fund is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Fund faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Fund. Leverage risk is the risk that a foreign currency forward contract can magnify the Fund's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Fund's assets. Moreover, there may be an imperfect correlation between the Fund's holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Fund's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(J) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between

32	NYLI MacKay Total Return Bond Fund

the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities—at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(K) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(L) Dollar Rolls. The Fund may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Fund generally transfers MBS where the MBS are "to be announced," therefore, the Fund accounts for these transactions as purchases and sales.
When accounted for as purchase and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Fund has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Fund at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(M) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(N) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures
33

Notes to Financial Statements (Unaudited) (continued)
designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(O) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(P) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio while minimizing the exposure to wider bid/ask spreads in traditional bonds. These derivatives are not accounted for as hedging instruments.
The Fund entered into foreign currency forward contracts to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates.
Fair value of derivative instruments as of April 30, 2025:
Asset Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$—	$622,169	$622,169
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	268,392	—	268,392
Total Fair Value	$268,392	$622,169	$890,561

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$—	$(191,538)	$(191,538)
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	(599,255)	—	(599,255)
Total Fair Value	$(599,255)	$(191,538)	$(790,793)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2025:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$(3,004,362)	$(3,004,362)
Forward Transactions	466,132	—	466,132
Total Net Realized Gain (Loss)	$466,132	$(3,004,362)	$(2,538,230)

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$—	$2,636,392	$2,636,392
Forward Contracts	(554,408)	—	(554,408)
Total Net Change in Unrealized Appreciation (Depreciation)	$(554,408)	$2,636,392	$2,081,984

Average Notional Amount	Total
Futures Contracts Long	$67,201,647
Futures Contracts Short	$(29,727,000)
Forward Contracts Long (a)	$5,806,632
Forward Contracts Short	$(9,932,233)

(a)	Positions were open for three months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the

34	NYLI MacKay Total Return Bond Fund

portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Effective February 28, 2025, pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.35% of the Fund’s average daily net assets. During the six-month period ended April 30, 2025, the effective management fee rate was 0.42% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
Prior to February 28, 2025, pursuant to the Management Agreement, the Fund paid the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.45% up to $1 billion; 0.44% from $1 billion to $3 billion; and 0.43% in excess of $3 billion.
Effective February 28, 2025, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily net assets: 0.88% for Class A shares and 0.35% for Class I shares. Prior to February 28, 2025, New York Life Investments had contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class I shares did not exceed 0.45% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to Investor Class shares, Class C shares and SIMPLE Class shares. New York Life Investments has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $742,015 and waived fees and/or reimbursed expenses in the amount of $243,587 and paid the Subadvisor fees in the amount of $249,214.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the SIMPLE Class Plan, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $7,200 and $185, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2025, of $1,350 and $12, respectively.
35

Notes to Financial Statements (Unaudited) (continued)
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$40,987	$—
Investor Class	9,396	(592)
Class C	5,788	(306)
Class I	95,247	—
Class R6	3,790	—
SIMPLE Class	16	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$946,950	0.8%
Class R6	31,610	0.0‡
SIMPLE Class	24,316	64.3

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$372,504,289	$5,790,289	$(11,913,657)	$(6,123,368)
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $65,837,541, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$23,043	$42,795
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$17,446,208
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds

36	NYLI MacKay Total Return Bond Fund

Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of U.S. government securities were $171,803 and $160,069, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $89,156 and $94,464, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	452,506	$4,135,899
Shares issued to shareholders in reinvestment of distributions	123,233	1,129,435
Shares redeemed	(672,314)	(6,138,780)
Net increase (decrease) in shares outstanding before conversion	(96,575)	(873,446)
Shares converted into Class A (See Note 1)	19,593	179,270
Shares converted from Class A (See Note 1)	(2,072)	(19,003)
Net increase (decrease)	(79,054)	$(713,179)
Year ended October 31, 2024:
Shares sold	865,800	$7,858,217
Shares issued to shareholders in reinvestment of distributions	241,832	2,189,294
Shares redeemed	(1,330,289)	(12,008,018)
Net increase (decrease) in shares outstanding before conversion	(222,657)	(1,960,507)
Shares converted into Class A (See Note 1)	92,174	836,443
Net increase (decrease)	(130,483)	$(1,124,064)

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	11,530	$106,072
Shares issued to shareholders in reinvestment of distributions	10,449	96,391
Shares redeemed	(33,596)	(308,733)
Net increase (decrease) in shares outstanding before conversion	(11,617)	(106,270)
Shares converted into Investor Class (See Note 1)	7,229	67,050
Shares converted from Investor Class (See Note 1)	(10,083)	(92,539)
Net increase (decrease)	(14,471)	$(131,759)
Year ended October 31, 2024:
Shares sold	22,670	$206,634
Shares issued to shareholders in reinvestment of distributions	21,378	194,688
Shares redeemed	(65,052)	(593,811)
Net increase (decrease) in shares outstanding before conversion	(21,004)	(192,489)
Shares converted into Investor Class (See Note 1)	23,605	213,829
Shares converted from Investor Class (See Note 1)	(31,597)	(291,965)
Net increase (decrease)	(28,996)	$(270,625)

37

Notes to Financial Statements (Unaudited) (continued)
Class B(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	2	$41
Shares issued to shareholders in reinvestment of distributions	448	4,023
Shares redeemed	(3,384)	(30,620)
Net increase (decrease) in shares outstanding before conversion	(2,934)	(26,556)
Shares converted from Class B (See Note 1)	(46,840)	(419,864)
Net increase (decrease)	(49,774)	$(446,420)

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	44,000	$402,271
Shares issued to shareholders in reinvestment of distributions	5,362	49,320
Shares redeemed	(62,929)	(575,245)
Net increase (decrease) in shares outstanding before conversion	(13,567)	(123,654)
Shares converted from Class C (See Note 1)	(16,622)	(153,415)
Net increase (decrease)	(30,189)	$(277,069)
Year ended October 31, 2024:
Shares sold	75,051	$689,984
Shares issued to shareholders in reinvestment of distributions	12,416	112,557
Shares redeemed	(175,339)	(1,593,885)
Net increase (decrease) in shares outstanding before conversion	(87,872)	(791,344)
Shares converted from Class C (See Note 1)	(34,163)	(311,770)
Net increase (decrease)	(122,035)	$(1,103,114)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	5,300,018	$48,362,796
Shares issued to shareholders in reinvestment of distributions	334,721	3,069,562
Shares redeemed	(4,433,700)	(40,342,461)
Net increase (decrease) in shares outstanding before conversion	1,201,039	11,089,897
Shares converted into Class I (See Note 1)	2,070	19,003
Shares converted from Class I (See Note 1)	(40)	(366)
Net increase (decrease)	1,203,069	$11,108,534
Year ended October 31, 2024:
Shares sold	7,072,262	$65,413,990
Shares issued to shareholders in reinvestment of distributions	428,444	3,891,625
Shares redeemed	(2,603,179)	(23,675,506)
Net increase (decrease)	4,897,527	$45,630,109

Class R1(b)	Shares	Amount
Year ended October 31, 2024:
Shares issued to shareholders in reinvestment of distributions	36	$326
Shares redeemed	(2,956)	(26,572)
Net increase (decrease)	(2,920)	$(26,246)

Class R2(b)	Shares	Amount
Year ended October 31, 2024:
Shares issued to shareholders in reinvestment of distributions	39	$350
Shares redeemed	(3,338)	(30,001)
Net increase (decrease)	(3,299)	$(29,651)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	4,048	$35,849
Shares issued to shareholders in reinvestment of distributions	179	1,603
Shares redeemed	(56,164)	(504,570)
Net increase (decrease) in shares outstanding before conversion	(51,937)	(467,118)
Shares converted from Class R3 (See Note 1)	(2,970)	(26,673)
Net increase (decrease)	(54,907)	$(493,791)

Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	1,285,781	$11,671,896
Shares issued to shareholders in reinvestment of distributions	561,220	5,143,722
Shares redeemed	(2,206,271)	(20,115,974)
Net increase (decrease)	(359,270)	$(3,300,356)
Year ended October 31, 2024:
Shares sold	1,435,492	$13,001,524
Shares issued to shareholders in reinvestment of distributions	1,202,427	10,868,085
Shares redeemed	(11,093,325)	(99,153,212)
Net increase (decrease)	(8,455,406)	$(75,283,603)

38	NYLI MacKay Total Return Bond Fund

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	658	$6,038
Shares issued to shareholders in reinvestment of distributions	93	854
Shares redeemed	(2)	(20)
Net increase (decrease)	749	$6,872
Year ended October 31, 2024:
Shares sold	747	$6,851
Shares issued to shareholders in reinvestment of distributions	135	1,230
Net increase (decrease)	882	$8,081

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
39

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
40

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

41

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
42

Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
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overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
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respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
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The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
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share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
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Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI Epoch Global Equity Yield Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 97.4%
Austria 0.7%
BAWAG Group AG (Banks) (a)	47,985	$ 5,259,948
Canada 4.3%
Manulife Financial Corp. (Insurance)	296,705	9,093,128
Nutrien Ltd. (Chemicals)	116,817	6,664,410
Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	125,892	8,107,445
Rogers Communications, Inc., Class B (Wireless Telecommunication Services)	148,623	3,874,590
Royal Bank of Canada (Banks)	34,177	4,102,182
		31,841,755
France 4.6%
AXA SA (Insurance) (b)	140,101	6,641,255
Cie Generale des Etablissements Michelin SCA (Automobile Components)	104,965	3,823,287
Orange SA (Diversified Telecommunication Services)	386,126	5,606,840
Sanofi SA (Pharmaceuticals)	82,570	9,055,372
TotalEnergies SE (Oil, Gas & Consumable Fuels)	64,027	3,630,928
Vinci SA (Construction & Engineering)	36,287	5,108,943
		33,866,625
Germany 4.3%
Allianz SE (Registered) (Insurance)	14,469	5,975,642
Deutsche Post AG (Air Freight & Logistics)	99,564	4,233,662
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	256,876	9,217,447
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance) (b)	9,016	6,142,592
Siemens AG (Registered) (Industrial Conglomerates)	26,995	6,189,996
		31,759,339
Hong Kong 0.6%
AIA Group Ltd. (Insurance)	641,600	4,847,350
Italy 0.8%
Snam SpA (Gas Utilities)	1,001,040	5,734,401
Japan 1.6%
Astellas Pharma, Inc. (Pharmaceuticals)	387,800	3,878,464
	Shares	Value

Japan (continued)
NHK Spring Co. Ltd. (Automobile Components)	364,100	$ 4,050,707
Toyota Motor Corp. (Automobiles)	222,500	4,258,788
		12,187,959
Norway 0.6%
Equinor ASA (Oil, Gas & Consumable Fuels)	187,001	4,273,291
Republic of Korea 1.3%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	6,053	5,899,911
SK Telecom Co. Ltd. (Wireless Telecommunication Services)	95,060	3,652,055
		9,551,966
Taiwan 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	68,343	11,392,095
United Kingdom 7.5%
AstraZeneca plc, Sponsored ADR (Pharmaceuticals)	104,492	7,501,481
BAE Systems plc (Aerospace & Defense)	317,182	7,290,365
Coca-Cola Europacific Partners plc (Beverages)	126,943	11,518,808
Imperial Brands plc (Tobacco)	218,970	8,971,116
Lloyds Banking Group plc (Banks)	4,527,297	4,428,873
Schroders plc (Capital Markets)	966,087	4,264,987
Segro plc (Industrial REITs)	453,929	4,123,099
Unilever plc (Personal Care Products)	116,116	7,369,772
		55,468,501
United States 69.6%
AbbVie, Inc. (Biotechnology)	77,236	15,068,744
American Electric Power Co., Inc. (Electric Utilities)	62,846	6,808,736
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	45,388	8,847,029
Apple, Inc. (Technology Hardware, Storage & Peripherals)	31,449	6,682,913
AT&T, Inc. (Diversified Telecommunication Services)	249,643	6,915,111
Bank of America Corp. (Banks)	195,489	7,796,101
Best Buy Co., Inc. (Specialty Retail)	59,309	3,955,317
BlackRock, Inc. (Capital Markets)	4,346	3,973,374

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
United States (continued)
Bristol-Myers Squibb Co. (Pharmaceuticals)	105,492	$ 5,295,698
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	87,536	16,848,054
Chevron Corp. (Oil, Gas & Consumable Fuels)	26,126	3,554,704
Cisco Systems, Inc. (Communications Equipment)	236,127	13,631,612
Coca-Cola Co. (The) (Beverages)	95,053	6,896,095
Columbia Banking System, Inc. (Banks)	187,746	4,209,265
Cummins, Inc. (Machinery)	27,936	8,208,714
CVS Health Corp. (Health Care Providers & Services)	124,115	8,279,712
Dell Technologies, Inc., Class C (Technology Hardware, Storage & Peripherals)	82,933	7,609,932
Duke Energy Corp. (Electric Utilities)	40,230	4,908,865
Eaton Corp. plc (Electrical Equipment)	15,973	4,701,972
Eli Lilly & Co. (Pharmaceuticals)	5,472	4,919,054
Emerson Electric Co. (Electrical Equipment)	63,835	6,709,697
Entergy Corp. (Electric Utilities)	104,310	8,675,463
Essential Utilities, Inc. (Water Utilities)	122,768	5,049,448
General Dynamics Corp. (Aerospace & Defense)	14,861	4,043,975
GSK plc (Pharmaceuticals)	300,137	5,928,116
Hasbro, Inc. (Leisure Products)	107,020	6,624,538
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	487,557	7,908,175
Home Depot, Inc. (The) (Specialty Retail)	15,780	5,688,532
Honeywell International, Inc. (Industrial Conglomerates)	19,840	4,176,320
International Business Machines Corp. (IT Services)	60,858	14,716,682
Iron Mountain, Inc. (Specialized REITs)	87,070	7,807,567
Johnson & Johnson (Pharmaceuticals)	34,675	5,420,049
JPMorgan Chase & Co. (Banks)	40,565	9,923,010
KLA Corp. (Semiconductors & Semiconductor Equipment)	11,071	7,779,481
Lazard, Inc. (Capital Markets)	133,926	5,209,721
Linde plc (Chemicals)	16,551	7,501,410
Lockheed Martin Corp. (Aerospace & Defense)	12,163	5,810,873
LyondellBasell Industries NV, Class A (Chemicals)	59,063	3,438,057
	Shares	Value

United States (continued)
McDonald's Corp. (Hotels, Restaurants & Leisure)	24,389	$ 7,795,944
Medtronic plc (Health Care Equipment & Supplies)	83,484	7,076,104
Merck & Co., Inc. (Pharmaceuticals)	55,069	4,691,879
Meta Platforms, Inc., Class A (Interactive Media & Services)	15,216	8,353,584
MetLife, Inc. (Insurance)	123,940	9,341,358
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	103,337	4,761,769
Microsoft Corp. (Software)	42,272	16,708,431
Mondelez International, Inc., Class A (Food Products)	113,277	7,717,562
MPLX LP (Oil, Gas & Consumable Fuels)	77,154	3,929,453
MSC Industrial Direct Co., Inc., Class A (Trading Companies & Distributors)	100,456	7,682,875
Nestle SA (Registered) (Food Products)	47,578	5,063,850
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	67,192	6,030,482
NextEra Energy, Inc. (Electric Utilities)	116,108	7,765,303
NiSource, Inc. (Multi-Utilities)	159,193	6,226,038
Novartis AG (Registered) (Pharmaceuticals)	85,952	9,730,464
Omnicom Group, Inc. (Media)	69,720	5,309,875
Paychex, Inc. (Professional Services)	42,450	6,245,244
PepsiCo, Inc. (Beverages)	36,078	4,891,455
Pfizer, Inc. (Pharmaceuticals)	161,532	3,942,996
Philip Morris International, Inc. (Tobacco)	78,414	13,437,023
Pinnacle West Capital Corp. (Electric Utilities)	47,875	4,556,743
PNC Financial Services Group, Inc. (The) (Banks)	24,110	3,874,236
Realty Income Corp. (Retail REITs)	78,307	4,530,843
Regions Financial Corp. (Banks)	182,997	3,734,969
Roche Holding AG (Pharmaceuticals)	14,574	4,754,186
RTX Corp. (Aerospace & Defense)	52,998	6,684,638
Salesforce, Inc. (Software)	37,918	10,188,946
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	49,941	7,993,057
Truist Financial Corp. (Banks)	100,295	3,845,310
U.S. Bancorp (Banks)	118,436	4,777,708
United Parcel Service, Inc., Class B (Air Freight & Logistics)	39,768	3,789,890
UnitedHealth Group, Inc. (Health Care Providers & Services)	7,832	3,222,398
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	23,442	3,263,126

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Epoch Global Equity Yield Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
Verizon Communications, Inc. (Diversified Telecommunication Services)	86,684	$ 3,819,297
VICI Properties, Inc. (Specialized REITs)	214,469	6,867,297
Walmart, Inc. (Consumer Staples Distribution & Retail)	109,469	10,645,860
WEC Energy Group, Inc. (Multi-Utilities)	55,513	6,079,784
Williams Cos., Inc. (The) (Oil, Gas & Consumable Fuels)	105,643	6,187,511
		517,039,604
Total Common Stocks (Cost $498,678,915)		723,222,834
Short-Term Investment 2.1%
Affiliated Investment Company 2.1%
United States 2.1%
NYLI U.S. Government Liquidity Fund, 4.167% (c)	15,472,918	15,472,918
Total Short-Term Investment (Cost $15,472,918)		15,472,918
Total Investments (Cost $514,151,833)	99.5%	738,695,752
Other Assets, Less Liabilities	0.5	3,832,154
Net Assets	100.0%	$ 742,527,906

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Current yield as of April 30, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,876	$ 58,959	$ (46,362)	$ —	$ —	$ 15,473	$ 182	$ —	15,473

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Austria	$ —	$ 5,259,948	$ —	$ 5,259,948
France	—	33,866,625	—	33,866,625
Germany	—	31,759,339	—	31,759,339
Hong Kong	—	4,847,350	—	4,847,350
Italy	—	5,734,401	—	5,734,401
Japan	—	12,187,959	—	12,187,959
Norway	—	4,273,291	—	4,273,291
Republic of Korea	—	9,551,966	—	9,551,966
United Kingdom	19,020,289	36,448,212	—	55,468,501
United States	491,562,988	25,476,616	—	517,039,604
All Other Countries	43,233,850	—	—	43,233,850
Total Common Stocks	553,817,127	169,405,707	—	723,222,834
Short-Term Investment
Affiliated Investment Company	15,472,918	—	—	15,472,918
Total Investments in Securities	$ 569,290,045	$ 169,405,707	$ —	$ 738,695,752

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Epoch Global Equity Yield Fund

The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent †^
Aerospace & Defense	$23,829,851	3.2%
Air Freight & Logistics	8,023,552	1.1
Automobile Components	7,873,994	1.1
Automobiles	4,258,788	0.6
Banks	51,951,602	7.0
Beverages	23,306,358	3.1
Biotechnology	15,068,744	2.0
Capital Markets	13,448,082	1.8
Chemicals	17,603,877	2.4
Communications Equipment	13,631,612	1.8
Construction & Engineering	5,108,943	0.7
Consumer Staples Distribution & Retail	10,645,860	1.4
Diversified Telecommunication Services	25,558,695	3.4
Electric Utilities	32,715,110	4.4
Electrical Equipment	11,411,669	1.5
Food Products	12,781,412	1.7
Gas Utilities	5,734,401	0.8
Health Care Equipment & Supplies	7,076,104	1.0
Health Care Providers & Services	11,502,110	1.5
Hotels, Restaurants & Leisure	19,166,515	2.6
Industrial Conglomerates	10,366,316	1.4
Industrial REITs	4,123,099	0.6
Insurance	42,041,325	5.7
Interactive Media & Services	8,353,584	1.1
IT Services	14,716,682	2.0
Leisure Products	6,624,538	0.9
Machinery	8,208,714	1.1
Media	5,309,875	0.7
Multi-Utilities	12,305,822	1.7
Oil, Gas & Consumable Fuels	21,575,887	2.9
Personal Care Products	7,369,772	1.0
Pharmaceuticals	65,117,759	8.8
Professional Services	6,245,244	0.8
Retail REITs	4,530,843	0.6
Semiconductors & Semiconductor Equipment	57,621,485	7.8
Software	26,897,377	3.6
Specialized REITs	14,674,864	2.0
Specialty Retail	9,643,849	1.3
Technology Hardware, Storage & Peripherals	34,131,413	4.6
Tobacco	22,408,139	3.0
Trading Companies & Distributors	7,682,875	1.0
Water Utilities	5,049,448	0.7
	Value	Percent †^
Wireless Telecommunication Services	$7,526,645	1.0%
	723,222,834	97.4
Short-Term Investment	15,472,918	2.1
Other Assets, Less Liabilities	3,832,154	0.5
Net Assets	$742,527,906	100.0%

†	Percentages indicated are based on Fund net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $498,678,915)	$723,222,834
Investment in affiliated investment companies, at value (identified cost $15,472,918)	15,472,918
Cash	2,282
Receivables:
Dividends	4,453,149
Fund shares sold	338,777
Securities lending	2,375
Other assets	72,534
Total assets	743,564,869
Liabilities
Payables:
Fund shares redeemed	407,878
Manager (See Note 3)	388,186
Transfer agent (See Note 3)	155,100
NYLIFE Distributors (See Note 3)	32,463
Professional fees	29,892
Custodian	12,591
Shareholder communication	7,055
Dividend payable	2,282
Accrued expenses	1,516
Total liabilities	1,036,963
Net assets	$742,527,906
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$33,118
Additional paid-in-capital	522,154,612
522,187,730
Total distributable earnings (loss)	220,340,176
Net assets	$742,527,906
Class A
Net assets applicable to outstanding shares	$129,862,048
Shares of beneficial interest outstanding	5,778,238
Net asset value per share outstanding	$22.47
Maximum sales charge (5.50% of offering price)	1.31
Maximum offering price per share outstanding	$23.78
Investor Class
Net assets applicable to outstanding shares	$7,931,284
Shares of beneficial interest outstanding	353,789
Net asset value per share outstanding	$22.42
Maximum sales charge (5.00% of offering price)	1.18
Maximum offering price per share outstanding	$23.60
Class C
Net assets applicable to outstanding shares	$6,285,274
Shares of beneficial interest outstanding	281,036
Net asset value and offering price per share outstanding	$22.36
Class I
Net assets applicable to outstanding shares	$595,921,123
Shares of beneficial interest outstanding	26,590,749
Net asset value and offering price per share outstanding	$22.41
Class R6
Net assets applicable to outstanding shares	$2,528,177
Shares of beneficial interest outstanding	114,538
Net asset value and offering price per share outstanding	$22.07

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Epoch Global Equity Yield Fund

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $422,028)	$11,776,499
Dividends-affiliated	181,508
Securities lending, net	26,414
Total income	11,984,421
Expenses
Manager (See Note 3)	2,600,787
Transfer agent (See Note 3)	474,025
Distribution/Service—Class A (See Note 3)	163,465
Distribution/Service—Investor Class (See Note 3)	10,055
Distribution/Service—Class C (See Note 3)	33,079
Professional fees	71,481
Registration	45,129
Custodian	33,151
Shareholder communication	13,703
Trustees	8,691
Miscellaneous	14,781
Total expenses before waiver/reimbursement	3,468,347
Expense waiver/reimbursement from Manager (See Note 3)	(138,801)
Net expenses	3,329,546
Net investment income (loss)	8,654,875
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	26,313,589
Foreign currency transactions	(33,666)
Net realized gain (loss)	26,279,923
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(25,156,054)
Translation of other assets and liabilities in foreign currencies	160,230
Net change in unrealized appreciation (depreciation)	(24,995,824)
Net realized and unrealized gain (loss)	1,284,099
Net increase (decrease) in net assets resulting from operations	$9,938,974
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$8,654,875	$19,057,535
Net realized gain (loss)	26,279,923	62,007,373
Net change in unrealized appreciation (depreciation)	(24,995,824)	125,594,959
Net increase (decrease) in net assets resulting from operations	9,938,974	206,659,867
Distributions to shareholders:
Class A	(10,428,733)	(3,160,179)
Investor Class	(637,058)	(198,785)
Class C	(510,073)	(138,965)
Class I	(48,477,869)	(16,817,056)
Class R2(a)	—	(512)
Class R3(a)	—	(1,418)
Class R6	(132,778)	(33,443)
Total distributions to shareholders	(60,186,511)	(20,350,358)
Capital share transactions:
Net proceeds from sales of shares	49,097,168	63,885,294
Net asset value of shares issued to shareholders in reinvestment of distributions	52,001,284	17,152,826
Cost of shares redeemed	(73,342,653)	(206,187,346)
Increase (decrease) in net assets derived from capital share transactions	27,755,799	(125,149,226)
Net increase (decrease) in net assets	(22,491,738)	61,160,283
Net Assets
Beginning of period	765,019,644	703,859,361
End of period	$742,527,906	$765,019,644

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Epoch Global Equity Yield Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$24.04	$18.75	$18.28	$20.18	$15.83	$18.75
Net investment income (loss) (a)	0.24	0.51	0.46	0.41	0.45	0.46
Net realized and unrealized gain (loss)	0.05	5.34	0.55	(1.87)	4.43	(2.59)
Total from investment operations	0.29	5.85	1.01	(1.46)	4.88	(2.13)
Less distributions:
From net investment income	(0.23)	(0.56)	(0.54)	(0.44)	(0.53)	(0.45)
From net realized gain on investments	(1.63)	—	—	—	—	(0.34)
Total distributions	(1.86)	(0.56)	(0.54)	(0.44)	(0.53)	(0.79)
Net asset value at end of period	$22.47	$24.04	$18.75	$18.28	$20.18	$15.83
Total investment return (b)	1.13%	31.42%	5.45%	(7.36)%	30.98%	(11.48)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.14%††	2.29%	2.36%	2.08%	2.32%	2.74%
Net expenses (c)	1.09%††	1.09%	1.09%(d)	1.09%	1.09%(e)	1.09%(e)
Expenses (before waiver/reimbursement) (c)	1.13%††	1.14%	1.16%(d)	1.16%	1.16%(e)	1.14%(e)
Portfolio turnover rate	12%	18%	30%	50%	27%	40%
Net assets at end of period (in 000’s)	$129,862	$135,338	$111,149	$120,648	$134,982	$103,166

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of 0.01%
(e)	Net of interest expense of less than 0.01%

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$23.99	$18.71	$18.24	$20.14	$15.80	$18.72
Net investment income (loss) (a)	0.23	0.50	0.45	0.39	0.44	0.46
Net realized and unrealized gain (loss)	0.05	5.32	0.54	(1.86)	4.42	(2.59)
Total from investment operations	0.28	5.82	0.99	(1.47)	4.86	(2.13)
Less distributions:
From net investment income	(0.22)	(0.54)	(0.52)	(0.43)	(0.52)	(0.45)
From net realized gain on investments	(1.63)	—	—	—	—	(0.34)
Total distributions	(1.85)	(0.54)	(0.52)	(0.43)	(0.52)	(0.79)
Net asset value at end of period	$22.42	$23.99	$18.71	$18.24	$20.14	$15.80
Total investment return (b)	1.10%	31.32%	5.39%	(7.42)%	30.91%	(11.53)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.06%††	2.25%	2.28%	2.02%	2.29%	2.70%
Net expenses (c)	1.16%††	1.17%	1.18%(d)	1.15%	1.15%(e)	1.13%(e)
Expenses (before waiver/reimbursement) (c)	1.17%††	1.18%	1.19%(d)	1.16%	1.16%(e)	1.13%(e)
Portfolio turnover rate	12%	18%	30%	50%	27%	40%
Net assets at end of period (in 000's)	$7,931	$8,075	$7,788	$7,976	$9,081	$7,897

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of 0.01%
(e)	Net of interest expense of less than 0.01%

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Epoch Global Equity Yield Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$23.94	$18.67	$18.19	$20.07	$15.73	$18.62
Net investment income (loss) (a)	0.16	0.35	0.32	0.26	0.30	0.34
Net realized and unrealized gain (loss)	0.05	5.30	0.53	(1.86)	4.40	(2.57)
Total from investment operations	0.21	5.65	0.85	(1.60)	4.70	(2.23)
Less distributions:
From net investment income	(0.16)	(0.38)	(0.37)	(0.28)	(0.36)	(0.32)
From net realized gain on investments	(1.63)	—	—	—	—	(0.34)
Total distributions	(1.79)	(0.38)	(0.37)	(0.28)	(0.36)	(0.66)
Net asset value at end of period	$22.36	$23.94	$18.67	$18.19	$20.07	$15.73
Total investment return (b)	0.77%	30.41%	4.67%	(8.07)%	30.00%	(12.14)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.38%††	1.61%	1.65%	1.34%	1.59%	2.00%
Net expenses (c)	1.84%††	1.84%	1.84%(d)	1.84%	1.84%(e)	1.84%(e)
Expenses (before waiver/reimbursement) (c)	1.92%††	1.93%	1.94%(d)	1.91%	1.91%(e)	1.88%(e)
Portfolio turnover rate	12%	18%	30%	50%	27%	40%
Net assets at end of period (in 000’s)	$6,285	$6,803	$9,215	$15,801	$27,874	$42,298

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of 0.01%
(e)	Net of interest expense of less than 0.01%

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$23.98	$18.71	$18.23	$20.13	$15.79	$18.72
Net investment income (loss) (a)	0.27	0.57	0.51	0.45	0.50	0.50
Net realized and unrealized gain (loss)	0.05	5.31	0.55	(1.86)	4.42	(2.59)
Total from investment operations	0.32	5.88	1.06	(1.41)	4.92	(2.09)
Less distributions:
From net investment income	(0.26)	(0.61)	(0.58)	(0.49)	(0.58)	(0.50)
From net realized gain on investments	(1.63)	—	—	—	—	(0.34)
Total distributions	(1.89)	(0.61)	(0.58)	(0.49)	(0.58)	(0.84)
Net asset value at end of period	$22.41	$23.98	$18.71	$18.23	$20.13	$15.79
Total investment return (b)	1.26%	31.70%	5.73%	(7.08)%	31.32%	(11.31)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.39%††	2.57%	2.59%	2.33%	2.59%	2.98%
Net expenses (c)	0.84%††	0.84%	0.84%(d)	0.84%	0.84%(e)	0.84%(e)
Expenses (before waiver/reimbursement) (c)	0.88%††	0.89%	0.91%(d)	0.91%	0.91%(e)	0.89%(e)
Portfolio turnover rate	12%	18%	30%	50%	27%	40%
Net assets at end of period (in 000’s)	$595,921	$613,380	$573,786	$910,693	$1,003,575	$1,106,793

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of 0.01%
(e)	Net of interest expense of less than 0.01%

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Epoch Global Equity Yield Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$23.65	$18.45	$18.00	$19.88	$15.60	$18.73
Net investment income (loss) (a)	0.29	0.56	0.55	0.44	0.54	0.54
Net realized and unrealized gain (loss)	0.03	5.27	0.51	(1.81)	4.34	(2.81)
Total from investment operations	0.32	5.83	1.06	(1.37)	4.88	(2.27)
Less distributions:
From net investment income	(0.27)	(0.63)	(0.61)	(0.51)	(0.60)	(0.52)
From net realized gain on investments	(1.63)	—	—	—	—	(0.34)
Total distributions	(1.90)	(0.63)	(0.61)	(0.51)	(0.60)	(0.86)
Net asset value at end of period	$22.07	$23.65	$18.45	$18.00	$19.88	$15.60
Total investment return (b)	1.29%	31.90%	5.82%	(7.02)%	31.45%	(12.32)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.62%††	2.57%	2.85%	2.33%	2.81%	3.18%
Net expenses (c)	0.74%††	0.74%	0.74%(d)	0.74%	0.74%(e)	0.74%(e)
Expenses (before waiver/reimbursement) (c)	0.75%††	0.75%	0.75%(d)	0.75%	0.75%(e)	0.76%(e)
Portfolio turnover rate	12%	18%	30%	50%	27%	40%
Net assets at end of period (in 000’s)	$2,528	$1,423	$995	$5,851	$769	$325

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of 0.01%
(e)	Net of interest expense of less than 0.01%
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Epoch Global Equity Yield Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	August 2, 2006
Investor Class	November 16, 2009
Class C	November 16, 2009
Class I	December 27, 2005
Class R6	June 17, 2013
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares under distribution plans pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek a high level of income. Capital appreciation is a secondary investment objective.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures
("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which

16	NYLI Epoch Global Equity Yield Fund

market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close
17

Notes to Financial Statements (Unaudited) (continued)
and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least

18	NYLI Epoch Global Equity Yield Fund

quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities—at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign
19

Notes to Financial Statements (Unaudited) (continued)
securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Epoch Investment Partners, Inc. (“Epoch” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Epoch, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.70% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.09%; Class C, 1.84%; Class I, 0.84%; and Class R6, 0.74%. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $2,600,787 and waived fees and/or reimbursed certain class specific expenses in the amount of $138,801 and paid the Subadvisor fees in the amount of $1,300,450.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the

20	NYLI Epoch Global Equity Yield Fund

average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $6,201 and $170, respectively.
During the six-month period ended April 30, 2025, the Fund was also advised that the Distributor did not retain any CDSCs on redemptions of any shares within the Fund.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$82,982	$—
Investor Class	7,023	—
Class C	5,777	—
Class I	378,210	—
Class R6	33	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$546,266,391	$208,214,998	$(15,785,637)	$192,429,361
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$20,350,358
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate
21

Notes to Financial Statements (Unaudited) (continued)
of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $87,899 and $124,781, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	268,912	$6,159,140
Shares issued to shareholders in reinvestment of distributions	381,249	8,731,576
Shares redeemed	(505,066)	(11,526,318)
Net increase (decrease) in shares outstanding before conversion	145,095	3,364,398
Shares converted into Class A (See Note 1)	6,813	154,581
Shares converted from Class A (See Note 1)	(3,182)	(73,162)
Net increase (decrease)	148,726	$3,445,817
Year ended October 31, 2024:
Shares sold	434,460	$9,767,810
Shares issued to shareholders in reinvestment of distributions	117,185	2,630,582
Shares redeemed	(906,768)	(19,925,452)
Net increase (decrease) in shares outstanding before conversion	(355,123)	(7,527,060)
Shares converted into Class A (See Note 1)	67,623	1,504,523
Shares converted from Class A (See Note 1)	(9,566)	(205,530)
Net increase (decrease)	(297,066)	$(6,228,067)

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	16,613	$388,948
Shares issued to shareholders in reinvestment of distributions	27,664	632,188
Shares redeemed	(21,121)	(481,370)
Net increase (decrease) in shares outstanding before conversion	23,156	539,766
Shares converted into Investor Class (See Note 1)	223	5,453
Shares converted from Investor Class (See Note 1)	(6,253)	(141,555)
Net increase (decrease)	17,126	$403,664
Year ended October 31, 2024:
Shares sold	68,577	$1,440,929
Shares issued to shareholders in reinvestment of distributions	8,827	197,277
Shares redeemed	(97,862)	(2,104,553)
Net increase (decrease) in shares outstanding before conversion	(20,458)	(466,347)
Shares converted into Investor Class (See Note 1)	2,954	65,327
Shares converted from Investor Class (See Note 1)	(62,027)	(1,372,475)
Net increase (decrease)	(79,531)	$(1,773,495)

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	37,041	$832,176
Shares issued to shareholders in reinvestment of distributions	19,553	446,191
Shares redeemed	(59,019)	(1,330,464)
Net increase (decrease) in shares outstanding before conversion	(2,425)	(52,097)
Shares converted from Class C (See Note 1)	(666)	(15,387)
Net increase (decrease)	(3,091)	$(67,484)
Year ended October 31, 2024:
Shares sold	30,784	$700,987
Shares issued to shareholders in reinvestment of distributions	5,569	124,265
Shares redeemed	(239,110)	(5,264,833)
Net increase (decrease) in shares outstanding before conversion	(202,757)	(4,439,581)
Shares converted from Class C (See Note 1)	(6,630)	(148,697)
Net increase (decrease)	(209,387)	$(4,588,278)

22	NYLI Epoch Global Equity Yield Fund

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	1,800,060	$40,471,756
Shares issued to shareholders in reinvestment of distributions	1,842,735	42,072,121
Shares redeemed	(2,635,449)	(59,877,236)
Net increase (decrease) in shares outstanding before conversion	1,007,346	22,666,641
Shares converted into Class I (See Note 1)	3,191	73,162
Shares converted from Class I (See Note 1)	(134)	(3,092)
Net increase (decrease)	1,010,403	$22,736,711
Year ended October 31, 2024:
Shares sold	2,306,237	$51,350,727
Shares issued to shareholders in reinvestment of distributions	634,405	14,169,978
Shares redeemed	(8,042,567)	(177,337,795)
Net increase (decrease) in shares outstanding before conversion	(5,101,925)	(111,817,090)
Shares converted into Class I (See Note 1)	9,589	205,530
Shares converted from Class I (See Note 1)	(2,094)	(48,678)
Net increase (decrease)	(5,094,430)	$(111,660,238)

Class R2(a)	Shares	Amount
Year ended October 31, 2024:
Shares issued to shareholders in reinvestment of distributions	25	$512
Shares redeemed	(10,976)	(236,761)
Net increase (decrease)	(10,951)	$(236,249)

Class R3(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	2,575	$51,699
Shares issued to shareholders in reinvestment of distributions	67	1,367
Shares redeemed	(41,091)	(878,664)
Net increase (decrease)	(38,449)	$(825,598)

Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	54,757	$1,245,148
Shares issued to shareholders in reinvestment of distributions	5,307	119,208
Shares redeemed	(5,705)	(127,265)
Net increase (decrease)	54,359	$1,237,091
Year ended October 31, 2024:
Shares sold	25,396	$573,142
Shares issued to shareholders in reinvestment of distributions	1,302	28,845
Shares redeemed	(20,420)	(439,288)
Net increase (decrease)	6,278	$162,699

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
24

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

25

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
26

Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
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overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
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respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
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The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
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share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
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Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI Epoch U.S. Equity Yield Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 97.7%
Aerospace & Defense 2.7%
General Dynamics Corp.	30,030	$ 8,171,763
Lockheed Martin Corp.	17,420	8,322,405
RTX Corp.	89,037	11,230,237
		27,724,405
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	59,283	5,649,670
Banks 10.6%
Bank of America Corp.	509,485	20,318,262
Columbia Banking System, Inc.	476,423	10,681,403
JPMorgan Chase & Co.	98,245	24,032,692
PNC Financial Services Group, Inc. (The)	52,389	8,418,388
Regions Financial Corp.	410,775	8,383,918
Truist Financial Corp.	200,202	7,675,745
U.S. Bancorp	357,969	14,440,469
Wells Fargo & Co.	187,567	13,319,133
		107,270,010
Beverages 2.6%
Coca-Cola Co. (The)	97,159	7,048,885
Coca-Cola Europacific Partners plc	142,147	12,898,419
PepsiCo, Inc.	48,572	6,585,392
		26,532,696
Biotechnology 3.4%
AbbVie, Inc.	118,491	23,117,594
Amgen, Inc.	18,614	5,415,185
Gilead Sciences, Inc.	52,698	5,614,445
		34,147,224
Capital Markets 2.8%
BlackRock, Inc.	13,805	12,621,359
CME Group, Inc.	31,642	8,767,365
Lazard, Inc.	181,714	7,068,675
		28,457,399
Chemicals 3.5%
Dow, Inc.	185,282	5,667,776
Linde plc	23,861	10,814,521
LyondellBasell Industries NV, Class A	88,395	5,145,473
Nutrien Ltd.	151,777	8,658,878
PPG Industries, Inc.	49,249	5,361,246
		35,647,894
Commercial Services & Supplies 0.9%
Republic Services, Inc.	35,354	8,865,016
	Shares	Value

Communications Equipment 1.3%
Cisco Systems, Inc.	226,832	$ 13,095,011
Consumer Staples Distribution & Retail 2.0%
Walmart, Inc.	212,222	20,638,589
Diversified Telecommunication Services 2.3%
AT&T, Inc.	397,227	11,003,188
Verizon Communications, Inc.	269,378	11,868,795
		22,871,983
Electric Utilities 6.4%
Alliant Energy Corp.	111,944	6,833,062
American Electric Power Co., Inc.	134,846	14,609,216
Duke Energy Corp.	58,981	7,196,861
Entergy Corp.	167,618	13,940,789
NextEra Energy, Inc.	160,696	10,747,348
OGE Energy Corp.	131,692	5,976,183
Pinnacle West Capital Corp.	57,909	5,511,779
		64,815,238
Electrical Equipment 3.4%
Eaton Corp. plc	45,364	13,353,801
Emerson Electric Co.	126,904	13,338,879
Hubbell, Inc.	20,725	7,526,906
		34,219,586
Food Products 0.7%
Mondelez International, Inc., Class A	111,148	7,572,513
Health Care Equipment & Supplies 1.6%
Medtronic plc	187,074	15,856,392
Health Care Providers & Services 2.7%
CVS Health Corp.	181,308	12,095,057
UnitedHealth Group, Inc.	36,306	14,937,740
		27,032,797
Hotels, Restaurants & Leisure 1.6%
McDonald's Corp.	34,357	10,982,215
Vail Resorts, Inc.	36,735	5,113,512
		16,095,727
Household Products 1.9%
Colgate-Palmolive Co.	71,699	6,609,931
Procter & Gamble Co. (The)	77,528	12,603,727
		19,213,658

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates 1.0%
Honeywell International, Inc.	49,043	$ 10,323,552
Industrial REITs 0.8%
Prologis, Inc.	75,429	7,708,844
Insurance 5.2%
Marsh & McLennan Cos., Inc.	57,754	13,021,794
MetLife, Inc.	315,154	23,753,157
Travelers Cos., Inc. (The)	61,074	16,131,476
		52,906,427
Interactive Media & Services 0.9%
Meta Platforms, Inc., Class A	16,880	9,267,120
IT Services 1.6%
International Business Machines Corp.	65,902	15,936,422
Leisure Products 1.0%
Hasbro, Inc.	158,675	9,821,983
Machinery 2.4%
Cummins, Inc.	65,696	19,304,113
Snap-on, Inc.	17,442	5,473,474
		24,777,587
Media 1.9%
Comcast Corp., Class A	340,542	11,646,536
Omnicom Group, Inc.	105,275	8,017,744
		19,664,280
Multi-Utilities 2.7%
Ameren Corp.	59,632	5,917,880
CMS Energy Corp.	93,742	6,904,098
NiSource, Inc.	176,485	6,902,328
WEC Energy Group, Inc.	68,392	7,490,292
		27,214,598
Oil, Gas & Consumable Fuels 4.8%
Chevron Corp.	113,836	15,488,526
Enterprise Products Partners LP	323,735	9,679,676
MPLX LP	193,739	9,867,127
TotalEnergies SE, Sponsored ADR	95,528	5,430,767
Williams Cos., Inc. (The)	140,568	8,233,068
		48,699,164
	Shares	Value

Pharmaceuticals 5.6%
Bristol-Myers Squibb Co.	123,236	$ 6,186,447
Eli Lilly & Co.	14,331	12,882,853
Johnson & Johnson	122,633	19,168,764
Merck & Co., Inc.	149,823	12,764,920
Pfizer, Inc.	223,503	5,455,708
		56,458,692
Professional Services 0.6%
Paychex, Inc.	39,265	5,776,667
Retail REITs 0.6%
Realty Income Corp.	98,102	5,676,182
Semiconductors & Semiconductor Equipment 5.0%
Analog Devices, Inc.	52,313	10,196,850
Broadcom, Inc.	93,889	18,070,816
KLA Corp.	13,928	9,787,066
Microchip Technology, Inc.	116,408	5,364,080
Texas Instruments, Inc.	45,375	7,262,269
		50,681,081
Software 2.7%
Microsoft Corp.	43,122	17,044,402
Salesforce, Inc.	38,100	10,237,851
		27,282,253
Specialized REITs 2.5%
American Tower Corp.	28,744	6,479,185
Iron Mountain, Inc.	103,989	9,324,694
VICI Properties, Inc.	310,723	9,949,350
		25,753,229
Specialty Retail 1.4%
Best Buy Co., Inc.	75,229	5,017,022
Home Depot, Inc. (The)	26,524	9,561,637
		14,578,659
Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc.	30,375	6,454,687
Dell Technologies, Inc., Class C	90,252	8,281,524
Hewlett Packard Enterprise Co.	346,109	5,613,888
NetApp, Inc.	83,422	7,487,124
		27,837,223
Tobacco 1.8%
Philip Morris International, Inc.	103,958	17,814,243
Trading Companies & Distributors 0.8%
MSC Industrial Direct Co., Inc., Class A	108,249	8,278,884

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Epoch U.S. Equity Yield Fund

	Shares	Value
Common Stocks (continued)
Water Utilities 0.6%
Essential Utilities, Inc.	141,018	$ 5,800,070
Total Common Stocks (Cost $680,762,632)		987,962,968
Short-Term Investment 2.1%
Affiliated Investment Company 2.1%
NYLI U.S. Government Liquidity Fund, 4.167% (a)	21,791,215	21,791,215
Total Short-Term Investment (Cost $21,791,215)		21,791,215
Total Investments (Cost $702,553,847)	99.8%	1,009,754,183
Other Assets, Less Liabilities	0.2	1,668,558
Net Assets	100.0%	$ 1,011,422,741

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Current yield as of April 30, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 28,354	$ 65,851	$ (72,414)	$ —	$ —	$ 21,791	$ 349	$ —	21,791
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 987,962,968	$ —	$ —	$ 987,962,968
Short-Term Investment
Affiliated Investment Company	21,791,215	—	—	21,791,215
Total Investments in Securities	$ 1,009,754,183	$ —	$ —	$ 1,009,754,183

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Epoch U.S. Equity Yield Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $680,762,632)	$987,962,968
Investment in affiliated investment companies, at value (identified cost $21,791,215)	21,791,215
Receivables:
Dividends	1,777,557
Fund shares sold	900,928
Securities lending	5,871
Other assets	87,877
Total assets	1,012,526,416
Liabilities
Payables:
Manager (See Note 3)	542,706
Fund shares redeemed	260,970
Transfer agent (See Note 3)	138,203
NYLIFE Distributors (See Note 3)	122,717
Professional fees	30,200
Custodian	6,335
Accrued expenses	2,544
Total liabilities	1,103,675
Net assets	$1,011,422,741
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$48,539
Additional paid-in-capital	680,300,666
680,349,205
Total distributable earnings (loss)	331,073,536
Net assets	$1,011,422,741
Class A
Net assets applicable to outstanding shares	$529,511,453
Shares of beneficial interest outstanding	25,535,907
Net asset value per share outstanding	$20.74
Maximum sales charge (5.50% of offering price)	1.21
Maximum offering price per share outstanding	$21.95
Investor Class
Net assets applicable to outstanding shares	$58,807,940
Shares of beneficial interest outstanding	2,851,642
Net asset value per share outstanding	$20.62
Maximum sales charge (5.00% of offering price)	1.09
Maximum offering price per share outstanding	$21.71
Class C
Net assets applicable to outstanding shares	$5,783,943
Shares of beneficial interest outstanding	291,072
Net asset value and offering price per share outstanding	$19.87
Class I
Net assets applicable to outstanding shares	$286,258,139
Shares of beneficial interest outstanding	13,623,137
Net asset value and offering price per share outstanding	$21.01
Class R6
Net assets applicable to outstanding shares	$130,860,416
Shares of beneficial interest outstanding	6,227,743
Net asset value and offering price per share outstanding	$21.01
SIMPLE Class
Net assets applicable to outstanding shares	$200,850
Shares of beneficial interest outstanding	9,729
Net asset value and offering price per share outstanding	$20.64

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $66,772)	$16,257,472
Dividends-affiliated	349,460
Securities lending, net	9,801
Total income	16,616,733
Expenses
Manager (See Note 3)	3,603,127
Distribution/Service—Class A (See Note 3)	683,782
Distribution/Service—Investor Class (See Note 3)	78,327
Distribution/Service—Class B (See Note 3)(a)	1,327
Distribution/Service—Class C (See Note 3)	32,709
Distribution/Service—SIMPLE Class (See Note 3)	486
Transfer agent (See Note 3)	418,660
Professional fees	66,474
Registration	53,341
Shareholder communication	25,144
Custodian	13,847
Trustees	12,138
Miscellaneous	20,509
Total expenses before waiver/reimbursement	5,009,871
Expense waiver/reimbursement from Manager (See Note 3)	(105,459)
Net expenses	4,904,412
Net investment income (loss)	11,712,321
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	30,759,340
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(64,957,675)
Net realized and unrealized gain (loss)	(34,198,335)
Net increase (decrease) in net assets resulting from operations	$(22,486,014)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Epoch U.S. Equity Yield Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$11,712,321	$21,446,290
Net realized gain (loss)	30,759,340	84,266,294
Net change in unrealized appreciation (depreciation)	(64,957,675)	179,561,527
Net increase (decrease) in net assets resulting from operations	(22,486,014)	285,274,111
Distributions to shareholders:
Class A	(48,320,889)	(25,143,738)
Investor Class	(5,529,738)	(3,482,463)
Class B(a)	(56,216)	(112,271)
Class C	(589,993)	(365,837)
Class I	(26,191,563)	(15,031,749)
Class R1(b)	—	(25,662)
Class R2(b)	—	(49,823)
Class R3(b)	—	(99,851)
Class R6	(12,162,432)	(6,740,356)
SIMPLE Class	(17,488)	(5,918)
Total distributions to shareholders	(92,868,319)	(51,057,668)
Capital share transactions:
Net proceeds from sales of shares	41,158,132	63,780,477
Net asset value of shares issued to shareholders in reinvestment of distributions	91,750,957	50,367,763
Cost of shares redeemed	(82,398,308)	(171,761,014)
Increase (decrease) in net assets derived from capital share transactions	50,510,781	(57,612,774)
Net increase (decrease) in net assets	(64,843,552)	176,603,669
Net Assets
Beginning of period	1,076,266,293	899,662,624
End of period	$1,011,422,741	$1,076,266,293

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$23.17	$18.28	$18.78	$19.70	$14.96	$17.07
Net investment income (loss) (a)	0.23	0.43	0.42	0.39	0.32	0.36
Net realized and unrealized gain (loss)	(0.66)	5.51	(0.23)	(0.95)	4.78	(1.83)
Total from investment operations	(0.43)	5.94	0.19	(0.56)	5.10	(1.47)
Less distributions:
From net investment income	(0.29)	(0.43)	(0.40)	(0.36)	(0.36)	(0.34)
From net realized gain on investments	(1.71)	(0.62)	(0.29)	—	—	(0.30)
Total distributions	(2.00)	(1.05)	(0.69)	(0.36)	(0.36)	(0.64)
Net asset value at end of period	$20.74	$23.17	$18.28	$18.78	$19.70	$14.96
Total investment return (b)	(2.32)%	33.57%	0.87%	(2.85)%	34.30%	(8.77)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.13%††	2.03%	2.22%	2.00%	1.76%	2.31%
Net expenses (c)	1.04%††	1.05%(d)	1.06%	1.05%	1.07%	1.08%(e)
Expenses (before waiver/reimbursement) (c)	1.04%††	1.05%	1.06%	1.05%	1.07%	1.09%
Portfolio turnover rate	10%	13%	19%	25%	16%	29%
Net assets at end of period (in 000’s)	$529,511	$560,941	$442,341	$483,936	$508,888	$379,695

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Epoch U.S. Equity Yield Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$23.05	$18.19	$18.69	$19.61	$14.89	$16.99
Net investment income (loss) (a)	0.20	0.37	0.37	0.34	0.28	0.32
Net realized and unrealized gain (loss)	(0.66)	5.48	(0.23)	(0.95)	4.75	(1.82)
Total from investment operations	(0.46)	5.85	0.14	(0.61)	5.03	(1.50)
Less distributions:
From net investment income	(0.26)	(0.37)	(0.35)	(0.31)	(0.31)	(0.30)
From net realized gain on investments	(1.71)	(0.62)	(0.29)	—	—	(0.30)
Total distributions	(1.97)	(0.99)	(0.64)	(0.31)	(0.31)	(0.60)
Net asset value at end of period	$20.62	$23.05	$18.19	$18.69	$19.61	$14.89
Total investment return (b)	(2.47)%	33.18%	0.60%	(3.12)%	33.96%	(8.99)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.85%††	1.79%	1.95%	1.75%	1.53%	2.07%
Net expenses (c)	1.33%††	1.32%	1.33%	1.30%	1.33%	1.33%(d)
Expenses (before waiver/reimbursement) (c)	1.37%††	1.38%	1.39%	1.30%	1.39%	1.38%
Portfolio turnover rate	10%	13%	19%	25%	16%	29%
Net assets at end of period (in 000's)	$58,808	$64,821	$67,157	$73,132	$86,155	$81,365

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$22.27	$17.61	$18.11	$19.00	$14.43	$16.47
Net investment income (loss) (a)	0.12	0.21	0.22	0.19	0.14	0.20
Net realized and unrealized gain (loss)	(0.64)	5.29	(0.23)	(0.92)	4.60	(1.76)
Total from investment operations	(0.52)	5.50	(0.01)	(0.73)	4.74	(1.56)
Less distributions:
From net investment income	(0.17)	(0.22)	(0.20)	(0.16)	(0.17)	(0.18)
From net realized gain on investments	(1.71)	(0.62)	(0.29)	—	—	(0.30)
Total distributions	(1.88)	(0.84)	(0.49)	(0.16)	(0.17)	(0.48)
Net asset value at end of period	$19.87	$22.27	$17.61	$18.11	$19.00	$14.43
Total investment return (b)	(2.82)%	32.18%	(0.16)%	(3.82)%	32.98%	(9.66)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.11%††	1.05%	1.22%	1.00%	0.81%	1.35%
Net expenses (c)	2.07%††	2.08%	2.08%	2.06%	2.08%	2.08%(d)
Expenses (before waiver/reimbursement) (c)	2.12%††	2.13%	2.14%	2.06%	2.14%	2.13%
Portfolio turnover rate	10%	13%	19%	25%	16%	29%
Net assets at end of period (in 000’s)	$5,784	$7,107	$7,954	$10,961	$14,435	$17,920

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Epoch U.S. Equity Yield Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$23.45	$18.49	$18.99	$19.91	$15.11	$17.24
Net investment income (loss) (a)	0.27	0.50	0.49	0.45	0.39	0.41
Net realized and unrealized gain (loss)	(0.67)	5.58	(0.24)	(0.95)	4.82	(1.85)
Total from investment operations	(0.40)	6.08	0.25	(0.50)	5.21	(1.44)
Less distributions:
From net investment income	(0.33)	(0.50)	(0.46)	(0.42)	(0.41)	(0.39)
From net realized gain on investments	(1.71)	(0.62)	(0.29)	—	—	(0.30)
Total distributions	(2.04)	(1.12)	(0.75)	(0.42)	(0.41)	(0.69)
Net asset value at end of period	$21.01	$23.45	$18.49	$18.99	$19.91	$15.11
Total investment return (b)	(2.19)%	33.98%	1.18%	(2.50)%	34.78%	(8.50)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.44%††	2.36%	2.56%	2.32%	2.10%	2.63%
Net expenses (c)	0.73%††	0.73%	0.73%	0.73%	0.73%	0.76%(d)
Expenses (before waiver/reimbursement) (c)	0.79%††	0.80%	0.81%	0.80%	0.82%	0.84%
Portfolio turnover rate	10%	13%	19%	25%	16%	29%
Net assets at end of period (in 000’s)	$286,258	$303,649	$262,299	$351,106	$357,565	$269,100

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$23.45	$18.49	$18.99	$19.92	$15.12	$17.25
Net investment income (loss) (a)	0.27	0.50	0.49	0.46	0.39	0.42
Net realized and unrealized gain (loss)	(0.67)	5.58	(0.24)	(0.97)	4.83	(1.86)
Total from investment operations	(0.40)	6.08	0.25	(0.51)	5.22	(1.44)
Less distributions:
From net investment income	(0.33)	(0.50)	(0.46)	(0.42)	(0.42)	(0.39)
From net realized gain on investments	(1.71)	(0.62)	(0.29)	—	—	(0.30)
Total distributions	(2.04)	(1.12)	(0.75)	(0.42)	(0.42)	(0.69)
Net asset value at end of period	$21.01	$23.45	$18.49	$18.99	$19.92	$15.12
Total investment return (b)	(2.19)%	33.98%	1.19%	(2.54)%	34.78%	(8.46)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.44%††	2.36%	2.56%	2.32%	2.11%	2.68%
Net expenses (c)	0.73%††	0.73%	0.73%(d)	0.73%	0.73%	0.73%(e)
Expenses (before waiver/reimbursement) (c)	0.73%††	0.74%	0.73%	0.73%	0.73%	0.74%
Portfolio turnover rate	10%	13%	19%	25%	16%	29%
Net assets at end of period (in 000’s)	$130,860	$138,833	$112,773	$135,192	$143,436	$107,887

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Epoch U.S. Equity Yield Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$23.07	$18.22	$18.74	$19.65	$14.89	$15.57**
Net investment income (loss) (a)	0.20	0.36	0.36	0.28	0.22	0.03
Net realized and unrealized gain (loss)	(0.66)	5.49	(0.24)	(0.93)	4.76	(0.68)
Total from investment operations	(0.46)	5.85	0.12	(0.65)	4.98	(0.65)
Less distributions:
From net investment income	(0.26)	(0.38)	(0.35)	(0.26)	(0.22)	(0.03)
From net realized gain on investments	(1.71)	(0.62)	(0.29)	—	—	—
Total distributions	(1.97)	(1.00)	(0.64)	(0.26)	(0.22)	(0.03)
Net asset value at end of period	$20.64	$23.07	$18.22	$18.74	$19.65	$14.89
Total investment return (b)	(2.45)%	33.16%	0.55%	(3.34)%	33.61%	(4.16)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.87%††	1.71%	1.88%	1.48%	1.20%	0.98%††
Net expenses (c)	1.30%††	1.32%(d)	1.38%	1.55%	1.58%	1.57%††(e)
Expenses (before waiver/reimbursement) (c)	1.30%††	1.32%	1.38%	1.55%	1.65%	1.63%††
Portfolio turnover rate	10%	13%	19%	25%	16%	29%
Net assets at end of period (in 000’s)	$201	$200	$93	$77	$43	$24

*	Unaudited.
^	Inception date.
**	Based on the net asset value of Investor Class as of August 31, 2020.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	Net of interest expense of less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Epoch U.S. Equity Yield Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	February 3, 2009
Investor Class	November 16, 2009
Class C	November 16, 2009
Class I	December 3, 2008
Class R6	May 8, 2017
SIMPLE Class	August 31, 2020
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge and a 1.00% CDSC may be imposed on redemptions made within one year of the date of purchase of Class C shares. Class I, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that Class C shares are subject to higher distribution and/or service fees than Class A, Investor
Class and SIMPLE Class shares under distribution plans pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income and capital appreciation.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as

16	NYLI Epoch U.S. Equity Yield Fund

appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for
17

Notes to Financial Statements (Unaudited) (continued)
which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

18	NYLI Epoch U.S. Equity Yield Fund

(G) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Epoch Investment Partners, Inc. (“Epoch” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Epoch, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.70% up to $500 million; 0.68% from $500 million to $1 billion; 0.66% from $1 billion to $2 billion; and 0.65% in excess of $2 billion. During the six-month period ended April 30, 2025, the effective management fee rate was 0.69% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class I do not exceed 0.73%. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $3,603,127 and waived fees and/or reimbursed certain class specific expenses in the amount of $105,459 and paid the Subadvisor in the amount of $1,756,717.
19

Notes to Financial Statements (Unaudited) (continued)
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Distributor receives a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the SIMPLE Class shares Plans, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $35,009 and $2,023, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2025, of $1,857 and $116, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service
Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$181,424	$—
Investor Class	123,759	(14,098)
Class B*	512	(76)
Class C	12,918	(1,469)
Class I	97,232	—
Class R6	2,738	—
SIMPLE Class	77	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
SIMPLE Class	$40,416	20.1%

20	NYLI Epoch U.S. Equity Yield Fund

Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$711,552,066	$319,931,908	$(21,729,791)	$298,202,117
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$21,364,026
Long-Term Capital Gains	29,693,642
Total	$51,057,668
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit
Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $107,929 and $132,587, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	893,968	$19,296,228
Shares issued to shareholders in reinvestment of distributions	2,152,786	47,483,370
Shares redeemed	(1,858,065)	(40,421,198)
Net increase (decrease) in shares outstanding before conversion	1,188,689	26,358,400
Shares converted into Class A (See Note 1)	135,677	2,907,773
Shares converted from Class A (See Note 1)	(2,021)	(42,548)
Net increase (decrease)	1,322,345	$29,223,625
Year ended October 31, 2024:
Shares sold	960,180	$20,317,404
Shares issued to shareholders in reinvestment of distributions	1,247,685	24,643,607
Shares redeemed	(3,114,689)	(64,901,089)
Net increase (decrease) in shares outstanding before conversion	(906,824)	(19,940,078)
Shares converted into Class A (See Note 1)	932,276	19,932,677
Shares converted from Class A (See Note 1)	(10,685)	(222,367)
Net increase (decrease)	14,767	$(229,768)

21

Notes to Financial Statements (Unaudited) (continued)
Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	24,415	$524,619
Shares issued to shareholders in reinvestment of distributions	250,946	5,509,127
Shares redeemed	(146,288)	(3,138,922)
Net increase (decrease) in shares outstanding before conversion	129,073	2,894,824
Shares converted into Investor Class (See Note 1)	8,196	185,767
Shares converted from Investor Class (See Note 1)	(97,733)	(2,079,911)
Net increase (decrease)	39,536	$1,000,680
Year ended October 31, 2024:
Shares sold	54,675	$1,135,493
Shares issued to shareholders in reinvestment of distributions	178,223	3,468,156
Shares redeemed	(299,193)	(6,216,519)
Net increase (decrease) in shares outstanding before conversion	(66,295)	(1,612,870)
Shares converted into Investor Class (See Note 1)	30,860	646,663
Shares converted from Investor Class (See Note 1)	(844,571)	(17,979,483)
Net increase (decrease)	(880,006)	$(18,945,690)

Class B	Shares	Amount
Six-month period ended April 30, 2025: (a)
Shares issued to shareholders in reinvestment of distributions	2,652	$56,195
Shares redeemed	(1,443)	(30,008)
Net increase (decrease) in shares outstanding before conversion	1,209	26,187
Shares converted from Class B (See Note 1)	(33,330)	(694,020)
Net increase (decrease)	(32,121)	$(667,833)
Year ended October 31, 2024:
Shares sold	691	$14,009
Shares issued to shareholders in reinvestment of distributions	6,028	111,391
Shares redeemed	(14,768)	(293,622)
Net increase (decrease) in shares outstanding before conversion	(8,049)	(168,222)
Shares converted into Class B (See Note 1)	22	500
Shares converted from Class B (See Note 1)	(110,579)	(2,242,882)
Net increase (decrease)	(118,606)	$(2,410,604)

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	17,949	$371,843
Shares issued to shareholders in reinvestment of distributions	27,823	589,589
Shares redeemed	(58,491)	(1,211,682)
Net increase (decrease) in shares outstanding before conversion	(12,719)	(250,250)
Shares converted from Class C (See Note 1)	(15,291)	(319,127)
Net increase (decrease)	(28,010)	$(569,377)
Year ended October 31, 2024:
Shares sold	15,588	$304,791
Shares issued to shareholders in reinvestment of distributions	19,600	364,911
Shares redeemed	(145,907)	(2,947,349)
Net increase (decrease) in shares outstanding before conversion	(110,719)	(2,277,647)
Shares converted from Class C (See Note 1)	(21,830)	(445,073)
Net increase (decrease)	(132,549)	$(2,722,720)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	815,128	$17,375,370
Shares issued to shareholders in reinvestment of distributions	1,161,455	25,936,607
Shares redeemed	(1,304,396)	(28,880,454)
Net increase (decrease) in shares outstanding before conversion	672,187	14,431,523
Shares converted into Class I (See Note 1)	1,994	42,548
Shares converted from Class I (See Note 1)	(22)	(482)
Net increase (decrease)	674,159	$14,473,589
Year ended October 31, 2024:
Shares sold	1,229,393	$27,130,867
Shares issued to shareholders in reinvestment of distributions	742,549	14,863,699
Shares redeemed	(3,223,422)	(67,071,034)
Net increase (decrease) in shares outstanding before conversion	(1,251,480)	(25,076,468)
Shares converted into Class I (See Note 1)	14,804	312,816
Shares converted from Class I (See Note 1)	(137)	(2,851)
Net increase (decrease)	(1,236,813)	$(24,766,503)

Class R1(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	159	$3,096
Shares issued to shareholders in reinvestment of distributions	1,335	25,662
Shares redeemed	(40,527)	(798,431)
Net increase (decrease)	(39,033)	$(769,673)

22	NYLI Epoch U.S. Equity Yield Fund

Class R2(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	772	$14,882
Shares issued to shareholders in reinvestment of distributions	2,468	46,944
Shares redeemed	(68,898)	(1,376,344)
Net increase (decrease)	(65,658)	$(1,314,518)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	2,781	$54,066
Shares issued to shareholders in reinvestment of distributions	5,101	97,119
Shares redeemed	(143,027)	(2,852,546)
Net increase (decrease)	(135,145)	$(2,701,361)

Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	160,806	$3,548,485
Shares issued to shareholders in reinvestment of distributions	544,488	12,159,174
Shares redeemed	(397,995)	(8,680,102)
Net increase (decrease)	307,299	$7,027,557
Year ended October 31, 2024:
Shares sold	681,102	$14,721,854
Shares issued to shareholders in reinvestment of distributions	336,479	6,740,356
Shares redeemed	(1,196,122)	(25,287,057)
Net increase (decrease)	(178,541)	$(3,824,847)

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	1,937	$41,587
Shares issued to shareholders in reinvestment of distributions	769	16,895
Shares redeemed	(1,661)	(35,942)
Net increase (decrease)	1,045	$22,540
Year ended October 31, 2024:
Shares sold	4,148	$84,015
Shares issued to shareholders in reinvestment of distributions	298	5,918
Shares redeemed	(865)	(17,023)
Net increase (decrease)	3,581	$72,910

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
24

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

25

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
26

Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
27

representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
28

overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
29

respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
30

The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
31

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
32

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
33

NYLI Candriam Emerging Markets Equity Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 96.0%
Argentina 0.4%
Banco BBVA Argentina SA, ADR (Banks) (a)	20,000	$ 404,200
Brazil 6.8%
BB Seguridade Participacoes SA (Insurance)	80,000	602,909
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	48,900	981,334
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household Durables)	32,000	139,781
Embraer SA (Aerospace & Defense) (a)	20,000	228,787
Equatorial Energia SA (Electric Utilities)	169,000	1,096,163
Inter & Co., Inc., Class A (Banks)	112,000	741,440
MercadoLibre, Inc. (Broadline Retail) (a)	280	652,638
Rede D'Or Sao Luiz SA (Health Care Providers & Services) (b)	135,000	761,689
Smartfit Escola de Ginastica e Danca SA (Hotels, Restaurants & Leisure) (a)	100,000	430,826
Suzano SA (Paper & Forest Products)	36,000	317,680
TOTVS SA (Software)	131,000	868,386
		6,821,633
Chile 0.3%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR (Chemicals)	7,500	256,500
China 28.4%
Akeso, Inc. (Biotechnology) (a)(b)	14,000	156,114
Alibaba Group Holding Ltd. (Broadline Retail)	234,000	3,511,583
APT Medical, Inc., Class A (Health Care Equipment & Supplies)	13,600	778,858
Baidu, Inc., Class A (Interactive Media & Services) (a)	54,000	597,341
Bank of Hangzhou Co. Ltd., Class A (Banks)	200,996	407,431
Bank of Jiangsu Co. Ltd., Class A (Banks)	279,960	392,256
BeiGene Ltd. (Biotechnology) (a)	17,000	341,873
Bilibili, Inc., Class Z (Interactive Media & Services) (a)	12,000	211,801
BYD Co. Ltd., Class H (Automobiles)	29,000	1,398,124
China Hongqiao Group Ltd. (Metals & Mining)	272,000	493,132
China Merchants Bank Co. Ltd., Class H (Banks)	212,000	1,166,671
Chongqing Rural Commercial Bank Co. Ltd., Class H (Banks)	1,282,000	987,847
	Shares	Value

China (continued)
CMOC Group Ltd., Class H (Metals & Mining)	420,000	$ 330,816
DaShenLin Pharmaceutical Group Co. Ltd., Class A (Consumer Staples Distribution & Retail)	154,600	403,009
Eastroc Beverage Group Co. Ltd., Class A (Beverages)	30,907	1,217,472
Giant Biogene Holding Co. Ltd. (Personal Care Products) (b)	80,000	831,301
JD.com, Inc., Class A (Broadline Retail)	20,000	328,333
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	80,000	93,555
Meituan (Hotels, Restaurants & Leisure) (a)(b)	41,000	685,772
NAURA Technology Group Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	15,100	939,873
NetEase, Inc. (Entertainment)	36,000	773,824
PDD Holdings, Inc., ADR (Broadline Retail) (a)	5,700	601,749
PICC Property & Casualty Co. Ltd., Class H (Insurance)	360,000	667,545
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	88,000	532,884
Pop Mart International Group Ltd. (Specialty Retail) (b)	42,000	1,056,329
Qifu Technology, Inc., ADR (Consumer Finance)	4,400	180,532
Shanjin International Gold Co. Ltd., Class A (Metals & Mining)	339,940	955,010
Shenzhen Inovance Technology Co. Ltd., Class A (Machinery)	44,000	434,214
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	36,000	306,311
Tencent Holdings Ltd. (Interactive Media & Services)	87,600	5,435,911
Will Semiconductor Co. Ltd. Shanghai, Class A (Semiconductors & Semiconductor Equipment)	13,000	237,251
Xiaomi Corp., Class B (Technology Hardware, Storage & Peripherals) (a)(b)	272,000	1,763,711
XPeng, Inc., Class A (Automobiles) (a)	24,000	224,064
		28,442,497
Greece 0.6%
Alpha Services and Holdings SA (Banks)	240,000	585,940

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Hungary 0.9%
OTP Bank Nyrt. (Banks)	12,000	$ 888,450
India 19.5%
360 ONE WAM Ltd. (Capital Markets)	12,000	140,139
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	14,000	1,156,678
Bajaj Finance Ltd. (Consumer Finance)	17,000	1,738,493
Bharti Airtel Ltd. (Wireless Telecommunication Services)	90,000	1,987,493
Coforge Ltd. (IT Services)	2,000	173,238
Divi's Laboratories Ltd. (Life Sciences Tools & Services)	13,200	953,252
Dixon Technologies India Ltd. (Household Durables)	5,000	974,609
Eicher Motors Ltd. (Automobiles)	10,700	705,291
GE Vernova T&D India Ltd. (Electrical Equipment)	12,000	222,746
HDFC Bank Ltd. (Banks)	103,700	2,363,905
ICICI Bank Ltd. (Banks)	125,000	2,102,392
Indian Hotels Co. Ltd. (The) (Hotels, Restaurants & Leisure)	112,000	1,047,337
Infosys Ltd. (IT Services)	28,000	497,838
InterGlobe Aviation Ltd. (Passenger Airlines) (a)(b)	13,600	845,979
Max Healthcare Institute Ltd. (Health Care Providers & Services)	75,500	975,655
Muthoot Finance Ltd. (Consumer Finance)	12,200	313,740
Navin Fluorine International Ltd. (Chemicals)	8,000	428,944
PB Fintech Ltd. (Insurance) (a)	12,000	230,990
Persistent Systems Ltd. (IT Services)	4,900	309,156
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	78,000	1,298,363
Torrent Pharmaceuticals Ltd. (Pharmaceuticals)	27,800	1,093,629
		19,559,867
Mexico 3.0%
Alsea SAB de CV (Hotels, Restaurants & Leisure)	40,000	90,482
Coca-Cola Femsa SAB de CV (Beverages)	109,000	1,026,664
Gentera SAB de CV (Consumer Finance)	721,000	1,258,868
Industrias Penoles SAB de CV (Metals & Mining) (a)	29,000	578,344
		2,954,358
	Shares	Value

Nigeria 0.8%
Airtel Africa plc (Wireless Telecommunication Services) (b)	350,000	$ 802,414
Peru 1.4%
Cia de Minas Buenaventura SAA, ADR (Metals & Mining)	40,000	566,400
Credicorp Ltd. (Banks)	4,000	808,760
		1,375,160
Poland 2.3%
Dino Polska SA (Consumer Staples Distribution & Retail) (a)(b)	9,000	1,260,907
Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	10,700	207,142
Powszechny Zaklad Ubezpieczen SA (Insurance)	56,000	873,928
		2,341,977
Republic of Korea 9.7%
Alteogen, Inc. (Biotechnology) (a)	3,000	741,911
Classys, Inc. (Health Care Equipment & Supplies)	23,700	1,074,408
Cosmax, Inc. (Personal Care Products)	8,200	996,369
Meritz Financial Group, Inc. (Financial Services)	15,000	1,311,490
NAVER Corp. (Interactive Media & Services)	3,300	465,985
Samsung Biologics Co. Ltd. (Life Sciences Tools & Services) (a)(b)	820	606,453
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	48,600	1,904,558
Samsung Heavy Industries Co. Ltd. (Machinery) (a)	132,000	1,354,620
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	7,700	967,555
SK Telecom Co. Ltd. (Wireless Telecommunication Services)	8,000	307,347
		9,730,696
Russia 0.0% ‡
Magnit PJSC (Consumer Staples Distribution & Retail) (c)(d)	6,769	—
Saudi Arabia 2.8%
Al Rajhi Bank (Banks)	64,000	1,673,075
Dr. Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	4,000	305,760
Elm Co. (IT Services)	1,200	333,187

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Candriam Emerging Markets Equity Fund

	Shares	Value
Common Stocks (continued)
Saudi Arabia (continued)
United Electronics Co. (Specialty Retail)	20,000	$ 501,531
		2,813,553
Singapore 0.3%
Sea Ltd., ADR (Entertainment) (a)	2,400	321,720
South Africa 3.1%
Gold Fields Ltd. (Metals & Mining)	51,700	1,167,849
MTN Group Ltd. (Wireless Telecommunication Services)	76,000	501,380
Naspers Ltd., Class N (Broadline Retail)	4,200	1,103,261
Northam Platinum Holdings Ltd. (Metals & Mining) (e)	48,000	322,261
		3,094,751
Taiwan 14.2%
Accton Technology Corp. (Communications Equipment)	21,000	391,661
CTBC Financial Holding Co. Ltd. (Banks)	960,000	1,183,951
E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	49,200	343,023
Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	39,400	687,658
eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,600	128,772
King Slide Works Co. Ltd. (Technology Hardware, Storage & Peripherals)	7,000	387,473
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	27,700	1,173,815
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	32,000	526,215
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	327,000	9,321,517
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	2,000	119,945
		14,264,030
Turkey 1.0%
Aselsan Elektronik Sanayi ve Ticaret A/S (Aerospace & Defense)	286,000	1,005,979
United Kingdom 0.5%
Anglogold Ashanti plc (Metals & Mining)	11,400	476,175
Total Common Stocks (Cost $79,542,273)		96,139,900
	Shares	Value
Preferred Stocks 2.9%
Brazil 1.2%
Itau Unibanco Holding SA (Banks)	190,000	$ 1,191,193
Republic of Korea 1.7%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	50,000	1,651,111
Total Preferred Stocks (Cost $3,091,201)		2,842,304
Total Investments (Cost $82,633,474)	98.9%	98,982,204
Other Assets, Less Liabilities	1.1	1,134,476
Net Assets	100.0%	$ 100,116,680

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security—As of April 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	All or a portion of this security was held on loan. As of April 30, 2025, the aggregate market value of securities on loan was $242,428. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $254,304. (See Note 2(I))
Abbreviation(s):
ADR—American Depositary Receipt
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ 782,281	$ 27,660,216	$ —	$ 28,442,497
Greece	—	585,940	—	585,940
Hungary	—	888,450	—	888,450
India	—	19,559,867	—	19,559,867
Nigeria	—	802,414	—	802,414
Poland	—	2,341,977	—	2,341,977
Republic of Korea	—	9,730,696	—	9,730,696
Saudi Arabia	—	2,813,553	—	2,813,553
South Africa	—	3,094,751	—	3,094,751
Taiwan	—	14,264,030	—	14,264,030
Turkey	—	1,005,979	—	1,005,979
United Kingdom	—	476,175	—	476,175
All Other Countries	12,133,571	—	—	12,133,571
Total Common Stocks	12,915,852	83,224,048	—	96,139,900
Preferred Stocks	1,191,193	1,651,111	—	2,842,304
Total Investments in Securities	$ 14,107,045	$ 84,875,159	$ —	$ 98,982,204

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Candriam Emerging Markets Equity Fund

The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent †^
Aerospace & Defense	$1,234,766	1.2%
Automobiles	2,327,479	2.3
Banks	15,104,653	15.1
Beverages	2,244,136	2.2
Biotechnology	1,239,898	1.2
Broadline Retail	6,197,564	6.2
Capital Markets	140,139	0.1
Chemicals	685,444	0.7
Communications Equipment	391,661	0.4
Consumer Finance	3,491,633	3.5
Consumer Staples Distribution & Retail	1,663,916	1.7
Electric Utilities	1,096,163	1.1
Electrical Equipment	222,746	0.2
Electronic Equipment, Instruments & Components	1,336,992	1.3
Entertainment	1,095,544	1.1
Financial Services	1,311,490	1.3
Health Care Equipment & Supplies	1,853,266	1.9
Health Care Providers & Services	3,199,782	3.2
Hotels, Restaurants & Leisure	2,254,417	2.3
Household Durables	1,114,390	1.1
Insurance	2,908,256	2.9
Interactive Media & Services	6,711,038	6.7
IT Services	1,313,419	1.3
Life Sciences Tools & Services	1,559,705	1.6
Machinery	1,788,834	1.8
Metals & Mining	4,889,987	4.9
Oil, Gas & Consumable Fuels	1,298,363	1.3
Paper & Forest Products	317,680	0.3
Passenger Airlines	845,979	0.8
Personal Care Products	1,827,670	1.8
Pharmaceuticals	1,093,629	1.1
Semiconductors & Semiconductor Equipment	13,294,998	13.3
Software	868,386	0.9
Specialty Retail	1,557,860	1.6
Technology Hardware, Storage & Peripherals	5,920,353	5.9
Water Utilities	981,334	1.0
Wireless Telecommunication Services	3,598,634	3.6
	98,982,204	98.9
	Value	Percent †^
Other Assets, Less Liabilities	1,134,476	1.1
Net Assets	$100,116,680	100.0%

†	Percentages indicated are based on Fund net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (identified cost $82,633,474) including securities on loan of $242,428	$98,982,204
Cash	772,570
Cash denominated in foreign currencies (identified cost $500,332)	501,452
Receivables:
Investment securities sold	452,594
Fund shares sold	73,982
Dividends	68,812
Securities lending	520
Other assets	61,679
Total assets	100,913,813
Liabilities
Payables:
Foreign capital gains tax (See Note 2)	479,832
Investment securities purchased	158,327
Manager (See Note 3)	46,270
Fund shares redeemed	45,354
Custodian	38,870
Professional fees	20,198
Shareholder communication	3,690
Transfer agent (See Note 3)	2,514
NYLIFE Distributors (See Note 3)	462
Trustees	354
Accrued expenses	1,262
Total liabilities	797,133
Net assets	$100,116,680
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$9,620
Additional paid-in-capital	95,990,608
96,000,228
Total distributable earnings (loss)	4,116,452
Net assets	$100,116,680
Class A
Net assets applicable to outstanding shares	$1,981,952
Shares of beneficial interest outstanding	190,901
Net asset value per share outstanding	$10.38
Maximum sales charge (5.50% of offering price)	0.60
Maximum offering price per share outstanding	$10.98
Investor Class
Net assets applicable to outstanding shares	$173,332
Shares of beneficial interest outstanding	16,732
Net asset value per share outstanding	$10.36
Maximum sales charge (5.00% of offering price)	0.55
Maximum offering price per share outstanding	$10.91
Class C
Net assets applicable to outstanding shares	$48,183
Shares of beneficial interest outstanding	4,771
Net asset value and offering price per share outstanding	$10.10
Class I
Net assets applicable to outstanding shares	$9,644,124
Shares of beneficial interest outstanding	920,024
Net asset value and offering price per share outstanding	$10.48
Class R6
Net assets applicable to outstanding shares	$88,269,089
Shares of beneficial interest outstanding	8,487,809
Net asset value and offering price per share outstanding	$10.40

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Candriam Emerging Markets Equity Fund

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends (net of foreign tax withholding of $78,311)	$560,673
Securities lending, net	10,546
Total income	571,219
Expenses
Manager (See Note 3)	548,796
Custodian	83,556
Professional fees	61,618
Registration	35,994
Transfer agent (See Note 3)	7,328
Shareholder communication	2,960
Distribution/Service—Class A (See Note 3)	2,431
Distribution/Service—Investor Class (See Note 3)	248
Distribution/Service—Class C (See Note 3)	241
Trustees	1,651
Miscellaneous	4,704
Total expenses before waiver/reimbursement	749,527
Expense waiver/reimbursement from Manager (See Note 3)	(191,077)
Net expenses	558,450
Net investment income (loss)	12,769
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions(a)	4,589,335
Foreign currency transactions	(208,667)
Net realized gain (loss)	4,380,668
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments(b)	(5,123,865)
Translation of other assets and liabilities in foreign currencies	(45,972)
Net change in unrealized appreciation (depreciation)	(5,169,837)
Net realized and unrealized gain (loss)	(789,169)
Net increase (decrease) in net assets resulting from operations	$(776,400)

(a)	Realized gain (loss) on security transactions recorded net of foreign capital gains tax in the amount of $(287,079).
(b)	Net change in unrealized appreciation (depreciation) on investments recorded net of foreign capital gains tax in the amount of $747,504.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$12,769	$1,284,476
Net realized gain (loss)	4,380,668	13,868,757
Net change in unrealized appreciation (depreciation)	(5,169,837)	23,990,729
Net increase (decrease) in net assets resulting from operations	(776,400)	39,143,962
Distributions to shareholders:
Class A	(5,259)	(16,315)
Investor Class	(296)	(1,313)
Class I	(48,519)	(254,305)
Class R6	(731,050)	(1,543,945)
Total distributions to shareholders	(785,124)	(1,815,878)
Capital share transactions:
Net proceeds from sales of shares	8,103,675	24,414,848
Net asset value of shares issued to shareholders in reinvestment of distributions	635,587	1,217,522
Cost of shares redeemed	(30,015,345)	(88,744,307)
Increase (decrease) in net assets derived from capital share transactions	(21,276,083)	(63,111,937)
Net increase (decrease) in net assets	(22,837,607)	(25,783,853)
Net Assets
Beginning of period	122,954,287	148,738,140
End of period	$100,116,680	$122,954,287
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Candriam Emerging Markets Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.52	$8.39	$8.24	$12.73	$10.66	$8.97
Net investment income (loss) (a)	(0.02)	0.05	0.08	0.13	0.04	0.02
Net realized and unrealized gain (loss)	(0.09)	2.15	0.14	(4.56)	2.06	1.85
Total from investment operations	(0.11)	2.20	0.22	(4.43)	2.10	1.87
Less distributions:
From net investment income	(0.03)	(0.07)	(0.07)	(0.06)	(0.03)	(0.18)
Net asset value at end of period	$10.38	$10.52	$8.39	$8.24	$12.73	$10.66
Total investment return (b)	(0.97)%	26.30%	2.60%	(34.95)%	19.68%	21.14%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.29)%††	0.49%	0.84%	1.25%	0.30%	0.22%
Net expenses (c)	1.36%††	1.35%	1.33%	1.44%	1.47%	1.50%
Expenses (before waiver/reimbursement) (c)	1.70%††	1.58%	1.55%	1.77%	1.75%	2.00%
Portfolio turnover rate	96%	101%	60%	105%	74%	122%
Net assets at end of period (in 000’s)	$1,982	$2,067	$1,910	$2,144	$2,921	$1,111

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.49	$8.36	$8.22	$12.70	$10.65	$8.95
Net investment income (loss) (a)	(0.02)	0.03	0.06	0.12	0.02	0.02
Net realized and unrealized gain (loss)	(0.10)	2.16	0.13	(4.55)	2.05	1.84
Total from investment operations	(0.12)	2.19	0.19	(4.43)	2.07	1.86
Less distributions:
From net investment income	(0.01)	(0.06)	(0.05)	(0.05)	(0.02)	(0.16)
Net asset value at end of period	$10.36	$10.49	$8.36	$8.22	$12.70	$10.65
Total investment return (b)	(1.10)%	26.27%	2.33%	(34.99)%	19.49%	21.11%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.45)%††	0.34%	0.68%	1.09%	0.15%	0.17%
Net expenses (d)	1.49%††	1.48%	1.50%	1.57%	1.52%	1.52%
Expenses (before waiver/reimbursement) (d)	1.83%††	1.71%	1.72%	1.88%	1.81%	2.03%
Portfolio turnover rate	96%	101%	60%	105%	74%	122%
Net assets at end of period (in 000's)	$173	$212	$198	$256	$507	$360

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.25	$8.18	$8.05	$12.48	$10.52	$8.85
Net investment income (loss) (a)	(0.06)	(0.04)	(0.02)	0.04	(0.08)	(0.05)
Net realized and unrealized gain (loss)	(0.09)	2.11	0.15	(4.47)	2.04	1.83
Total from investment operations	(0.15)	2.07	0.13	(4.43)	1.96	1.78
Less distributions:
From net investment income	—	—	—	—	—	(0.11)
Net asset value at end of period	$10.10	$10.25	$8.18	$8.05	$12.48	$10.52
Total investment return (b)	(1.46)%	25.31%	1.61%	(35.50)%	18.63%(c)	20.23%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.18)%††	(0.47)%	(0.18)%	0.36%	(0.63)%	(0.52)%
Net expenses (d)	2.24%††	2.23%	2.25%	2.31%	2.27%	2.27%
Expenses (before waiver/reimbursement) (d)	2.58%††	2.46%	2.48%	2.64%	2.57%	2.78%
Portfolio turnover rate	96%	101%	60%	105%	74%	122%
Net assets at end of period (in 000’s)	$48	$50	$71	$141	$212	$217

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.64	$8.48	$8.33	$12.85	$10.77	$8.99
Net investment income (loss) (a)	0.00‡	0.07	0.12	0.16	0.05	0.05
Net realized and unrealized gain (loss)	(0.10)	2.20	0.12	(4.58)	2.11	1.87
Total from investment operations	(0.10)	2.27	0.24	(4.42)	2.16	1.92
Less distributions:
From net investment income	(0.06)	(0.11)	(0.09)	(0.10)	(0.08)	(0.14)
Net asset value at end of period	$10.48	$10.64	$8.48	$8.33	$12.85	$10.77
Total investment return (b)	(0.82)%	26.82%	2.87%	(34.65)%	20.05%	21.60%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.08%††	0.68%	1.28%	1.65%	0.38%	0.55%
Net expenses (c)	1.01%††	1.01%	1.01%	1.06%	1.07%	1.15%
Expenses (before waiver/reimbursement) (c)	1.45%††	1.32%	1.29%	1.54%	1.52%	1.79%
Portfolio turnover rate	96%	101%	60%	105%	74%	122%
Net assets at end of period (in 000’s)	$9,644	$8,065	$20,401	$12,977	$4,532	$30

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Candriam Emerging Markets Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.56	$8.42	$8.28	$12.79	$10.71	$9.00
Net investment income (loss) (a)	0.00‡	0.08	0.11	0.17	0.08	0.05
Net realized and unrealized gain (loss)	(0.09)	2.16	0.13	(4.57)	2.06	1.86
Total from investment operations	(0.09)	2.24	0.24	(4.40)	2.14	1.91
Less distributions:
From net investment income	(0.07)	(0.10)	(0.10)	(0.11)	(0.06)	(0.20)
Net asset value at end of period	$10.40	$10.56	$8.42	$8.28	$12.79	$10.71
Total investment return (b)	(0.83)%	26.84%	2.82%	(34.65)%	20.05%	21.61%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.03%††	0.83%	1.24%	1.63%	0.58%	0.51%
Net expenses (c)	1.01%††	1.01%	1.01%	1.06%	1.07%	1.15%
Expenses (before waiver/reimbursement) (c)	1.35%††	1.25%	1.23%	1.40%	1.32%	1.53%
Portfolio turnover rate	96%	101%	60%	105%	74%	122%
Net assets at end of period (in 000’s)	$88,269	$112,560	$126,160	$93,598	$83,916	$83,230

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Candriam Emerging Markets Equity Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	November 15, 2017
Investor Class	November 15, 2017
Class C	November 15, 2017
Class I	November 15, 2017
Class R6	November 15, 2017
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term capital appreciation.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing

14	NYLI Candriam Emerging Markets Equity Fund

inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a
15

Notes to Financial Statements (Unaudited) (continued)
market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.

16	NYLI Candriam Emerging Markets Equity Fund

(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities—at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. For example, the Fund's portfolio has significant investments in the Asia-Pacific region. The development and stability of the Asia-Pacific region can be adversely
17

Notes to Financial Statements (Unaudited) (continued)
affected by, among other regional and global developments, trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asia-Pacific countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles and less liquid markets than developed countries.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Candriam (the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Candriam, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 1.00% up to $1 billion and 0.975% in excess of $1 billion. During the six-month period ended April 30, 2025, the effective management fee rate was 1.00% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) for Class A and Class I shares do not exceed 1.50% and 1.01%, respectively, of the Fund's average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement, to Investor Class and Class C. In addition, New York Life Investments has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 shares do not exceed those of Class I. These agreements will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $548,796 and waived fees and/or reimbursed expenses in the amount of $191,077 and paid the Subadvisor fees in the amount of $178,860.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.

18	NYLI Candriam Emerging Markets Equity Fund

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $113 and $68, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$968	$—
Investor Class	233	—
Class C	56	—
Class I	4,084	—
Class R6	1,987	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$30,622	0.3%
Class R6	30,609	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$85,180,832	$16,318,169	$(2,516,797)	$13,801,372
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $13,523,534, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$13,524	$—
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$1,815,878
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
19

Notes to Financial Statements (Unaudited) (continued)
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $105,509 and $130,098, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	116,572	$1,250,479
Shares issued to shareholders in reinvestment of distributions	496	5,216
Shares redeemed	(125,828)	(1,343,281)
Net increase (decrease) in shares outstanding before conversion	(8,760)	(87,586)
Shares converted into Class A (See Note 1)	3,138	34,142
Net increase (decrease)	(5,622)	$(53,444)
Year ended October 31, 2024:
Shares sold	191,200	$2,011,652
Shares issued to shareholders in reinvestment of distributions	1,798	16,131
Shares redeemed	(224,958)	(2,334,010)
Net increase (decrease) in shares outstanding before conversion	(31,960)	(306,227)
Shares converted into Class A (See Note 1)	780	7,326
Net increase (decrease)	(31,180)	$(298,901)

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	1,107	$11,655
Shares issued to shareholders in reinvestment of distributions	28	296
Shares redeemed	(1,616)	(16,741)
Net increase (decrease) in shares outstanding before conversion	(481)	(4,790)
Shares converted into Investor Class (See Note 1)	95	982
Shares converted from Investor Class (See Note 1)	(3,144)	(34,142)
Net increase (decrease)	(3,530)	$(37,950)
Year ended October 31, 2024:
Shares sold	2,571	$24,096
Shares issued to shareholders in reinvestment of distributions	147	1,313
Shares redeemed	(5,511)	(53,405)
Net increase (decrease) in shares outstanding before conversion	(2,793)	(27,996)
Shares converted into Investor Class (See Note 1)	208	1,974
Shares converted from Investor Class (See Note 1)	(782)	(7,326)
Net increase (decrease)	(3,367)	$(33,348)

20	NYLI Candriam Emerging Markets Equity Fund

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares redeemed	(2)	$(16)
Net increase (decrease) in shares outstanding before conversion	(2)	(16)
Shares converted from Class C (See Note 1)	(97)	(982)
Net increase (decrease)	(99)	$(998)
Year ended October 31, 2024:
Shares redeemed	(3,547)	$(30,220)
Net increase (decrease) in shares outstanding before conversion	(3,547)	(30,220)
Shares converted from Class C (See Note 1)	(212)	(1,974)
Net increase (decrease)	(3,759)	$(32,194)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	274,362	$2,799,155
Shares issued to shareholders in reinvestment of distributions	3,999	42,352
Shares redeemed	(116,715)	(1,226,269)
Net increase (decrease)	161,646	$1,615,238
Year ended October 31, 2024:
Shares sold	127,055	$1,296,556
Shares issued to shareholders in reinvestment of distributions	26,035	235,619
Shares redeemed	(1,799,523)	(16,574,136)
Net increase (decrease)	(1,646,433)	$(15,041,961)

Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	385,508	$4,042,386
Shares issued to shareholders in reinvestment of distributions	55,921	587,723
Shares redeemed	(2,611,404)	(27,429,038)
Net increase (decrease)	(2,169,975)	$(22,798,929)
Year ended October 31, 2024:
Shares sold	2,262,284	$21,082,544
Shares issued to shareholders in reinvestment of distributions	107,281	964,459
Shares redeemed	(6,693,377)	(69,752,536)
Net increase (decrease)	(4,323,812)	$(47,705,533)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

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the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
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Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
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overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
27

respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
28

The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
29

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
30

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
31

NYLI MacKay New York Muni Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 98.2%
Long-Term Municipal Bonds 97.9%
Certificate of Participation/Lease 0.1%
Rensselaer City School District, Certificate of Participation
Insured: AGM State Aid Withholding
4.00%, due 6/1/34	$ 650,000	$ 635,711
Insured: AGM State Aid Withholding
4.00%, due 6/1/35	850,000	830,754
		1,466,465
Education 14.0%
Albany Capital Resource Corp., Albany College of Pharmacy and Health Sciences, Revenue Bonds
Series A
5.00%, due 12/1/33	150,000	150,026
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
5.00%, due 6/1/49	2,380,000	1,772,200
Albany Capital Resource Corp., Brighter Choice Elementary Charter Schools, Revenue Bonds
Series A
4.00%, due 4/1/37	2,065,000	1,836,967
Albany Capital Resource Corp., Equitable School Revolving Fund LLC, Revenue Bonds
Series D
4.00%, due 11/1/46	3,000,000	2,626,152
Amherst Development Corp., Daemen College Project, Revenue Bonds
4.00%, due 10/1/37	1,500,000	1,347,318
5.00%, due 10/1/43	2,000,000	1,860,509
5.00%, due 10/1/48	2,000,000	1,807,089
Buffalo & Erie County Industrial Land Development Corp., D'Youville College Project, Revenue Bonds
Series A
4.00%, due 11/1/40	1,785,000	1,515,969
Series A
4.00%, due 11/1/45	4,800,000	3,800,344
Series A
4.00%, due 11/1/50	2,500,000	1,898,051
	Principal Amount	Value

Education (continued)
Buffalo & Erie County Industrial Land Development Corp., Tapestry Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/47	$ 1,500,000	$ 1,430,571
Series A
5.00%, due 8/1/52	3,995,000	3,735,649
Build NYC Resource Corp., Brilla College Preparatory Charter Schools, Revenue Bonds (a)
Series A
4.00%, due 11/1/41	1,000,000	859,926
Series A
4.00%, due 11/1/51	1,000,000	794,165
Build NYC Resource Corp., Children's Aid Society Project, Revenue Bonds
5.00%, due 7/1/45	1,120,000	1,083,136
Build NYC Resource Corp., Grand Concourse Academy Charter School , Revenue Bonds
Series A
5.00%, due 7/1/42	600,000	593,559
Series A
5.00%, due 7/1/56	1,960,000	1,845,858
Build NYC Resource Corp., Grand Concourse Acadmey Charter School, Revenue Bonds
Series B
5.00%, due 7/1/62	2,000,000	1,857,938
Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (a)
Series A
5.125%, due 5/1/38	1,150,000	1,151,298
Series A
5.50%, due 5/1/48	1,500,000	1,487,488
Build NYC Resource Corp., Kipp NYC Public Charter Schools, Revenue Bonds
5.00%, due 7/1/42	1,000,000	1,009,892
5.25%, due 7/1/52	10,000,000	10,071,997
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds
4.00%, due 8/1/42	1,500,000	1,267,032

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Education (continued)
Build NYC Resource Corp., Metropolitan College of New York, Revenue Bonds
5.50%, due 11/1/44	$ 2,500,000	$ 1,500,000
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/32	1,625,000	1,610,958
Series A
5.00%, due 6/1/37	1,500,000	1,447,724
Series A
5.00%, due 6/1/47	3,100,000	2,849,538
Build NYC Resource Corp., New World Preparatory Charter School Project, Revenue Bonds (a)
Series A
4.00%, due 6/15/51	1,200,000	935,666
Series A
4.00%, due 6/15/56	1,640,000	1,240,265
Build NYC Resource Corp., New York Law School Project, Revenue Bonds
5.00%, due 7/1/30	3,865,000	3,875,541
Build NYC Resource Corp., Success Academy Charter Schools Project, Revenue Bonds
4.00%, due 9/1/42	1,175,000	1,076,339
Build NYC Resource Corp., Success Academy Charter Schools, Inc. Obligated Group, Revenue Bonds
4.00%, due 9/1/40	1,700,000	1,588,521
4.00%, due 9/1/41	1,725,000	1,597,513
4.00%, due 9/1/43	880,000	800,574
4.00%, due 9/1/44	1,025,000	926,086
Build NYC Resource Corp., Unity Preparatory Charter School of Brooklyn, Revenue Bonds
Series A
5.50%, due 6/15/63 (a)	1,375,000	1,356,073
City of New Rochelle, IONA College Project, Revenue Bonds
Series A
5.00%, due 7/1/45	1,810,000	1,809,764
	Principal Amount	Value

Education (continued)
Clinton County Capital Resource Corp., CVES BOCES Project, Revenue Bonds (a)
4.75%, due 7/1/43	$ 3,000,000	$ 2,895,902
5.00%, due 7/1/46	4,000,000	3,931,940
County of Cattaraugus, St. Bonaventure University Project, Revenue Bonds
Series A
5.00%, due 5/1/44	1,200,000	1,200,202
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/40	1,100,000	1,120,957
Series A
5.00%, due 7/1/45	3,500,000	3,511,493
Dutchess County Local Development Corp., Marist College, Revenue Bonds
Series A
5.00%, due 7/1/40	4,690,000	4,692,358
5.00%, due 7/1/48	6,000,000	6,048,764
Dutchess County Local Development Corp., Vassar College Project, Revenue Bonds
5.00%, due 7/1/45	1,200,000	1,219,773
Hempstead Town Local Development Corp., Academy Charter School, Revenue Bonds
Series A
5.53%, due 2/1/40	1,100,000	1,023,080
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds
5.00%, due 7/1/38	870,000	875,355
5.00%, due 7/1/43	1,020,000	1,006,518
5.00%, due 7/1/48	1,100,000	1,062,639
Monroe County Industrial Development Corp., Eugenio Maria de Hostos Charter School, Revenue Bonds (a)
Series A
5.00%, due 7/1/44	1,320,000	1,210,528
Series A
5.00%, due 7/1/54	2,000,000	1,748,551

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Education (continued)
Monroe County Industrial Development Corp., Nazareth College of Rochester, Revenue Bonds
Series A
4.00%, due 10/1/47	$ 1,695,000	$ 1,413,299
Monroe County Industrial Development Corp., St. John Fisher University Project, Revenue Bonds
5.25%, due 6/1/49	630,000	655,875
5.25%, due 6/1/54	835,000	860,076
Monroe County Industrial Development Corp., University of Rochester Project, Revenue Bonds
Series C
4.00%, due 7/1/43	3,000,000	2,715,236
Nassau County Local Economic Assistance Corp., Roosevelt Children's Academy Charter School, Revenue Bonds
Series A
5.00%, due 7/1/55	2,750,000	2,627,386
New York State Dormitory Authority, Cornell University, Revenue Bonds
Series A
5.00%, due 7/1/50	3,245,000	3,305,959
Series A
5.50%, due 7/1/54	11,000,000	11,889,398
New York State Dormitory Authority, Friends of The Bay Shore-Brightwaters Public Library, Inc., Revenue Bonds
Insured: AMBAC
4.625%, due 7/1/36	200,000	198,503
New York State Dormitory Authority, Iona College, Revenue Bonds
Series A
5.00%, due 7/1/51	1,850,000	1,811,207
New York State Dormitory Authority, New School (The), Revenue Bonds
Series A
5.00%, due 7/1/35	15,000	15,037
Series A
5.00%, due 7/1/35	195,000	195,481
Series A
5.00%, due 7/1/40	3,370,000	3,378,316
	Principal Amount	Value

Education (continued)
New York State Dormitory Authority, New York University, Revenue Bonds
Series A
4.00%, due 7/1/46	$ 4,370,000	$ 4,078,407
Series A
5.00%, due 7/1/38	4,580,000	4,735,699
New York State Dormitory Authority, Rockefeller University (The), Revenue Bonds
Series A
5.00%, due 7/1/53	3,500,000	3,560,712
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: AGM State Aid Withholding
5.00%, due 10/1/43	500,000	519,587
Series A, Insured: AGM State Aid Withholding
5.25%, due 10/1/50	5,000,000	5,188,405
New York State Dormitory Authority, St. John's University, Revenue Bonds
5.00%, due 7/1/38	5,740,000	6,081,136
New York State Dormitory Authority, St. Joseph's College, Revenue Bonds
4.00%, due 7/1/40	200,000	163,287
Oneida County Local Development Corp., Utica College Project, Revenue Bonds
5.00%, due 7/1/49	3,250,000	2,715,861
Onondaga Civic Development Corp., Syracuse University Project, Revenue Bonds
4.50%, due 12/1/50	4,220,000	4,128,578
5.50%, due 12/1/56	6,860,000	7,366,449
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/49	3,080,000	2,774,338
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,010,000	824,382
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Education (continued)
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series A
7.00%, due 8/1/43	$ 965,000	$ 966,772
Series A
7.00%, due 8/1/48	670,000	671,206
Saratoga County Capital Resource Corp., Skidmore College Project, Revenue Bonds
Series A
4.00%, due 7/1/50	1,985,000	1,772,822
Series A
5.00%, due 7/1/45	1,220,000	1,239,077
Schenectady County Capital Resource Corp., Union College Project, Revenue Bonds
5.25%, due 7/1/52	1,000,000	1,050,606
St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
5.00%, due 9/1/47	2,975,000	2,816,923
Syracuse Industrial Development Agency, Syracuse City School District Project, Revenue Bonds
Series A, Insured: State Aid Withholding
3.25%, due 5/1/34	1,000,000	913,454
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds
5.00%, due 8/1/32	1,000,000	1,007,748
Series A
5.00%, due 9/1/39	2,000,000	2,044,830
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Revenue Bonds
Series A
4.00%, due 10/15/29	200,000	195,982
Series A
4.00%, due 10/15/30	355,000	347,474
Series A
5.00%, due 10/15/39	1,490,000	1,481,100
Series A
5.00%, due 10/15/49	2,275,000	2,135,322
	Principal Amount	Value

Education (continued)
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Revenue Bonds (continued)
Series A
5.00%, due 10/15/50	$ 2,650,000	$ 2,508,875
Series A
5.00%, due 10/15/54	1,895,000	1,746,751
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
4.00%, due 5/1/51	3,500,000	3,125,783
		195,193,095
General 1.1%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	9,597,707	5,890,593
(zero coupon), due 11/1/51	1,316,277	700,917
Metropolitan Transportation Authority, Special Tax
Series A
5.00%, due 11/15/49	5,000,000	5,177,554
Metropolitan Transportation Authority, Dedicated Tax Fund, Special Tax
Series A
4.00%, due 11/15/51	4,000,000	3,625,000
		15,394,064
General Obligation 7.6%
City of New York, Unlimited General Obligation
Series E-1
4.00%, due 4/1/45	5,000,000	4,570,101
Series F-1
5.00%, due 4/1/39	5,000,000	5,133,413
Series B-1
5.25%, due 10/1/41	2,500,000	2,680,452
Series D-1
5.25%, due 5/1/42	9,000,000	9,588,271
Series B-1
5.25%, due 10/1/43	3,000,000	3,194,531
Series E-1
5.25%, due 4/1/47	4,750,000	5,003,546
Series G-1
5.25%, due 2/1/53	2,500,000	2,638,239

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
City of Newburgh, Limited General Obligation
Series A, Insured: AGM
3.50%, due 7/15/36	$ 725,000	$ 677,308
City of Ogdensburg, Public Improvement, Limited General Obligation
5.50%, due 4/15/26	50,000	49,745
5.50%, due 4/15/28	55,000	53,610
City of Poughkeepsie, Public Improvement, Limited General Obligation
5.00%, due 6/1/31	1,200,000	1,211,959
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	7,844,086	4,696,646
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	1,351,801	907,497
Series A-1
4.00%, due 7/1/33	2,000,000	1,911,262
Series A-1
4.00%, due 7/1/35	5,029,180	4,685,876
Series A-1
4.00%, due 7/1/46	5,000,000	4,093,548
Series A-1
5.625%, due 7/1/27	1,170,000	1,193,309
County of Clinton, Limited General Obligation
Insured: AGM
4.00%, due 6/1/38 (b)	1,500,000	1,412,310
County of Nassau, Limited General Obligation
Series B, Insured: AGM
5.00%, due 4/1/44	4,870,000	5,020,977
County of Onondaga, Limited General Obligation
3.00%, due 6/1/39	2,150,000	1,815,847
3.25%, due 4/15/34	1,250,000	1,184,895
County of Orange, Public Improvement, Limited General Obligation
Series A
2.375%, due 6/15/29	1,180,000	1,097,052
	Principal Amount	Value

General Obligation (continued)
County of Rockland, Various Purpose, Limited General Obligation
Insured: AGM
4.00%, due 5/1/44	$ 915,000	$ 853,279
County of Suffolk, Limited General Obligation
Series A
3.00%, due 10/15/38	5,555,000	4,922,499
County of Suffolk, Public Improvement, Limited General Obligation
Series A, Insured: AGM
3.25%, due 6/1/36	715,000	648,127
Series A, Insured: AGM
3.25%, due 6/1/37	725,000	647,798
Gloversville Enlarged School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
2.00%, due 10/15/31	2,410,000	2,049,179
Harrison Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.50%, due 3/15/44	1,015,000	887,366
Insured: State Aid Withholding
3.50%, due 3/15/45	1,055,000	916,795
Insured: State Aid Withholding
3.55%, due 3/15/47	1,130,000	971,226
Kings Park Central School District, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.50%, due 7/15/30	1,530,000	1,408,585
Lackawanna City School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
4.00%, due 6/15/32	745,000	745,283
Poughkeepsie School District, New York School District Refunding, Unlimited General Obligation
Insured: AGM State Aid Withholding
3.00%, due 5/1/33	400,000	374,728
Sachem Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 10/15/29	6,985,000	6,808,375
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
South Country Central School District at Brookhaven, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 7/15/29	$ 2,475,000	$ 2,435,143
Town of Hempstead, Limited General Obligation
2.125%, due 6/15/39	3,715,000	2,721,450
4.00%, due 5/1/45	5,240,000	4,962,398
Uniondale Union Free School District, Unlimited General Obligation
Insured: State Aid Withholding
2.00%, due 5/1/38	3,115,000	2,252,080
Insured: State Aid Withholding
2.00%, due 5/1/39	3,195,000	2,236,399
Insured: State Aid Withholding
2.00%, due 5/1/40	3,500,000	2,361,137
Insured: State Aid Withholding
2.00%, due 5/1/41	3,500,000	2,269,990
Village of Valley Stream, Various Purpose, Limited General Obligation
Insured: BAM
4.00%, due 4/1/33	490,000	490,834
Insured: BAM
4.00%, due 4/1/34	510,000	510,674
Insured: BAM
4.00%, due 4/1/35	530,000	530,115
Insured: BAM
4.00%, due 4/1/36	550,000	548,144
Insured: BAM
4.00%, due 4/1/37	570,000	558,330
		105,930,328
Hospital 7.8%
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation, Revenue Bonds
Series A, Insured: AGM-CR
3.375%, due 10/1/40	7,990,000	7,144,402
Broome County Local Development Corp., United Health Services Hospitals Obligated Group, Revenue Bonds
Insured: AGM
3.00%, due 4/1/50	6,835,000	4,661,159
	Principal Amount	Value

Hospital (continued)
Build NYC Resource Corp., Children's Aid Society Project (The), Revenue Bonds
4.00%, due 7/1/49	$ 1,300,000	$ 1,111,097
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.00%, due 12/1/25	215,000	216,086
Series A
5.00%, due 12/1/26	340,000	347,650
Series A
5.00%, due 12/1/27	400,000	413,861
Series A
5.00%, due 12/1/28	600,000	627,752
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/31	2,705,000	2,537,800
Series A
5.00%, due 11/1/37	1,500,000	1,425,340
Monroe County Industrial Development Corp., Highland Hospital, Revenue Bonds
4.00%, due 7/1/40	2,500,000	2,363,430
Monroe County Industrial Development Corp., Rochester General Hospital (The), Revenue Bonds
Series A
5.00%, due 12/1/32	540,000	540,790
Series A
5.00%, due 12/1/42	1,225,000	1,218,721
Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
5.00%, due 7/1/34	250,000	249,991
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds (a)
5.00%, due 12/1/31	1,000,000	993,038
5.00%, due 12/1/32	3,000,000	2,963,870

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hospital (continued)
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Revenue Bonds
Series 1
4.00%, due 7/1/37	$ 470,000	$ 466,787
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 9/1/50	4,235,000	3,497,733
5.25%, due 11/1/41	2,300,000	2,385,252
5.25%, due 11/1/42	2,400,000	2,471,664
5.25%, due 11/1/43	2,100,000	2,150,174
5.50%, due 11/1/47	1,500,000	1,558,210
New York State Dormitory Authority, Northwell Health Obligated Group, Revenue Bonds
Series A
5.00%, due 5/1/37	2,000,000	2,000,000
Series A
5.25%, due 5/1/54	10,000,000	10,328,039
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	2,375,000	1,790,198
Series A
4.00%, due 7/1/40	1,000,000	960,418
Series A
4.00%, due 7/1/50	3,005,000	2,622,252
Series A
4.00%, due 7/1/53	8,450,000	7,239,910
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/35 (a)	100,000	95,820
New York State Dormitory Authority, White Plains Hospital Obligated Group, Revenue Bonds
5.25%, due 10/1/49	11,545,000	11,675,306
Insured: AGC
5.50%, due 10/1/54	7,450,000	7,865,955
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/44	11,560,000	8,367,692
	Principal Amount	Value

Hospital (continued)
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds (continued)
Series A, Insured: AGM
4.00%, due 12/1/49	$ 7,940,000	$ 7,021,440
Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 8/1/30	200,000	195,099
Series A
5.00%, due 8/1/31	250,000	242,468
Series A
5.00%, due 8/1/32	255,000	246,432
Series A
5.125%, due 8/1/44	1,250,000	1,092,519
Series A
5.375%, due 8/1/54	1,650,000	1,447,657
Suffolk County Economic Development Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/33	250,000	250,027
Westchester County Local Development Corp., Westchester Medical Centre, Revenue Bonds
Insured: AGM
5.75%, due 11/1/48	6,200,000	6,712,971
		109,499,010
Housing 0.5%
Amherst Development Corp., UBF Faculty-Student Housing Corp., Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/45	2,000,000	2,021,053
New York City Housing Development Corp., College of Staten Island Residences, Revenue Bonds
Series A, Insured: AGM
3.25%, due 7/1/27	1,535,000	1,535,143
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series A
5.00%, due 7/1/43	1,500,000	1,520,265
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Housing (continued)
Onondaga Civic Development Corp., Onondaga Community College Housing Development Corp., Revenue Bonds
Series A
5.00%, due 10/1/25	$ 250,000	$ 248,518
Westchester County Local Development Corp., Purchase Housing Corp. II Project, Revenue Bonds
5.00%, due 6/1/29	185,000	188,662
5.00%, due 6/1/30	330,000	336,072
5.00%, due 6/1/31	320,000	325,515
5.00%, due 6/1/37	1,000,000	1,006,144
		7,181,372
Other Revenue 44.0%
Battery Park City Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 11/1/44	10,635,000	9,964,850
Series A
5.00%, due 11/1/44	9,630,000	10,110,884
Series A
5.00%, due 11/1/53	12,500,000	12,882,006
Brookhaven Local Development Corp., Jefferson's Ferry Project, Revenue Bonds
Series A
4.00%, due 11/1/55	3,565,000	2,906,166
5.25%, due 11/1/36	1,130,000	1,144,999
Broome County Local Development Corp., Good Shepherd Village at Endwell, Revenue Bonds
4.00%, due 7/1/31	1,565,000	1,505,008
4.00%, due 7/1/36	2,300,000	2,122,912
4.00%, due 7/1/47	1,320,000	1,068,630
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(b)	5,005,000	5,005,956
Build NYC Resource Corp., Royal Charter Properties, Inc., Revenue Bonds
Insured: AGM
4.75%, due 12/15/32	2,000,000	1,944,178
	Principal Amount	Value

Other Revenue (continued)
Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds
5.00%, due 6/1/34	$ 950,000	$ 950,308
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	2,500,000	460,705
5.625%, due 5/15/43	2,300,000	2,328,549
City of New York, Lincoln Center for the Performing Arts, Inc., Revenue Bonds
Series A
4.00%, due 12/1/33	5,350,000	5,477,363
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	5,419,965	2,452,534
Development Authority of the North Country, Solid Waste Management System, Revenue Bonds
Insured: AGM
3.25%, due 9/1/39	550,000	478,539
Insured: AGM
3.25%, due 9/1/40	570,000	488,137
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	18,000,000	3,691,348
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	7,108,050	6,870,834
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
4.00%, due 2/15/40	3,250,000	3,201,609
Series A
5.00%, due 2/15/30	1,600,000	1,642,369
Series A
5.00%, due 2/15/33	1,500,000	1,532,341
Series A
5.00%, due 2/15/36	5,165,000	5,249,756
Series A
5.00%, due 2/15/42	4,000,000	4,027,315
Series A, Insured: BAM
5.00%, due 2/15/42	7,500,000	7,540,324

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series A
5.00%, due 7/1/36	$ 900,000	$ 837,638
Series A
5.25%, due 7/1/56	1,745,000	1,429,739
Long Island Power Authority, Revenue Bonds
Series B
3.00%, due 9/1/49 (c)	5,000,000	4,841,148
Series E
5.00%, due 9/1/48	6,000,000	6,100,952
Long Island Power Authority, Electric System, Revenue Bonds
Series C
4.07%, due 9/1/38	1,000,000	998,998
Series B
5.00%, due 9/1/33	4,440,000	4,516,782
Series B
5.00%, due 9/1/35	2,500,000	2,536,711
5.00%, due 9/1/37	2,000,000	2,074,210
5.00%, due 9/1/38	2,500,000	2,585,734
Series B
5.00%, due 9/1/45	2,000,000	1,999,933
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	340,000	344,936
Series A
5.00%, due 10/1/30	3,140,000	3,239,551
Series A
5.00%, due 10/1/32	3,140,000	3,229,665
Series A
5.00%, due 10/1/39	11,915,000	11,789,232
Metropolitan Transportation Authority, Revenue Bonds
Series B-2
5.00%, due 11/15/48	5,000,000	5,186,300
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series B-2
4.00%, due 11/15/34	4,000,000	3,993,024
Series B-1
5.00%, due 11/15/36	3,355,000	3,391,278
	Principal Amount	Value

Other Revenue (continued)
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	$ 1,630,000	$ 1,371,280
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	750,000	675,714
New York City Housing Development Corp., Revenue Bonds
Series C-1, Insured: HUD Sector 8
4.50%, due 8/1/54	5,830,000	5,666,077
Series F-1-A
4.55%, due 11/1/54	5,500,000	5,388,799
Series A-1
4.75%, due 11/1/50	3,700,000	3,705,319
Series A-1
4.80%, due 11/1/55	3,000,000	2,996,466
New York City Housing Development Corp., 8 Spruce Street Project, Revenue Bonds
Class D
4.00%, due 12/15/31	2,000,000	2,021,355
Class E
4.375%, due 12/15/31	3,100,000	3,129,897
Class F
5.25%, due 12/15/31	15,200,000	15,384,653
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series G
3.85%, due 11/1/45	595,000	532,028
Series I-1-A
4.05%, due 11/1/41	1,000,000	933,862
Series F-1, Insured: FHA 542(C)
4.30%, due 11/1/37	1,500,000	1,501,061
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Green Bond, Revenue Bonds
Series G-1
3.70%, due 11/1/47	1,000,000	842,193
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
New York City Housing Development Corp., Sustainable Development, Revenue Bonds
Series K-1, Insured: FHA 542(C)
2.60%, due 11/1/46	$ 3,000,000	$ 2,001,301
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 1/1/37	1,000,000	868,094
Series A, Insured: AGM
3.00%, due 1/1/39	6,955,000	5,803,098
Series A, Insured: AGM
3.00%, due 1/1/40	8,315,000	6,780,889
Series A, Insured: AGM
3.00%, due 1/1/46	10,000,000	7,123,699
New York City Industrial Development Agency, TrIPs Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/28	1,050,000	1,055,706
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGC
(zero coupon), due 3/1/40	380,000	182,387
Series A, Insured: AGC
(zero coupon), due 3/1/44	1,065,000	399,895
Series A, Insured: AGC
(zero coupon), due 3/1/45	200,000	70,928
Series A, Insured: AGC
(zero coupon), due 3/1/46	4,080,000	1,372,584
Series A, Insured: AGC
(zero coupon), due 3/1/47	1,115,000	352,666
Series A, Insured: AGM-CR
3.00%, due 3/1/49	10,980,000	7,909,792
New York City Transitional Finance Authority, Revenue Bonds
Series S-3A, Insured: State Aid Withholding
4.00%, due 7/15/38	5,770,000	5,555,357
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1B, Insured: State Aid Withholding
4.00%, due 7/15/40	6,000,000	5,702,863
	Principal Amount	Value

Other Revenue (continued)
New York City Transitional Finance Authority, Building Aid, Revenue Bonds (continued)
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/43	$ 5,000,000	$ 5,073,793
Series S-3, Insured: State Aid Withholding
5.25%, due 7/15/45	5,000,000	5,100,139
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-1
4.00%, due 5/1/44	4,000,000	3,718,810
Series E-1
4.00%, due 2/1/46	5,440,000	4,978,798
Series B-1
5.00%, due 11/1/36	19,585,000	20,452,736
Series F-1
5.00%, due 2/1/47	5,000,000	5,154,424
Series C
5.25%, due 5/1/48	2,500,000	2,637,599
Series B
5.50%, due 5/1/47	2,830,000	3,050,375
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds
5.00%, due 11/15/40	7,120,000	7,131,077
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	9,000,000	2,897,512
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
(zero coupon), due 11/15/41	2,320,000	1,030,004
Series B, Insured: BAM
(zero coupon), due 11/15/43	4,800,000	1,889,739
New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
Series A
5.00%, due 6/1/42	1,000,000	891,481
Series A
5.00%, due 6/1/45	245,000	211,985

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds (continued)
Series A
6.25%, due 6/1/41 (a)	$ 4,500,000	$ 4,349,344
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	1,600,000	697,293
New York Counties Tobacco Trust VI, Settlement Pass Through, Revenue Bonds
Series A-2B
5.00%, due 6/1/45	3,885,000	3,418,333
New York Counties Tobacco Trust VI, Tobacco Settlement Pass Through, Revenue Bonds
Series B
5.00%, due 6/1/30	135,000	136,407
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	8,000,000	5,691,757
Insured: AGM-CR
4.00%, due 2/15/43	6,665,000	6,155,859
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (a)	5,660,000	5,635,611
New York Liberty Development Corp., 4 World Trade Center LLC, Revenue Bonds
Series A
2.75%, due 11/15/41	3,515,000	2,612,049
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.00%, due 9/15/43	1,250,000	957,626
Series A
3.125%, due 9/15/50	700,000	502,460
	Principal Amount	Value

Other Revenue (continued)
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Revenue Bonds
5.50%, due 10/1/37	$ 700,000	$ 795,518
New York State Dormitory Authority, Bidding Group 3, Revenue Bonds
Series A
5.00%, due 3/15/56	11,395,000	11,758,246
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds
Series E
5.00%, due 3/15/36	9,200,000	9,233,942
Series A
5.00%, due 2/15/41	2,050,000	2,077,690
New York State Dormitory Authority, Shelter Island Public Library Society, Revenue Bonds
5.50%, due 10/1/49	1,755,000	1,909,221
5.50%, due 10/1/54	1,550,000	1,682,260
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/39	8,000,000	7,715,136
Series E
4.00%, due 3/15/45	2,000,000	1,855,698
New York State Energy Research & Development Authority, New York State Electric & Gas Corp., Revenue Bonds
Series D
3.50%, due 10/1/29	2,500,000	2,442,968
Series C
4.00%, due 4/1/34	3,000,000	3,016,551
New York State Energy Research & Development Authority, Revolving Loan Fund, Revenue Bonds
Series A
6.096%, due 4/1/27	1,755,000	1,761,812
Series A
6.146%, due 4/1/28	1,350,000	1,354,705
Series A
6.205%, due 4/1/29	1,105,000	1,108,180
Series A
6.255%, due 4/1/30	1,050,000	1,052,447
Series A
6.308%, due 4/1/31	1,000,000	1,001,129
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
New York State Housing Finance Agency, Revenue Bonds
Series J-1, Insured: SONYMA HUD Sector 8
2.65%, due 11/1/46	$ 3,935,000	$ 2,655,111
Series B-1
4.60%, due 11/1/54	2,500,000	2,441,964
Series E-1, Insured: SONYMA HUD Sector 8
4.95%, due 11/1/58	1,410,000	1,418,519
New York State Housing Finance Agency, Affordable Housing, Revenue Bonds
Series G-2, Insured: SONYMA HUD Sector 8
3.45%, due 5/1/62 (c)	5,750,000	5,698,211
Series C, Insured: FHA 542(C)
4.15%, due 5/1/47	10,000,000	9,301,549
New York State Housing Finance Agency, West 38TH Street LLC, Revenue Bonds
Series A, Insured: FHLMC
3.57%, due 5/1/42 (c)	15,000,000	14,555,017
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	2,885,000	2,666,259
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
4.00%, due 3/15/37	4,000,000	3,956,846
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds
5.25%, due 8/1/31 (b)	1,155,000	1,196,254
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.00%, due 1/1/36	5,000,000	4,700,184
4.375%, due 10/1/45	10,000,000	9,062,882
5.00%, due 10/1/35	3,000,000	3,042,481
	Principal Amount	Value

Other Revenue (continued)
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds (b)
4.00%, due 10/31/46	$ 2,595,000	$ 2,177,524
4.00%, due 4/30/53	2,505,000	2,011,644
Niagara Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
5.25%, due 5/15/40	500,000	478,141
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	15,921,000	5,139,404
Series A-1
(zero coupon), due 7/1/51	5,553,000	1,318,329
Series A-1
4.75%, due 7/1/53	1,000,000	929,719
Series A-2
4.784%, due 7/1/58	19,038,000	17,573,658
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
5.00%, due 7/1/58	6,189,000	5,921,245
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	2,467,609
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
5.00%, due 12/1/45	1,625,000	1,566,962
State of New York, Mortgage Agency, Revenue Bonds
Series 223
2.00%, due 10/1/27	775,000	734,669
Series 221
3.50%, due 10/1/32 (b)	2,970,000	2,940,253
State of New York, Mortgage Agency Homeowner Mortgage, Revenue Bonds
Series 190
3.80%, due 10/1/40	3,075,000	2,789,568
Series 264, Insured: SONYMA
4.60%, due 10/1/54	2,800,000	2,722,013

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Suffolk County Economic Development Corp., Peconic Landing at Southold, Inc., Revenue Bonds
Series A
5.00%, due 12/1/29	$ 125,000	$ 127,753
Series A
5.00%, due 12/1/34	165,000	168,476
Series A
5.00%, due 12/1/40	175,000	173,670
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	10,000,000	935,840
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	2,000,000	1,912,488
Series D
4.00%, due 11/15/39	1,340,000	1,219,756
Series D
5.00%, due 11/15/27	2,825,000	2,843,326
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/36	1,020,000	1,030,080
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series A
5.00%, due 7/1/44	690,000	690,024
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A-1
4.00%, due 5/15/54	9,000,000	8,076,982
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
5.00%, due 5/15/48	5,000,000	5,178,707
Series A
5.25%, due 12/1/54	15,000,000	15,757,897
Series A-1
5.25%, due 5/15/59	11,420,000	11,948,898
Series A
5.50%, due 12/1/59	15,000,000	15,920,619
	Principal Amount	Value

Other Revenue (continued)
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds (continued)
Series A
5.50%, due 5/15/63	$ 1,135,000	$ 1,202,413
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series C
5.25%, due 11/15/40	9,500,000	10,427,430
Series C
5.25%, due 11/15/42	4,000,000	4,335,590
Series C
5.25%, due 5/15/52	4,885,000	5,095,632
Series D-2
5.50%, due 5/15/52	5,000,000	5,333,870
TSASC, Inc., Revenue Bonds
Series B
5.00%, due 6/1/45	5,500,000	5,006,019
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/41	2,000,000	1,982,472
Series B
5.00%, due 6/1/48	12,840,000	11,601,947
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (a)	1,000,000	979,474
Series A
5.00%, due 10/1/32	900,000	869,930
Series A, Insured: AGM-CR
5.00%, due 10/1/32	1,170,000	1,176,101
Westchester County Local Development Corp., Kendal on Hudson Project, Revenue Bonds
Series B
5.00%, due 1/1/51	2,500,000	2,469,817
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project, Revenue Bonds
5.00%, due 7/1/27	270,000	276,424
5.00%, due 7/1/28	270,000	278,853
5.00%, due 7/1/29	100,000	103,176
5.00%, due 7/1/34	200,000	204,624
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds, Senior Lien
Series B
5.00%, due 6/1/41	$ 250,000	$ 250,356
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
5.25%, due 5/1/51	1,280,000	1,331,937
		614,988,724
Transportation 13.1%
Albany County Airport Authority, Revenue Bonds
4.00%, due 12/15/44	835,000	759,658
Series A
5.00%, due 12/15/43	1,750,000	1,772,324
Series A
5.00%, due 12/15/48	2,585,000	2,601,462
Buffalo & Fort Erie Public Bridge Authority, Revenue Bonds
5.00%, due 1/1/47	3,635,000	3,649,683
Metropolitan Transportation Authority, Revenue Bonds
Series D
5.00%, due 11/15/29	550,000	570,729
Series B, Insured: BAM
5.00%, due 11/15/52	8,425,000	8,533,068
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series C-2, Insured: BAM
(zero coupon), due 11/15/40	9,325,000	4,502,792
Series A-1, Insured: AGM
4.00%, due 11/15/42	2,180,000	1,993,297
Series C, Insured: AGM
4.00%, due 11/15/46	1,600,000	1,400,716
Series D
4.00%, due 11/15/48	300,000	262,663
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series A-2, Insured: AGM
5.00%, due 11/15/44	9,000,000	9,184,104
	Principal Amount	Value

Transportation (continued)
New York State Thruway Authority, Revenue Bonds
Series L
4.00%, due 1/1/36	$ 2,500,000	$ 2,508,408
Series O
4.00%, due 1/1/39	6,000,000	5,888,925
Series B, Insured: AGM
4.00%, due 1/1/45	4,450,000	4,063,641
Series P
5.25%, due 1/1/54	9,500,000	9,973,301
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds, Junior Lien
Series B, Insured: BAM
4.00%, due 1/1/45	9,050,000	8,264,259
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AGC
5.25%, due 12/31/54 (b)	10,000,000	10,160,783
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds
5.00%, due 12/1/41 (b)	2,000,000	2,009,887
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue Bonds
Series B, Insured: AGC
(zero coupon), due 12/31/54 (b)(d)	9,250,000	5,679,875
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (b)
Insured: AGM
5.00%, due 6/30/54	1,600,000	1,593,340
5.50%, due 6/30/54	16,490,000	16,741,100
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.25%, due 1/1/50 (b)	500,000	495,865

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Transportation (continued)
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Series A
4.00%, due 12/1/41	$ 1,300,000	$ 1,164,016
Series A
5.00%, due 12/1/29	1,750,000	1,822,640
5.00%, due 12/1/37	4,000,000	4,097,822
5.375%, due 6/30/60	3,955,000	3,966,577
6.00%, due 6/30/54	8,500,000	8,914,730
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (b)
Series A
5.00%, due 4/1/27	610,000	610,129
Series A
5.00%, due 4/1/29	325,000	325,026
Series A
5.00%, due 4/1/30	375,000	386,090
Series A
5.00%, due 4/1/31	1,350,000	1,388,617
Series A
5.00%, due 4/1/32	400,000	410,642
Series A
5.00%, due 4/1/34	450,000	459,591
Series A
5.00%, due 4/1/35	400,000	406,900
Series A
5.00%, due 4/1/36	1,665,000	1,677,982
Series A
5.00%, due 4/1/38	375,000	377,954
Ogdensburg Bridge and Port Authority, Revenue Bonds
5.75%, due 7/1/47 (a)(b)	1,980,000	1,753,327
Port Authority of Guam, Revenue Bonds
Series B
5.00%, due 7/1/36 (b)	625,000	632,563
Series B
5.00%, due 7/1/37 (b)	200,000	201,940
Series A
5.00%, due 7/1/48	1,235,000	1,221,805
	Principal Amount	Value

Transportation (continued)
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 221
4.00%, due 7/15/37	$ 1,900,000	$ 1,868,386
Series 214
4.00%, due 9/1/43	3,000,000	2,754,628
Series 223
4.00%, due 7/15/46	3,000,000	2,685,740
Series 231
5.50%, due 8/1/42	3,770,000	3,983,150
Syracuse Regional Airport Authority, Revenue Bonds (b)
5.00%, due 7/1/27	635,000	647,458
5.00%, due 7/1/28	875,000	898,700
5.00%, due 7/1/31	1,000,000	1,041,293
5.00%, due 7/1/34	775,000	793,917
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A-1
4.00%, due 11/15/54	10,000,000	9,085,322
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
4.00%, due 11/15/54	5,000,000	4,496,205
Series B
5.00%, due 11/15/35	9,740,000	9,938,722
Series B
5.00%, due 11/15/37	1,500,000	1,527,020
Series A
5.50%, due 11/15/57	10,000,000	10,634,990
		182,783,762
Utilities 2.8%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/33	1,255,000	1,282,752
Series A
5.00%, due 10/1/40	3,600,000	3,638,124
New York Power Authority, Revenue Bonds
Series A
4.00%, due 11/15/50	3,500,000	3,147,879
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utilities (continued)
New York Power Authority, Green Transmission Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 11/15/47	$ 2,620,000	$ 2,428,791
Series A, Insured: AGM
4.00%, due 11/15/52	8,175,000	7,449,808
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGM
3.583%, due 7/1/29	5,000,000	4,837,001
Series TT, Insured: NATL-RE
5.00%, due 7/1/26	215,000	215,096
Series XX
5.25%, due 7/1/40 (e)(f)	5,630,000	3,138,725
Utility Debt Securitization Authority, Revenue Bonds
5.00%, due 12/15/38	10,210,000	10,465,752
5.00%, due 12/15/39	2,250,000	2,301,512
		38,905,440
Water & Sewer 6.9%
Albany Municipal Water Finance Authority, Revenue Bonds
Series A
4.00%, due 12/1/50	5,670,000	5,227,898
Buffalo Municipal Water Finance Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/44	1,500,000	1,569,063
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	4,550,000	4,508,734
Series A
5.00%, due 1/1/50	9,975,000	9,887,219
Monroe County Water Authority, Water System, Revenue Bonds
3.50%, due 3/1/45	2,000,000	1,754,080
5.00%, due 8/1/37	750,000	751,291
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds
Series CC-1
5.25%, due 6/15/54	7,100,000	7,474,404
Series BB
5.25%, due 6/15/55	7,900,000	8,346,012
	Principal Amount	Value

Water & Sewer (continued)
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series EE
4.00%, due 6/15/45	$ 2,000,000	$ 1,846,553
Series DD-2
5.25%, due 6/15/47	6,435,000	6,793,528
Series AA-1
5.25%, due 6/15/52	18,280,000	19,110,477
New York State Environmental Facilities Corp., New York City Municipal Water Finance Authority Projects, Revenue Bonds
Series A
5.25%, due 6/15/53	7,125,000	7,577,036
New York State Environmental Facilities Corp., State Revolving Fund, Revenue Bonds
Series B
5.00%, due 9/15/47	1,535,000	1,598,187
Series B
5.25%, due 9/15/52	4,850,000	5,109,638
Niagara Falls Public Water Authority, Water & Sewer System, Revenue Bonds
Series A
5.00%, due 7/15/34	770,000	786,291
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
4.00%, due 7/1/47	5,000,000	4,086,690
Series B
5.00%, due 7/1/37	545,000	552,328
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/35	5,455,000	5,549,438
Series A
5.00%, due 7/1/47	2,500,000	2,366,506

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Water & Sewer (continued)
Upper Mohawk Valley Regional Water Finance Authority, Revenue Bonds
Insured: BAM
4.25%, due 4/1/48	$ 2,415,000	$ 2,331,262
		97,226,635
Total Long-Term Municipal Bonds (Cost $1,406,642,117)		1,368,568,895
Short-Term Municipal Notes 0.3%
Other Revenue 0.2%
Battery Park City Authority, Revenue Bonds, Junior Lien
Series D-1
2.50%, due 11/1/38 (g)	135,000	135,000
New York City Industrial Development Agency, 123 Washington LLC, Revenue Bonds
2.45%, due 10/1/42 (g)	3,300,000	3,300,000
		3,435,000
Transportation 0.1%
Metropolitan Transportation Authority, Revenue Bonds
Series G-1
2.55%, due 11/1/32 (g)	975,000	975,000
Total Short-Term Municipal Notes (Cost $4,410,000)		4,410,000
Total Municipal Bonds (Cost $1,411,052,117)		1,372,978,895

	Shares
Closed-End Funds 0.3%
New York 0.3%
BlackRock MuniHoldings New York Quality Fund, Inc.	63,979	635,951
BlackRock MuniYield New York Quality Fund, Inc.	93,409	906,068
BlackRock New York Municipal Income Trust	75,850	752,432
Eaton Vance New York Municipal Bond Fund	12,636	118,273
	Shares	Value

New York (continued)
Nuveen New York AMT-Free Quality Municipal Income Fund	171,267	$ 1,712,670
Nuveen New York Quality Municipal Income Fund	53,530	604,889
Total Closed-End Funds (Cost $5,619,556)		4,730,283
Short-Term Investment 0.9%
Unaffiliated Investment Company 0.9%
Dreyfus Government Cash Management - Institutional Shares, 4.237% (c)(h)	12,389,901	12,389,901
Total Short-Term Investment (Cost $12,389,901)		12,389,901
Total Investments (Cost $1,429,061,574)	99.4%	1,390,099,079
Other Assets, Less Liabilities	0.6	8,687,967
Net Assets	100.0%	$ 1,398,787,046

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2025.
(d)	Step coupon—Rate shown was the rate in effect as of April 30, 2025.
(e)	Issue in default.
(f)	Issue in non-accrual status.
(g)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(h)	Current yield as of April 30, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
Futures Contracts
As of April 30, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(190)	June 2025	$ (22,401,895)	$ (22,158,750)	$ 243,145

1.	As of April 30, 2025, cash in the amount of $703,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2025.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
SONYMA—State of New York Mortgage Agency
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,368,568,895	$ —	$ 1,368,568,895
Short-Term Municipal Notes	—	4,410,000	—	4,410,000
Total Municipal Bonds	—	1,372,978,895	—	1,372,978,895
Closed-End Funds	4,730,283	—	—	4,730,283
Short-Term Investment
Unaffiliated Investment Company	12,389,901	—	—	12,389,901
Total Investments in Securities	17,120,184	1,372,978,895	—	1,390,099,079
Other Financial Instruments
Futures Contracts (b)	243,145	—	—	243,145
Total Investments in Securities and Other Financial Instruments	$ 17,363,329	$ 1,372,978,895	$ —	$ 1,390,342,224

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay New York Muni Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (identified cost $1,429,061,574)	$1,390,099,079
Cash collateral on deposit at broker for futures contracts	703,000
Receivables:
Dividends and interest	20,037,649
Investment securities sold	6,709,440
Fund shares sold	4,119,422
Variation margin on futures contracts	83,124
Other assets	62,870
Total assets	1,421,814,584
Liabilities
Payables:
Investment securities purchased	17,485,145
Fund shares redeemed	4,045,287
Manager (See Note 3)	513,313
NYLIFE Distributors (See Note 3)	200,824
Transfer agent (See Note 3)	54,996
Professional fees	34,855
Custodian	9,286
Distributions payable	683,832
Total liabilities	23,027,538
Net assets	$1,398,787,046
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$150,187
Additional paid-in-capital	1,584,965,911
1,585,116,098
Total distributable earnings (loss)	(186,329,052)
Net assets	$1,398,787,046
Class A
Net assets applicable to outstanding shares	$859,769,941
Shares of beneficial interest outstanding	92,321,212
Net asset value per share outstanding	$9.31
Maximum sales charge (3.00% of offering price)	0.29
Maximum offering price per share outstanding	$9.60
Investor Class
Net assets applicable to outstanding shares	$430,110
Shares of beneficial interest outstanding	46,167
Net asset value per share outstanding	$9.32
Maximum sales charge (2.50% of offering price)	0.24
Maximum offering price per share outstanding	$9.56
Class C
Net assets applicable to outstanding shares	$56,583,004
Shares of beneficial interest outstanding	6,075,324
Net asset value and offering price per share outstanding	$9.31
Class C2
Net assets applicable to outstanding shares	$2,581,345
Shares of beneficial interest outstanding	277,298
Net asset value and offering price per share outstanding	$9.31
Class I
Net assets applicable to outstanding shares	$471,467,102
Shares of beneficial interest outstanding	50,612,400
Net asset value and offering price per share outstanding	$9.32
Class R6
Net assets applicable to outstanding shares	$7,955,544
Shares of beneficial interest outstanding	854,304
Net asset value and offering price per share outstanding	$9.31

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$30,551,218
Dividends	168,866
Total income	30,720,084
Expenses
Manager (See Note 3)	3,166,604
Distribution/Service—Class A (See Note 3)	1,083,389
Distribution/Service—Investor Class (See Note 3)	546
Distribution/Service—Class C (See Note 3)	147,467
Distribution/Service—Class C2 (See Note 3)	8,017
Transfer agent (See Note 3)	180,426
Professional fees	70,982
Custodian	55,137
Registration	20,514
Shareholder communication	16,413
Trustees	15,679
Miscellaneous	22,166
Total expenses	4,787,340
Net investment income (loss)	25,932,744
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(6,531,854)
Futures transactions	788,350
Net realized gain (loss)	(5,743,504)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(43,427,141)
Futures contracts	243,145
Net change in unrealized appreciation (depreciation)	(43,183,996)
Net realized and unrealized gain (loss)	(48,927,500)
Net increase (decrease) in net assets resulting from operations	$(22,994,756)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay New York Muni Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$25,932,744	$42,848,630
Net realized gain (loss)	(5,743,504)	(1,462,849)
Net change in unrealized appreciation (depreciation)	(43,183,996)	94,041,063
Net increase (decrease) in net assets resulting from operations	(22,994,756)	135,426,844
Distributions to shareholders:
Class A	(15,805,330)	(27,400,318)
Investor Class	(7,918)	(13,658)
Class C	(993,941)	(2,133,773)
Class C2	(39,663)	(55,898)
Class I	(9,518,159)	(16,259,869)
Class R6	(176,390)	(246,083)
Total distributions to shareholders	(26,541,401)	(46,109,599)
Capital share transactions:
Net proceeds from sales of shares	276,129,033	543,532,021
Net asset value of shares issued to shareholders in reinvestment of distributions	22,367,131	38,568,947
Cost of shares redeemed	(262,834,343)	(288,872,091)
Increase (decrease) in net assets derived from capital share transactions	35,661,821	293,228,877
Net increase (decrease) in net assets	(13,874,336)	382,546,122
Net Assets
Beginning of period	1,412,661,382	1,030,115,260
End of period	$1,398,787,046	$1,412,661,382
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.63	$8.85	$8.89	$10.94	$10.63	$10.68
Net investment income (loss)	0.17(a)	0.32(a)	0.30(a)	0.24(a)	0.22(a)	0.29
Net realized and unrealized gain (loss)	(0.32)	0.81	0.00‡	(2.00)	0.34	(0.04)
Total from investment operations	(0.15)	1.13	0.30	(1.76)	0.56	0.25
Less distributions:
From net investment income	(0.17)	(0.35)	(0.34)	(0.29)	(0.25)	(0.30)
Net asset value at end of period	$9.31	$9.63	$8.85	$8.89	$10.94	$10.63
Total investment return (b)	(1.56)%	12.84%	3.18%	(16.36)%	5.32%	2.35%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.56%††	3.37%	3.22%	2.37%	2.02%	2.38%
Net expenses (c)	0.75%††	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses (before waiver/reimbursement) (c)	0.75%††	0.76%	0.76%	0.76%	0.76%	0.80%
Portfolio turnover rate	21%(d)	16%(d)	69%	53%(d)	10%(d)	29%(d)
Net assets at end of period (in 000’s)	$859,770	$857,582	$629,501	$690,832	$907,662	$688,870

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.64	$8.85	$8.89	$10.94	$10.63	$10.68
Net investment income (loss)	0.17(a)	0.32(a)	0.30(a)	0.24(a)	0.22(a)	0.25
Net realized and unrealized gain (loss)	(0.32)	0.82	0.00‡	(2.00)	0.34	0.00‡
Total from investment operations	(0.15)	1.14	0.30	(1.76)	0.56	0.25
Less distributions:
From net investment income	(0.17)	(0.35)	(0.34)	(0.29)	(0.25)	(0.30)
Net asset value at end of period	$9.32	$9.64	$8.85	$8.89	$10.94	$10.63
Total investment return (b)	(1.47)%	12.81%	3.15%	(16.37)%	5.32%	2.33%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.53%††	3.35%	3.19%	2.37%	2.03%	2.39%
Net expenses (c)	0.78%††	0.77%	0.77%	0.76%	0.76%	0.77%
Expenses (before waiver/reimbursement) (c)	0.78%††	0.78%	0.78%	0.77%	0.77%	0.82%
Portfolio turnover rate	21%(d)	16%(d)	69%	53%(d)	10%(d)	29%(d)
Net assets at end of period (in 000's)	$430	$461	$329	$301	$375	$414

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay New York Muni Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.63	$8.85	$8.89	$10.94	$10.63	$10.68
Net investment income (loss)	0.16(a)	0.30(a)	0.28(a)	0.21(a)	0.19(a)	0.24
Net realized and unrealized gain (loss)	(0.32)	0.80	(0.01)	(2.00)	0.35	(0.02)
Total from investment operations	(0.16)	1.10	0.27	(1.79)	0.54	0.22
Less distributions:
From net investment income	(0.16)	(0.32)	(0.31)	(0.26)	(0.23)	(0.27)
Net asset value at end of period	$9.31	$9.63	$8.85	$8.89	$10.94	$10.63
Total investment return (b)	(1.70)%	12.53%	2.89%	(16.58)%	5.05%	2.08%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.28%††	3.10%	2.94%	2.11%	1.77%	2.13%
Net expenses (c)	1.03%††	1.02%	1.02%	1.01%	1.01%	1.02%
Expenses (before waiver/reimbursement) (c)	1.03%††	1.03%	1.03%	1.02%	1.02%	1.07%
Portfolio turnover rate	21%(d)	16%(d)	69%	53%(d)	10%(d)	29%(d)
Net assets at end of period (in 000’s)	$56,583	$62,222	$61,438	$73,022	$111,681	$107,117

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Six months ended April 30,	Year Ended October 31,				August 31, 2020^ through October 31,
Class C2	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.63	$8.85	$8.88	$10.94	$10.63	$10.72
Net investment income (loss)	0.15(a)	0.28(a)	0.26(a)	0.20(a)	0.17(a)	0.04
Net realized and unrealized gain (loss)	(0.32)	0.81	0.01	(2.02)	0.35	(0.09)
Total from investment operations	(0.17)	1.09	0.27	(1.82)	0.52	(0.05)
Less distributions:
From net investment income	(0.15)	(0.31)	(0.30)	(0.24)	(0.21)	(0.04)
Net asset value at end of period	$9.31	$9.63	$8.85	$8.88	$10.94	$10.63
Total investment return (b)	(1.77)%	12.36%	2.86%	(16.80)%	4.89%	(0.50)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.14%††	2.95%	2.79%	1.96%	1.55%	1.32%††
Net expenses (c)	1.18%††	1.17%	1.17%	1.16%	1.15%	1.17%††
Expenses (before waiver/reimbursement) (c)	1.18%††	1.18%	1.18%	1.17%	1.16%	1.22%††
Portfolio turnover rate	21%(d)	16%(d)	69%	53%(d)	10%(d)	29%(d)
Net assets at end of period (in 000’s)	$2,581	$2,182	$1,476	$1,638	$1,861	$315

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.63	$8.85	$8.89	$10.94	$10.63	$10.68
Net investment income (loss)	0.18(a)	0.35(a)	0.33(a)	0.26(a)	0.25(a)	0.32
Net realized and unrealized gain (loss)	(0.31)	0.80	(0.01)	(2.00)	0.34	(0.05)
Total from investment operations	(0.13)	1.15	0.32	(1.74)	0.59	0.27
Less distributions:
From net investment income	(0.18)	(0.37)	(0.36)	(0.31)	(0.28)	(0.32)
Net asset value at end of period	$9.32	$9.63	$8.85	$8.89	$10.94	$10.63
Total investment return (b)	(1.33)%	13.12%	3.43%	(16.15)%	5.59%	2.61%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.81%††	3.62%	3.46%	2.63%	2.27%	2.64%
Net expenses (c)	0.50%††	0.50%	0.50%	0.50%	0.50%	0.50%
Expenses (before waiver/reimbursement) (c)	0.50%††	0.51%	0.51%	0.51%	0.51%	0.55%
Portfolio turnover rate	21%(d)	16%(d)	69%	53%(d)	10%(d)	29%(d)
Net assets at end of period (in 000’s)	$471,467	$480,713	$334,748	$294,456	$353,955	$261,819

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Six months ended April 30,	Year Ended October 31,				November 1, 2019^ through October 31,
Class R6	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.63	$8.85	$8.89	$10.94	$10.63	$10.69
Net investment income (loss)	0.18(a)	0.35(a)	0.33(a)	0.27(a)	0.26(a)	0.29
Net realized and unrealized gain (loss)	(0.31)	0.81	(0.01)	(2.01)	0.33	(0.03)
Total from investment operations	(0.13)	1.16	0.32	(1.74)	0.59	0.26
Less distributions:
From net investment income	(0.19)	(0.38)	(0.36)	(0.31)	(0.28)	(0.32)
Net asset value at end of period	$9.31	$9.63	$8.85	$8.89	$10.94	$10.63
Total investment return (b)	(1.43)%	13.14%	3.45%	(16.14)%	5.61%	2.60%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.83%††	3.63%	3.51%	2.67%	2.34%	2.39%
Net expenses (c)	0.48%††	0.48%	0.48%	0.48%	0.47%	0.48%
Expenses (before waiver/reimbursement) (c)	0.48%††	0.48%	0.48%	0.48%	0.49%	0.54%
Portfolio turnover rate	21%(d)	16%(d)	69%	53%(d)	10%(d)	29%(d)
Net assets at end of period (in 000’s)	$7,956	$9,500	$2,624	$724	$806	$1,404

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay New York Muni Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay New York Muni Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	May 14, 2012
Investor Class	May 14, 2012
Class C	May 14, 2012
Class C2	August 31, 2020
Class I	May 14, 2012
Class R6	November 1, 2019
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C and Class C2 shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C and Class C2 shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C and Class C2 shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C and Class C2 shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and New York state and, in some cases, New York local income taxes.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the

27

Notes to Financial Statements (Unaudited) (continued)
Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal

28	NYLI MacKay New York Muni Fund

market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
In calculating NAV, each closed-end fund is valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on closed-end funds is taken from the exchange where the security is primarily traded. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity. These closed-end funds are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of
29

Notes to Financial Statements (Unaudited) (continued)
shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico as of April 30, 2025, that represent 6.3% of the Fund’s net assets, of which 8.3% are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt. As of April 30, 2025, the Puerto Rico Electric Power Authority (“PREPA”) remains in bankruptcy. The continued delay in resolving the PREPA bankruptcy could delay needed investment into public power generation and distribution assets, which are essential components to a productive economy. Failure to provide reliable electricity could result in the Commonwealth’s inability to service debt on other municipal territorial investments the Fund may hold.

30	NYLI MacKay New York Muni Fund

Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(J) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of April 30, 2025:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$243,145	$243,145
Total Fair Value	$243,145	$243,145

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$788,350	$788,350
Total Net Realized Gain (Loss)	$788,350	$788,350

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$243,145	$243,145
Total Net Change in Unrealized Appreciation (Depreciation)	$243,145	$243,145

Average Notional Amount	Total
Futures Contracts Short (a)	$(42,905,573)

(a)	Positions were open for three months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.45% on assets up to $1 billion; 0.43% on assets from $1 billion to $3 billion; and 0.42% on assets over $3 billion. During the six-month period ended April 30, 2025, the effective management fee rate was 0.44% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class A shares do not exceed 0.75% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points to Investor Class,
31

Notes to Financial Statements (Unaudited) (continued)
Class C, Class C2 and Class I shares. New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $3,166,604 and paid the Subadvisor fees in the amount of $1,583,302.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class C2 Plan, Class C2 shares pay the Distributor a monthly distribution fee at an annual rate of 0.40% of the average daily net assets of the Class C2 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C2 shares, for a total 12b-1 fee of 0.65%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $3,477 and $1, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2025, of $85,321 and $5,832, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$104,689	$—
Investor Class	116	—
Class C	15,694	—
Class C2	661	—
Class I	59,086	—
Class R6	180	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.

32	NYLI MacKay New York Muni Fund

(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class C2	$24,578	1.0%
Class R6	26,103	0.3
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,435,508,451	$2,577,084	$(47,986,456)	$(45,409,372)
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $129,960,829, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$44,192	$85,769
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$1,649,834
Exempt Interest Dividends	44,459,765
Total	$46,109,599
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $308,457 and $294,088, respectively.
33

Notes to Financial Statements (Unaudited) (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	14,310,603	$136,430,682
Shares issued to shareholders in reinvestment of distributions	1,467,767	14,021,199
Shares redeemed	(12,498,148)	(118,472,619)
Net increase (decrease) in shares outstanding before conversion	3,280,222	31,979,262
Shares converted into Class A (See Note 1)	162	1,579
Net increase (decrease)	3,280,384	$31,980,841
Year ended October 31, 2024:
Shares sold	32,784,373	$316,662,247
Shares issued to shareholders in reinvestment of distributions	2,502,805	24,159,675
Shares redeemed	(17,402,548)	(167,397,163)
Net increase (decrease) in shares outstanding before conversion	17,884,630	173,424,759
Shares converted into Class A (See Note 1)	39,026	377,746
Shares converted from Class A (See Note 1)	(12,537)	(121,140)
Net increase (decrease)	17,911,119	$173,681,365

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	192	$1,841
Shares issued to shareholders in reinvestment of distributions	800	7,651
Shares redeemed	(5,259)	(50,607)
Net increase (decrease) in shares outstanding before conversion	(4,267)	(41,115)
Shares converted into Investor Class (See Note 1)	2,566	24,763
Net increase (decrease)	(1,701)	$(16,352)
Year ended October 31, 2024:
Shares sold	28,953	$281,260
Shares issued to shareholders in reinvestment of distributions	1,368	13,210
Shares redeemed	(4,576)	(43,997)
Net increase (decrease) in shares outstanding before conversion	25,745	250,473
Shares converted into Investor Class (See Note 1)	438	4,251
Shares converted from Investor Class (See Note 1)	(15,480)	(150,000)
Net increase (decrease)	10,703	$104,724

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	600,015	$5,745,214
Shares issued to shareholders in reinvestment of distributions	87,360	834,986
Shares redeemed	(1,069,184)	(10,260,156)
Net increase (decrease) in shares outstanding before conversion	(381,809)	(3,679,956)
Shares converted from Class C (See Note 1)	(2,731)	(26,342)
Net increase (decrease)	(384,540)	$(3,706,298)
Year ended October 31, 2024:
Shares sold	1,602,899	$15,516,880
Shares issued to shareholders in reinvestment of distributions	182,596	1,762,235
Shares redeemed	(2,242,952)	(21,621,613)
Net increase (decrease) in shares outstanding before conversion	(457,457)	(4,342,498)
Shares converted from Class C (See Note 1)	(23,977)	(231,997)
Net increase (decrease)	(481,434)	$(4,574,495)

Class C2	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	98,012	$936,548
Shares issued to shareholders in reinvestment of distributions	4,155	39,663
Shares redeemed	(51,545)	(495,202)
Net increase (decrease)	50,622	$481,009
Year ended October 31, 2024:
Shares sold	85,819	$830,044
Shares issued to shareholders in reinvestment of distributions	5,794	55,898
Shares redeemed	(31,817)	(307,165)
Net increase (decrease)	59,796	$578,777

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	13,812,882	$131,974,302
Shares issued to shareholders in reinvestment of distributions	763,989	7,300,851
Shares redeemed	(13,862,345)	(131,101,735)
Net increase (decrease)	714,526	$8,173,418
Year ended October 31, 2024:
Shares sold	21,033,423	$202,540,747
Shares issued to shareholders in reinvestment of distributions	1,277,399	12,333,336
Shares redeemed	(10,239,109)	(98,224,450)
Net increase (decrease) in shares outstanding before conversion	12,071,713	116,649,633
Shares converted into Class I (See Note 1)	12,537	121,140
Net increase (decrease)	12,084,250	$116,770,773

34	NYLI MacKay New York Muni Fund

Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	109,627	$1,040,446
Shares issued to shareholders in reinvestment of distributions	17,029	162,781
Shares redeemed	(258,831)	(2,454,024)
Net increase (decrease)	(132,175)	$(1,250,797)
Year ended October 31, 2024:
Shares sold	796,825	$7,700,843
Shares issued to shareholders in reinvestment of distributions	25,326	244,593
Shares redeemed	(132,128)	(1,277,703)
Net increase (decrease)	690,023	$6,667,733
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
35

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
36

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

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the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
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Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
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overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
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respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
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The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
43

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
44

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
45

NYLI MacKay Short Term Muni Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 97.8%
Long-Term Municipal Bonds 93.5%
Alabama 5.1%
Alabama Community College System, Coastal Alabama Community College, Revenue Bonds
Insured: BAM
4.00%, due 10/1/27	$ 500,000	$ 506,679
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B-1
4.00%, due 4/1/53 (a)	3,920,000	3,906,723
Series B
4.27%, due 4/1/53	7,195,000	6,977,860
Series C-1
5.25%, due 12/1/25	880,000	886,609
Series F
5.50%, due 11/1/53 (a)	10,000,000	10,427,342
City of Decatur, Limited General Obligation
Series A
2.00%, due 10/1/26	1,900,000	1,848,944
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series A-1
5.50%, due 11/1/53 (a)	1,510,000	1,618,478
Houston County Health Care Authority, Southeast Alabama Medical Center, Revenue Bonds
Series A
5.00%, due 10/1/30	2,000,000	2,008,687
Southeast Energy Authority A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	1,870,000	1,921,324
Southeast Energy Authority A Cooperative District, Revenue Bonds (a)
Series C
5.00%, due 5/1/55	3,000,000	3,142,012
Series B
5.25%, due 3/1/55	2,500,000	2,638,996
Southeast Energy Authority A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (a)	10,000,000	10,604,400
		46,488,054
	Principal Amount	Value

Arizona 3.7%
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series B
3.87%, due 1/1/46	$ 2,400,000	$ 2,392,351
Series B
3.87%, due 1/1/46	600,000	597,032
Series B
3.87%, due 1/1/46	12,000,000	11,880,705
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/29	12,000,000	12,613,566
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/29 (b)	6,210,000	6,533,019
		34,016,673
California 13.0%
Alameda Corridor Transportation Authority, Revenue Bonds, Sub. Lien
Series B, Insured: AGM-CR AMBAC
(zero coupon), due 10/1/27	4,500,000	4,055,567
Anaheim Public Financing Authority, Convention Center Expansion, Revenue Bonds
Series A, Insured: AGM
2.093%, due 7/1/27	1,135,000	1,086,550
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien
Series B
5.00%, due 7/1/31 (b)	3,250,000	3,458,560
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (a)
Series B
5.00%, due 1/1/55	2,000,000	2,063,938
Series D
5.00%, due 2/1/55	3,000,000	3,156,310
Series C
5.25%, due 1/1/54	4,500,000	4,677,396

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
California Infrastructure & Economic Development Bank, J Paul Getty Trust (The), Revenue Bonds
Series B-2
3.00%, due 10/1/47 (a)	$ 5,500,000	$ 5,436,058
California Municipal Finance Authority, University of San Diego, Revenue Bonds
Series B
2.326%, due 10/1/27	1,590,000	1,519,374
California Municipal Finance Authority, Waste Management, Inc. Project, Revenue Bonds
Series A
3.75%, due 11/1/46 (a)(b)	5,000,000	4,998,418
California Municipal Finance Authority, Waste Management, Inc., Revenue Bonds
Series A
4.125%, due 10/1/41 (a)(b)	5,000,000	5,002,168
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series A
1.75%, due 9/1/29	11,500,000	10,199,335
Clovis Unified School District, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/25	2,500,000	2,479,567
Corona-Norco Unified School District, Unlimited General Obligation
Series A
5.00%, due 8/1/44	960,000	964,298
Eastern Municipal Water District, Revenue Bonds
Series A
3.00%, due 7/1/25	4,095,000	4,092,134
Golden State Tobacco Securitization Corp., Revenue Bonds
Series B, Insured: State Appropriations
2.246%, due 6/1/29	3,900,000	3,588,146
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.00%, due 8/1/26	3,000,000	3,066,943
	Principal Amount	Value

California (continued)
Inglewood Unified School District, Election of 2020, Unlimited General Obligation (continued)
Series B
5.00%, due 8/1/27	$ 1,520,000	$ 1,582,415
Series B
5.00%, due 8/1/32	1,100,000	1,220,535
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A
5.00%, due 7/1/25	2,350,000	2,352,945
Series B
5.00%, due 7/1/25	1,200,000	1,200,737
Series A
5.00%, due 7/1/26	2,000,000	2,031,143
Series A
5.00%, due 7/1/27	675,000	690,754
Series D
5.00%, due 7/1/27	655,000	674,711
Series A
5.00%, due 7/1/29	430,000	449,995
Series A
5.00%, due 7/1/29	5,000,000	5,232,503
Series A
5.00%, due 7/1/30	1,915,000	2,019,919
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series A
5.00%, due 7/1/29	335,000	350,578
Series B
5.00%, due 7/1/29	1,000,000	1,046,501
Sacramento City Financing Authority, Tax Allocation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/25	5,000,000	4,887,312
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/28	1,500,000	1,566,469
Series B
5.00%, due 7/1/29	1,750,000	1,838,955

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series
Series A
5.00%, due 5/1/29 (b)	$ 4,000,000	$ 4,186,392
San Jose Evergreen Community College District, Unlimited General Obligation
Series B
5.543%, due 7/1/43	4,955,000	4,922,817
Saratoga Union School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 9/1/26	6,500,000	6,239,046
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1
5.00%, due 7/1/28	3,260,000	3,387,592
Series 1
5.00%, due 7/1/28	470,000	488,395
Series 1
5.00%, due 7/1/32	1,480,000	1,585,461
Series 1
5.00%, due 7/1/32	2,145,000	2,297,846
Southern California Public Power Authority, Windy Point/Windy Flats Project, Revenue Bonds
Series 1
5.00%, due 7/1/29	1,220,000	1,280,090
Southern California Public Power Authority, Apex Power Project, Revenue Bonds
Series A
5.00%, due 7/1/30	4,225,000	4,470,696
University of California, Revenue Bonds
Series BG
1.614%, due 5/15/30	2,395,000	2,117,676
		117,966,245
	Principal Amount	Value

Colorado 2.6%
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.00%, due 12/15/26	$ 5,000,000	$ 4,861,985
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
5.00%, due 12/1/25	5,370,000	5,411,952
Series A
5.00%, due 12/1/26	2,750,000	2,811,448
Colorado Bridge Enterprise, Central 70 Project, Revenue Bonds
4.00%, due 6/30/27 (b)	4,475,000	4,476,418
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/25	4,500,000	4,445,481
Gunnison County Housing Authority, Whetstone Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 6/1/27	600,000	619,007
Insured: BAM
5.00%, due 6/1/28	550,000	574,371
Insured: BAM
5.00%, due 6/1/29	775,000	817,259
		24,017,921
Connecticut 0.2%
State of Connecticut, Unlimited General Obligation
Series A
3.00%, due 1/15/26	2,260,000	2,253,856
District of Columbia 1.9%
District of Columbia, Gallery Place Project, Tax Allocation
5.00%, due 6/1/27	1,090,000	1,091,571
District of Columbia Housing Finance Agency, Wesley Hawaii LLC, Revenue Bonds
3.65%, due 7/1/28 (a)	2,620,000	2,633,892
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
District of Columbia (continued)
District of Columbia Housing Finance Agency, Belmont Crossing Phase II, Revenue Bonds
Series B
5.00%, due 3/1/29 (a)	$ 2,750,000	$ 2,863,985
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/27	2,160,000	2,234,983
Series A
5.00%, due 10/1/28	1,020,000	1,068,307
Series A
5.00%, due 10/1/29	7,000,000	7,381,416
		17,274,154
Florida 2.3%
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/29 (b)	2,000,000	2,098,986
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AGM
5.25%, due 9/1/27	2,000,000	2,087,424
Greater Orlando Aviation Authority, Revenue Bonds
Series A
5.00%, due 10/1/26 (b)	4,225,000	4,314,496
Miami-Dade County Housing Finance Authority, Rainbow Village Project, Revenue Bonds
Series B, Insured: HUD Sector 8
3.55%, due 3/1/29 (a)	2,000,000	2,005,920
State of Florida, Unlimited General Obligation
Series B
5.00%, due 7/1/25	9,665,000	9,691,464
Village Community Development District No. 12, Special Assessment
3.25%, due 5/1/26	950,000	946,034
		21,144,324
	Principal Amount	Value

Georgia 2.9%
City of Atlanta, Department of Aviation, Revenue Bonds
Series B
5.00%, due 7/1/27 (b)	$ 2,185,000	$ 2,253,521
Decatur Housing Authority, Calvin Court Project, Revenue Bonds
3.60%, due 8/1/28 (a)	2,150,000	2,158,952
Development Authority of Monroe County (The), Georgia Power Co. Scherer, Revenue Bonds, First Series
Series 1
1.00%, due 7/1/49 (a)	1,590,000	1,511,860
Main Street Natural Gas, Inc., Revenue Bonds (a)
Series A
4.00%, due 7/1/52	7,490,000	7,486,788
Series A
5.00%, due 5/1/54	1,260,000	1,325,669
Series B
5.00%, due 12/1/54	3,145,000	3,303,057
Series E
5.00%, due 5/1/55	3,645,000	3,785,258
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A
5.00%, due 1/1/26	970,000	979,756
State of Georgia, Unlimited General Obligation
Series A
5.00%, due 7/1/25	3,170,000	3,178,626
		25,983,487
Guam 0.1%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series A
5.00%, due 10/1/29 (b)	500,000	516,384
Hawaii 0.5%
State of Hawaii, Airports System, Revenue Bonds
Series A
5.00%, due 7/1/28 (b)	1,000,000	1,044,312

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hawaii (continued)
State of Hawaii, Unlimited General Obligation
Series FH
5.00%, due 10/1/28	$ 3,620,000	$ 3,692,020
		4,736,332
Idaho 0.1%
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
3.35%, due 7/1/28	1,150,000	1,144,573
Illinois 4.5%
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series C
5.00%, due 1/1/30 (b)	5,000,000	5,262,326
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/30	1,000,000	1,044,332
Series B, Insured: AGM-CR
7.375%, due 1/1/33	1,250,000	1,375,633
City of Country Club Hills, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/25	1,230,000	1,230,818
Illinois Finance Authority, American Water Capital Corp., Revenue Bonds
2.45%, due 10/1/39 (a)	2,250,000	2,064,046
Illinois Finance Authority, Presbyterian Homes Obligated Group, Revenue Bonds
Series B
4.32%, due 5/1/42	1,125,000	1,116,168
Kane & DeKalb Counties Community Unit School District No. 302, Kaneland, Unlimited General Obligation
Series B, Insured: AGC
(zero coupon), due 2/1/29	2,200,000	1,891,711
	Principal Amount	Value

Illinois (continued)
La Salle & Bureau Counties Township High School District No. 120, LaSalle-Peru, Unlimited General Obligation
Insured: AGC
5.00%, due 12/1/32	$ 1,960,000	$ 2,134,733
Peoria Tazewell Etc Counties Community College District No. 514, Unlimited General Obligation
Series B
6.25%, due 12/1/27	2,665,000	2,859,957
Series B
6.25%, due 12/1/28	2,000,000	2,197,695
Series B
6.25%, due 12/1/29	775,000	870,117
State of Illinois, Unlimited General Obligation
3.50%, due 6/1/31	1,700,000	1,626,254
Series D
5.00%, due 11/1/25	5,100,000	5,139,748
Series A
5.00%, due 3/1/29	3,745,000	3,923,018
Series B
5.00%, due 10/1/29	800,000	842,227
Series C
5.00%, due 11/1/29	5,920,000	6,102,567
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/25	100,000	100,379
5.00%, due 12/1/27	1,145,000	1,178,688
		40,960,417
Indiana 2.2%
Center Grove Community School Corp., Limited General Obligation
Insured: State Intercept
5.00%, due 7/1/25	1,760,000	1,762,176
Insured: State Intercept
5.00%, due 1/1/26	1,805,000	1,817,683
Insured: State Intercept
5.00%, due 1/1/26	1,000,000	1,007,026
Hamilton Southeastern Schools, Limited General Obligation
Series A, Insured: State Intercept
5.00%, due 6/30/25	2,150,000	2,154,859
Series A, Insured: State Intercept
5.00%, due 12/31/25	1,430,000	1,446,084
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Indiana (continued)
Indiana Finance Authority, Indianapolis Power & Light Co. Project, Revenue Bonds
Series B
0.65%, due 8/1/25	$ 1,500,000	$ 1,484,249
Series A
0.75%, due 12/1/38 (a)	2,000,000	1,942,120
Indiana Finance Authority, Republic Services, Inc. Project, Revenue Bonds
Series B
3.40%, due 5/1/28 (a)	6,000,000	5,996,346
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Revenue Bonds
Series D
5.00%, due 1/1/26 (b)	2,495,000	2,521,743
		20,132,286
Iowa 0.3%
Iowa Finance Authority, Renewable Natural Gas Project, Green Bond, Revenue Bonds
3.875%, due 1/1/42 (a)(b)	2,000,000	1,994,227
Iowa Student Loan Liquidity Corp., Revenue Bonds, Senior Lien
Series B
5.00%, due 12/1/28 (b)	565,000	585,553
		2,579,780
Kansas 0.1%
Reno County Unified School District No. 309, Nickerson, Unlimited General Obligation
Insured: AGM
5.00%, due 9/1/27	775,000	803,677
Kentucky 1.0%
County of Owen, American Water Capital Corp., Revenue Bonds
Series A
2.45%, due 6/1/39 (a)	3,000,000	2,761,294
Kenton County Airport Board, Revenue Bonds (b)
Series A
5.00%, due 1/1/29	1,125,000	1,174,894
Series A
5.00%, due 1/1/30	1,250,000	1,315,581
	Principal Amount	Value

Kentucky (continued)
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/27	$ 4,245,000	$ 4,252,941
		9,504,710
Louisiana 0.2%
Jefferson Sales Tax District, Revenue Bonds
Series A, Insured: AGM
5.00%, due 12/1/26	1,500,000	1,540,749
Maine 0.2%
Finance Authority of Maine, Supplemental Education Loan Program, Revenue Bonds
Series A-1, Insured: AGM
5.00%, due 12/1/28 (b)	1,000,000	1,031,196
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AGM State Aid Withholding
5.00%, due 7/1/26	200,000	204,150
Series C, Insured: AGM State Aid Withholding
5.00%, due 7/1/27	200,000	207,757
		1,443,103
Maryland 0.8%
State of Maryland, Unlimited General Obligation, Second Series
Series A
5.00%, due 8/1/29	5,000,000	5,407,362
State of Maryland Department of Transportation, BWI International Thurgood Marshall Airport, Revenue Bonds
Series A, Insured: AGC
5.00%, due 8/1/27 (b)	1,840,000	1,899,749
		7,307,111

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Massachusetts 0.3%
Massachusetts Housing Finance Agency, Revenue Bonds
Series B-2
0.80%, due 12/1/25	$ 1,260,000	$ 1,231,913
Town of Sutton, Unlimited General Obligation
2.05%, due 6/1/26	1,950,000	1,910,566
		3,142,479
Michigan 3.7%
City of Detroit, Water Sewage Disposal System, Revenue Bonds
Series D, Insured: AGM
3.655%, due 7/1/32	13,500,000	13,268,861
Michigan Finance Authority, Revenue Bonds, Senior Lien
Series A-1
2.326%, due 6/1/30	352,749	349,460
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds
Series MI-3
3.75%, due 12/1/38 (a)	3,000,000	3,041,730
Michigan Finance Authority, Trinity Health Corp., Revenue Bonds
Series MI-2
3.875%, due 12/1/44 (a)(c)	7,000,000	7,001,144
Michigan State Housing Development Authority, Revenue Bonds
Series A
3.30%, due 6/1/28	1,775,000	1,759,473
Series A
3.40%, due 6/1/29	2,625,000	2,607,294
Series A
3.45%, due 12/1/29	1,490,000	1,480,042
Series A
3.60%, due 12/1/30	1,110,000	1,093,754
Michigan Strategic Fund, Consumers Energy Co., Revenue Bonds
3.35%, due 10/1/49 (a)(b)	2,000,000	1,969,974
Walled Lake Consolidated School District, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/25	685,000	685,000
Insured: Q-SBLF
5.00%, due 5/1/26	650,000	661,497
		33,918,229
	Principal Amount	Value

Minnesota 3.5%
City of Minneapolis, Unlimited General Obligation
4.00%, due 12/1/25	$ 5,500,000	$ 5,527,997
County of Washington, Limited General Obligation
Series A
2.00%, due 2/1/32	1,395,000	1,221,051
County of Washington, Unlimited General Obligation
Series A
2.25%, due 2/1/28	4,000,000	3,823,208
Metropolitan Council, Unlimited General Obligation
Series C
2.50%, due 3/1/29	5,605,000	5,329,792
Shakopee Independent School District No. 720, Unlimited General Obligation
Series C, Insured: SD CRED PROG
(zero coupon), due 2/1/29	5,155,000	4,470,273
South Washington County Independent School District No. 833, School Building, Unlimited General Obligation
Series B, Insured: SD CRED PROG
3.00%, due 2/1/27	8,040,000	7,962,593
State of Minnesota, Unlimited General Obligation
Series B
5.00%, due 8/1/32	3,000,000	3,371,951
		31,706,865
Mississippi 0.3%
State of Mississippi, Unlimited General Obligation
Series C
4.053%, due 10/1/27	3,135,000	3,139,602
Missouri 0.2%
Kansas City Municipal Assistance Corp., Leasehold, Revenue Bonds
Series B-1, Insured: AMBAC
(zero coupon), due 4/15/26	2,000,000	1,931,012
Montana 0.5%
City of Forsyth, NorthWestern Corp., Revenue Bonds
3.875%, due 7/1/28	3,060,000	3,080,287
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Montana (continued)
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/29	$ 1,270,000	$ 1,308,297
		4,388,584
Nevada 2.3%
Clark County School District, Limited General Obligation
Series A
5.00%, due 6/15/26	5,195,000	5,299,901
Series A
5.00%, due 6/15/27	6,295,000	6,538,890
County of Clark, Department of Aviation, Revenue Bonds, Sub. Lien
Series B
5.00%, due 7/1/26 (b)	3,000,000	3,051,880
Las Vegas Convention & Visitors Authority, Convention Center Expansion and Renovation, Revenue Bonds
Series B
5.00%, due 7/1/31	5,665,000	6,096,217
		20,986,888
New Jersey 3.3%
Jersey City Municipal Utilities Authority, Water Revenue, Revenue Notes
Series A, Insured: MUN GOVT GTD
5.00%, due 5/1/25	1,000,000	1,000,000
Jersey City Redevelopment Agency, Bayfront Redeveloment Project, Revenue Notes
Series A, Insured: MUN GOVT GTD
4.50%, due 12/11/25	3,330,000	3,344,659
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds (a)(b)
Series A
2.20%, due 10/1/39	3,500,000	3,045,908
Series B
3.75%, due 11/1/34	2,910,000	2,895,813
	Principal Amount	Value

New Jersey (continued)
New Jersey Economic Development Authority, Liberty State Park Project, Revenue Bonds
Series A
4.125%, due 6/15/27	$ 2,900,000	$ 2,901,536
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series B, Insured: HUD Sector 8
3.50%, due 5/1/29	1,000,000	991,708
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
Series A-1
5.00%, due 6/15/27	10,000,000	10,192,834
State of New Jersey, Unlimited General Obligation
2.00%, due 6/1/30	1,000,000	903,298
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
5.00%, due 6/1/26	5,000,000	5,104,626
		30,380,382
New York 7.5%
Build NYC Resource Corp., Success Academy Charter Schools, Inc. Obligated Group, Revenue Bonds
5.00%, due 9/1/30	1,200,000	1,296,250
City of New York, Unlimited General Obligation
Series H
4.82%, due 2/1/29	2,100,000	2,147,225
Series G-1
5.00%, due 2/1/31	8,000,000	8,739,411
County of Suffolk, Public Improvement, Limited General Obligation
Series B, Insured: AGM
3.00%, due 8/1/26	3,500,000	3,492,607
New York City Housing Development Corp., Revenue Bonds (a)
Series A-2
3.25%, due 11/1/64	5,000,000	4,896,224
Series F-2
3.40%, due 11/1/64	1,000,000	981,320

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York City Housing Development Corp., 8 Spruce Street Project, Revenue Bonds
Class A
5.458%, due 12/15/31	$ 8,000,000	$ 8,215,158
New York State Dormitory Authority, State of New York Personal Income Tax, Revenue Bonds
Series C
1.952%, due 3/15/29	4,525,000	4,206,878
New York State Energy Research & Development Authority, New York State Electric & Gas Corp., Revenue Bonds
Series D
3.50%, due 10/1/29	7,285,000	7,118,808
New York State Housing Finance Agency, Affordable Housing, Revenue Bonds
Series A, Insured: SONYMA HUD Sector 8
0.75%, due 11/1/25	960,000	960,000
New York State Housing Finance Agency, West 38TH Street LLC, Revenue Bonds
Series A, Insured: FHLMC
3.57%, due 5/1/42 (a)	10,000,000	9,703,345
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AGM-CR
5.00%, due 12/1/26	5,000,000	5,124,924
Insured: AGM-CR
5.00%, due 12/1/29	4,000,000	4,250,360
5.00%, due 12/1/30	2,000,000	2,095,977
Onondaga Civic Development Corp., Syracuse University Project, Revenue Bonds
5.00%, due 12/1/28	750,000	798,710
5.00%, due 12/1/29	700,000	755,500
TSASC, Inc., Revenue Bonds
Series A
5.00%, due 6/1/25	500,000	500,193
Series A
5.00%, due 6/1/26	3,095,000	3,136,915
		68,419,805
	Principal Amount	Value

North Carolina 2.6%
County of Gaston, Unlimited General Obligation
5.00%, due 3/1/27	$ 6,815,000	$ 7,072,569
County of Orange, School, Unlimited General Obligation
Series B
2.75%, due 2/1/31	1,470,000	1,394,713
County of Wake, Unlimited General Obligation
Series A
5.00%, due 5/1/25	4,010,000	4,010,000
Series C
5.00%, due 4/1/33	4,575,000	5,174,540
Greater Asheville Regional Airport Authority, Revenue Bonds (b)
Insured: AGM
5.00%, due 7/1/28	1,000,000	1,038,532
Insured: AGM
5.00%, due 7/1/29	1,165,000	1,219,173
Insured: AGM
5.00%, due 7/1/30	1,100,000	1,160,267
North Carolina State Education Assistance Authority, Revenue Bonds, Senior Lien (b)
Series A
5.50%, due 6/1/28	750,000	782,194
Series A
5.50%, due 6/1/29	1,300,000	1,368,818
		23,220,806
North Dakota 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance, Revenue Bonds
Series A
3.125%, due 1/1/26	580,000	577,624
North Dakota Housing Finance Agency, Revenue Bonds
Series D
5.50%, due 7/1/31	1,015,000	1,114,206
		1,691,830
Ohio 1.7%
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.00%, due 1/1/30 (b)	2,000,000	2,104,931
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Ohio (continued)
Ohio Higher Educational Facility Commission, Case Western Reserve University, Revenue Bonds
Series B
3.85%, due 12/1/42	$ 3,995,000	$ 3,942,903
Ohio Turnpike & Infrastructure Commission, Infrastructure Projects, Revenue Bonds, Junior Lien
Series A
5.00%, due 2/15/26	2,000,000	2,028,548
Springboro Community City School District, Unlimited General Obligation
Insured: AGM
5.25%, due 12/1/25	2,000,000	2,021,375
State of Ohio, Unlimited General Obligation
Series A
5.00%, due 3/1/26	1,275,000	1,296,895
Series U
5.00%, due 5/1/27	2,580,000	2,685,641
State of Ohio, Portsmouth Bypass Project, Revenue Bonds
Insured: AGM
5.00%, due 12/31/28 (b)	1,275,000	1,276,812
		15,357,105
Oregon 2.1%
Clackamas County Service District No. 1, Revenue Bonds
2.375%, due 12/1/31	3,000,000	2,665,296
Deschutes County Administrative School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/29	6,000,000	5,879,870
Oregon School Boards Association, Limited General Obligation
Series B, Insured: NATL-RE State Intercept
5.55%, due 6/30/28	4,692,534	4,780,279
Port of Portland, Airport, Revenue Bonds
Series 30-A
5.00%, due 7/1/29 (b)	3,000,000	3,150,127
	Principal Amount	Value

Oregon (continued)
State of Oregon, Article XI-Q State Projects, Unlimited General Obligation
Series B
4.791%, due 5/1/31	$ 1,145,000	$ 1,179,638
Series B
4.891%, due 5/1/32	1,500,000	1,547,138
		19,202,348
Pennsylvania 1.8%
Armstrong School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
5.00%, due 3/15/28	2,070,000	2,169,124
Commonwealth of Pennsylvania, Unlimited General Obligation, First Series
3.20%, due 3/1/29	5,000,000	4,885,560
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
0.95%, due 12/1/33 (a)	8,000,000	7,599,488
Pennsylvania Higher Educational Facilities Authority, Indiana University, Revenue Bonds
Series A, Insured: AGC
3.655%, due 7/1/27	1,390,000	1,381,933
		16,036,105
Puerto Rico 0.3%
Puerto Rico Electric Power Authority, Revenue Bonds
Series RR, Insured: XLCA
5.00%, due 7/1/25	2,250,000	2,247,224
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/31	70,000	54,000
		2,301,224
Rhode Island 0.7%
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 12/1/30	1,750,000	1,825,977
Series B
5.00%, due 12/1/31	1,000,000	1,047,019

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Rhode Island (continued)
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien (b) (continued)
Series B
5.00%, due 12/1/32	$ 1,000,000	$ 1,046,603
State of Rhode Island, Unlimited General Obligation
Series A
5.00%, due 5/1/25	2,435,000	2,435,000
		6,354,599
South Carolina 0.1%
South Carolina State Housing Finance & Development Authority, Dillon School Senior LP, Revenue Bonds
Insured: HUD Sector 202
5.00%, due 10/1/26 (a)	1,000,000	1,005,213
Tennessee 1.9%
Metropolitan Government of Nashville & Davidson County, Unlimited General Obligation
2.50%, due 1/1/29	1,000,000	948,104
New Memphis Arena Public Building Authority, City of Memphis, Revenue Bonds
(zero coupon), due 4/1/27 (d)	1,000,000	957,568
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care Obligated Group, Revenue Bonds
Series B
5.00%, due 9/1/49 (a)	2,000,000	2,080,060
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
4.00%, due 11/1/49 (a)	7,650,000	7,653,115
Tennessee Housing Development Agency, Residential Finance Program, Revenue Bonds
Series 3-C
3.50%, due 1/1/56 (a)	2,000,000	1,999,927
Series 1-C
3.55%, due 1/1/29 (b)	1,195,000	1,191,665
Series 1-C
3.55%, due 7/1/29 (b)	2,235,000	2,225,323
		17,055,762
	Principal Amount	Value

Texas 8.6%
Central Texas Turnpike System, Revenue Bonds, First Tier
Series A, Insured: AMBAC
(zero coupon), due 8/15/25	$ 6,600,000	$ 6,526,784
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/31	6,500,000	7,088,588
City of Dallas, Limited General Obligation
Series B
5.00%, due 2/15/26	7,000,000	7,101,565
Series B
5.00%, due 2/15/26	7,000,000	7,101,565
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (b)
Series A
5.00%, due 8/1/26	625,000	633,491
Series A
5.00%, due 8/1/28	725,000	746,614
Series A
5.00%, due 8/1/30	750,000	781,819
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
5.00%, due 11/15/26	2,000,000	2,060,178
City of Mesquite, Waterworks & Sewer System, Revenue Bonds
5.00%, due 3/1/26	1,035,000	1,051,486
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 8/15/28	5,950,000	5,836,989
Fort Bend County Municipal Utility District No. 134B, Unlimited General Obligation
Insured: AGM
6.50%, due 3/1/27	390,000	410,600
Harris County Municipal Utility District No. 171, Unlimited General Obligation
Insured: BAM
7.00%, due 12/1/26	930,000	977,551
Insured: BAM
7.00%, due 12/1/27	800,000	864,187
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Insured: BAM
6.00%, due 9/1/25	$ 980,000	$ 987,732
Insured: BAM
6.00%, due 9/1/26	980,000	1,011,952
Harris County Municipal Utility District No. 490, Unlimited General Obligation
Insured: AGM
7.50%, due 9/1/29	1,420,000	1,545,698
Harris County Water Control & Improvement District No. 158, Unlimited General Obligation
Insured: BAM
7.00%, due 9/1/25	310,000	312,815
Insured: BAM
7.00%, due 9/1/26	325,000	338,624
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	4,260,000	3,990,537
Montgomery County Municipal Utility District No. 138, Unlimited General Obligation
Insured: AGM
6.375%, due 9/1/30	1,850,000	1,986,687
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
5.00%, due 11/1/25	300,000	301,491
5.00%, due 11/1/26	280,000	284,696
5.00%, due 11/1/27	345,000	354,408
5.00%, due 11/1/28	435,000	450,964
North Texas Higher Education Authority, Inc., Revenue Bonds, Senior Lien
Series 1-A
5.00%, due 6/1/30 (b)	1,000,000	1,036,789
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System, Revenue Bonds
3.00%, due 6/1/33	1,930,000	1,767,121
Port of Corpus Christi Authority of Nueces County, Revenue Bonds
3.737%, due 12/1/26	3,000,000	2,985,862
	Principal Amount	Value

Texas (continued)
State of Texas, Public Finance Authority, Unlimited General Obligation
2.326%, due 10/1/29	$ 3,000,000	$ 2,820,696
State of Texas, Unlimited General Obligation
5.00%, due 8/1/27 (b)	1,975,000	2,025,773
State of Texas, College Student Loan, Unlimited General Obligation
Series A
5.25%, due 8/1/28 (b)	2,360,000	2,459,856
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.70%, due 9/15/27	10,635,000	10,637,267
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
5.00%, due 5/1/26	500,000	507,116
Town of Trophy Club, Public Improvement District No. 1, Special Assessment
5.00%, due 9/1/28	500,000	513,600
5.00%, due 9/1/30	500,000	517,650
		78,018,751
U.S. Virgin Islands 2.2%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/25	4,200,000	4,215,987
Series A
5.00%, due 10/1/26	15,430,000	15,654,017
		19,870,004
Utah 1.4%
City of Salt Lake City, Airport, Revenue Bonds
Series A
5.00%, due 7/1/29 (b)	2,000,000	2,059,312
County of Salt Lake, Convention Hotel, Unlimited General Obligation
Series B
2.00%, due 12/15/25	2,000,000	1,976,404
Series B
2.30%, due 12/15/28	1,000,000	956,917
Series B
2.60%, due 12/15/30	1,425,000	1,344,305

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utah (continued)
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/28	$ 1,000,000	$ 1,048,903
State of Utah, Build America Bonds, Unlimited General Obligation
Series B
3.539%, due 7/1/25	690,827	690,058
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
5.00%, due 10/15/26	1,265,000	1,286,163
Utah State Building Ownership Authority, State Facilities Master Lease Program, Revenue Bonds
2.25%, due 5/15/26	1,770,000	1,738,654
Weber School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.125%, due 6/15/32	1,670,000	1,438,631
		12,539,347
Virginia 2.2%
Bristol Industrial Development Authority, Revenue Bonds
Series A
6.75%, due 11/1/33 (c)	1,475,000	1,474,285
Gloucester County Economic Development Authority, Waste Management Disposal Services of Virginia, Inc., Revenue Bonds
Series A
4.25%, due 9/1/38 (a)(b)	4,000,000	3,971,929
Petersburg Redevelopment & Housing Authority, PB Petersburg Owner II LLC, Revenue Bonds
4.00%, due 5/1/45 (a)	2,500,000	2,523,052
Virginia College Building Authority, 21st Century College & Equipment Programs, Revenue Bonds
Series D, Insured: State Intercept
3.00%, due 2/1/26	3,000,000	2,993,420
Virginia Housing Development Authority, Revenue Bonds
Series A
3.65%, due 3/1/29	2,060,000	2,030,951
	Principal Amount	Value

Virginia (continued)
Virginia Public School Authority, Revenue Bonds
Series B, Insured: State Intercept
2.25%, due 8/1/29	$ 2,000,000	$ 1,865,559
Virginia Small Business Financing Authority, Pure Salmon Virginia LLC, Revenue Bonds
4.00%, due 11/1/52 (a)(b)	2,500,000	2,499,756
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Revenue Bonds
Series A
0.75%, due 10/1/40 (a)	3,000,000	2,955,288
		20,314,240
Washington 1.9%
County of King, Sewer, Revenue Bonds, Junior Lien
Series A
3.85%, due 1/1/40	10,000,000	9,869,319
Seattle Housing Authority, Northgate Plaza Project, Revenue Bonds
1.00%, due 6/1/26	895,000	862,890
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series F, Insured: NATL-RE
(zero coupon), due 12/1/26	5,720,000	5,434,973
Washington State Housing Finance Commission, Revenue Bonds
Series 1-N, Insured: GNMA / FNMA / FHLMC
1.90%, due 12/1/32	1,300,000	1,095,978
		17,263,160
Wisconsin 2.5%
City of Madison, Unlimited General Obligation
Series A
2.10%, due 10/1/26	6,690,000	6,535,009
Series A
2.15%, due 10/1/27	6,690,000	6,375,780
County of Dane, Unlimited General Obligation
Series A
2.00%, due 6/1/26	3,000,000	2,936,946
State of Wisconsin, Unlimited General Obligation
Series 2
5.00%, due 5/1/31	1,810,000	1,999,943
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Wisconsin (continued)
State of Wisconsin, Unlimited General Obligation (continued)
Series 4
5.00%, due 5/1/32	$ 3,000,000	$ 3,352,372
Wisconsin Housing & Economic Development Authority, Home Ownership, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.50%, due 3/1/31	830,000	907,825
Series C, Insured: GNMA / FNMA / FHLMC
5.50%, due 9/1/31	880,000	967,577
		23,075,452
Total Long-Term Municipal Bonds (Cost $847,330,052)		851,133,628
Short-Term Municipal Notes 4.3%
California 1.9%
Los Angeles Department of Water & Power, Power System, Revenue Bonds (e)
Series B-3
3.65%, due 7/1/34	500,000	500,000
Series B-6
3.70%, due 7/1/34	350,000	350,000
Series A-5
3.70%, due 7/1/35	400,000	400,000
Series A-7
3.70%, due 7/1/35	1,200,000	1,200,000
Series C-2
3.70%, due 7/1/55	14,100,000	14,100,000
Series B-2
4.00%, due 7/1/34	1,100,000	1,100,000
		17,650,000
Florida 1.1%
Hillsborough County Industrial Development Authority, BayCare Health System, Revenue Bonds
Series D
2.35%, due 11/15/54 (e)	10,000,000	10,000,000
	Principal Amount	Value

Indiana 0.2%
Indiana Finance Authority, Deaconess Health System, Revenue Bonds
Series B
3.92%, due 3/1/39	$ 1,680,000	$ 1,663,110
Texas 1.1%
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Revenue Bonds
Series A
2.10%, due 11/15/50 (e)	10,000,000	10,000,000
Total Short-Term Municipal Notes (Cost $39,330,000)		39,313,110
Total Municipal Bonds (Cost $886,660,052)		890,446,738

Long-Term Bonds 1.0%
Corporate Bonds 1.0%
Commercial Services 0.7%
Toll Road Investors Partnership II LP
(zero coupon), due 2/15/32 (c)	10,000,000	6,404,233
Healthcare-Services 0.3%
Beth Israel Lahey Health, Inc.
Series L
2.22%, due 7/1/28	2,650,000	2,470,504
Total Corporate Bonds (Cost $8,726,312)		8,874,737
Total Long-Term Bonds (Cost $8,726,312)		8,874,737

	Shares	Value
Short-Term Investment 2.5%
Unaffiliated Investment Company 2.5%
Dreyfus Government Cash Management - Institutional Shares, 4.237% (f)	22,269,675	22,269,675
Total Short-Term Investment (Cost $22,269,675)		22,269,675
Total Investments (Cost $917,656,039)	101.3%	921,591,150
Other Assets, Less Liabilities	(1.3)	(11,532,944)
Net Assets	100.0%	$ 910,058,206

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Short Term Muni Fund

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2025.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon—Rate shown was the rate in effect as of April 30, 2025.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Current yield as of April 30, 2025.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
SONYMA—State of New York Mortgage Agency
XLCA—XL Capital Assurance
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 851,133,628	$ —	$ 851,133,628
Short-Term Municipal Notes	—	39,313,110	—	39,313,110
Total Municipal Bonds	—	890,446,738	—	890,446,738
Long-Term Bonds
Corporate Bonds	—	8,874,737	—	8,874,737
Total Corporate Bonds	—	8,874,737	—	8,874,737
Short-Term Investment
Unaffiliated Investment Company	22,269,675	—	—	22,269,675
Total Investments in Securities	$ 22,269,675	$ 899,321,475	$ —	$ 921,591,150

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (identified cost $917,656,039)	$921,591,150
Receivables:
Interest	9,208,225
Fund shares sold	4,150,291
Investment securities sold	2,602,484
Other assets	76,150
Total assets	937,628,300
Liabilities
Payables:
Investment securities purchased	24,402,330
Fund shares redeemed	1,852,471
Manager (See Note 3)	252,228
NYLIFE Distributors (See Note 3)	51,886
Transfer agent (See Note 3)	51,407
Professional fees	37,466
Custodian	23,666
Shareholder communication	5,957
Accrued expenses	34,706
Distributions payable	857,977
Total liabilities	27,570,094
Net assets	$910,058,206
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$98,629
Additional paid-in-capital	992,843,603
992,942,232
Total distributable earnings (loss)	(82,884,026)
Net assets	$910,058,206
Class A
Net assets applicable to outstanding shares	$212,147,867
Shares of beneficial interest outstanding	22,990,860
Net asset value per share outstanding	$9.23
Maximum sales charge (1.00% of offering price)	0.09
Maximum offering price per share outstanding	$9.32
Class A2
Net assets applicable to outstanding shares	$42,979,093
Shares of beneficial interest outstanding	4,652,097
Net asset value per share outstanding	$9.24
Maximum sales charge (2.00% of offering price)	0.19
Maximum offering price per share outstanding	$9.43
Investor Class
Net assets applicable to outstanding shares	$1,935,900
Shares of beneficial interest outstanding	209,214
Net asset value per share outstanding	$9.25
Maximum sales charge (0.50% of offering price)	0.05
Maximum offering price per share outstanding	$9.30
Class I
Net assets applicable to outstanding shares	$585,793,493
Shares of beneficial interest outstanding	63,489,201
Net asset value and offering price per share outstanding	$9.23
Class R6
Net assets applicable to outstanding shares	$67,201,853
Shares of beneficial interest outstanding	7,287,901
Net asset value and offering price per share outstanding	$9.22

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Short Term Muni Fund

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$16,285,040
Expenses
Manager (See Note 3)	1,498,815
Distribution/Service—Class A (See Note 3)	254,287
Distribution/Service—Class A2 (See Note 3)	46,233
Distribution/Service—Investor Class (See Note 3)	2,432
Transfer agent (See Note 3)	150,116
Professional fees	55,862
Registration	43,251
Custodian	21,153
Shareholder communication	9,209
Trustees	9,025
Miscellaneous	11,917
Total expenses before waiver/reimbursement	2,102,300
Expense waiver/reimbursement from Manager (See Note 3)	(60,301)
Net expenses	2,041,999
Net investment income (loss)	14,243,041
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(1,711,150)
Net change in unrealized appreciation (depreciation) on investments	(3,011,268)
Net realized and unrealized gain (loss)	(4,722,418)
Net increase (decrease) in net assets resulting from operations	$9,520,623
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$14,243,041	$25,804,211
Net realized gain (loss)	(1,711,150)	(637,993)
Net change in unrealized appreciation (depreciation)	(3,011,268)	20,685,245
Net increase (decrease) in net assets resulting from operations	9,520,623	45,851,463
Distributions to shareholders:
Class A	(3,205,958)	(6,937,459)
Class A2	(581,190)	(1,260,608)
Investor Class	(27,528)	(60,017)
Class I	(9,013,877)	(15,428,119)
Class R6	(1,488,234)	(2,258,766)
Total distributions to shareholders	(14,316,787)	(25,944,969)
Capital share transactions:
Net proceeds from sales of shares	334,795,206	268,722,238
Net asset value of shares issued to shareholders in reinvestment of distributions	9,282,159	16,313,412
Cost of shares redeemed	(231,470,221)	(371,649,254)
Increase (decrease) in net assets derived from capital share transactions	112,607,144	(86,613,604)
Net increase (decrease) in net assets	107,810,980	(66,707,110)
Net Assets
Beginning of period	802,247,226	868,954,336
End of period	$910,058,206	$802,247,226
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Short Term Muni Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	May 1, 2023 through October 31,	Year Ended April 30,
Class A	2025*	2024	2023#	2023	2022	2021	2020
Net asset value at beginning of period	$9.27	$9.06	$9.26	$9.31	$9.73	$9.54	$9.58
Net investment income (loss) (a)	0.14	0.29	0.13	0.15	0.04	0.06	0.13
Net realized and unrealized gain (loss)	(0.04)	0.21	(0.20)	(0.03)	(0.41)	0.21	(0.03)
Total from investment operations	0.10	0.50	(0.07)	0.12	(0.37)	0.27	0.10
Less distributions:
From net investment income	(0.14)	(0.29)	(0.13)	(0.17)	(0.05)	(0.08)	(0.14)
Net asset value at end of period	$9.23	$9.27	$9.06	$9.26	$9.31	$9.73	$9.54
Total investment return (b)	1.13%	5.55%	(0.73)%	1.32%	(3.81)%	2.85%	1.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.13%††	3.09%	2.84%††	1.66%	0.36%	0.63%	1.30%
Net expenses	0.67%††	0.68%	0.69%††	0.68%	0.67%	0.65%	0.69%
Expenses (before waiver/reimbursement)	0.67%††	0.68%	0.69%††	0.68%	0.67%	0.65%	0.70%
Portfolio turnover rate (c)	40%	48%	61%	99%	62%	28%	94%
Net assets at end of period (in 000's)	$212,148	$201,335	$250,092	$306,828	$409,722	$503,769	$152,614

*	Unaudited.
#	The Fund changed its fiscal year end from April 30 to October 31.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

	Six months ended April 30,	Year Ended October 31,	May 1, 2023 through October 31,	Year Ended April 30,		September 30, 2020^ through April 30, 2021
Class A2	2025*	2024	2023#	2023	2022
Net asset value at beginning of period	$9.29	$9.07	$9.27	$9.32	$9.75	$9.70**
Net investment income (loss) (a)	0.14	0.29	0.13	0.15	0.03	0.02
Net realized and unrealized gain (loss)	(0.05)	0.22	(0.20)	(0.03)	(0.41)	0.07
Total from investment operations	0.09	0.51	(0.07)	0.12	(0.38)	0.09
Less distributions:
From net investment income	(0.14)	(0.29)	(0.13)	(0.17)	(0.05)	(0.04)
Net asset value at end of period	$9.24	$9.29	$9.07	$9.27	$9.32	$9.75
Total investment return (b)	1.02%	5.65%	(0.73)%	1.32%	(3.91)%	0.90%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.13%††	3.09%	2.84%††	1.57%	0.36%	0.40%††
Net expenses	0.67%††	0.68%	0.69%††	0.68%	0.67%	0.65%††
Portfolio turnover rate (c)	40%	48%	61%	99%	62%	28%
Net assets at end of period (in 000's)	$42,979	$35,493	$48,197	$54,326	$98,890	$88,248

*	Unaudited.
#	The Fund changed its fiscal year end from April 30 to October 31.
**	Based on the net asset value of Class A as of September 30, 2020.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class A2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	May 1, 2023 through October 31, 2023#	Year Ended April 30,
Investor Class	2025*	2024		2023	2022	2021	2020
Net asset value at beginning of period	$9.30	$9.08	$9.28	$9.33	$9.76	$9.57	$9.61
Net investment income (loss) (a)	0.13	0.26	0.12	0.13	0.01	0.04	0.09
Net realized and unrealized gain (loss)	(0.05)	0.22	(0.20)	(0.04)	(0.42)	0.20	(0.02)
Total from investment operations	0.08	0.48	(0.08)	0.09	(0.41)	0.24	0.07
Less distributions:
From net investment income	(0.13)	(0.26)	(0.12)	(0.14)	(0.02)	(0.05)	(0.11)
Net asset value at end of period	$9.25	$9.30	$9.08	$9.28	$9.33	$9.76	$9.57
Total investment return (b)	0.87%	5.32%	(0.89)%	0.99%	(4.19)%	2.64%	0.61%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.81%††	2.77%	2.53%††	1.37%	0.06%	0.41%	0.98%
Net expenses	0.99%††	0.99%	0.99%††	1.00%	0.99%	0.98%	1.09%
Expenses (before waiver/reimbursement)	1.33%††	1.30%	1.32%††	1.30%	1.24%	1.25%	1.28%
Portfolio turnover rate (c)	40%	48%	61%	99%	62%	28%	94%
Net assets at end of period (in 000's)	$1,936	$2,026	$2,230	$2,511	$2,884	$3,608	$4,158

*	Unaudited.
#	The Fund changed its fiscal year end from April 30 to October 31.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

	Six months ended April 30,	Year Ended October 31,	May 1, 2023 through October 31,	Year Ended April 30,
Class I	2025*	2024	2023#	2023	2022	2021	2020
Net asset value at beginning of period	$9.27	$9.06	$9.26	$9.31	$9.73	$9.54	$9.58
Net investment income (loss) (a)	0.16	0.31	0.14	0.18	0.06	0.09	0.15
Net realized and unrealized gain (loss)	(0.04)	0.21	(0.19)	(0.03)	(0.40)	0.21	(0.02)
Total from investment operations	0.12	0.52	(0.05)	0.15	(0.34)	0.30	0.13
Less distributions:
From net investment income	(0.16)	(0.31)	(0.15)	(0.20)	(0.08)	(0.11)	(0.17)
Net asset value at end of period	$9.23	$9.27	$9.06	$9.26	$9.31	$9.73	$9.54
Total investment return (b)	1.27%	5.84%	(0.59)%	1.60%	(3.55)%	3.12%	1.34%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.40%††	3.36%	3.13%††	1.89%	0.63%	0.89%	1.58%
Net expenses	0.40%††	0.40%	0.40%††	0.40%	0.40%	0.40%	0.40%
Expenses (before waiver/reimbursement)	0.42%††	0.43%	0.44%††	0.43%	0.42%	0.40%	0.45%
Portfolio turnover rate (c)	40%	48%	61%	99%	62%	28%	94%
Net assets at end of period (in 000's)	$585,793	$474,443	$514,457	$663,175	$1,125,893	$1,400,328	$412,193

*	Unaudited.
#	The Fund changed its fiscal year end from April 30 to October 31.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay Short Term Muni Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	May 1, 2023 through October 31,	May 2, 2022^ through April 30,
Class R6	2025*	2024	2023#	2023
Net asset value at beginning of period	$9.27	$9.05	$9.25	$9.30**
Net investment income (loss) (a)	0.16	0.31	0.14	0.18
Net realized and unrealized gain (loss)	(0.05)	0.22	(0.19)	(0.03)
Total from investment operations	0.11	0.53	(0.05)	0.15
Less distributions:
From net investment income	(0.16)	(0.31)	(0.15)	(0.20)
Net asset value at end of period	$9.22	$9.27	$9.05	$9.25
Total investment return (b)	1.17%	5.97%	(0.59)%	1.60%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.41%††	3.38%	3.12%††	2.00%††
Net expenses	0.39%††	0.39%	0.40%††	0.40%††(c)
Expenses (before waiver/reimbursement)	0.39%††	0.39%	0.41%††	0.40%††
Portfolio turnover rate (d)	40%	48%	61%	99%
Net assets at end of period (in 000's)	$67,202	$88,949	$53,978	$85,211

*	Unaudited.
#	The Fund changed its fiscal year end from April 30 to October 31.
**	Based on the net asset value of Class I as of May 2, 2022.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Expense waiver/reimbursement less than 0.01%.
(d)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Short Term Muni Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Class A2	September 30, 2020
Investor Class	February 28, 2008
Class I	January 2, 1991
Class R6	May 2, 2022
Class A, Class A2 and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 0.50% may be imposed on certain redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. Class I and Class R6 shares are offered at NAV without a sales charge. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class A and Investor Class shares are subject to a distribution and/or service fee. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from regular federal income tax.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the
Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which

24	NYLI MacKay Short Term Muni Fund

market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
25

Notes to Financial Statements (Unaudited) (continued)
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not

26	NYLI MacKay Short Term Muni Fund

included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Debt Securities Risk.  The Fund's investments may include securities such as variable rate notes, floaters and mortgage-related and asset-backed securities. If expectations about changes in interest rates or assessments of an issuer's credit worthiness or market conditions are incorrect, investments in these types of securities could lose money for the Fund.
(H) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico as of April 30, 2025, that represent 0.3% of the Fund’s net assets, of which 50.0% are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt. As of April 30, 2025, the Puerto Rico Electric Power Authority (“PREPA”) remains in bankruptcy. The continued delay in resolving the PREPA bankruptcy could delay needed investment into public power generation and distribution assets, which are essential components to a productive economy. Failure to provide reliable electricity could result in the Commonwealth’s inability to service debt on other municipal territorial investments the Fund may hold.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.35% on assets up to $1 billion; 0.33% on assets from $1 billion to $5 billion; and 0.32% on assets over $5 billion. During the six-month period ended April 30, 2025, the effective management fee rate was 0.35% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily net assets: Class A, 0.70%, Class A2, 0.70% and Class I, 0.40%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to Investor Class shares. In addition, New York Life Investments has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation,
27

Notes to Financial Statements (Unaudited) (continued)
extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 shares do not exceed those of Class I. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $1,498,815 and waived fees and/or reimbursed expenses in the amount of $60,301 and paid the Subadvisor fees in the amount of $719,257.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Class A2 and Investor Class Plans, the Distributor receives a monthly fee from Class A, Class A2 and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A, Class A2 and Investor Class shares for distribution and/or service activities as designated by the Distributor. Class I shares and Class R6 are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.   The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A2 and Investor Class shares during the six-month period ended April 30, 2025, were $25 and $47, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A shares during the six-month period ended April 30, 2025, of $2,370.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$37,532	$—
Class A2	6,819	—
Investor Class	6,795	(3,390)
Class I	97,235	—
Class R6	1,735	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$16,973,375	8.0%
Class A2	25,950	0.1
Class R6	26,991	0.0‡

‡	Less than one-tenth of a percent.

28	NYLI MacKay Short Term Muni Fund

Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$918,090,359	$6,617,131	$(3,116,340)	$3,500,791
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $84,561,167, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$34,901	$49,660
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$4,596,332
Exempt Interest Dividends	21,348,637
Total	$25,944,969
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $460,347 and $338,350, respectively.
29

Notes to Financial Statements (Unaudited) (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	5,836,522	$54,023,342
Shares issued to shareholders in reinvestment of distributions	230,653	2,137,397
Shares redeemed	(4,788,970)	(44,348,882)
Net increase (decrease) in shares outstanding before conversion	1,278,205	11,811,857
Shares converted into Class A (See Note 1)	4,139	38,368
Net increase (decrease)	1,282,344	$11,850,225
Year ended October 31, 2024:
Shares sold	3,652,757	$33,868,504
Shares issued to shareholders in reinvestment of distributions	472,039	4,373,475
Shares redeemed	(9,986,640)	(92,407,714)
Net increase (decrease) in shares outstanding before conversion	(5,861,844)	(54,165,735)
Shares converted into Class A (See Note 1)	44,214	409,776
Shares converted from Class A (See Note 1)	(79,372)	(735,088)
Net increase (decrease)	(5,897,002)	$(54,491,047)

Class A2	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	1,565,377	$14,498,077
Shares issued to shareholders in reinvestment of distributions	62,653	581,190
Shares redeemed	(798,030)	(7,407,608)
Net increase (decrease)	830,000	$7,671,659
Year ended October 31, 2024:
Shares sold	563,308	$5,240,983
Shares issued to shareholders in reinvestment of distributions	135,910	1,260,608
Shares redeemed	(2,190,683)	(20,326,169)
Net increase (decrease)	(1,491,465)	$(13,824,578)

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	18,228	$168,837
Shares issued to shareholders in reinvestment of distributions	2,828	26,277
Shares redeemed	(25,592)	(238,109)
Net increase (decrease) in shares outstanding before conversion	(4,536)	(42,995)
Shares converted from Investor Class (See Note 1)	(4,125)	(38,368)
Net increase (decrease)	(8,661)	$(81,363)
Year ended October 31, 2024:
Shares sold	41,246	$383,005
Shares issued to shareholders in reinvestment of distributions	6,194	57,554
Shares redeemed	(56,473)	(524,324)
Net increase (decrease) in shares outstanding before conversion	(9,033)	(83,765)
Shares converted from Investor Class (See Note 1)	(18,559)	(172,584)
Net increase (decrease)	(27,592)	$(256,349)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	27,398,978	$253,716,438
Shares issued to shareholders in reinvestment of distributions	700,310	6,488,123
Shares redeemed	(15,771,550)	(145,872,219)
Net increase (decrease) in shares outstanding before conversion	12,327,738	114,332,342
Shares converted into Class I (See Note 1)	1,663	15,479
Net increase (decrease)	12,329,401	$114,347,821
Year ended October 31, 2024:
Shares sold	18,888,440	$175,222,037
Shares issued to shareholders in reinvestment of distributions	1,135,228	10,516,921
Shares redeemed	(25,709,249)	(237,862,833)
Net increase (decrease) in shares outstanding before conversion	(5,685,581)	(52,123,875)
Shares converted into Class I (See Note 1)	79,372	735,088
Shares converted from Class I (See Note 1)	(25,615)	(237,192)
Net increase (decrease)	(5,631,824)	$(51,625,979)

30	NYLI MacKay Short Term Muni Fund

Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	1,340,642	$12,388,512
Shares issued to shareholders in reinvestment of distributions	5,309	49,172
Shares redeemed	(3,654,738)	(33,603,403)
Net increase (decrease) in shares outstanding before conversion	(2,308,787)	(21,165,719)
Shares converted from Class R6 (See Note 1)	(1,664)	(15,479)
Net increase (decrease)	(2,310,451)	$(21,181,198)
Year ended October 31, 2024:
Shares sold	5,846,919	$54,007,709
Shares issued to shareholders in reinvestment of distributions	11,325	104,854
Shares redeemed	(2,222,390)	(20,528,214)
Net increase (decrease)	3,635,854	$33,584,349
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

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the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
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Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
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overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
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respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
38

The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
39

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
40

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
41

NYLI Short Term Bond Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 96.7%
Asset-Backed Securities 8.2%
Other Asset-Backed Securities 8.2%
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A1
6.262% (3 Month SOFR + 1.98%), due 4/25/36 (a)(b)	$ 500,000	$ 500,000
Benefit Street Partners CLO XXXVII Ltd.
Series 2024-37A, Class A
5.698% (3 Month SOFR + 1.35%), due 1/25/38 (a)(b)	500,000	498,965
Cloud Capital Holdco LP
Series 2024-1A, Class A2
5.781%, due 11/22/49 (a)	500,000	501,225
College Ave Student Loans LLC
Series 2024-B, Class A1A
5.69%, due 8/25/54 (a)	708,142	727,207
CyrusOne Data Centers Issuer I LLC (a)
Series 2023-2A, Class A2
5.56%, due 11/20/48	675,000	679,269
Series 2025-1A, Class A2
5.91%, due 2/20/50	500,000	510,473
Empower CLO Ltd.
Series 2023-2A, Class A1
6.456% (3 Month SOFR + 2.20%), due 7/15/36 (a)(b)	1,000,000	1,003,074
Invesco US CLO Ltd.
Series 2023-2A, Class A
6.072% (3 Month SOFR + 1.80%), due 4/21/36 (a)(b)	1,000,000	1,000,000
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A1
1.48%, due 1/20/51 (a)	665,986	645,066
Octagon 67 Ltd.
Series 2023-1A, Class A1
6.082% (3 Month SOFR + 1.80%), due 4/25/36 (a)(b)	1,000,000	1,001,359
Sabey Data Center Issuer LLC
Series 2025-1, Class A2
5.733%, due 2/21/50 (a)	500,000	507,862
Sunnova Helios XIII Issuer LLC
Series 2024-A, Class A
5.30%, due 2/20/51 (a)	310,298	292,161
Sunnova Helios XIV Issuer LLC
Series 2024-B, Class A
6.15%, due 5/22/51 (a)	525,359	519,024
SVC ABS LLC
Series 2023-1A, Class A
5.15%, due 2/20/53 (a)	776,496	771,174
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Trafigura Securitisation Finance plc
Series 2024-1A, Class A2
5.98%, due 11/15/27 (a)	$ 1,000,000	$ 1,009,712
Total Asset-Backed Securities (Cost $9,966,980)		10,166,571
Corporate Bonds 32.2%
Aerospace & Defense 0.5%
BAE Systems plc
5.125%, due 3/26/29 (a)	590,000	602,402
Auto Manufacturers 1.6%
Daimler Truck Finance North America LLC
5.25%, due 1/13/30 (a)	285,000	289,107
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	505,000	496,822
5.125%, due 6/16/25	510,000	509,611
General Motors Financial Co., Inc.
6.05%, due 10/10/25	735,000	738,206
		2,033,746
Banks 15.6%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (a)(b)	255,000	260,645
Banco Santander SA
5.565%, due 1/17/30	600,000	619,787
Bank of America Corp. (c)
5.08%, due 1/20/27	1,720,000	1,726,777
Series FIX
5.162%, due 1/24/31	245,000	249,566
5.202%, due 4/25/29	380,000	388,155
Bank of New York Mellon (The)
4.729%, due 4/20/29 (c)	640,000	649,034
Barclays plc
5.829%, due 5/9/27 (c)	210,000	212,187
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	990,000	1,050,407
Citigroup, Inc.
5.592% (5 Year Treasury Constant Maturity Rate + 1.28%), due 11/19/34 (b)	335,000	337,022
5.61%, due 9/29/26 (c)	1,040,000	1,043,563

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Credit Agricole SA
5.23%, due 1/9/29 (a)(c)	$ 685,000	$ 694,868
Deutsche Bank AG
6.119%, due 7/14/26 (c)	2,090,000	2,094,218
Goldman Sachs Group, Inc. (The) (c)
5.218%, due 4/23/31	160,000	162,952
6.484%, due 10/24/29	785,000	832,809
HSBC Holdings plc
7.336%, due 11/3/26 (c)	840,000	850,667
Huntington Bancshares, Inc.
5.272%, due 1/15/31 (c)	470,000	473,531
JPMorgan Chase & Co. (c)
5.04%, due 1/23/28	90,000	90,870
5.103%, due 4/22/31	1,010,000	1,028,295
5.571%, due 4/22/28	340,000	347,705
KeyCorp
5.121%, due 4/4/31 (c)	470,000	469,293
Lloyds Banking Group plc
5.087% (1 Year Treasury Constant Maturity Rate + 0.85%), due 11/26/28 (b)	345,000	349,192
Morgan Stanley (c)
5.173%, due 1/16/30	280,000	285,170
5.656%, due 4/18/30	360,000	372,358
6.138%, due 10/16/26	380,000	382,316
PNC Financial Services Group, Inc. (The) (c)
4.758%, due 1/26/27	125,000	125,084
5.812%, due 6/12/26	230,000	230,214
6.615%, due 10/20/27	295,000	303,829
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (b)	285,000	282,384
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	285,000	278,845
U.S. Bancorp (c)
4.653%, due 2/1/29	390,000	391,296
6.787%, due 10/26/27	440,000	454,781
UBS Group AG
6.327% (1 Year Treasury Constant Maturity Rate + 1.60%), due 12/22/27 (a)(b)	625,000	641,857
Wells Fargo & Co. (c)
4.54%, due 8/15/26	780,000	779,415
	Principal Amount	Value

Banks (continued)
Wells Fargo & Co. (c) (continued)
4.97%, due 4/23/29	$ 700,000	$ 708,824
5.15%, due 4/23/31	255,000	258,955
		19,426,871
Beverages 0.3%
Keurig Dr Pepper, Inc.
4.60%, due 5/15/30	380,000	379,980
Biotechnology 0.8%
Amgen, Inc.
5.15%, due 3/2/28	665,000	679,729
5.25%, due 3/2/30	265,000	272,539
		952,268
Commercial Services 0.3%
Equifax, Inc.
4.80%, due 9/15/29	380,000	381,458
Computers 0.2%
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29	230,000	227,858
Diversified Financial Services 2.0%
Ally Financial, Inc.
6.992%, due 6/13/29 (c)	370,000	384,342
Ares Management Corp.
6.375%, due 11/10/28	485,000	512,776
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	355,000	366,091
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (c)	390,000	413,977
Intercontinental Exchange, Inc.
3.65%, due 5/23/25	775,000	774,488
		2,451,674
Electric 1.9%
Duke Energy Corp.
2.45%, due 6/1/30	235,000	211,086
Florida Power & Light Co.
5.05%, due 4/1/28	595,000	610,516
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	280,000	286,416
Pacific Gas and Electric Co.
5.45%, due 6/15/27	225,000	227,887
6.10%, due 1/15/29	505,000	521,885

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Short Term Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Southern California Edison Co.
5.85%, due 11/1/27	$ 255,000	$ 260,790
Southern Co. (The)
5.15%, due 10/6/25	280,000	280,594
		2,399,174
Entertainment 0.2%
Warnermedia Holdings, Inc.
3.755%, due 3/15/27	305,000	296,810
Healthcare-Products 0.8%
GE HealthCare Technologies, Inc.
4.80%, due 8/14/29	280,000	282,017
Solventum Corp.
5.45%, due 2/25/27	670,000	679,866
		961,883
Healthcare-Services 0.4%
HCA, Inc.
5.625%, due 9/1/28	445,000	455,837
Home Furnishings 0.4%
Leggett & Platt, Inc.
4.40%, due 3/15/29	555,000	530,745
Insurance 2.0%
Corebridge Global Funding
5.20%, due 1/12/29 (a)	625,000	637,605
GA Global Funding Trust
5.40%, due 1/13/30 (a)	565,000	578,251
Jackson National Life Global Funding
5.35%, due 1/13/30 (a)	315,000	323,226
Lincoln Financial Global Funding
5.30%, due 1/13/30 (a)	375,000	383,833
Principal Life Global Funding II
4.60%, due 8/19/27 (a)	635,000	638,610
		2,561,525
Investment Companies 0.6%
Antares Holdings LP (a)
3.95%, due 7/15/26	250,000	244,709
7.95%, due 8/11/28	250,000	262,457
Blackstone Private Credit Fund
7.05%, due 9/29/25	205,000	206,379
		713,545
	Principal Amount	Value

Media 0.3%
Charter Communications Operating LLC
2.80%, due 4/1/31	$ 205,000	$ 178,040
6.10%, due 6/1/29	155,000	160,515
		338,555
Office & Business Equipment 0.3%
CDW LLC
5.10%, due 3/1/30	380,000	379,278
Oil & Gas 0.3%
Patterson-UTI Energy, Inc.
5.15%, due 11/15/29	425,000	410,848
Pipelines 0.9%
Cheniere Energy Partners LP
4.00%, due 3/1/31	265,000	247,705
Energy Transfer LP
5.55%, due 2/15/28	290,000	297,211
ONEOK, Inc.
5.55%, due 11/1/26	265,000	268,238
5.85%, due 1/15/26	275,000	276,361
		1,089,515
Semiconductors 1.1%
Broadcom Corp.
3.875%, due 1/15/27	500,000	496,357
Broadcom, Inc.
5.05%, due 4/15/30	535,000	544,677
Intel Corp.
4.875%, due 2/10/28	320,000	322,944
		1,363,978
Software 0.6%
Oracle Corp.
2.95%, due 4/1/30	845,000	781,111
Telecommunications 0.6%
AT&T, Inc.
1.70%, due 3/25/26	780,000	760,752
Transportation 0.3%
JB Hunt Transport Services, Inc.
4.90%, due 3/15/30	370,000	373,704
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP
5.75%, due 5/24/26 (a)	$ 250,000	$ 252,684
Total Corporate Bonds (Cost $39,552,784)		40,126,201
Mortgage-Backed Securities 9.5%
Agency (Collateralized Mortgage Obligations) 1.7%
GNMA
REMIC, Series 2021-104, Class BI
3.00%, due 6/20/51 (d)	2,636,853	529,612
REMIC, Series 2020-74, Class IE
3.50%, due 5/16/50 (d)	3,087,554	626,596
REMIC, Series 2023-40, Class DL
5.50%, due 3/20/53	500,000	501,063
REMIC, Series 2025-41, Class MB
6.75% (SOFR 30A + 2.40%), due 11/20/54 (b)	488,086	481,330
		2,138,601
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.0%
BOCA Commercial Mortgage Trust
Series 2024-BOCA, Class A
6.243% (1 Month SOFR + 1.921%), due 8/15/41 (a)(b)	750,000	748,594
BX
Series 2024-BRVE, Class A
6.163% (1 Month SOFR + 1.841%), due 4/15/26 (a)(b)	750,000	746,719
CENT Trust
Series 2023-CITY, Class A
6.942% (1 Month SOFR + 2.62%), due 9/15/38 (a)(b)	750,000	749,531
FNMA, ACES
REMIC, Series 2019-M12, Class X3
0.718%, due 6/25/29 (d)(e)	13,000,000	295,299
GNMA
REMIC, Series 2024-32
0.705%, due 6/16/63 (d)(e)	12,067,396	626,004
ORL Trust
Series 2024-GLKS, Class A
5.814% (1 Month SOFR + 1.493%), due 12/15/39 (a)(b)	500,000	496,875
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
SHR Trust
Series 2024-LXRY, Class A
6.272% (1 Month SOFR + 1.95%), due 10/15/41 (a)(b)	$ 750,000	$ 746,953
SWCH Commercial Mortgage Trust
Series 2025-DATA, Class A
5.765% (1 Month SOFR + 1.443%), due 3/15/42 (a)(b)	500,000	491,245
		4,901,220
Whole Loan (Collateralized Mortgage Obligations) 3.8%
A&D Mortgage Trust (a)
Series 2024-NQM5, Class A1
5.699%, due 11/25/69	469,165	471,667
Series 2023-NQM5, Class A1
7.049%, due 11/25/68 (f)	619,332	629,042
Series 2023-NQM4, Class A1
7.472%, due 9/25/68 (f)	575,770	586,019
EFMT
Series 2025-NQM1, Class A1
5.668%, due 1/25/70 (a)(g)	487,726	489,698
GCAT Trust
Series 2023-NQM3, Class A1
6.889%, due 8/25/68 (a)(f)	540,470	547,926
J.P. Morgan Mortgage Trust
Series 2024-10, Class A3
5.00%, due 3/25/55 (a)(g)	423,175	411,615
PRKCM
Series 2025-HOME1, Class A1A
5.546%, due 2/25/60 (a)(f)	498,976	500,979
PRKCM Trust
Series 2024-HOME1, Class A1
6.431%, due 5/25/59 (a)(f)	629,387	636,074
PRPM Trust
Series 2025-NQM1, Class A1
5.802%, due 11/25/69 (a)(f)	483,257	487,327
		4,760,347
Total Mortgage-Backed Securities (Cost $11,731,428)		11,800,168
U.S. Government & Federal Agencies 46.8%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Security) 0.5%
UMBS Pool, 30 Year
5.50%, due 8/1/53	658,435	666,037

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Short Term Bond Fund

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.9%
UMBS, 30 Year
5.50%, due 11/1/52	$ 458,104	$ 460,271
6.00%, due 11/1/52	639,876	653,868
		1,114,139
United States Treasury Notes 45.4%
U.S. Treasury Notes
3.875%, due 3/31/27	39,350,000	39,532,916
3.875%, due 3/15/28	9,150,000	9,225,059
4.00%, due 3/31/30	3,050,000	3,087,887
4.125%, due 3/31/32	840,000	849,975
4.625%, due 2/15/35	3,675,000	3,812,812
		56,508,649
Total U.S. Government & Federal Agencies (Cost $57,883,019)		58,288,825
Total Long-Term Bonds (Cost $119,134,211)		120,381,765

	Shares

Exchange-Traded Fund 2.1%
iShares 1-5 Year Investment Grade Corporate Bond ETF	50,301	2,640,300
Total Exchange-Traded Fund (Cost $2,524,219)		2,640,300
Total Investments (Cost $121,658,430)	98.8%	123,022,065
Other Assets, Less Liabilities	1.2	1,542,659
Net Assets	100.0%	$ 124,564,724

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of April 30, 2025.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of April 30, 2025.
(d)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of April 30, 2025.
(f)	Step coupon—Rate shown was the rate in effect as of April 30, 2025.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2025.
Futures Contracts
As of April 30, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	144	June 2025	$ 29,705,734	$ 29,973,375	$ 267,641
Short Contracts
U.S. Treasury 5 Year Notes	(137)	June 2025	(14,683,730)	(14,959,758)	(276,028)
U.S. Treasury 10 Year Notes	(14)	June 2025	(1,538,160)	(1,571,062)	(32,902)
U.S. Treasury 10 Year Ultra Bonds	(45)	June 2025	(5,083,707)	(5,163,047)	(79,340)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury Long Bonds	(5)	June 2025	$ (574,334)	$ (583,125)	$ (8,791)
Total Short Contracts					(397,061)
Net Unrealized Depreciation					$ (129,420)

1.	As of April 30, 2025, cash in the amount of $352,025 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2025.
Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SVC—El Salvador Colon
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 10,166,571	$ —	$ 10,166,571
Corporate Bonds	—	40,126,201	—	40,126,201
Mortgage-Backed Securities	—	11,800,168	—	11,800,168
U.S. Government & Federal Agencies	—	58,288,825	—	58,288,825
Total Long-Term Bonds	—	120,381,765	—	120,381,765
Exchange-Traded Fund	2,640,300	—	—	2,640,300
Total Investments in Securities	2,640,300	120,381,765	—	123,022,065
Other Financial Instruments
Futures Contracts (b)	267,641	—	—	267,641
Total Investments in Securities and Other Financial Instruments	$ 2,907,941	$ 120,381,765	$ —	$ 123,289,706
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (397,061)	$ —	$ —	$ (397,061)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Short Term Bond Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (identified cost $121,658,430)	$123,022,065
Cash	1,567,581
Cash collateral on deposit at broker for futures contracts	352,025
Receivables:
Interest	806,925
Fund shares sold	162,275
Investment securities sold	136,692
Variation margin on futures contracts	30,914
Other assets	55,552
Total assets	126,134,029
Liabilities
Payables:
Investment securities purchased	1,399,508
Fund shares redeemed	73,463
Professional fees	29,451
Manager (See Note 3)	17,908
Transfer agent (See Note 3)	16,036
NYLIFE Distributors (See Note 3)	11,192
Custodian	8,167
Shareholder communication	5,594
Trustees	21
Accrued expenses	3,572
Distributions payable	4,393
Total liabilities	1,569,305
Net assets	$124,564,724
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$13,601
Additional paid-in-capital	129,489,572
129,503,173
Total distributable earnings (loss)	(4,938,449)
Net assets	$124,564,724
Class A
Net assets applicable to outstanding shares	$52,714,139
Shares of beneficial interest outstanding	5,759,925
Net asset value per share outstanding	$9.15
Maximum sales charge (1.00% of offering price)	0.09
Maximum offering price per share outstanding	$9.24
Investor Class
Net assets applicable to outstanding shares	$1,921,847
Shares of beneficial interest outstanding	208,388
Net asset value per share outstanding	$9.22
Maximum sales charge (0.50% of offering price)	0.05
Maximum offering price per share outstanding	$9.27
Class I
Net assets applicable to outstanding shares	$69,899,368
Shares of beneficial interest outstanding	7,629,197
Net asset value and offering price per share outstanding	$9.16
SIMPLE Class
Net assets applicable to outstanding shares	$29,370
Shares of beneficial interest outstanding	3,185
Net asset value and offering price per share outstanding	$9.22

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$3,056,218
Dividends	56,117
Total income	3,112,335
Expenses
Manager (See Note 3)	154,155
Distribution/Service—Class A (See Note 3)	64,792
Distribution/Service—Investor Class (See Note 3)	2,398
Distribution/Service—SIMPLE Class (See Note 3)	80
Transfer agent (See Note 3)	49,195
Professional fees	44,079
Registration	30,971
Custodian	15,952
Shareholder communication	3,149
Trustees	1,451
Miscellaneous	3,277
Total expenses before waiver/reimbursement	369,499
Expense waiver/reimbursement from Manager (See Note 3)	(34,016)
Net expenses	335,483
Net investment income (loss)	2,776,852
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(42,888)
Futures transactions	188,849
Net realized gain (loss)	145,961
Net change in unrealized appreciation (depreciation) on:
Investments	890,810
Futures contracts	(395,356)
Net change in unrealized appreciation (depreciation)	495,454
Net realized and unrealized gain (loss)	641,415
Net increase (decrease) in net assets resulting from operations	$3,418,267
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Short Term Bond Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,776,852	$7,365,273
Net realized gain (loss)	145,961	375,111
Net change in unrealized appreciation (depreciation)	495,454	2,535,390
Net increase (decrease) in net assets resulting from operations	3,418,267	10,275,774
Distributions to shareholders:
Class A	(1,129,069)	(2,605,609)
Investor Class	(39,401)	(93,445)
Class I	(1,617,871)	(4,673,528)
SIMPLE Class	(563)	(2,365)
Total distributions to shareholders	(2,786,904)	(7,374,947)
Capital share transactions:
Net proceeds from sales of shares	24,325,733	57,627,930
Net asset value of shares issued to shareholders in reinvestment of distributions	2,758,802	7,305,098
Cost of shares redeemed	(30,006,389)	(117,058,707)
Increase (decrease) in net assets derived from capital share transactions	(2,921,854)	(52,125,679)
Net increase (decrease) in net assets	(2,290,491)	(49,224,852)
Net Assets
Beginning of period	126,855,215	176,080,067
End of period	$124,564,724	$126,855,215
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.11	$8.94	$9.03	$9.78	$10.72	$10.91
Net investment income (loss)	0.20(a)	0.43(a)	0.36(a)	0.14(a)	0.07(a)	0.15
Net realized and unrealized gain (loss)	0.04	0.18	(0.10)	(0.74)	(0.01)	0.05
Total from investment operations	0.24	0.61	0.26	(0.60)	0.06	0.20
Less distributions:
From net investment income	(0.20)	(0.44)	(0.35)	(0.13)	(0.08)	(0.17)
From net realized gain on investments	—	—	—	(0.02)	(0.92)	(0.22)
Total distributions	(0.20)	(0.44)	(0.35)	(0.15)	(1.00)	(0.39)
Net asset value at end of period	$9.15	$9.11	$8.94	$9.03	$9.78	$10.72
Total investment return (b)	2.62%	7.00%	2.92%	(6.08)%	0.59%	2.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.32%††	4.72%	3.94%	1.45%	0.70%	1.32%
Net expenses (c)	0.72%††	0.71%	0.75%	0.76%	0.72%	0.72%
Expenses (before waiver/reimbursement) (c)	0.73%††	0.71%	0.75%	0.88%	0.77%	0.75%
Portfolio turnover rate	258%(d)	377%	495%(d)	279%(d)	236%	299%(d)
Net assets at end of period (in 000’s)	$52,714	$54,152	$54,946	$54,971	$60,444	$43,452

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 256%, 495%, 271% and 298% for the six months ended April 30, 2025 and for the years ended October 31, 2023, 2022 and 2020, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Short Term Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.17	$9.01	$9.09	$9.85	$10.79	$10.97
Net investment income (loss)	0.19(a)	0.41(a)	0.34(a)	0.12(a)	0.05(a)	0.13
Net realized and unrealized gain (loss)	0.05	0.17	(0.08)	(0.74)	—	0.06
Total from investment operations	0.24	0.58	0.26	(0.62)	0.05	0.19
Less distributions:
From net investment income	(0.19)	(0.42)	(0.34)	(0.12)	(0.07)	(0.15)
From net realized gain on investments	—	—	—	(0.02)	(0.92)	(0.22)
Total distributions	(0.19)	(0.42)	(0.34)	(0.14)	(0.99)	(0.37)
Net asset value at end of period	$9.22	$9.17	$9.01	$9.09	$9.85	$10.79
Total investment return (b)	2.61%	6.60%	2.83%	(6.28)%	0.44%	1.76%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.13%††	4.52%	3.76%	1.27%	0.51%	1.18%
Net expenses (c)	0.92%††	0.92%	0.92%	0.92%	0.92%	0.92%
Expenses (before waiver/reimbursement) (c)	1.28%††	1.26%	1.27%	1.32%	1.29%	1.22%
Portfolio turnover rate	258%(d)	377%	495%(d)	279%(d)	236%	299%(d)
Net assets at end of period (in 000's)	$1,922	$1,942	$2,108	$2,396	$3,124	$3,376

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 256%, 495%, 271% and 298% for the six months ended April 30, 2025 and for the years ended October 31, 2023, 2022 and 2020, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.11	$8.95	$9.04	$9.79	$10.74	$10.92
Net investment income (loss)	0.21(a)	0.46(a)	0.41(a)	0.16(a)	0.10(a)	0.25
Net realized and unrealized gain (loss)	0.05	0.17	(0.12)	(0.72)	(0.01)	(0.01)
Total from investment operations	0.26	0.63	0.29	(0.56)	0.09	0.24
Less distributions:
From net investment income	(0.21)	(0.47)	(0.38)	(0.17)	(0.12)	(0.20)
From net realized gain on investments	—	—	—	(0.02)	(0.92)	(0.22)
Total distributions	(0.21)	(0.47)	(0.38)	(0.19)	(1.04)	(0.42)
Net asset value at end of period	$9.16	$9.11	$8.95	$9.04	$9.79	$10.74
Total investment return (b)	2.90%	7.21%	3.27%	(5.74)%	0.87%	2.29%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.65%††	5.04%	4.50%	1.64%	1.02%	1.78%
Net expenses (c)	0.40%††	0.40%	0.40%	0.40%	0.40%	0.40%
Expenses (before waiver/reimbursement) (c)	0.48%††	0.46%	0.48%	0.60%	0.52%	0.48%
Portfolio turnover rate	258%(d)	377%	495%(d)	279%(d)	236%	299%(d)
Net assets at end of period (in 000’s)	$69,899	$70,704	$118,981	$32,750	$45,291	$33,330

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 256%, 495%, 271% and 298% for the six months ended April 30, 2025 and for the years ended October 31, 2023, 2022 and 2020, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Short Term Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.17	$9.00	$9.09	$9.85	$10.79	$10.82**
Net investment income (loss) (a)	0.18	0.41	0.33	0.11	0.03	0.01
Net realized and unrealized gain (loss)	0.05	0.18	(0.10)	(0.75)	(0.01)	(0.03)
Total from investment operations	0.23	0.59	0.23	(0.64)	0.02	(0.02)
Less distributions:
From net investment income	(0.18)	(0.42)	(0.32)	(0.10)	(0.04)	(0.01)
From net realized gain on investments	—	—	—	(0.02)	(0.92)	—
Total distributions	(0.18)	(0.42)	(0.32)	(0.12)	(0.96)	(0.01)
Net asset value at end of period	$9.22	$9.17	$9.00	$9.09	$9.85	$10.79
Total investment return (b)	2.52%	6.69%	2.56%	(6.49)%	0.18%	(0.17)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.05%††	4.47%	3.65%	1.16%	0.27%	0.38%††
Net expenses (c)	1.02%††	0.96%	1.08%	1.17%	1.17%	1.17%††
Expenses (before waiver/reimbursement) (c)	1.03%††	0.96%	1.08%	1.56%	1.54%	1.55%††
Portfolio turnover rate	258%(d)	377%	495%(d)	279%(d)	236%	299%(d)
Net assets at end of period (in 000’s)	$29	$57	$44	$32	$25	$25

*	Unaudited.
^	Inception date.
**	Based on the net asset value of Investor Class as of August 31, 2020.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 256%, 495%, 271% and 298% for the six months ended April 30, 2025 and for the years ended October 31, 2023, 2022 and 2020, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Short Term Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Investor Class	February 28, 2008
Class I	January 2, 1991
SIMPLE Class	August 31, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 0.50% may be imposed on certain redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. Class I and SIMPLE Class shares are offered at NAV without a sales charge. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class A, Investor Class and SIMPLE Class shares are subject to a distribution and/or service fee. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income consistent with capital preservation.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation

16	NYLI Short Term Bond Fund

Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are
17

Notes to Financial Statements (Unaudited) (continued)
valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

18	NYLI Short Term Bond Fund

(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A.,
("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Dollar Rolls. The Fund may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Fund generally transfers MBS where the MBS are "to be announced," therefore, the Fund accounts for these transactions as purchases and sales.
When accounted for as purchase and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Fund has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Fund at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(J) Debt Securities Risk.  Investments in the Fund are not guaranteed, even though some of the Fund’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates
19

Notes to Financial Statements (Unaudited) (continued)
fall, thereby reducing the value of the Fund’s investment. If interest rates rise, less of the debt may be prepaid and the Fund may lose money. The Fund is subject to interest-rate risk and its holdings in bonds can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Fund may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic debt securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult in value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Fund's securities as well as help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of April 30, 2025:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$267,641	$267,641
Total Fair Value	$267,641	$267,641

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(397,061)	$(397,061)
Total Fair Value	$(397,061)	$(397,061)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$188,849	$188,849
Total Net Realized Gain (Loss)	$188,849	$188,849

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$(395,356)	$(395,356)
Total Net Change in Unrealized Appreciation (Depreciation)	$(395,356)	$(395,356)

Average Notional Amount	Total
Futures Contracts Long	$29,838,268
Futures Contracts Short	$(24,921,452)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility

20	NYLI Short Term Bond Fund

of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.25% up to $1 billion and 0.20% in excess of $1 billion. During the six-month period ended April 30, 2025, the effective management fee rate was 0.25% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.82%; Investor Class, 0.92%; Class I, 0.40% and SIMPLE Class, 1.17%. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $154,155 and waived fees and/or reimbursed expenses in the amount of $34,016 and paid the Subadvisor fees in the amount of $60,070.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the SIMPLE Class Plan, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Investor Class shares during the six-month period ended April 30, 2025, was $50.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A shares during the six-month period ended April 30, 2025, of $2,479.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the
21

Notes to Financial Statements (Unaudited) (continued)
aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$18,447	$—
Investor Class	5,960	—
Class I	24,771	—
SIMPLE Class	17	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
SIMPLE Class	$26,142	89.0%
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$121,715,920	$1,382,859	$(76,714)	$1,306,145
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $5,976,501, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$1,022	$4,955
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$7,374,947
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.

22	NYLI Short Term Bond Fund

Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of U.S. government securities were $281,008 and $266,447, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $29,118 and $41,240, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	2,069,308	$18,884,242
Shares issued to shareholders in reinvestment of distributions	122,424	1,116,800
Shares redeemed	(2,385,958)	(21,764,250)
Net increase (decrease) in shares outstanding before conversion	(194,226)	(1,763,208)
Shares converted into Class A (See Note 1)	6,771	61,758
Net increase (decrease)	(187,455)	$(1,701,450)
Year ended October 31, 2024:
Shares sold	4,771,734	$43,421,100
Shares issued to shareholders in reinvestment of distributions	282,949	2,569,804
Shares redeemed	(5,261,120)	(47,815,861)
Net increase (decrease) in shares outstanding before conversion	(206,437)	(1,824,957)
Shares converted into Class A (See Note 1)	10,673	96,761
Net increase (decrease)	(195,764)	$(1,728,196)

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	15,503	$142,434
Shares issued to shareholders in reinvestment of distributions	4,218	38,774
Shares redeemed	(16,257)	(149,498)
Net increase (decrease) in shares outstanding before conversion	3,464	31,710
Shares converted from Investor Class (See Note 1)	(6,719)	(61,758)
Net increase (decrease)	(3,255)	$(30,048)
Year ended October 31, 2024:
Shares sold	25,639	$235,029
Shares issued to shareholders in reinvestment of distributions	10,018	91,649
Shares redeemed	(47,449)	(434,711)
Net increase (decrease) in shares outstanding before conversion	(11,792)	(108,033)
Shares converted from Investor Class (See Note 1)	(10,603)	(96,761)
Net increase (decrease)	(22,395)	$(204,794)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	580,211	$5,298,757
Shares issued to shareholders in reinvestment of distributions	175,525	1,602,665
Shares redeemed	(883,722)	(8,063,642)
Net increase (decrease)	(127,986)	$(1,162,220)
Year ended October 31, 2024:
Shares sold	1,533,385	$13,962,009
Shares issued to shareholders in reinvestment of distributions	510,565	4,641,280
Shares redeemed	(7,574,720)	(68,808,115)
Net increase (decrease)	(5,530,770)	$(50,204,826)

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	33	$300
Shares issued to shareholders in reinvestment of distributions	61	563
Shares redeemed	(3,161)	(28,999)
Net increase (decrease)	(3,067)	$(28,136)
Year ended October 31, 2024:
Shares sold	1,070	$9,792
Shares issued to shareholders in reinvestment of distributions	258	2,365
Shares redeemed	(2)	(20)
Net increase (decrease)	1,326	$12,137
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
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Notes to Financial Statements (Unaudited) (continued)
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
24	NYLI Short Term Bond Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
25

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

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the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
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Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
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overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
30

respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
31

The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
32

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
33

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
34

NYLI WMC Growth Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 96.5%
Aerospace & Defense 1.6%
GE Aerospace	67,637	$ 13,631,561
Automobiles 2.0%
Tesla, Inc. (a)	59,463	16,778,080
Biotechnology 1.2%
Vertex Pharmaceuticals, Inc. (a)	20,496	10,442,712
Broadline Retail 6.2%
Amazon.com, Inc. (a)	282,101	52,025,066
Capital Markets 7.8%
Ares Management Corp.	59,472	9,071,264
Goldman Sachs Group, Inc. (The)	7,684	4,207,374
KKR & Co., Inc.	119,519	13,657,436
MSCI, Inc.	4,068	2,217,508
Nasdaq, Inc.	79,881	6,087,731
S&P Global, Inc.	40,100	20,052,005
Tradeweb Markets, Inc., Class A	78,245	10,821,284
		66,114,602
Commercial Services & Supplies 1.7%
Copart, Inc. (a)	139,625	8,521,314
Waste Connections, Inc.	30,874	6,101,628
		14,622,942
Communications Equipment 0.9%
Arista Networks, Inc. (a)	93,943	7,728,691
Consumer Finance 1.0%
American Express Co.	31,612	8,421,753
Electrical Equipment 1.1%
GE Vernova, Inc.	25,920	9,611,654
Entertainment 6.2%
Netflix, Inc. (a)	31,961	36,170,903
Spotify Technology SA (a)	26,343	16,174,075
		52,344,978
Financial Services 5.2%
Corpay, Inc. (a)	4,491	1,461,237
Mastercard, Inc., Class A	61,705	33,818,042
Visa, Inc., Class A	24,248	8,377,684
		43,656,963
	Shares	Value

Health Care Equipment & Supplies 2.7%
Boston Scientific Corp. (a)	87,281	$ 8,978,597
Intuitive Surgical, Inc. (a)	10,378	5,352,972
Stryker Corp.	22,388	8,371,321
		22,702,890
Health Care REITs 2.0%
Welltower, Inc.	108,341	16,531,753
Hotels, Restaurants & Leisure 2.5%
Chipotle Mexican Grill, Inc. (a)	124,162	6,272,664
DraftKings, Inc., Class A (a)	207,509	6,907,975
Hilton Worldwide Holdings, Inc.	36,581	8,248,284
		21,428,923
Interactive Media & Services 8.6%
Alphabet, Inc., Class C	256,110	41,205,538
Meta Platforms, Inc., Class A	56,435	30,982,815
		72,188,353
IT Services 2.4%
Gartner, Inc. (a)	28,987	12,205,846
Shopify, Inc., Class A (a)	84,491	8,026,645
		20,232,491
Pharmaceuticals 4.6%
Eli Lilly & Co.	43,431	39,042,297
Professional Services 0.9%
TransUnion	96,789	8,029,615
Semiconductors & Semiconductor Equipment 17.5%
ARM Holdings plc, ADR (a)(b)	19,673	2,243,706
ASML Holding NV (Registered)	11,816	7,894,033
Broadcom, Inc.	199,462	38,390,451
KLA Corp.	14,184	9,966,955
Monolithic Power Systems, Inc.	15,796	9,368,608
NVIDIA Corp.	694,213	75,613,680
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	24,825	4,138,079
		147,615,512
Software 12.4%
HubSpot, Inc. (a)	21,356	13,059,194
Microsoft Corp.	185,802	73,440,100
Salesforce, Inc.	28,964	7,782,916
ServiceNow, Inc. (a)	10,551	10,076,310
		104,358,520

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Specialized REITs 1.1%
Equinix, Inc.	10,498	$ 9,036,154
Specialty Retail 2.1%
O'Reilly Automotive, Inc. (a)	5,976	8,457,235
TJX Cos., Inc. (The)	68,916	8,868,111
		17,325,346
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	188,999	40,162,288
Total Common Stocks (Cost $461,312,474)		814,033,144
Short-Term Investments 3.8%
Affiliated Investment Company 3.5%
NYLI U.S. Government Liquidity Fund, 4.167% (c)	30,068,972	30,068,972
Unaffiliated Investment Company 0.3%
Invesco Government & Agency Portfolio, 4.367% (c)(d)	2,242,608	2,242,608
Total Short-Term Investments (Cost $32,311,580)		32,311,580
Total Investments (Cost $493,624,054)	100.3%	846,344,724
Other Assets, Less Liabilities	(0.3)	(2,666,627)
Net Assets	100.0%	$ 843,678,097

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of April 30, 2025, the aggregate market value of securities on loan was $2,196,379. The Fund received cash collateral with a value of $2,242,608. (See Note 2(G))
(c)	Current yield as of April 30, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI WMC Growth Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 25,349	$ 100,660	$ (95,940)	$ —	$ —	$ 30,069	$ 407	$ —	30,069
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 814,033,144	$ —	$ —	$ 814,033,144
Short-Term Investments
Affiliated Investment Company	30,068,972	—	—	30,068,972
Unaffiliated Investment Company	2,242,608	—	—	2,242,608
Total Short-Term Investments	32,311,580	—	—	32,311,580
Total Investments in Securities	$ 846,344,724	$ —	$ —	$ 846,344,724

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $463,555,082) including securities on loan of $2,196,379	$816,275,752
Investment in affiliated investment companies, at value (identified cost $30,068,972)	30,068,972
Receivables:
Dividends	206,748
Fund shares sold	72,601
Securities lending	485
Other assets	93,268
Total assets	846,717,826
Liabilities
Cash collateral received for securities on loan	2,242,608
Payables:
Manager (See Note 3)	445,867
NYLIFE Distributors (See Note 3)	129,511
Transfer agent (See Note 3)	119,361
Fund shares redeemed	62,893
Professional fees	30,588
Custodian	6,773
Trustees	11
Accrued expenses	2,117
Total liabilities	3,039,729
Net assets	$843,678,097
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$18,439
Additional paid-in-capital	480,135,012
480,153,451
Total distributable earnings (loss)	363,524,646
Net assets	$843,678,097
Class A
Net assets applicable to outstanding shares	$592,825,774
Shares of beneficial interest outstanding	13,056,276
Net asset value per share outstanding	$45.41
Maximum sales charge (5.50% of offering price)	2.64
Maximum offering price per share outstanding	$48.05
Investor Class
Net assets applicable to outstanding shares	$65,162,415
Shares of beneficial interest outstanding	1,487,760
Net asset value per share outstanding	$43.80
Maximum sales charge (5.00% of offering price)	2.31
Maximum offering price per share outstanding	$46.11
Class C
Net assets applicable to outstanding shares	$1,841,041
Shares of beneficial interest outstanding	48,352
Net asset value and offering price per share outstanding	$38.08
Class I
Net assets applicable to outstanding shares	$55,147,845
Shares of beneficial interest outstanding	1,154,405
Net asset value and offering price per share outstanding	$47.77
Class R6
Net assets applicable to outstanding shares	$128,701,022
Shares of beneficial interest outstanding	2,692,070
Net asset value and offering price per share outstanding	$47.81

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI WMC Growth Fund

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $11,383)	$2,277,324
Dividends-affiliated	406,610
Securities lending, net	2,099
Total income	2,686,033
Expenses
Manager (See Note 3)	3,038,124
Distribution/Service—Class A (See Note 3)	787,263
Distribution/Service—Investor Class (See Note 3)	88,487
Distribution/Service—Class B (See Note 3)(a)	2,748
Distribution/Service—Class C (See Note 3)	9,622
Transfer agent (See Note 3)	350,859
Professional fees	60,843
Registration	47,528
Shareholder communication	19,606
Custodian	16,394
Trustees	10,387
Miscellaneous	18,636
Total expenses before waiver/reimbursement	4,450,497
Expense waiver/reimbursement from Manager (See Note 3)	(37,523)
Net expenses	4,412,974
Net investment income (loss)	(1,726,941)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	19,937,577
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(31,204,532)
Net realized and unrealized gain (loss)	(11,266,955)
Net increase (decrease) in net assets resulting from operations	$(12,993,896)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,726,941)	$(3,344,233)
Net realized gain (loss)	19,937,577	104,174,413
Net change in unrealized appreciation (depreciation)	(31,204,532)	171,757,459
Net increase (decrease) in net assets resulting from operations	(12,993,896)	272,587,639
Distributions to shareholders:
Class A	(24,940,622)	—
Investor Class	(3,054,153)	—
Class B(a)	(62,928)	—
Class C	(88,198)	—
Class I	(2,296,198)	—
Class R6	(5,138,744)	—
Total distributions to shareholders	(35,580,843)	—
Capital share transactions:
Net proceeds from sales of shares	15,692,087	28,820,788
Net asset value of shares issued to shareholders in reinvestment of distributions	35,362,283	—
Cost of shares redeemed	(55,485,736)	(119,964,072)
Increase (decrease) in net assets derived from capital share transactions	(4,431,366)	(91,143,284)
Net increase (decrease) in net assets	(53,006,105)	181,444,355
Net Assets
Beginning of period	896,684,202	715,239,847
End of period	$843,678,097	$896,684,202

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI WMC Growth Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$47.99	$34.47	$29.94	$56.51	$42.56	$36.07
Net investment income (loss) (a)	(0.10)	(0.19)	(0.12)	(0.19)	(0.23)	(0.00)‡
Net realized and unrealized gain (loss)	(0.55)	13.71	4.65	(14.75)	15.93	7.78
Total from investment operations	(0.65)	13.52	4.53	(14.94)	15.70	7.78
Less distributions:
From net investment income	—	—	—	—	—	(0.16)
From net realized gain on investments	(1.93)	—	—	(11.63)	(1.75)	(1.13)
Total distributions	(1.93)	—	—	(11.63)	(1.75)	(1.29)
Net asset value at end of period	$45.41	$47.99	$34.47	$29.94	$56.51	$42.56
Total investment return (b)	(1.71)%	39.22%	15.13%	(32.66)%	37.87%	22.21%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.42)%††	(0.42)%	(0.34)%	(0.53)%	(0.46)%	0.01%
Net expenses (c)	1.02%††	1.03%	1.05%	1.04%	1.02%	1.04%
Portfolio turnover rate	14%	69%	42%	42%	53%	150%
Net assets at end of period (in 000’s)	$592,826	$624,627	$478,878	$453,405	$725,468	$531,715

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$46.42	$33.44	$29.12	$55.42	$41.89	$35.53
Net investment income (loss) (a)	(0.16)	(0.30)	(0.20)	(0.29)	(0.35)	(0.10)
Net realized and unrealized gain (loss)	(0.53)	13.28	4.52	(14.38)	15.63	7.65
Total from investment operations	(0.69)	12.98	4.32	(14.67)	15.28	7.55
Less distributions:
From net investment income	—	—	—	—	—	(0.06)
From net realized gain on investments	(1.93)	—	—	(11.63)	(1.75)	(1.13)
Total distributions	(1.93)	—	—	(11.63)	(1.75)	(1.19)
Net asset value at end of period	$43.80	$46.42	$33.44	$29.12	$55.42	$41.89
Total investment return (b)	(1.86)%	38.82%	14.84%	(32.86)%	37.46%	21.84%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.71)%††	(0.71)%	(0.62)%	(0.81)%	(0.71)%	(0.26)%
Net expenses (c)	1.32%††	1.32%	1.32%	1.33%	1.32%	1.34%
Expenses (before waiver/reimbursement) (c)	1.40%††	1.41%	1.50%	1.36%	1.40%	1.41%
Portfolio turnover rate	14%	69%	42%	42%	53%	150%
Net assets at end of period (in 000's)	$65,162	$73,970	$63,644	$59,377	$93,624	$97,709

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$40.73	$29.57	$25.94	$50.99	$38.95	$33.30
Net investment income (loss) (a)	(0.29)	(0.56)	(0.40)	(0.51)	(0.67)	(0.36)
Net realized and unrealized gain (loss)	(0.43)	11.72	4.03	(12.91)	14.46	7.14
Total from investment operations	(0.72)	11.16	3.63	(13.42)	13.79	6.78
Less distributions:
From net realized gain on investments	(1.93)	—	—	(11.63)	(1.75)	(1.13)
Net asset value at end of period	$38.08	$40.73	$29.57	$25.94	$50.99	$38.95
Total investment return (b)	(2.21)%	37.74%	13.99%	(33.37)%	36.42%	20.94%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.47)%††	(1.47)%	(1.37)%	(1.56)%	(1.46)%	(1.02)%
Net expenses (c)	2.07%††	2.08%	2.07%	2.08%	2.07%	2.08%
Expenses (before waiver/reimbursement) (c)	2.15%††	2.16%	2.25%	2.11%	2.15%	2.15%
Portfolio turnover rate	14%	69%	42%	42%	53%	150%
Net assets at end of period (in 000’s)	$1,841	$1,927	$1,657	$1,318	$2,880	$3,068

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$50.33	$36.05	$31.22	$58.27	$43.72	$37.01
Net investment income (loss) (a)	(0.04)	(0.07)	(0.02)	(0.07)	0.02	0.11
Net realized and unrealized gain (loss)	(0.59)	14.35	4.85	(15.35)	16.28	7.97
Total from investment operations	(0.63)	14.28	4.83	(15.42)	16.30	8.08
Less distributions:
From net investment income	—	—	—	—	—	(0.24)
From net realized gain on investments	(1.93)	—	—	(11.63)	(1.75)	(1.13)
Total distributions	(1.93)	—	—	(11.63)	(1.75)	(1.37)
Net asset value at end of period	$47.77	$50.33	$36.05	$31.22	$58.27	$43.72
Total investment return (b)	(1.59)%	39.61%	15.47%	(32.46)%	38.25%	22.53%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.15)%††	(0.15)%	(0.04)%	(0.20)%	0.04%	0.28%
Net expenses (c)	0.75%††	0.75%	0.75%	0.75%	0.77%	0.79%
Expenses (before waiver/reimbursement) (c)	0.77%††	0.78%	0.80%	0.79%	0.78%	0.79%
Portfolio turnover rate	14%	69%	42%	42%	53%	150%
Net assets at end of period (in 000’s)	$55,148	$60,639	$44,833	$38,498	$14,025	$102,290

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI WMC Growth Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,			April 26, 2021^ through October 31,
Class R6	2025*	2024	2023	2022	2021
Net asset value at beginning of period	$50.36	$36.06	$31.22	$58.27	$53.43
Net investment income (loss) (a)	(0.03)	(0.05)	(0.01)	(0.08)	(0.19)
Net realized and unrealized gain (loss)	(0.59)	14.35	4.85	(15.34)	5.03
Total from investment operations	(0.62)	14.30	4.84	(15.42)	4.84
Less distributions:
From net realized gain on investments	(1.93)	—	—	(11.63)	—
Net asset value at end of period	$47.81	$50.36	$36.06	$31.22	$58.27
Total investment return (b)	(1.57)%	39.66%	15.50%	(32.46)%	9.06%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.12)%††	(0.11)%	(0.02)%	(0.20)%	(0.37)%††
Net expenses (c)	0.72%††	0.72%	0.73%	0.72%	0.71%††
Expenses (before waiver/reimbursement) (c)	0.72%††	0.72%	0.73%	0.72%	0.72%††
Portfolio turnover rate	14%	69%	42%	42%	53%
Net assets at end of period (in 000’s)	$128,701	$134,115	$121,645	$133,867	$152,039

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI WMC Growth Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	August 7, 2006
Investor Class	January 18, 2013
Class C	January 18, 2013
Class I	November 2, 2009
Class R6	April 26, 2021
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under a distribution plan pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term growth of capital.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the

12	NYLI WMC Growth Fund

Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal
13

Notes to Financial Statements (Unaudited) (continued)
conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and

14	NYLI WMC Growth Fund

Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The
Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.70% up to $500 million; 0.65% from $500 million to $1 billion; 0.625% from $1 billion to $2 billion; and 0.60% in excess of $2 billion. During the six-month period ended April 30, 2025, the effective management fee rate was 0.68% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.75% of its average daily net assets. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $3,038,124 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $37,523 and paid the Subadvisor fees in the amount of $1,247,233.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New
15

Notes to Financial Statements (Unaudited) (continued)
York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $22,012 and $1,514, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2025, of $238 and $77, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$172,480	$—
Investor Class	154,090	(30,211)
Class B*	1,139	(231)
Class C	4,198	(830)
Class I	16,269	—
Class R6	2,683	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$29,237	0.0%‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$498,354,686	$354,941,595	$(6,951,557)	$347,990,038
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.

16	NYLI WMC Growth Fund

Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $123,021 and $169,747, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	162,214	$7,795,310
Shares issued to shareholders in reinvestment of distributions	496,789	24,740,096
Shares redeemed	(762,492)	(36,518,168)
Net increase (decrease) in shares outstanding before conversion	(103,489)	(3,982,762)
Shares converted into Class A (See Note 1)	144,338	7,048,259
Shares converted from Class A (See Note 1)	(385)	(18,444)
Net increase (decrease)	40,464	$3,047,053
Year ended October 31, 2024:
Shares sold	277,639	$12,150,016
Shares redeemed	(1,430,490)	(63,104,676)
Net increase (decrease) in shares outstanding before conversion	(1,152,851)	(50,954,660)
Shares converted into Class A (See Note 1)	283,502	12,991,799
Shares converted from Class A (See Note 1)	(7,197)	(323,593)
Net increase (decrease)	(876,546)	$(38,286,454)

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	8,867	$401,453
Shares issued to shareholders in reinvestment of distributions	63,247	3,042,195
Shares redeemed	(59,958)	(2,776,798)
Net increase (decrease) in shares outstanding before conversion	12,156	666,850
Shares converted into Investor Class (See Note 1)	3,684	177,245
Shares converted from Investor Class (See Note 1)	(121,602)	(5,698,615)
Net increase (decrease)	(105,762)	$(4,854,520)
Year ended October 31, 2024:
Shares sold	20,815	$886,756
Shares redeemed	(135,519)	(5,820,683)
Net increase (decrease) in shares outstanding before conversion	(114,704)	(4,933,927)
Shares converted into Investor Class (See Note 1)	13,059	559,198
Shares converted from Investor Class (See Note 1)	(208,118)	(9,339,678)
Net increase (decrease)	(309,763)	$(13,714,407)

17

Notes to Financial Statements (Unaudited) (continued)
Class B	Shares	Amount
Six-month period ended April 30, 2025: (a)
Shares sold	34	$1,437
Shares issued to shareholders in reinvestment of distributions	1,499	62,928
Shares redeemed	(1,425)	(59,538)
Net increase (decrease) in shares outstanding before conversion	108	4,827
Shares converted from Class B (See Note 1)	(34,614)	(1,463,174)
Net increase (decrease)	(34,506)	$(1,458,347)
Year ended October 31, 2024:
Shares sold	36	$1,455
Shares redeemed	(10,866)	(409,575)
Net increase (decrease) in shares outstanding before conversion	(10,830)	(408,120)
Shares converted from Class B (See Note 1)	(106,292)	(4,039,353)
Net increase (decrease)	(117,122)	$(4,447,473)

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	6,557	$266,949
Shares issued to shareholders in reinvestment of distributions	2,103	88,198
Shares redeemed	(6,487)	(263,096)
Net increase (decrease) in shares outstanding before conversion	2,173	92,051
Shares converted from Class C (See Note 1)	(1,130)	(45,271)
Net increase (decrease)	1,043	$46,780
Year ended October 31, 2024:
Shares sold	7,811	$277,276
Shares redeemed	(12,015)	(432,549)
Net increase (decrease) in shares outstanding before conversion	(4,204)	(155,273)
Shares converted from Class C (See Note 1)	(4,524)	(171,966)
Net increase (decrease)	(8,728)	$(327,239)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	63,442	$3,147,062
Shares issued to shareholders in reinvestment of distributions	43,755	2,290,122
Shares redeemed	(157,586)	(7,978,043)
Net increase (decrease)	(50,389)	$(2,540,859)
Year ended October 31, 2024:
Shares sold	126,242	$5,863,818
Shares redeemed	(171,862)	(8,046,912)
Net increase (decrease) in shares outstanding before conversion	(45,620)	(2,183,094)
Shares converted into Class I (See Note 1)	6,871	323,593
Net increase (decrease)	(38,749)	$(1,859,501)

Class R2(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,147	$43,132
Shares redeemed	(4,047)	(168,115)
Net increase (decrease)	(2,900)	$(124,983)

Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	83,104	$4,079,876
Shares issued to shareholders in reinvestment of distributions	98,105	5,138,744
Shares redeemed	(152,240)	(7,890,093)
Net increase (decrease)	28,969	$1,328,527
Year ended October 31, 2024:
Shares sold	194,430	$9,598,335
Shares redeemed	(904,479)	(41,981,562)
Net increase (decrease)	(710,049)	$(32,383,227)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial

18	NYLI WMC Growth Fund

statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
19

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
20

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

21

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
22

Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
24

overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
25

respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
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The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
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share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
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Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI WMC International Research Equity Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.0%
Australia 4.6%
ANZ Group Holdings Ltd. (Banks)	99,007	$ 1,898,698
Challenger Ltd. (Financial Services)	145,595	661,098
Commonwealth Bank of Australia (Banks)	8,921	954,486
Evolution Mining Ltd. (Metals & Mining)	97,112	485,687
Glencore plc (Metals & Mining)	281,025	916,806
Macquarie Group Ltd. (Capital Markets)	5,425	675,312
Orora Ltd. (Containers & Packaging)	128,612	149,462
Rio Tinto plc (Metals & Mining)	31,844	1,898,652
Stockland (Diversified REITs)	505,969	1,782,763
		9,422,964
Austria 1.2%
BAWAG Group AG (Banks) (a)	14,167	1,552,937
Erste Group Bank AG (Banks)	12,300	828,491
		2,381,428
Belgium 1.3%
KBC Group NV (Banks)	20,673	1,908,427
UCB SA (Pharmaceuticals)	4,514	829,867
		2,738,294
Brazil 2.3%
B3 SA - Brasil Bolsa Balcao (Capital Markets)	223,093	530,299
Banco Santander Brasil SA (Banks)	249,450	1,297,545
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	71,400	1,432,869
MercadoLibre, Inc. (Broadline Retail) (b)	256	596,697
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	56,800	320,774
Rumo SA (Ground Transportation)	164,773	563,262
		4,741,446
Canada 3.0%
Barrick Gold Corp. (Metals & Mining)	33,713	642,909
Constellation Software, Inc. (Software)	368	1,326,239
iA Financial Corp., Inc. (Insurance)	2,246	218,181
Intact Financial Corp. (Insurance)	3,751	833,051
Methanex Corp. (Chemicals)	9,210	288,606
Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	28,992	1,108,282
Shopify, Inc., Class A (IT Services) (b)	12,599	1,198,303
Sun Life Financial, Inc. (Insurance)	10,491	625,153
		6,240,724
Chile 0.4%
Antofagasta plc (Metals & Mining)	22,519	496,834
	Shares	Value

Chile (continued)
Lundin Mining Corp. (Metals & Mining)	49,796	$ 407,441
		904,275
China 6.6%
Anhui Conch Cement Co. Ltd., Class H (Construction Materials)	76,500	216,866
BOC Aviation Ltd. (Trading Companies & Distributors) (a)	71,151	536,848
BYD Co. Ltd., Class H (Automobiles)	12,773	615,801
China Merchants Bank Co. Ltd., Class H (Banks)	247,644	1,362,825
China Pacific Insurance Group Co. Ltd., Class H (Insurance)	211,020	579,613
ENN Energy Holdings Ltd. (Gas Utilities)	124,900	996,034
KE Holdings, Inc., ADR (Real Estate Management & Development)	69,782	1,416,575
Meituan (Hotels, Restaurants & Leisure) (a)(b)	100,557	1,681,930
Minth Group Ltd. (Automobile Components) (b)	229,839	557,622
Pony AI, Inc., ADR (Software) (b)(c)	15,450	140,440
Tencent Holdings Ltd. (Interactive Media & Services)	88,146	5,469,793
		13,574,347
Denmark 1.8%
AP Moller - Maersk A/S, Class B (Marine Transportation)	514	883,157
DSV A/S (Air Freight & Logistics)	2,661	566,024
Novo Nordisk A/S, Class B (Pharmaceuticals)	33,180	2,210,382
		3,659,563
France 9.5%
Accor SA (Hotels, Restaurants & Leisure)	20,272	994,920
Airbus SE (Aerospace & Defense)	1,328	222,338
Arkema SA (Chemicals)	4,464	338,676
Capgemini SE (IT Services)	2,591	412,189
Danone SA (Food Products)	10,815	930,676
Engie SA (Multi-Utilities)	89,302	1,843,662
Hermes International SCA (Textiles, Apparel & Luxury Goods)	621	1,695,239
JCDecaux SE (Media) (b)	29,807	520,569
Klepierre SA (Retail REITs)	63,050	2,311,823
Legrand SA (Electrical Equipment)	10,518	1,158,034
Pernod Ricard SA (Beverages)	6,975	753,783
Renault SA (Automobiles)	19,342	1,024,707
Safran SA (Aerospace & Defense)	5,035	1,335,008
Societe Generale SA (Banks)	39,732	2,062,002

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
France (continued)
TotalEnergies SE (Oil, Gas & Consumable Fuels)	44,986	$ 2,551,126
Valeo SE (Automobile Components)	23,966	236,676
Vinci SA (Construction & Engineering)	7,787	1,096,352
		19,487,780
Germany 6.5%
adidas AG (Textiles, Apparel & Luxury Goods)	7,252	1,657,270
Allianz SE (Registered) (Insurance)	5,315	2,195,075
Brenntag SE (Trading Companies & Distributors)	7,858	523,036
Commerzbank AG (Banks)	22,825	600,971
Continental AG (Automobile Components)	6,791	526,179
Daimler Truck Holding AG (Machinery)	14,107	562,802
Deutsche Boerse AG (Capital Markets)	1,105	355,669
Deutsche Post AG (Air Freight & Logistics)	14,811	629,793
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	51,444	1,845,958
E.ON SE (Multi-Utilities)	120,690	2,111,901
Rheinmetall AG (Aerospace & Defense)	530	897,245
Siemens AG (Registered) (Industrial Conglomerates)	1,896	434,756
Talanx AG (Insurance)	9,175	1,049,528
		13,390,183
Hong Kong 1.3%
AIA Group Ltd. (Insurance)	159,882	1,207,924
Prudential plc (Insurance)	93,668	998,316
Techtronic Industries Co. Ltd. (Machinery)	45,500	462,875
		2,669,115
Hungary 0.6%
OTP Bank Nyrt. (Banks)	16,672	1,234,354
India 2.4%
Axis Bank Ltd. (Banks)	137,896	1,935,335
HDFC Bank Ltd., ADR (Banks)	28,228	2,051,893
Larsen & Toubro Ltd. (Construction & Engineering)	8,298	328,468
SBI Life Insurance Co. Ltd. (Insurance) (a)	29,876	625,115
		4,940,811
Ireland 0.3%
AIB Group plc (Banks)	78,904	532,451
	Shares	Value

Israel 0.8%
Bank Leumi Le-Israel BM (Banks)	62,408	$ 890,594
Wix.com Ltd. (IT Services) (b)	3,806	645,460
		1,536,054
Italy 1.9%
Coca-Cola HBC AG (Beverages)	9,216	479,038
DiaSorin SpA (Health Care Equipment & Supplies)	3,173	362,728
Eurogroup Laminations SpA (Electrical Equipment) (c)	52,963	147,100
FinecoBank Banca Fineco SpA (Banks)	79,152	1,577,122
Stevanato Group SpA (Life Sciences Tools & Services) (c)	7,902	164,836
UniCredit SpA (Banks)	21,444	1,240,014
		3,970,838
Japan 14.7%
Advantest Corp. (Semiconductors & Semiconductor Equipment)	32,038	1,324,597
Asahi Group Holdings Ltd. (Beverages)	42,400	585,682
Asics Corp. (Textiles, Apparel & Luxury Goods)	19,100	413,529
Capcom Co. Ltd. (Entertainment)	25,400	736,851
Chiba Bank Ltd. (The) (Banks)	60,700	537,121
Concordia Financial Group Ltd. (Banks)	83,600	538,908
Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	49,474	1,263,863
Daikin Industries Ltd. (Building Products)	6,093	698,622
Denso Corp. (Automobile Components)	8,470	109,721
eGuarantee, Inc. (Financial Services)	16,600	205,599
FANUC Corp. (Machinery)	14,052	360,275
Fujitsu Ltd. (IT Services)	82,633	1,826,373
Hitachi Ltd. (Industrial Conglomerates)	68,100	1,683,974
Honda Motor Co. Ltd. (Automobiles)	73,470	748,507
Isuzu Motors Ltd. (Automobiles)	55,906	755,087
ITOCHU Corp. (Trading Companies & Distributors)	17,416	891,140
Koito Manufacturing Co. Ltd. (Automobile Components)	42,404	514,598
Makita Corp. (Machinery)	13,123	385,111
MISUMI Group, Inc. (Machinery)	37,200	522,493
Mitsubishi Corp. (Trading Companies & Distributors)	25,289	480,830
Mitsubishi Electric Corp. (Electrical Equipment)	32,800	635,562
Mitsubishi Heavy Industries Ltd. (Machinery)	36,100	708,828
Mitsui & Co. Ltd. (Trading Companies & Distributors)	38,472	781,778

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI WMC International Research Equity Fund

	Shares	Value
Common Stocks (continued)
Japan (continued)
Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	198,416	$ 1,958,647
Mizuho Financial Group, Inc. (Banks)	58,440	1,469,448
MS&AD Insurance Group Holdings, Inc. (Insurance)	14,700	334,707
Nomura Holdings, Inc. (Capital Markets)	92,700	515,434
Osaka Gas Co. Ltd. (Gas Utilities)	59,422	1,505,283
Otsuka Holdings Co. Ltd. (Pharmaceuticals)	21,167	1,031,666
Pan Pacific International Holdings Corp. (Broadline Retail)	14,800	455,097
Sompo Holdings, Inc. (Insurance)	17,455	571,330
Sony Group Corp. (Household Durables)	166,556	4,299,138
Sumitomo Rubber Industries Ltd. (Automobile Components)	28,850	364,346
Terumo Corp. (Health Care Equipment & Supplies)	34,672	665,221
Toray Industries, Inc. (Chemicals)	45,300	288,852
		30,168,218
Luxembourg 0.2%
CVC Capital Partners plc (Capital Markets) (a)(b)	19,671	351,209
Mexico 0.1%
Grupo Aeroportuario del Sureste SAB de CV, Class B (Transportation Infrastructure)	5,380	170,425
Netherlands 3.3%
Aalberts NV (Machinery)	9,659	322,379
Adyen NV (Financial Services) (a)(b)	463	750,433
Akzo Nobel NV (Chemicals)	4,415	279,830
Argenx SE (Biotechnology) (b)	2,017	1,302,516
ASML Holding NV (Semiconductors & Semiconductor Equipment)	4,469	2,991,670
Heineken NV (Beverages)	8,581	766,522
IMCD NV (Trading Companies & Distributors)	3,048	405,741
		6,819,091
Nigeria 0.4%
Airtel Africa plc (Wireless Telecommunication Services) (a)	332,477	762,240
	Shares	Value

Portugal 1.0%
Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	81,150	$ 1,966,460
Republic of Korea 2.1%
Coupang, Inc. (Broadline Retail) (b)	65,205	1,523,841
KT Corp. (Diversified Telecommunication Services)	31,286	1,140,811
LG Chem Ltd. (Chemicals)	1,444	219,792
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	1,811	225,934
Shinhan Financial Group Co. Ltd. (Banks)	33,292	1,205,348
		4,315,726
Russia 0.0% ‡
LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels) (b)(d)(e)	11,171	27,760
Mobile TeleSystems PJSC (Wireless Telecommunication Services) (d)(e)	80,528	—
		27,760
Singapore 2.7%
Grab Holdings Ltd., Class A (Ground Transportation) (b)	292,522	1,427,507
Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	599,410	1,737,447
United Overseas Bank Ltd. (Banks)	89,749	2,386,828
		5,551,782
South Africa 1.0%
Anglo American plc (Metals & Mining)	48,293	1,308,290
Discovery Ltd. (Insurance)	24,305	270,240
Harmony Gold Mining Co. Ltd. (Metals & Mining)	24,644	390,877
		1,969,407
Spain 1.0%
Banco Santander SA (Banks) (c)	126,864	894,452
Industria de Diseno Textil SA (Specialty Retail) (c)	22,664	1,219,870
		2,114,322
Sweden 0.9%
Atlas Copco AB, Class A (Machinery) (c)	67,657	1,061,342
Epiroc AB, Class A (Machinery)	32,291	692,269
		1,753,611
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Switzerland 1.6%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	9,206	$ 1,619,730
DSM-Firmenich AG (Chemicals)	2,317	252,001
Galderma Group AG (Pharmaceuticals) (c)	8,148	946,475
Tecan Group AG (Registered) (Life Sciences Tools & Services)	1,917	374,359
		3,192,565
Taiwan 4.4%
Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	113,853	1,044,652
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	276,308	7,876,483
		8,921,135
Thailand 0.0% ‡
PTT Global Chemical PCL (Chemicals)	45,700	23,718
United Arab Emirates 0.2%
Aldar Properties PJSC (Real Estate Management & Development)	185,647	417,974
United Kingdom 12.1%
Allfunds Group plc (Capital Markets)	100,256	567,129
Anglogold Ashanti plc (Metals & Mining)	11,185	471,560
AstraZeneca plc (Pharmaceuticals)	16,153	2,314,906
BAE Systems plc (Aerospace & Defense)	50,044	1,150,251
Beazley plc (Insurance)	99,209	1,171,402
British American Tobacco plc (Tobacco)	54,891	2,381,755
BT Group plc (Diversified Telecommunication Services)	621,788	1,441,542
Coca-Cola Europacific Partners plc (Beverages)	6,430	577,166
Croda International plc (Chemicals)	5,090	199,960
easyJet plc (Passenger Airlines)	25,297	166,949
HSBC Holdings plc (Banks)	217,761	2,418,146
IMI plc (Machinery)	21,630	514,175
Imperial Brands plc (Tobacco)	38,394	1,572,987
Inchcape plc (Distributors)	62,001	555,376
Intermediate Capital Group plc (Capital Markets)	14,874	372,649
London Stock Exchange Group plc (Capital Markets)	6,848	1,062,289
National Grid plc (Multi-Utilities)	59,941	866,456
Next plc (Broadline Retail)	6,839	1,127,542
	Shares	Value

United Kingdom (continued)
Reckitt Benckiser Group plc (Household Products)	14,708	$ 949,270
Sage Group plc (The) (Software)	13,306	220,621
Tesco plc (Consumer Staples Distribution & Retail)	446,457	2,204,654
Trainline plc (Hotels, Restaurants & Leisure) (a)(b)	91,063	356,056
Unilever plc (Personal Care Products)	23,586	1,496,981
Wise plc, Class A (Financial Services) (b)	42,826	559,205
WPP plc (Media)	16,480	127,114
		24,846,141
United States 7.4%
CyberArk Software Ltd. (Software) (b)	1,193	420,127
Experian plc (Professional Services)	11,290	559,944
GSK plc (Pharmaceuticals)	68,402	1,351,033
Haleon plc (Pharmaceuticals)	279,083	1,398,522
James Hardie Industries plc, Sponsored ADR (Construction Materials) (b)	14,587	346,295
Novartis AG (Registered) (Pharmaceuticals)	15,977	1,808,726
QIAGEN NV (Life Sciences Tools & Services) (b)(c)	22,287	952,607
Roche Holding AG (Pharmaceuticals)	4,669	1,523,075
Schneider Electric SE (Electrical Equipment)	7,885	1,847,606
Shell plc (Oil, Gas & Consumable Fuels)	132,953	4,253,867
Spotify Technology SA (Entertainment) (b)	1,288	790,806
		15,252,608
Zambia 0.4%
First Quantum Minerals Ltd. (Metals & Mining) (b)	55,177	740,843
Total Common Stocks (Cost $190,547,484)		200,789,862
Exchange-Traded Fund 0.8%
United States 0.8%
iShares MSCI ACWI ex U.S. ETF	29,244	1,665,446
Total Exchange-Traded Fund (Cost $1,654,937)		1,665,446

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI WMC International Research Equity Fund

	Number of Rights	Value

Rights 0.0% ‡
Republic of Korea 0.0% ‡
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)
Expires (b)(d)	256	$ 6,204
Total Rights (Cost $0)		6,204

	Number of Warrants

Warrants 0.0% ‡
Canada 0.0% ‡
Constellation Software, Inc. (Software)
Expires 3/31/40 (b)(d)(e)	442	—
Total Warrants (Cost $0)		—

	Shares

Short-Term Investments 1.4%
Affiliated Investment Company 0.7%
United States 0.7%
NYLI U.S. Government Liquidity Fund, 4.167% (f)	1,458,766	1,458,766
Unaffiliated Investment Company 0.7%
United States 0.7%
Invesco Government & Agency Portfolio, 4.367% (f)(g)	1,503,974	1,503,974
Total Short-Term Investments (Cost $2,962,740)		2,962,740
Total Investments (Cost $195,165,161)	100.2%	205,424,252
Other Assets, Less Liabilities	(0.2)	(450,694)
Net Assets	100.0%	$ 204,973,558

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of April 30, 2025, the aggregate market value of securities on loan was $5,312,595; the total market value of collateral held by the Fund was $5,842,183. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,338,209. The Fund received cash collateral with a value of $1,503,974. (See Note 2(I))
(d)	Illiquid security—As of April 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $33,964, which represented less than one-tenth of a percent of the Fund’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Current yield as of April 30, 2025.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ —	$ 32,703	$ (31,244)	$ —	$ —	$ 1,459	$ 17	$ —	1,459
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
Abbreviation(s):
ACWI—All Country World Index
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
PCL—Provision for Credit Losses
REIT—Real Estate Investment Trust
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI WMC International Research Equity Fund

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 9,422,964	$ —	$ 9,422,964
Austria	—	2,381,428	—	2,381,428
Belgium	—	2,738,294	—	2,738,294
Chile	407,441	496,834	—	904,275
China	1,557,015	12,017,332	—	13,574,347
Denmark	—	3,659,563	—	3,659,563
France	—	19,487,780	—	19,487,780
Germany	—	13,390,183	—	13,390,183
Hong Kong	—	2,669,115	—	2,669,115
Hungary	—	1,234,354	—	1,234,354
India	2,051,893	2,888,918	—	4,940,811
Ireland	—	532,451	—	532,451
Israel	645,460	890,594	—	1,536,054
Italy	164,836	3,806,002	—	3,970,838
Japan	—	30,168,218	—	30,168,218
Luxembourg	—	351,209	—	351,209
Netherlands	—	6,819,091	—	6,819,091
Nigeria	—	762,240	—	762,240
Portugal	—	1,966,460	—	1,966,460
Republic of Korea	1,523,841	2,791,885	—	4,315,726
Singapore	1,427,507	4,124,275	—	5,551,782
South Africa	—	1,969,407	—	1,969,407
Spain	—	2,114,322	—	2,114,322
Sweden	—	1,753,611	—	1,753,611
Switzerland	—	3,192,565	—	3,192,565
Taiwan	—	8,921,135	—	8,921,135
Thailand	—	23,718	—	23,718
United Arab Emirates	—	417,974	—	417,974
United Kingdom	471,560	24,374,581	—	24,846,141
United States	1,557,228	13,695,380	—	15,252,608
All Other Countries	11,893,438	—	27,760	11,921,198
Total Common Stocks	21,700,219	179,061,883	27,760	200,789,862
Rights	—	6,204	—	6,204
Warrants	—	—	—	—
Exchange-Traded Fund	1,665,446	—	—	1,665,446
Short-Term Investments
Affiliated Investment Company	1,458,766	—	—	1,458,766
Unaffiliated Investment Company	1,503,974	—	—	1,503,974
Total Short-Term Investments	2,962,740	—	—	2,962,740
Total Investments in Securities	$ 26,328,405	$ 179,068,087	$ 27,760	$ 205,424,252

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent
Aerospace & Defense	$3,604,842	1.8%
Air Freight & Logistics	1,195,817	0.6
Automobile Components	2,309,142	1.1
Automobiles	3,144,102	1.5
Banks	31,378,396	15.3
Beverages	3,162,191	1.5
Biotechnology	1,302,516	0.6
Broadline Retail	3,703,177	1.8
Building Products	698,622	0.3
Capital Markets	4,429,990	2.2
Chemicals	1,891,435	0.9
Construction & Engineering	1,424,820	0.7
Construction Materials	563,161	0.3
Consumer Staples Distribution & Retail	4,171,114	2.0
Containers & Packaging	149,462	0.1
Distributors	555,376	0.3
Diversified REITs	1,782,763	0.9
Diversified Telecommunication Services	6,165,758	3.0
Electrical Equipment	3,788,302	1.8
Electronic Equipment, Instruments & Components	1,276,790	0.6
Entertainment	1,527,657	0.7
Exchange-Traded Fund	1,665,446	0.8
Financial Services	2,176,335	1.1
Food Products	930,676	0.5
Gas Utilities	2,501,317	1.2
Ground Transportation	1,990,769	1.0
Health Care Equipment & Supplies	1,027,949	0.5
Hotels, Restaurants & Leisure	3,032,906	1.5
Household Durables	4,299,138	2.1
Household Products	949,270	0.5
Industrial Conglomerates	2,118,730	1.0
Insurance	10,679,635	5.2
Interactive Media & Services	5,469,793	2.7
IT Services	4,082,325	2.0
Life Sciences Tools & Services	1,491,802	0.7
Machinery	5,592,549	2.7
Marine Transportation	883,157	0.4
Media	647,683	0.3
Metals & Mining	7,759,899	3.8
Multi-Utilities	4,822,019	2.4
Oil, Gas & Consumable Fuels	8,261,809	4.0
Passenger Airlines	166,949	0.1
Personal Care Products	1,496,981	0.7
Pharmaceuticals	14,678,515	7.2
	Value	Percent
Professional Services	$559,944	0.3%
Real Estate Management & Development	3,793,196	1.9
Retail REITs	2,311,823	1.1
Semiconductors & Semiconductor Equipment	12,192,750	6.0
Software	2,107,427	1.0
Specialty Retail	1,219,870	0.6
Textiles, Apparel & Luxury Goods	5,385,768	2.6
Tobacco	3,954,742	1.9
Trading Companies & Distributors	3,619,373	1.8
Transportation Infrastructure	170,425	0.1
Water Utilities	1,432,869	0.7
Wireless Telecommunication Services	762,240	0.4
	202,461,512	98.8
Short-Term Investments	2,962,740	1.4
Other Assets, Less Liabilities	(450,694)	(0.2)
Net Assets	$204,973,558	100.0%

†	Percentages indicated are based on Fund net assets.
^     Industry and country classifications may be different than those used for   compliance monitoring purposes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI WMC International Research Equity Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $193,706,395) including securities on loan of $5,312,595	$203,965,486
Investment in affiliated investment companies, at value (identified cost $1,458,766)	1,458,766
Cash	24,322
Cash denominated in foreign currencies (identified cost $613,887)	613,824
Due from custodian	656,479
Receivables:
Investment securities sold	1,611,768
Dividends	1,334,529
Securities lending	2,629
Fund shares sold	881
Other assets	41,526
Total assets	209,710,210
Liabilities
Cash collateral received for securities on loan	1,503,974
Payables:
Investment securities purchased	2,998,325
Manager (See Note 3)	105,107
Foreign capital gains tax (See Note 2)	46,129
Professional fees	29,462
Custodian	24,276
Fund shares redeemed	13,481
Transfer agent (See Note 3)	9,978
Shareholder communication	3,048
NYLIFE Distributors (See Note 3)	2,872
Total liabilities	4,736,652
Net assets	$204,973,558
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$24,356
Additional paid-in-capital	276,631,039
276,655,395
Total distributable earnings (loss)	(71,681,837)
Net assets	$204,973,558
Class A
Net assets applicable to outstanding shares	$10,607,691
Shares of beneficial interest outstanding	1,268,043
Net asset value per share outstanding	$8.37
Maximum sales charge (5.50% of offering price)	0.49
Maximum offering price per share outstanding	$8.86
Investor Class
Net assets applicable to outstanding shares	$1,731,090
Shares of beneficial interest outstanding	207,881
Net asset value per share outstanding	$8.33
Maximum sales charge (5.00% of offering price)	0.44
Maximum offering price per share outstanding	$8.77
Class C
Net assets applicable to outstanding shares	$576,813
Shares of beneficial interest outstanding	70,229
Net asset value and offering price per share outstanding	$8.21
Class I
Net assets applicable to outstanding shares	$192,057,964
Shares of beneficial interest outstanding	22,809,996
Net asset value and offering price per share outstanding	$8.42

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $37,661)	$2,603,995
Securities lending, net	22,206
Dividends-affiliated	17,316
Total income	2,643,517
Expenses
Manager (See Note 3)	774,678
Professional fees	66,976
Custodian	50,920
Registration	29,173
Transfer agent (See Note 3)	27,416
Distribution/Service—Class A (See Note 3)	12,414
Distribution/Service—Investor Class (See Note 3)	2,104
Distribution/Service—Class C (See Note 3)	3,171
Shareholder communication	3,179
Trustees	2,186
Miscellaneous	5,618
Total expenses before waiver/reimbursement	977,835
Expense waiver/reimbursement from Manager (See Note 3)	(66,254)
Net expenses	911,581
Net investment income (loss)	1,731,936
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions(a)	11,031,826
Foreign currency transactions	(33,608)
Net realized gain (loss)	10,998,218
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments(b)	2,308,619
Investments sold short	2
Translation of other assets and liabilities in foreign currencies	58,660
Net change in unrealized appreciation (depreciation)	2,367,281
Net realized and unrealized gain (loss)	13,365,499
Net increase (decrease) in net assets resulting from operations	$15,097,435

(a)	Realized gain (loss) on security transactions recorded net of foreign capital gains tax in the amount of $896.
(b)	Net change in unrealized appreciation (depreciation) on investments recorded net of foreign capital gains tax in the amount of $(21,021).
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI WMC International Research Equity Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,731,936	$3,363,776
Net realized gain (loss)	10,998,218	11,405,381
Net change in unrealized appreciation (depreciation)	2,367,281	20,181,804
Net increase (decrease) in net assets resulting from operations	15,097,435	34,950,961
Distributions to shareholders:
Class A	(152,355)	(187,602)
Investor Class	(19,459)	(25,017)
Class C	(357)	(3,362)
Class I	(3,464,568)	(3,017,802)
Total distributions to shareholders	(3,636,739)	(3,233,783)
Capital share transactions:
Net proceeds from sales of shares	16,368,875	56,839,397
Net asset value of shares issued to shareholders in reinvestment of distributions	3,632,031	3,226,737
Cost of shares redeemed	(30,449,871)	(34,136,307)
Increase (decrease) in net assets derived from capital share transactions	(10,448,965)	25,929,827
Net increase (decrease) in net assets	1,011,731	57,647,005
Net Assets
Beginning of period	203,961,827	146,314,822
End of period	$204,973,558	$203,961,827
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$7.93	$6.52	$5.90	$8.16	$6.40	$7.77
Net investment income (loss) (a)	0.06	0.13	0.11	0.12	0.09	0.06
Net realized and unrealized gain (loss)	0.50	1.41	0.62	(2.18)	1.81	(0.70)
Total from investment operations	0.56	1.54	0.73	(2.06)	1.90	(0.64)
Less distributions:
From net investment income	(0.12)	(0.13)	(0.11)	(0.20)	(0.14)	(0.73)
Net asset value at end of period	$8.37	$7.93	$6.52	$5.90	$8.16	$6.40
Total investment return (b)	7.18%	23.87%	12.34%	(25.89)%	29.93%	(9.21)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.48%††	1.70%	1.60%	1.67%	1.09%	0.89%
Net expenses (c)	1.13%††	1.14%	1.15%	1.15%(d)	1.31%(d)	1.63%(d)
Expenses (before waiver/reimbursement) (c)	1.17%††	1.21%	1.21%	1.19%(d)	1.31%(d)	1.63%(d)
Portfolio turnover rate	56%	101%	85%	65%	117%	136%
Net assets at end of period (in 000’s)	$10,608	$10,192	$9,866	$10,371	$15,492	$12,373

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2022	1.15%	0.00%(e)
October 31, 2021	1.30%	0.01%
October 31, 2020	1.60%	0.03%

(e)	Less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI WMC International Research Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$7.87	$6.48	$5.87	$8.11	$6.36	$7.73
Net investment income (loss) (a)	0.04	0.10	0.08	0.09	0.05	0.04
Net realized and unrealized gain (loss)	0.51	1.39	0.62	(2.16)	1.82	(0.70)
Total from investment operations	0.55	1.49	0.70	(2.07)	1.87	(0.66)
Less distributions:
From net investment income	(0.09)	(0.10)	(0.09)	(0.17)	(0.12)	(0.71)
Net asset value at end of period	$8.33	$7.87	$6.48	$5.87	$8.11	$6.36
Total investment return (b)	7.05%	23.26%	11.84%	(26.07)%	29.66%	(9.47)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.09%††	1.30%	1.23%	1.35%	0.64%	0.66%
Net expenses (c)	1.50%††	1.53%	1.52%	1.46%(d)	1.63%(d)	1.89%(d)
Expenses (before waiver/reimbursement) (c)	1.63%††	1.63%	1.59%	1.50%(d)	1.63%(d)	1.89%(d)
Portfolio turnover rate	56%	101%	85%	65%	117%	136%
Net assets at end of period (in 000's)	$1,731	$1,727	$1,597	$1,624	$2,487	$2,731

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Six-month Period Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2022	1.46%	0.00%(e)
October 31, 2021	1.62%	0.01%
October 31, 2020	1.86%	0.03%

(e)	Less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$7.71	$6.32	$5.70	$7.87	$6.16	$7.49
Net investment income (loss) (a)	0.01	0.04	0.03	0.04	0.00‡	(0.01)
Net realized and unrealized gain (loss)	0.49	1.37	0.60	(2.11)	1.76	(0.68)
Total from investment operations	0.50	1.41	0.63	(2.07)	1.76	(0.69)
Less distributions:
From net investment income	(0.00)‡	(0.02)	(0.01)	(0.10)	(0.05)	(0.64)
Net asset value at end of period	$8.21	$7.71	$6.32	$5.70	$7.87	$6.16
Total investment return (b)	6.54%	22.31%	11.10%	(26.65)%	28.66%	(10.16)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.25%††	0.54%	0.49%	0.56%	0.01%	(0.22)%
Net expenses (c)	2.25%††	2.28%	2.27%	2.21%(d)	2.38%(d)	2.64%(d)
Expenses (before waiver/reimbursement) (c)	2.38%††	2.38%	2.34%	2.25%(d)	2.38%(d)	2.64%(d)
Portfolio turnover rate	56%	101%	85%	65%	117%	136%
Net assets at end of period (in 000’s)	$577	$731	$1,325	$2,458	$5,340	$6,229

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2022	2.21%	0.00%(e)
October 31, 2021	2.37%	0.01%
October 31, 2020	2.61%	0.03%

(e)	Less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI WMC International Research Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$7.99	$6.57	$5.95	$8.22	$6.45	$7.83
Net investment income (loss) (a)	0.07	0.15	0.13	0.14	0.10	0.08
Net realized and unrealized gain (loss)	0.50	1.42	0.62	(2.19)	1.83	(0.71)
Total from investment operations	0.57	1.57	0.75	(2.05)	1.93	(0.63)
Less distributions:
From net investment income	(0.14)	(0.15)	(0.13)	(0.22)	(0.16)	(0.75)
Net asset value at end of period	$8.42	$7.99	$6.57	$5.95	$8.22	$6.45
Total investment return (b)	7.29%	24.21%	12.58%	(25.61)%	30.21%	(8.98)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.70%††	2.00%	1.87%	1.95%	1.26%	1.19%
Net expenses (c)	0.86%††	0.86%	0.86%	0.86%(d)	1.06%(d)	1.38%(d)
Expenses (before waiver/reimbursement) (c)	0.92%††	0.96%	0.96%	0.94%(d)	1.08%(d)	1.38%(d)
Portfolio turnover rate	56%	101%	85%	65%	117%	136%
Net assets at end of period (in 000’s)	$192,058	$191,311	$133,527	$147,559	$207,352	$230,100

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Six-month Period Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2022	0.86%	0.00%(e)
October 31, 2021	1.05%	0.01%
October 31, 2020	1.35%	0.03%

(e)	Less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI WMC International Research Equity Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	September 28, 2007
Investor Class	February 28, 2008
Class C	September 28, 2007
Class I	September 28, 2007
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term growth of capital.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on

18	NYLI WMC International Research Equity Fund

an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural
19

Notes to Financial Statements (Unaudited) (continued)
disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Trust's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of April 30, 2025, and can change at any time.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not

20	NYLI WMC International Research Equity Fund

expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities—at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be
21

Notes to Financial Statements (Unaudited) (continued)
invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Fund is exposed to risk until the sale or exercise of each right or warrant is completed.
(K) Foreign Securities Risk.  The Fund invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: 1.18% for Class A shares and 0.86% for Class I shares. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
New York Life Investments has agreed to voluntarily waive fees and/or reimburse expenses of the appropriate class of the Fund so that Total

22	NYLI WMC International Research Equity Fund

Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: 1.95% for Investor Class shares and 2.70% for Class C shares. These voluntary waivers or reimbursements may be discontinued at any time without notice.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $774,678 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $66,254 and paid the Subadvisor fees in the amount of $316,675.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $170 and $50, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class C shares during the six-month period ended April 30, 2025, of $101.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$1,060	$—
Investor Class	4,051	(755)
Class C	1,521	(282)
Class I	20,784	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
23

Notes to Financial Statements (Unaudited) (continued)
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$196,021,472	$22,630,728	$(13,227,948)	$9,402,780
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $93,125,998, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$91,262	$1,864
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$3,233,783
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds
Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $115,213 and $128,150, respectively.
The Fund may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. During the six-month period ended April 30, 2025, such purchases were $23.

24	NYLI WMC International Research Equity Fund

Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	497,752	$3,990,516
Shares issued to shareholders in reinvestment of distributions	18,864	148,840
Shares redeemed	(542,911)	(4,329,314)
Net increase (decrease) in shares outstanding before conversion	(26,295)	(189,958)
Shares converted into Class A (See Note 1)	8,301	66,366
Net increase (decrease)	(17,994)	$(123,592)
Year ended October 31, 2024:
Shares sold	336,474	$2,631,230
Shares issued to shareholders in reinvestment of distributions	26,271	181,798
Shares redeemed	(608,659)	(4,660,777)
Net increase (decrease) in shares outstanding before conversion	(245,914)	(1,847,749)
Shares converted into Class A (See Note 1)	19,178	146,483
Net increase (decrease)	(226,736)	$(1,701,266)

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	3,641	$29,155
Shares issued to shareholders in reinvestment of distributions	2,441	19,209
Shares redeemed	(13,876)	(109,796)
Net increase (decrease) in shares outstanding before conversion	(7,794)	(61,432)
Shares converted into Investor Class (See Note 1)	2,226	18,048
Shares converted from Investor Class (See Note 1)	(5,872)	(46,815)
Net increase (decrease)	(11,440)	$(90,199)
Year ended October 31, 2024:
Shares sold	5,495	$42,269
Shares issued to shareholders in reinvestment of distributions	3,582	24,718
Shares redeemed	(26,051)	(191,329)
Net increase (decrease) in shares outstanding before conversion	(16,974)	(124,342)
Shares converted into Investor Class (See Note 1)	6,671	49,946
Shares converted from Investor Class (See Note 1)	(16,789)	(127,562)
Net increase (decrease)	(27,092)	$(201,958)

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	2,352	$19,314
Shares issued to shareholders in reinvestment of distributions	46	357
Shares redeemed	(23,532)	(183,318)
Net increase (decrease) in shares outstanding before conversion	(21,134)	(163,647)
Shares converted from Class C (See Note 1)	(3,497)	(27,679)
Net increase (decrease)	(24,631)	$(191,326)
Year ended October 31, 2024:
Shares sold	3,721	$27,662
Shares issued to shareholders in reinvestment of distributions	494	3,362
Shares redeemed	(110,669)	(801,408)
Net increase (decrease) in shares outstanding before conversion	(106,454)	(770,384)
Shares converted from Class C (See Note 1)	(8,412)	(61,968)
Net increase (decrease)	(114,866)	$(832,352)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	1,562,899	$12,329,890
Shares issued to shareholders in reinvestment of distributions	436,225	3,463,625
Shares redeemed	(3,139,909)	(25,827,443)
Net increase (decrease) in shares outstanding before conversion	(1,140,785)	(10,033,928)
Shares converted from Class I (See Note 1)	(1,225)	(9,920)
Net increase (decrease)	(1,142,010)	$(10,043,848)
Year ended October 31, 2024:
Shares sold	6,915,323	$54,138,236
Shares issued to shareholders in reinvestment of distributions	433,457	3,016,859
Shares redeemed	(3,709,719)	(28,482,793)
Net increase (decrease) in shares outstanding before conversion	3,639,061	28,672,302
Shares converted from Class I (See Note 1)	(883)	(6,899)
Net increase (decrease)	3,638,178	$28,665,403
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal
25

Notes to Financial Statements (Unaudited) (continued)
to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
26	NYLI WMC International Research Equity Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
27

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

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the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
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Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
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overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
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respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
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The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
34

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
35

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
36

NYLI S&P 500 Index Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.2%
Aerospace & Defense 2.1%
Axon Enterprise, Inc. (a)	2,239	$ 1,373,179
Boeing Co. (The) (a)	23,180	4,247,503
GE Aerospace	33,168	6,684,679
General Dynamics Corp.	7,842	2,133,965
Howmet Aerospace, Inc.	12,517	1,734,606
Huntington Ingalls Industries, Inc.	1,209	278,481
L3Harris Technologies, Inc.	5,819	1,280,296
Lockheed Martin Corp.	6,474	3,092,953
Northrop Grumman Corp.	4,205	2,045,733
RTX Corp.	41,167	5,192,394
Textron, Inc.	5,642	397,028
TransDigm Group, Inc.	1,733	2,448,850
		30,909,667
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	3,668	327,259
Expeditors International of Washington, Inc.	4,326	475,471
FedEx Corp.	6,848	1,440,340
United Parcel Service, Inc., Class B	22,602	2,153,970
		4,397,040
Automobile Components 0.0% ‡
Aptiv plc (a)	7,091	404,612
Automobiles 1.8%
Ford Motor Co.	120,295	1,204,153
General Motors Co.	30,749	1,391,085
Tesla, Inc. (a)	86,479	24,400,914
		26,996,152
Banks 3.4%
Bank of America Corp.	204,626	8,160,485
Citigroup, Inc.	58,009	3,966,655
Citizens Financial Group, Inc.	13,520	498,753
Fifth Third Bancorp	20,701	743,994
Huntington Bancshares, Inc.	44,926	652,775
JPMorgan Chase & Co.	86,410	21,137,614
KeyCorp	30,783	456,820
M&T Bank Corp.	5,128	870,529
PNC Financial Services Group, Inc. (The)	12,236	1,966,203
Regions Financial Corp.	28,091	573,337
Truist Financial Corp.	40,667	1,559,173
U.S. Bancorp	48,209	1,944,751
Wells Fargo & Co.	101,639	7,217,385
		49,748,474
	Shares	Value

Beverages 1.2%
Brown-Forman Corp., Class B	5,628	$ 196,079
Coca-Cola Co. (The)	119,652	8,680,753
Constellation Brands, Inc., Class A	4,803	900,755
Keurig Dr Pepper, Inc.	36,897	1,276,267
Molson Coors Beverage Co., Class B	5,321	306,117
Monster Beverage Corp. (a)	21,639	1,300,937
PepsiCo, Inc.	42,384	5,746,423
		18,407,331
Biotechnology 1.8%
AbbVie, Inc.	54,556	10,643,876
Amgen, Inc.	16,602	4,829,854
Biogen, Inc. (a)	4,524	547,766
Gilead Sciences, Inc.	38,514	4,103,281
Incyte Corp. (a)	4,964	311,044
Moderna, Inc. (a)	10,465	298,671
Regeneron Pharmaceuticals, Inc.	3,251	1,946,569
Vertex Pharmaceuticals, Inc. (a)	7,936	4,043,392
		26,724,453
Broadline Retail 3.7%
Amazon.com, Inc. (a)	291,481	53,754,926
eBay, Inc.	14,803	1,008,973
		54,763,899
Building Products 0.5%
A O Smith Corp.	3,654	247,960
Allegion plc	2,686	373,891
Builders FirstSource, Inc. (a)	3,557	425,524
Carrier Global Corp.	24,956	1,560,748
Johnson Controls International plc	20,401	1,711,644
Lennox International, Inc.	990	541,283
Masco Corp.	6,551	397,056
Trane Technologies plc	6,931	2,656,722
		7,914,828
Capital Markets 3.1%
Ameriprise Financial, Inc.	2,973	1,400,342
Bank of New York Mellon Corp. (The)	22,179	1,783,413
BlackRock, Inc.	4,499	4,113,256
Blackstone, Inc.	22,619	2,979,148
Cboe Global Markets, Inc.	3,235	717,523
Charles Schwab Corp. (The)	52,663	4,286,768
CME Group, Inc.	11,136	3,085,563
FactSet Research Systems, Inc.	1,175	507,859
Franklin Resources, Inc.	9,580	179,721
Goldman Sachs Group, Inc. (The)	9,643	5,280,025
Intercontinental Exchange, Inc.	17,756	2,982,475
Invesco Ltd.	13,845	192,861

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Capital Markets (continued)
KKR & Co., Inc.	20,862	$ 2,383,901
MarketAxess Holdings, Inc.	1,165	258,152
Moody's Corp.	4,784	2,167,726
Morgan Stanley	38,240	4,413,661
MSCI, Inc.	2,400	1,308,264
Nasdaq, Inc.	12,789	974,650
Northern Trust Corp.	6,056	569,143
Raymond James Financial, Inc.	5,699	780,991
S&P Global, Inc.	9,735	4,867,987
State Street Corp.	8,915	785,411
T. Rowe Price Group, Inc.	6,880	609,224
		46,628,064
Chemicals 1.3%
Air Products and Chemicals, Inc.	6,875	1,863,744
Albemarle Corp.	3,633	212,712
CF Industries Holdings, Inc.	5,378	421,474
Corteva, Inc.	21,186	1,313,320
Dow, Inc.	21,751	665,363
DuPont de Nemours, Inc.	12,919	852,525
Eastman Chemical Co.	3,556	273,812
Ecolab, Inc.	7,788	1,958,137
International Flavors & Fragrances, Inc.	7,901	619,913
Linde plc	14,715	6,669,279
LyondellBasell Industries NV, Class A	8,010	466,262
Mosaic Co. (The)	9,816	298,406
PPG Industries, Inc.	7,170	780,526
Sherwin-Williams Co. (The)	7,160	2,526,907
		18,922,380
Commercial Services & Supplies 0.6%
Cintas Corp.	10,600	2,243,808
Copart, Inc. (a)	27,097	1,653,730
Republic Services, Inc.	6,273	1,572,955
Rollins, Inc.	8,679	495,831
Veralto Corp.	7,643	732,964
Waste Management, Inc.	11,287	2,633,934
		9,333,222
Communications Equipment 0.9%
Arista Networks, Inc. (a)	31,923	2,626,305
Cisco Systems, Inc.	123,081	7,105,466
F5, Inc. (a)	1,782	471,767
Juniper Networks, Inc.	10,232	371,626
Motorola Solutions, Inc.	5,165	2,274,615
		12,849,779
	Shares	Value

Construction & Engineering 0.1%
Quanta Services, Inc.	4,562	$ 1,335,252
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,889	989,798
Vulcan Materials Co.	4,081	1,070,569
		2,060,367
Consumer Finance 0.6%
American Express Co.	17,151	4,569,198
Capital One Financial Corp.	11,780	2,123,463
Discover Financial Services	7,757	1,416,971
Synchrony Financial	12,014	624,127
		8,733,759
Consumer Staples Distribution & Retail 2.2%
Costco Wholesale Corp.	13,718	13,642,551
Dollar General Corp.	6,796	636,717
Dollar Tree, Inc. (a)	6,247	510,817
Kroger Co. (The)	20,573	1,485,576
Sysco Corp.	15,119	1,079,497
Target Corp.	14,160	1,369,272
Walgreens Boots Alliance, Inc.	22,165	243,150
Walmart, Inc.	134,060	13,037,335
		32,004,915
Containers & Packaging 0.2%
Amcor plc (b)	44,666	410,927
Avery Dennison Corp.	2,483	424,866
Ball Corp.	9,222	478,991
International Paper Co.	16,294	744,310
Packaging Corp. of America	2,756	511,541
Smurfit WestRock plc	15,279	642,024
		3,212,659
Distributors 0.1%
Genuine Parts Co.	4,297	505,112
LKQ Corp.	8,034	306,979
Pool Corp.	1,176	344,733
		1,156,824
Diversified Telecommunication Services 0.8%
AT&T, Inc.	221,831	6,144,718
Verizon Communications, Inc.	130,095	5,731,986
		11,876,704
Electric Utilities 1.6%
Alliant Energy Corp.	7,930	484,047
American Electric Power Co., Inc.	16,478	1,785,226
Constellation Energy Corp.	9,668	2,160,218

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Electric Utilities (continued)
Duke Energy Corp.	23,981	$ 2,926,162
Edison International	11,964	640,194
Entergy Corp.	13,252	1,102,169
Evergy, Inc.	7,107	491,094
Eversource Energy	11,335	674,206
Exelon Corp.	31,065	1,456,948
FirstEnergy Corp.	15,851	679,691
NextEra Energy, Inc.	63,550	4,250,224
NRG Energy, Inc.	6,260	685,971
PG&E Corp.	67,789	1,119,874
Pinnacle West Capital Corp.	3,514	334,463
PPL Corp.	22,816	832,784
Southern Co. (The)	33,860	3,111,395
Xcel Energy, Inc.	17,746	1,254,642
		23,989,308
Electrical Equipment 0.8%
AMETEK, Inc.	7,148	1,212,158
Eaton Corp. plc	12,213	3,595,141
Emerson Electric Co.	17,426	1,831,647
GE Vernova, Inc.	8,526	3,161,611
Generac Holdings, Inc. (a)	1,842	210,688
Hubbell, Inc.	1,659	602,515
Rockwell Automation, Inc.	3,494	865,394
		11,479,154
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	37,427	2,880,008
CDW Corp.	4,118	661,186
Corning, Inc.	23,824	1,057,309
Jabil, Inc.	3,385	496,106
Keysight Technologies, Inc. (a)	5,343	776,872
TE Connectivity plc	9,220	1,349,624
Teledyne Technologies, Inc. (a)	1,440	671,083
Trimble, Inc. (a)	7,596	472,015
Zebra Technologies Corp., Class A (a)	1,588	397,508
		8,761,711
Energy Equipment & Services 0.2%
Baker Hughes Co.	30,598	1,083,169
Halliburton Co.	26,827	531,711
Schlumberger NV	43,291	1,439,426
		3,054,306
Entertainment 1.6%
Electronic Arts, Inc.	7,329	1,063,364
Live Nation Entertainment, Inc. (a)	4,846	641,853
Netflix, Inc. (a)	13,219	14,960,207
	Shares	Value

Entertainment (continued)
Take-Two Interactive Software, Inc. (a)	5,073	$ 1,183,632
TKO Group Holdings, Inc.	2,057	335,106
Walt Disney Co. (The)	55,867	5,081,104
Warner Bros Discovery, Inc. (a)	68,988	598,126
		23,863,392
Financial Services 4.9%
Apollo Global Management, Inc.	13,814	1,885,335
Berkshire Hathaway, Inc., Class B (a)	56,645	30,205,946
Corpay, Inc. (a)	2,154	700,847
Fidelity National Information Services, Inc.	16,369	1,291,187
Fiserv, Inc. (a)	17,582	3,245,110
Global Payments, Inc.	7,652	583,924
Jack Henry & Associates, Inc.	2,253	390,738
Mastercard, Inc., Class A	25,168	13,793,574
PayPal Holdings, Inc. (a)	30,571	2,012,794
Visa, Inc., Class A	53,258	18,400,639
		72,510,094
Food Products 0.6%
Archer-Daniels-Midland Co.	14,788	706,127
Bunge Global SA	4,125	324,720
Campbell's Co. (The)	6,080	221,677
Conagra Brands, Inc.	14,751	364,497
General Mills, Inc.	17,032	966,396
Hershey Co. (The)	4,566	763,389
Hormel Foods Corp.	8,992	268,861
J M Smucker Co. (The)	3,289	382,412
Kellanova	8,309	687,736
Kraft Heinz Co. (The)	26,958	784,478
Lamb Weston Holdings, Inc.	4,408	232,786
McCormick & Co., Inc. (Non-Voting)	7,804	598,255
Mondelez International, Inc., Class A	39,974	2,723,429
Tyson Foods, Inc., Class A	8,844	541,606
		9,566,369
Gas Utilities 0.1%
Atmos Energy Corp.	4,905	787,890
Ground Transportation 0.9%
CSX Corp.	59,595	1,672,832
JB Hunt Transport Services, Inc.	2,455	320,574
Norfolk Southern Corp.	6,998	1,567,902
Old Dominion Freight Line, Inc.	5,806	889,944
Uber Technologies, Inc. (a)	64,558	5,229,843
Union Pacific Corp.	18,675	4,027,450
		13,708,545
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	53,601	$ 7,008,331
Align Technology, Inc. (a)	2,169	375,888
Baxter International, Inc.	15,779	491,831
Becton Dickinson & Co.	8,873	1,837,510
Boston Scientific Corp. (a)	45,546	4,685,317
Cooper Cos., Inc. (The) (a)	6,168	503,741
DexCom, Inc. (a)	12,074	861,842
Edwards Lifesciences Corp. (a)	18,227	1,375,956
GE HealthCare Technologies, Inc.	14,132	993,903
Hologic, Inc. (a)	6,934	403,559
IDEXX Laboratories, Inc. (a)	2,531	1,095,037
Insulet Corp. (a)	2,168	546,965
Intuitive Surgical, Inc. (a)	11,022	5,685,148
Medtronic plc	39,627	3,358,784
ResMed, Inc.	4,539	1,073,882
Solventum Corp. (a)	4,271	282,398
STERIS plc	3,036	682,311
Stryker Corp.	10,613	3,968,413
Zimmer Biomet Holdings, Inc.	6,152	633,964
		35,864,780
Health Care Providers & Services 2.2%
Cardinal Health, Inc.	7,465	1,054,730
Cencora, Inc.	5,334	1,561,102
Centene Corp. (a)	15,325	917,201
Cigna Group (The)	8,461	2,877,078
CVS Health Corp.	38,963	2,599,222
DaVita, Inc. (a)	1,360	192,508
Elevance Health, Inc.	7,167	3,014,297
HCA Healthcare, Inc.	5,526	1,906,912
Henry Schein, Inc. (a)	3,853	250,329
Humana, Inc.	3,728	977,631
Labcorp Holdings, Inc.	2,577	621,083
McKesson Corp.	3,873	2,760,636
Molina Healthcare, Inc. (a)	1,715	560,822
Quest Diagnostics, Inc.	3,430	611,295
UnitedHealth Group, Inc.	28,440	11,701,353
Universal Health Services, Inc., Class B	1,815	321,382
		31,927,581
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	4,761	345,934
Healthpeak Properties, Inc.	21,619	385,683
Ventas, Inc.	13,509	946,711
Welltower, Inc.	18,828	2,872,964
		4,551,292
	Shares	Value

Hotel & Resort REITs 0.0% ‡
Host Hotels & Resorts, Inc.	21,602	$ 305,020
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc., Class A (a)	13,377	1,630,924
Booking Holdings, Inc.	1,023	5,216,564
Caesars Entertainment, Inc. (a)	6,566	177,676
Carnival Corp. (a)	32,380	593,849
Chipotle Mexican Grill, Inc. (a)	41,885	2,116,030
Darden Restaurants, Inc.	3,620	726,317
Domino's Pizza, Inc.	1,067	523,225
DoorDash, Inc., Class A (a)	10,473	2,020,137
Expedia Group, Inc.	3,811	598,060
Hilton Worldwide Holdings, Inc.	7,435	1,676,444
Las Vegas Sands Corp.	10,620	389,435
Marriott International, Inc., Class A	7,072	1,687,238
McDonald's Corp.	22,146	7,078,969
MGM Resorts International (a)	6,914	217,514
Norwegian Cruise Line Holdings Ltd. (a)	13,589	217,832
Royal Caribbean Cruises Ltd.	7,652	1,644,491
Starbucks Corp.	35,103	2,809,995
Wynn Resorts Ltd.	2,768	222,298
Yum! Brands, Inc.	8,624	1,297,395
		30,844,393
Household Durables 0.3%
DR Horton, Inc.	8,765	1,107,370
Garmin Ltd.	4,747	887,072
Lennar Corp., Class A	7,216	783,730
Mohawk Industries, Inc. (a)	1,619	172,180
NVR, Inc. (a)	92	655,569
PulteGroup, Inc.	6,257	641,843
		4,247,764
Household Products 1.1%
Church & Dwight Co., Inc.	7,601	755,083
Clorox Co. (The)	3,807	541,736
Colgate-Palmolive Co.	25,079	2,312,033
Kimberly-Clark Corp.	10,250	1,350,745
Procter & Gamble Co. (The)	72,464	11,780,473
		16,740,070
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	21,973	219,730
Vistra Corp.	10,514	1,362,930
		1,582,660
Industrial Conglomerates 0.4%
3M Co.	16,778	2,330,632

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (continued)
Honeywell International, Inc.	20,095	$ 4,229,998
		6,560,630
Industrial REITs 0.2%
Prologis, Inc.	28,643	2,927,315
Insurance 2.3%
Aflac, Inc.	15,296	1,662,369
Allstate Corp. (The)	8,189	1,624,616
American International Group, Inc.	18,336	1,494,751
Aon plc, Class A	6,683	2,371,062
Arch Capital Group Ltd.	11,585	1,050,528
Arthur J. Gallagher & Co.	7,860	2,520,623
Assurant, Inc.	1,585	305,493
Brown & Brown, Inc.	7,334	811,140
Chubb Ltd.	11,516	3,294,497
Cincinnati Financial Corp.	4,833	672,802
Erie Indemnity Co., Class A (b)	771	276,496
Everest Group Ltd.	1,328	476,526
Globe Life, Inc.	2,594	319,944
Hanover Insurance Group, Inc. (The)	8,893	1,090,904
Loews Corp.	5,460	474,092
Marsh & McLennan Cos., Inc.	15,178	3,422,184
MetLife, Inc.	17,891	1,348,445
Principal Financial Group, Inc.	6,503	482,197
Progressive Corp. (The)	18,104	5,100,621
Prudential Financial, Inc.	10,940	1,123,647
Travelers Cos., Inc. (The)	7,007	1,850,759
W R Berkley Corp.	9,279	665,212
Willis Towers Watson plc	3,084	949,255
		33,388,163
Interactive Media & Services 6.0%
Alphabet, Inc.
Class A	180,260	28,625,288
Class C	146,094	23,505,064

Match Group, Inc.	7,760	230,161
Meta Platforms, Inc., Class A	67,676	37,154,124
		89,514,637
IT Services 1.1%
Accenture plc, Class A	19,330	5,782,570
Akamai Technologies, Inc. (a)	4,643	374,133
Cognizant Technology Solutions Corp., Class A	15,285	1,124,517
EPAM Systems, Inc. (a)	1,753	275,063
Gartner, Inc. (a)	2,374	999,644
	Shares	Value

IT Services (continued)
GoDaddy, Inc., Class A (a)	4,364	$ 821,872
International Business Machines Corp.	28,575	6,910,006
VeriSign, Inc. (a)	2,514	709,250
		16,997,055
Leisure Products 0.0% ‡
Hasbro, Inc.	4,052	250,819
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	8,815	948,494
Bio-Techne Corp.	4,875	245,456
Charles River Laboratories International, Inc. (a)	1,580	187,420
Danaher Corp.	19,778	3,942,349
IQVIA Holdings, Inc. (a)	5,170	801,712
Mettler-Toledo International, Inc. (a)	646	691,588
Revvity, Inc.	3,761	351,390
Thermo Fisher Scientific, Inc.	11,821	5,071,209
Waters Corp. (a)	1,835	638,085
West Pharmaceutical Services, Inc.	2,238	472,867
		13,350,570
Machinery 1.5%
Caterpillar, Inc.	14,770	4,567,918
Cummins, Inc.	4,249	1,248,526
Deere & Co.	7,827	3,628,284
Dover Corp.	4,241	723,727
Fortive Corp.	10,544	734,811
IDEX Corp.	2,340	407,090
Illinois Tool Works, Inc.	8,254	1,980,217
Ingersoll Rand, Inc.	12,450	939,104
Nordson Corp.	1,676	317,719
Otis Worldwide Corp.	12,255	1,179,789
PACCAR, Inc.	16,206	1,461,943
Parker-Hannifin Corp.	3,979	2,407,534
Pentair plc	5,106	463,267
Snap-on, Inc.	1,619	508,059
Stanley Black & Decker, Inc.	4,764	285,935
Westinghouse Air Brake Technologies Corp.	5,280	975,427
Xylem, Inc.	7,508	905,240
		22,734,590
Media 0.5%
Charter Communications, Inc., Class A (a)	2,983	1,168,918
Comcast Corp., Class A	116,555	3,986,181
Fox Corp.
Class A	6,732	335,186
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Media (continued)
Fox Corp. (continued)
Class B	4,077	$ 188,520

Interpublic Group of Cos., Inc. (The)	11,512	289,181
News Corp.
Class A	11,683	316,843
Class B	3,435	107,928

Omnicom Group, Inc.	6,072	462,444
Paramount Global, Class B	18,386	215,852
		7,071,053
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	44,411	1,600,128
Newmont Corp.	35,182	1,853,388
Nucor Corp.	7,257	866,268
Steel Dynamics, Inc.	4,376	567,611
		4,887,395
Multi-Utilities 0.7%
Ameren Corp.	8,341	827,761
CenterPoint Energy, Inc.	20,140	781,029
CMS Energy Corp.	9,234	680,084
Consolidated Edison, Inc.	10,707	1,207,214
Dominion Energy, Inc.	25,959	1,411,650
DTE Energy Co.	6,405	877,485
NiSource, Inc.	14,523	567,995
Public Service Enterprise Group, Inc.	15,397	1,230,682
Sempra	19,574	1,453,761
WEC Energy Group, Inc.	9,817	1,075,158
		10,112,819
Office REITs 0.0% ‡
BXP, Inc.	4,497	286,594
Oil, Gas & Consumable Fuels 2.9%
APA Corp. (b)	11,433	177,669
Chevron Corp.	51,649	7,027,363
ConocoPhillips	39,429	3,513,912
Coterra Energy, Inc.	22,759	558,961
Devon Energy Corp.	20,301	617,353
Diamondback Energy, Inc.	5,775	762,358
EOG Resources, Inc.	17,382	1,917,756
EQT Corp.	18,440	911,674
Expand Energy Corp.	6,498	675,142
Exxon Mobil Corp.	134,523	14,209,665
Hess Corp.	8,541	1,102,216
Kinder Morgan, Inc.	59,740	1,571,162
Marathon Petroleum Corp.	9,766	1,341,946
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	20,879	$ 822,841
ONEOK, Inc.	19,174	1,575,336
Phillips 66	12,763	1,328,118
Targa Resources Corp.	6,739	1,151,695
Texas Pacific Land Corp.	582	750,122
Valero Energy Corp.	9,784	1,135,825
Williams Cos., Inc. (The)	37,671	2,206,390
		43,357,504
Passenger Airlines 0.1%
Delta Air Lines, Inc.	19,829	825,481
Southwest Airlines Co.	18,315	512,087
United Airlines Holdings, Inc. (a)	10,163	699,418
		2,036,986
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	7,237	433,931
Kenvue, Inc.	59,250	1,398,300
		1,832,231
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	62,713	3,148,193
Eli Lilly & Co.	24,350	21,889,433
Johnson & Johnson	74,404	11,630,089
Merck & Co., Inc.	78,175	6,660,510
Pfizer, Inc.	175,130	4,274,923
Viatris, Inc.	36,886	310,580
Zoetis, Inc.	13,841	2,164,732
		50,078,460
Professional Services 0.7%
Automatic Data Processing, Inc.	12,574	3,779,744
Broadridge Financial Solutions, Inc.	3,616	876,518
Dayforce, Inc. (a)	4,914	284,373
Equifax, Inc.	3,832	996,818
Jacobs Solutions, Inc.	3,787	468,831
Leidos Holdings, Inc.	4,054	596,668
Paychex, Inc.	9,903	1,456,929
Paycom Software, Inc.	1,455	329,398
Verisk Analytics, Inc.	4,364	1,293,621
		10,082,900
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	9,134	1,115,992
CoStar Group, Inc. (a)	13,024	965,990
		2,081,982
Residential REITs 0.3%
AvalonBay Communities, Inc.	4,390	921,812
Camden Property Trust	3,297	375,199

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Residential REITs (continued)
Equity Residential	10,561	$ 742,016
Essex Property Trust, Inc.	1,986	554,392
Invitation Homes, Inc.	17,606	601,949
Mid-America Apartment Communities, Inc.	3,613	576,815
UDR, Inc.	9,304	389,652
		4,161,835
Retail REITs 0.3%
Federal Realty Investment Trust	2,383	224,050
Kimco Realty Corp.	20,999	419,560
Realty Income Corp.	27,047	1,564,939
Regency Centers Corp.	5,044	364,076
Simon Property Group, Inc.	9,478	1,491,648
		4,064,273
Semiconductors & Semiconductor Equipment 9.9%
Advanced Micro Devices, Inc. (a)	50,078	4,875,093
Analog Devices, Inc.	15,331	2,988,318
Applied Materials, Inc.	25,115	3,785,082
Broadcom, Inc.	144,856	27,880,434
Enphase Energy, Inc. (a)(b)	4,094	182,551
First Solar, Inc. (a)	3,308	416,213
Intel Corp.	133,812	2,689,621
KLA Corp.	4,107	2,885,948
Lam Research Corp.	39,670	2,843,149
Microchip Technology, Inc.	16,621	765,896
Micron Technology, Inc.	34,432	2,649,542
Monolithic Power Systems, Inc.	1,478	876,602
NVIDIA Corp.	756,827	82,433,596
NXP Semiconductors NV	7,854	1,447,571
ON Semiconductor Corp. (a)	13,023	517,013
QUALCOMM, Inc.	34,179	5,074,214
Skyworks Solutions, Inc.	4,967	319,279
Teradyne, Inc.	5,033	373,499
Texas Instruments, Inc.	28,132	4,502,527
		147,506,148
Software 10.3%
Adobe, Inc. (a)	13,453	5,044,606
ANSYS, Inc. (a)	2,703	870,042
Autodesk, Inc. (a)	6,644	1,822,117
Cadence Design Systems, Inc. (a)	8,476	2,523,644
Crowdstrike Holdings, Inc., Class A (a)	7,612	3,264,558
Fair Isaac Corp. (a)	755	1,502,208
Fortinet, Inc. (a)	19,659	2,039,818
Gen Digital, Inc.	16,760	433,581
Intuit, Inc.	8,650	5,427,616
	Shares	Value

Software (continued)
Microsoft Corp.	229,736	$ 90,805,451
Oracle Corp.	50,133	7,054,716
Palantir Technologies, Inc., Class A (a)	63,346	7,502,700
Palo Alto Networks, Inc. (a)	20,461	3,824,775
PTC, Inc. (a)	3,718	576,178
Roper Technologies, Inc.	3,314	1,856,105
Salesforce, Inc.	29,575	7,947,098
ServiceNow, Inc. (a)	6,366	6,079,594
Synopsys, Inc. (a)	4,777	2,192,691
Tyler Technologies, Inc. (a)	1,323	718,786
Workday, Inc., Class A (a)	6,613	1,620,185
		153,106,469
Specialized REITs 1.0%
American Tower Corp.	14,441	3,255,146
Crown Castle, Inc.	13,431	1,420,463
Digital Realty Trust, Inc.	9,779	1,569,921
Equinix, Inc.	3,008	2,589,136
Extra Space Storage, Inc.	6,551	959,852
Iron Mountain, Inc.	9,078	814,024
Public Storage	4,870	1,463,094
SBA Communications Corp.	3,323	808,818
VICI Properties, Inc.	32,578	1,043,148
Weyerhaeuser Co.	22,423	580,980
		14,504,582
Specialty Retail 1.9%
AutoZone, Inc. (a)	519	1,952,789
Best Buy Co., Inc.	6,012	400,940
CarMax, Inc. (a)	4,753	307,377
Home Depot, Inc. (The)	30,698	11,066,322
Lowe's Cos., Inc.	17,450	3,901,122
O'Reilly Automotive, Inc. (a)	1,776	2,513,395
Ross Stores, Inc.	10,196	1,417,244
TJX Cos., Inc. (The)	34,740	4,470,343
Tractor Supply Co.	16,509	835,686
Ulta Beauty, Inc. (a)	1,433	566,952
Williams-Sonoma, Inc.	3,804	587,604
		28,019,774
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc. (c)	464,235	98,649,939
Dell Technologies, Inc., Class C	9,641	884,658
Hewlett Packard Enterprise Co.	40,589	658,354
HP, Inc.	28,981	741,044
NetApp, Inc.	6,282	563,810
Seagate Technology Holdings plc	6,542	595,518
Super Micro Computer, Inc. (a)(b)	15,563	495,837
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp. (a)(b)	10,749	$ 471,451
		103,060,611
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp. (a)	4,690	519,793
Lululemon Athletica, Inc. (a)	3,462	937,406
NIKE, Inc., Class B	36,504	2,058,825
Ralph Lauren Corp.	1,234	277,588
Tapestry, Inc.	6,397	451,948
		4,245,560
Tobacco 0.8%
Altria Group, Inc.	52,376	3,098,041
Philip Morris International, Inc.	48,051	8,234,019
		11,332,060
Trading Companies & Distributors 0.3%
Fastenal Co.	17,721	1,434,869
United Rentals, Inc.	2,018	1,274,266
WW Grainger, Inc.	1,370	1,403,305
		4,112,440
Water Utilities 0.1%
American Water Works Co., Inc.	6,023	885,441
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.	14,819	3,659,552
Total Common Stocks (d) (Cost $284,689,550)		1,458,375,158

	Number of Rights

Rights 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
ABIOMED, Inc., CVR (a)(e)	1,477	1,507
Total Rights (Cost $1,506)		1,507

	Shares

Short-Term Investments 1.8%
Affiliated Investment Company 0.0% ‡
NYLI U.S. Government Liquidity Fund, 4.167% (f)	19,800	19,800
	Shares	Value

Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 4.367% (f)(g)	599,371	$ 599,371

	Principal Amount

U.S. Treasury Debt 1.8%
U.S. Treasury Bills
4.213%, due 6/24/25 (c)(h)	$ 26,100,000	25,934,591
Total Short-Term Investments (Cost $26,555,831)		26,553,762
Total Investments (Cost $311,246,887)	100.0%	1,484,930,427
Other Assets, Less Liabilities	0.0‡	233,874
Net Assets	100.0%	$ 1,485,164,301

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of April 30, 2025, the aggregate market value of securities on loan was $1,009,704; the total market value of collateral held by the Fund was $1,113,844. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $514,473. The Fund received cash collateral with a value of $599,371. (See Note 2(H))
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 99.9% of the Fund’s net assets.
(e)	Illiquid security—As of April 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1,507, which represented less than one-tenth of a percent of the Fund’s net assets.
(f)	Current yield as of April 30, 2025.
(g)	Represents a security purchased with cash collateral received for securities on loan.
(h)	Interest rate shown represents yield to maturity.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI S&P 500 Index Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 104	$ 11,238	$ (11,322)	$ —	$ —	$ 20	$ 3	$ —	20
Futures Contracts
As of April 30, 2025, the Fund held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	92	June 2025	$ 25,310,685	$ 25,700,200	$ 389,515

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2025.
Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,458,375,158	$ —	$ —	$ 1,458,375,158
Rights	—	1,507	—	1,507
Short-Term Investments
Affiliated Investment Company	19,800	—	—	19,800
Unaffiliated Investment Company	599,371	—	—	599,371
U.S. Treasury Debt	—	25,934,591	—	25,934,591
Total Short-Term Investments	619,171	25,934,591	—	26,553,762
Total Investments in Securities	1,458,994,329	25,936,098	—	1,484,930,427
Other Financial Instruments
Futures Contracts (b)	389,515	—	—	389,515
Total Investments in Securities and Other Financial Instruments	$ 1,459,383,844	$ 25,936,098	$ —	$ 1,485,319,942

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $311,227,087) including securities on loan of $1,009,704	$1,484,910,627
Investment in affiliated investment companies, at value (identified cost $19,800)	19,800
Receivables:
Fund shares sold	1,313,811
Dividends	820,744
Variation margin on futures contracts	14,984
Securities lending	898
Other assets	75,901
Total assets	1,487,156,765
Liabilities
Cash collateral received for securities on loan	599,371
Due to custodian	1,076
Payables:
Fund shares redeemed	770,906
NYLIFE Distributors (See Note 3)	234,993
Manager (See Note 3)	184,654
Transfer agent (See Note 3)	152,518
Professional fees	35,314
Custodian	9,608
Accrued expenses	4,024
Total liabilities	1,992,464
Net assets	$1,485,164,301
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$24,896
Additional paid-in-capital	309,203,023
309,227,919
Total distributable earnings (loss)	1,175,936,382
Net assets	$1,485,164,301
Class A
Net assets applicable to outstanding shares	$1,150,723,455
Shares of beneficial interest outstanding	19,382,056
Net asset value per share outstanding	$59.37
Maximum sales charge (1.50% of offering price)	0.90
Maximum offering price per share outstanding	$60.27
Investor Class
Net assets applicable to outstanding shares	$35,329,309
Shares of beneficial interest outstanding	596,058
Net asset value per share outstanding	$59.27
Maximum sales charge (1.00% of offering price)	0.60
Maximum offering price per share outstanding	$59.87
Class I
Net assets applicable to outstanding shares	$296,865,661
Shares of beneficial interest outstanding	4,879,452
Net asset value and offering price per share outstanding	$60.84
SIMPLE Class
Net assets applicable to outstanding shares	$2,245,876
Shares of beneficial interest outstanding	37,969
Net asset value and offering price per share outstanding	$59.15

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI S&P 500 Index Fund

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $2,366)	$10,223,181
Interest	469,541
Securities lending, net	4,045
Dividends-affiliated	2,985
Total income	10,699,752
Expenses
Manager (See Note 3)	1,219,897
Distribution/Service—Class A (See Note 3)	1,474,645
Distribution/Service—Investor Class (See Note 3)	47,180
Distribution/Service—SIMPLE Class (See Note 3)	4,847
Transfer agent (See Note 3)	515,381
Professional fees	70,419
Registration	45,188
Shareholder communication	23,302
Custodian	18,563
Trustees	17,265
Miscellaneous	92,409
Total expenses before waiver/reimbursement	3,529,096
Expense waiver/reimbursement from Manager (See Note 3)	(17,628)
Net expenses	3,511,468
Net investment income (loss)	7,188,284
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	1,221,683
Futures transactions	(1,374,653)
Foreign currency transactions	(108)
Net realized gain (loss)	(153,078)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(37,586,186)
Futures contracts	371,815
Net change in unrealized appreciation (depreciation)	(37,214,371)
Net realized and unrealized gain (loss)	(37,367,449)
Net increase (decrease) in net assets resulting from operations	$(30,179,165)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$7,188,284	$13,742,794
Net realized gain (loss)	(153,078)	62,121,436
Net change in unrealized appreciation (depreciation)	(37,214,371)	335,388,271
Net increase (decrease) in net assets resulting from operations	(30,179,165)	411,252,501
Distributions to shareholders:
Class A	(59,150,658)	(36,105,584)
Investor Class	(1,906,143)	(1,832,133)
Class I	(15,338,110)	(12,194,148)
SIMPLE Class	(83,470)	(18,981)
Total distributions to shareholders	(76,478,381)	(50,150,846)
Capital share transactions:
Net proceeds from sales of shares	151,550,084	175,312,978
Net asset value of shares issued to shareholders in reinvestment of distributions	75,231,518	49,375,768
Cost of shares redeemed	(120,737,933)	(228,592,409)
Increase (decrease) in net assets derived from capital share transactions	106,043,669	(3,903,663)
Net increase (decrease) in net assets	(613,877)	357,197,992
Net Assets
Beginning of period	1,485,778,178	1,128,580,186
End of period	$1,485,164,301	$1,485,778,178
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI S&P 500 Index Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$63.63	$48.33	$48.54	$59.77	$45.82	$49.60
Net investment income (loss) (a)	0.28	0.56	0.56	0.52	0.49	0.58
Net realized and unrealized gain (loss)	(1.28)	16.88	3.75	(9.12)	17.71	3.44
Total from investment operations	(1.00)	17.44	4.31	(8.60)	18.20	4.02
Less distributions:
From net investment income	(0.60)	(0.58)	(0.57)	(0.53)	(0.55)	(0.91)
From net realized gain on investments	(2.66)	(1.56)	(3.95)	(2.10)	(3.70)	(6.89)
Total distributions	(3.26)	(2.14)	(4.52)	(2.63)	(4.25)	(7.80)
Net asset value at end of period	$59.37	$63.63	$48.33	$48.54	$59.77	$45.82
Total investment return (b)	(1.99)%	37.25%	9.58%	(15.03)%	42.19%	9.21%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.90%††	0.96%	1.16%	0.99%	0.92%	1.32%
Net expenses (c)	0.51%††	0.51%	0.52%	0.52%	0.50%	0.54%
Portfolio turnover rate	0%(d)	3%	2%	2%	5%	15%
Net assets at end of period (in 000’s)	$1,150,723	$1,150,284	$819,687	$763,996	$894,565	$602,036

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Less than 0.5%.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$63.44	$48.18	$48.39	$59.55	$45.68	$49.50
Net investment income (loss) (a)	0.22	0.46	0.47	0.43	0.40	0.51
Net realized and unrealized gain (loss)	(1.30)	16.85	3.74	(9.10)	17.63	3.43
Total from investment operations	(1.08)	17.31	4.21	(8.67)	18.03	3.94
Less distributions:
From net investment income	(0.43)	(0.49)	(0.47)	(0.39)	(0.46)	(0.87)
From net realized gain on investments	(2.66)	(1.56)	(3.95)	(2.10)	(3.70)	(6.89)
Total distributions	(3.09)	(2.05)	(4.42)	(2.49)	(4.16)	(7.76)
Net asset value at end of period	$59.27	$63.44	$48.18	$48.39	$59.55	$45.68
Total investment return (b)	(2.09)%	37.03%	9.37%	(15.18)%	41.89%	9.03%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.71%††	0.81%	0.99%	0.80%	0.75%	1.16%
Net expenses (c)	0.70%††	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses (before waiver/reimbursement) (c)	0.79%††	0.80%	0.84%	0.79%	0.82%	0.88%
Portfolio turnover rate	0%(d)	3%	2%	2%	5%	15%
Net assets at end of period (in 000's)	$35,329	$39,200	$43,009	$45,102	$58,363	$55,546

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Less than 0.5%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$65.19	$49.45	$49.58	$60.97	$46.66	$50.38
Net investment income (loss) (a)	0.36	0.72	0.70	0.67	0.64	0.70
Net realized and unrealized gain (loss)	(1.31)	17.28	3.82	(9.30)	18.03	3.50
Total from investment operations	(0.95)	18.00	4.52	(8.63)	18.67	4.20
Less distributions:
From net investment income	(0.74)	(0.70)	(0.70)	(0.66)	(0.66)	(1.03)
From net realized gain on investments	(2.66)	(1.56)	(3.95)	(2.10)	(3.70)	(6.89)
Total distributions	(3.40)	(2.26)	(4.65)	(2.76)	(4.36)	(7.92)
Net asset value at end of period	$60.84	$65.19	$49.45	$49.58	$60.97	$46.66
Total investment return (b)	(1.87)%	37.62%	9.84%	(14.82)%	42.56%	9.47%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.15%††	1.23%	1.41%	1.23%	1.19%	1.56%
Net expenses (c)	0.26%††	0.26%	0.27%	0.26%	0.25%	0.29%
Portfolio turnover rate	0%(d)	3%	2%	2%	5%	15%
Net assets at end of period (in 000’s)	$296,866	$294,626	$265,489	$273,022	$483,174	$436,446

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Less than 0.5%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI S&P 500 Index Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$63.37	$48.19	$48.43	$59.73	$45.65	$48.83**
Net investment income (loss) (a)	0.20	0.40	0.40	0.29	0.21	0.02
Net realized and unrealized gain (loss)	(1.27)	16.86	3.75	(9.11)	17.74	(3.20)
Total from investment operations	(1.07)	17.26	4.15	(8.82)	17.95	(3.18)
Less distributions:
From net investment income	(0.49)	(0.52)	(0.44)	(0.38)	(0.17)	—
From net realized gain on investments	(2.66)	(1.56)	(3.95)	(2.10)	(3.70)	—
Total distributions	(3.15)	(2.08)	(4.39)	(2.48)	(3.87)	—
Net asset value at end of period	$59.15	$63.37	$48.19	$48.43	$59.73	$45.65
Total investment return (b)	(2.09)%	36.93%	9.24%	(15.39)%	41.54%	(6.51)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.66%††	0.69%	0.82%	0.56%	0.39%	0.30%††
Net expenses (c)	0.73%††	0.74%	0.82%(d)	0.95%	0.95%	0.95%††
Expenses (before waiver/reimbursement) (c)	0.73%††	0.74%	0.82%	1.04%	1.06%	1.15%††
Portfolio turnover rate	0%(e)	3%	2%	2%	5%	15%
Net assets at end of period (in 000’s)	$2,246	$1,668	$395	$185	$68	$23

*	Unaudited.
^	Inception date.
**	Based on the net asset value of Investor Class as of August 31, 2020.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	Less than 0.5%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI S&P 500 Index Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Investor Class	February 28, 2008
Class I	January 2, 1991
SIMPLE Class	August 31, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class I and SIMPLE Class shares are offered at NAV without a sales charge. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class A, Investor Class and SIMPLE Class shares are subject to a distribution and/or service fee. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500® Index.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures
("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which

18	NYLI S&P 500 Index Fund

market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant
19

Notes to Financial Statements (Unaudited) (continued)
exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Trust's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of April 30, 2025, and can change at any time.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

20	NYLI S&P 500 Index Fund

(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.
21

Notes to Financial Statements (Unaudited) (continued)
Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Fund is exposed to risk until the sale or exercise of each right or warrant is completed.
(J) Debt Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
(K) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(M) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to provide an efficient means of maintaining liquidity while remaining fully invested in the market. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of April 30, 2025:
Asset Derivatives	Equity Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$389,515	$389,515
Total Fair Value	$389,515	$389,515

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Futures Transactions	$(1,374,653)	$(1,374,653)
Total Net Realized Gain (Loss)	$(1,374,653)	$(1,374,653)

Net Change in Unrealized Appreciation (Depreciation)	Equity Contracts Risk	Total
Futures Contracts	$371,815	$371,815
Total Net Change in Unrealized Appreciation (Depreciation)	$371,815	$371,815

Average Notional Amount	Total
Futures Contracts Long	$22,479,169
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. The Manager is responsible for the day-to-day portfolio management of the Fund.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.16% up to $2.5 billion and 0.15% in excess of $2.5 billion. During the six-month period ended April 30, 2025, the effective management fee rate was

22	NYLI S&P 500 Index Fund

0.16% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.60% of the Fund’s average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes of the Fund. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
Additionally, New York Life Investments has agreed to further voluntarily waive fees and/or reimburse expenses of the appropriate class of the Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Investor Class and SIMPLE Class shares of the Fund do not exceed 0.70% and 0.95%, respectively, of the Fund’s average daily net assets. These voluntary waivers or reimbursements may be discontinued at any time without notice.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $1,219,897 and waived fees and/or reimbursed expenses in the amount of $17,628 and did not pay the Subadvisor any fees.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the SIMPLE Class Plan, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $180,587 and $2,623, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A shares during the six-month period ended April 30, 2025, of $7,833.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$356,868	$—
Investor Class	65,768	—
Class I	92,408	—
SIMPLE Class	337	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small
23

Notes to Financial Statements (Unaudited) (continued)
account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$5,658,928	1.9%
SIMPLE Class	40,990	1.8
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$312,947,746	$1,185,867,530	$(13,884,849)	$1,171,982,681
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$14,104,318
Long-Term Capital Gains	36,046,528
Total	$50,150,846
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $29,623 and $4,073, respectively.

24	NYLI S&P 500 Index Fund

Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	1,791,862	$111,470,053
Shares issued to shareholders in reinvestment of distributions	898,675	58,027,474
Shares redeemed	(1,447,500)	(90,322,561)
Net increase (decrease) in shares outstanding before conversion	1,243,037	79,174,966
Shares converted into Class A (See Note 1)	66,026	4,082,789
Shares converted from Class A (See Note 1)	(4,300)	(260,373)
Net increase (decrease)	1,304,763	$82,997,382
Year ended October 31, 2024:
Shares sold	2,415,219	$140,005,722
Shares issued to shareholders in reinvestment of distributions	703,053	35,412,768
Shares redeemed	(2,284,313)	(131,248,913)
Net increase (decrease) in shares outstanding before conversion	833,959	44,169,577
Shares converted into Class A (See Note 1)	299,325	17,281,257
Shares converted from Class A (See Note 1)	(17,320)	(956,962)
Net increase (decrease)	1,115,964	$60,493,872

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	47,141	$2,907,148
Shares issued to shareholders in reinvestment of distributions	29,522	1,904,443
Shares redeemed	(32,424)	(2,026,784)
Net increase (decrease) in shares outstanding before conversion	44,239	2,784,807
Shares converted from Investor Class (See Note 1)	(66,110)	(4,082,789)
Net increase (decrease)	(21,871)	$(1,297,982)
Year ended October 31, 2024:
Shares sold	87,823	$5,014,798
Shares issued to shareholders in reinvestment of distributions	36,372	1,829,507
Shares redeemed	(99,068)	(5,692,162)
Net increase (decrease) in shares outstanding before conversion	25,127	1,152,143
Shares converted into Investor Class (See Note 1)	135	7,633
Shares converted from Investor Class (See Note 1)	(299,927)	(17,281,257)
Net increase (decrease)	(274,665)	$(16,121,481)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	569,976	$36,520,133
Shares issued to shareholders in reinvestment of distributions	230,199	15,216,131
Shares redeemed	(444,498)	(28,366,543)
Net increase (decrease) in shares outstanding before conversion	355,677	23,369,721
Shares converted into Class I (See Note 1)	4,198	260,373
Net increase (decrease)	359,875	$23,630,094
Year ended October 31, 2024:
Shares sold	501,599	$29,235,892
Shares issued to shareholders in reinvestment of distributions	235,325	12,114,512
Shares redeemed	(1,602,748)	(91,582,711)
Net increase (decrease) in shares outstanding before conversion	(865,824)	(50,232,307)
Shares converted into Class I (See Note 1)	16,804	949,329
Net increase (decrease)	(849,020)	$(49,282,978)

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	10,699	$652,750
Shares issued to shareholders in reinvestment of distributions	1,296	83,470
Shares redeemed	(354)	(22,045)
Net increase (decrease)	11,641	$714,175
Year ended October 31, 2024:
Shares sold	18,887	$1,056,566
Shares issued to shareholders in reinvestment of distributions	377	18,981
Shares redeemed	(1,135)	(68,623)
Net increase (decrease)	18,129	$1,006,924
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be
25

Notes to Financial Statements (Unaudited) (continued)
applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Other Matters
As of the date of this report, the Fund faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Fund's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Fund's performance.
Note 12–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
26	NYLI S&P 500 Index Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
27

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

28

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
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Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
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overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
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respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
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The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
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share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
35

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
36

NYLI WMC Small Companies Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 96.7%
Aerospace & Defense 1.2%
Hexcel Corp.	66,005	$ 3,199,262
Automobile Components 1.5%
Goodyear Tire & Rubber Co. (The) (a)	348,846	3,795,444
Banks 9.8%
Banner Corp.	59,109	3,613,924
First Interstate BancSystem, Inc., Class A	95,549	2,502,906
Old National Bancorp	218,984	4,508,880
Prosperity Bancshares, Inc.	46,831	3,179,825
Stellar Bancorp, Inc.	116,779	2,914,804
United Community Banks, Inc.	103,833	2,866,829
Veritex Holdings, Inc.	127,003	2,956,630
WSFS Financial Corp.	57,565	2,967,476
		25,511,274
Biotechnology 8.8%
89bio, Inc. (a)	15,630	125,353
ACADIA Pharmaceuticals, Inc. (a)	16,094	234,972
ADMA Biologics, Inc. (a)	31,234	743,369
Agios Pharmaceuticals, Inc. (a)	7,716	229,088
Akero Therapeutics, Inc. (a)	10,138	462,394
Alkermes plc (a)	21,319	613,348
Amicus Therapeutics, Inc. (a)	39,200	301,056
Apogee Therapeutics, Inc. (a)	5,325	209,006
Arcellx, Inc. (a)	6,045	392,623
Arcutis Biotherapeutics, Inc. (a)	14,864	221,622
Ardelyx, Inc. (a)	32,513	178,984
Arrowhead Pharmaceuticals, Inc. (a)	16,517	229,421
Aurinia Pharmaceuticals, Inc. (a)	17,913	147,603
Avidity Biosciences, Inc. (a)	15,861	517,862
Beam Therapeutics, Inc. (a)	12,710	253,310
BioCryst Pharmaceuticals, Inc. (a)	27,525	243,596
Biohaven Ltd. (a)	12,513	276,788
Blueprint Medicines Corp. (a)	8,460	757,170
Bridgebio Pharma, Inc. (a)	18,759	719,595
CareDx, Inc. (a)	7,187	121,317
Catalyst Pharmaceuticals, Inc. (a)	15,217	369,621
Celldex Therapeutics, Inc. (a)	8,685	180,909
CG oncology, Inc. (a)	7,897	212,745
Crinetics Pharmaceuticals, Inc. (a)	13,001	434,103
Cytokinetics, Inc. (a)	14,509	621,566
Denali Therapeutics, Inc. (a)	17,404	289,777
Disc Medicine, Inc. (a)	3,102	153,301
Dynavax Technologies Corp. (a)	17,342	203,768
Dyne Therapeutics, Inc. (a)	11,656	137,424
	Shares	Value

Biotechnology (continued)
Geron Corp. (a)	81,633	$ 115,103
Halozyme Therapeutics, Inc. (a)	16,278	999,795
Ideaya Biosciences, Inc. (a)	12,325	248,102
Immunovant, Inc. (a)(b)	7,844	126,681
Insmed, Inc. (a)	22,752	1,638,144
Iovance Biotherapeutics, Inc. (a)	38,881	139,583
Janux Therapeutics, Inc. (a)	4,370	145,084
Kiniksa Pharmaceuticals International plc (a)	4,993	134,661
Krystal Biotech, Inc. (a)	3,341	567,569
Kymera Therapeutics, Inc. (a)	6,623	226,970
Madrigal Pharmaceuticals, Inc. (a)	2,371	791,701
MannKind Corp. (a)	35,610	179,474
MiMedx Group, Inc. (a)	16,086	110,672
Mirum Pharmaceuticals, Inc. (a)	5,297	230,155
Novavax, Inc. (a)(b)	21,855	145,773
Nurix Therapeutics, Inc. (a)	10,374	119,612
Nuvalent, Inc., Class A (a)	4,642	356,273
Protagonist Therapeutics, Inc. (a)	8,074	369,951
PTC Therapeutics, Inc. (a)	10,337	515,196
Recursion Pharmaceuticals, Inc., Class A (a)(b)	34,855	194,839
Revolution Medicines, Inc. (a)	23,188	936,331
Rhythm Pharmaceuticals, Inc. (a)	7,453	485,861
Scholar Rock Holding Corp. (a)	11,077	364,544
Soleno Therapeutics, Inc. (a)	3,329	249,209
SpringWorks Therapeutics, Inc. (a)	9,494	439,572
Summit Therapeutics, Inc. (a)(b)	12,591	303,695
Syndax Pharmaceuticals, Inc. (a)	11,276	159,555
TG Therapeutics, Inc. (a)	18,802	855,679
Travere Therapeutics, Inc. (a)	12,142	252,675
Twist Bioscience Corp. (a)	8,160	312,691
Vaxcyte, Inc. (a)	17,338	621,394
Vera Therapeutics, Inc. (a)	6,337	148,096
Veracyte, Inc. (a)	10,707	326,563
Vericel Corp. (a)	6,581	250,210
Viridian Therapeutics, Inc. (a)	10,087	136,679
		22,779,783
Building Products 1.4%
Gibraltar Industries, Inc. (a)	66,986	3,546,909
Commercial Services & Supplies 3.0%
Brady Corp., Class A	60,445	4,248,679
Interface, Inc.	186,759	3,511,069
		7,759,748

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Consumer Finance 2.5%
Enova International, Inc. (a)	70,063	$ 6,431,083
Consumer Staples Distribution & Retail 1.8%
Grocery Outlet Holding Corp. (a)	275,288	4,622,086
Containers & Packaging 1.2%
Greif, Inc., Class A	61,853	3,246,045
Diversified Consumer Services 2.3%
Laureate Education, Inc. (a)	304,832	6,117,978
Electronic Equipment, Instruments & Components 3.3%
TTM Technologies, Inc. (a)	254,892	5,102,938
Vishay Intertechnology, Inc.	277,604	3,606,076
		8,709,014
Energy Equipment & Services 1.7%
Helix Energy Solutions Group, Inc. (a)	452,345	2,754,781
Tidewater, Inc. (a)	44,974	1,627,609
		4,382,390
Financial Services 7.0%
Federal Agricultural Mortgage Corp., Class C	20,301	3,559,374
NMI Holdings, Inc. (a)	113,660	4,111,082
Remitly Global, Inc. (a)	247,444	5,003,318
Repay Holdings Corp. (a)	393,435	1,573,740
Shift4 Payments, Inc., Class A (a)(b)	47,029	3,846,972
		18,094,486
Food Products 1.7%
Freshpet, Inc. (a)	32,455	2,386,741
Hain Celestial Group, Inc. (The) (a)	678,913	2,063,895
		4,450,636
Gas Utilities 1.8%
New Jersey Resources Corp.	93,755	4,588,370
Ground Transportation 1.9%
Ryder System, Inc.	35,115	4,834,282
Health Care Equipment & Supplies 4.6%
Artivion, Inc. (a)	201,281	4,768,347
Lantheus Holdings, Inc. (a)	48,787	5,090,436
	Shares	Value

Health Care Equipment & Supplies (continued)
SI-BONE, Inc. (a)	154,899	$ 2,114,371
		11,973,154
Health Care Providers & Services 1.7%
Progyny, Inc. (a)	191,182	4,366,597
Health Care REITs 1.7%
CareTrust REIT, Inc.	149,850	4,386,110
Household Durables 2.5%
Champion Homes, Inc. (a)	75,853	6,561,284
IT Services 1.2%
Grid Dynamics Holdings, Inc. (a)	214,197	3,033,030
Machinery 4.5%
Blue Bird Corp. (a)	119,794	4,177,217
Greenbrier Cos., Inc. (The)	82,730	3,509,406
Proto Labs, Inc. (a)	113,305	3,983,804
		11,670,427
Media 2.0%
Magnite, Inc. (a)	437,614	5,203,230
Metals & Mining 2.8%
Kaiser Aluminum Corp.	62,928	4,056,339
Ramaco Resources, Inc., Class A (b)	301,191	3,036,005
Ramaco Resources, Inc., Class B	8,683	79,623
		7,171,967
Oil, Gas & Consumable Fuels 1.4%
Excelerate Energy, Inc., Class A	141,662	3,623,714
Pharmaceuticals 1.6%
Amneal Pharmaceuticals, Inc. (a)	20,744	158,899
Amphastar Pharmaceuticals, Inc. (a)	4,931	120,366
ANI Pharmaceuticals, Inc. (a)	2,487	176,129
Axsome Therapeutics, Inc. (a)	4,852	544,831
Collegium Pharmaceutical, Inc. (a)	4,294	115,916
Corcept Therapeutics, Inc. (a)	10,885	782,414
Edgewise Therapeutics, Inc. (a)	10,941	179,432
Harmony Biosciences Holdings, Inc. (a)	5,082	149,767
Innoviva, Inc. (a)	7,281	136,082
Ligand Pharmaceuticals, Inc. (a)	2,463	270,585
Liquidia Corp. (a)	8,509	118,871
Ocular Therapeutix, Inc. (a)	22,229	184,501
Pacira BioSciences, Inc. (a)	6,078	163,498

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI WMC Small Companies Fund

	Shares	Value
Common Stocks (continued)
Pharmaceuticals (continued)
Prestige Consumer Healthcare, Inc. (a)	6,544	$ 531,569
Supernus Pharmaceuticals, Inc. (a)	6,613	214,790
Tarsus Pharmaceuticals, Inc. (a)	5,016	260,381
		4,108,031
Professional Services 4.3%
Maximus, Inc.	48,750	3,264,300
Verra Mobility Corp. (a)	173,959	3,792,306
WNS Holdings Ltd. (a)	70,345	4,257,280
		11,313,886
Real Estate Management & Development 1.2%
Marcus & Millichap, Inc.	100,703	3,061,371
Residential REITs 1.6%
Independence Realty Trust, Inc.	217,054	4,217,359
Retail REITs 1.6%
Macerich Co. (The)	283,821	4,160,816
Semiconductors & Semiconductor Equipment 2.4%
Ichor Holdings Ltd. (a)	143,444	2,837,322
Tower Semiconductor Ltd. (a)	98,898	3,538,571
		6,375,893
Software 6.1%
A10 Networks, Inc.	252,326	4,158,332
Docebo, Inc. (a)	98,679	3,083,719
RingCentral, Inc., Class A (a)	128,609	3,279,530
SEMrush Holdings, Inc., Class A (a)	270,802	2,783,845
Verint Systems, Inc. (a)	141,024	2,487,663
		15,793,089
Specialty Retail 1.2%
Upbound Group, Inc.	156,975	3,123,803
Trading Companies & Distributors 3.4%
MRC Global, Inc. (a)	486,270	5,665,046
Xometry, Inc., Class A (a)	120,191	3,081,697
		8,746,743
Total Common Stocks (Cost $251,914,830)		250,959,294
	Shares	Value
Exchange-Traded Fund 2.8%
iShares Russell 2000 ETF (b)	37,282	$ 7,264,771
Total Exchange-Traded Fund (Cost $7,428,528)		7,264,771
Short-Term Investments 3.2%
Affiliated Investment Company 1.4%
NYLI U.S. Government Liquidity Fund, 4.167% (c)	3,562,943	3,562,943
Unaffiliated Investment Companies 1.8%
BlackRock Liquidity FedFund, 4.349% (c)(d)	250,000	250,000
Invesco Government & Agency Portfolio, 4.367% (c)(d)	4,507,814	4,507,814
		4,757,814
Total Short-Term Investments (Cost $8,320,757)		8,320,757
Total Investments (Cost $267,664,115)	102.7%	266,544,822
Other Assets, Less Liabilities	(2.7)	(7,021,919)
Net Assets	100.0%	$ 259,522,903

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of April 30, 2025, the aggregate market value of securities on loan was $8,682,493; the total market value of collateral held by the Fund was $9,277,342. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,519,528. The Fund received cash collateral with a value of $4,757,814. (See Note 2(G))
(c)	Current yield as of April 30, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 3,276	$ 45,247	$ (44,960)	$ —	$ —	$ 3,563	$ 62	$ —	3,563
Abbreviation(s):
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 250,959,294	$ —	$ —	$ 250,959,294
Exchange-Traded Fund	7,264,771	—	—	7,264,771
Short-Term Investments
Affiliated Investment Company	3,562,943	—	—	3,562,943
Unaffiliated Investment Companies	4,757,814	—	—	4,757,814
Total Short-Term Investments	8,320,757	—	—	8,320,757
Total Investments in Securities	$ 266,544,822	$ —	$ —	$ 266,544,822

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI WMC Small Companies Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $264,101,172) including securities on loan of $8,682,493	$262,981,879
Investment in affiliated investment companies, at value (identified cost $3,562,943)	3,562,943
Receivables:
Investment securities sold	1,367,360
Dividends	107,071
Fund shares sold	28,482
Securities lending	2,429
Other assets	55,786
Total assets	268,105,950
Liabilities
Cash collateral received for securities on loan	4,757,814
Payables:
Investment securities purchased	3,499,878
Manager (See Note 3)	166,367
Transfer agent (See Note 3)	53,691
Professional fees	31,843
Fund shares redeemed	30,964
NYLIFE Distributors (See Note 3)	28,805
Custodian	6,472
Shareholder communication	3,868
Accrued expenses	3,345
Total liabilities	8,583,047
Net assets	$259,522,903
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$11,456
Additional paid-in-capital	289,839,605
289,851,061
Total distributable earnings (loss)	(30,328,158)
Net assets	$259,522,903
Class A
Net assets applicable to outstanding shares	$111,518,711
Shares of beneficial interest outstanding	5,010,188
Net asset value per share outstanding	$22.26
Maximum sales charge (5.50% of offering price)	1.30
Maximum offering price per share outstanding	$23.56
Investor Class
Net assets applicable to outstanding shares	$28,302,729
Shares of beneficial interest outstanding	1,318,727
Net asset value per share outstanding	$21.46
Maximum sales charge (5.00% of offering price)	1.13
Maximum offering price per share outstanding	$22.59
Class C
Net assets applicable to outstanding shares	$872,255
Shares of beneficial interest outstanding	51,563
Net asset value and offering price per share outstanding	$16.92
Class I
Net assets applicable to outstanding shares	$118,829,208
Shares of beneficial interest outstanding	5,075,106
Net asset value and offering price per share outstanding	$23.41

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $2,811)	$1,716,912
Securities lending, net	132,875
Dividends-affiliated	62,351
Total income	1,912,138
Expenses
Manager (See Note 3)	1,164,410
Distribution/Service—Class A (See Note 3)	159,293
Distribution/Service—Investor Class (See Note 3)	41,342
Distribution/Service—Class B (See Note 3)(a)	513
Distribution/Service—Class C (See Note 3)	5,861
Transfer agent (See Note 3)	166,695
Professional fees	41,431
Registration	37,068
Custodian	14,342
Shareholder communication	8,306
Trustees	3,347
Miscellaneous	6,108
Total expenses before waiver/reimbursement	1,648,716
Expense waiver/reimbursement from Manager (See Note 3)	(23,310)
Net expenses	1,625,406
Net investment income (loss)	286,732
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	9,862,793
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(29,754,419)
Net realized and unrealized gain (loss)	(19,891,626)
Net increase (decrease) in net assets resulting from operations	$(19,604,894)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI WMC Small Companies Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$286,732	$644,539
Net realized gain (loss)	9,862,793	21,646,395
Net change in unrealized appreciation (depreciation)	(29,754,419)	56,904,864
Net increase (decrease) in net assets resulting from operations	(19,604,894)	79,195,798
Distributions to shareholders:
Class A	(224,401)	(174,368)
Class I	(521,102)	(364,455)
Class R1(a)	—	(156)
Class R2(a)	—	(48)
Total distributions to shareholders	(745,503)	(539,027)
Capital share transactions:
Net proceeds from sales of shares	16,690,607	49,988,795
Net asset value of shares issued to shareholders in reinvestment of distributions	732,299	529,340
Cost of shares redeemed	(37,130,115)	(56,535,827)
Increase (decrease) in net assets derived from capital share transactions	(19,707,209)	(6,017,692)
Net increase (decrease) in net assets	(40,057,606)	72,639,079
Net Assets
Beginning of period	299,580,509	226,941,430
End of period	$259,522,903	$299,580,509

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$24.21	$17.82	$21.32	$32.63	$22.62	$24.59
Net investment income (loss) (a)	0.02	0.04	0.02	0.39	(0.10)	(0.07)
Net realized and unrealized gain (loss)	(1.93)	6.38	(3.09)	(3.93)	10.11	(1.83)
Total from investment operations	(1.91)	6.42	(3.07)	(3.54)	10.01	(1.90)
Less distributions:
From net investment income	(0.04)	(0.03)	(0.43)	—	—	(0.05)
From net realized gain on investments	—	—	—	(7.77)	—	—
Return of capital	—	—	—	—	—	(0.02)
Total distributions	(0.04)	(0.03)	(0.43)	(7.77)	—	(0.07)
Net asset value at end of period	$22.26	$24.21	$17.82	$21.32	$32.63	$22.62
Total investment return (b)	(7.91)%	36.07%	(14.66)%	(13.90)%	44.25%	(7.76)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.12%††	0.17%	0.09%	1.69%	(0.32)%	(0.30)%
Net expenses (c)	1.19%††	1.21%	1.22%	1.23%	1.21%	1.25%
Expenses (before waiver/reimbursement)	1.19%††(c)	1.21%(c)	1.22%(c)	1.23%(c)	1.22%(c)	1.25%
Portfolio turnover rate	33%	96%	86%	75%	108%	208%
Net assets at end of period (in 000’s)	$111,519	$125,698	$103,460	$135,890	$178,454	$115,403

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI WMC Small Companies Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$23.34	$17.20	$20.60	$31.86	$22.14	$24.07
Net investment income (loss) (a)	(0.02)	(0.02)	(0.03)	0.32	(0.17)	(0.13)
Net realized and unrealized gain (loss)	(1.86)	6.16	(2.99)	(3.81)	9.89	(1.80)
Total from investment operations	(1.88)	6.14	(3.02)	(3.49)	9.72	(1.93)
Less distributions:
From net investment income	—	—	(0.38)	—	—	(0.00)‡
From net realized gain on investments	—	—	—	(7.77)	—	—
Return of capital	—	—	—	—	—	(0.00)‡
Total distributions	—	—	(0.38)	(7.77)	—	(0.00)‡
Net asset value at end of period	$21.46	$23.34	$17.20	$20.60	$31.86	$22.14
Total investment return (b)	(8.05)%	35.70%	(14.92)%	(14.13)%	43.90%	(8.02)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.16)%††	(0.10)%	(0.18)%	1.43%	(0.57)%	(0.57)%
Net expenses (c)	1.48%††	1.48%	1.49%	1.50%	1.49%	1.52%
Expenses (before waiver/reimbursement) (c)	1.61%††	1.66%	1.70%	1.58%	1.66%	1.70%
Portfolio turnover rate	33%	96%	86%	75%	108%	208%
Net assets at end of period (in 000's)	$28,303	$33,885	$28,292	$35,985	$45,382	$41,547

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$18.47	$13.71	$16.46	$27.19	$19.03	$20.84
Net investment income (loss) (a)	(0.09)	(0.14)	(0.15)	0.15	(0.34)	(0.25)
Net realized and unrealized gain (loss)	(1.46)	4.90	(2.38)	(3.11)	8.50	(1.56)
Total from investment operations	(1.55)	4.76	(2.53)	(2.96)	8.16	(1.81)
Less distributions:
From net investment income	—	—	(0.22)	—	—	—
From net realized gain on investments	—	—	—	(7.77)	—	—
Total distributions	—	—	(0.22)	(7.77)	—	—
Net asset value at end of period	$16.92	$18.47	$13.71	$16.46	$27.19	$19.03
Total investment return (b)	(8.39)%	34.72%	(15.54)%	(14.74)%	42.88%(c)	(8.69)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.92)%††	(0.83)%	(0.92)%	0.83%	(1.32)%	(1.30)%
Net expenses (d)	2.23%††	2.23%	2.24%	2.24%	2.24%	2.27%
Expenses (before waiver/reimbursement) (d)	2.36%††	2.41%	2.46%	2.33%	2.41%	2.45%
Portfolio turnover rate	33%	96%	86%	75%	108%	208%
Net assets at end of period (in 000’s)	$872	$1,211	$1,280	$2,415	$4,129	$3,201

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI WMC Small Companies Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$25.49	$18.76	$22.43	$33.85	$23.40	$25.44
Net investment income (loss) (a)	0.05	0.10	0.07	0.45	(0.02)	(0.01)
Net realized and unrealized gain (loss)	(2.03)	6.71	(3.25)	(4.10)	10.47	(1.90)
Total from investment operations	(1.98)	6.81	(3.18)	(3.65)	10.45	(1.91)
Less distributions:
From net investment income	(0.10)	(0.08)	(0.49)	—	—	(0.09)
From net realized gain on investments	—	—	—	(7.77)	—	—
Return of capital	—	—	—	—	—	(0.04)
Total distributions	(0.10)	(0.08)	(0.49)	(7.77)	—	(0.13)
Net asset value at end of period	$23.41	$25.49	$18.76	$22.43	$33.85	$23.40
Total investment return (b)	(7.78)%	36.38%	(14.42)%	(13.71)%	44.66%	(7.55)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.37%††	0.40%	0.34%	1.85%	(0.05)%	(0.06)%
Net expenses (c)	0.94%††	0.96%	0.97%	0.98%	0.96%	1.00%
Expenses (before waiver/reimbursement)	0.94%††(c)	0.96%(c)	0.97%(c)	0.98%(c)	0.97%(c)	1.00%
Portfolio turnover rate	33%	96%	86%	75%	108%	208%
Net assets at end of period (in 000’s)	$118,829	$138,559	$92,498	$151,035	$169,281	$127,115

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI WMC Small Companies Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Investor Class	February 28, 2008
Class C	December 30, 2002
Class I	January 12, 1987
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term growth of capital.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures
("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which

14	NYLI WMC Small Companies Fund

market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant
15

Notes to Financial Statements (Unaudited) (continued)
exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

16	NYLI WMC Small Companies Fund

(G) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.80% up to $1 billion, 0.775% from $1 billion to $2 billion and 0.75% in excess of $2 billion. During the six-month period ended April 30, 2025, the effective management fee rate was 0.80% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $1,164,410 and waived fees and/or reimbursed expenses in the amount of $23,310 and paid the Subadvisor fees in the amount of $545,818.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life
17

Notes to Financial Statements (Unaudited) (continued)
Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $7,887 and $1,413, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class C shares during the six-month period ended April 30, 2025, of $91.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$41,382	$—
Investor Class	80,330	(22,452)
Class B*	239	(66)
Class C	2,844	(792)
Class I	41,900	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$268,335,744	$34,759,344	$(36,550,266)	$(1,790,922)
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $38,651,755, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$29,416	$9,236

18	NYLI WMC Small Companies Fund

During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$539,027
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $95,011 and $113,910, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	127,196	$3,193,830
Shares issued to shareholders in reinvestment of distributions	8,098	219,772
Shares redeemed	(413,427)	(10,264,129)
Net increase (decrease) in shares outstanding before conversion	(278,133)	(6,850,527)
Shares converted into Class A (See Note 1)	96,278	2,416,969
Net increase (decrease)	(181,855)	$(4,433,558)
Year ended October 31, 2024:
Shares sold	205,658	$4,599,068
Shares issued to shareholders in reinvestment of distributions	8,675	171,163
Shares redeemed	(957,905)	(21,233,369)
Net increase (decrease) in shares outstanding before conversion	(743,572)	(16,463,138)
Shares converted into Class A (See Note 1)	131,190	2,964,673
Shares converted from Class A (See Note 1)	(968)	(22,554)
Net increase (decrease)	(613,350)	$(13,521,019)

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	22,364	$531,799
Shares redeemed	(71,159)	(1,700,136)
Net increase (decrease) in shares outstanding before conversion	(48,795)	(1,168,337)
Shares converted into Investor Class (See Note 1)	6,277	157,362
Shares converted from Investor Class (See Note 1)	(90,454)	(2,190,453)
Net increase (decrease)	(132,972)	$(3,201,428)
Year ended October 31, 2024:
Shares sold	29,978	$649,975
Shares redeemed	(133,242)	(2,879,120)
Net increase (decrease) in shares outstanding before conversion	(103,264)	(2,229,145)
Shares converted into Investor Class (See Note 1)	14,838	321,195
Shares converted from Investor Class (See Note 1)	(104,518)	(2,301,505)
Net increase (decrease)	(192,944)	$(4,209,455)

19

Notes to Financial Statements (Unaudited) (continued)
Class B	Shares	Amount
Six-month period ended April 30, 2025: (a)
Shares sold	155	$3,212
Shares redeemed	(591)	(11,724)
Net increase (decrease) in shares outstanding before conversion	(436)	(8,512)
Shares converted from Class B (See Note 1)	(11,897)	(241,396)
Net increase (decrease)	(12,333)	$(249,908)
Year ended October 31, 2024:
Shares sold	2,442	$39,473
Shares redeemed	(11,020)	(187,636)
Net increase (decrease) in shares outstanding before conversion	(8,578)	(148,163)
Shares converted from Class B (See Note 1)	(39,476)	(676,463)
Net increase (decrease)	(48,054)	$(824,626)

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	4,631	$87,564
Shares redeemed	(10,802)	(200,083)
Net increase (decrease) in shares outstanding before conversion	(6,171)	(112,519)
Shares converted from Class C (See Note 1)	(7,836)	(142,482)
Net increase (decrease)	(14,007)	$(255,001)
Year ended October 31, 2024:
Shares sold	10,311	$179,539
Shares redeemed	(33,091)	(575,476)
Net increase (decrease) in shares outstanding before conversion	(22,780)	(395,937)
Shares converted from Class C (See Note 1)	(4,986)	(84,567)
Net increase (decrease)	(27,766)	$(480,504)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	510,304	$12,874,202
Shares issued to shareholders in reinvestment of distributions	17,964	512,527
Shares redeemed	(889,501)	(24,954,043)
Net increase (decrease)	(361,233)	$(11,567,314)
Year ended October 31, 2024:
Shares sold	1,820,844	$44,504,542
Shares issued to shareholders in reinvestment of distributions	17,277	357,973
Shares redeemed	(1,333,544)	(31,142,394)
Net increase (decrease) in shares outstanding before conversion	504,577	13,720,121
Shares converted into Class I (See Note 1)	477	11,499
Shares converted from Class I (See Note 1)	(102)	(2,298)
Net increase (decrease)	504,952	$13,729,322

Class R1(b)	Shares	Amount
Year ended October 31, 2024:
Shares issued to shareholders in reinvestment of distributions	8	$156
Shares redeemed	(2,527)	(58,625)
Net increase (decrease)	(2,519)	$(58,469)

Class R2(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	2	$21
Shares issued to shareholders in reinvestment of distributions	2	48
Shares redeemed	(4,849)	(106,778)
Net increase (decrease)	(4,845)	$(106,709)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	834	$16,177
Shares redeemed	(16,534)	(352,429)
Net increase (decrease) in shares outstanding before conversion	(15,700)	(336,252)
Shares converted from Class R3 (See Note 1)	(10,178)	(209,980)
Net increase (decrease)	(25,878)	$(546,232)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.

20	NYLI WMC Small Companies Fund

Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
21

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
22

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

23

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
24

Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
25

representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
26

overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
27

respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
28

The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
29

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
30

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
31

NYLI U.S. Government Liquidity Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Short-Term Investments 100.0%
U.S. Treasury Debt 100.0%
U.S. Treasury Bills (a)
4.228%, due 5/1/25	$ 37,055,000	$ 37,055,000
4.232%, due 6/17/25	49,100,000	48,830,474
4.237%, due 5/13/25	10,750,000	10,734,905
4.237%, due 5/29/25	111,000,000	110,635,859
4.241%, due 5/20/25	155,350,000	155,004,533
4.244%, due 7/24/25	61,400,000	60,798,423
4.249%, due 5/6/25	30,400,000	30,382,178
4.254%, due 6/24/25	8,450,000	8,396,436
4.26%, due 5/27/25	133,834,000	133,424,822
4.262%, due 8/12/25	32,500,000	32,108,947
4.263%, due 5/8/25	227,800,000	227,612,601
4.286%, due 8/5/25	51,000,000	50,425,204
Total Short-Term Investments (Cost $905,409,382)	100.0%	905,409,382
Other Assets, Less Liabilities	(0.0)‡	(76,565)
Net Assets	100.0%	$ 905,332,817

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Interest rate shown represents yield to maturity.
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Short-Term Investments
U.S. Treasury Debt	$ —	$ 905,409,382	$ —	$ 905,409,382

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (amortized cost $905,409,382)	$905,409,382
Cash	41,885
Other assets	14,133
Total assets	905,465,400
Liabilities
Payables:
Manager (See Note 3)	89,375
Professional fees	36,349
Custodian	4,754
Shareholder communication	1,792
Accrued expenses	313
Total liabilities	132,583
Net assets	$905,332,817
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$905,232
Additional paid-in-capital	904,424,396
905,329,628
Total distributable earnings (loss)	3,189
Net assets	$905,332,817
Class I
Net assets applicable to outstanding shares	$905,332,817
Shares of beneficial interest outstanding	905,231,537
Net asset value per share outstanding	$1.00

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI U.S. Government Liquidity Fund

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$21,513,276
Expenses
Manager (See Note 3)	585,162
Professional fees	59,176
Trustees	11,170
Custodian	10,240
Shareholder communication	4,476
Registration	3,085
Miscellaneous	4,107
Total expenses	677,416
Net investment income (loss)	20,835,860
Realized Gain (Loss)
Net realized gain (loss) on investments	9,157
Net increase (decrease) in net assets resulting from operations	$20,845,017
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$20,835,860	$52,988,626
Net realized gain (loss)	9,157	20,975
Net increase (decrease) in net assets resulting from operations	20,845,017	53,009,601
Distributions to shareholders	(20,835,860)	(52,988,625)
Capital share transactions:
Net proceeds from sales of shares	6,168,468,528	12,424,490,903
Net asset value of shares issued to shareholders in reinvestment of distributions	20,374,337	52,355,905
Cost of shares redeemed	(6,476,336,527)	(12,292,872,038)
Increase (decrease) in net assets derived from capital share transactions	(287,493,662)	183,974,770
Net increase (decrease) in net assets	(287,484,505)	183,995,746
Net Assets
Beginning of period	1,192,817,322	1,008,821,576
End of period	$905,332,817	$1,192,817,322
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI U.S. Government Liquidity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.02	0.05	0.04	0.01	0.00‡	0.01
Total from investment operations	0.02	0.05	0.04	0.01	0.00‡	0.01
Less distributions:
From net investment income	(0.02)	(0.05)	(0.04)	(0.01)	(0.00)‡	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (a)	2.14%	5.31%	4.59%	0.76%	0.01%	0.55%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.27%††	5.18%	4.47%	0.72%	0.01%	0.62%
Net expenses	0.14%††	0.14%	0.14%	0.11%	0.03%	0.13%
Expenses (before waiver/reimbursement)	0.14%††	0.14%	0.14%	0.14%	0.14%	0.13%
Net assets at end of period (in 000’s)	$905,333	$1,192,817	$1,008,822	$1,335,657	$2,520,059	$639,101

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI U.S. Government Liquidity Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class I	July 2, 2018
Shares of the Fund are offered and are redeemed at a price equal to their net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Fund’s shares.
The Fund's investment objective is to seek a high level of current income while preserving capital and maintaining liquidity.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Valuation of Shares. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share by using the amortized cost method of valuation, it cannot guarantee it will do so. In addition, as a “government money market fund,” the Board of Trustees of the Trust ("Board") has determined that the Fund is not subject to the imposition of liquidity fees. The Board has reserved its ability to change this determination with respect to the imposition of liquidity fees, but such change would become effective only after shareholders are provided with specific advance notice of the change. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
(B) Securities Valuation.  Securities are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.

8	NYLI U.S. Government Liquidity Fund

The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
Securities valued at amortized cost are not obtained from a quoted price in an active market and are generally categorized as Level 2 in the hierarchy. The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of April 30, 2025, the aggregate value by input level of the Fund’s assets and liabilities is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on
9

Notes to Financial Statements (Unaudited) (continued)
the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(C) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued daily and discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest rate for short-term investments.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred.The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Debt Securities Risk.  The Fund’s investments may include securities such as variable rate notes and floaters. If expectations about changes in interest rates, or assessments of an issuer’s credit worthiness or market conditions are incorrect, investments in these types of securities could lose money for the Fund. The ability of issuers of debt securities, including the U.S. government, held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to a Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.

10	NYLI U.S. Government Liquidity Fund

Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.12% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.15% of average daily net assets. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
New York Life Investments may voluntarily waive fees or reimburse expenses of the Fund to the extent it deems appropriate to enhance the yield of the Fund’s during periods when expenses have a significant impact on the yield of the Fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and in addition to any contractual arrangements that may be in place with respect to the Fund and described in the Fund’s prospectus.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $585,162 and paid the Subadvisor fees in the amount of $292,569.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Transfer, Dividend Disbursing and Shareholder Servicing Agent.   NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, the Fund did not record any transfer agent expenses.
Note 4-Federal Income Tax
The amortized cost also represents the aggregate cost for federal income tax purposes.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $61,363, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$61	$—
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$52,988,625
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
11

Notes to Financial Statements (Unaudited) (continued)
Note 6–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class I (at $1 per share)	Shares
Six-month period ended April 30, 2025:
Shares sold	6,168,468,527
Shares issued to shareholders in reinvestment of distributions	20,374,337
Shares redeemed	(6,476,336,527)
Net increase (decrease)	(287,493,663)
Year ended October 31, 2024:
Shares sold	12,424,490,903
Shares issued to shareholders in reinvestment of distributions	52,355,905
Shares redeemed	(12,292,872,038)
Net increase (decrease)	183,974,770
Note 7–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 8–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
12	NYLI U.S. Government Liquidity Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
13

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

14

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
15

Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
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overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
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respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
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The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
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share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
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Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI PineStone International Equity Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.3%
Australia 1.5%
Commonwealth Bank of Australia (Banks)	113,464	$ 12,139,876
Canada 2.6%
Canadian National Railway Co. (Ground Transportation)	225,209	21,804,735
Denmark 3.7%
Novo Nordisk A/S, Class B (Pharmaceuticals)	460,305	30,664,557
France 16.7%
Air Liquide SA (Chemicals)	145,070	29,842,356
Air Liquide SA, Loyalty Shares (Chemicals) (a)	66,712	13,723,328
EssilorLuxottica SA (Health Care Equipment & Supplies)	132,346	38,004,903
L'Oreal SA (Personal Care Products) (a)	49,230	21,602,905
L'Oreal SA, Loyalty Shares (Registered) (Personal Care Products) (a)	9,600	4,212,632
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	55,202	30,461,989
		137,848,113
Germany 6.1%
Rational AG (Machinery)	15,129	12,893,853
SAP SE (Software)	130,010	37,602,292
		50,496,145
India 2.0%
HDFC Bank Ltd., ADR (Banks)	222,918	16,203,909
Japan 6.8%
Keyence Corp. (Electronic Equipment, Instruments & Components)	90,520	38,017,146
Shimano, Inc. (Leisure Products)	64,921	9,178,989
Unicharm Corp. (Household Products)	944,933	8,765,178
		55,961,313
Netherlands 3.9%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	48,077	32,184,045
Spain 3.3%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	350,501	27,548,511
	Shares	Value

Switzerland 9.8%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	191,015	$ 33,607,720
Geberit AG (Registered) (Building Products)	27,644	19,221,139
Schindler Holding AG (Machinery)	77,232	28,144,077
		80,972,936
Taiwan 6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	319,734	53,296,461
United Kingdom 22.0%
Ashtead Group plc (Trading Companies & Distributors)	229,439	12,333,560
Diageo plc (Beverages)	674,011	18,812,643
Howden Joinery Group plc (Trading Companies & Distributors)	1,630,613	16,792,912
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	322,238	34,478,376
Intertek Group plc (Professional Services)	275,618	16,863,802
London Stock Exchange Group plc (Capital Markets)	344,880	53,499,186
Spirax Group plc (Machinery)	124,741	9,839,499
Unilever plc (Personal Care Products)	289,592	18,402,265
		181,022,243
United States 13.4%
Alcon AG (Health Care Equipment & Supplies)	241,434	23,531,039
Aon plc, Class A (Insurance)	54,287	19,260,485
Nestle SA (Registered) (Food Products)	375,716	39,988,431
S&P Global, Inc. (Capital Markets)	54,383	27,194,219
		109,974,174
Total Common Stocks (Cost $700,070,949)		810,117,018

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Shares	Value
Short-Term Investment 0.8%
Affiliated Investment Company 0.8%
United States 0.8%
NYLI U.S. Government Liquidity Fund, 4.167% (b)	6,360,416	$ 6,360,416
Total Short-Term Investment (Cost $6,360,416)		6,360,416
Total Investments (Cost $706,431,365)	99.1%	816,477,434
Other Assets, Less Liabilities	0.9	7,406,694
Net Assets	100.0%	$ 823,884,128

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of April 30, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 8,248	$ 194,866	$ (196,754)	$ —	$ —	$ 6,360	$ 169	$ —	6,360
Abbreviation(s):
ADR—American Depositary Receipt
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI PineStone International Equity Fund

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 12,139,876	$ —	$ 12,139,876
Denmark	—	30,664,557	—	30,664,557
France	24,247,010	113,601,103	—	137,848,113
Germany	—	50,496,145	—	50,496,145
Japan	—	55,961,313	—	55,961,313
Netherlands	—	32,184,045	—	32,184,045
Spain	—	27,548,511	—	27,548,511
Switzerland	—	80,972,936	—	80,972,936
United Kingdom	—	181,022,243	—	181,022,243
United States	46,454,704	63,519,470	—	109,974,174
All Other Countries	91,305,105	—	—	91,305,105
Total Common Stocks	162,006,819	648,110,199	—	810,117,018
Short-Term Investment
Affiliated Investment Company	6,360,416	—	—	6,360,416
Total Investments in Securities	$ 168,367,235	$ 648,110,199	$ —	$ 816,477,434

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent
Banks	$28,343,785	3.4%
Beverages	18,812,643	2.3
Building Products	19,221,139	2.3
Capital Markets	80,693,405	9.8
Chemicals	43,565,684	5.3
Electronic Equipment, Instruments & Components	38,017,146	4.6
Food Products	39,988,431	4.9
Ground Transportation	21,804,735	2.6
Health Care Equipment & Supplies	61,535,942	7.5
Hotels, Restaurants & Leisure	62,026,887	7.5
Household Products	8,765,178	1.1
Insurance	19,260,485	2.3
Leisure Products	9,178,989	1.1
Machinery	50,877,429	6.2
Personal Care Products	44,217,802	5.4
Pharmaceuticals	30,664,557	3.7
Professional Services	16,863,802	2.0
Semiconductors & Semiconductor Equipment	85,480,506	10.4
Software	37,602,292	4.6
Textiles, Apparel & Luxury Goods	64,069,709	7.8
Trading Companies & Distributors	29,126,472	3.5
	810,117,018	98.3
Short-Term Investment	6,360,416	0.8
Other Assets, Less Liabilities	7,406,694	0.9
Net Assets	$823,884,128	100.0%

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI PineStone International Equity Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $700,070,949)	$810,117,018
Investment in affiliated investment companies, at value (identified cost $6,360,416)	6,360,416
Cash denominated in foreign currencies (identified cost $11,031)	10,941
Receivables:
Fund shares sold	4,941,087
Dividends	4,029,758
Investment securities sold	551,199
Other assets	267,504
Total assets	826,277,923
Liabilities
Due to custodian	5,688
Payables:
Fund shares redeemed	971,316
Investment securities purchased	838,945
Manager (See Note 3)	456,001
Transfer agent (See Note 3)	90,860
NYLIFE Distributors (See Note 3)	18,854
Professional fees	12,131
Total liabilities	2,393,795
Net assets	$823,884,128
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$48,828
Additional paid-in-capital	735,796,217
735,845,045
Total distributable earnings (loss)	88,039,083
Net assets	$823,884,128
Class A
Net assets applicable to outstanding shares	$79,557,632
Shares of beneficial interest outstanding	4,738,753
Net asset value per share outstanding	$16.79
Maximum sales charge (5.50% of offering price)	0.98
Maximum offering price per share outstanding	$17.77
Investor Class
Net assets applicable to outstanding shares	$13,148,052
Shares of beneficial interest outstanding	784,138
Net asset value per share outstanding	$16.77
Maximum sales charge (5.00% of offering price)	0.88
Maximum offering price per share outstanding	$17.65
Class C
Net assets applicable to outstanding shares	$786,707
Shares of beneficial interest outstanding	47,400
Net asset value and offering price per share outstanding	$16.60
Class I
Net assets applicable to outstanding shares	$357,851,555
Shares of beneficial interest outstanding	21,236,578
Net asset value and offering price per share outstanding	$16.85
Class P
Net assets applicable to outstanding shares	$29,198
Shares of beneficial interest outstanding	1,734
Net asset value and offering price per share outstanding	$16.84
Class R6
Net assets applicable to outstanding shares	$372,510,984
Shares of beneficial interest outstanding	22,019,568
Net asset value and offering price per share outstanding	$16.92

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $709,656)	$6,274,197
Dividends-affiliated	169,281
Securities lending, net	2,951
Total income	6,446,429
Expenses
Manager (See Note 3)	3,000,868
Transfer agent (See Note 3)	249,585
Distribution/Service—Class A (See Note 3)	96,487
Distribution/Service—Investor Class (See Note 3)	16,638
Distribution/Service—Class C (See Note 3)	4,130
Registration	87,171
Professional fees	61,544
Custodian	43,654
Trustees	7,404
Shareholder communication	5,650
Miscellaneous	11,315
Total expenses before waiver/reimbursement	3,584,446
Expense waiver/reimbursement from Manager (See Note 3)	(309,731)
Net expenses	3,274,715
Net investment income (loss)	3,171,714
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	3,976,411
Foreign currency transactions	(171,862)
Net realized gain (loss)	3,804,549
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(1,615,140)
Translation of other assets and liabilities in foreign currencies	118,556
Net change in unrealized appreciation (depreciation)	(1,496,584)
Net realized and unrealized gain (loss)	2,307,965
Net increase (decrease) in net assets resulting from operations	$5,479,679
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI PineStone International Equity Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,171,714	$3,577,473
Net realized gain (loss)	3,804,549	2,177,025
Net change in unrealized appreciation (depreciation)	(1,496,584)	84,986,763
Net increase (decrease) in net assets resulting from operations	5,479,679	90,741,261
Distributions to shareholders:
Class A	(313,881)	(217,763)
Investor Class	—	(39,661)
Class C	—	(376)
Class I	(2,233,680)	(811,354)
Class P	(197)	(120)
Class R1(a)	—	(599)
Class R2(a)	—	(631)
Class R3(a)	—	(1,688)
Class R6	(1,414,397)	(512,622)
Total distributions to shareholders	(3,962,155)	(1,584,814)
Capital share transactions:
Net proceeds from sales of shares	291,185,082	256,493,363
Net asset value of shares issued to shareholders in reinvestment of distributions	3,636,140	1,544,332
Cost of shares redeemed	(106,241,371)	(70,050,824)
Increase (decrease) in net assets derived from capital share transactions	188,579,851	187,986,871
Net increase (decrease) in net assets	190,097,375	277,143,318
Net Assets
Beginning of period	633,786,753	356,643,435
End of period	$823,884,128	$633,786,753

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	April 1, 2023 through October 31,	Year Ended March 31,
Class A	2025*	2024	2023#(a)	2023	2022	2021	2020
Net asset value at beginning of period	$16.82	$13.50	$14.51	$14.70	$14.06	$9.92	$10.48
Net investment income (loss) (b)	0.04	0.08	0.02	0.07	0.04	0.03	0.05
Net realized and unrealized gain (loss)	0.00‡	3.29	(1.02)	(0.16)	0.65	4.37	(0.50)
Total from investment operations	0.04	3.37	(1.00)	(0.09)	0.69	4.40	(0.45)
Less distributions:
From net investment income	(0.07)	(0.05)	(0.01)	(0.10)	(0.03)	(0.04)	(0.08)
From net realized gain on investments	—	—	—	—	(0.02)	(0.22)	(0.03)
Total distributions	(0.07)	(0.05)	(0.01)	(0.10)	(0.05)	(0.26)	(0.11)
Net asset value at end of period	$16.79	$16.82	$13.50	$14.51	$14.70	$14.06	$9.92
Total investment return	0.22%(c)	25.03%(c)	(6.89)%(c)	(0.57)% (d)(e)	4.91% (d)(e)	44.38% (d)(e)	(4.48)% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.51%††	0.50%	0.25%††	0.50% (f)(g)	0.27% (f)(g)	0.19% (f)(g)	0.44% (f)(g)
Net expenses	1.14%††(h)	1.10%(h)	1.21%††(h)	1.25% (f)(g)	1.25% (f)(g)	1.25% (f)(g)	1.25% (f)(g)
Expenses (before waiver/reimbursement)	1.20%††(h)	1.19%(h)	1.36%††(h)	1.55%(g)	1.49%(g)	1.55%(g)	1.56%(g)
Portfolio turnover rate	7%	10%	12%	11%(e)	2%(e)	12%(e)	8%(e)
Net assets at end of period (in 000's)	$79,558	$79,325	$56,733	$5,162	$2,260	$1,516	$324

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
‡	Less than one cent per share.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI PineStone International Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	August 28, 2023^ through October 31,
Investor Class	2025*	2024	2023
Net asset value at beginning of period	$16.76	$13.49	$14.71
Net investment income (loss) (a)	0.01	0.02	(0.01)
Net realized and unrealized gain (loss)	0.00‡	3.29	(1.21)
Total from investment operations	0.01	3.31	(1.22)
Less distributions:
From net investment income	—	(0.04)	—
Net asset value at end of period	$16.77	$16.76	$13.49
Total investment return (b)	0.06%	24.60%	(8.29)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.16%††	0.11%	(0.32)%††
Net expenses (d)	1.46%††	1.49%	1.49%††
Expenses (before waiver/reimbursement) (d)	1.70%††	1.72%	1.61%††
Portfolio turnover rate	7%	10%	12%
Net assets at end of period (in 000's)	$13,148	$13,841	$12,660

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,	August 28, 2023^ through October 31,
Class C	2025*	2024	2023
Net asset value at beginning of period	$16.65	$13.47	$14.71
Net investment income (loss) (a)	(0.05)	(0.10)	(0.03)
Net realized and unrealized gain (loss)	0.00‡	3.29	(1.21)
Total from investment operations	(0.05)	3.19	(1.24)
Less distributions:
From net investment income	—	(0.01)	—
Net asset value at end of period	$16.60	$16.65	$13.47
Total investment return (b)	(0.30)%	23.67%	(8.43)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.61)%††	(0.64)%	(1.06)%††
Net expenses (d)	2.21%††	2.24%	2.24%††
Expenses (before waiver/reimbursement) (d)	2.45%††	2.47%	2.36%††
Portfolio turnover rate	7%	10%	12%
Net assets at end of period (in 000’s)	$787	$871	$739

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	April 1, 2023 through October 31,	Year Ended March 31,
Class I	2025*	2024	2023#(a)	2023	2022	2021	2020
Net asset value at beginning of period	$16.90	$13.53	$14.53	$14.70	$14.06	$9.92	$10.48
Net investment income (loss) (b)	0.06	0.12	0.09	0.10	0.08	0.06	0.08
Net realized and unrealized gain (loss)	(0.01)	3.31	(1.07)	(0.16)	0.65	4.34	(0.50)
Total from investment operations	0.05	3.43	(0.98)	(0.06)	0.73	4.40	(0.42)
Less distributions:
From net investment income	(0.10)	(0.06)	(0.02)	(0.11)	(0.07)	(0.04)	(0.11)
From net realized gain on investments	—	—	—	—	(0.02)	(0.22)	(0.03)
Total distributions	(0.10)	(0.06)	(0.02)	(0.11)	(0.09)	(0.26)	(0.14)
Net asset value at end of period	$16.85	$16.90	$13.53	$14.53	$14.70	$14.06	$9.92
Total investment return	0.32%(c)	25.40%(c)	(6.73)%(c)	(0.33)% (d)(e)	5.16% (d)(e)	44.43% (d)(e)	(4.23)% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.78%††	0.72%	1.03%††	0.75% (f)(g)	0.52% (f)(g)	0.44% (f)(g)	0.69% (f)(g)
Net expenses	0.85%††(h)	0.85%(h)	0.95%††(h)	1.00% (f)(g)	1.00% (f)(g)	1.00% (f)(g)	1.00% (f)(g)
Expenses (before waiver/reimbursement)	0.95%††(h)	0.93%(h)	1.19%††(h)	1.30%(g)	1.24%(g)	1.30%(g)	1.31%(g)
Portfolio turnover rate	7%	10%	12%	11%(e)	2%(e)	12%(e)	8%(e)
Net assets at end of period (in 000's)	$357,852	$335,817	$190,764	$196,962	$217,664	$160,421	$79,543

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI PineStone International Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	August 28, 2023^ through October 31,
Class P	2025*	2024	2023
Net asset value at beginning of period	$16.89	$13.53	$14.73
Net investment income (loss) (a)	0.07	0.13	0.01
Net realized and unrealized gain (loss)	(0.01)	3.30	(1.21)
Total from investment operations	0.06	3.43	(1.20)
Less distributions:
From net investment income	(0.11)	(0.07)	—
Total distributions	(0.11)	(0.07)	—
Net asset value at end of period	$16.84	$16.89	$13.53
Total investment return (b)	0.38%	25.43%	(8.15)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.84%††	0.80%	0.33%††
Net expenses (d)	0.80%††	0.80%	0.85%††
Expenses (before waiver/reimbursement) (d)	0.86%††	0.89%	0.91%††
Portfolio turnover rate	7%	10%	12%
Net assets at end of period (in 000’s)	$29	$29	$23

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class P shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	April 1, 2023 through October 31,	Year Ended March 31,
Class R6	2025*	2024	2023#(a)	2023	2022	2021	2020
Net asset value at beginning of period	$16.97	$13.59	$14.60	$14.77	$14.12	$9.96	$10.52
Net investment income (loss) (b)	0.09	0.14	0.08	0.13	0.11	0.08	0.10
Net realized and unrealized gain (loss)	(0.03)	3.31	(1.05)	(0.16)	0.66	4.36	(0.51)
Total from investment operations	0.06	3.45	(0.97)	(0.03)	0.77	4.44	(0.41)
Less distributions:
From net investment income	(0.11)	(0.07)	(0.04)	(0.14)	(0.10)	(0.06)	(0.12)
From net realized gain on investments	—	—	—	—	(0.02)	(0.22)	(0.03)
Total distributions	(0.11)	(0.07)	(0.04)	(0.14)	(0.12)	(0.28)	(0.15)
Net asset value at end of period	$16.92	$16.97	$13.59	$14.60	$14.77	$14.12	$9.96
Total investment return	0.36%	25.48%(c)	(6.66)%(c)	(0.10)% (d)(e)	5.39% (d)(e)	44.65% (d)(e)	(4.07)% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.05%††	0.82%	0.98%††	0.95% (f)(g)	0.72% (f)(g)	0.64% (f)(g)	0.89% (f)(g)
Net expenses	0.80%††(h)	0.80%(h)	0.80%††(h)	0.80% (f)(g)	0.80% (f)(g)	0.80% (f)(g)	0.80% (f)(g)
Expenses (before waiver/reimbursement)	0.86%††(h)	0.89%(h)	1.09%††(h)	1.30%(g)	1.24%(g)	1.30%(g)	1.31%(g)
Portfolio turnover rate	7%	10%	12%	11%(e)	2%(e)	12%(e)	8%(e)
Net assets at end of period (in 000's)	$372,511	$203,904	$94,796	$39,343	$43,451	$41,229	$45,405

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI PineStone International Equity Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI PineStone International Equity Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Fiera Capital International Equity Fund (the “Predecessor Fund”), which was a series of a different registered investment company for which Fiera Capital, Inc. served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization on August 28, 2023. Upon completion of the reorganization, the Class A and Class I shares of the Fund assumed the performance, financial and other information of the corresponding shares of the Predecessor Fund. All information provided for periods prior to August 28, 2023, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	September 29, 2017
Investor Class	August 28, 2023
Class C	August 28, 2023
Class I	September 29, 2017
Class P	August 28, 2023
Class R6	September 29, 2017
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Class P shares are generally only available to investors that have a relationship with PineStone Asset Management Inc. and are invested directly with the Fund. An investment minimum of $5,000,000 applies for Class P and no subsequent investment minimum. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I, Class R6 and Class P shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek capital appreciation.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available;

15

Notes to Financial Statements (Unaudited) (continued)
periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.

16	NYLI PineStone International Equity Fund

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the
17

Notes to Financial Statements (Unaudited) (continued)
market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least annually and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities—at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain

18	NYLI PineStone International Equity Fund

a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Fund invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The
Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. PineStone Asset Management Inc. (“PineStone” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and PineStone, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.80% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.20%; Investor Class, 1.54%; Class C, 2.29%; Class I, 0.85%; Class P, 0.85%; and Class R6, 0.80%. This agreement will remain in effect until February 28, 2028, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $3,000,868 and waived fees and/or reimbursed certain class specific expenses in the amount of $309,731 and paid the Subadvisor fees in the amount of $1,425,412.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
19

Notes to Financial Statements (Unaudited) (continued)
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  During the six-month period ended April 30, 2025, the Fund was advised that the Distributor did not retain any initial sales changes or CDSCs on repurchases of any shares within the Fund.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2025, of $632 and $70, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2028, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$35,383	$—
Investor Class	39,121	(5,458)
Class C	2,428	(341)
Class I	166,722	—
Class R6	5,931	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Investor Class	$28,874	0.2%
Class C	28,513	3.6
Class P	29,197	100.0
Class R6	32,812	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$710,623,245	$134,246,799	$(28,392,610)	$105,854,189
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $24,759,334 is subject to a limitation. This limitation is due to Internal Revenue Code Sections 381-384. Capital loss carryforwards, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund subject to the limitation described above.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$24,759	$—
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$1,584,814

20	NYLI PineStone International Equity Fund

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $238,661 and $55,118, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	495,744	$8,187,132
Shares issued to shareholders in reinvestment of distributions	18,437	309,749
Shares redeemed	(513,258)	(8,558,402)
Net increase (decrease) in shares outstanding before conversion	923	(61,521)
Shares converted into Class A (See Note 1)	22,693	377,108
Net increase (decrease)	23,616	$315,587
Year ended October 31, 2024:
Shares sold	1,152,466	$19,082,267
Shares issued to shareholders in reinvestment of distributions	14,624	214,828
Shares redeemed	(716,458)	(11,585,246)
Net increase (decrease) in shares outstanding before conversion	450,632	7,711,849
Shares converted into Class A (See Note 1)	61,043	1,004,481
Shares converted from Class A (See Note 1)	(260)	(4,386)
Net increase (decrease)	511,415	$8,711,944

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	13,519	$222,540
Shares redeemed	(40,607)	(672,772)
Net increase (decrease) in shares outstanding before conversion	(27,088)	(450,232)
Shares converted into Investor Class (See Note 1)	1,523	25,791
Shares converted from Investor Class (See Note 1)	(16,062)	(267,937)
Net increase (decrease)	(41,627)	$(692,378)
Year ended October 31, 2024:
Shares sold	24,531	$399,131
Shares issued to shareholders in reinvestment of distributions	2,696	39,600
Shares redeemed	(83,352)	(1,369,657)
Net increase (decrease) in shares outstanding before conversion	(56,125)	(930,926)
Shares converted into Investor Class (See Note 1)	3,540	56,697
Shares converted from Investor Class (See Note 1)	(60,062)	(986,961)
Net increase (decrease)	(112,647)	$(1,861,190)

21

Notes to Financial Statements (Unaudited) (continued)
Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	7,291	$120,556
Shares redeemed	(6,509)	(106,788)
Net increase (decrease) in shares outstanding before conversion	782	13,768
Shares converted from Class C (See Note 1)	(5,695)	(93,891)
Net increase (decrease)	(4,913)	$(80,123)
Year ended October 31, 2024:
Shares sold	15,406	$260,439
Shares issued to shareholders in reinvestment of distributions	25	375
Shares redeemed	(13,581)	(219,141)
Net increase (decrease) in shares outstanding before conversion	1,850	41,673
Shares converted from Class C (See Note 1)	(4,359)	(69,831)
Net increase (decrease)	(2,509)	$(28,158)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	4,605,252	$77,054,218
Shares issued to shareholders in reinvestment of distributions	132,456	2,230,553
Shares redeemed	(3,365,948)	(55,200,174)
Net increase (decrease) in shares outstanding before conversion	1,371,760	24,084,597
Shares converted from Class I (See Note 1)	(10,493)	(179,242)
Net increase (decrease)	1,361,267	$23,905,355
Year ended October 31, 2024:
Shares sold	8,453,755	$143,289,439
Shares issued to shareholders in reinvestment of distributions	54,670	805,283
Shares redeemed	(2,333,147)	(37,625,026)
Net increase (decrease) in shares outstanding before conversion	6,175,278	106,469,696
Shares converted from Class I (See Note 1)	(402,352)	(6,154,639)
Net increase (decrease)	5,772,926	$100,315,057

Class P	Shares	Amount
Six-month period ended April 30, 2025:
Shares issued to shareholders in reinvestment of distributions	12	$197
Net increase (decrease)	12	$197
Year ended October 31, 2024:
Shares issued to shareholders in reinvestment of distributions	8	$120
Net increase (decrease)	8	$120

Class R1(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	152	$2,233
Shares issued to shareholders in reinvestment of distributions	41	599
Shares redeemed	(9,936)	(164,327)
Net increase (decrease)	(9,743)	$(161,495)

Class R2(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	76	$1,107
Shares issued to shareholders in reinvestment of distributions	17	258
Shares redeemed	(12,652)	(207,026)
Net increase (decrease)	(12,559)	$(205,661)

Class R3(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	722	$10,673
Shares issued to shareholders in reinvestment of distributions	114	1,681
Shares redeemed	(47,265)	(763,050)
Net increase (decrease)	(46,429)	$(750,696)

Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	12,486,487	$205,600,636
Shares issued to shareholders in reinvestment of distributions	64,792	1,095,641
Shares redeemed	(2,558,176)	(41,703,235)
Net increase (decrease) in shares outstanding before conversion	9,993,103	164,993,042
Shares converted into Class R6 (See Note 1)	10,072	173,000
Shares converted from Class R6 (See Note 1)	(2,129)	(34,829)
Net increase (decrease)	10,001,046	$165,131,213
Year ended October 31, 2024:
Shares sold	5,683,866	$93,448,074
Shares issued to shareholders in reinvestment of distributions	32,584	481,588
Shares redeemed	(1,075,218)	(18,117,351)
Net increase (decrease) in shares outstanding before conversion	4,641,232	75,812,311
Shares converted into Class R6 (See Note 1)	401,039	6,154,639
Net increase (decrease)	5,042,271	$81,966,950

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate

22	NYLI PineStone International Equity Fund

reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
24

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

25

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
26

Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
27

representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
28

overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
29

respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
30

The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
31

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
32

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
33

NYLI PineStone U.S. Equity Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.3%
Beverages 3.0%
PepsiCo, Inc.	121,409	$ 16,460,632
Building Products 2.6%
Carrier Global Corp.	225,434	14,098,642
Capital Markets 16.8%
CME Group, Inc.	89,370	24,762,640
FactSet Research Systems, Inc.	30,997	13,397,523
Moody's Corp.	82,267	37,276,823
MSCI, Inc.	29,034	15,826,724
		91,263,710
Chemicals 7.2%
Linde plc	41,488	18,803,606
Sherwin-Williams Co. (The)	57,342	20,237,139
		39,040,745
Commercial Services & Supplies 3.0%
Copart, Inc. (a)	264,700	16,154,641
Financial Services 5.7%
Mastercard, Inc., Class A	57,006	31,242,708
Health Care Equipment & Supplies 1.1%
Becton Dickinson & Co.	28,596	5,921,946
Health Care Providers & Services 3.8%
UnitedHealth Group, Inc.	49,933	20,544,433
Hotels, Restaurants & Leisure 2.8%
Hilton Worldwide Holdings, Inc.	66,600	15,016,968
Household Products 1.7%
Colgate-Palmolive Co.	102,553	9,454,361
Interactive Media & Services 8.0%
Alphabet, Inc., Class A	274,519	43,593,617
Life Sciences Tools & Services 2.4%
Mettler-Toledo International, Inc. (a)	12,330	13,200,128
Machinery 4.9%
Graco, Inc.	154,302	12,592,586
	Shares	Value

Machinery (continued)
Otis Worldwide Corp.	147,258	$ 14,176,528
		26,769,114
Pharmaceuticals 3.0%
Johnson & Johnson	105,677	16,518,372
Semiconductors & Semiconductor Equipment 2.9%
Analog Devices, Inc.	80,128	15,618,550
Software 14.5%
Adobe, Inc. (a)	25,014	9,379,750
Microsoft Corp.	127,377	50,347,033
Oracle Corp.	136,043	19,143,971
		78,870,754
Specialty Retail 14.6%
AutoZone, Inc. (a)	10,401	39,134,803
Lowe's Cos., Inc.	81,367	18,190,407
TJX Cos., Inc. (The)	170,311	21,915,619
		79,240,829
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc., Class B	129,736	7,317,110
Total Common Stocks (Cost $468,697,039)		540,327,260
Short-Term Investment 0.6%
Affiliated Investment Company 0.6%
NYLI U.S. Government Liquidity Fund, 4.167% (b)	2,980,867	2,980,867
Total Short-Term Investment (Cost $2,980,867)		2,980,867
Total Investments (Cost $471,677,906)	99.9%	543,308,127
Other Assets, Less Liabilities	0.1	567,777
Net Assets	100.0%	$ 543,875,904

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of April 30, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,526	$ 34,935	$ (33,480)	$ —	$ —	$ 2,981	$ 41	$ —	2,981
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 540,327,260	$ —	$ —	$ 540,327,260
Short-Term Investment
Affiliated Investment Company	2,980,867	—	—	2,980,867
Total Investments in Securities	$ 543,308,127	$ —	$ —	$ 543,308,127

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI PineStone U.S. Equity Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $468,697,039)	$540,327,260
Investment in affiliated investment companies, at value (identified cost $2,980,867)	2,980,867
Receivables:
Fund shares sold	523,428
Dividends	245,117
Other assets	78,808
Total assets	544,155,480
Liabilities
Payables:
Manager (See Note 3)	239,851
Transfer agent (See Note 3)	19,959
Fund shares redeemed	10,823
Professional fees	8,054
NYLIFE Distributors (See Note 3)	889
Total liabilities	279,576
Net assets	$543,875,904
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$29,564
Additional paid-in-capital	469,305,644
469,335,208
Total distributable earnings (loss)	74,540,696
Net assets	$543,875,904
Class A
Net assets applicable to outstanding shares	$4,206,685
Shares of beneficial interest outstanding	229,527
Net asset value per share outstanding	$18.33
Maximum sales charge (5.00% of offering price)	0.96
Maximum offering price per share outstanding	$19.29
Class C
Net assets applicable to outstanding shares	$59,057
Shares of beneficial interest outstanding	3,258
Net asset value and offering price per share outstanding	$18.13
Class I
Net assets applicable to outstanding shares	$190,916,785
Shares of beneficial interest outstanding	10,378,097
Net asset value and offering price per share outstanding	$18.40
Class P
Net assets applicable to outstanding shares	$101,165,879
Shares of beneficial interest outstanding	5,498,145
Net asset value and offering price per share outstanding	$18.40
Class R6
Net assets applicable to outstanding shares	$247,527,498
Shares of beneficial interest outstanding	13,454,503
Net asset value and offering price per share outstanding	$18.40

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$3,679,079
Dividends-affiliated	41,296
Securities lending, net	6
Total income	3,720,381
Expenses
Manager (See Note 3)	1,557,288
Transfer agent (See Note 3)	136,754
Registration	52,679
Professional fees	37,533
Custodian	13,567
Trustees	6,502
Distribution/Service—Class A (See Note 3)	4,876
Distribution/Service—Class C (See Note 3)	305
Shareholder communication	5,112
Miscellaneous	10,456
Total expenses	1,825,072
Net investment income (loss)	1,895,309
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	3,172,359
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(19,962,067)
Net realized and unrealized gain (loss)	(16,789,708)
Net increase (decrease) in net assets resulting from operations	$(14,894,399)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI PineStone U.S. Equity Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,895,309	$2,391,925
Net realized gain (loss)	3,172,359	5,229,034
Net change in unrealized appreciation (depreciation)	(19,962,067)	67,884,201
Net increase (decrease) in net assets resulting from operations	(14,894,399)	75,505,160
Distributions to shareholders:
Class A	(46,385)	(4,062)
Class C	(614)	(82)
Class I	(3,054,578)	(366,891)
Class P	(1,545,166)	(96)
Class R6	(4,243,315)	(627,056)
Total distributions to shareholders	(8,890,058)	(998,187)
Capital share transactions:
Net proceeds from sales of shares	41,642,256	346,639,157
Net asset value of shares issued to shareholders in reinvestment of distributions	7,585,397	902,352
Cost of shares redeemed	(45,432,363)	(61,381,895)
Increase (decrease) in net assets derived from capital share transactions	3,795,290	286,159,614
Net increase (decrease) in net assets	(19,989,167)	360,666,587
Net Assets
Beginning of period	563,865,071	203,198,484
End of period	$543,875,904	$563,865,071
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	April 1, 2023 through October 31,	Year Ended March 31,			September 30, 2019^ through March 31,
Class A	2025*	2024	2023#(a)	2023	2022	2021	2020
Net asset value at beginning of period	$19.11	$15.54	$15.16	$15.92	$13.93	$9.28	$10.00
Net investment income (loss) (b)	0.03	0.05	(0.01)	0.04	0.02	0.03	0.03
Net realized and unrealized gain (loss)	(0.56)	3.57	0.39	(0.31)	2.12	4.78	(0.72)
Total from investment operations	(0.53)	3.62	0.38	(0.27)	2.14	4.81	(0.69)
Less distributions:
From net investment income	(0.06)	(0.04)	—	(0.03)	(0.02)	(0.03)	(0.03)
From net realized gain on investments	(0.19)	(0.01)	—	(0.46)	(0.13)	(0.13)	(0.00)‡
Total distributions	(0.25)	(0.05)	—	(0.49)	(0.15)	(0.16)	(0.03)
Net asset value at end of period	$18.33	$19.11	$15.54	$15.16	$15.92	$13.93	$9.28
Total investment return	(2.85)%(c)	23.34%(c)	2.51%(c)	(1.45)% (d)(e)	15.20% (d)(e)	52.04% (d)(e)	(6.96)% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.31%††	0.28%	(0.12)%††	0.27% (f)(g)	0.09% (f)(g)	0.24% (f)(g)	0.48% (f)(g)
Net expenses	0.97%††(h)	0.90%(h)	0.97%††(h)	1.00% (f)(g)	1.00% (f)(g)	1.00% (f)(g)	1.00% (f)(g)
Expenses (before waiver/reimbursement)	0.97%††(h)	0.90%(h)	0.99%††(h)	1.21%(g)	1.13%(g)	1.29%(g)	1.73%(g)
Portfolio turnover rate	6%	8%	2%	6%(e)	10%(e)	8%(e)	6%(e)
Net assets at end of period (in 000's)	$4,207	$3,437	$769	$17	$16	$14	$9

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI PineStone U.S. Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	August 28, 2023^ through October 31,
Class C	2025*	2024	2023
Net asset value at beginning of period	$18.92	$15.51	$16.32
Net investment income (loss) (a)	(0.05)	(0.12)	(0.02)
Net realized and unrealized gain (loss)	(0.55)	3.55	(0.79)
Total from investment operations	(0.60)	3.43	(0.81)
Less distributions:
From net investment income	—	(0.01)	—
From net realized gain on investments	(0.19)	(0.01)	—
Total distributions	(0.19)	(0.02)	—
Net asset value at end of period	$18.13	$18.92	$15.51
Total investment return (b)	(3.25)%	22.18%	(4.96)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.53)%††	(0.64)%	(0.75)%††
Net expenses (d)	1.84%††	1.85%	1.89%††
Expenses (before waiver/reimbursement) (d)	1.84%††	1.85%	1.91%††
Portfolio turnover rate	6%	8%	2%
Net assets at end of period (in 000’s)	$59	$61	$24

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	April 1, 2023 through October 31,	Year Ended March 31,			September 30, 2019^ through March 31,
Class I	2025*	2024	2023#(a)	2023	2022	2021	2020
Net asset value at beginning of period	$19.20	$15.57	$15.17	$15.94	$13.95	$9.28	$10.00
Net investment income (loss) (b)	0.06	0.10	0.04	0.07	0.05	0.06	0.04
Net realized and unrealized gain (loss)	(0.57)	3.58	0.36	(0.31)	2.13	4.79	(0.73)
Total from investment operations	(0.51)	3.68	0.40	(0.24)	2.18	4.85	(0.69)
Less distributions:
From net investment income	(0.10)	(0.04)	—	(0.07)	(0.06)	(0.05)	(0.03)
From net realized gain on investments	(0.19)	(0.01)	—	(0.46)	(0.13)	(0.13)	(0.00)‡
Total distributions	(0.29)	(0.05)	—	(0.53)	(0.19)	(0.18)	(0.03)
Net asset value at end of period	$18.40	$19.20	$15.57	$15.17	$15.94	$13.95	$9.28
Total investment return	(2.75)%(c)	23.74%(c)	2.64%(c)	(1.26)% (d)(e)	15.49% (d)(e)	52.48% (d)(e)	(6.91)% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.59%††	0.53%	0.40%††	0.51% (f)(g)	0.33% (f)(g)	0.48% (f)(g)	0.73% (f)(g)
Net expenses	0.72%††(h)	0.65%(h)	0.75%††(h)	0.75% (f)(g)	0.75% (f)(g)	0.75% (f)(g)	0.75% (f)(g)
Expenses (before waiver/reimbursement)	0.72%††(h)	0.65%(h)	0.86%††(h)	0.96%(g)	0.88%(g)	1.04%(g)	1.48%(g)
Portfolio turnover rate	6%	8%	2%	6%(e)	10%(e)	8%(e)	6%(e)
Net assets at end of period (in 000's)	$190,917	$198,445	$96,988	$89,251	$97,068	$81,645	$43,299

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI PineStone U.S. Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	August 28, 2023^ through October 31,
Class P	2025*	2024	2023
Net asset value at beginning of period	$19.20	$15.58	$16.35
Net investment income (loss) (a)	0.07	0.07	0.01
Net realized and unrealized gain (loss)	(0.57)	3.61	(0.78)
Total from investment operations	(0.50)	3.68	(0.77)
Less distributions:
From net investment income	(0.11)	(0.05)	—
From net realized gain on investments	(0.19)	(0.01)	—
Total distributions	(0.30)	(0.06)	—
Net asset value at end of period	$18.40	$19.20	$15.58
Total investment return (b)	(2.71)%	23.69%	(4.71)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.70%††	0.36%	0.48%††
Net expenses (d)	0.60%††	0.62%	0.66%††
Portfolio turnover rate	6%	8%	2%
Net assets at end of period (in 000’s)	$101,166	$97,236	$24

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class P shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	August 28, 2023^ through October 31,
Class R6	2025*	2024	2023
Net asset value at beginning of period	$19.19	$15.57	$16.35
Net investment income (loss) (a)	0.07	0.11	0.00‡
Net realized and unrealized gain (loss)	(0.56)	3.57	(0.78)
Total from investment operations	(0.49)	3.68	(0.78)
Less distributions:
From net investment income	(0.11)	(0.05)	—
From net realized gain on investments	(0.19)	(0.01)	—
Total distributions	(0.30)	(0.06)	—
Net asset value at end of period	$18.40	$19.19	$15.57
Total investment return (b)	(2.66)%	23.71%	(4.77)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.72%††	0.60%	0.10%††
Net expenses (d)	0.60%††	0.61%	0.63%††
Portfolio turnover rate	6%	8%	2%
Net assets at end of period (in 000’s)	$247,527	$264,686	$105,394

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI PineStone U.S. Equity Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI PineStone U.S. Equity Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Fiera Capital U.S. Equity Long-Term Quality Fund (the “Predecessor Fund”), which was a series of a different registered investment company for which Fiera Capital, Inc. served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization on August 28, 2023. Upon completion of the reorganization, the Class A and Class I shares of the Fund assumed the performance, financial and other information of the corresponding shares of the Predecessor Fund. All information provided for periods prior to August 28, 2023, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	September 30, 2019
Class C	August 28, 2023
Class I	September 30, 2019
Class P	August 28, 2023
Class R6	August 28, 2023
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A shares at the end of the calendar quarter eight years after the date they were purchased. Class P shares are generally only available to investors that have a relationship with PineStone Asset Management Inc. and are invested directly with the Fund. An investment minimum of $5,000,000 for Class P shares applies and no subsequent investment minimum.  Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A shares. Class I, Class R6 and Class P shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term capital appreciation.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring

13

Notes to Financial Statements (Unaudited) (continued)
appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which

14	NYLI PineStone U.S. Equity Fund

there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least annually and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
15

Notes to Financial Statements (Unaudited) (continued)
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. PineStone Asset Management Inc. (“PineStone” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and PineStone, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.55% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.99%; Class C, 1.89%; Class I, 0.74%; Class R6, 0.73% and Class P, 0.74%. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $1,557,288 and paid the Subadvisor fees in the amount of $778,644.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations.

16	NYLI PineStone U.S. Equity Fund

For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I, Class R6 and Class P shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A shares during the six-month period ended April 30, 2025, were $2,587.
During the six-month period ended April 30, 2025, the Fund was also advised that the Distributor did not retain any CDSCs on redemptions of any shares within the Fund.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$2,497	$—
Class C	75	—
Class I	126,889	—
Class P	1,990	—
Class R6	5,303	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$28,352	0.7%
Class C	28,217	47.8
Class P	28,796	0.0‡
Class R6	28,796	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$477,082,675	$82,109,947	$(15,884,495)	$66,225,452
17

Notes to Financial Statements (Unaudited) (continued)
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$752,334
Long-Term Capital Gains	245,853
Total	$998,187
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $34,002 and $37,953, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	55,811	$1,062,445
Shares issued to shareholders in reinvestment of distributions	2,340	46,385
Shares redeemed	(8,462)	(162,763)
Net increase (decrease)	49,689	$946,067
Year ended October 31, 2024:
Shares sold	141,777	$2,483,155
Shares issued to shareholders in reinvestment of distributions	242	4,062
Shares redeemed	(11,694)	(213,748)
Net increase (decrease)	130,325	$2,273,469

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares issued to shareholders in reinvestment of distributions	31	$614
Net increase (decrease)	31	$614
Year ended October 31, 2024:
Shares sold	3,173	$53,900
Shares issued to shareholders in reinvestment of distributions	5	82
Shares redeemed	(1,490)	(25,249)
Net increase (decrease)	1,688	$28,733

18	NYLI PineStone U.S. Equity Fund

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	973,259	$18,493,940
Shares issued to shareholders in reinvestment of distributions	131,766	2,618,193
Shares redeemed	(1,064,853)	(20,604,989)
Net increase (decrease)	40,172	$507,144
Year ended October 31, 2024:
Shares sold	5,032,163	$90,703,281
Shares issued to shareholders in reinvestment of distributions	16,100	271,130
Shares redeemed	(938,235)	(17,239,103)
Net increase (decrease)	4,110,028	$73,735,308

Class P	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	755,351	$14,342,742
Shares issued to shareholders in reinvestment of distributions	38,098	756,998
Shares redeemed	(360,608)	(6,969,459)
Net increase (decrease)	432,841	$8,130,281
Year ended October 31, 2024:
Shares sold	5,192,825	$94,841,799
Shares issued to shareholders in reinvestment of distributions	6	96
Shares redeemed	(129,063)	(2,491,650)
Net increase (decrease)	5,063,768	$92,350,245

Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	390,133	$7,743,129
Shares issued to shareholders in reinvestment of distributions	209,522	4,163,207
Shares redeemed	(935,707)	(17,695,152)
Net increase (decrease)	(336,052)	$(5,788,816)
Year ended October 31, 2024:
Shares sold	9,210,115	$158,557,022
Shares issued to shareholders in reinvestment of distributions	37,254	626,982
Shares redeemed	(2,225,101)	(41,412,145)
Net increase (decrease)	7,022,268	$117,771,859
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
19

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
20

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

21

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
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Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
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overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
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respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
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The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
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share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
28

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
29

NYLI PineStone Global Equity Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.0%
Denmark 1.9%
Novo Nordisk A/S, Class B (Pharmaceuticals)	11,968	$ 797,283
France 3.1%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	2,361	1,302,865
India 1.9%
HDFC Bank Ltd., ADR (Banks)	11,385	827,576
Japan 3.4%
Keyence Corp. (Electronic Equipment, Instruments & Components)	3,467	1,456,092
Netherlands 3.0%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,941	1,299,358
Switzerland 5.2%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	7,994	1,406,487
Geberit AG (Registered) (Building Products)	1,176	817,684
		2,224,171
Taiwan 6.3%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	16,091	2,682,209
United Kingdom 5.8%
Diageo plc (Beverages)	27,979	780,935
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	12,471	1,334,355
Intertek Group plc (Professional Services)	5,756	352,183
		2,467,473
United States 68.4%
Alphabet, Inc., Class A (Interactive Media & Services)	16,686	2,649,737
AutoZone, Inc. (Specialty Retail) (a)	615	2,313,999
Carrier Global Corp. (Building Products)	16,768	1,048,671
	Shares	Value

United States (continued)
CME Group, Inc. (Capital Markets)	7,279	$ 2,016,865
Copart, Inc. (Commercial Services & Supplies) (a)	12,900	787,287
Graco, Inc. (Machinery)	10,732	875,838
Johnson & Johnson (Pharmaceuticals)	6,154	961,932
Mastercard, Inc., Class A (Financial Services)	3,980	2,181,279
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	782	837,186
Microsoft Corp. (Software)	6,881	2,719,784
Moody's Corp. (Capital Markets)	4,630	2,097,945
MSCI, Inc. (Capital Markets)	2,674	1,457,624
Nestle SA (Registered) (Food Products)	14,066	1,497,081
Oracle Corp. (Software)	10,627	1,495,431
Otis Worldwide Corp. (Machinery)	11,962	1,151,582
PepsiCo, Inc. (Beverages)	6,677	905,268
Sherwin-Williams Co. (The) (Chemicals)	4,080	1,439,914
TJX Cos., Inc. (The) (Specialty Retail)	12,513	1,610,173
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,833	1,165,609
		29,213,205
Total Common Stocks (Cost $34,321,219)		42,270,232
Short-Term Investment 0.1%
Affiliated Investment Company 0.1%
United States 0.1%
NYLI U.S. Government Liquidity Fund, 4.167% (b)	35,098	35,098
Total Short-Term Investment (Cost $35,098)		35,098
Total Investments (Cost $34,356,317)	99.1%	42,305,330
Other Assets, Less Liabilities	0.9	393,046
Net Assets	100.0%	$ 42,698,376

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of April 30, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ —	$ 22,470	$ (22,435)	$ —	$ —	$ 35	$ 5	$ —	35
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Denmark	$ —	$ 797,283	$ —	$ 797,283
France	—	1,302,865	—	1,302,865
Japan	—	1,456,092	—	1,456,092
Netherlands	—	1,299,358	—	1,299,358
Switzerland	—	2,224,171	—	2,224,171
United Kingdom	—	2,467,473	—	2,467,473
United States	27,716,124	1,497,081	—	29,213,205
All Other Countries	3,509,785	—	—	3,509,785
Total Common Stocks	31,225,909	11,044,323	—	42,270,232
Short-Term Investment
Affiliated Investment Company	35,098	—	—	35,098
Total Investments in Securities	$ 31,261,007	$ 11,044,323	$ —	$ 42,305,330

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI PineStone Global Equity Fund

The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent †^
Banks	$827,576	1.9%
Beverages	1,686,203	4.0
Building Products	1,866,355	4.4
Capital Markets	5,572,434	13.1
Chemicals	1,439,914	3.4
Commercial Services & Supplies	787,287	1.8
Electronic Equipment, Instruments & Components	1,456,092	3.4
Financial Services	2,181,279	5.1
Food Products	1,497,081	3.5
Health Care Providers & Services	1,165,609	2.7
Hotels, Restaurants & Leisure	1,334,355	3.1
Interactive Media & Services	2,649,737	6.2
Life Sciences Tools & Services	837,186	2.0
Machinery	2,027,420	4.8
Pharmaceuticals	1,759,215	4.1
Professional Services	352,183	0.8
Semiconductors & Semiconductor Equipment	3,981,567	9.3
Software	4,215,215	9.9
Specialty Retail	3,924,172	9.2
Textiles, Apparel & Luxury Goods	2,709,352	6.3
	42,270,232	99.0
Short-Term Investment	35,098	0.1
Other Assets, Less Liabilities	393,046	0.9
Net Assets	$42,698,376	100.0%

†	Percentages indicated are based on Fund net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $34,321,219)	$42,270,232
Investment in affiliated investment companies, at value (identified cost $35,098)	35,098
Cash	216,285
Cash denominated in foreign currencies (identified cost $19)	19
Receivables:
Dividends	139,512
Fund shares sold	568
Other assets	49,734
Total assets	42,711,448
Liabilities
Payables:
Manager (See Note 3)	9,888
Shareholder communication	1,897
Professional fees	1,052
NYLIFE Distributors (See Note 3)	235
Total liabilities	13,072
Net assets	$42,698,376
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$2,266
Additional paid-in-capital	33,788,494
33,790,760
Total distributable earnings (loss)	8,907,616
Net assets	$42,698,376
Class A
Net assets applicable to outstanding shares	$1,037,116
Shares of beneficial interest outstanding	55,331
Net asset value per share outstanding	$18.74
Maximum sales charge (5.50% of offering price)	1.09
Maximum offering price per share outstanding	$19.83
Class C
Net assets applicable to outstanding shares	$42,275
Shares of beneficial interest outstanding	2,281
Net asset value and offering price per share outstanding(a)	$18.54
Class I
Net assets applicable to outstanding shares	$36,421,200
Shares of beneficial interest outstanding	1,932,640
Net asset value and offering price per share outstanding	$18.85
Class P
Net assets applicable to outstanding shares	$5,156,413
Shares of beneficial interest outstanding	273,262
Net asset value and offering price per share outstanding	$18.87
Class R6
Net assets applicable to outstanding shares	$41,372
Shares of beneficial interest outstanding	2,194
Net asset value and offering price per share outstanding(a)	$18.85

(a)	The difference between the calculated and stated NAV was caused by rounding.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI PineStone Global Equity Fund

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $21,270)	$269,852
Dividends-affiliated	5,377
Securities lending, net	6
Total income	275,235
Expenses
Manager (See Note 3)	126,708
Registration	39,477
Professional fees	28,811
Custodian	14,898
Transfer agent (See Note 3)	5,098
Shareholder communication	2,217
Distribution/Service—Class A (See Note 3)	1,265
Distribution/Service—Class C (See Note 3)	217
Trustees	294
Miscellaneous	1,774
Total expenses before waiver/reimbursement	220,759
Expense waiver/reimbursement from Manager (See Note 3)	(84,729)
Net expenses	136,030
Net investment income (loss)	139,205
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	958,839
Foreign currency transactions	1,838
Net realized gain (loss)	960,677
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(2,418,551)
Translation of other assets and liabilities in foreign currencies	4,608
Net change in unrealized appreciation (depreciation)	(2,413,943)
Net realized and unrealized gain (loss)	(1,453,266)
Net increase (decrease) in net assets resulting from operations	$(1,314,061)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$139,205	$136,092
Net realized gain (loss)	960,677	2,369,822
Net change in unrealized appreciation (depreciation)	(2,413,943)	3,267,880
Net increase (decrease) in net assets resulting from operations	(1,314,061)	5,773,794
Distributions to shareholders:
Class A	(60,567)	(5,211)
Class C	(2,552)	(54)
Class I	(1,523,643)	(140,647)
Class P	(1,814)	(139)
Class R6	(2,473)	(152)
Total distributions to shareholders	(1,591,049)	(146,203)
Capital share transactions:
Net proceeds from sales of shares	21,948,057	4,869,975
Net asset value of shares issued to shareholders in reinvestment of distributions	1,442,333	124,320
Cost of shares redeemed	(3,486,449)	(7,548,504)
Increase (decrease) in net assets derived from capital share transactions	19,903,941	(2,554,209)
Net increase (decrease) in net assets	16,998,831	3,073,382
Net Assets
Beginning of period	25,699,545	22,626,163
End of period	$42,698,376	$25,699,545
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI PineStone Global Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	April 1, 2023 through October 31,	Year Ended March 31,
Class A	2025*	2024	2023#(a)	2023	2022	2021	2020
Net asset value at beginning of period	$20.37	$16.47	$16.87	$18.23	$17.05	$11.63	$12.73
Net investment income (loss) (b)	0.05	0.06	0.03	0.03	0.00‡	0.02	0.05
Net realized and unrealized gain (loss)	(0.45)	3.91	(0.43)	(0.51)	1.83	5.49	(0.63)
Total from investment operations	(0.40)	3.97	(0.40)	(0.48)	1.83	5.51	(0.58)
Less distributions:
From net investment income	(0.04)	(0.07)	—	(0.03)	(0.01)	(0.03)	(0.11)
From net realized gain on investments	(1.19)	—	—	(0.85)	(0.64)	(0.06)	(0.41)
Total distributions	(1.23)	(0.07)	—	(0.88)	(0.65)	(0.09)	(0.52)
Net asset value at end of period	$18.74	$20.37	$16.47	$16.87	$18.23	$17.05	$11.63
Total investment return	(2.34)%(c)	24.19%(c)	(2.37)%(c)	(2.19)% (d)(e)	10.39% (d)(e)	47.37% (d)(e)	(5.26)% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.50%††	0.33%	0.31%††	0.19% (f)(g)	0.01% (f)(g)	0.10% (f)(g)	0.35% (f)(g)
Net expenses	1.10%††(h)	1.10%(h)	1.13%††(h)	1.15% (f)(g)	1.15% (f)(g)	1.15% (f)(g)	1.15% (f)(g)
Expenses (before waiver/reimbursement)	1.65%††(h)	1.71%(h)	2.28%††(h)	2.26%(g)	1.95%(g)	2.30%(g)	2.39%(g)
Portfolio turnover rate	13%	19%	7%	11%(e)	25%(e)	16%(e)	45%(e)
Net assets at end of period (in 000's)	$1,037	$1,005	$1,117	$1,104	$1,157	$996	$340

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
‡	Less than one cent per share.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	August 28, 2023^ through October 31,
Class C	2025*	2024	2023
Net asset value at beginning of period	$20.21	$16.45	$17.59
Net investment income (loss) (a)	(0.04)	(0.13)	(0.02)
Net realized and unrealized gain (loss)	(0.44)	3.93	(1.12)
Total from investment operations	(0.48)	3.80	(1.14)
Less distributions:
From net investment income	—	(0.04)	—
From net realized gain on investments	(1.19)	—	—
Total distributions	(1.19)	(0.04)	—
Net asset value at end of period	$18.54	$20.21	$16.45
Total investment return (b)	(2.77)%	23.12%	(6.48)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.42)%††	(0.66)%	(0.71)%††
Net expenses (d)	2.00%††	2.00%	2.00%††
Expenses (before waiver/reimbursement) (d)	2.61%††	2.73%	2.94%††
Portfolio turnover rate	13%	19%	7%
Net assets at end of period (in 000’s)	$42	$43	$24

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI PineStone Global Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	April 1, 2023 through October 31,	Year Ended March 31,
Class I	2025*	2024	2023#(a)	2023	2022	2021	2020
Net asset value at beginning of period	$20.50	$16.56	$16.93	$18.29	$17.11	$11.66	$12.74
Net investment income (loss) (b)	0.08	0.10	0.06	0.07	0.05	0.05	0.08
Net realized and unrealized gain (loss)	(0.45)	3.95	(0.43)	(0.50)	1.82	5.52	(0.62)
Total from investment operations	(0.37)	4.05	(0.37)	(0.43)	1.87	5.57	(0.54)
Less distributions:
From net investment income	(0.09)	(0.11)	—	(0.08)	(0.05)	(0.06)	(0.13)
From net realized gain on investments	(1.19)	—	—	(0.85)	(0.64)	(0.06)	(0.41)
Total distributions	(1.28)	(0.11)	—	(0.93)	(0.69)	(0.12)	(0.54)
Net asset value at end of period	$18.85	$20.50	$16.56	$16.93	$18.29	$17.11	$11.66
Total investment return	(2.21)%(c)	24.53%(c)	(2.19)%(c)	(1.92)% (d)(e)	10.58% (d)(e)	47.78% (d)(e)	(4.97)% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.85%††	0.51%	0.55%††	0.44% (f)(g)	0.26% (f)(g)	0.35% (f)(g)	0.60% (f)(g)
Net expenses	0.85%††(h)	0.85%(h)	0.88%††(h)	0.90% (f)(g)	0.90% (f)(g)	0.90% (f)(g)	0.90% (f)(g)
Expenses (before waiver/reimbursement)	1.39%††(h)	1.49%(h)	2.04%††(h)	2.01%(g)	1.70%(g)	2.05%(g)	2.14%(g)
Portfolio turnover rate	13%	19%	7%	11%(e)	25%(e)	16%(e)	45%(e)
Net assets at end of period (in 000's)	$36,421	$24,582	$21,438	$27,257	$31,172	$26,361	$15,613

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	August 28, 2023^ through October 31,
Class P	2025*	2024	2023
Net asset value at beginning of period	$20.51	$16.56	$17.68
Net investment income (loss) (a)	0.26	0.10	0.01
Net realized and unrealized gain (loss)	(0.63)	3.95	(1.13)
Total from investment operations	(0.37)	4.05	(1.12)
Less distributions:
From net investment income	(0.08)	(0.10)	—
From net realized gain on investments	(1.19)	—	—
Total distributions	(1.27)	(0.10)	—
Net asset value at end of period	$18.87	$20.51	$16.56
Total investment return (b)	(2.19)%	24.53%	(6.33)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.81%††	0.50%	0.44%††
Net expenses (d)	0.81%††	0.85%	0.85%††
Expenses (before waiver/reimbursement) (d)	1.30%††	1.47%	1.69%††
Portfolio turnover rate	13%	19%	7%
Net assets at end of period (in 000’s)	$5,156	$29	$24

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class P shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI PineStone Global Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	August 28, 2023^ through October 31,
Class R6	2025*	2024	2023
Net asset value at beginning of period	$20.50	$16.56	$17.68
Net investment income (loss) (a)	0.07	0.11	0.01
Net realized and unrealized gain (loss)	(0.45)	3.94	(1.13)
Total from investment operations	(0.38)	4.05	(1.12)
Less distributions:
From net investment income	(0.08)	(0.11)	—
From net realized gain on investments	(1.19)	—	—
Total distributions	(1.27)	(0.11)	—
Net asset value at end of period	$18.85	$20.50	$16.56
Total investment return (b)	(2.24)%	24.53%	(6.33)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.75%††	0.56%	0.45%††
Net expenses (d)	0.84%††	0.84%	0.84%††
Expenses (before waiver/reimbursement) (d)	1.37%††	1.45%	1.69%††
Portfolio turnover rate	13%	19%	7%
Net assets at end of period (in 000’s)	$41	$40	$24

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI PineStone Global Equity Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Fiera Capital Global Equity Fund (the “Predecessor Fund”), which was a series of a different registered investment company for which Fiera Capital, Inc. served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization on August 28, 2023. Upon completion of the reorganization, the Class A and Class I shares of the Fund assumed the performance, financial and other information of the corresponding shares of the Predecessor Fund. All information provided for periods prior to August 28, 2023, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	April 28, 2017
Class C	August 28, 2023
Class I	April 28, 2017
Class P	August 28, 2023
Class R6	August 28, 2023
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A shares at the end of the calendar quarter eight years after the date they were purchased. Class P shares are generally only available to investors that have a relationship with PineStone Asset Management Inc. and are invested directly with the Fund. An investment minimum of $5,000,000 for Class P shares applies and no subsequent investment minimum. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A shares. Class I, Class R6 and Class P shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek capital appreciation.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring

14	NYLI PineStone Global Equity Fund

appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which
15

Notes to Financial Statements (Unaudited) (continued)
there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes

16	NYLI PineStone Global Equity Fund

in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least annually and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities—at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
17

Notes to Financial Statements (Unaudited) (continued)
(J) Foreign Securities Risk.  The Fund invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. PineStone Asset Management Inc. (“PineStone” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and PineStone, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.80% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.10%; Class C, 2.00%; Class I, 0.85%; Class P, 0.85% and Class R6, 0.84%. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $126,708 and waived fees and/or reimbursed expenses in the amount of $84,729 and paid the Subadvisor fees in the amount of $63,356.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.

18	NYLI PineStone Global Equity Fund

Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I, Class R6 and Class P shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A shares during the six-month period ended April 30, 2025, were $38.
During the six-month period ended April 30, 2025, the Fund was also advised that the Distributor did not retain any CDSCs on redemptions of any shares within the Fund.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$159	$—
Class C	52	—
Class I	4,875	—
Class P	12	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than
$1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$28,554	2.8%
Class C	28,177	66.7
Class P	28,728	0.6
Class R6	28,714	69.4
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$34,508,872	$8,546,231	$(749,773)	$7,796,458
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$146,203
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount
19

Notes to Financial Statements (Unaudited) (continued)
payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $22,398 and $4,212, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	8,061	$153,352
Shares issued to shareholders in reinvestment of distributions	3,033	60,567
Shares redeemed	(5,109)	(97,970)
Net increase (decrease)	5,985	$115,949
Year ended October 31, 2024:
Shares sold	50,275	$982,254
Shares issued to shareholders in reinvestment of distributions	293	5,211
Shares redeemed	(22,016)	(430,559)
Net increase (decrease) in shares outstanding before conversion	28,552	556,906
Shares converted from Class A (See Note 1)	(47,018)	(943,182)
Net increase (decrease)	(18,466)	$(386,276)

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares issued to shareholders in reinvestment of distributions	129	$2,552
Net increase (decrease)	129	$2,552
Year ended October 31, 2024:
Shares sold	718	$13,099
Shares issued to shareholders in reinvestment of distributions	3	54
Net increase (decrease)	721	$13,153

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	837,016	$16,792,078
Shares issued to shareholders in reinvestment of distributions	68,541	1,374,927
Shares redeemed	(172,202)	(3,388,366)
Net increase (decrease)	733,355	$14,778,639
Year ended October 31, 2024:
Shares sold	195,261	$3,706,409
Shares issued to shareholders in reinvestment of distributions	6,653	118,764
Shares redeemed	(344,178)	(6,956,383)
Net increase (decrease) in shares outstanding before conversion	(142,264)	(3,131,210)
Shares converted into Class I (See Note 1)	46,785	943,182
Net increase (decrease)	(95,479)	$(2,188,028)

20	NYLI PineStone Global Equity Fund

Class P	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	271,740	$5,000,001
Shares issued to shareholders in reinvestment of distributions	90	1,814
Net increase (decrease)	271,830	$5,001,815
Year ended October 31, 2024:
Shares issued to shareholders in reinvestment of distributions	8	$139
Net increase (decrease)	8	$139

Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	136	$2,626
Shares issued to shareholders in reinvestment of distributions	123	2,473
Shares redeemed	(6)	(113)
Net increase (decrease)	253	$4,986
Year ended October 31, 2024:
Shares sold	8,423	$168,213
Shares issued to shareholders in reinvestment of distributions	9	152
Shares redeemed	(7,915)	(161,562)
Net increase (decrease)	517	$6,803
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
21

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
22

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

23

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
24

Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
26

overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
27

respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
28

The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
29

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
30

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
31

NYLI MacKay Strategic Muni Allocation Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 98.5%
Long-Term Municipal Bonds 96.9%
Alabama 5.0%
Alabama Federal Aid Highway Finance Authority, Revenue Bonds
Series A
5.00%, due 9/1/36	$ 750,000	$ 841,794
Series A
5.00%, due 9/1/37	1,000,000	1,114,218
Alabama Housing Finance Authority, ECG Dry Creek LP, Revenue Bonds
Series H
5.00%, due 6/1/26 (a)	500,000	500,426
Alabama Housing Finance Authority, Single-Family Mortgage, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
5.75%, due 10/1/55	1,500,000	1,615,255
Alabama Housing Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 4/1/56	1,480,000	1,610,270
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
3.97%, due 10/1/52	1,585,000	1,547,270
Black Belt Energy Gas District, Gas Project No.4, Revenue Bonds
Series A-1
4.00%, due 12/1/49 (a)	1,480,000	1,481,340
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (a)	9,575,000	9,559,114
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B-1
4.00%, due 4/1/53 (a)	640,000	637,832
Series B
4.27%, due 4/1/53	700,000	678,874
Series D
5.00%, due 11/1/34	3,500,000	3,689,845
Series C-1
5.25%, due 12/1/26	1,850,000	1,890,654
Series B-2
5.25%, due 12/1/53 (a)	7,300,000	7,745,747
	Principal Amount	Value

Alabama (continued)
Black Belt Energy Gas District, Gas Project, Revenue Bonds (continued)
Series A
5.25%, due 5/1/55 (a)	$ 3,110,000	$ 3,298,047
Series F
5.50%, due 11/1/53 (a)	1,600,000	1,668,375
Black Belt Energy Gas District, Revenue Bonds
Series C
5.00%, due 7/1/28	1,625,000	1,682,695
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series B
5.00%, due 6/1/27	200,000	204,715
Series B
5.00%, due 6/1/28	685,000	706,771
Series B
5.00%, due 12/1/30	630,000	660,233
Series B
5.25%, due 7/1/54 (a)	4,685,000	4,973,284
Prichard Water Works & Sewer Board, Revenue Bonds
2.375%, due 11/1/28 (b)(c)	205,000	133,250
Southeast Alabama Gas Supply District (The), Revenue Bonds
Series A
5.00%, due 8/1/54 (a)	7,500,000	7,839,766
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 6/1/33	1,000,000	1,054,951
Series A
5.00%, due 6/1/35	1,775,000	1,868,001
Series A
5.00%, due 11/1/35	12,250,000	12,621,083
Series C
5.00%, due 5/1/55 (a)	2,870,000	3,005,858
Series C
5.00%, due 11/1/55 (a)	3,750,000	3,934,617
Series A
5.00%, due 1/1/56 (a)	3,000,000	3,077,031
Southeast Energy Authority A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	4,560,000	4,685,153

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Alabama (continued)
Southeast Energy Authority A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (a)	$ 1,600,000	$ 1,696,704
State of Alabama, Docks Department, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/28 (d)	1,000,000	1,023,807
Town of Pike Road, Limited General Obligation
5.00%, due 3/1/40	845,000	896,030
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (e)	1,500,000	1,464,879
		89,407,889
Alaska 0.3%
Alaska Municipal Bond Bank Authority, Unlimited General Obligation (d)
Series 3
5.25%, due 12/1/39	1,085,000	1,143,850
Series 3
5.25%, due 12/1/41	1,205,000	1,257,788
Series 3
5.25%, due 12/1/42	1,270,000	1,321,578
Series 3
5.25%, due 12/1/43	1,340,000	1,386,029
		5,109,245
Arizona 2.6%
Arizona Industrial Development Authority, Ball Charter Schools Project, Revenue Bonds
2.65%, due 7/1/26	45,000	44,192
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/41	1,700,000	1,740,510
Series A
5.00%, due 11/1/43	1,800,000	1,823,360
	Principal Amount	Value

Arizona (continued)
Arizona Industrial Development Authority, Cottonwood Ranch Apartments LP, Revenue Bonds
5.00%, due 1/1/42 (a)	$ 3,000,000	$ 3,069,679
Arizona Industrial Development Authority, Glendale Senior Project, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 10/1/44 (a)	2,000,000	2,026,290
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds (a)(d)
4.00%, due 6/1/49	2,200,000	2,188,560
Series 1
5.00%, due 9/1/42	500,000	508,061
City of Goodyear, Water & Sewer, Revenue Bonds, Sub. Lien
Insured: AGC
5.00%, due 7/1/42	3,180,000	3,379,387
Insured: AGC
5.00%, due 7/1/43	1,825,000	1,927,369
City of Lake Havasu City, Wastewater System, Revenue Bonds
Series B, Insured: AGM
5.00%, due 7/1/40	1,250,000	1,253,064
City of Mesa, Utility System, Revenue Bonds, Junior Lien
Series A, Insured: BAM
5.00%, due 7/1/30	1,050,000	1,140,329
City of Mesa, Unlimited General Obligation
5.00%, due 7/1/42	1,500,000	1,606,380
City of Tucson, Water System, Revenue Bonds
5.00%, due 7/1/44	2,300,000	2,415,574
Glendale Industrial Development Authority, Royal Oaks Life Care Community, Revenue Bonds
4.00%, due 5/15/28	620,000	603,796
Industrial Development Authority of the City of Phoenix Arizona (The), Great Hearts Academies Projects, Revenue Bonds
Series A
5.00%, due 7/1/36	1,565,000	1,565,623

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arizona (continued)
Industrial Development Authority of the City of Phoenix Arizona (The), Great Hearts Arizona Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/46	$ 1,335,000	$ 1,289,566
Industrial Development Authority of the County of Yavapai (The), Arizona Agribusiness and Equine Center, Inc., Revenue Bonds
Series A
5.00%, due 9/1/34 (e)	750,000	743,087
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/55	2,500,000	2,753,204
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series A
4.00%, due 1/1/41	3,500,000	3,199,734
Maricopa County Industrial Development Authority, Waste Management, Inc. Project, Revenue Bonds
4.25%, due 12/1/31 (a)(d)	5,000,000	4,974,103
Maricopa County Industrial Development Authority, Banner Health Obligated Group, Revenue Bonds
Series A
5.00%, due 1/1/32	2,000,000	2,040,250
Maricopa County Union High School District No. 210, Phoenix, Project of 2023, Unlimited General Obligation
Series B
5.00%, due 7/1/32	1,000,000	1,116,092
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 1/1/43	1,690,000	1,786,122
Series A
5.00%, due 1/1/43	1,500,000	1,609,691
	Principal Amount	Value

Arizona (continued)
Tucson Industrial Development Authority, Revenue Bonds
Series A-1, Insured: GNMA
5.50%, due 1/1/56	$ 1,170,000	$ 1,252,372
		46,056,395
Arkansas 0.2%
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds
4.50%, due 9/1/49 (d)(e)	1,135,000	1,016,619
Bentonville School District No. 6, Unlimited General Obligation
Series D, Insured: State Aid Withholding
2.00%, due 6/1/35	1,340,000	1,047,090
City of Batesville, Sales & Use Tax, Revenue Bonds
Series B, Insured: BAM
5.00%, due 2/1/39	500,000	511,857
Little Rock School District, Limited General Obligation
Series A, Insured: AGM State Aid Withholding
2.00%, due 2/1/36	2,000,000	1,517,053
		4,092,619
California 8.4%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien (d)
Series B
5.00%, due 7/1/33	1,500,000	1,593,133
Series B
5.00%, due 7/1/38	1,655,000	1,724,584
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (a)
Series C
5.00%, due 8/1/55	7,235,000	7,587,550
Series G
5.00%, due 11/1/55	1,530,000	1,577,042
Series C
5.25%, due 1/1/54	10,745,000	11,168,583
Series G-1
5.25%, due 11/1/54	2,000,000	2,102,625
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
California Enterprise Development Authority, Campbell Hall Episcopal Project, Revenue Bonds
Series B
3.50%, due 8/1/40	$ 655,000	$ 594,526
Series A
4.00%, due 8/1/40	1,480,000	1,409,015
California Infrastructure & Economic Development Bank, J Paul Getty Trust (The), Revenue Bonds
Series B-2
3.00%, due 10/1/47 (a)	1,035,000	1,022,967
California Infrastructure & Economic Development Bank, Roseville Sustainable Energy Partner LLC, Revenue Bonds
Series A
5.00%, due 7/1/40	2,560,000	2,674,357
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (d)	2,500,000	2,420,806
California Municipal Finance Authority, Waste Management, Inc., Revenue Bonds
Series A
4.125%, due 10/1/41 (a)(d)	1,500,000	1,500,651
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/31/31 (d)	1,240,000	1,263,882
California Municipal Finance Authority, CHF-Davis I LLC - West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/43	1,000,000	1,006,677
California Municipal Finance Authority, Palomar Health Obligated Group, Certificate of Participation
Series A, Insured: AGM
5.25%, due 11/1/36	1,300,000	1,360,516
California Municipal Finance Authority, Aldersly Project, Revenue Bonds
Series C, Insured: California Mortgage Insurance
5.50%, due 11/15/27	500,000	500,236
	Principal Amount	Value

California (continued)
California School Finance Authority, Classical Academies Oceanside Project, Revenue Bonds
Series A
4.00%, due 10/1/27 (e)	$ 695,000	$ 693,423
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
4.00%, due 11/1/41 (e)	240,000	208,298
California School Finance Authority, Classical Academies Project, Revenue Bonds
Series A
5.00%, due 10/1/32 (e)	2,155,000	2,189,158
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series D
5.00%, due 11/1/25	2,575,000	2,595,181
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series D
4.75%, due 9/2/33	250,000	249,990
California Statewide Communities Development Authority, Kaiser Foundation Hospitals, Revenue Bonds
Series M
5.00%, due 4/1/38 (a)	1,000,000	1,071,608
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue Bonds
Series A
6.00%, due 5/1/43	1,000,000	1,022,515
Central Valley Energy Authority, Revenue Bonds
5.00%, due 12/1/55 (a)	1,730,000	1,828,365
City of Beaumont, Community Facilities District No. 2021-1, Special Tax
Series 1
5.00%, due 9/1/39	400,000	412,971

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
City of Corona, Community Facilities District No. 2018-2, Special Tax
Series A
5.00%, due 9/1/29	$ 100,000	$ 105,366
City of Los Angeles, Department of Airports, Revenue Bonds
Series A
4.00%, due 5/15/41 (d)	7,700,000	7,229,445
Series E
5.00%, due 5/15/41	5,760,000	6,232,098
Series A
5.25%, due 5/15/42 (d)	1,395,000	1,474,819
Series A
5.25%, due 5/15/44 (d)	3,150,000	3,279,835
City of San Mateo, Community Facilities District No. 2008-1, Special Tax
Series 1, Insured: BAM
5.25%, due 9/1/35	1,000,000	1,088,495
Clovis Unified School District, Unlimited General Obligation
Series B, Insured: NATL-RE
(zero coupon), due 8/1/30	1,500,000	1,254,363
County of Los Angeles Community Facilities District No. 2021-01, Improvement Area No. 1, Special Tax
5.00%, due 9/1/27	100,000	103,814
5.00%, due 9/1/30	175,000	185,350
5.00%, due 9/1/32	175,000	184,942
Foothill-De Anza Community College District, Election of 1999, Unlimited General Obligation
Series B, Insured: NATL-RE FGIC
(zero coupon), due 8/1/29	1,045,000	914,401
Hercules Redevelopment Agency Successor Agency, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/37	500,000	541,021
Kern Community College District, Election of 2016, Unlimited General Obligation
Series D
5.25%, due 8/1/37	1,500,000	1,664,580
	Principal Amount	Value

California (continued)
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A
5.00%, due 7/1/28	$ 590,000	$ 607,950
Series A
5.00%, due 7/1/28	1,385,000	1,435,849
Series A
5.00%, due 7/1/29	1,000,000	1,046,501
Series D
5.00%, due 7/1/29	1,100,000	1,151,151
Series E
5.00%, due 7/1/29	2,000,000	2,093,001
Series A
5.00%, due 7/1/30	270,000	280,507
Series A
5.00%, due 7/1/30	570,000	578,976
Series D
5.00%, due 7/1/30	1,915,000	1,977,063
Series E
5.00%, due 7/1/30	3,230,000	3,406,965
Series A
5.00%, due 7/1/31	2,030,000	2,157,977
Series C
5.00%, due 7/1/31	535,000	568,728
Series D
5.00%, due 7/1/32	820,000	851,082
Series E
5.00%, due 7/1/32	655,000	698,715
Series A
5.00%, due 7/1/33	500,000	512,285
Series A
5.00%, due 7/1/33	1,980,000	2,122,820
Series B
5.00%, due 7/1/33	720,000	729,520
Series B
5.00%, due 7/1/33	705,000	708,182
Series E
5.00%, due 7/1/33	5,000,000	5,360,658
Series A
5.00%, due 7/1/34	1,155,000	1,214,248
Series B
5.00%, due 7/1/34	540,000	556,164
Series B
5.00%, due 7/1/34	460,000	475,496
Series A
5.00%, due 7/1/35	425,000	432,970
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Los Angeles Department of Water & Power, Power System, Revenue Bonds (continued)
Series B
5.00%, due 7/1/35	$ 310,000	$ 318,367
Series A
5.00%, due 7/1/36	515,000	519,625
Series D
5.00%, due 7/1/36	220,000	225,878
Series A
5.00%, due 7/1/37	510,000	511,149
Series B
5.00%, due 7/1/38	2,195,000	2,289,082
Series A
5.00%, due 7/1/39	275,000	279,101
Series B
5.00%, due 7/1/39	360,000	368,829
Series E
5.00%, due 7/1/39	1,575,000	1,640,041
Series B
5.00%, due 7/1/48	215,000	215,041
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series A
5.00%, due 7/1/28	310,000	319,432
Series B
5.00%, due 7/1/28	525,000	544,275
Series A
5.00%, due 7/1/30	850,000	863,386
Series B
5.00%, due 7/1/30	1,490,000	1,538,290
Series A
5.00%, due 7/1/35	555,000	565,408
Los Angeles Unified School District, Unlimited General Obligation
Series A
5.00%, due 7/1/25	1,000,000	1,002,721
Madera Unified School District, Election of 2018, Unlimited General Obligation
4.00%, due 8/1/44	100,000	93,925
Northern California Energy Authority, Revenue Bonds
5.00%, due 8/1/28	1,250,000	1,296,529
	Principal Amount	Value

California (continued)
Oakland Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/1/46	$ 500,000	$ 481,804
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (d)	4,500,000	4,731,742
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien
Series B
5.25%, due 7/1/38 (d)	1,000,000	1,072,902
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (d)
Series C
5.00%, due 5/1/33	6,000,000	6,392,516
Series A
5.00%, due 5/1/39	6,850,000	7,108,301
Series A
5.25%, due 5/1/40	2,000,000	2,111,472
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	1,500,000	1,500,392
Series B
5.25%, due 1/15/49	1,000,000	1,000,238
San Joaquin Valley Clean Energy Authority, Revenue Bonds
Series A
5.50%, due 1/1/56 (a)	1,000,000	1,099,035
Santa Clara Unified School District, Election of 2018, Unlimited General Obligation
3.25%, due 7/1/44	850,000	698,579
Saratoga Union School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 9/1/26	1,925,000	1,847,717
Southern California Public Power Authority, Apex Power Project, Revenue Bonds
Series A
5.00%, due 7/1/31	720,000	767,426

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1-A
5.00%, due 7/1/33	$ 1,240,000	$ 1,333,027
Series 1
5.00%, due 7/1/35	1,000,000	1,067,133
State of California, Unlimited General Obligation
5.00%, due 3/1/42	1,160,000	1,254,077
5.00%, due 3/1/44	2,000,000	2,144,483
University of California, Revenue Bonds
Series CA
5.00%, due 5/15/40	2,000,000	2,188,178
		152,394,097
Colorado 3.1%
Adams 12 Five Star Schools, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/15/42	6,000,000	6,576,824
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.00%, due 12/15/26	500,000	486,199
Arista Metropolitan District, Limited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/38	1,500,000	1,572,434
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	2,000,000	2,021,914
Baseline Metropolitan District No. 1, Unlimited General Obligation
Series A, Insured: AGC
4.25%, due 12/1/54	1,350,000	1,243,909
Canyons Metropolitan District No. 5, Limited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/43	775,000	790,261
Series A, Insured: BAM
5.00%, due 12/1/49	1,500,000	1,503,282
	Principal Amount	Value

Colorado (continued)
City & County of Denver, Airport System, Revenue Bonds (d)
Series A
5.00%, due 12/1/37	$ 2,500,000	$ 2,533,951
Series D
5.75%, due 11/15/41	1,715,000	1,868,986
City & County of Denver, Pledged Excise Tax, Revenue Bonds
Series A
5.00%, due 8/1/44	1,000,000	1,006,440
Colorado Bridge & Tunnel Enterprise, Revenue Bonds
Series A, Insured: AGM
5.25%, due 12/1/49	1,000,000	1,053,288
Colorado Educational & Cultural Facilities Authority, Liberty Common School Project, Revenue Bonds
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/36	355,000	387,181
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/37	375,000	406,903
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/38	325,000	350,521
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/44	1,250,000	1,305,584
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/49	1,915,000	1,971,115
Colorado Health Facilities Authority, Aberdeen Ridge, Inc. Obligated Group, Revenue Bonds
Series B-3
2.125%, due 5/15/28	250,000	240,826
Colorado Health Facilities Authority, SCL Health System, Revenue Bonds
Series A
4.00%, due 1/1/36	2,500,000	2,423,556
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-1
4.00%, due 8/1/44	250,000	226,179
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds (continued)
Series A-1, Insured: BAM
5.00%, due 8/1/35	$ 180,000	$ 187,572
Series A
5.25%, due 11/1/37	1,450,000	1,548,010
Colorado Health Facilities Authority, Intermountain Healthcare, Inc., Revenue Bonds
Series A
5.00%, due 5/15/31	1,550,000	1,691,071
Series A
5.00%, due 5/15/36	1,200,000	1,292,073
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A-1
5.00%, due 11/15/59 (a)	1,000,000	1,060,825
Colorado Housing and Finance Authority, Fitz Affordable Owner LLC, Revenue Bonds
Series A, Insured: FNMA
4.48%, due 3/1/44	1,500,000	1,460,953
Denver City & County School District No. 1, Unlimited General Obligation
Series C, Insured: State Aid Withholding
5.50%, due 12/1/47	1,500,000	1,628,775
E-470 Public Highway Authority, Revenue Bonds
Series B
3.671%, due 9/1/39	1,700,000	1,682,428
Fiddlers Business Improvement District, Unlimited General Obligation
5.00%, due 12/1/32 (e)	200,000	201,281
Ground Water Management Subdistrict of Central Colorado, Water Conservancy District, Limited General Obligation
Insured: BAM
4.00%, due 12/1/40	250,000	232,282
	Principal Amount	Value

Colorado (continued)
Gunnison County Housing Authority, Whetstone Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 6/1/37	$ 1,640,000	$ 1,732,471
Insured: BAM
5.00%, due 6/1/41	1,455,000	1,489,204
Jefferson Center Metropolitan District No. 1, Revenue Bonds
Series A-2
4.125%, due 12/1/40	575,000	504,993
Midtown Clear Creek Metropolitan District, Limited General Obligation
Series A, Insured: BAM
5.50%, due 12/1/43	1,200,000	1,299,537
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: NATL-RE
5.00%, due 12/1/26	1,300,000	1,330,258
Ravenna Metropolitan District, Limited General Obligation
Insured: AGM
5.00%, due 12/1/38	1,400,000	1,465,559
Insured: AGM
5.00%, due 12/1/43	1,750,000	1,790,726
Reata South Metropolitan District, Limited General Obligation
5.375%, due 12/1/37	1,000,000	1,009,847
Regional Transportation District, Certificate of Participation
5.00%, due 6/1/40	1,195,000	1,292,256
STC Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A-1, Insured: AGC
5.00%, due 12/1/29	745,000	784,955
Series A-1, Insured: AGC
5.00%, due 12/1/37	1,000,000	1,045,234
Series A-1, Insured: AGC
5.00%, due 12/1/40	1,150,000	1,178,285
Sterling Ranch Community Authority Board, Colorado Limited Tax Supported and Special Revenue Senior Bonds, Revenue Bonds
Series A
3.375%, due 12/1/30	999,000	935,168
Series A
3.75%, due 12/1/40	500,000	425,567

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
VDW Metropolitan District No. 2, Limited General Obligation
Series A-2, Insured: BAM
4.00%, due 12/1/45	$ 580,000	$ 519,764
		55,758,447
Connecticut 0.6%
City of New Haven, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/31	1,200,000	1,284,190
Connecticut Housing Finance Authority, Revenue Bonds
Series F-1
3.50%, due 11/15/43	795,000	789,669
Connecticut State Health & Educational Facilities Authority, Yale-New Haven Health Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/49 (a)	2,150,000	2,267,791
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	230,000	230,247
State of Connecticut, Transportation Infrastructure, Special Tax, Special Tax
Series A
4.00%, due 5/1/36	1,040,000	1,040,179
Series A
5.25%, due 7/1/40	1,500,000	1,631,204
Series A
5.25%, due 7/1/40	2,500,000	2,742,711
		9,985,991
Delaware 0.5%
Delaware State Economic Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
Series B
5.00%, due 11/15/38	770,000	789,113
Series B
5.00%, due 11/15/43	3,010,000	3,020,242
	Principal Amount	Value

Delaware (continued)
Delaware State Housing Authority, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
5.50%, due 7/1/55	$ 1,000,000	$ 1,065,781
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/55	1,625,000	1,740,693
Delaware State Housing Authority, Revenue Bonds, Senior Lien
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/56	2,000,000	2,161,772
		8,777,601
District of Columbia 0.3%
District of Columbia Housing Finance Agency, Lisner Senior Independent Owner LP, Revenue Bonds
5.00%, due 10/1/41 (a)	3,000,000	3,043,385
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (d)
Series A
5.00%, due 10/1/29	1,000,000	1,054,488
Series A
5.00%, due 10/1/40	2,000,000	2,057,999
		6,155,872
Florida 4.3%
Ave Maria Stewardship Community District, Phase 4 Master Improvement Project Area, Special Assessment
Series A
4.00%, due 5/1/42	1,500,000	1,290,217
4.50%, due 5/1/33 (e)	250,000	250,324
Capital Projects Finance Authority, PRG - UnionWest Properties LLC, Revenue Bonds, Senior Lien
Series A-1
5.25%, due 6/1/39 (e)	1,875,000	1,914,881
Capital Trust Agency, Inc., Advantage Academy of Hillsborough, Inc., Revenue Bonds
Series A
5.00%, due 12/15/39	500,000	481,021
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Capital Trust Authority, Mason Classical Academy, Inc., Revenue Bonds
Series A
5.00%, due 6/1/39 (e)	$ 1,000,000	$ 970,858
CFM Community Development District, Capital Improvement, Special Assessment
2.875%, due 5/1/31	100,000	90,939
City of Gainesville, Utilities System, Revenue Bonds
Series A
5.00%, due 10/1/44	635,000	645,055
City of Hallandale Beach, Unlimited General Obligation
3.00%, due 7/1/35	2,150,000	1,929,947
City of Palmetto, Renaissance Arts and Education, Inc., Revenue Bonds
Series A
4.25%, due 6/1/27	100,000	100,276
Series A
5.00%, due 6/1/32	100,000	103,460
City of West Palm Beach, Utility System, Revenue Bonds
Series A
5.00%, due 10/1/42	2,500,000	2,539,623
Cobblestone Community Development District, Assessment Area Two, Special Assessment
Series 2
3.40%, due 5/1/27 (e)	120,000	117,639
Collier County Educational Facilities Authority, Ave Maria University, Inc., Revenue Bonds
5.00%, due 6/1/29	1,065,000	1,077,552
County of Broward, Revenue Bonds
3.00%, due 10/1/37	2,055,000	1,755,414
County of Lee, Airport, Revenue Bonds (d)
5.00%, due 10/1/35	3,000,000	3,151,526
5.25%, due 10/1/42	1,125,000	1,175,612
5.25%, due 10/1/44	2,380,000	2,456,771
County of Miami-Dade, Water & Sewer System, Revenue Bonds
Series B
3.00%, due 10/1/34	1,000,000	925,856
	Principal Amount	Value

Florida (continued)
County of Miami-Dade, Seaport Department, Revenue Bonds
Series A-1, Insured: AGM
4.00%, due 10/1/39 (d)	$ 2,000,000	$ 1,966,124
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/36 (d)	1,000,000	1,051,805
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AGM
5.50%, due 9/1/37	2,040,000	2,238,767
East Nassau Stewardship District, PDP No. 4 Project, Special Assessment
5.25%, due 5/1/29	500,000	496,005
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/31	515,000	524,949
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A
5.00%, due 2/1/33	1,300,000	1,351,498
Florida Municipal Loan Council, Shingle Creek Transit & Utility Community Development District, Special Assessment
4.50%, due 5/1/31 (d)	270,000	269,417
Fort Pierce Utilities Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/34	325,000	349,488
Greater Orlando Aviation Authority, Revenue Bonds (d)
Series A
5.00%, due 10/1/42	7,115,000	7,151,015
5.25%, due 10/1/41	6,390,000	6,809,675
5.25%, due 10/1/42	6,475,000	6,852,360
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds (d)
Series B
5.00%, due 10/1/34	1,565,000	1,690,374

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds (d) (continued)
Series B
5.25%, due 10/1/44	$ 1,700,000	$ 1,760,044
Hilltop Point Community Development District, Assessment Area One, Special Assessment
Series 1
4.60%, due 5/1/27	100,000	99,984
Hilltop Point Community Development District, Assessment Area Two, Special Assessment
Series 2
4.75%, due 5/1/27	155,000	155,138
JEA Water & Sewer System, Revenue Bonds
Series A
5.25%, due 10/1/49	2,000,000	2,107,403
Lakewood Ranch Stewardship District, Azario Project, Special Assessment
4.00%, due 5/1/40	580,000	527,271
Lee County Industrial Development Authority, Lee Health System, Inc. Obligated Group, Revenue Bonds
Series A-2
5.00%, due 4/1/33 (a)	1,000,000	1,004,964
Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Revenue Bonds
5.00%, due 7/1/31	1,605,000	1,556,052
Miami-Dade County Housing Finance Authority, Rainbow Village Project, Revenue Bonds
Series B, Insured: HUD Sector 8
3.55%, due 3/1/29 (a)	1,575,000	1,579,662
Series A, Insured: HUD Sector 8 FNMA
4.88%, due 3/1/46	2,000,000	1,969,509
Mid-Bay Bridge Authority, Revenue Bonds
Series A
5.00%, due 10/1/40	500,000	500,018
	Principal Amount	Value

Florida (continued)
Palm Beach County Housing Finance Authority, Everglades Townhomes LP, Revenue Bonds
5.00%, due 2/1/27 (a)	$ 994,000	$ 1,004,783
Palm Coast Park Community Development District, Sawmill Branch Phase 2, Special Assessment
4.15%, due 5/1/27	200,000	199,512
Preston Cove Community Development District, Special Assessment
3.25%, due 5/1/27	100,000	97,973
Reunion East Community Development District, Series 2021 Project, Special Assessment
2.85%, due 5/1/31	100,000	91,301
Reunion West Community Development District, Special Assessment
3.00%, due 5/1/36	100,000	86,811
Rolling Hills Community Development District, Special Assessment
Series A-2
3.65%, due 5/1/32	200,000	188,633
Seminole Improvement District, Revenue Bonds
5.00%, due 10/1/32	250,000	252,938
Southern Groves Community Development District No. 5, 2021 Assessment Area, Special Assessment
2.80%, due 5/1/31	425,000	396,703
Sunbridge Stewardship District, Weslyn Park Project Assessment, Special Assessment
4.60%, due 5/1/32	460,000	459,749
Tampa Bay Water, Revenue Bonds
5.00%, due 10/1/40	1,580,000	1,686,512
Series A
5.00%, due 10/1/49	1,820,000	1,891,002
Two Lakes Community Development District, Expansion Area Project, Special Assessment
3.375%, due 12/15/30	1,510,000	1,425,620
3.75%, due 12/15/39	2,990,000	2,589,246
4.00%, due 12/15/49	2,200,000	1,769,961
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
V-Dana Community Development District, Assessment Area Two-2025 Project, Special Assessment
5.375%, due 5/1/45	$ 250,000	$ 243,698
Verano No. 3 Community Development District, Special Assessment
2.375%, due 5/1/26	20,000	19,585
Village Community Development District No. 13, Phase III, Special Assessment
2.85%, due 5/1/36	1,495,000	1,249,672
Village Community Development District No. 15, Special Assessment
4.375%, due 5/1/33 (e)	100,000	100,682
Watergrass Community Development District II, Phase 2, Special Assessment
2.50%, due 5/1/31	100,000	89,139
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
3.625%, due 5/1/32	210,000	193,013
Wiregrass II Community Development District, Assessment Area Two, Special Assessment
4.80%, due 5/1/32	100,000	100,583
		77,125,609
Georgia 3.8%
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
2.875%, due 7/1/31 (e)	665,000	624,759
Atlanta Urban Residential Finance Authority, Englewood Multi-Family Apartments Project, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
3.45%, due 2/1/29 (a)	7,850,000	7,834,033
	Principal Amount	Value

Georgia (continued)
Atlanta Urban Residential Finance Authority, TBG Englewood Senior LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 5/1/28 (a)	$ 1,440,000	$ 1,483,843
City of Atlanta, Department of Aviation, Revenue Bonds
Series B
5.00%, due 7/1/34 (d)	450,000	476,035
Development Authority of Burke County (The), Georgia Power Co., Revenue Bonds, First Series
Series 1
3.375%, due 11/1/53 (a)	1,000,000	992,618
Development Authority of Burke County (The), Oglethorpe Power Corp. Vogtle Project, Revenue Bonds (a)
Series A
3.60%, due 1/1/40	2,565,000	2,544,345
Series E
3.60%, due 11/1/45	1,835,000	1,821,011
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 5/1/52 (a)	3,000,000	2,988,288
Series A
4.00%, due 7/1/52 (a)	5,000,000	4,997,855
Series E-2
4.621%, due 12/1/53	5,000,000	5,007,778
Series A
5.00%, due 6/1/53 (a)	4,000,000	4,139,878
Series B
5.00%, due 7/1/53 (a)	8,000,000	8,341,750
Series D
5.00%, due 4/1/54 (a)	3,250,000	3,414,918
Series E
5.00%, due 5/1/55 (a)	20,120,000	20,894,208
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series A
5.00%, due 1/1/39	2,000,000	2,042,580

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Georgia (continued)
Walton County Water & Sewer Authority, Walton-Hard Labor Creek Reservoir Water Treatment Facility Project, Revenue Bonds
5.25%, due 2/1/47	$ 1,700,000	$ 1,792,821
		69,396,720
Guam 0.7%
Antonio B Won Pat International Airport Authority, Revenue Bonds (d)
Series A
5.00%, due 10/1/33	200,000	206,948
Series A
5.25%, due 10/1/35	100,000	104,961
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,500,000	1,467,353
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/34	650,000	695,578
Series A
5.00%, due 10/1/35	1,100,000	1,188,748
Series A
5.00%, due 10/1/40	1,075,000	1,086,384
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	400,000	382,498
Series D
5.00%, due 11/15/27	365,000	367,368
Series D
5.00%, due 11/15/32	1,000,000	1,004,488
Territory of Guam, Revenue Bonds
Series F
4.00%, due 1/1/42	2,700,000	2,451,165
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/32	1,000,000	1,015,940
Series A
5.00%, due 12/1/34	1,750,000	1,772,627
		11,744,058
	Principal Amount	Value

Hawaii 0.4%
Kauai County Community Facilities District No. 2008-1, Kukui'ula Development Project, Special Tax
4.00%, due 5/15/26	$ 80,000	$ 79,821
State of Hawaii, Airports System, Revenue Bonds (d)
Series C
5.00%, due 7/1/42	4,500,000	4,639,440
Series A
5.00%, due 7/1/45	2,905,000	2,911,629
		7,630,890
Idaho 0.1%
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	1,870,000	1,808,993
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
3.15%, due 1/1/26	815,000	809,851
		2,618,844
Illinois 7.2%
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/37	1,215,000	1,130,334
Series B
4.00%, due 12/1/41	5,750,000	5,064,678
Series B
5.00%, due 12/1/31	1,000,000	1,023,861
Series A
5.00%, due 12/1/33	500,000	508,435
Series B
5.00%, due 12/1/33	1,500,000	1,500,121
Series A, Insured: AGM
5.00%, due 12/1/35	500,000	510,054
Series A
5.00%, due 12/1/37	1,085,000	1,090,757
Series D
5.00%, due 12/1/46	1,485,000	1,381,484
Series D
5.00%, due 12/1/46	1,000,000	930,292
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series D
5.00%, due 12/1/31	$ 655,000	$ 657,158
Series H
5.00%, due 12/1/36	500,000	484,387
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
6.00%, due 4/1/46	1,000,000	1,019,221
Chicago Board of Education, Project, Unlimited General Obligation
Series C
5.25%, due 12/1/35	450,000	449,900
Series C
5.25%, due 12/1/39	6,900,000	6,652,494
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series C
5.00%, due 1/1/36	4,340,000	4,356,541
Series D
5.00%, due 1/1/36	1,000,000	1,076,484
Series D
5.00%, due 1/1/37	1,000,000	1,070,850
Series B
5.00%, due 1/1/39	1,350,000	1,389,878
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien (d)
Series C
5.00%, due 1/1/39	1,995,000	2,078,406
Series A
5.25%, due 1/1/41	2,150,000	2,266,041
Series C
5.25%, due 1/1/44	1,300,000	1,351,951
Series A
5.50%, due 1/1/44	2,625,000	2,778,793
Chicago O'Hare International Airport, TrIPs Obligated Group, Revenue Bonds
5.00%, due 7/1/48 (d)	3,500,000	3,459,682
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds, Senior Lien
Insured: BAM
5.25%, due 1/1/39	1,195,000	1,307,413
	Principal Amount	Value

Illinois (continued)
City of Chicago, City Colleges, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/27	$ 850,000	$ 802,959
City of Chicago, Grace Manor LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 11/1/26 (a)	5,000,000	5,032,754
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/32	1,500,000	1,560,897
Series A
5.00%, due 1/1/44	2,000,000	1,891,428
Series A
6.00%, due 1/1/38	2,500,000	2,547,778
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
Series A, Insured: AGM
5.25%, due 1/1/42	450,000	454,327
City of Chicago Heights, Olympic Village LLC, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4) GNMA
2.875%, due 8/1/27 (a)	1,000,000	996,034
City of Joliet, Rock Run Crossing Project, Unlimited General Obligation
Insured: BAM
5.50%, due 12/15/42	2,000,000	2,124,710
City of Joliet, Unlimited General Obligation
Insured: BAM
5.50%, due 12/15/44	1,000,000	1,057,365
City of Marion, STAR Bond District Project Area No. 1, Revenue Bonds
6.375%, due 6/1/45	1,850,000	1,820,017
City of Springfield, Electric, Revenue Bonds, Senior Lien
Insured: BAM
3.00%, due 3/1/38	4,210,000	3,635,011
Fox Lake Public Library District, Unlimited General Obligation
Insured: BAM
3.00%, due 2/1/28	1,175,000	1,139,595

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Illinois Finance Authority, University of Chicago (The), Revenue Bonds
Series A
4.00%, due 10/1/38	$ 2,350,000	$ 2,247,952
Illinois Finance Authority, Centerpoint Joliet Terminal Railroad Project, Revenue Bonds
4.125%, due 12/1/50 (a)(d)(e)	6,250,000	6,091,523
Illinois Finance Authority, Carle Foundation, Revenue Bonds
Series A
5.00%, due 8/15/34	250,000	265,836
Illinois Finance Authority, Noble Network of Charter Schools, Revenue Bonds
Series A
5.00%, due 9/1/34	500,000	520,757
Series A
5.00%, due 9/1/37	500,000	513,635
Illinois Finance Authority, Clean Water Initiative, Revenue Bonds
Series A
5.00%, due 7/1/42	250,000	266,954
Series A
5.00%, due 7/1/43	1,000,000	1,065,421
Illinois Finance Authority, Silver Cross Hospital Obligated Group, Revenue Bonds
Series C
5.00%, due 8/15/44	3,400,000	3,307,134
Illinois Housing Development Authority, Social Bonds, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
3.00%, due 4/1/51	895,000	870,844
Illinois Housing Development Authority, Heart of Uptown Apartments Project, Revenue Bonds
3.45%, due 12/1/67 (a)	7,000,000	6,998,693
Illinois Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.375%, due 10/1/41	755,000	746,223
	Principal Amount	Value

Illinois (continued)
Illinois Housing Development Authority, Revenue Bonds (continued)
Series I, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/55	$ 2,200,000	$ 2,412,535
Illinois Housing Development Authority, Island Terrace 4% Preservation Associates LP, Revenue Bonds
5.00%, due 2/1/27 (a)	6,000,000	6,065,091
Illinois Housing Development Authority, Lakeview Landing LP, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 11/1/27 (a)	1,310,000	1,340,523
Illinois Municipal Electric Agency, Revenue Bonds
Series A
4.00%, due 2/1/34	1,500,000	1,462,902
Illinois Sports Facilities Authority (The), Revenue Bonds
5.00%, due 6/15/30	1,000,000	1,024,123
Illinois State Toll Highway Authority, Revenue Bonds
Series C
5.00%, due 1/1/38	2,395,000	2,385,586
Series C
5.00%, due 1/1/39	1,825,000	1,814,994
Series A
5.00%, due 1/1/40	1,000,000	992,164
Series B
5.00%, due 1/1/40	1,000,000	1,002,236
Lake County Consolidated High School District No. 120, Limited General Obligation
Series A
5.50%, due 12/1/38	825,000	887,341
Madison County Community Unit School District No. 7, Unlimited General Obligation
Series D, Insured: BAM
5.00%, due 12/1/25	1,500,000	1,512,325
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A
4.00%, due 12/15/42	650,000	576,242
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds (continued)
Series A
5.00%, due 12/15/28	$ 2,000,000	$ 2,060,656
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Unlimited General Obligation
Series E
5.00%, due 12/1/41	1,000,000	1,014,669
Sales Tax Securitization Corp., Revenue Bonds, Second Lien
Series A, Insured: BAM
5.00%, due 1/1/37	1,285,000	1,342,668
Sales Tax Securitization Corp., Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/44	3,370,000	3,498,823
Sales Tax Securitization Corp., Revenue Bonds
Series C
5.50%, due 1/1/36	2,000,000	2,100,956
St. Clair County Community Unit School District No. 187, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 1/1/27	130,000	133,645
Series B, Insured: AGM
5.00%, due 1/1/36	265,000	284,147
Series B, Insured: AGM
5.00%, due 1/1/37	225,000	239,691
Series A, Insured: AGM
5.00%, due 1/1/39	350,000	375,349
Series B, Insured: AGM
5.00%, due 1/1/40	210,000	219,288
Series A, Insured: AGM
5.00%, due 1/1/42	500,000	524,557
Series B, Insured: AGM
5.00%, due 1/1/43	250,000	257,210
State of Illinois, Unlimited General Obligation
Insured: BAM
4.00%, due 6/1/41	1,040,000	946,744
Series D
5.00%, due 11/1/28	1,000,000	1,032,455
5.50%, due 5/1/39	500,000	524,593
	Principal Amount	Value

Illinois (continued)
Village of Bradley, Unlimited General Obligation
Insured: AGM
5.00%, due 12/15/42	$ 700,000	$ 719,065
Insured: AGM
5.00%, due 12/15/43	800,000	819,069
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.25%, due 1/1/39	175,000	189,247
Insured: BAM
5.50%, due 1/1/43	1,825,000	1,969,576
		129,225,532
Indiana 1.7%
Avon Community School Building Corp., First Mortgage Bonds, Revenue Bonds
Insured: State Intercept
5.25%, due 7/15/37	1,000,000	1,100,824
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: State Intercept
5.50%, due 7/15/42	1,000,000	1,060,196
City of Lafayette, Local Income Tax, Revenue Bonds
Insured: BAM State Intercept
3.00%, due 12/31/33	1,195,000	1,048,723
City of Valparaiso, Pratt Paper LLC, Revenue Bonds
4.50%, due 1/1/34 (d)(e)	1,255,000	1,258,128
Greater Clark Building Corp., Revenue Bonds
Series B, Insured: State Intercept
6.00%, due 7/15/40	1,300,000	1,475,358
Series B, Insured: State Intercept
6.00%, due 1/15/43	1,170,000	1,303,479
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series L
0.70%, due 12/1/46 (a)	655,000	637,730
Series A
5.00%, due 12/1/40	1,500,000	1,500,700

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Indiana (continued)
Indiana Finance Authority, Indianapolis Power & Light Co. Project, Revenue Bonds (a)
Series B
0.95%, due 12/1/38 (d)	$ 4,525,000	$ 4,402,107
Series A
1.40%, due 8/1/29	250,000	218,069
Indiana Finance Authority, Southern Indiana Gas & Electric Co., Revenue Bonds
Series A
4.00%, due 3/1/38 (a)(d)	2,000,000	1,995,952
Indiana Finance Authority, Franciscan Alliance, Inc., Revenue Bonds
Series B
5.00%, due 11/1/41	3,715,000	3,719,402
Indiana Housing & Community Development Authority, Tower Portfolio Project, Revenue Bonds
Insured: FHA 223(F)
5.00%, due 10/1/26 (a)	1,500,000	1,503,482
Indiana Municipal Power Agency, Revenue Bonds
Series A, Insured: AGC
5.00%, due 1/1/43	2,756,000	2,902,218
IPS Multi-School Building Corp., Indianapolis Board of School Commissioners, Revenue Bonds
Insured: State Intercept
5.25%, due 7/15/40	1,850,000	1,974,670
Terre Haute Sanitary District, Revenue Bonds
Insured: BAM
5.00%, due 7/1/39	1,670,000	1,770,440
Insured: BAM
5.00%, due 7/1/42	1,000,000	1,040,670
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: State Intercept
5.50%, due 7/15/43	2,000,000	2,144,041
		31,056,189
Iowa 1.9%
City of Des Moines, Unlimited General Obligation
Series D
1.50%, due 6/1/34	1,200,000	900,170
	Principal Amount	Value

Iowa (continued)
City of Des Moines, Unlimited General Obligation (continued)
Series D
1.75%, due 6/1/38	$ 540,000	$ 364,992
Series F
2.00%, due 6/1/35	2,375,000	1,862,282
Series F
2.00%, due 6/1/36	2,415,000	1,839,561
County of Polk, Unlimited General Obligation
Series A
3.00%, due 6/1/32	2,000,000	1,896,286
County of Polk, Capital Loan Notes, Unlimited General Obligation (d)
Series A
5.00%, due 6/1/26	1,785,000	1,816,035
Series A
5.00%, due 6/1/40	1,430,000	1,486,182
Series A
5.00%, due 6/1/41	1,000,000	1,032,545
Series A
5.00%, due 6/1/42	850,000	874,429
Series A
5.00%, due 6/1/43	800,000	820,208
Hampton-Dumont Community School District, Revenue Bonds
Insured: AGM
6.00%, due 6/1/29	930,000	994,801
Iowa City Community School District, Unlimited General Obligation
2.50%, due 6/1/38	565,000	420,302
2.50%, due 6/1/39	1,035,000	751,571
Insured: BAM
2.50%, due 6/1/39	500,000	375,771
Iowa Finance Authority, Mortgage-Backed Securities Program, Revenue Bonds
Series G, Insured: GNMA / FHLMC
6.25%, due 7/1/54	1,000,000	1,091,568
Iowa Student Loan Liquidity Corp., Revenue Bonds, Senior Lien (d)
Series B
5.00%, due 12/1/29	500,000	518,634
Series B
5.00%, due 12/1/30	615,000	637,663
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Iowa (continued)
State of Iowa Board of Regents, University of Iowa Health Care's Hospital System, Revenue Bonds
Series A
4.00%, due 9/1/41	$ 7,413,000	$ 7,146,437
Series A
4.125%, due 9/1/42	2,900,000	2,775,510
Series A
4.25%, due 9/1/43	1,750,000	1,684,840
Series A
4.25%, due 9/1/44	2,000,000	1,916,289
Series A
4.375%, due 9/1/45	1,750,000	1,699,020
Waukee Community School District, Unlimited General Obligation
Series B
2.00%, due 6/1/36	1,000,000	754,266
Series B
2.125%, due 6/1/39	1,000,000	708,221
		34,367,583
Kentucky 5.3%
Adair County School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.25%, due 9/1/36	1,495,000	1,514,564
Anderson County School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.125%, due 2/1/32	1,015,000	1,032,170
Beechwood Independent School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.00%, due 8/1/31	645,000	654,775
Bullitt County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
1.875%, due 12/1/36	970,000	719,500
City of Ashland, Royal Blue Health LLC Obligated Group, Revenue Bonds
Insured: AGM
3.00%, due 2/1/40	2,600,000	2,190,442
City of Ashland, Ashland Hospital Corp., Revenue Bonds
Series A
5.00%, due 2/1/40	500,000	500,082
	Principal Amount	Value

Kentucky (continued)
City of Bowling Green, Unlimited General Obligation
Series A, Insured: BAM
2.00%, due 9/1/44	$ 500,000	$ 296,535
City of Henderson, Pratt Paper LLC Project, Revenue Bonds
Series B
3.70%, due 1/1/32 (d)(e)	345,000	333,356
Commonwealth of Kentucky, State Office Building Project, Certificate of Participation
Series A
4.00%, due 4/15/27	1,000,000	1,013,743
County of Boyle, Centre College of Kentucky, Revenue Bonds
5.00%, due 6/1/29	1,000,000	1,026,205
County of Warren, Unlimited General Obligation
Insured: BAM
1.75%, due 12/1/35	695,000	523,260
County of Warren, Bowling Green-Warren County Community Hospital Corp., Revenue Bonds
Series A
4.00%, due 10/1/29	665,000	665,049
Fayette County School District Finance Corp., Fayette County School District, Revenue Bonds
Series D, Insured: State Intercept
5.00%, due 8/1/31	3,000,000	3,009,930
Hopkins County School District Finance Corp., School Building, Revenue Bonds
Insured: BAM State Intercept
2.00%, due 2/1/39	1,500,000	1,025,193
Jefferson County Kentucky Capital Projects Corp., Administrative Office of the Courts, Revenue Bonds
Series A, Insured: AGM
4.375%, due 6/1/27	1,050,000	1,051,081
Series A, Insured: AGM
4.375%, due 6/1/28	1,605,000	1,606,619

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Kentucky (continued)
Jefferson County School District Finance Corp., Jefferson County Board of Education, Revenue Bonds
Series B, Insured: State Intercept
4.00%, due 7/1/26	$ 4,000,000	$ 4,003,090
Jefferson County School District Finance Corp., Kentucky School Facilities Construction Commission, Revenue Bonds
Series A, Insured: State Intercept
4.50%, due 4/1/32	1,075,000	1,075,670
Kenton County Airport Board, Revenue Bonds (d)
Series A
5.25%, due 1/1/39	1,500,000	1,605,236
Series A
5.25%, due 1/1/42	2,250,000	2,347,870
Kenton County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
3.00%, due 2/1/31	2,040,000	1,959,580
Kentucky Bond Development Corp., Lexington Center Corp. Project, Revenue Bonds
Series B
5.00%, due 9/1/27	1,585,000	1,636,803
Kentucky Bond Development Corp., Baptist Healthcare System, Revenue Bonds
Series A, Insured: AGC
5.00%, due 8/15/55 (a)	4,200,000	4,578,697
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/25	395,000	395,457
Series A
5.00%, due 7/1/40	2,145,000	2,145,636
Series A
5.00%, due 1/1/45	3,200,000	3,200,472
Kentucky Higher Education Student Loan Corp., Revenue Bonds, Senior Lien
Series A
5.00%, due 6/1/26 (d)	600,000	607,044
	Principal Amount	Value

Kentucky (continued)
Kentucky Housing Corp., Churchill Park LLLP, Revenue Bonds
Series A-2, Insured: HUD Sector 8
4.65%, due 5/1/25 (e)	$ 3,000,000	$ 3,000,000
Kentucky Municipal Energy Agency, Energy Center I Project, Revenue Bonds
5.00%, due 1/1/41	1,045,000	1,098,884
Insured: AGC
5.00%, due 1/1/45	1,000,000	1,037,533
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
5.00%, due 9/1/35	1,545,000	1,588,746
Kentucky Municipal Power Agency, Revenue Bonds
Series A, Insured: NATL-RE
5.00%, due 9/1/42	1,690,000	1,691,229
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds (a)
Series C
4.00%, due 2/1/50	2,600,000	2,595,850
Series A-1
5.25%, due 4/1/54	2,500,000	2,657,668
Kentucky Public Energy Authority, Revenue Bonds
Series B
5.00%, due 1/1/55 (a)	14,455,000	15,145,391
Kentucky Rural Water Finance Corp., Flexible Term Program, Revenue Bonds
Series F
4.00%, due 2/1/26	120,000	120,062
Series F
4.00%, due 2/1/27	125,000	125,067
Series F
4.00%, due 2/1/28	130,000	130,062
Series F
4.00%, due 2/1/29	140,000	140,057
Series D, Insured: NATL-RE
4.50%, due 8/1/27	290,000	290,258
Series D, Insured: NATL-RE
4.60%, due 8/1/28	245,000	245,201
Series D, Insured: NATL-RE
4.625%, due 8/1/29	315,000	315,258
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Kentucky (continued)
Kentucky Rural Water Finance Corp., Revenue Bonds
Series C
4.00%, due 2/1/28	$ 175,000	$ 175,083
Series C
4.00%, due 2/1/29	100,000	100,041
Kentucky State Property & Building Commission, Revenue Bonds
Series A
5.00%, due 11/1/26	2,485,000	2,549,134
Kentucky State Property & Building Commission, Project No. 115, Revenue Bonds
5.00%, due 4/1/29	1,000,000	1,031,833
Kentucky State Property & Building Commission, Project No. 117, Revenue Bonds
Series B
5.00%, due 5/1/36	500,000	510,037
Kentucky Turnpike Authority, Revitalization Projects, Revenue Bonds
Series B
5.00%, due 7/1/28	900,000	952,064
Series A
5.00%, due 7/1/30	4,030,000	4,039,877
Series B
5.00%, due 7/1/33	2,925,000	2,961,009
Lewis County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
2.00%, due 2/1/39	1,600,000	1,105,847
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
3.125%, due 6/1/41	1,000,000	826,667
Louisville Regional Airport Authority, Revenue Bonds (d)
Series A
5.00%, due 7/1/26	2,325,000	2,331,573
Series A
5.00%, due 7/1/27	1,895,000	1,895,282
	Principal Amount	Value

Kentucky (continued)
Louisville/Jefferson County Metropolitan Government, Louisville Gas and Electric Co., Revenue Bonds
Series A
2.00%, due 10/1/33	$ 1,000,000	$ 812,084
Murray State University, Revenue Bonds
Series A, Insured: BAM State Intercept
3.00%, due 9/1/35	1,230,000	1,091,823
Pulaski County School District Finance Corp., Pulaski County School District, Revenue Bonds
Insured: State Intercept
4.125%, due 6/1/34	1,510,000	1,535,135
University of Kentucky, Revenue Bonds
Series A, Insured: BAM State Intercept
3.00%, due 4/1/39	2,715,000	2,297,258
		95,114,072
Louisiana 0.7%
City of New Orleans, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/33	1,250,000	1,341,133
City of Shreveport, Unlimited General Obligation
Insured: AGC
5.00%, due 3/1/37	625,000	669,499
Greater New Orleans Expressway Commission, Revenue Bonds
Insured: AGM
5.00%, due 11/1/42	1,500,000	1,505,590
Jefferson Davis Parish Road Sales Tax District No. 1, Revenue Bonds
Insured: AGM
4.00%, due 2/1/26	915,000	918,694
Jefferson Parish Consolidated Sewerage District No. 1, Revenue Bonds
Insured: BAM
4.00%, due 2/1/42	260,000	241,582

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Louisiana (continued)
Louisiana Housing Corp., Tivoli Place Project, Revenue Bonds
Series A, Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/26	$ 6,000,000	$ 6,103,760
Louisiana Local Government Environmental Facilities & Community Development Authority, Christwood Project, Revenue Bonds
4.25%, due 11/15/30 (e)	250,000	245,686
New Orleans Aviation Board, Louis Armstrong New Orleans International Airport, Revenue Bonds
Series B
5.00%, due 1/1/43 (d)	2,000,000	2,001,699
		13,027,643
Maine 0.6%
Maine Health & Higher Educational Facilities Authority, MaineHealth Obligated Group, Revenue Bonds
Series B, Insured: AGM
5.25%, due 7/1/41	5,155,000	5,468,443
Series B, Insured: AGM
5.25%, due 7/1/43	2,275,000	2,391,441
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AGM State Aid Withholding
5.50%, due 7/1/38	1,000,000	1,089,728
Maine State Housing Authority, Revenue Bonds
Series G
1.85%, due 11/15/30	1,000,000	865,792
Maine Turnpike Authority, Revenue Bonds
Insured: AGC
5.00%, due 7/1/31	940,000	1,026,210
Insured: AGC
5.00%, due 7/1/33	490,000	539,711
		11,381,325
	Principal Amount	Value

Maryland 0.5%
City of Baltimore, Harbor Point Project, Revenue Bonds
4.50%, due 6/1/33	$ 100,000	$ 99,049
County of Charles, Consolidated Public Improvement, Unlimited General Obligation
1.75%, due 10/1/35	1,000,000	770,521
County of Frederick, Oakdale Lake Linganore Project, Special Tax
3.75%, due 7/1/39	410,000	357,061
Maryland Community Development Administration, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/42	1,000,000	1,021,558
Maryland Department of Housing & Community Development, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	750,000	834,819
Maryland Economic Development Corp., Morgan View & Thurgood Marshall Student Housing, Revenue Bonds
Series A
5.25%, due 7/1/32	465,000	502,933
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/42	1,820,000	1,861,469
Maryland State Transportation Authority, Passenger Facility Charge, Revenue Bonds
Series A
4.00%, due 6/1/29 (d)	335,000	330,789
Maryland Transportation Authority Passenger Facility Charge, Qualified Airport, Revenue Bonds
3.00%, due 6/1/36 (d)	1,500,000	1,273,131
Montgomery County Housing Opportunities Commission, Revenue Bonds
Series A, Insured: FHA 542(C)
3.85%, due 7/1/34	1,500,000	1,482,748
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Maryland (continued)
State of Maryland Department of Transportation, BWI International Thurgood Marshall Airport, Revenue Bonds
Series A, Insured: AGC
5.25%, due 8/1/40 (d)	$ 1,275,000	$ 1,367,525
		9,901,603
Massachusetts 0.6%
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/31	1,000,000	784,674
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Lien
Series A-1
5.25%, due 7/1/48	2,500,000	2,648,765
Massachusetts Development Finance Agency, Provident Commonwealth Education Resources, Inc., Revenue Bonds
5.00%, due 10/1/30	1,200,000	1,209,260
5.00%, due 10/1/34	1,500,000	1,504,987
Massachusetts Development Finance Agency, Berkshire Retirement Community, Revenue Bonds
5.00%, due 7/1/31	1,250,000	1,251,508
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/34	500,000	465,029
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds
Series B
2.00%, due 7/1/37 (d)	600,000	535,086
Massachusetts Housing Finance Agency, Revenue Bonds
Series 222, Insured: GNMA / FNMA / FHLMC
3.00%, due 6/1/51	2,170,000	2,108,848
		10,508,157
	Principal Amount	Value

Michigan 1.9%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/28	$ 240,000	$ 242,241
Charter Township of Emmett, Unlimited General Obligation
Insured: AGM
3.00%, due 4/1/34	1,045,000	930,719
City of Detroit, Unlimited General Obligation
Series A
5.00%, due 4/1/34	275,000	290,394
5.50%, due 4/1/40	430,000	449,317
Ferndale Public Schools, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/42	1,090,000	1,134,886
Gerald R Ford International Airport Authority, Revenue Bonds (d)
Insured: County Guaranteed
5.00%, due 1/1/42	1,100,000	1,134,745
Insured: County Guaranteed
5.00%, due 1/1/44	1,100,000	1,123,259
Grand Blanc Community Schools, Unlimited General Obligation
Insured: Q-SBLF
2.375%, due 11/1/42	1,475,000	1,002,889
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Second Lien
Series C
5.00%, due 7/1/36	1,000,000	1,008,149
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/46	1,000,000	1,003,034
Series C
5.25%, due 7/1/33	1,500,000	1,524,132
Ida Public Schools, Limited General Obligation
Insured: BAM
5.00%, due 5/1/31	1,235,000	1,296,841
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds
Series MI-3
3.75%, due 12/1/38 (a)	2,000,000	2,027,820

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Michigan (continued)
Michigan Finance Authority, Trinity Health Corp., Revenue Bonds
Series MI-2
3.875%, due 12/1/44 (a)(e)	$ 3,440,000	$ 3,440,562
Michigan Finance Authority, Beaumont Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/44	1,000,000	999,062
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
6.00%, due 11/1/32	1,250,000	1,287,174
Michigan State Building Authority, Revenue Bonds
Series I
5.00%, due 4/15/41	1,000,000	1,007,405
Michigan State Housing Development Authority, 24 East Ltd. Dividend Housing Association LP, Revenue Bonds
3.625%, due 4/1/42 (a)	1,760,000	1,764,319
Michigan State Housing Development Authority, Traditions of Holland Apartments Ltd. Dividend Housing Association LLC, Revenue Bonds
Insured: FHA 221(D4)
5.00%, due 11/1/26 (a)	2,000,000	2,031,422
Michigan State Housing Development Authority, Revenue Bonds
Series D
6.25%, due 6/1/55	605,000	659,740
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds
Insured: AGM
4.25%, due 12/31/38 (d)	500,000	477,373
Michigan Strategic Fund, State of Michigan Department of Transportation, Revenue Bonds
5.00%, due 12/31/43 (d)	2,000,000	2,001,722
Richmond Community Schools, School Building and Site, Unlimited General Obligation
Series I, Insured: Q-SBLF
4.00%, due 5/1/36	750,000	750,105
	Principal Amount	Value

Michigan (continued)
State of Michigan, Trunk Line, Revenue Bonds
5.50%, due 11/15/44	$ 2,000,000	$ 2,188,732
Universal Academy, Revenue Bonds
4.00%, due 12/1/40	2,215,000	1,968,131
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Revenue Bonds (d)
Series C
5.00%, due 12/1/39	1,475,000	1,475,083
Series B, Insured: AGM
5.50%, due 12/1/40	1,595,000	1,732,259
		34,951,515
Minnesota 1.1%
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/41	280,000	236,506
City of Minneapolis, Unlimited General Obligation
3.00%, due 12/1/33	1,290,000	1,204,570
Minneapolis-St Paul Metropolitan Airports Commission, Private Activity, Revenue Bonds
Series B
5.00%, due 1/1/35 (d)	1,000,000	1,060,356
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds
Series B
5.00%, due 1/1/33 (d)	3,000,000	3,194,250
Minnesota Housing Finance Agency, Residential Housing, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
3.50%, due 7/1/50	1,990,000	1,970,400
Series E, Insured: GNMA / FNMA / FHLMC
4.25%, due 1/1/49	2,985,000	2,998,302
Minnesota Housing Finance Agency, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
3.80%, due 7/1/38 (d)	2,115,000	1,954,641
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Minnesota (continued)
Minnesota Housing Finance Agency, Revenue Bonds (continued)
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	$ 2,400,000	$ 2,671,365
Series U, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	2,340,000	2,596,999
Worthington Independent School District No. 518, Unlimited General Obligation
Series A, Insured: SD CRED PROG
3.00%, due 2/1/34	1,210,000	1,118,786
		19,006,175
Mississippi 0.1%
Mississippi Home Corp., Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/39	1,000,000	1,045,859
Missouri 1.5%
City of St. Louis, Airport, Revenue Bonds
Series A, Insured: AGM
5.25%, due 7/1/49	2,250,000	2,365,632
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
Series C
5.00%, due 11/15/47	3,070,000	3,073,954
Hickman Mills C-1 School District, Unlimited General Obligation
Series C-1, Insured: BAM
5.75%, due 3/1/42	2,000,000	2,125,261
Kansas City Industrial Development Authority, Airport, Revenue Bonds
Series A
4.00%, due 3/1/40 (d)	1,740,000	1,595,080
Lees Summit Industrial Development Authority, John Knox Village Obligated Group, Revenue Bonds
Series B-2
4.325%, due 8/15/47	390,000	389,212
	Principal Amount	Value

Missouri (continued)
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.75%, due 5/1/56	$ 2,400,000	$ 2,581,649
Missouri Housing Development Commission, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.50%, due 5/1/54	9,515,000	10,529,562
Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project, Revenue Bonds
Series A
5.00%, due 12/1/36	2,190,000	2,192,777
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Revenue Bonds
Series A
5.00%, due 12/1/40	1,450,000	1,463,632
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Co., Revenue Bonds
Series B
2.90%, due 9/1/33	1,500,000	1,332,549
		27,649,308
Montana 0.0% ‡
County of Gallatin, Bozeman Fiber Project, Revenue Bonds (e)
Series A
4.00%, due 10/15/32	650,000	546,653
Series A
4.00%, due 10/15/41	145,000	95,640
		642,293
Nebraska 0.6%
Central Plains Energy Project, Project No. 3, Revenue Bonds
Series A
5.00%, due 9/1/27	1,000,000	1,024,560
Series A
5.00%, due 9/1/29	1,000,000	1,041,442

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Nebraska (continued)
Nebraska Investment Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
2.15%, due 3/1/31	$ 1,150,000	$ 1,013,326
Nebraska Public Power District, Revenue Bonds
Series D
5.00%, due 1/1/41	2,275,000	2,282,414
Omaha Airport Authority, Airport Facilities, Revenue Bonds
Insured: AGC
5.25%, due 12/15/43 (d)	1,275,000	1,332,530
Omaha Public Power District, Electric System, Revenue Bonds
Series A
5.00%, due 2/1/42	835,000	844,721
Omaha Public Power District, Nebraska City Station Unit 2, Revenue Bonds
Series A
5.00%, due 2/1/46	700,000	703,230
Series A
5.25%, due 2/1/42	1,500,000	1,501,182
Omaha School District, Unlimited General Obligation
1.75%, due 12/15/35	1,500,000	1,114,733
		10,858,138
Nevada 0.3%
City of Sparks, Special Improvement District No. 1, Special Assessment
5.00%, due 6/1/39	425,000	423,463
County of Washoe, Sierra Pacific Power Co., Revenue Bonds
Series G
3.625%, due 3/1/36 (a)	1,000,000	996,131
Henderson Local Improvement District No. T-22, Rainbow Canyon Phase II, Special Assessment
5.00%, due 3/1/26	300,000	301,939
Reno-Tahoe Airport Authority, Revenue Bonds
Series A
5.25%, due 7/1/39 (d)	725,000	767,558
	Principal Amount	Value

Nevada (continued)
State of Nevada, Highway Improvement, Revenue Bonds
Series C
3.00%, due 12/1/40	$ 1,000,000	$ 845,518
Series C
3.00%, due 12/1/41	1,000,000	822,542
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/33	500,000	522,186
		4,679,337
New Hampshire 1.5%
New Hampshire Business Finance Authority, Revenue Bonds
Series 2
3.625%, due 8/20/39	1,794,909	1,644,023
Series 4, Class A
3.816%, due 11/20/39 (a)	5,984,122	5,821,328
Series 1, Class A-1
4.168%, due 1/20/41 (a)	2,640,000	2,509,649
Series 2
4.25%, due 7/20/41	1,234,837	1,177,029
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds
Series A
4.00%, due 4/1/30 (d)	365,000	349,760
New Hampshire Business Finance Authority, Sustainable Certificates, Revenue Bonds
Series 3, Class A
4.163%, due 10/20/41	3,583,858	3,314,183
New Hampshire Business Finance Authority, Adventist Health Energy Project, Revenue Bonds
Series C
5.25%, due 7/1/38	175,000	185,328
Series C
5.25%, due 7/1/39	895,000	941,921
Series C
5.25%, due 7/1/40	1,285,000	1,340,791
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College, Revenue Bonds
Series C
3.30%, due 6/1/38 (a)	1,045,000	1,043,538
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Hampshire (continued)
New Hampshire Health and Education Facilities Authority Act, Dartmouth-Hitchcock Obligated Group, Revenue Bonds
Series B, Insured: BAM
4.00%, due 8/1/33	$ 2,750,000	$ 2,693,442
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp., Revenue Bonds (d)
Series B
5.00%, due 11/1/27	500,000	512,857
Series B
5.00%, due 11/1/28	550,000	569,277
New Hampshire Housing Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	990,000	1,070,990
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/56	2,900,000	3,260,313
		26,434,429
New Jersey 1.7%
City of Atlantic City, Unlimited General Obligation
Series A, Insured: BAM State Aid Withholding
5.00%, due 3/1/42	1,215,000	1,226,240
Jersey City Municipal Utilities Authority, Water Revenue, Revenue Notes
Series A, Insured: MUN GOVT GTD
5.00%, due 5/1/25	750,000	750,000
New Jersey Economic Development Authority, Port Newark Container Terminal LLC, Revenue Bonds
5.00%, due 10/1/37 (d)	1,500,000	1,514,148
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series WW
5.25%, due 6/15/33	2,500,000	2,505,416
	Principal Amount	Value

New Jersey (continued)
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (d)	$ 250,000	$ 250,034
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien
Series B
4.25%, due 12/1/45 (d)	1,000,000	963,766
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series B, Insured: HUD Sector 8
3.50%, due 5/1/29	2,250,000	2,231,344
New Jersey Transportation Trust Fund Authority, State of New Jersey, Revenue Bonds
Series AA
5.00%, due 6/15/40	2,735,000	2,897,158
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series BB
5.00%, due 6/15/42	10,000,000	10,402,600
Series AA
5.25%, due 6/15/43	2,790,000	2,848,706
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.00%, due 1/1/42	1,000,000	1,053,057
Series C
5.00%, due 1/1/45	3,230,000	3,375,222
		30,017,691
New Mexico 0.1%
City of Farmington, Public Service Co. of New Mexico, Revenue Bonds
Series B
3.875%, due 6/1/40 (a)	1,800,000	1,793,668
New York 5.9%
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
4.00%, due 6/1/29	265,000	239,073
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (d)(e)	1,000,000	1,000,191

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
City of New York, Unlimited General Obligation
Series C-1, Insured: BAM
5.00%, due 9/1/47	$ 1,500,000	$ 1,560,935
Series G-1
5.25%, due 2/1/45	1,490,000	1,604,225
Series C
5.25%, due 3/1/47	1,000,000	1,058,423
Series B-1
5.25%, due 10/1/47	1,500,000	1,573,856
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A, Insured: AGM
4.00%, due 2/15/47	540,000	492,393
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
5.00%, due 2/15/45	2,880,000	2,889,273
Long Island Power Authority, Revenue Bonds
Series B
3.00%, due 9/1/49 (a)	3,470,000	3,359,757
Metropolitan Transportation Authority, Revenue Bonds
Series B
4.00%, due 11/15/36	750,000	725,130
Series A
5.00%, due 11/15/44	4,000,000	4,101,764
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
5.00%, due 11/15/29	500,000	507,490
Series A-1
5.00%, due 11/15/32	1,295,000	1,312,111
Nassau County Local Economic Assistance Corp., Roosevelt Children's Academy Charter School, Revenue Bonds
Series A
4.00%, due 7/1/33	750,000	735,267
New York City Housing Development Corp., Revenue Bonds
Series C, Insured: HUD Sector 8 FNMA
2.40%, due 8/1/40	1,500,000	1,063,436
Series F-2
3.40%, due 11/1/64 (a)	1,100,000	1,079,452
	Principal Amount	Value

New York (continued)
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series F-2A, Insured: FHA 542(C)
3.40%, due 11/1/62 (a)	$ 500,000	$ 497,790
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series HH
5.00%, due 6/15/37	2,000,000	2,003,756
Series DD-2
5.00%, due 6/15/40	1,000,000	1,015,138
Series DD-1
5.00%, due 6/15/49	305,000	307,701
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds
Series HH
5.00%, due 6/15/39	465,000	465,873
Series HH
5.00%, due 6/15/39	535,000	536,005
New York City Municipal Water Finance Authority, New York City Water & Sewer System, Revenue Bonds
Series CC
5.00%, due 6/15/46	1,500,000	1,571,340
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series B-1
5.00%, due 11/1/38	3,000,000	3,007,205
Series F-1
5.00%, due 5/1/42	750,000	754,047
Series C
5.25%, due 5/1/48	2,000,000	2,110,079
Series C
5.50%, due 5/1/41	2,000,000	2,205,184
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-2, Insured: State Aid Withholding
5.00%, due 7/15/40	1,500,000	1,500,244
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority, Revenue Bonds
Series H-1
5.00%, due 11/1/42	$ 2,500,000	$ 2,659,020
Series B
5.00%, due 5/1/46	2,500,000	2,596,760
Series H-1
5.00%, due 11/1/46	1,100,000	1,148,579
Series E
5.00%, due 11/1/47	3,550,000	3,685,360
Series H-1
5.25%, due 11/1/45	2,750,000	2,943,045
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	500,000	462,961
New York Liberty Development Corp., Green Bond, Revenue Bonds
Series A, Insured: AGM-CR
2.75%, due 11/15/41	370,000	277,005
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
4.00%, due 2/15/43	1,500,000	1,385,415
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (e)	1,250,000	1,244,614
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series E
3.00%, due 3/15/41	250,000	201,049
Series E
4.00%, due 3/15/45	1,950,000	1,809,305
Series B
5.00%, due 2/15/40	5,000	5,217
Series B
5.00%, due 2/15/40	1,295,000	1,311,594
New York State Dormitory Authority, White Plains Hospital Obligated Group, Revenue Bonds
5.00%, due 10/1/34	1,625,000	1,710,780
	Principal Amount	Value

New York (continued)
New York State Dormitory Authority, White Plains Hospital Obligated Group, Revenue Bonds (continued)
Insured: AGC
5.00%, due 10/1/39	$ 1,500,000	$ 1,601,450
Insured: AGC
5.25%, due 10/1/40	1,500,000	1,626,220
New York State Dormitory Authority, Sales tax, Revenue Bonds
Series E-3
5.00%, due 3/15/41	1,500,000	1,533,013
New York State Environmental Facilities Corp., State of New York State Revolving Fund, Revenue Bonds
Series A
5.00%, due 6/15/33	1,265,000	1,288,698
New York State Housing Finance Agency, Personal Income Tax, Revenue Bonds
Series A-2
3.35%, due 6/15/54 (a)	1,000,000	989,423
New York State Thruway Authority, Revenue Bonds, Junior Lien
Series A
5.00%, due 1/1/41	1,000,000	1,001,499
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (d)
4.00%, due 1/1/36	1,000,000	940,037
4.375%, due 10/1/45	1,250,000	1,132,860
New York Transportation Development Corp., John F. kennedy International Airport Project, Revenue Bonds
Series A
5.00%, due 12/1/25 (d)	1,400,000	1,406,989
New York Transportation Development Corp., Delta Air Lines, Inc., Revenue Bonds (d)
5.00%, due 1/1/29	1,230,000	1,252,535
5.00%, due 1/1/30	1,785,000	1,812,916
5.00%, due 1/1/33	1,550,000	1,565,718

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.00%, due 7/1/46 (d)	$ 4,000,000	$ 3,918,841
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (d)
5.25%, due 6/30/37	1,000,000	1,051,192
5.50%, due 6/30/41	1,700,000	1,772,816
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds
Series A
5.00%, due 4/1/36 (d)	865,000	871,744
Onondaga Civic Development Corp., Syracuse University Project, Revenue Bonds
5.00%, due 12/1/40	500,000	542,421
Port Authority of New York & New Jersey, Consolidated 234th, Revenue Bonds
Series 234
5.00%, due 8/1/38 (d)	3,500,000	3,637,849
State of New York, Mortgage Agency Homeowner Mortgage, Revenue Bonds (d)
Series 189
3.45%, due 10/1/27	2,950,000	2,884,807
Series 189
3.50%, due 4/1/28	2,680,000	2,610,844
Series 189
3.50%, due 10/1/28	3,465,000	3,366,642
Series 189
3.60%, due 10/1/29	1,955,000	1,890,238
Town of Colonie, Limited General Obligation
Insured: AGM
2.00%, due 3/1/29	985,000	893,705
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series A-2, Insured: AGM-CR
2.00%, due 5/15/45 (a)	250,000	235,321
	Principal Amount	Value

New York (continued)
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien (continued)
Series C
5.25%, due 11/15/40	$ 1,000,000	$ 1,097,624
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series B-3
5.00%, due 11/15/38	640,000	644,222
Series A
5.00%, due 11/15/40	3,005,000	3,007,673
Utility Debt Securitization Authority, Revenue Bonds
5.00%, due 12/15/33	850,000	855,348
		106,150,487
North Carolina 2.1%
City of Fayetteville, Public Works Commission, Revenue Bonds
2.25%, due 3/1/41	3,760,000	2,613,291
County of Alamance, Unlimited General Obligation
2.00%, due 5/1/35	1,500,000	1,190,029
County of Gaston, Unlimited General Obligation
5.00%, due 3/1/39	1,250,000	1,384,603
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Project Aero, Revenue Bonds
3.75%, due 12/1/27 (a)(d)	3,000,000	3,000,708
Greater Asheville Regional Airport Authority, Revenue Bonds (d)
Series A, Insured: AGM
5.00%, due 7/1/30	1,500,000	1,582,182
Insured: AGM
5.25%, due 7/1/40	500,000	532,734
Insured: AGM
5.25%, due 7/1/43	500,000	521,472
North Carolina Department of Transportation, I-77 Hot Lanes Project, Revenue Bonds
5.00%, due 12/31/37 (d)	1,125,000	1,125,885
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
North Carolina (continued)
North Carolina Housing Finance Agency, Revenue Bonds
Series 45, Insured: GNMA / FNMA / FHLMC
2.00%, due 7/1/35	$ 1,575,000	$ 1,233,323
Series 55-C, Insured: GNMA / FNMA / FHLMC
3.20%, due 7/1/56 (a)	4,905,000	4,886,826
Series 38-B
3.85%, due 7/1/37	2,510,000	2,394,540
Series 50, Insured: GNMA / FNMA / FHLMC
5.50%, due 1/1/54	950,000	1,005,445
Series 54-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	1,000,000	1,102,030
North Carolina Housing Finance Agency, 1998 Trust Agreement, Revenue Bonds
Series 57-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	500,000	553,292
North Carolina Medical Care Commission, EveryAge Obligated Group, Revenue Bonds
Series B
4.00%, due 9/1/34	1,000,000	964,068
North Carolina Medical Care Commission, Penick Village Obligated Group, Revenue Bonds
Series B-3
4.25%, due 9/1/28	160,000	158,312
North Carolina State Education Assistance Authority, Revenue Bonds, Senior Lien (d)
Series A
5.50%, due 6/1/30	4,875,000	5,167,189
Series A
5.50%, due 6/1/31	3,250,000	3,471,685
Series A
5.50%, due 6/1/32	3,000,000	3,216,664
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM
5.00%, due 1/1/36	1,545,000	1,607,590
	Principal Amount	Value

North Carolina (continued)
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien (continued)
Insured: AGM
5.00%, due 1/1/49	$ 1,000,000	$ 1,006,257
		38,718,125
North Dakota 0.3%
City of Grand Forks, Altru Health System, Revenue Bonds
Insured: AGM-CR
4.00%, due 12/1/37	310,000	295,982
Series A, Insured: AGM
5.00%, due 12/1/30	700,000	744,020
Series A, Insured: AGM
5.00%, due 12/1/31	650,000	695,615
Series A, Insured: AGM
5.00%, due 12/1/32	800,000	859,795
Series A, Insured: AGM
5.00%, due 12/1/33	1,000,000	1,077,531
North Dakota Housing Finance Agency, Revenue Bonds
Series D
6.00%, due 7/1/55	1,000,000	1,097,584
Series C
6.25%, due 1/1/55	1,000,000	1,097,161
		5,867,688
Ohio 1.4%
American Municipal Power, Inc., Meldahl Hydroelectric Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 2/15/41	925,000	852,252
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bonds
Series A
5.00%, due 2/15/41	3,000,000	3,011,323
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 6/1/48	1,000,000	693,862
City of Norwood, Rockwood Exchange Project, Tax Allocation
4.375%, due 12/1/30	640,000	630,840

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Ohio (continued)
City of Toledo, Various Purpose Improvement, Limited General Obligation
Insured: AGM
5.25%, due 12/1/35	$ 1,000,000	$ 1,094,004
Insured: AGM
5.25%, due 12/1/37	750,000	812,938
City of Upper Arlington, Various Purpose, Limited General Obligation
5.75%, due 12/1/38	700,000	708,510
Cloverleaf Local School District, Certificate of Participation
Insured: BAM
5.375%, due 12/1/37	750,000	779,528
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.25%, due 1/1/43 (d)	2,300,000	2,393,233
Euclid City School District, Classroom Facilities & School Improvement, Unlimited General Obligation
Series A, Insured: SD CRED PROG
5.25%, due 1/15/44	2,000,000	2,012,393
Forest Hills Local School District, Unlimited General Obligation
5.00%, due 12/1/44	490,000	490,137
Ohio Air Quality Development Authority, American Electric Power Co. Project, Revenue Bonds
Series B
2.50%, due 11/1/42 (a)(d)	1,000,000	925,523
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
Series D
2.875%, due 2/1/26	250,000	246,676
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds (d)(e)
3.75%, due 1/15/28	620,000	613,921
4.25%, due 1/15/38	1,000,000	948,746
4.50%, due 1/15/48	750,000	680,629
	Principal Amount	Value

Ohio (continued)
Ohio Air Quality Development Authority, American Electric Power Co., Inc., Revenue Bonds
Series A
3.75%, due 1/1/29 (d)	$ 1,000,000	$ 979,681
Ohio Housing Finance Agency, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	1,500,000	1,645,196
Ohio Water Development Authority, Water Pollution Control, Revenue Bonds
Series D
5.00%, due 12/1/37	4,000,000	4,432,062
State of Ohio, Portsmouth Bypass Project, Revenue Bonds
Insured: AGM
5.00%, due 12/31/35 (d)	1,000,000	1,000,444
		24,951,898
Oklahoma 0.4%
Carter County Public Facilities Authority, Carter County Independent School District No. 19 Ardmore, Revenue Bonds
5.00%, due 9/1/32	1,070,000	1,097,384
Oklahoma Housing Finance Agency, Homeownership Loan Program, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	3,500,000	3,924,486
Oklahoma Turnpike Authority, Revenue Bonds
Series A
5.00%, due 1/1/41	1,500,000	1,609,192
		6,631,062
Oregon 1.3%
City of Portland, Sewer System, Revenue Bonds, Second Lien
Series A
5.00%, due 10/1/49	1,000,000	1,039,852
County of Clackamas, Limited General Obligation
1.875%, due 6/1/39	1,070,000	727,583
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
33

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Oregon (continued)
Multnomah County School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/37	$ 2,000,000	$ 1,741,158
Oregon State Lottery, Revenue Bonds
Series A
5.00%, due 4/1/38	1,250,000	1,376,486
Series A
5.00%, due 4/1/40	2,500,000	2,715,388
Port of Portland, Airport, Revenue Bonds (d)
Series 27-A
5.00%, due 7/1/28	795,000	826,356
Series 30-A
5.25%, due 7/1/45	6,905,000	7,109,164
Salem Hospital Facility Authority, Salem Health Projects, Revenue Bonds
Series A
4.00%, due 5/15/41	1,000,000	898,187
State of Oregon, Article XI-H Pollution Control, Unlimited General Obligation
Series D
5.00%, due 5/1/40	860,000	939,927
State of Oregon, Articles XI-M, XI-N, XI-P State Projects, Unlimited General Obligation
Series C
5.00%, due 6/1/41	1,750,000	1,893,920
State of Oregon, Article XI-Q State Projects, Unlimited General Obligation
Series A
5.25%, due 5/1/45	2,500,000	2,707,089
State of Oregon Housing & Community Services Department, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	1,100,000	1,212,059
		23,187,169
	Principal Amount	Value

Pennsylvania 2.8%
Adams County General Authority, Brethren Home Community Project (The), Revenue Bonds
Series B-1
3.90%, due 6/1/30	$ 2,250,000	$ 2,184,144
Allegheny County Airport Authority, Pittsburgh International Airport, Revenue Bonds (d)
Series A, Insured: AGC
5.00%, due 1/1/33	1,480,000	1,577,842
Series A, Insured: AGC
5.00%, due 1/1/35	2,500,000	2,673,312
Allegheny County Airport Authority, Revenue Bonds (d)
Series A, Insured: AGM
5.50%, due 1/1/42	2,000,000	2,122,488
Series A, Insured: AGM
5.50%, due 1/1/43	1,500,000	1,584,110
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (e)
5.00%, due 5/1/27	170,000	172,620
5.00%, due 5/1/32	220,000	221,416
5.00%, due 5/1/42	1,175,000	1,140,414
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
6.00%, due 5/1/42 (e)	500,000	511,500
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
5.00%, due 7/1/34	300,000	310,257
5.00%, due 7/1/35	300,000	309,016
Chester County Industrial Development Authority, Collegium Charter School Project, Revenue Bonds
5.00%, due 10/15/32 (e)	250,000	249,556
Chester County Industrial Development Authority, Renaissance Academy Charter School, Revenue Bonds
5.00%, due 10/1/34 (e)	705,000	732,331
Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds
Series A
5.125%, due 10/15/37	2,000,000	1,938,940

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Coatesville School District, Limited General Obligation
Insured: BAM State Aid Withholding
5.25%, due 11/15/37	$ 5,000,000	$ 5,233,310
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	1,000,000	921,263
County of Allegheny, Unlimited General Obligation
Series C-76
5.00%, due 11/1/41	1,000,000	1,008,925
Cumberland Valley School District, Limited General Obligation
Series A, Insured: AGM State Aid Withholding
5.00%, due 11/15/44	1,275,000	1,321,575
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds
5.00%, due 10/15/30 (e)	1,000,000	865,412
Doylestown Hospital Authority, Doylestown Hospital Obligated Group, Revenue Bonds
5.00%, due 7/1/31 (e)	250,000	260,997
Geisinger Authority, Geisinger Health System, Revenue Bonds
Series A
4.00%, due 6/1/41	4,400,000	4,137,092
Indiana County Industrial Development Authority, Foundation for Indiana University of Pennsylvania (The), Revenue Bonds
Insured: BAM
5.00%, due 5/1/29	250,000	260,705
Northampton County General Purpose Authority, St. Luke's University Health Network, Revenue Bonds
Series A-2
5.00%, due 8/15/34	1,300,000	1,406,381
	Principal Amount	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
Series A
4.50%, due 6/1/41 (a)(d)	$ 5,000,000	$ 4,999,907
Pennsylvania Economic Development Financing Authority, PA Bridges Finco LP, Revenue Bonds
5.00%, due 12/31/38	1,000,000	1,003,048
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (d)
5.25%, due 6/30/36	2,000,000	2,115,989
5.50%, due 6/30/37	250,000	266,994
5.50%, due 6/30/38	500,000	530,887
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien
Series 1-A
5.00%, due 6/1/29 (d)	1,550,000	1,611,453
Pennsylvania Higher Educational Facilities Authority, Bryn Mawr College, Revenue Bonds
5.00%, due 12/1/38	1,000,000	1,000,338
Pennsylvania Housing Finance Agency, Single Family Mortgage, Revenue Bonds
Series 137
3.00%, due 10/1/51	1,690,000	1,633,884
Pennsylvania Housing Finance Agency, Darby Townhouses, Revenue Bonds
Insured: FNMA
4.90%, due 6/1/41	500,000	506,357
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 145-A
6.00%, due 10/1/54	995,000	1,070,290
Pennsylvania Turnpike Commission, Revenue Bonds
Series A
5.50%, due 12/1/46	1,155,000	1,174,921
Philadelphia Authority for Industrial Development, Frankford Valley Foundation for Literacy, Revenue Bonds
4.50%, due 6/15/29 (e)	500,000	494,144
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
35

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School Project, Revenue Bonds
5.00%, due 6/15/30 (e)	$ 435,000	$ 439,190
Philadelphia Gas Works Co., Revenue Bonds
Series 14
5.00%, due 10/1/30	1,680,000	1,712,686
Pittsburgh Water & Sewer Authority, Revenue Bonds, First Lien
Series A, Insured: AGM
5.00%, due 9/1/35	1,200,000	1,306,649
		51,010,343
Puerto Rico 3.7%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	6,725,058	4,026,629
(zero coupon), due 11/1/51	20,534,965	12,603,335
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/35	563,717	525,236
Series A-1
4.00%, due 7/1/41	6,059,081	5,164,536
Series A-1
4.00%, due 7/1/46	710,000	581,284
Series A-1
5.625%, due 7/1/27	625,000	637,452
Series A-1
5.75%, due 7/1/31	291,000	308,725
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	2,466,642	2,384,323
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (e)
Series A
4.00%, due 7/1/42	2,760,000	2,373,459
Series A
4.00%, due 7/1/42	600,000	515,969
Series A
5.00%, due 7/1/33	1,000,000	1,024,307
Series A
5.00%, due 7/1/35	3,000,000	3,051,937
	Principal Amount	Value

Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (e)
Series B
4.00%, due 7/1/42	$ 7,685,000	$ 6,616,546
Series B
5.00%, due 7/1/28	1,000,000	1,020,524
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	22,472,000	21,130,064
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
4.55%, due 7/1/40	4,355,000	4,116,780
		66,081,106
Rhode Island 2.6%
City of Providence, Unlimited General Obligation
Series A, Insured: AGM
3.625%, due 1/15/29	975,000	975,112
Series A, Insured: AGM
3.75%, due 1/15/30	2,010,000	2,010,264
Series A, Insured: AGM
3.75%, due 1/15/32	1,000,000	996,984
Providence Redevelopment Agency, Port Providence Lease, Revenue Bonds
Series A, Insured: AGM
5.00%, due 4/1/26	1,680,000	1,682,565
Rhode Island Health and Educational Building Corp., Town of Smithfield, Revenue Bonds
Series H, Insured: AGM-CR
3.00%, due 5/15/38	1,000,000	827,315
Rhode Island Health and Educational Building Corp., City of Pawtucket, Revenue Bonds
Series B, Insured: BAM
3.00%, due 5/15/39	2,350,000	1,975,450
Series C, Insured: MUN GOVT GTD
4.00%, due 5/15/26	815,000	815,389

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Rhode Island (continued)
Rhode Island Health and Educational Building Corp., City of East Providence, Revenue Bonds
Series B, Insured: MUN GOVT GTD
3.625%, due 5/15/32	$ 1,000,000	$ 967,030
Rhode Island Health and Educational Building Corp., Town of Coventry, Revenue Bonds
Series B, Insured: AGM MUN GOVT GTD
3.75%, due 5/15/28	800,000	797,341
Series B, Insured: AGM MUN GOVT GTD
4.00%, due 5/15/33	1,000,000	992,602
Rhode Island Health and Educational Building Corp., Providence Public Building Authority, Revenue Bonds
Series B, Insured: AGM State Appropriations
4.00%, due 5/15/30	1,500,000	1,500,197
Rhode Island Health and Educational Building Corp., City of Cranston, Revenue Bonds
Series B, Insured: BAM MUN GOVT GTD
4.00%, due 5/15/30	1,170,000	1,170,153
Rhode Island Health and Educational Building Corp., University of Rhode Island, Revenue Bonds
Series A, Insured: BAM
4.00%, due 9/15/42	2,000,000	1,877,348
Rhode Island Health and Educational Building Corp., Exeter-West Greenwich Regional School District, Revenue Bonds
Series B, Insured: State Aid Withholding
4.50%, due 5/15/39	1,150,000	1,171,812
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Revenue Bonds
5.00%, due 5/15/28	875,000	884,661
Rhode Island Health and Educational Building Corp., Higher Education Facility, Revenue Bonds
Series A, Insured: AGM
5.00%, due 9/15/30	2,500,000	2,502,755
	Principal Amount	Value

Rhode Island (continued)
Rhode Island Health and Educational Building Corp., Town of Johnston, Revenue Bonds
Series F
5.00%, due 5/15/34	$ 1,045,000	$ 1,123,861
Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds
Series F
5.50%, due 5/15/47	1,500,000	1,592,095
Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development, Revenue Bonds
Series 3-B, Insured: FHA
3.40%, due 10/1/29	1,000,000	982,365
Series A
4.625%, due 10/1/25	40,000	40,038
Series A
5.00%, due 10/1/30	215,000	215,437
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, Revenue Bonds
Series 82-A, Insured: GNMA
3.80%, due 4/1/35	1,420,000	1,377,671
Series 80-A, Insured: GNMA
4.15%, due 10/1/38	1,150,000	1,108,192
Series 79-A, Insured: GNMA
4.40%, due 10/1/38	1,500,000	1,489,470
Series 82-A, Insured: GNMA
5.00%, due 10/1/41	1,215,000	1,263,274
Rhode Island Infrastructure Bank, City of Pawtucket Water Supply Board, Revenue Bonds
Insured: NATL-RE
5.00%, due 10/1/28	1,730,000	1,740,275
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien (d)
Series A
4.125%, due 12/1/43	1,510,000	1,331,213
Series B
4.125%, due 12/1/43	2,500,000	2,280,913
State of Rhode Island, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 5/1/31	2,000,000	1,930,629
Series A, Insured: BAM
3.00%, due 5/1/32	2,000,000	1,908,662
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
37

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Rhode Island (continued)
State of Rhode Island, Plantations, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 5/1/36	$ 1,000,000	$ 903,285
State of Rhode Island, Eleanor Slater Hospital Project, Certificate of Participation
Series B
4.00%, due 11/1/32	1,000,000	1,008,875
Town of Bristol, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/38	1,200,000	1,042,055
Series A, Insured: BAM
3.50%, due 8/1/31	865,000	865,602
Town of Cumberland, Unlimited General Obligation
Series A, Insured: State Aid Withholding
4.625%, due 11/1/31	500,000	500,312
Town of Hopkinton, Unlimited General Obligation
4.375%, due 8/15/31	350,000	347,828
Town of Johnston, Unlimited General Obligation
Series A
3.45%, due 6/1/29	1,020,000	1,005,849
Series A
3.70%, due 6/1/33	1,020,000	1,003,099
Town of West Greenwich, Unlimited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 8/15/26	1,175,000	1,167,837
		47,375,815
South Carolina 1.3%
Charleston County Airport District, Revenue Bonds
Series A
5.25%, due 7/1/43 (d)	1,215,000	1,267,723
Patriots Energy Group Financing Agency, Revenue Bonds
Series B-2
4.801%, due 2/1/54	6,000,000	6,159,274
	Principal Amount	Value

South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group, Revenue Bonds
Series A, Insured: AGC-CR
4.00%, due 11/1/42	$ 1,400,000	$ 1,334,930
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Foundation, Revenue Bonds
Insured: FHLMC
4.00%, due 3/1/62 (a)	1,300,000	1,239,346
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Project, Revenue Bonds
5.00%, due 11/15/29	315,000	324,689
5.00%, due 11/15/33	685,000	702,027
South Carolina Public Service Authority, Santee Cooper, Revenue Bonds
Series B, Insured: AGM
5.00%, due 12/1/40	2,335,000	2,464,004
Series B
5.00%, due 12/1/43	4,000,000	4,072,419
Series B
5.00%, due 12/1/46	1,500,000	1,508,427
South Carolina Public Service Authority, Revenue Bonds
Series A
5.00%, due 12/1/46	500,000	502,809
South Carolina State Housing Finance & Development Authority, Dillon School Senior LP, Revenue Bonds
Insured: HUD Sector 202
5.00%, due 10/1/26 (a)	1,335,000	1,341,959
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,600,000	1,797,918
		22,715,525

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
South Dakota 0.1%
South Dakota Housing Development Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	$ 1,250,000	$ 1,382,538
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55	1,000,000	1,126,734
		2,509,272
Tennessee 1.7%
Chattanooga Health Educational & Housing Facility Board, Erlanger Health Obligated Group, Revenue Bonds
Insured: AGC-CR
5.00%, due 12/1/34	1,760,000	1,909,776
Insured: BAM
5.00%, due 12/1/36	5,555,000	5,907,385
Chattanooga Health Educational & Housing Facility Board, CDFI Phase I LLC, Revenue Bonds
5.00%, due 10/1/35	820,000	821,613
County of Knox, Unlimited General Obligation
Series B
2.80%, due 6/1/31	1,000,000	939,184
Health Educational and Housing Facility Board of the City of Memphis (The), Strategies LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/27 (a)	500,000	509,107
Health Educational and Housing Facility Board of the City of Memphis (The), Strategies II LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/27 (a)	500,000	509,107
Knox County Health Educational & Housing Facility Board, Revenue Bonds
4.05%, due 12/1/27 (a)	3,000,000	3,029,997
	Principal Amount	Value

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Northview Project, Revenue Bonds
Series B
3.60%, due 2/1/45 (a)	$ 8,000,000	$ 8,033,791
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series B
5.00%, due 7/1/36 (d)	3,500,000	3,603,844
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care Obligated Group, Revenue Bonds
Series B
5.00%, due 9/1/49 (a)	2,300,000	2,392,069
Tennessee Housing Development Agency, Residential Finance Program, Revenue Bonds
Series 3-C
3.50%, due 1/1/56 (a)	3,500,000	3,499,871
		31,155,744
Texas 8.3%
Alamito Public Facility Corp., EP Salazar LP, Revenue Bonds
Insured: HUD Sector 8
5.00%, due 8/1/44 (a)	1,000,000	1,010,685
Allen Independent School District, School Building Bonds, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/35	2,000,000	2,006,932
Allen Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/45	2,250,000	2,359,700
Arlington Higher Education Finance Corp., Harmony Public Schools, Revenue Bonds
Insured: PSF-GTD
4.00%, due 2/15/44	1,000,000	925,300
Arlington Higher Education Finance Corp., Great Hearts America - Texas, Revenue Bonds
Series A
4.25%, due 8/15/34	500,000	482,792
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
39

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc., Revenue Bonds
Insured: PSF-GTD
5.00%, due 8/15/41	$ 1,115,000	$ 1,175,403
Barbers Hill Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/15/41	1,000,000	971,163
Brazos Higher Education Authority, Inc., Revenue Bonds, Senior Lien
Series 1-A
5.00%, due 4/1/32 (d)	1,000,000	1,047,902
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/27	1,900,000	1,787,810
Central Texas Regional Mobility Authority, Revenue Bonds, Sub. Lien
Series C
5.00%, due 1/1/27	1,145,000	1,156,201
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/34	1,150,000	1,267,416
Central Texas Turnpike System, Revenue Bonds, First Tier
Series A
5.00%, due 8/15/39	1,185,000	1,237,669
Series B
5.00%, due 8/15/42 (a)	1,700,000	1,763,194
City of Amarillo, Limited General Obligation
2.00%, due 2/15/41	1,000,000	674,012
City of Arlington, Special Tax, Special Tax, Senior Lien
Series A, Insured: AGM
5.00%, due 2/15/43	250,000	253,067
City of Bryan, Limited General Obligation
2.00%, due 8/15/32	1,060,000	904,409
	Principal Amount	Value

Texas (continued)
City of Celina, The Lakes at Mustang Ranch Public Improvement Distric Major Improvement Area & Phases 2-7 Project, Special Assessment
Insured: AGC
5.00%, due 9/1/34	$ 400,000	$ 420,652
Insured: AGC
5.00%, due 9/1/35	330,000	345,737
Insured: AGC
5.00%, due 9/1/39	700,000	729,858
Insured: AGC
5.00%, due 9/1/45	1,750,000	1,769,869
City of College Station, Limited General Obligation
2.00%, due 2/15/36	1,000,000	769,905
City of Corpus Christi, Utility System, Revenue Bonds, Senior Lien
5.00%, due 7/15/28	1,000,000	1,056,600
5.00%, due 7/15/31	1,000,000	1,094,440
5.00%, due 7/15/32	1,000,000	1,103,803
City of Dallas, Limited General Obligation
Series B
5.00%, due 2/15/26	1,000,000	1,014,509
Series B
5.00%, due 2/15/26	2,110,000	2,140,615
Series B
5.00%, due 2/15/27	1,000,000	1,034,069
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (d)
Series A
5.25%, due 8/1/39	850,000	888,715
Series A
5.50%, due 8/1/42	385,000	403,848
City of Greenville, Waterworks & Sewer System, Revenue Bonds
Insured: AGM
5.00%, due 2/15/41	1,245,000	1,311,316
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series A
5.00%, due 11/15/26	1,000,000	1,030,089
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/28	365,000	386,156

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
40	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
City of Houston, Airport System, Revenue Bonds, Sub. Lien
Series A, Insured: AGM
5.25%, due 7/1/41 (d)	$ 1,000,000	$ 1,056,991
City of Houston, United Airlines, Inc., Revenue Bonds
Series B
5.50%, due 7/15/38 (d)	1,000,000	1,011,945
Comal County Water Control & Improvement District No. 6, Unlimited General Obligation
Insured: AGM
4.00%, due 9/1/43	1,615,000	1,454,473
County of Denton, Green Meadows Public Improvement District Area No. 1, Special Assessment
4.50%, due 12/31/35 (e)	1,000,000	962,111
Cypress-Fairbanks Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
2.25%, due 2/15/41	2,000,000	1,417,035
Dallas College, Unlimited General Obligation
3.00%, due 2/15/28	1,575,000	1,573,442
Dallas Fort Worth International Airport, Revenue Bonds
Series A
4.00%, due 11/1/46	250,000	229,078
Series B
5.00%, due 11/1/36	1,000,000	1,083,001
Dallas Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 2/15/42	1,500,000	996,547
Del Valle Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 6/15/39	2,000,000	1,418,801
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/37	4,000,000	4,111,932
El Paso County Hospital District, Limited General Obligation
5.00%, due 8/15/28	1,000,000	1,018,332
	Principal Amount	Value

Texas (continued)
El Paso County Hospital District, Revenue Bonds
Insured: BAM
5.00%, due 2/15/34	$ 780,000	$ 849,225
Fort Bend Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
4.00%, due 8/1/54 (a)	2,130,000	2,155,319
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/31	1,000,000	1,088,805
Series B
5.00%, due 7/1/34	3,720,000	4,095,738
Series C
5.00%, due 7/1/54 (a)	1,000,000	1,062,632
Harris County Municipal Utility District No. 423, Unlimited General Obligation
Series A, Insured: BAM
7.25%, due 4/1/26	300,000	310,308
Series A, Insured: BAM
7.25%, due 4/1/27	300,000	319,990
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Series A, Insured: AGM
6.50%, due 9/1/29	1,000,000	1,062,079
Harris County Toll Road, Revenue Bonds, Senior Lien
Series A
5.00%, due 8/15/43	2,290,000	2,319,266
Harris County Water Control & Improvement District No. 159, Unlimited General Obligation
Insured: BAM
6.375%, due 9/1/30	2,000,000	2,144,085
Headwaters Municipal Utility, Unlimited General Obligation
Series A, Insured: AGM
6.00%, due 8/15/29	3,885,000	4,084,402
Houston Higher Education Finance Corp., KIPP, Inc., Revenue Bonds
Series A, Insured: PSF-GTD
4.00%, due 2/15/39	1,000,000	957,596
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
41

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Leander Independent School District, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 8/16/30	$ 2,560,000	$ 2,098,343
Lewisville Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
3.125%, due 8/15/34	1,000,000	918,696
Lovejoy Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 2/15/39	1,000,000	717,977
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	1,500,000	1,405,119
4.25%, due 5/1/30 (d)	1,500,000	1,507,642
Mesquite Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
4.00%, due 8/15/35	1,530,000	1,532,653
Series A, Insured: PSF-GTD
4.00%, due 8/15/37	1,655,000	1,657,870
Midlothian Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/43	3,460,000	3,494,626
Nederland Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 8/15/37	780,000	674,323
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (e)
4.00%, due 8/15/27	520,000	514,867
4.00%, due 8/15/29	1,240,000	1,212,746
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Revenue Bonds (e)
Series A
4.00%, due 8/15/34	1,205,000	1,127,262
	Principal Amount	Value

Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Revenue Bonds (e) (continued)
Series A
4.50%, due 8/15/44	$ 2,590,000	$ 2,311,772
New Hope Cultural Education Facilities Finance Corp., Bella Vida Forefront Living Program, Revenue Bonds
Series B-3
4.25%, due 10/1/30	1,000,000	989,524
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
5.00%, due 11/1/31	630,000	667,028
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
5.00%, due 12/1/49	250,000	223,647
North East Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/36	2,950,000	2,964,524
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
3.00%, due 1/1/38	1,000,000	863,767
Series A
5.25%, due 1/1/38	1,000,000	1,078,227
Pecos Barstow Toyah Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/39	515,000	517,858
Insured: PSF-GTD
5.00%, due 2/15/40	2,500,000	2,511,170
Insured: PSF-GTD
5.00%, due 2/15/41	1,500,000	1,506,239
Prosper Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/15/40	1,400,000	1,192,388

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
42	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Sabine-Neches Navigation District, Waterway Project, Limited General Obligation
5.25%, due 2/15/39	$ 1,500,000	$ 1,584,101
State of Texas, College Student Loan, Unlimited General Obligation (d)
4.00%, due 8/1/30	5,000,000	4,999,186
4.00%, due 8/1/31	3,000,000	2,987,392
State of Texas, Mobility Fund, Unlimited General Obligation
Series B
5.00%, due 10/1/35	5,000,000	5,153,423
State of Texas, Transportation Commission, Unlimited General Obligation
Series A
5.00%, due 10/1/36	4,000,000	4,013,332
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA
5.75%, due 1/1/56	2,870,000	3,116,459
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.70%, due 9/15/27	600,000	600,128
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/27	1,315,000	1,349,899
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.00%, due 1/1/34	2,585,000	2,702,433
5.00%, due 1/1/55 (a)	12,000,000	12,482,762
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (d)
5.125%, due 12/31/35	1,440,000	1,497,769
5.50%, due 6/30/40	2,400,000	2,478,174
5.50%, due 6/30/41	1,500,000	1,547,241
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
5.00%, due 5/1/32	1,000,000	1,078,300
	Principal Amount	Value

Texas (continued)
Town of Trophy Club, Public Improvement District No. 1, Special Assessment
5.00%, due 9/1/32	$ 400,000	$ 415,604
		149,001,440
U.S. Virgin Islands 0.3%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	860,000	872,486
Series A
5.00%, due 10/1/30	2,460,000	2,537,992
Series A
5.00%, due 10/1/39	1,305,000	1,291,225
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C, Insured: AGM-CR
5.00%, due 10/1/30	100,000	100,520
		4,802,223
Utah 2.7%
Canyons School District, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
1.50%, due 6/15/34	2,000,000	1,514,102
Central Utah Water Conservancy District, Revenue Bonds
Series B
4.00%, due 10/1/39	1,000,000	959,127
City of Salt Lake City, Airport, Revenue Bonds (d)
Series A
5.00%, due 7/1/33	5,640,000	6,010,338
Series A
5.00%, due 7/1/42	2,870,000	2,873,657
Series A
5.25%, due 7/1/42	1,000,000	1,034,552
Series A
5.25%, due 7/1/43	1,000,000	1,029,225
City of Salt Lake City, Public Utilities, Revenue Bonds
5.00%, due 2/1/45	1,000,000	1,062,106
County of Iron, Sales Tax, Revenue Bonds
5.00%, due 10/1/49	2,925,000	3,048,241
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
43

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utah (continued)
County of Utah, Intermountain Healthcare, Inc., Revenue Bonds
Series B
5.00%, due 5/15/46	$ 1,390,000	$ 1,391,228
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/36	3,395,000	3,604,639
Series A
5.00%, due 7/1/41	900,000	933,447
Series A
5.00%, due 7/1/42	750,000	772,103
Series A
5.00%, due 7/1/44	500,000	510,141
Series A
5.25%, due 7/1/43	2,080,000	2,181,664
Jordan School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.25%, due 6/15/37	1,315,000	995,757
State of Utah, Build America Bonds, Unlimited General Obligation
Series B
3.539%, due 7/1/25	841,391	840,455
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.125%, due 6/1/41 (e)	500,000	449,496
Utah Charter School Finance Authority, Mountain West Montessori Academy, Inc., Revenue Bonds
Series A
3.125%, due 6/15/29 (e)	920,000	851,713
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/40	250,000	231,848
Utah Housing Corp., Barcelona Properties LLC, Revenue Bonds
Insured: FHLMC
3.40%, due 7/1/30	2,900,000	2,833,648
Utah Housing Corp., Revenue Bonds
Series G, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	1,485,000	1,640,603
	Principal Amount	Value

Utah (continued)
Utah Housing Corp., Revenue Bonds (continued)
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/54	$ 2,630,000	$ 2,855,149
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,500,000	1,661,014
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/31	500,000	489,890
4.00%, due 10/15/33	425,000	410,697
4.00%, due 10/15/33	500,000	487,986
4.00%, due 10/15/35	700,000	664,384
4.00%, due 10/15/36	1,000,000	951,971
4.00%, due 10/15/38	1,440,000	1,326,543
4.00%, due 10/15/39	700,000	644,946
4.00%, due 10/15/42	975,000	856,128
Series A
5.00%, due 10/15/28	460,000	470,813
5.50%, due 10/15/33	1,000,000	1,096,748
Utah Infrastructure Agency, Revenue Bonds
Series A
5.25%, due 10/15/33	1,565,000	1,604,680
		48,289,039
Virginia 1.3%
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Revenue Bonds, First Tier
Insured: AGM
5.00%, due 7/1/41	1,000,000	1,006,233
Chesapeake Redevelopment & Housing Authority, ENV-Mill Creek LP, Revenue Bonds
Insured: FHA 221(D4)
5.00%, due 6/1/26 (a)	1,001,000	1,001,853
City of Harrisonburg, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.75%, due 7/15/35	3,000,000	2,296,349

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
44	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Virginia (continued)
County of Fairfax, Unlimited General Obligation
Series A, Insured: State Aid Withholding
4.00%, due 10/1/28	$ 1,040,000	$ 1,047,721
Halifax County Industrial Development Authority, Virginia Electric and Power Co., Revenue Bonds
Series A
3.80%, due 12/1/41 (a)	1,000,000	1,008,322
Isle Wight County Industrial Development Authority, Riverside Healthcare Association Obligated Group, Revenue Bonds
Insured: AGM
5.25%, due 7/1/43	950,000	1,022,838
Insured: AGM
5.25%, due 7/1/48	1,500,000	1,585,694
Virginia Housing Development Authority, Revenue Bonds
Series F
3.625%, due 7/1/55 (a)	6,500,000	6,488,050
Virginia Port Authority, Revenue Bonds
Series B
5.00%, due 7/1/41 (d)	500,000	500,473
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (d)
5.00%, due 1/1/36	2,395,000	2,450,107
5.00%, due 7/1/37	1,000,000	1,015,618
Williamsburg Economic Development Authority, William & Mary Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/42	1,000,000	941,292
Winchester Economic Development Authority, Valley Health System, Revenue Bonds
Series A
5.00%, due 1/1/28	1,100,000	1,148,335
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Revenue Bonds
Series A
0.75%, due 10/1/40 (a)	1,500,000	1,477,644
		22,990,529
	Principal Amount	Value

Washington 0.8%
County of King, Sewer, Revenue Bonds, Junior Lien
Series A
3.85%, due 1/1/40	$ 655,000	$ 646,440
Franklin County School District No. 1, Pasco, Unlimited General Obligation
Insured: School Bond Guaranty
5.50%, due 12/1/40	1,000,000	1,103,494
Port of Seattle, Revenue Bonds
Series B
5.25%, due 7/1/49 (d)	1,000,000	1,028,730
Port of Tacoma, Revenue Bonds
Series B
5.00%, due 12/1/43 (d)	925,000	930,242
Skagit County Public Hospital District No. 1, Revenue Bonds
5.50%, due 12/1/38	450,000	478,894
Snohomish County Public Utility District No. 1, Electric System, Revenue Bonds
5.00%, due 12/1/40	1,500,000	1,502,167
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series R-2021A
5.00%, due 6/1/38	1,000,000	1,058,244
State of Washington, Various Purpose, Unlimited General Obligation
Series D
5.00%, due 2/1/40	5,000,000	5,063,025
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Center, Revenue Bonds
Series A
4.00%, due 3/1/41	850,000	793,033
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B, Insured: AGM-CR
4.00%, due 7/1/36	1,000,000	989,038
Washington State Housing Finance Commission, Revenue Bonds
Series 2
4.084%, due 3/20/40 (a)	1,743,936	1,605,493
		15,198,800
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
45

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
West Virginia 0.2%
West Virginia Economic Development Authority, Appalachian Power Co., Revenue Bonds
Series A
3.375%, due 3/1/40 (a)	$ 1,000,000	$ 987,676
West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/39	1,125,000	1,132,864
West Virginia Hospital Finance Authority, Vandalia Health, Inc., Revenue Bonds
Series B, Insured: AGM
5.125%, due 9/1/42	1,250,000	1,309,562
West Virginia Housing Development Fund, Revenue Bonds
Series A
3.65%, due 11/1/33	1,095,000	1,062,994
		4,493,096
Wisconsin 1.8%
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series ML-27, Insured: FHLMC
4.759%, due 8/25/41	6,688,081	6,926,968
Hudson School District, Unlimited General Obligation
2.25%, due 3/1/27	500,000	485,836
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/32 (e)	1,160,000	1,106,971
5.875%, due 4/1/45	2,000,000	2,000,701
Public Finance Authority, Pinecrest Academy of Nevada, Revenue Bonds (e)
Series A
4.00%, due 7/15/34	200,000	189,424
Series A
4.00%, due 7/15/39	250,000	225,015
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (d)	2,225,000	2,092,938
	Principal Amount	Value

Wisconsin (continued)
Public Finance Authority, WFCS Holdings LLC, Revenue Bonds
Series A-1
4.50%, due 1/1/35 (e)	$ 2,200,000	$ 2,122,484
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (e)
Series A
5.00%, due 10/1/25	555,000	555,285
Series A
5.00%, due 10/1/28	335,000	338,430
Series A
5.00%, due 10/1/34	250,000	249,589
Public Finance Authority, Campus Real Estate Holding Corp. LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/35	1,250,000	1,286,878
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 6/15/38	355,000	370,668
Series A
5.25%, due 6/15/45	250,000	255,986
University of Wisconsin Hospitals & Clinics, Revenue Bonds
Series B
5.00%, due 4/1/54 (a)	1,100,000	1,191,727
Wisconsin Center District, Revenue Bonds, Junior Lien
Series D, Insured: AGM Moral Obligation
(zero coupon), due 12/15/37	2,220,000	1,240,038
Wisconsin Health & Educational Facilities Authority, Milwaukee Science Education Consortium, Inc. (The), Revenue Bonds
Series A
4.50%, due 3/15/33	365,000	367,165
Wisconsin Health & Educational Facilities Authority, Milwaukee Regional Medical Center (The), Revenue Bonds
5.00%, due 4/1/37	1,150,000	1,182,333

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
46	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, Home Ownership, Revenue Bonds
Series A
3.00%, due 3/1/52	$ 3,120,000	$ 3,033,380
Series A, Insured: GNMA / FNMA / FHLMC
3.625%, due 3/1/34	1,500,000	1,446,787
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 9/1/54	965,000	1,035,757
Wisconsin Housing & Economic Development Authority, New Hampton Apartment LLC, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 12/1/27 (a)	3,500,000	3,585,814
Wisconsin Housing & Economic Development Authority Home Ownership, Sustainable Bond, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
4.25%, due 9/1/44	700,000	660,397
Series B, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/39	1,000,000	1,038,054
		32,988,625
Wyoming 0.3%
County of Campbell, Basin Electric Power Cooperative, Revenue Bonds
Series A
3.625%, due 7/15/39	1,880,000	1,643,373
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AGM-CR
5.00%, due 6/15/28	3,000,000	3,155,822
Wyoming Community Development Authority, Revenue Bonds
Series 1, Insured: GNMA / FNMA / FHLMC
4.30%, due 12/1/40	1,000,000	987,966
		5,787,161
Total Long-Term Municipal Bonds (Cost $1,760,723,230)		1,747,819,941
	Principal Amount	Value
Short-Term Municipal Notes 1.6%
California 1.0%
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A-7
3.70%, due 7/1/35 (f)	$ 17,500,000	$ 17,500,000
Georgia 0.6%
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project, Revenue Bonds
Series 1
2.40%, due 11/1/52 (f)	11,000,000	11,000,000
Total Short-Term Municipal Notes (Cost $28,500,000)		28,500,000
Total Municipal Bonds (Cost $1,789,223,230)		1,776,319,941

	Shares
Short-Term Investment 0.2%
Unaffiliated Investment Company 0.2%
Dreyfus Government Cash Management - Institutional Shares, 4.237% (g)	3,529,477	3,529,477
Total Short-Term Investment (Cost $3,529,477)		3,529,477
Total Investments (Cost $1,792,752,707)	98.7%	1,779,849,418
Other Assets, Less Liabilities	1.3	23,826,713
Net Assets	100.0%	$ 1,803,676,131

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2025.
(b)	Issue in default.
(c)	Issue in non-accrual status.
(d)	Interest on these securities was subject to alternative minimum tax.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
47

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of April 30, 2025.
Futures Contracts
As of April 30, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(310)	June 2025	$ (34,917,876)	$ (35,567,656)	$ (649,780)
U.S. Treasury Long Bonds	(335)	June 2025	(39,497,620)	(39,069,375)	428,245
Net Unrealized Depreciation					$ (221,535)

1.	As of April 30, 2025, cash in the amount of $2,030,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2025.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FGIC—Financial Guaranty Insurance Company
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
48	NYLI MacKay Strategic Muni Allocation Fund

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,747,819,941	$ —	$ 1,747,819,941
Short-Term Municipal Notes	—	28,500,000	—	28,500,000
Total Municipal Bonds	—	1,776,319,941	—	1,776,319,941
Short-Term Investment
Unaffiliated Investment Company	3,529,477	—	—	3,529,477
Total Investments in Securities	3,529,477	1,776,319,941	—	1,779,849,418
Other Financial Instruments
Futures Contracts (b)	428,245	—	—	428,245
Total Investments in Securities and Other Financial Instruments	$ 3,957,722	$ 1,776,319,941	$ —	$ 1,780,277,663
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (649,780)	$ —	$ —	$ (649,780)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
49

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (identified cost $1,792,752,707)	$1,779,849,418
Cash collateral on deposit at broker for futures contracts	2,030,000
Receivables:
Interest	22,788,621
Fund shares sold	18,548,607
Investment securities sold	1,629,990
Variation margin on futures contracts	156,249
Other assets	142,193
Total assets	1,825,145,078
Liabilities
Due to custodian	9,902
Payables:
Investment securities purchased	16,766,355
Fund shares redeemed	3,119,408
Manager (See Note 3)	579,266
Transfer agent (See Note 3)	120,324
NYLIFE Distributors (See Note 3)	64,990
Professional fees	24,757
Custodian	15,612
Distributions payable	768,333
Total liabilities	21,468,947
Net assets	$1,803,676,131
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$194,335
Additional paid-in-capital	1,858,836,090
1,859,030,425
Total distributable earnings (loss)	(55,354,294)
Net assets	$1,803,676,131
Class A
Net assets applicable to outstanding shares	$205,986,903
Shares of beneficial interest outstanding	22,165,623
Net asset value per share outstanding	$9.29
Maximum sales charge (3.00% of offering price)	0.29
Maximum offering price per share outstanding	$9.58
Investor Class
Net assets applicable to outstanding shares	$61,284
Shares of beneficial interest outstanding	6,603
Net asset value per share outstanding	$9.28
Maximum sales charge (2.50% of offering price)	0.24
Maximum offering price per share outstanding	$9.52
Class C
Net assets applicable to outstanding shares	$13,485,274
Shares of beneficial interest outstanding	1,453,724
Net asset value and offering price per share outstanding	$9.28
Class C2
Net assets applicable to outstanding shares	$2,716,214
Shares of beneficial interest outstanding	292,692
Net asset value and offering price per share outstanding	$9.28
Class I
Net assets applicable to outstanding shares	$1,437,059,147
Shares of beneficial interest outstanding	154,878,819
Net asset value and offering price per share outstanding	$9.28
Class R6
Net assets applicable to outstanding shares	$11,959,900
Shares of beneficial interest outstanding	1,289,372
Net asset value and offering price per share outstanding	$9.28
Class Z
Net assets applicable to outstanding shares	$132,407,409
Shares of beneficial interest outstanding	14,247,882
Net asset value per share outstanding	$9.29
Maximum sales charge (3.00% of offering price)	0.29
Maximum offering price per share outstanding	$9.58

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
50	NYLI MacKay Strategic Muni Allocation Fund

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$34,621,020
Expenses
Manager (See Note 3)	3,384,006
Distribution/Service—Class A (See Note 3)	237,542
Distribution/Service—Investor Class (See Note 3)	75
Distribution/Service—Class C (See Note 3)	33,710
Distribution/Service—Class C2 (See Note 3)	7,935
Distribution/Service—Class Z (See Note 3)	105,165
Transfer agent (See Note 3)	360,282
Registration	115,401
Professional fees	76,201
Custodian	71,731
Shareholder communication	23,877
Trustees	18,782
Miscellaneous	27,133
Total expenses	4,461,840
Net investment income (loss)	30,159,180
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(12,274,975)
Futures transactions	290,734
Net realized gain (loss)	(11,984,241)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(23,993,088)
Futures contracts	(221,535)
Net change in unrealized appreciation (depreciation)	(24,214,623)
Net realized and unrealized gain (loss)	(36,198,864)
Net increase (decrease) in net assets resulting from operations	$(6,039,684)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
51

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$30,159,180	$38,173,137
Net realized gain (loss)	(11,984,241)	(7,794,563)
Net change in unrealized appreciation (depreciation)	(24,214,623)	36,904,224
Net increase (decrease) in net assets resulting from operations	(6,039,684)	67,282,798
Distributions to shareholders:
Class A	(3,265,424)	(4,392,257)
Investor Class	(1,013)	(1,790)
Class C	(212,369)	(311,198)
Class C2	(36,557)	(43,375)
Class I	(24,666,043)	(34,606,109)
Class R6	(147,153)	(53,957)
Class Z	(2,483,385)	(1,554,777)
Total distributions to shareholders	(30,811,944)	(40,963,463)
Capital share transactions:
Net proceeds from sales of shares	626,435,285	970,495,147
Net asset value of shares issued in connection with the acquisition of Aquila Churchill Tax-Free Fund of Kentucky	—	138,190,908
Net asset value of shares issued in connection with the acquisition of Aquila Narragansett Tax-Free Income Fund	—	137,747,250
Net asset value of shares issued to shareholders in reinvestment of distributions	26,690,776	35,834,295
Cost of shares redeemed	(325,653,371)	(347,856,715)
Increase (decrease) in net assets derived from capital share transactions	327,472,690	934,410,885
Net increase (decrease) in net assets	290,621,062	960,730,220
Net Assets
Beginning of period	1,513,055,069	552,324,849
End of period	$1,803,676,131	$1,513,055,069
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
52	NYLI MacKay Strategic Muni Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	May 1, 2023 through October 31,	Year Ended April 30,			June 28, 2019^ through April 30,
Class A	2025*	2024	2023#	2023	2022	2021	2020
Net asset value at beginning of period	$9.48	$9.06	$9.47	$9.50	$10.43	$9.65	$10.00
Net investment income (loss)	0.16(a)	0.31(a)	0.15(a)	0.26(a)	0.12(a)	0.15(a)	0.14
Net realized and unrealized gain (loss)	(0.19)	0.44	(0.40)	(0.01)	(0.78)	0.82	(0.29)
Total from investment operations	(0.03)	0.75	(0.25)	0.25	(0.66)	0.97	(0.15)
Less distributions:
From net investment income	(0.16)	(0.33)	(0.16)	(0.26)	(0.17)	(0.19)	(0.14)
From net realized gain on investments	—	—	—	(0.02)	(0.10)	—	(0.06)
Total distributions	(0.16)	(0.33)	(0.16)	(0.28)	(0.27)	(0.19)	(0.20)
Net asset value at end of period	$9.29	$9.48	$9.06	$9.47	$9.50	$10.43	$9.65
Total investment return (b)	(0.32)%	8.35%	(2.63)%	2.73%	(6.54)%	10.02%	(1.44)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.36%††	3.22%	3.09%††	2.78%	1.22%	1.47%	1.39%††
Net expenses	0.73%††	0.75%	0.77%††	0.77%	0.77%	0.72%	0.77%††
Expenses (before waiver/reimbursement)	0.73%††	0.75%	0.81%††	0.84%	0.97%	0.98%	1.12%††
Portfolio turnover rate (c)	36%	37%	12%	81%	32%	66%	108%
Net assets at end of period (in 000's)	$205,987	$171,979	$63,006	$43,203	$5,246	$454	$136

*	Unaudited.
#	The Fund changed its fiscal year end from April 30 to October 31.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
53

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	May 1, 2023 through October 31, 2023#	Year Ended April 30,			June 28, 2019^ through April 30,
Investor Class	2025*	2024		2023	2022	2021	2020
Net asset value at beginning of period	$9.47	$9.05	$9.46	$9.49	$10.41	$9.65	$10.00
Net investment income (loss)	0.16(a)	0.30(a)	0.14(a)	0.21(a)	0.11(a)	0.13(a)	0.14
Net realized and unrealized gain (loss)	(0.19)	0.45	(0.39)	0.03	(0.79)	0.80	(0.29)
Total from investment operations	(0.03)	0.75	(0.25)	0.24	(0.68)	0.93	(0.15)
Less distributions:
From net investment income	(0.16)	(0.33)	(0.16)	(0.25)	(0.14)	(0.17)	(0.14)
From net realized gain on investments	—	—	—	(0.02)	(0.10)	—	(0.06)
Total distributions	(0.16)	(0.33)	(0.16)	(0.27)	(0.24)	(0.17)	(0.20)
Net asset value at end of period	$9.28	$9.47	$9.05	$9.46	$9.49	$10.41	$9.65
Total investment return (b)	(0.34)%	8.32%	(2.69)%	2.58%	(6.69)%	9.65%	(1.56)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.32%††	3.21%	2.98%††	2.23%	1.04%	1.23%	1.30%††
Net expenses	0.78%††	0.79%	0.89%††	0.92%	0.97%	0.98%	0.79%††
Expenses (before waiver/reimbursement)	0.78%††	0.79%	0.93%††	0.99%	1.17%	1.24%	1.14%††
Portfolio turnover rate (c)	36%	37%	12%	81%	32%	66%	108%
Net assets at end of period (in 000's)	$61	$53	$48	$100	$46	$33	$34

*	Unaudited.
#	The Fund changed its fiscal year end from April 30 to October 31.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
54	NYLI MacKay Strategic Muni Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	May 1, 2023 through October 31,	Year Ended April 30,			June 28, 2019^ through April 30,
Class C	2025*	2024	2023#	2023	2022	2021	2020
Net asset value at beginning of period	$9.47	$9.04	$9.45	$9.48	$10.42	$9.65	$10.00
Net investment income (loss)	0.14(a)	0.28(a)	0.13(a)	0.22(a)	0.08(a)	0.10(a)	0.12
Net realized and unrealized gain (loss)	(0.18)	0.46	(0.39)	(0.01)	(0.80)	0.81	(0.29)
Total from investment operations	(0.04)	0.74	(0.26)	0.21	(0.72)	0.91	(0.17)
Less distributions:
From net investment income	(0.15)	(0.31)	(0.15)	(0.22)	(0.12)	(0.14)	(0.12)
From net realized gain on investments	—	—	—	(0.02)	(0.10)	—	(0.06)
Total distributions	(0.15)	(0.31)	(0.15)	(0.24)	(0.22)	(0.14)	(0.18)
Net asset value at end of period	$9.28	$9.47	$9.04	$9.45	$9.48	$10.42	$9.65
Total investment return (b)	(0.47)%	8.17%	(2.82)%	2.31%	(7.12)%	9.49%	(1.76)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.07%††	2.95%	2.74%††	2.34%	0.76%	0.97%	1.11%††
Net expenses	1.03%††	1.03%	1.13%††	1.18%	1.22%	1.23%	1.03%††
Expenses (before waiver/reimbursement)	1.03%††	1.03%	1.17%††	1.25%	1.42%	1.49%	1.38%††
Portfolio turnover rate (c)	36%	37%	12%	81%	32%	66%	108%
Net assets at end of period (in 000's)	$13,485	$12,758	$5,072	$3,291	$558	$113	$79

*	Unaudited.
#	The Fund changed its fiscal year end from April 30 to October 31.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
55

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	May 1 2023 through October 31,	December 13, 2022^ through April 30, 2023
Class C2	2025	2024	2023#
Net asset value at beginning of period	$9.47	$9.04	$9.45	$9.43*
Net investment income (loss) (a)	0.14	0.26	0.12	0.09
Net realized and unrealized gain (loss)	(0.19)	0.46	(0.39)	0.03
Total from investment operations	(0.05)	0.72	(0.27)	0.12
Less distributions:
From net investment income	(0.14)	(0.29)	(0.14)	(0.10)
Net asset value at end of period	$9.28	$9.47	$9.04	$9.45
Total investment return (b)	(0.54)%	8.00%	(2.89)%	1.29%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.92%††	2.78%	2.59%††	2.49%††
Net expenses	1.18%††	1.18%	1.28%††	1.34%††
Expenses (before waiver/reimbursement)	1.18%††	1.18%	1.32%††	1.41%††
Portfolio turnover rate (c)	36%	37%	12%	81%
Net assets at end of period (in 000's)	$2,716	$2,139	$301	$214

*	Based on the net asset value of Class C as of December 13, 2022.
#	The Fund changed its fiscal year end from April 30 to October 31.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
56	NYLI MacKay Strategic Muni Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	May 1, 2023 through October 31,	Year Ended April 30,			June 28, 2019^ through April 30,
Class I	2025*	2024	2023#	2023	2022	2021	2020
Net asset value at beginning of period	$9.47	$9.04	$9.45	$9.48	$10.42	$9.65	$10.00
Net investment income (loss)	0.17(a)	0.33(a)	0.16(a)	0.27(a)	0.15(a)	0.18(a)	0.16
Net realized and unrealized gain (loss)	(0.19)	0.46	(0.39)	0.00‡	(0.80)	0.81	(0.29)
Total from investment operations	(0.02)	0.79	(0.23)	0.27	(0.65)	0.99	(0.13)
Less distributions:
From net investment income	(0.17)	(0.36)	(0.18)	(0.28)	(0.19)	(0.22)	(0.16)
From net realized gain on investments	—	—	—	(0.02)	(0.10)	—	(0.06)
Total distributions	(0.17)	(0.36)	(0.18)	(0.30)	(0.29)	(0.22)	(0.22)
Net asset value at end of period	$9.28	$9.47	$9.04	$9.45	$9.48	$10.42	$9.65
Total investment return (b)	(0.20)%	8.75%	(2.52)%	2.99%	(6.43)%	10.28%	(1.35)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.61%††	3.48%	3.34%††	2.90%	1.49%	1.72%	1.57%††
Net expenses	0.48%††	0.50%	0.52%††	0.52%	0.51%	0.50%	0.53%††
Expenses (before waiver/reimbursement)	0.48%††	0.50%	0.56%††	0.59%	0.71%	0.76%	0.88%††
Portfolio turnover rate (c)	36%	37%	12%	81%	32%	66%	108%
Net assets at end of period (in 000's)	$1,437,059	$1,169,533	$483,873	$310,246	$92,126	$61,183	$51,059

*	Unaudited.
#	The Fund changed its fiscal year end from April 30 to October 31.
^	Inception date.
††	Annualized.
‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
57

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	May 1, 2023 through October 31,	Year Ended April 30,			June 28, 2019^ through April 30,
Class R6	2025*	2024	2023#	2023	2022	2021	2020
Net asset value at beginning of period	$9.46	$9.04	$9.45	$9.48	$10.42	$9.65	$10.00
Net investment income (loss)	0.17(a)	0.33(a)	0.16(a)	0.26(a)	0.16(a)	0.18(a)	0.17
Net realized and unrealized gain (loss)	(0.18)	0.45	(0.39)	0.02	(0.80)	0.81	(0.29)
Total from investment operations	(0.01)	0.78	(0.23)	0.28	(0.64)	0.99	(0.12)
Less distributions:
From net investment income	(0.17)	(0.36)	(0.18)	(0.29)	(0.20)	(0.22)	(0.17)
From net realized gain on investments	—	—	—	(0.02)	(0.10)	—	(0.06)
Total distributions	(0.17)	(0.36)	(0.18)	(0.31)	(0.30)	(0.22)	(0.23)
Net asset value at end of period	$9.28	$9.46	$9.04	$9.45	$9.48	$10.42	$9.65
Total investment return (b)	(0.07)%	8.69%	(2.50)%	3.01%	(6.41)%	10.28%	(1.32)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.64%††	3.44%	3.38%††	2.75%	1.51%	1.72%	1.60%††
Net expenses	0.44%††	0.45%	0.50%††	0.50%	0.50%	0.50%	0.50%††
Expenses (before waiver/reimbursement)	0.44%††	0.45%	0.51%††	0.55%	0.70%	0.77%	0.86%††
Portfolio turnover rate (c)	36%	37%	12%	81%	32%	66%	108%
Net assets at end of period (in 000's)	$11,960	$5,293	$26	$26	$25	$27	$25

*	Unaudited.
#	The Fund changed its fiscal year end from April 30 to October 31.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

	Six months ended April 30,	July 19, 2024^ through October 31,
Class Z	2025*	2024
Net asset value at beginning of period	$9.48	$9.53
Net investment income (loss) (a)	0.16	0.09
Net realized and unrealized gain (loss)	(0.18)	(0.05)
Total from investment operations	(0.02)	0.04
Less distributions:
From net investment income	(0.17)	(0.09)
Net asset value at end of period	$9.29	$9.48
Total investment return (b)	(0.27)%	0.44%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	3.46%	3.24%
Net expenses††	0.63%	0.66%
Portfolio turnover rate (c)	36%	37%
Net assets at end of period (in 000’s)	$132,407	$151,299

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
58	NYLI MacKay Strategic Muni Allocation Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Strategic Muni Allocation Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 28, 2019
Investor Class	June 28, 2019
Class C	June 28, 2019
Class C2	December 13, 2022
Class I	June 28, 2019
Class R6	June 28, 2019
Class Z	July 19, 2024
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C and Class C2 shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C and Class C2 shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C and Class C2 shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Class Z shares are generally only available to existing holders of Class Z shares of the Fund. An investment minimum of $1,000 for Class Z shares applies and there is no subsequent investment minimum. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C and Class C2 shares are subject to higher distribution and/or service fees than Class A, Class Z and
Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from regular federal income tax.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining

59

Notes to Financial Statements (Unaudited) (continued)
appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which

60	NYLI MacKay Strategic Muni Allocation Fund

there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from
61

Notes to Financial Statements (Unaudited) (continued)
non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico as of April 30, 2025, that represent 3.7% of the Fund’s net assets, of which none are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum

62	NYLI MacKay Strategic Muni Allocation Fund

exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(J) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of April 30, 2025:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$428,245	$428,245
Total Fair Value	$428,245	$428,245

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(649,780)	$(649,780)
Total Fair Value	$(649,780)	$(649,780)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$290,734	$290,734
Total Net Realized Gain (Loss)	$290,734	$290,734

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$(221,535)	$(221,535)
Total Net Change in Unrealized Appreciation (Depreciation)	$(221,535)	$(221,535)

Average Notional Amount	Total
Futures Contracts Short	$(54,817,344)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.40% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily net assets: Class A, 0.77%, Class R6, 0.50% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement, to Investor Class, Class C, Class C2 and Class I shares. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
63

Notes to Financial Statements (Unaudited) (continued)
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $3,384,006 and paid the Subadvisor fees in the amount of $1,692,059.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class C2 Plan, Class C2 shares pay the Distributor a monthly distribution fee at an annual rate of 0.40% of the average daily net assets of the Class C2 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C2 shares, for a total 12b-1 fee of 0.65%. Pursuant to the Class Z Plan, Class Z shares pay the Distributor a monthly distribution fee at an annual rate of 0.15% of the average daily net assets of the Class Z shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $4,198 and $23, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Class C and Class Z shares during the six-month period ended April 30, 2025, of $26,114, $2,911 and $713, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$40,223	$—
Investor Class	27	—
Class C	5,995	—
Class C2	1,088	—
Class I	282,903	—
Class R6	159	—
Class Z	29,887	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.

64	NYLI MacKay Strategic Muni Allocation Fund

(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$27,286	0.0%‡
Investor Class	27,056	44.1
Class C	26,667	0.2
Class C2	26,349	1.0
Class R6	27,688	0.2

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,796,179,518	$6,697,217	$(23,027,317)	$(16,330,100)
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $26,189,487 of which $10,364,481 is subject to a limitation. This limitation is due to Internal Revenue Code Sections 381-384. Capital loss carryforwards, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund subject to the limitation described above.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$6,548	$19,641
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$1,472,288
Exempt Interest Dividends	39,491,175
Total	$40,963,463
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $949,591 and $605,276, respectively.
65

Notes to Financial Statements (Unaudited) (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	7,509,302	$70,631,976
Shares issued to shareholders in reinvestment of distributions	285,987	2,702,035
Shares redeemed	(3,766,602)	(35,430,450)
Net increase (decrease)	4,028,687	$37,903,561
Year ended October 31, 2024:
Shares sold	14,117,435	$134,345,184
Shares issued in connection with the acquisition of Aquila Churchill Tax-Free Fund of Kentucky	646,110	6,154,842
Shares issued in connection with the acquisition of Aquila Narragansett Tax-Free Income Fund	6,852	65,269
Shares issued to shareholders in reinvestment of distributions	391,419	3,723,820
Shares redeemed	(3,984,437)	(37,812,383)
Net increase (decrease) in shares outstanding before conversion	11,177,379	106,476,732
Shares converted into Class A (See Note 1)	2,831	26,809
Net increase (decrease)	11,180,210	$106,503,541

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	861	$8,205
Shares issued to shareholders in reinvestment of distributions	107	1,013
Shares redeemed	(2)	(17)
Net increase (decrease)	966	$9,201
Year ended October 31, 2024:
Shares sold	270	$2,542
Shares issued to shareholders in reinvestment of distributions	188	1,790
Shares redeemed	(110)	(1,017)
Net increase (decrease)	348	$3,315

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	307,501	$2,915,881
Shares issued to shareholders in reinvestment of distributions	17,643	166,431
Shares redeemed	(219,209)	(2,068,061)
Net increase (decrease)	105,935	$1,014,251
Year ended October 31, 2024:
Shares sold	882,106	$8,349,377
Shares issued in connection with the acquisition of Aquila Churchill Tax-Free Fund of Kentucky	97,639	928,442
Shares issued in connection with the acquisition of Aquila Narragansett Tax-Free Income Fund	66,690	634,152
Shares issued to shareholders in reinvestment of distributions	26,485	251,515
Shares redeemed	(283,288)	(2,689,264)
Net increase (decrease) in shares outstanding before conversion	789,632	7,474,222
Shares converted from Class C (See Note 1)	(2,834)	(26,809)
Net increase (decrease)	786,798	$7,447,413

Class C2	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	101,423	$948,721
Shares issued to shareholders in reinvestment of distributions	3,876	36,557
Shares redeemed	(38,532)	(359,504)
Net increase (decrease)	66,767	$625,774
Year ended October 31, 2024:
Shares sold	199,714	$1,897,390
Shares issued to shareholders in reinvestment of distributions	4,564	43,375
Shares redeemed	(11,621)	(110,888)
Net increase (decrease)	192,657	$1,829,877

66	NYLI MacKay Strategic Muni Allocation Fund

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	57,502,350	$541,792,026
Shares issued to shareholders in reinvestment of distributions	2,285,409	21,554,379
Shares redeemed	(28,444,606)	(266,154,692)
Net increase (decrease) in shares outstanding before conversion	31,343,153	297,191,713
Shares converted into Class I (See Note 1)	4,325	40,820
Net increase (decrease)	31,347,478	$297,232,533
Year ended October 31, 2024:
Shares sold	86,722,672	$818,914,462
Shares issued in connection with the acquisition of Aquila Churchill Tax-Free Fund of Kentucky	3,741,429	35,584,354
Shares issued in connection with the acquisition of Aquila Narragansett Tax-Free Income Fund	6,527,358	62,081,045
Shares issued to shareholders in reinvestment of distributions	3,206,904	30,464,493
Shares redeemed	(30,195,658)	(285,808,759)
Net increase (decrease) in shares outstanding before conversion	70,002,705	661,235,595
Shares converted into Class I (See Note 1)	20,653	196,406
Net increase (decrease)	70,023,358	$661,432,001

Class R6	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	978,911	$9,187,625
Shares issued to shareholders in reinvestment of distributions	15,625	147,144
Shares redeemed	(264,426)	(2,494,679)
Net increase (decrease)	730,110	$6,840,090
Year ended October 31, 2024:
Shares sold	697,136	$6,628,238
Shares issued to shareholders in reinvestment of distributions	5,658	53,957
Shares redeemed	(146,361)	(1,400,203)
Net increase (decrease)	556,433	$5,281,992

Class Z	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	100,454	$950,851
Shares issued to shareholders in reinvestment of distributions	220,352	2,083,217
Shares redeemed	(2,024,266)	(19,145,968)
Net increase (decrease) in shares outstanding before conversion	(1,703,460)	(16,111,900)
Shares converted from Class Z (See Note 1)	(4,321)	(40,820)
Net increase (decrease)	(1,707,781)	$(16,152,720)
Year ended October 31, 2024:(a)
Shares sold	37,374	$357,954
Shares issued in connection with the acquisition of Aquila Churchill Tax-Free Fund of Kentucky	10,027,637	95,523,270
Shares issued in connection with the acquisition of Aquila Narragansett Tax-Free Income Fund	7,869,702	74,966,784
Shares issued to shareholders in reinvestment of distributions	135,563	1,295,345
Shares redeemed	(2,094,004)	(20,034,201)
Net increase (decrease) in shares outstanding before conversion	15,976,272	152,109,152
Shares converted from Class Z (See Note 1)	(20,609)	(196,406)
Net increase (decrease)	15,955,663	$151,912,746

(a)	The inception of the class was July 19, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
67

Notes to Financial Statements (Unaudited) (continued)
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
68	NYLI MacKay Strategic Muni Allocation Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
69

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

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the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
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Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
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overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
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respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
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The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
76

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
77

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
78

NYLI Asset Allocation Funds

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025
NYLI Conservative Allocation Fund
NYLI Moderate Allocation Fund
NYLI Growth Allocation Fund
NYLI Equity Allocation Fund

NYLI Conservative Allocation Fund
Portfolio of Investments April 30, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.9%
Equity Funds 38.2%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	519,294	$ 5,400,452
NYLI Candriam International Equity ETF	188,313	5,931,860
NYLI Candriam U.S. Large Cap Equity ETF	226,423	10,192,228
NYLI Candriam U.S. Mid Cap Equity ETF	258,461	7,713,355
NYLI Epoch Capital Growth Fund Class I	85,830	1,261,433
NYLI Epoch International Choice Fund Class I	151,403	6,367,437
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	457,411	9,611,294
NYLI Fiera SMID Growth Fund Class R6	513,807	7,857,232
NYLI FTSE International Equity Currency Neutral ETF	262,492	7,344,526
NYLI MacKay Convertible Fund Class I	394,418	7,261,155
NYLI PineStone International Equity Fund Class R6	278,776	4,716,056
NYLI PineStone U.S. Equity Fund Class R6	544,733	10,021,617
NYLI Winslow Large Cap Growth ETF (a)	248,838	10,942,104
NYLI WMC Enduring Capital Fund Class R6 (a)	241,914	9,607,549
NYLI WMC Growth Fund Class R6 (a)	227,523	10,877,296
NYLI WMC International Research Equity Fund Class I	758,274	6,384,746
NYLI WMC Small Companies Fund Class I (a)	287,764	6,738,115
NYLI WMC Value Fund Class R6	290,640	9,141,172
Total Equity Funds (Cost $112,170,100)		137,369,627
Fixed Income Funds 51.7%
NYLI Candriam Emerging Markets Debt Fund Class I (a)	922,016	7,021,057
NYLI Floating Rate Fund Class R6 (a)	2,077,776	18,066,054
NYLI MacKay Core Plus Bond ETF (a)	1,827,150	38,430,080
NYLI MacKay High Income ETF (a)	228,848	5,872,057
NYLI MacKay High Yield Corporate Bond Fund Class R6	1,162,903	5,944,645
NYLI MacKay Securitized Income ETF (a)	1,152,407	29,957,281
NYLI MacKay Short Duration High Income Fund Class I	845,976	7,940,750
NYLI MacKay Total Return Bond Fund Class R6 (a)	4,235,047	38,878,152
NYLI MacKay U.S. Infrastructure Bond Fund Class R6 (a)	3,981,791	30,337,268
	Shares	Value

Fixed Income Funds (continued)
NYLI Short Term Bond Fund Class I (a)	398,704	$ 3,652,968
Total Fixed Income Funds (Cost $187,347,325)		186,100,312
Total Affiliated Investment Companies (Cost $299,517,425)		323,469,939
Short-Term Investment 9.7%
Affiliated Investment Company 9.7%
NYLI U.S. Government Liquidity Fund, 4.167% (b)	34,757,756	34,757,756
Total Short-Term Investment (Cost $34,757,756)	9.7%	34,757,756
Total Investments (Cost $334,275,181)	99.6%	358,227,695
Other Assets, Less Liabilities	0.4	1,445,812
Net Assets	100.0%	$ 359,673,507

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of April 30, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of April 30, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI 500 International ETF	$ 197	$ —	$ (192)	$ 46	$ (51)	$ —	$ —	$ —	—
NYLI Candriam Emerging Markets Debt Fund Class I	—	7,692	(482)	(3)	(186)	7,021	95	—	922
NYLI Candriam Emerging Markets Equity Fund Class R6	5,771	146	(431)	24	(110)	5,400	40	—	519
NYLI Candriam International Equity ETF	5,861	211	(529)	6	383	5,932	45	—	188
NYLI Candriam U.S. Large Cap Equity ETF	10,869	230	(490)	25	(442)	10,192	63	—	226
NYLI Candriam U.S. Mid Cap Equity ETF	8,520	733	(890)	73	(723)	7,713	53	—	258
NYLI CBRE NextGen Real Estate ETF	1,568	—	(1,547)	117	(138)	—	—	—	—
NYLI Epoch Capital Growth Fund Class I	1,345	62	(81)	5	(69)	1,262	8	52	86
NYLI Epoch International Choice Fund Class I	6,021	682	(606)	(7)	278	6,368	98	—	151
NYLI Epoch U.S. Equity Yield Fund Class R6	10,008	964	(279)	(24)	(1,058)	9,611	142	734	457
NYLI Fiera SMID Growth Fund Class R6	8,656	1,162	(1,190)	77	(848)	7,857	—	220	514
NYLI Floating Rate Fund Class R6	19,442	943	(1,919)	(55)	(345)	18,066	684	—	2,078
NYLI FTSE International Equity Currency Neutral ETF	7,609	23	(646)	163	196	7,345	70	4	262
NYLI MacKay Convertible Fund Class I	7,688	344	(397)	12	(386)	7,261	207	138	394
NYLI MacKay Core Plus Bond ETF (a)	41,101	421	(2,835)	(165)	(92)	38,430	1,234	—	1,827
NYLI MacKay High Income ETF (b)	6,378	37	(289)	1	(255)	5,872	261	84	229
NYLI MacKay High Yield Corporate Bond Fund Class R6	6,389	231	(568)	5	(112)	5,945	194	—	1,163
NYLI MacKay Securitized Income ETF	31,802	327	(2,335)	23	140	29,957	1,012	67	1,152
NYLI MacKay Short Duration High Income Fund Class I	16,295	377	(8,619)	(87)	(25)	7,941	377	—	846
NYLI MacKay Total Return Bond Fund Class R6	41,050	1,333	(3,667)	(648)	810	38,878	1,080	—	4,235
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	31,867	994	(2,744)	(28)	248	30,337	713	—	3,982
NYLI PineStone International Equity Fund Class R6	4,934	632	(847)	7	(10)	4,716	36	—	279
NYLI PineStone U.S. Equity Fund Class R6	10,255	476	(268)	(9)	(432)	10,022	60	103	545
NYLI Short Term Bond Fund Class I	3,867	134	(368)	—(c)	20	3,653	87	—	399
NYLI U.S. Government Liquidity Fund	37,865	38,107	(41,214)	—	—	34,758	769	—	34,758
NYLI Winslow Large Cap Growth ETF	8,475	3,174	(245)	(5)	(457)	10,942	—	150	249
NYLI Winslow Large Cap Growth Fund Class R6	2,884	279	(3,155)	1,767	(1,775)	—	—	280	—
NYLI WMC Enduring Capital Fund Class R6	9,540	351	(472)	(9)	198	9,608	54	—	242
NYLI WMC Growth Fund Class R6	10,961	1,005	(543)	5	(551)	10,877	—	422	228
NYLI WMC International Research Equity Fund Class I	6,450	239	(655)	7	344	6,385	115	—	758
NYLI WMC Small Companies Fund Class I	7,524	1,240	(1,604)	176	(598)	6,738	25	—	288
NYLI WMC Value Fund Class R6	9,651	498	(315)	(10)	(683)	9,141	153	320	291
	$380,843	$63,047	$(80,422)	$1,489	$(6,729)	$358,228	$7,675	$2,574

(a)	Prior to December 04, 2024, known as NYLI MacKay ESG Core Plus Bond ETF.
(b)	Prior to February 14, 2025, known as NYLI MacKay ESG High Income ETF.
(c)	Less than $500.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Conservative Allocation Fund

Swap Contracts
Open OTC total return equity swap contracts as of April 30, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	13,014	$ —
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.53%	12/1/25	Daily	6,196	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF plus 0.60%	12/1/25	Daily	5,361	—
JPMorgan Chase Bank NA	iShares MSCI EAFE Small-Cap ETF	1 day FEDF plus 0.70% - 0.72%	3/9/26	Daily	11,281	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/25	Daily	3,691	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.60%	12/1/25	Daily	5,812	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/26	Daily	(15,336)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(36,780)	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	5,831	—
Citibank NA	S&P Small Cap 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	20,664	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of April 30, 2025.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Adobe Inc.	2,145	228,586	—	1.76
Advanced Micro Devices Inc.	2,506	267,079	—	2.05
Airbnb Inc.	2,431	259,032	—	1.99
Alphabet Inc.	2,428	258,751	—	1.99
Amazon.com Inc.	2,355	250,984	—	1.93
Amdocs Ltd.	2,496	265,995	—	2.04
Amphenol Corp.	3,116	332,088	—	2.55
Applied Materials Inc.	2,555	272,299	—	2.09
AppLovin Corp.	2,709	288,694	—	2.22
Aptiv plc	2,262	240,987	—	1.85
Arista Networks Inc.	2,601	277,124	—	2.13
BILL Holdings Inc.	2,587	275,639	—	2.12
Boeing Co. (The)	3,034	323,356	—	2.48
Booking Holdings Inc.	2,944	313,674	—	2.41
Cognex Corp.	2,112	225,107	—	1.73
Cognizant Technology Solutions Corp.	2,227	237,301	—	1.82
DoorDash Inc.	2,659	283,329	—	2.18
eBay Inc.	2,597	276,738	—	2.13
EPAM Systems Inc.	2,066	220,165	—	1.69
Etsy Inc.	2,303	245,360	—	1.89
ExlService Holdings Inc.	2,618	278,948	—	2.14
Fidelity National Information Services Inc.	2,873	306,186	—	2.35
Fiserv Inc.	2,159	230,046	—	1.77
Globant SA	2,211	235,592	—	1.81
GoDaddy Inc.	2,724	290,245	—	2.23
Honeywell International Inc.	2,532	269,818	—	2.07
HP Inc.	2,225	237,078	—	1.82
Informatica Inc.	2,597	276,741	—	2.13
Jack Henry & Associates Inc.	2,409	256,666	—	1.97
KLA Corp.	2,654	282,769	—	2.17
Marvell Technology Inc.	2,167	230,907	—	1.77
Match Group Inc.	2,353	250,689	—	1.93
Meta Platforms Inc.	2,275	242,466	—	1.86
Micron Technology Inc.	2,180	232,275	—	1.78
MKS Instruments Inc.	2,267	241,570	—	1.86
Nasdaq Inc.	2,633	280,589	—	2.16
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Northrop Grumman Corp.	2,488	265,110	—	2.04
nVent Electric plc	2,573	274,189	—	2.11
NVIDIA Corp.	2,485	264,850	—	2.04
PayPal Holdings Inc.	2,420	257,857	—	1.98
Pegasystems Inc.	3,260	347,339	—	2.67
Pinterest Inc.	2,010	214,211	—	1.65
PTC Inc.	2,462	262,329	—	2.02
Q2 Holdings, Inc.	2,685	286,098	—	2.20
Trade Desk, Inc. (The)	2,275	242,469	—	1.86
Uber Technologies, Inc.	2,861	304,871	—	2.34
Upstart Holdings Inc.	2,573	274,207	—	2.11
Vertiv Holdings Co.	2,606	277,707	—	2.13
Zillow Group Inc.	2,422	258,063	—	1.98

1.	As of April 30, 2025, cash in the amount $2,405,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of April 30, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 137,369,627	$ —	$ —	$ 137,369,627
Fixed Income Funds	186,100,312	—	—	186,100,312
Total Affiliated Investment Companies	323,469,939	—	—	323,469,939
Short-Term Investment
Affiliated Investment Company	34,757,756	—	—	34,757,756
Total Investments in Securities	$ 358,227,695	$ —	$ —	$ 358,227,695

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Conservative Allocation Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in affiliated investment companies, at value (identified cost $334,275,181)	$358,227,695
Cash collateral on deposit at broker for swap contracts	2,405,000
Receivables:
Dividends	487,150
Fund shares sold	53,269
Manager (See Note 3)	4,755
Other assets	76,471
Total assets	361,254,340
Liabilities
Payables:
Dividends and interest on OTC swaps contracts	1,245,732
Fund shares redeemed	162,865
NYLIFE Distributors (See Note 3)	76,466
Transfer agent (See Note 3)	64,699
Professional fees	20,248
Custodian	6,527
Shareholder communication	2,631
Trustees	33
Accrued expenses	1,632
Total liabilities	1,580,833
Net assets	$359,673,507
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$30,990
Additional paid-in-capital	339,442,043
339,473,033
Total distributable earnings (loss)	20,200,474
Net assets	$359,673,507
Class A
Net assets applicable to outstanding shares	$315,650,110
Shares of beneficial interest outstanding	27,190,926
Net asset value per share outstanding	$11.61
Maximum sales charge (3.00% of offering price)	0.36
Maximum offering price per share outstanding	$11.97
Investor Class
Net assets applicable to outstanding shares	$28,069,185
Shares of beneficial interest outstanding	2,418,536
Net asset value per share outstanding	$11.61
Maximum sales charge (2.50% of offering price)	0.30
Maximum offering price per share outstanding	$11.91
Class C
Net assets applicable to outstanding shares	$6,636,656
Shares of beneficial interest outstanding	582,681
Net asset value and offering price per share outstanding	$11.39
Class I
Net assets applicable to outstanding shares	$5,392,930
Shares of beneficial interest outstanding	458,546
Net asset value and offering price per share outstanding	$11.76
SIMPLE Class
Net assets applicable to outstanding shares	$3,924,626
Shares of beneficial interest outstanding	339,214
Net asset value and offering price per share outstanding	$11.57

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$7,675,004
Expenses
Distribution/Service—Class A (See Note 3)	406,509
Distribution/Service—Investor Class (See Note 3)	36,264
Distribution/Service—Class B (See Note 3)(a)	1,244
Distribution/Service—Class C (See Note 3)	38,647
Distribution/Service—SIMPLE Class (See Note 3)	9,204
Transfer agent (See Note 3)	168,764
Registration	43,410
Professional fees	35,313
Shareholder communication	20,480
Custodian	19,978
Trustees	4,312
Miscellaneous	8,737
Total expenses before waiver/reimbursement	792,862
Expense waiver/reimbursement from Manager (See Note 3)	(33,793)
Net expenses	759,069
Net investment income (loss)	6,915,935
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	1,488,740
Realized capital gain distributions from affiliated investment companies	2,574,351
Swap transactions	(5,982,857)
Net realized gain (loss)	(1,919,766)
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	(6,729,216)
Net realized and unrealized gain (loss)	(8,648,982)
Net increase (decrease) in net assets resulting from operations	$(1,733,047)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Conservative Allocation Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$6,915,935	$13,757,465
Net realized gain (loss)	(1,919,766)	7,440,023
Net change in unrealized appreciation (depreciation)	(6,729,216)	43,115,660
Net increase (decrease) in net assets resulting from operations	(1,733,047)	64,313,148
Distributions to shareholders:
Class A	(11,361,923)	(9,537,071)
Investor Class	(984,230)	(838,840)
Class B(a)	(6,008)	(33,951)
Class C	(229,664)	(203,415)
Class I	(193,819)	(204,701)
Class R2(b)	—	(1,156)
Class R3(b)	—	(17,224)
SIMPLE Class	(124,270)	(78,480)
Total distributions to shareholders	(12,899,914)	(10,914,838)
Capital share transactions:
Net proceeds from sales of shares	14,717,416	26,394,953
Net asset value of shares issued to shareholders in reinvestment of distributions	12,765,112	10,800,605
Cost of shares redeemed	(34,143,823)	(80,741,142)
Increase (decrease) in net assets derived from capital share transactions	(6,661,295)	(43,545,584)
Net increase (decrease) in net assets	(21,294,256)	9,852,726
Net Assets
Beginning of period	380,967,763	371,115,037
End of period	$359,673,507	$380,967,763

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$12.08	$10.52	$10.74	$13.53	$12.23	$11.96
Net investment income (loss) (a)	0.22	0.42	0.37	0.25	0.22	0.25
Net realized and unrealized gain (loss)	(0.27)	1.48	(0.10)	(2.02)	1.64	0.33
Total from investment operations	(0.05)	1.90	0.27	(1.77)	1.86	0.58
Less distributions:
From net investment income	(0.32)	(0.34)	(0.12)	(0.44)	(0.19)	(0.26)
From net realized gain on investments	(0.10)	—	(0.19)	(0.58)	(0.37)	(0.05)
Return of capital	—	—	(0.18)	—	—	—
Total distributions	(0.42)	(0.34)	(0.49)	(1.02)	(0.56)	(0.31)
Net asset value at end of period	$11.61	$12.08	$10.52	$10.74	$13.53	$12.23
Total investment return (b)	(0.45)%	18.12%	2.41%	(14.05)%	15.51%	5.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.76%††	3.58%	3.34%	2.09%	1.67%	2.10%
Net expenses (c)	0.38%††	0.37%	0.37%	0.35%	0.37%	0.37%
Portfolio turnover rate	7%	37%	19%	38%	25%	70%
Net assets at end of period (in 000’s)	$315,650	$332,535	$312,385	$336,711	$419,554	$355,167

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Conservative Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$12.08	$10.52	$10.74	$13.53	$12.23	$11.97
Net investment income (loss) (a)	0.21	0.40	0.35	0.22	0.20	0.23
Net realized and unrealized gain (loss)	(0.27)	1.48	(0.11)	(2.01)	1.64	0.33
Total from investment operations	(0.06)	1.88	0.24	(1.79)	1.84	0.56
Less distributions:
From net investment income	(0.31)	(0.32)	(0.10)	(0.42)	(0.17)	(0.25)
From net realized gain on investments	(0.10)	—	(0.19)	(0.58)	(0.37)	(0.05)
Return of capital	—	—	(0.17)	—	—	—
Total distributions	(0.41)	(0.32)	(0.46)	(1.00)	(0.54)	(0.30)
Net asset value at end of period	$11.61	$12.08	$10.52	$10.74	$13.53	$12.23
Total investment return (b)	(0.54)%	17.91%	2.22%	(14.22)%	15.33%	4.80%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.59%††	3.40%	3.16%	1.90%	1.49%	1.93%
Net expenses (c)	0.55%††	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses (before waiver/reimbursement) (c)	0.73%††	0.68%	0.67%	0.57%	0.64%	0.61%
Portfolio turnover rate	7%	37%	19%	38%	25%	70%
Net assets at end of period (in 000's)	$28,069	$29,765	$31,065	$33,625	$41,154	$41,762

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$11.85	$10.32	$10.54	$13.29	$12.07	$11.84
Net investment income (loss) (a)	0.17	0.31	0.26	0.13	0.09	0.14
Net realized and unrealized gain (loss)	(0.27)	1.44	(0.10)	(1.97)	1.62	0.32
Total from investment operations	(0.10)	1.75	0.16	(1.84)	1.71	0.46
Less distributions:
From net investment income	(0.26)	(0.22)	(0.05)	(0.33)	(0.12)	(0.18)
From net realized gain on investments	(0.10)	—	(0.19)	(0.58)	(0.37)	(0.05)
Return of capital	—	—	(0.14)	—	—	—
Total distributions	(0.36)	(0.22)	(0.38)	(0.91)	(0.49)	(0.23)
Net asset value at end of period	$11.39	$11.85	$10.32	$10.54	$13.29	$12.07
Total investment return (b)	(0.90)%	17.03%	1.45%	(14.87)%	14.41%	3.99%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.86%††	2.68%	2.41%	1.13%	0.73%	1.21%
Net expenses (c)	1.30%††	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses (before waiver/reimbursement) (c)	1.48%††	1.44%	1.43%	1.32%	1.39%	1.36%
Portfolio turnover rate	7%	37%	19%	38%	25%	70%
Net assets at end of period (in 000’s)	$6,637	$8,872	$12,276	$18,099	$29,825	$36,802

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Conservative Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$12.23	$10.65	$10.87	$13.68	$12.36	$12.08
Net investment income (loss) (a)	0.24	0.46	0.40	0.28	0.25	0.29
Net realized and unrealized gain (loss)	(0.28)	1.49	(0.11)	(2.04)	1.66	0.33
Total from investment operations	(0.04)	1.95	0.29	(1.76)	1.91	0.62
Less distributions:
From net investment income	(0.33)	(0.37)	(0.14)	(0.47)	(0.22)	(0.29)
From net realized gain on investments	(0.10)	—	(0.19)	(0.58)	(0.37)	(0.05)
Return of capital	—	—	(0.18)	—	—	—
Total distributions	(0.43)	(0.37)	(0.51)	(1.05)	(0.59)	(0.34)
Net asset value at end of period	$11.76	$12.23	$10.65	$10.87	$13.68	$12.36
Total investment return (b)	(0.31)%	18.37%	2.63%	(13.82)%	15.79%	5.30%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.00%††	3.88%	3.58%	2.33%	1.91%	2.40%
Net expenses (c)	0.13%††	0.12%	0.12%	0.10%	0.12%	0.12%
Portfolio turnover rate	7%	37%	19%	38%	25%	70%
Net assets at end of period (in 000’s)	$5,393	$5,582	$7,385	$6,412	$8,909	$7,878

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$12.04	$10.49	$10.71	$13.50	$12.23	$12.58**
Net investment income (loss) (a)	0.21	0.39	0.33	0.20	0.17	0.03
Net realized and unrealized gain (loss)	(0.27)	1.47	(0.11)	(2.02)	1.63	(0.38)
Total from investment operations	(0.06)	1.86	0.22	(1.82)	1.80	(0.35)
Less distributions:
From net investment income	(0.31)	(0.31)	(0.10)	(0.39)	(0.16)	—
From net realized gain on investments	(0.10)	—	(0.19)	(0.58)	(0.37)	—
Return of capital	—	—	(0.15)	—	—	—
Total distributions	(0.41)	(0.31)	(0.44)	(0.97)	(0.53)	—
Net asset value at end of period	$11.57	$12.04	$10.49	$10.71	$13.50	$12.23
Total investment return (b)	(0.56)%	17.84%	2.04%	(14.45)%	14.98%	(2.78)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.50%††	3.30%	2.97%	1.74%	1.27%	1.25%††
Net expenses (c)	0.62%††	0.60%	0.72%	0.80%	0.80%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.62%††	0.60%	0.72%	0.80%	0.89%	0.88%††
Portfolio turnover rate	7%	37%	19%	38%	25%	70%
Net assets at end of period (in 000’s)	$3,925	$3,472	$2,117	$1,301	$304	$27

*	Unaudited.
^	Inception date.
**	Based on the net asset value of Investor Class as of August 31, 2020.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Conservative Allocation Fund

NYLI Moderate Allocation Fund
Portfolio of Investments April 30, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.0%
Equity Funds 58.4%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	1,799,680	$ 18,715,949
NYLI Candriam International Equity ETF (a)	638,765	20,121,098
NYLI Candriam U.S. Large Cap Equity ETF (a)	805,642	36,265,250
NYLI Candriam U.S. Mid Cap Equity ETF (a)	748,732	22,344,709
NYLI Epoch Capital Growth Fund Class I	179,313	2,635,339
NYLI Epoch International Choice Fund Class I (a)	510,293	21,460,934
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	1,518,718	31,911,917
NYLI Fiera SMID Growth Fund Class R6 (a)	1,486,685	22,734,680
NYLI FTSE International Equity Currency Neutral ETF	545,849	15,272,855
NYLI MacKay Convertible Fund Class I	822,666	15,145,110
NYLI PineStone International Equity Fund Class R6	973,145	16,462,692
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,866,855	34,345,096
NYLI Winslow Large Cap Growth ETF (a)	723,957	31,834,416
NYLI Winslow Large Cap Growth Fund Class R6	728,329	8,264,716
NYLI WMC Enduring Capital Fund Class R6 (a)	783,922	31,133,224
NYLI WMC Growth Fund Class R6 (a)	830,331	39,695,971
NYLI WMC International Research Equity Fund Class I (a)	2,554,351	21,507,889
NYLI WMC Small Companies Fund Class I (a)	720,417	16,868,853
NYLI WMC Value Fund Class R6 (a)	959,499	30,178,056
Total Equity Funds (Cost $349,809,529)		436,898,754
Fixed Income Funds 31.6%
NYLI Candriam Emerging Markets Debt Fund Class I (a)	1,922,765	14,641,661
NYLI Floating Rate Fund Class R6 (a)	2,162,565	18,803,288
NYLI MacKay Core Plus Bond ETF (a)	2,301,957	48,416,601
NYLI MacKay High Income ETF (a)	331,988	8,518,547
NYLI MacKay High Yield Corporate Bond Fund Class R6	1,687,155	8,624,569
NYLI MacKay Securitized Income ETF (a)	1,451,966	37,744,437
NYLI MacKay Short Duration High Income Fund Class I	560,317	5,259,414
	Shares	Value

Fixed Income Funds (continued)
NYLI MacKay Total Return Bond Fund Class R6 (a)	5,335,361	$ 48,979,149
NYLI MacKay U.S. Infrastructure Bond Fund Class R6 (a)	5,016,385	38,219,836
NYLI Short Term Bond Fund Class I (a)	829,937	7,603,967
Total Fixed Income Funds (Cost $236,694,818)		236,811,469
Total Affiliated Investment Companies (Cost $586,504,347)		673,710,223
Short-Term Investment 9.7%
Affiliated Investment Company 9.7%
NYLI U.S. Government Liquidity Fund, 4.167% (a)(b)	72,822,494	72,822,494
Total Short-Term Investment (Cost $72,822,494)	9.7%	72,822,494
Total Investments (Cost $659,326,841)	99.7%	746,532,717
Other Assets, Less Liabilities	0.3	2,074,892
Net Assets	100.0%	$ 748,607,609

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of April 30, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of April 30, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI 500 International ETF	$ 3,174	$ —	$ (3,099)	$ 572	$ (647)	$ —	$ —	$ —	—
NYLI Candriam Emerging Markets Debt Fund Class I	—	16,316	(1,275)	(7)	(392)	14,642	199	—	1,923
NYLI Candriam Emerging Markets Equity Fund Class R6	19,847	948	(1,783)	55	(351)	18,716	138	—	1,800
NYLI Candriam International Equity ETF	19,670	1,401	(2,289)	27	1,312	20,121	154	—	639
NYLI Candriam U.S. Large Cap Equity ETF	39,203	753	(2,150)	165	(1,706)	36,265	225	—	806
NYLI Candriam U.S. Mid Cap Equity ETF	24,692	2,212	(2,654)	156	(2,061)	22,345	155	—	749
NYLI CBRE NextGen Real Estate ETF	3,126	—	(3,084)	236	(278)	—	—	—	—
NYLI Epoch Capital Growth Fund Class I	2,811	126	(165)	2	(139)	2,635	17	111	179
NYLI Epoch International Choice Fund Class I	20,169	2,800	(2,436)	(27)	955	21,461	332	—	510
NYLI Epoch U.S. Equity Yield Fund Class R6	34,543	3,236	(2,160)	(191)	(3,516)	31,912	484	2,530	1,519
NYLI Fiera SMID Growth Fund Class R6	25,172	3,664	(3,807)	173	(2,467)	22,735	—	671	1,487
NYLI Floating Rate Fund Class R6	20,491	987	(2,255)	(70)	(350)	18,803	723	—	2,163
NYLI FTSE International Equity Currency Neutral ETF	15,934	373	(1,795)	303	458	15,273	151	8	546
NYLI MacKay Convertible Fund Class I	16,205	730	(989)	(2)	(799)	15,145	438	293	823
NYLI MacKay Core Plus Bond ETF (a)	52,436	1,074	(4,761)	(281)	(51)	48,417	1,576	—	2,302
NYLI MacKay High Income ETF (b)	9,371	139	(616)	(12)	(363)	8,519	384	125	332
NYLI MacKay High Yield Corporate Bond Fund Class R6	9,387	352	(957)	(1)	(156)	8,625	285	—	1,687
NYLI MacKay Securitized Income ETF	40,573	788	(3,822)	(11)	216	37,744	1,293	86	1,452
NYLI MacKay Short Duration High Income Fund Class I	22,080	473	(17,254)	(89)	49	5,259	431	—	560
NYLI MacKay Total Return Bond Fund Class R6	52,374	2,182	(5,778)	(864)	1,065	48,979	1,380	—	5,335
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	40,659	1,672	(4,385)	(27)	301	38,220	912	—	5,016
NYLI PineStone International Equity Fund Class R6	16,850	2,618	(2,992)	5	(18)	16,463	124	—	973
NYLI PineStone U.S. Equity Fund Class R6	36,453	1,223	(1,771)	(108)	(1,452)	34,345	213	363	1,867
NYLI Short Term Bond Fund Class I	8,151	341	(928)	(2)	42	7,604	184	—	830
NYLI U.S. Government Liquidity Fund	82,483	80,732	(90,393)	—	—	72,822	1,609	—	72,822
NYLI Winslow Large Cap Growth ETF	20,711	12,395	—	—	(1,272)	31,834	—	338	724
NYLI Winslow Large Cap Growth Fund Class R6	20,897	2,877	(13,357)	3,894	(6,046)	8,265	—	2,878	728
NYLI WMC Enduring Capital Fund Class R6	32,215	915	(2,600)	(47)	650	31,133	183	—	784
NYLI WMC Growth Fund Class R6	40,362	3,285	(1,888)	(29)	(2,034)	39,696	—	1,545	830
NYLI WMC International Research Equity Fund Class I	21,512	1,137	(2,341)	37	1,163	21,508	389	—	2,554
NYLI WMC Small Companies Fund Class I	19,209	4,158	(5,579)	586	(1,505)	16,869	68	—	720
NYLI WMC Value Fund Class R6	32,325	1,679	(1,518)	(64)	(2,244)	30,178	514	1,074	959
	$803,085	$151,586	$(190,881)	$4,379	$(21,636)	$746,533	$12,561	$10,022

(a)	Prior to December 04, 2024, known as NYLI MacKay ESG Core Plus Bond ETF.
(b)	Prior to February 14, 2025, known as NYLI MacKay ESG High Income ETF.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI Moderate Allocation Fund

Swap Contracts
Open OTC total return equity swap contracts as of April 30, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	27,608	$ —
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.53%	12/1/25	Daily	12,700	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF plus 0.60%	12/1/25	Daily	11,075	—
JPMorgan Chase Bank NA	iShares MSCI EAFE Small-Cap ETF	1 day FEDF plus 0.70% - 0.72%	3/9/26	Daily	23,539	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/25	Daily	7,790	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.60%	12/1/25	Daily	12,262	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short Index	1 day FEDF plus 0.30%	6/18/25	Daily	(5,718)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/26	Daily	(33,562)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(74,370)	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	13,752	—
Citibank NA	S&P Small Cap 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	42,978	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of April 30, 2025.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Adobe Inc.	4,551	484,915	—	1.76
Advanced Micro Devices Inc.	5,317	566,571	—	2.05
Airbnb Inc.	5,157	549,501	—	1.99
Alphabet Inc.	5,151	548,905	—	1.99
Amazon.com Inc.	4,997	532,427	—	1.93
Amdocs Ltd.	5,295	564,273	—	2.04
Amphenol Corp.	6,611	704,479	—	2.55
Applied Materials Inc.	5,421	577,646	—	2.09
AppLovin Corp.	5,747	612,424	—	2.22
Aptiv plc	4,797	511,221	—	1.85
Arista Networks Inc.	5,517	587,881	—	2.13
BILL Holdings Inc.	5,487	584,730	—	2.12
Boeing Co. (The)	6,437	685,954	—	2.48
Booking Holdings Inc.	6,245	665,416	—	2.41
Cognex Corp.	4,481	477,534	—	1.73
Cognizant Technology Solutions Corp.	4,724	503,401	—	1.82
DoorDash Inc.	5,640	601,043	—	2.18
eBay Inc.	5,509	587,061	—	2.13
EPAM Systems Inc.	4,383	467,049	—	1.69
Etsy Inc.	4,885	520,497	—	1.89
ExlService Holdings Inc.	5,553	591,749	—	2.14
Fidelity National Information Services Inc.	6,095	649,530	—	2.35
Fiserv Inc.	4,580	488,012	—	1.77
Globant SA	4,690	499,777	—	1.81
GoDaddy Inc.	5,778	615,716	—	2.23
Honeywell International Inc.	5,371	572,382	—	2.07
HP Inc.	4,720	502,928	—	1.82
Informatica Inc.	5,509	587,068	—	2.13
Jack Henry & Associates Inc.	5,110	544,483	—	1.97
KLA Corp.	5,629	599,855	—	2.17
Marvell Technology Inc.	4,597	489,837	—	1.77
Match Group Inc.	4,991	531,802	—	1.93
Meta Platforms Inc.	4,827	514,358	—	1.86
Micron Technology Inc.	4,624	492,740	—	1.78
MKS Instruments Inc.	4,809	512,458	—	1.86
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Nasdaq Inc.	5,586	595,231	—	2.16
Northrop Grumman Corp.	5,278	562,395	—	2.04
nVent Electric plc	5,458	581,655	—	2.11
NVIDIA Corp.	5,273	561,844	—	2.04
PayPal Holdings Inc.	5,133	547,008	—	1.98
Pegasystems Inc.	6,915	736,831	—	2.67
Pinterest Inc.	4,264	454,418	—	1.65
PTC Inc.	5,222	556,495	—	2.02
Q2 Holdings, Inc.	5,696	606,918	—	2.20
Trade Desk, Inc. (The)	4,827	514,365	—	1.86
Uber Technologies, Inc.	6,069	646,742	—	2.34
Upstart Holdings Inc.	5,459	581,692	—	2.11
Vertiv Holdings Co.	5,528	589,116	—	2.13
Zillow Group Inc.	5,137	547,445	—	1.98

1.	As of April 30, 2025, cash in the amount $4,647,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of April 30, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 436,898,754	$ —	$ —	$ 436,898,754
Fixed Income Funds	236,811,469	—	—	236,811,469
Total Affiliated Investment Companies	673,710,223	—	—	673,710,223
Short-Term Investment
Affiliated Investment Company	72,822,494	—	—	72,822,494
Total Investments in Securities	$ 746,532,717	$ —	$ —	$ 746,532,717

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI Moderate Allocation Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in affiliated investment companies, at value (identified cost $659,326,841)	$746,532,717
Cash collateral on deposit at broker for swap contracts	4,647,000
Receivables:
Dividends	717,386
Fund shares sold	242,851
Manager (See Note 3)	10,364
Other assets	74,568
Total assets	752,224,886
Liabilities
Payables:
Dividends and interest on OTC swaps contracts	2,730,583
Fund shares redeemed	552,753
NYLIFE Distributors (See Note 3)	156,225
Transfer agent (See Note 3)	137,308
Professional fees	24,025
Custodian	6,294
Trustees	58
Accrued expenses	10,031
Total liabilities	3,617,277
Net assets	$748,607,609
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$56,261
Additional paid-in-capital	658,727,109
658,783,370
Total distributable earnings (loss)	89,824,239
Net assets	$748,607,609
Class A
Net assets applicable to outstanding shares	$647,843,891
Shares of beneficial interest outstanding	48,701,484
Net asset value per share outstanding	$13.30
Maximum sales charge (3.00% of offering price)	0.41
Maximum offering price per share outstanding	$13.71
Investor Class
Net assets applicable to outstanding shares	$71,041,662
Shares of beneficial interest outstanding	5,322,981
Net asset value per share outstanding	$13.35
Maximum sales charge (2.50% of offering price)	0.34
Maximum offering price per share outstanding	$13.69
Class C
Net assets applicable to outstanding shares	$8,702,727
Shares of beneficial interest outstanding	663,745
Net asset value and offering price per share outstanding	$13.11
Class I
Net assets applicable to outstanding shares	$8,512,834
Shares of beneficial interest outstanding	634,217
Net asset value and offering price per share outstanding	$13.42
SIMPLE Class
Net assets applicable to outstanding shares	$12,506,495
Shares of beneficial interest outstanding	938,468
Net asset value and offering price per share outstanding	$13.33

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$12,560,832
Expenses
Distribution/Service—Class A (See Note 3)	845,044
Distribution/Service—Investor Class (See Note 3)	92,309
Distribution/Service—Class B (See Note 3)(a)	4,237
Distribution/Service—Class C (See Note 3)	49,828
Distribution/Service—SIMPLE Class (See Note 3)	29,487
Transfer agent (See Note 3)	363,526
Shareholder communication	51,167
Registration	46,422
Professional fees	46,092
Custodian	24,496
Trustees	8,918
Miscellaneous	33,774
Total expenses before waiver/reimbursement	1,595,300
Expense waiver/reimbursement from Manager (See Note 3)	(75,832)
Net expenses	1,519,468
Net investment income (loss)	11,041,364
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	4,379,233
Realized capital gain distributions from affiliated investment companies	10,021,950
Swap transactions	(12,114,565)
Net realized gain (loss)	2,286,618
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	(21,636,237)
Net realized and unrealized gain (loss)	(19,349,619)
Net increase (decrease) in net assets resulting from operations	$(8,308,255)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI Moderate Allocation Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$11,041,364	$20,765,429
Net realized gain (loss)	2,286,618	32,169,019
Net change in unrealized appreciation (depreciation)	(21,636,237)	96,686,661
Net increase (decrease) in net assets resulting from operations	(8,308,255)	149,621,109
Distributions to shareholders:
Class A	(43,015,232)	(2,395,326)
Investor Class	(4,440,411)	(143,883)
Class B(a)	(58,349)	—
Class C	(536,174)	—
Class I	(572,397)	(48,416)
Class R2(b)	—	(469)
Class R3(b)	—	(276)
SIMPLE Class	(697,866)	(1,931)
Total distributions to shareholders	(49,320,429)	(2,590,301)
Capital share transactions:
Net proceeds from sales of shares	27,911,698	57,330,158
Net asset value of shares issued to shareholders in reinvestment of distributions	49,044,770	2,571,152
Cost of shares redeemed	(73,482,315)	(120,382,450)
Increase (decrease) in net assets derived from capital share transactions	3,474,153	(60,481,140)
Net increase (decrease) in net assets	(54,154,531)	86,549,668
Net Assets
Beginning of period	802,762,140	716,212,472
End of period	$748,607,609	$802,762,140

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$14.35	$11.86	$12.14	$15.64	$13.41	$13.28
Net investment income (loss) (a)	0.20	0.36	0.32	0.22	0.20	0.24
Net realized and unrealized gain (loss)	(0.35)	2.18	0.07	(2.35)	2.83	0.41
Total from investment operations	(0.15)	2.54	0.39	(2.13)	3.03	0.65
Less distributions:
From net investment income	(0.49)	(0.05)	(0.13)	(0.53)	(0.23)	(0.26)
From net realized gain on investments	(0.41)	—	(0.54)	(0.84)	(0.57)	(0.26)
Total distributions	(0.90)	(0.05)	(0.67)	(1.37)	(0.80)	(0.52)
Net asset value at end of period	$13.30	$14.35	$11.86	$12.14	$15.64	$13.41
Total investment return (b)	(1.15)%	21.43%	3.24%	(14.97)%	23.28%	4.96%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.86%††	2.66%	2.59%	1.65%	1.32%	1.87%
Net expenses (c)	0.36%††	0.35%	0.35%	0.34%	0.35%	0.36%
Portfolio turnover rate	10%	38%	23%	32%	29%	59%
Net assets at end of period (in 000’s)	$647,844	$693,450	$599,019	$605,511	$721,363	$568,079

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$14.37	$11.87	$12.16	$15.65	$13.42	$13.28
Net investment income (loss) (a)	0.18	0.34	0.29	0.19	0.17	0.22
Net realized and unrealized gain (loss)	(0.34)	2.18	0.06	(2.34)	2.82	0.41
Total from investment operations	(0.16)	2.52	0.35	(2.15)	2.99	0.63
Less distributions:
From net investment income	(0.45)	(0.02)	(0.10)	(0.50)	(0.19)	(0.23)
From net realized gain on investments	(0.41)	—	(0.54)	(0.84)	(0.57)	(0.26)
Total distributions	(0.86)	(0.02)	(0.64)	(1.34)	(0.76)	(0.49)
Net asset value at end of period	$13.35	$14.37	$11.87	$12.16	$15.65	$13.42
Total investment return (b)	(1.20)%	21.27%	2.92%	(15.08)%	22.97%	4.83%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.67%††	2.48%	2.40%	1.45%	1.12%	1.68%
Net expenses (c)	0.55%††	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses (before waiver/reimbursement) (c)	0.73%††	0.69%	0.69%	0.61%	0.67%	0.66%
Portfolio turnover rate	10%	38%	23%	32%	29%	59%
Net assets at end of period (in 000's)	$71,042	$75,919	$78,972	$84,180	$101,233	$101,831

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI Moderate Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$14.05	$11.68	$11.96	$15.42	$13.23	$13.08
Net investment income (loss) (a)	0.13	0.23	0.20	0.09	0.06	0.13
Net realized and unrealized gain (loss)	(0.34)	2.14	0.07	(2.32)	2.79	0.40
Total from investment operations	(0.21)	2.37	0.27	(2.23)	2.85	0.53
Less distributions:
From net investment income	(0.32)	—	(0.01)	(0.39)	(0.09)	(0.12)
From net realized gain on investments	(0.41)	—	(0.54)	(0.84)	(0.57)	(0.26)
Total distributions	(0.73)	—	(0.55)	(1.23)	(0.66)	(0.38)
Net asset value at end of period	$13.11	$14.05	$11.68	$11.96	$15.42	$13.23
Total investment return (b)	(1.61)%	20.29%	2.21%	(15.76)%	22.05%	4.11%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.95%††	1.75%	1.66%	0.70%	0.40%	0.99%
Net expenses (c)	1.30%††	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses (before waiver/reimbursement) (c)	1.48%††	1.44%	1.44%	1.36%	1.42%	1.40%
Portfolio turnover rate	10%	38%	23%	32%	29%	59%
Net assets at end of period (in 000’s)	$8,703	$11,308	$14,105	$19,531	$30,309	$35,483

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$14.49	$11.97	$12.25	$15.77	$13.52	$13.37
Net investment income (loss) (a)	0.22	0.40	0.35	0.26	0.23	0.30
Net realized and unrealized gain (loss)	(0.35)	2.20	0.07	(2.37)	2.85	0.40
Total from investment operations	(0.13)	2.60	0.42	(2.11)	3.08	0.70
Less distributions:
From net investment income	(0.53)	(0.08)	(0.16)	(0.57)	(0.26)	(0.29)
From net realized gain on investments	(0.41)	—	(0.54)	(0.84)	(0.57)	(0.26)
Total distributions	(0.94)	(0.08)	(0.70)	(1.41)	(0.83)	(0.55)
Net asset value at end of period	$13.42	$14.49	$11.97	$12.25	$15.77	$13.52
Total investment return (b)	(1.02)%	21.78%	3.49%	(14.76)%	23.52%	5.33%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.11%††	2.91%	2.85%	1.91%	1.55%	2.31%
Net expenses (c)	0.11%††	0.10%	0.10%	0.09%	0.10%	0.11%
Portfolio turnover rate	10%	38%	23%	32%	29%	59%
Net assets at end of period (in 000’s)	$8,513	$8,867	$7,595	$8,483	$11,150	$8,586

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$14.36	$11.86	$12.13	$15.62	$13.42	$13.95**
Net investment income (loss) (a)	0.18	0.32	0.27	0.15	0.11	0.02
Net realized and unrealized gain (loss)	(0.34)	2.18	0.07	(2.34)	2.84	(0.55)
Total from investment operations	(0.16)	2.50	0.34	(2.19)	2.95	(0.53)
Less distributions:
From net investment income	(0.46)	(0.00)‡	(0.07)	(0.46)	(0.18)	—
From net realized gain on investments	(0.41)	—	(0.54)	(0.84)	(0.57)	—
Total distributions	(0.87)	—	(0.61)	(1.30)	(0.75)	—
Net asset value at end of period	$13.33	$14.36	$11.86	$12.13	$15.62	$13.42
Total investment return (b)	(1.21)%	21.11%	2.81%	(15.33)%	22.61%	(3.80)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.57%††	2.34%	2.16%	1.19%	0.75%	0.95%††
Net expenses (c)	0.62%††	0.61%	0.72%	0.80%	0.80%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.62%††	0.61%	0.72%	0.86%	0.92%	0.93%††
Portfolio turnover rate	10%	38%	23%	32%	29%	59%
Net assets at end of period (in 000’s)	$12,506	$11,083	$6,734	$3,013	$853	$38

*	Unaudited.
^	Inception date.
**	Based on the net asset value of Investor Class as of August 31, 2020.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI Moderate Allocation Fund

NYLI Growth Allocation Fund
Portfolio of Investments April 30, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.1%
Equity Funds 78.5%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	2,655,302	$ 27,614,078
NYLI Candriam International Equity ETF (a)	933,735	29,412,653
NYLI Candriam U.S. Large Cap Equity ETF (a)	975,446	43,908,824
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,402,128	41,844,267
NYLI Epoch Capital Growth Fund Class I	188,962	2,777,157
NYLI Epoch International Choice Fund Class I (a)	743,772	31,280,147
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	2,103,801	44,205,902
NYLI Fiera SMID Growth Fund Class R6 (a)	2,785,678	42,599,140
NYLI FTSE International Equity Currency Neutral ETF	575,226	16,094,823
NYLI MacKay Convertible Fund Class I	877,489	16,154,393
NYLI PineStone International Equity Fund Class R6 (a)	1,434,995	24,275,811
NYLI PineStone U.S. Equity Fund Class R6 (a)	2,401,319	44,177,785
NYLI Winslow Large Cap Growth ETF (a)	784,934	34,515,746
NYLI Winslow Large Cap Growth Fund Class R6	1,073,573	12,182,370
NYLI WMC Enduring Capital Fund Class R6 (a)	1,144,876	45,468,415
NYLI WMC Growth Fund Class R6 (a)	931,256	44,520,931
NYLI WMC International Research Equity Fund Class I (a)	3,722,178	31,341,114
NYLI WMC Small Companies Fund Class I (a)	1,759,185	41,192,020
NYLI WMC Value Fund Class R6 (a)	1,407,397	44,265,309
Total Equity Funds (Cost $499,926,576)		617,830,885
Fixed Income Funds 11.6%
NYLI Candriam Emerging Markets Debt Fund Class I (a)	2,053,006	15,633,438
NYLI Floating Rate Fund Class R6 (a)	2,278,950	19,815,247
NYLI MacKay Core Plus Bond ETF	316,410	6,654,988
NYLI MacKay High Income ETF (a)	395,478	10,147,649
NYLI MacKay High Yield Corporate Bond Fund Class R6	2,009,858	10,274,193
NYLI MacKay Securitized Income ETF	199,580	5,188,162
NYLI MacKay Short Duration High Income Fund Class I	337,413	3,167,127
	Shares	Value

Fixed Income Funds (continued)
NYLI MacKay Total Return Bond Fund Class R6	733,351	$ 6,732,234
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	689,510	5,253,378
NYLI Short Term Bond Fund Class I (a)	874,599	8,013,167
Total Fixed Income Funds (Cost $89,392,476)		90,879,583
Total Affiliated Investment Companies (Cost $589,319,052)		708,710,468
Short-Term Investment 9.6%
Affiliated Investment Company 9.6%
NYLI U.S. Government Liquidity Fund, 4.167% (a)(b)	75,810,877	75,810,877
Total Short-Term Investment (Cost $75,810,877)	9.6%	75,810,877
Total Investments (Cost $665,129,929)	99.7%	784,521,345
Other Assets, Less Liabilities	0.3	2,104,339
Net Assets	100.0%	$ 786,625,684

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of April 30, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of April 30, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI 500 International ETF	$ 9,801	$ —	$ (9,570)	$ 1,822	$ (2,053)	$ —	$ —	$ —	—
NYLI Candriam Emerging Markets Debt Fund Class I	—	17,286	(1,223)	(6)	(423)	15,634	212	—	2,053
NYLI Candriam Emerging Markets Equity Fund Class R6	29,110	1,762	(2,812)	78	(524)	27,614	203	—	2,655
NYLI Candriam International Equity ETF	27,291	3,568	(3,412)	39	1,927	29,413	225	—	934
NYLI Candriam U.S. Large Cap Equity ETF	47,070	108	(1,381)	44	(1,932)	43,909	274	—	975
NYLI Candriam U.S. Mid Cap Equity ETF	47,903	1,087	(3,451)	258	(3,953)	41,844	295	—	1,402
NYLI CBRE NextGen Real Estate ETF	3,285	—	(3,241)	249	(293)	—	—	—	—
NYLI Epoch Capital Growth Fund Class I	2,947	134	(158)	(1)	(145)	2,777	18	117	189
NYLI Epoch International Choice Fund Class I	27,979	5,652	(3,758)	(42)	1,449	31,280	470	—	744
NYLI Epoch U.S. Equity Yield Fund Class R6	46,826	4,553	(2,106)	(207)	(4,860)	44,206	661	3,437	2,104
NYLI Fiera SMID Growth Fund Class R6	47,945	4,653	(5,559)	143	(4,583)	42,599	—	1,300	2,786
NYLI Floating Rate Fund Class R6	21,541	1,314	(2,596)	(78)	(366)	19,815	763	—	2,279
NYLI FTSE International Equity Currency Neutral ETF	16,690	530	(1,925)	321	479	16,095	159	8	575
NYLI MacKay Convertible Fund Class I	17,035	833	(862)	(17)	(835)	16,154	464	310	877
NYLI MacKay Core Plus Bond ETF (a)	7,190	211	(701)	—(b)	(45)	6,655	217	—	316
NYLI MacKay High Income ETF (c)	11,136	288	(827)	(21)	(428)	10,148	457	150	395
NYLI MacKay High Yield Corporate Bond Fund Class R6	11,155	560	(1,254)	(1)	(186)	10,274	341	—	2,010
NYLI MacKay Securitized Income ETF	5,563	168	(571)	(3)	31	5,188	178	12	200
NYLI MacKay Short Duration High Income Fund Class I	20,633	544	(18,009)	193	(194)	3,167	377	—	337
NYLI MacKay Total Return Bond Fund Class R6	7,182	356	(834)	4	24	6,732	190	—	733
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	5,575	291	(651)	(3)	41	5,253	126	—	690
NYLI PineStone International Equity Fund Class R6	23,968	4,674	(4,334)	4	(36)	24,276	176	—	1,435
NYLI PineStone U.S. Equity Fund Class R6	45,962	1,951	(1,745)	(103)	(1,887)	44,178	270	460	2,401
NYLI Short Term Bond Fund Class I	8,569	461	(1,059)	(3)	45	8,013	194	—	875
NYLI U.S. Government Liquidity Fund	84,048	85,657	(93,894)	—	—	75,811	1,723	—	75,811
NYLI Winslow Large Cap Growth ETF	22,904	12,984	—	—	(1,372)	34,516	—	370	785
NYLI Winslow Large Cap Growth Fund Class R6	24,686	3,431	(13,325)	3,405	(6,014)	12,183	—	3,430	1,074
NYLI WMC Enduring Capital Fund Class R6	45,984	1,377	(2,757)	(74)	938	45,468	262	—	1,145
NYLI WMC Growth Fund Class R6	46,478	2,508	(2,139)	7	(2,333)	44,521	—	1,781	931
NYLI WMC International Research Equity Fund Class I	29,835	3,350	(3,616)	55	1,717	31,341	543	—	3,722
NYLI WMC Small Companies Fund Class I	47,843	3,886	(7,745)	937	(3,729)	41,192	178	—	1,759
NYLI WMC Value Fund Class R6	47,011	2,460	(1,812)	(95)	(3,299)	44,265	749	1,565	1,407
	$841,145	$166,637	$(197,327)	$6,905	$(32,839)	$784,521	$9,725	$12,940

(a)	Prior to December 04, 2024, known as NYLI MacKay ESG Core Plus Bond ETF.
(b)	Less than $500.
(c)	Prior to February 14, 2025, known as NYLI MacKay ESG High Income ETF.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI Growth Allocation Fund

Swap Contracts
Open OTC total return equity swap contracts as of April 30, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	29,248	$ —
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.53%	12/1/25	Daily	13,235	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF plus 0.60%	12/1/25	Daily	11,576	—
JPMorgan Chase Bank NA	iShares MSCI EAFE Small-Cap ETF	1 day FEDF plus 0.70% - 0.72%	3/9/26	Daily	24,839	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/25	Daily	8,225	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.60%	12/1/25	Daily	12,965	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short Index	1 day FEDF plus 0.00% - 0.30%	6/18/25	Daily	(11,317)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/26	Daily	(33,636)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(77,329)	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	15,372	—
Citibank NA	S&P Small Cap 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	45,298	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of April 30, 2025.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Adobe Inc.	4,821	513,716	—	1.76
Advanced Micro Devices Inc.	5,633	600,222	—	2.05
Airbnb Inc.	5,463	582,138	—	1.99
Alphabet Inc.	5,457	581,507	—	1.99
Amazon.com Inc.	5,293	564,050	—	1.93
Amdocs Ltd.	5,610	597,787	—	2.04
Amphenol Corp.	7,004	746,321	—	2.55
Applied Materials Inc.	5,743	611,955	—	2.09
AppLovin Corp.	6,089	648,798	—	2.22
Aptiv plc	5,082	541,585	—	1.85
Arista Networks Inc.	5,845	622,798	—	2.13
BILL Holdings Inc.	5,813	619,459	—	2.12
Boeing Co. (The)	6,820	726,696	—	2.48
Booking Holdings Inc.	6,615	704,938	—	2.41
Cognex Corp.	4,748	505,897	—	1.73
Cognizant Technology Solutions Corp.	5,005	533,300	—	1.82
DoorDash Inc.	5,975	636,742	—	2.18
eBay Inc.	5,836	621,929	—	2.13
EPAM Systems Inc.	4,643	494,789	—	1.69
Etsy Inc.	5,175	551,411	—	1.89
ExlService Holdings Inc.	5,883	626,895	—	2.14
Fidelity National Information Services Inc.	6,457	688,109	—	2.35
Fiserv Inc.	4,852	516,997	—	1.77
Globant SA	4,969	529,461	—	1.81
GoDaddy Inc.	6,121	652,286	—	2.23
Honeywell International Inc.	5,690	606,378	—	2.07
HP Inc.	5,000	532,800	—	1.82
Informatica Inc.	5,836	621,937	—	2.13
Jack Henry & Associates Inc.	5,413	576,822	—	1.97
KLA Corp.	5,964	635,483	—	2.17
Marvell Technology Inc.	4,870	518,930	—	1.77
Match Group Inc.	5,287	563,388	—	1.93
Meta Platforms Inc.	5,114	544,907	—	1.86
Micron Technology Inc.	4,899	522,006	—	1.78
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
MKS Instruments Inc.	5,095	542,895	—	1.86
Nasdaq Inc.	5,918	630,585	—	2.16
Northrop Grumman Corp.	5,591	595,797	—	2.04
nVent Electric plc	5,783	616,202	—	2.11
NVIDIA Corp.	5,586	595,214	—	2.04
PayPal Holdings Inc.	5,438	579,497	—	1.98
Pegasystems Inc.	7,325	780,595	—	2.67
Pinterest Inc.	4,518	481,408	—	1.65
PTC Inc.	5,533	589,548	—	2.02
Q2 Holdings, Inc.	6,034	642,966	—	2.20
Trade Desk, Inc. (The)	5,114	544,915	—	1.86
Uber Technologies, Inc.	6,430	685,155	—	2.34
Upstart Holdings Inc.	5,783	616,242	—	2.11
Vertiv Holdings Co.	5,857	624,106	—	2.13
Zillow Group Inc.	5,443	579,961	—	1.98

1.	As of April 30, 2025, cash in the amount $4,948,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of April 30, 2025.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 617,830,885	$ —	$ —	$ 617,830,885
Fixed Income Funds	90,879,583	—	—	90,879,583
Total Affiliated Investment Companies	708,710,468	—	—	708,710,468
Short-Term Investment
Affiliated Investment Company	75,810,877	—	—	75,810,877
Total Investments in Securities	$ 784,521,345	$ —	$ —	$ 784,521,345

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI Growth Allocation Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in affiliated investment companies, at value (identified cost $665,129,929)	$784,521,345
Cash collateral on deposit at broker for swap contracts	4,948,000
Receivables:
Dividends	516,292
Fund shares sold	409,771
Manager (See Note 3)	10,668
Other assets	82,902
Total assets	790,488,978
Liabilities
Payables:
Dividends and interest on OTC swaps contracts	2,828,132
Fund shares redeemed	687,686
NYLIFE Distributors (See Note 3)	162,627
Transfer agent (See Note 3)	155,002
Professional fees	23,834
Custodian	5,937
Trustees	10
Accrued expenses	66
Total liabilities	3,863,294
Net assets	$786,625,684
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$53,502
Additional paid-in-capital	661,485,913
661,539,415
Total distributable earnings (loss)	125,086,269
Net assets	$786,625,684
Class A
Net assets applicable to outstanding shares	$671,778,162
Shares of beneficial interest outstanding	45,707,583
Net asset value per share outstanding	$14.70
Maximum sales charge (3.00% of offering price)	0.45
Maximum offering price per share outstanding	$15.15
Investor Class
Net assets applicable to outstanding shares	$84,602,245
Shares of beneficial interest outstanding	5,739,440
Net asset value per share outstanding	$14.74
Maximum sales charge (2.50% of offering price)	0.38
Maximum offering price per share outstanding	$15.12
Class C
Net assets applicable to outstanding shares	$9,985,614
Shares of beneficial interest outstanding	690,389
Net asset value and offering price per share outstanding	$14.46
Class I
Net assets applicable to outstanding shares	$11,101,756
Shares of beneficial interest outstanding	742,869
Net asset value and offering price per share outstanding	$14.94
SIMPLE Class
Net assets applicable to outstanding shares	$9,157,907
Shares of beneficial interest outstanding	621,649
Net asset value and offering price per share outstanding	$14.73

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$9,725,087
Expenses
Distribution/Service—Class A (See Note 3)	877,320
Distribution/Service—Investor Class (See Note 3)	111,166
Distribution/Service—Class B (See Note 3)(a)	4,704
Distribution/Service—Class C (See Note 3)	58,384
Distribution/Service—SIMPLE Class (See Note 3)	22,012
Transfer agent (See Note 3)	415,130
Professional fees	47,164
Shareholder communication	45,711
Registration	45,179
Custodian	26,448
Trustees	9,289
Miscellaneous	14,890
Total expenses before waiver/reimbursement	1,677,397
Expense waiver/reimbursement from Manager (See Note 3)	(79,398)
Net expenses	1,597,999
Net investment income (loss)	8,127,088
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	6,904,603
Realized capital gain distributions from affiliated investment companies	12,939,912
Swap transactions	(12,042,165)
Net realized gain (loss)	7,802,350
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	(32,838,646)
Net realized and unrealized gain (loss)	(25,036,296)
Net increase (decrease) in net assets resulting from operations	$(16,909,208)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI Growth Allocation Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$8,127,088	$15,198,309
Net realized gain (loss)	7,802,350	59,022,406
Net change in unrealized appreciation (depreciation)	(32,838,646)	100,121,123
Net increase (decrease) in net assets resulting from operations	(16,909,208)	174,341,838
Distributions to shareholders:
Class A	(53,400,657)	(5,831,073)
Investor Class	(6,483,138)	(657,946)
Class B(a)	(76,939)	(13,076)
Class C	(801,244)	(22,860)
Class I	(890,060)	(109,083)
Class R2(b)	—	(522)
Class R3(b)	—	(5,231)
SIMPLE Class	(634,687)	(32,252)
Total distributions to shareholders	(62,286,725)	(6,672,043)
Capital share transactions:
Net proceeds from sales of shares	32,004,524	57,194,820
Net asset value of shares issued to shareholders in reinvestment of distributions	62,042,787	6,634,803
Cost of shares redeemed	(69,399,416)	(124,950,946)
Increase (decrease) in net assets derived from capital share transactions	24,647,895	(61,121,323)
Net increase (decrease) in net assets	(54,548,038)	106,548,472
Net Assets
Beginning of period	841,173,722	734,625,250
End of period	$786,625,684	$841,173,722

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$16.23	$13.17	$13.71	$17.89	$14.33	$14.40
Net investment income (loss) (a)	0.15	0.29	0.28	0.19	0.16	0.24
Net realized and unrealized gain (loss)	(0.45)	2.90	0.14	(2.56)	4.22	0.32
Total from investment operations	(0.30)	3.19	0.42	(2.37)	4.38	0.56
Less distributions:
From net investment income	(0.37)	(0.11)	(0.13)	(0.66)	(0.17)	(0.26)
From net realized gain on investments	(0.86)	(0.02)	(0.83)	(1.15)	(0.65)	(0.37)
Total distributions	(1.23)	(0.13)	(0.96)	(1.81)	(0.82)	(0.63)
Net asset value at end of period	$14.70	$16.23	$13.17	$13.71	$17.89	$14.33
Total investment return (b)	(2.08)%	24.29%	3.20%	(14.90)%	31.45%	3.89%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.00%††	1.87%	2.02%	1.30%	0.98%	1.69%
Net expenses (c)	0.35%††	0.34%	0.35%	0.35%	0.35%	0.37%
Portfolio turnover rate	11%	32%	27%	25%	29%	47%
Net assets at end of period (in 000’s)	$671,778	$714,585	$603,146	$603,691	$728,402	$542,938

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$16.25	$13.19	$13.73	$17.91	$14.33	$14.40
Net investment income (loss) (a)	0.14	0.26	0.25	0.17	0.14	0.21
Net realized and unrealized gain (loss)	(0.46)	2.90	0.15	(2.58)	4.22	0.32
Total from investment operations	(0.32)	3.16	0.40	(2.41)	4.36	0.53
Less distributions:
From net investment income	(0.33)	(0.08)	(0.11)	(0.62)	(0.13)	(0.23)
From net realized gain on investments	(0.86)	(0.02)	(0.83)	(1.15)	(0.65)	(0.37)
Total distributions	(1.19)	(0.10)	(0.94)	(1.77)	(0.78)	(0.60)
Net asset value at end of period	$14.74	$16.25	$13.19	$13.73	$17.91	$14.33
Total investment return (b)	(2.22)%	24.02%	2.97%	(15.05)%	31.27%	3.70%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.82%††	1.70%	1.84%	1.11%	0.82%	1.54%
Net expenses (c)	0.55%††	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses (before waiver/reimbursement) (c)	0.71%††	0.68%	0.69%	0.60%	0.68%	0.67%
Portfolio turnover rate	11%	32%	27%	25%	29%	47%
Net assets at end of period (in 000's)	$84,602	$91,193	$92,321	$99,449	$122,265	$126,514

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI Growth Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$15.88	$12.92	$13.46	$17.59	$14.10	$14.16
Net investment income (loss) (a)	0.08	0.14	0.15	0.05	0.02	0.11
Net realized and unrealized gain (loss)	(0.45)	2.84	0.14	(2.53)	4.14	0.31
Total from investment operations	(0.37)	2.98	0.29	(2.48)	4.16	0.42
Less distributions:
From net investment income	(0.19)	—	—	(0.50)	(0.02)	(0.11)
From net realized gain on investments	(0.86)	(0.02)	(0.83)	(1.15)	(0.65)	(0.37)
Total distributions	(1.05)	(0.02)	(0.83)	(1.65)	(0.67)	(0.48)
Net asset value at end of period	$14.46	$15.88	$12.92	$13.46	$17.59	$14.10
Total investment return (b)	(2.58)%	23.09%	2.19%	(15.70)%	30.23%	2.97%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.12%††	0.96%	1.11%	0.36%	0.09%	0.81%
Net expenses (c)	1.30%††	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses (before waiver/reimbursement) (c)	1.46%††	1.43%	1.44%	1.35%	1.43%	1.42%
Portfolio turnover rate	11%	32%	27%	25%	29%	47%
Net assets at end of period (in 000’s)	$9,986	$12,973	$14,669	$20,272	$29,440	$31,564

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$16.51	$13.39	$13.93	$18.15	$14.52	$14.58
Net investment income (loss) (a)	0.18	0.33	0.32	0.23	0.21	0.31
Net realized and unrealized gain (loss)	(0.48)	2.95	0.14	(2.60)	4.27	0.30
Total from investment operations	(0.30)	3.28	0.46	(2.37)	4.48	0.61
Less distributions:
From net investment income	(0.41)	(0.14)	(0.17)	(0.70)	(0.20)	(0.30)
From net realized gain on investments	(0.86)	(0.02)	(0.83)	(1.15)	(0.65)	(0.37)
Total distributions	(1.27)	(0.16)	(1.00)	(1.85)	(0.85)	(0.67)
Net asset value at end of period	$14.94	$16.51	$13.39	$13.93	$18.15	$14.52
Total investment return (b)	(2.04)%	24.64%	3.42%	(14.68)%	31.82%	4.16%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.26%††	2.10%	2.33%	1.51%	1.23%	2.18%
Net expenses (c)	0.10%††	0.09%	0.10%	0.10%	0.10%	0.11%
Portfolio turnover rate	11%	32%	27%	25%	29%	47%
Net assets at end of period (in 000’s)	$11,102	$11,578	$9,104	$7,974	$11,142	$8,063

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
33

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$16.26	$13.19	$13.71	$17.89	$14.33	$15.03**
Net investment income (loss) (a)	0.13	0.24	0.22	0.12	0.06	0.02
Net realized and unrealized gain (loss)	(0.46)	2.91	0.16	(2.57)	4.25	(0.72)
Total from investment operations	(0.33)	3.15	0.38	(2.45)	4.31	(0.70)
Less distributions:
From net investment income	(0.34)	(0.06)	(0.07)	(0.58)	(0.10)	—
From net realized gain on investments	(0.86)	(0.02)	(0.83)	(1.15)	(0.65)	—
Total distributions	(1.20)	(0.08)	(0.90)	(1.73)	(0.75)	—
Net asset value at end of period	$14.73	$16.26	$13.19	$13.71	$17.89	$14.33
Total investment return (b)	(2.26)%	23.95%	2.84%	(15.29)%	30.89%	(4.66)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.72%††	1.56%	1.62%	0.79%	0.37%	0.80%††
Net expenses (c)	0.61%††	0.60%	0.70%	0.80%	0.80%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.61%††	0.60%	0.70%	0.85%	0.93%	0.95%††
Portfolio turnover rate	11%	32%	27%	25%	29%	47%
Net assets at end of period (in 000’s)	$9,158	$8,310	$4,822	$3,072	$1,567	$180

*	Unaudited.
^	Inception date.
**	Based on the net asset value of Investor Class as of August 31, 2020.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI Growth Allocation Fund

NYLI Equity Allocation Fund
Portfolio of Investments April 30, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 95.7%
Equity Funds 95.7%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	2,038,737	$ 21,202,051
NYLI Candriam International Equity ETF (a)	624,265	19,664,347
NYLI Candriam U.S. Large Cap Equity ETF (a)	666,011	29,979,886
NYLI Candriam U.S. Mid Cap Equity ETF (a)	962,645	28,728,600
NYLI Epoch Capital Growth Fund Class I	101,532	1,492,200
NYLI Epoch International Choice Fund Class I (a)	496,598	20,884,957
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	1,445,827	30,380,297
NYLI Fiera SMID Growth Fund Class R6 (a)	1,863,272	28,493,535
NYLI FTSE International Equity Currency Neutral ETF	309,106	8,648,786
NYLI PineStone International Equity Fund Class R6	963,592	16,301,085
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,650,706	30,368,526
NYLI Winslow Large Cap Growth ETF (a)	424,164	18,651,679
NYLI Winslow Large Cap Growth Fund Class R6	1,175,241	13,336,048
NYLI WMC Enduring Capital Fund Class R6 (a)	786,676	31,242,611
NYLI WMC Growth Fund Class R6 (a)	627,092	29,979,637
NYLI WMC International Research Equity Fund Class I (a)	2,484,828	20,922,498
NYLI WMC Small Companies Fund Class I (a)	1,176,605	27,550,678
NYLI WMC Value Fund Class R6 (a)	970,031	30,509,317
Total Affiliated Investment Companies (Cost $330,695,460)		408,336,738
Short-Term Investment 4.1%
Affiliated Investment Company 4.1%
NYLI U.S. Government Liquidity Fund, 4.167% (b)	17,359,956	17,359,956
Total Short-Term Investment (Cost $17,359,956)	4.1%	17,359,956
Total Investments (Cost $348,055,416)	99.8%	425,696,694
Other Assets, Less Liabilities	0.2	799,501
Net Assets	100.0%	$ 426,496,195

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of April 30, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of April 30, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
35

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI 500 International ETF	$ 8,333	$ —	$ (8,136)	$ 1,596	$ (1,793)	$ —	$ —	$ —	—
NYLI Candriam Emerging Markets Equity Fund Class R6	22,689	1,157	(2,311)	48	(381)	21,202	158	—	2,039
NYLI Candriam International Equity ETF	18,324	2,621	(2,602)	23	1,298	19,664	152	—	624
NYLI Candriam U.S. Large Cap Equity ETF	32,794	451	(1,991)	227	(1,501)	29,980	188	—	666
NYLI Candriam U.S. Mid Cap Equity ETF	33,388	943	(3,050)	191	(2,743)	28,729	205	—	963
NYLI CBRE NextGen Real Estate ETF	1,582	—	(1,561)	120	(141)	—	—	—	—
NYLI Epoch Capital Growth Fund Class I	1,608	73	(109)	1	(81)	1,492	10	64	102
NYLI Epoch International Choice Fund Class I	18,797	4,011	(2,883)	(32)	992	20,885	317	—	497
NYLI Epoch U.S. Equity Yield Fund Class R6	32,832	2,911	(1,827)	(175)	(3,361)	30,380	460	2,403	1,446
NYLI Fiera SMID Growth Fund Class R6	33,301	2,674	(4,414)	93	(3,160)	28,494	—	916	1,863
NYLI FTSE International Equity Currency Neutral ETF	9,046	348	(1,177)	212	220	8,649	87	5	309
NYLI PineStone International Equity Fund Class R6	15,889	3,583	(3,142)	7	(36)	16,301	119	—	964
NYLI PineStone U.S. Equity Fund Class R6	32,232	759	(1,250)	(84)	(1,288)	30,369	188	321	1,651
NYLI U.S. Government Liquidity Fund	15,410	52,426	(50,476)	—	—	17,360	315	—	17,360
NYLI Winslow Large Cap Growth ETF	12,926	6,446	—	—	(720)	18,652	—	203	424
NYLI Winslow Large Cap Growth Fund Class R6	19,825	2,907	(6,891)	1,353	(3,859)	13,335	—	2,907	1,175
NYLI WMC Enduring Capital Fund Class R6	32,259	858	(2,481)	(37)	644	31,243	183	—	787
NYLI WMC Growth Fund Class R6	32,365	1,671	(2,458)	41	(1,639)	29,980	—	1,233	627
NYLI WMC International Research Equity Fund Class I	20,040	2,551	(2,861)	35	1,157	20,922	365	—	2,485
NYLI WMC Small Companies Fund Class I	33,567	2,603	(6,809)	721	(2,531)	27,551	126	—	1,177
NYLI WMC Value Fund Class R6	32,978	1,617	(1,725)	(88)	(2,273)	30,509	522	1,094	970
	$460,185	$90,610	$(108,154)	$4,252	$(21,196)	$425,697	$3,395	$9,146
Swap Contracts
Open OTC total return equity swap contracts as of April 30, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	15,916	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF plus 0.60%	12/1/25	Daily	2,283	—
JPMorgan Chase Bank NA	iShares MSCI EAFE Small-Cap ETF	1 day FEDF plus 0.70% - 0.72%	3/9/26	Daily	13,391	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/25	Daily	4,467	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.60%	12/1/25	Daily	7,039	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short Index	1 day FEDF plus 0.00% - 0.30%	6/18/25	Daily	(9,725)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/26	Daily	(17,522)	—
Citibank NA	S&P 500 Information Technology	1 day FEDF plus 0.85%	12/1/25	Daily	3,144	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(34,091)	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	7,395	—
Citibank NA	S&P Small Cap 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	24,302	—
						$ —
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	NYLI Equity Allocation Fund

The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of April 30, 2025.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Adobe Inc.	2,623	279,556	—	1.76
Advanced Micro Devices Inc.	3,065	326,631	—	2.05
Airbnb Inc.	2,973	316,790	—	1.99
Alphabet Inc.	2,970	316,446	—	1.99
Amazon.com Inc.	2,881	306,947	—	1.93
Amdocs Ltd.	3,053	325,306	—	2.04
Amphenol Corp.	3,811	406,136	—	2.55
Applied Materials Inc.	3,125	333,016	—	2.09
AppLovin Corp.	3,313	353,065	—	2.22
Aptiv plc	2,766	294,721	—	1.85
Arista Networks Inc.	3,181	338,916	—	2.13
BILL Holdings Inc.	3,163	337,099	—	2.12
Boeing Co. (The)	3,711	395,456	—	2.48
Booking Holdings Inc.	3,600	383,616	—	2.41
Cognex Corp.	2,584	275,301	—	1.73
Cognizant Technology Solutions Corp.	2,723	290,213	—	1.82
DoorDash Inc.	3,252	346,504	—	2.18
eBay Inc.	3,176	338,443	—	2.13
EPAM Systems Inc.	2,527	269,256	—	1.69
Etsy Inc.	2,816	300,069	—	1.89
ExlService Holdings Inc.	3,201	341,146	—	2.14
Fidelity National Information Services Inc.	3,514	374,457	—	2.35
Fiserv Inc.	2,640	281,341	—	1.77
Globant SA	2,704	288,124	—	1.81
GoDaddy Inc.	3,331	354,963	—	2.23
Honeywell International Inc.	3,097	329,981	—	2.07
HP Inc.	2,721	289,941	—	1.82
Informatica Inc.	3,176	338,448	—	2.13
Jack Henry & Associates Inc.	2,946	313,897	—	1.97
KLA Corp.	3,245	345,819	—	2.17
Marvell Technology Inc.	2,650	282,393	—	1.77
Match Group Inc.	2,877	306,587	—	1.93
Meta Platforms Inc.	2,783	296,529	—	1.86
Micron Technology Inc.	2,666	284,067	—	1.78
MKS Instruments Inc.	2,772	295,434	—	1.86
Nasdaq Inc.	3,220	343,154	—	2.16
Northrop Grumman Corp.	3,043	324,223	—	2.04
nVent Electric plc	3,147	335,327	—	2.11
NVIDIA Corp.	3,040	323,906	—	2.04
PayPal Holdings Inc.	2,959	315,352	—	1.98
Pegasystems Inc.	3,986	424,787	—	2.67
Pinterest Inc.	2,458	261,974	—	1.65
PTC Inc.	3,011	320,822	—	2.02
Q2 Holdings, Inc.	3,284	349,891	—	2.20
Trade Desk, Inc. (The)	2,783	296,534	—	1.86
Uber Technologies, Inc.	3,499	372,850	—	2.34
Upstart Holdings Inc.	3,147	335,348	—	2.11
Vertiv Holdings Co.	3,187	339,628	—	2.13
Zillow Group Inc.	2,962	315,605	—	1.98

1.	As of April 30, 2025, cash in the amount $2,517,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of April 30, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
37

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 408,336,738	$ —	$ —	$ 408,336,738
Short-Term Investment
Affiliated Investment Company	17,359,956	—	—	17,359,956
Total Investments in Securities	$ 425,696,694	$ —	$ —	$ 425,696,694

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	NYLI Equity Allocation Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in affiliated investment companies, at value (identified cost $348,055,416)	$425,696,694
Cash collateral on deposit at broker for swap contracts	2,517,000
Receivables:
Fund shares sold	119,899
Dividends	54,795
Manager (See Note 3)	7,410
Other assets	81,802
Total assets	428,477,600
Liabilities
Payables:
Dividends and interest on OTC swaps contracts	1,530,500
Fund shares redeemed	242,968
Transfer agent (See Note 3)	90,034
NYLIFE Distributors (See Note 3)	88,800
Professional fees	20,587
Custodian	6,871
Trustees	31
Accrued expenses	1,614
Total liabilities	1,981,405
Net assets	$426,496,195
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$27,122
Additional paid-in-capital	344,239,203
344,266,325
Total distributable earnings (loss)	82,229,870
Net assets	$426,496,195
Class A
Net assets applicable to outstanding shares	$363,425,408
Shares of beneficial interest outstanding	23,093,531
Net asset value per share outstanding	$15.74
Maximum sales charge (3.00% of offering price)	0.49
Maximum offering price per share outstanding	$16.23
Investor Class
Net assets applicable to outstanding shares	$49,031,486
Shares of beneficial interest outstanding	3,120,087
Net asset value per share outstanding	$15.71
Maximum sales charge (2.50% of offering price)	0.40
Maximum offering price per share outstanding	$16.11
Class C
Net assets applicable to outstanding shares	$5,927,409
Shares of beneficial interest outstanding	395,466
Net asset value and offering price per share outstanding	$14.99
Class I
Net assets applicable to outstanding shares	$2,222,688
Shares of beneficial interest outstanding	137,187
Net asset value and offering price per share outstanding	$16.20
SIMPLE Class
Net assets applicable to outstanding shares	$5,889,204
Shares of beneficial interest outstanding	375,801
Net asset value and offering price per share outstanding	$15.67

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
39

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$3,395,025
Expenses
Distribution/Service—Class A (See Note 3)	475,548
Distribution/Service—Investor Class (See Note 3)	64,692
Distribution/Service—Class B (See Note 3)(a)	3,208
Distribution/Service—Class C (See Note 3)	34,059
Distribution/Service—SIMPLE Class (See Note 3)	14,075
Transfer agent (See Note 3)	240,755
Registration	43,539
Professional fees	36,480
Shareholder communication	32,085
Custodian	20,670
Trustees	5,105
Miscellaneous	8,938
Total expenses before waiver/reimbursement	979,154
Expense waiver/reimbursement from Manager (See Note 3)	(52,820)
Net expenses	926,334
Net investment income (loss)	2,468,691
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	4,251,929
Realized capital gain distributions from affiliated investment companies	9,145,788
Swap transactions	(5,994,201)
Net realized gain (loss)	7,403,516
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	(21,195,688)
Net realized and unrealized gain (loss)	(13,792,172)
Net increase (decrease) in net assets resulting from operations	$(11,323,481)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
40	NYLI Equity Allocation Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,468,691	$4,011,743
Net realized gain (loss)	7,403,516	29,954,082
Net change in unrealized appreciation (depreciation)	(21,195,688)	70,994,630
Net increase (decrease) in net assets resulting from operations	(11,323,481)	104,960,455
Distributions to shareholders:
Class A	(24,205,209)	—
Investor Class	(3,150,769)	—
Class B(a)	(43,691)	—
Class C	(382,370)	—
Class I	(153,800)	—
SIMPLE Class	(339,007)	—
Total distributions to shareholders	(28,274,846)	—
Capital share transactions:
Net proceeds from sales of shares	18,180,479	34,017,092
Net asset value of shares issued to shareholders in reinvestment of distributions	28,121,168	—
Cost of shares redeemed	(41,192,529)	(66,862,401)
Increase (decrease) in net assets derived from capital share transactions	5,109,118	(32,845,309)
Net increase (decrease) in net assets	(34,489,209)	72,115,146
Net Assets
Beginning of period	460,985,404	388,870,258
End of period	$426,496,195	$460,985,404

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
41

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$17.25	$13.54	$14.50	$19.80	$14.86	$15.10
Net investment income (loss) (a)	0.09	0.15	0.16	0.14	0.11	0.19
Net realized and unrealized gain (loss)	(0.51)	3.56	0.34	(3.19)	5.64	0.38
Total from investment operations	(0.42)	3.71	0.50	(3.05)	5.75	0.57
Less distributions:
From net investment income	(0.18)	—	(0.18)	(0.86)	(0.08)	(0.28)
From net realized gain on investments	(0.91)	—	(1.28)	(1.39)	(0.73)	(0.53)
Total distributions	(1.09)	—	(1.46)	(2.25)	(0.81)	(0.81)
Net asset value at end of period	$15.74	$17.25	$13.54	$14.50	$19.80	$14.86
Total investment return (b)	(2.66)%	27.40%	3.60%	(17.56)%	39.73%	3.70%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.14%††	0.93%	1.16%	0.89%	0.60%	1.29%
Net expenses (c)	0.38%††	0.37%	0.39%	0.37%	0.38%	0.41%
Portfolio turnover rate	9%	30%	23%	17%	27%	36%
Net assets at end of period (in 000’s)	$363,425	$387,368	$311,491	$302,559	$372,926	$258,743

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$17.21	$13.52	$14.48	$19.78	$14.84	$15.08
Net investment income (loss) (a)	0.08	0.13	0.14	0.12	0.09	0.17
Net realized and unrealized gain (loss)	(0.53)	3.56	0.33	(3.20)	5.62	0.38
Total from investment operations	(0.45)	3.69	0.47	(3.08)	5.71	0.55
Less distributions:
From net investment income	(0.14)	—	(0.15)	(0.83)	(0.04)	(0.26)
From net realized gain on investments	(0.91)	—	(1.28)	(1.39)	(0.73)	(0.53)
Total distributions	(1.05)	—	(1.43)	(2.22)	(0.77)	(0.79)
Net asset value at end of period	$15.71	$17.21	$13.52	$14.48	$19.78	$14.84
Total investment return (b)	(2.83)%	27.29%	3.41%	(17.72)%	39.50%	3.55%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.98%††	0.80%	1.02%	0.73%	0.48%	1.18%
Net expenses (c)	0.55%††	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses (before waiver/reimbursement) (c)	0.73%††	0.70%	0.72%	0.63%	0.71%	0.72%
Portfolio turnover rate	9%	30%	23%	17%	27%	36%
Net assets at end of period (in 000's)	$49,031	$53,165	$54,091	$58,318	$73,138	$73,492

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
42	NYLI Equity Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$16.38	$12.97	$13.93	$19.11	$14.42	$14.66
Net investment income (loss) (a)	0.02	0.01	0.04	(0.00)‡	(0.04)	0.07
Net realized and unrealized gain (loss)	(0.50)	3.40	0.31	(3.10)	5.46	0.35
Total from investment operations	(0.48)	3.41	0.35	(3.10)	5.42	0.42
Less distributions:
From net investment income	—	—	(0.03)	(0.69)	—	(0.13)
From net realized gain on investments	(0.91)	—	(1.28)	(1.39)	(0.73)	(0.53)
Total distributions	(0.91)	—	(1.31)	(2.08)	(0.73)	(0.66)
Net asset value at end of period	$14.99	$16.38	$12.97	$13.93	$19.11	$14.42
Total investment return (b)	(3.13)%	26.29%	2.64%	(18.37)%	38.53%	2.79%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.30%††	0.04%	0.30%	(0.00)%‡‡	(0.25)%	0.49%
Net expenses (c)	1.30%††	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses (before waiver/reimbursement) (c)	1.48%††	1.45%	1.47%	1.38%	1.46%	1.47%
Portfolio turnover rate	9%	30%	23%	17%	27%	36%
Net assets at end of period (in 000’s)	$5,927	$7,653	$7,961	$10,763	$16,001	$15,805

*	Unaudited.
‡	Less than one cent per share.
‡‡	Less than one-tenth of a percent.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
43

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$17.74	$13.88	$14.84	$20.21	$15.15	$15.37
Net investment income (loss) (a)	0.10	0.20	0.21	0.19	0.16	0.24
Net realized and unrealized gain (loss)	(0.53)	3.66	0.32	(3.27)	5.74	0.39
Total from investment operations	(0.43)	3.86	0.53	(3.08)	5.90	0.63
Less distributions:
From net investment income	(0.20)	—	(0.21)	(0.90)	(0.11)	(0.32)
From net realized gain on investments	(0.91)	—	(1.28)	(1.39)	(0.73)	(0.53)
Total distributions	(1.11)	—	(1.49)	(2.29)	(0.84)	(0.85)
Net asset value at end of period	$16.20	$17.74	$13.88	$14.84	$20.21	$15.15
Total investment return (b)	(2.60)%	27.81%	3.80%	(17.35)%	40.05%	4.02%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.12%††	1.17%	1.43%	1.16%	0.86%	1.60%
Net expenses (c)	0.12%††	0.12%	0.14%	0.12%	0.13%	0.16%
Portfolio turnover rate	9%	30%	23%	17%	27%	36%
Net assets at end of period (in 000’s)	$2,223	$5,918	$4,968	$5,463	$6,649	$4,727

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
44	NYLI Equity Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$17.18	$13.51	$14.46	$19.75	$14.84	$15.70**
Net investment income (loss) (a)	0.07	0.10	0.09	0.05	(0.01)	(0.01)
Net realized and unrealized gain (loss)	(0.52)	3.57	0.35	(3.17)	5.68	(0.85)
Total from investment operations	(0.45)	3.67	0.44	(3.12)	5.67	(0.86)
Less distributions:
From net investment income	(0.15)	—	(0.11)	(0.78)	(0.03)	—
From net realized gain on investments	(0.91)	—	(1.28)	(1.39)	(0.73)	—
Total distributions	(1.06)	—	(1.39)	(2.17)	(0.76)	—
Net asset value at end of period	$15.67	$17.18	$13.51	$14.46	$19.75	$14.84
Total investment return (b)	(2.83)%	27.17%	3.19%	(17.91)%	39.15%	(5.48)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.83%††	0.59%	0.62%	0.30%	(0.07)%	(0.27)%††
Net expenses (c)	0.63%††	0.62%	0.79%	0.80%	0.80%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.63%††	0.62%	0.79%	0.88%	0.96%	0.97%††
Portfolio turnover rate	9%	30%	23%	17%	27%	36%
Net assets at end of period (in 000’s)	$5,889	$5,175	$2,742	$1,383	$463	$24

*	Unaudited.
^	Inception date.
**	Based on the net asset value of Investor Class as of August 31, 2020.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
45

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds” and each individually, referred to as a “Fund"). These financial statements and notes relate to the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (collectively referred to as the "Allocation Funds" and each individually referred to as an "Allocation Fund"). Each is a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists each Allocation Fund's share classes that have been registered and commenced operations:
Fund	Share Classes Commenced Operations
NYLI Conservative Allocation Fund	Class A, Investor Class, Class C, Class I and SIMPLE Class
NYLI Moderate Allocation Fund	Class A, Investor Class, Class C, Class I and SIMPLE Class
NYLI Growth Allocation Fund	Class A, Investor Class, Class C, Class I and SIMPLE Class
NYLI Equity Allocation Fund	Class A, Investor Class, Class C, Class I and SIMPLE Class
Effective at the close of business on February 23, 2024, Class R3 shares of the NYLI Equity Allocation Fund and Class R2 and R3 shares of the NYLI Conservative Allocation Fund, NYLI Growth Allocation Fund and NYLI Moderate Allocation Fund were liquidated.
Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a CDSC of 1.00% may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter ten years after the date they were purchased. Additionally, as disclosed in the Funds' prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of an Allocation Fund may be converted to one or more other share classes of the Allocation Funds as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares. Class I shares are not subject to a distribution and/or service fee.
The investment objective for each of the Allocation Funds is as follows:
The NYLI Conservative Allocation Fund seeks current income and, secondarily, long-term growth of capital.
The NYLI Moderate Allocation Fund seeks long-term growth of capital and, secondarily, current income.
The NYLI Growth Allocation Fund seeks long-term growth of capital and, secondarily, current income.
The NYLI Equity Allocation Fund seeks long-term growth of capital.
The Allocation Funds are "funds-of-funds" that seek to achieve their investment objectives by investing in mutual funds and exchange-traded funds (“ETFs”) managed by New York Life Investment Management LLC ("New York Life Investments" or “Manager”) or its affiliates (the “Underlying Funds”). The NYLI Equity Allocation Fund invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in Underlying Equity Funds.
In this reporting period, the Allocation Funds adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Allocation Funds' financial position or their results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Allocation Funds' chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Allocation Funds have a single operating segment based on the fact that the Committee monitors the operating results of the Allocation Funds as a whole and the Allocation Funds' long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Allocation Funds' portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Allocation Funds' Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

46	NYLI Asset Allocation Funds

Note 2–Significant Accounting Policies
The Allocation Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Allocation Funds prepare their financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follow the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Allocation Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investments as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in each Allocation Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Allocation Funds' and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Allocation Fund investments. The Valuation Designee may value the Allocation Funds' portfolio securities for which market quotations are not readily available and other Allocation Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Allocation Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Allocation Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Allocation Fund. Unobservable inputs reflect each Allocation Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Allocation Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Allocation Fund’s assets and liabilities as of April 30, 2025, is included at the end of each Allocation Fund’s Portfolio of Investments.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
47

Notes to Financial Statements (Unaudited) (continued)
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Allocation Funds will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   Each Allocation Fund is treated as a separate entity for federal income tax purposes. The Allocation Funds' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of each Allocation Fund within the allowable time limits.
The Manager evaluates each Allocation Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Allocation Funds' tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Allocation Funds' financial statements. The Allocation Funds' federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund each intend to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. The NYLI Conservative Allocation Fund intends to declare and dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the respective Allocation Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Allocation Funds record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividends and distributions received by the Allocation Funds from the Underlying Funds are recorded on the ex-dividend date.
Investment income and realized and unrealized gains and losses on investments of the Allocation Funds are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Allocation Funds, including those of related parties to the Allocation Funds, are shown in the Statement of Operations.
Additionally, the Allocation Funds may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.

48	NYLI Asset Allocation Funds

(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Swap Contracts. The Allocation Funds may enter into credit default, interest rate, equity, index and currency exchange rate swap contracts (“swaps”). In a typical swap transaction, two parties agree to exchange the future returns (or differentials in rates of future returns) earned or realized at periodic intervals on a particular investment or instrument based on a notional principal amount. Generally, the Allocation Funds will enter into a swap on a net basis, which means that the two payment streams under the swap are netted, with the Allocation Funds receiving or paying (as the case may be) only the net amount of the two payment streams. Therefore, the Allocation Funds' current obligation under a swap generally will be equal to the net amount to be paid or received under the swap, based on the relative value of notional positions attributable to each counterparty to the swap. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the terms of the swap. Swap agreements are privately negotiated in the over the counter (“OTC”) market and may be executed in a multilateral or other trade facilities platform, such as a registered commodities exchange (“centrally cleared swaps”).
Certain standardized swaps, including certain credit default and interest rate swaps, are subject to mandatory clearing and exchange-trading, and more types of standardized swaps are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for exchange-traded and cleared derivatives is expected to be generally lower than for uncleared derivatives, but cleared contracts are not risk-free. In a cleared derivative transaction, the Allocation Funds typically enter into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Allocation Funds' exposure to the credit risk of its original counterparty. The Allocation Funds will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Allocation Funds would be required to post in an uncleared transaction.
Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. Any payments made or received upon entering into a swap would be amortized or accreted over the life of the swap and recorded as a realized gain or loss. Early termination of a swap is recorded as a realized gain or loss. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statement of Assets and Liabilities.
The Allocation Funds bear the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The Allocation Funds may be able to eliminate its exposure under a swap either by assignment or other disposition, or by entering into an offsetting swap with the same party or a similar credit-worthy party. Swaps are not actively traded on financial markets. Entering into swaps involves elements of credit, market, leverage, liquidity, operational, counterparty and legal/documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibilities that there will be no liquid market for these swaps, that the counterparty to the swaps may default on its obligation to perform or disagree as to the meaning of the contractual terms in the swaps and that there may be unfavorable changes in interest rates, the price of the index or the security underlying these transactions, among other risks.
Equity Swaps (Total Return Swaps). Total return swap contracts are agreements between counterparties to exchange cash flow, one based on a market-linked return of an individual asset or group of assets (such as an index), and the other on a fixed or floating rate. As a total return swap, an equity swap may be structured in different ways. For example, when the Allocation Funds enter into a “long” equity swap, the counterparty may agree to pay the Allocation Funds the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular referenced security or securities, plus the dividends that would have been received on those securities. In return, the Allocation Funds will generally agree to pay the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such referenced security or securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Therefore, the Allocation Funds' return on the equity swap generally should equal the gain or loss on the notional amount, plus dividends on the referenced security or securities less the interest paid by the Allocation Funds on the notional amount. Alternatively, when the Allocation Funds enter into a “short” equity swap, the counterparty will generally agree to pay the Allocation Funds the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Allocation Funds sold a particular referenced security or securities short, less the dividend expense that the Allocation Funds would have incurred on the referenced security or securities, as adjusted for interest payments or other economic factors. In this situation, the Allocation Funds will generally be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had it been invested directly in the referenced security or securities.
Equity swaps generally do not involve the delivery of securities or other referenced assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Allocation Funds are contractually obligated to make. If the other party to an equity swap defaults, the Allocation Funds' risk of loss consists of the net amount of payments that the Allocation Funds are contractually entitled to receive, if any.
49

Notes to Financial Statements (Unaudited) (continued)
Equity swaps are derivatives and their value can be very volatile. The Allocation Funds may engage in total return swaps to gain exposure to emerging markets securities, along with offsetting long total return swap positions to maintain appropriate currency balances and risk exposures across all swap positions. To the extent that the Manager, or the Subadvisor do not accurately analyze and predict future market trends, the values or assets or economic factors, the Allocation Funds may suffer a loss, which may be substantial.
(H) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Allocation Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Allocation Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Allocation Funds that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Allocation Funds.
(I) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Allocation Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Allocation Funds' financial positions, performance and cash flows.
The Allocation Funds entered into total return swap contracts to seek to enhance returns or reduce the risk of loss by hedging certain of the Allocation Funds' holdings. These derivatives are not accounted for as hedging instruments.
NYLI Conservative Allocation Fund
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Swap Transactions	$(5,982,857)	$(5,982,857)
Total Net Realized Gain (Loss)	$(5,982,857)	$(5,982,857)

Average Notional Amount	Total
Swap Contracts Long	$84,149,283
Swap Contracts Short	$(55,502,624)
NYLI Moderate Allocation Fund
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Swap Transactions	$(12,114,565)	$(12,114,565)
Total Net Realized Gain (Loss)	$(12,114,565)	$(12,114,565)

Average Notional Amount	Total
Swap Contracts Long	$179,747,153
Swap Contracts Short	$(119,210,845)
NYLI Growth Allocation Fund
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Swap Transactions	$(12,042,165)	$(12,042,165)
Total Net Realized Gain (Loss)	$(12,042,165)	$(12,042,165)

Average Notional Amount	Total
Swap Contracts Long	$191,863,656
Swap Contracts Short	$(127,129,881)
NYLI Equity Allocation Fund
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Swap Transactions	$(5,994,201)	$(5,994,201)
Total Net Realized Gain (Loss)	$(5,994,201)	$(5,994,201)

Average Notional Amount	Total
Swap Contracts Long	$98,519,962
Swap Contracts Short	$(80,596,660)
Note 3–Fees and Related Party Transactions
(A) Manager.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”), serves as the Allocation Funds' Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”) and is responsible for the day-to-day portfolio management of the Allocation Funds. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be

50	NYLI Asset Allocation Funds

maintained by the Allocation Funds. Except for the portion of salaries and expenses that are the responsibility of the Allocation Funds, the Manager pays the salaries and expenses of all personnel affiliated with the Allocation Funds and certain operational expenses of the Allocation Funds. The Allocation Funds reimburse New York Life Investments in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to the Allocation Funds.
The Allocation Funds do not pay any fees to the Manager in return for the services performed under the Management Agreement. The Allocation Funds do, however, indirectly pay a proportionate share of the management fees paid to the managers of the Underlying Funds in which the Allocation Funds invest.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets for each class:
Fund	Class A	Investor Class	Class C	Class I	SIMPLE Class
NYLI Conservative Allocation Fund	0.50%	0.55%	1.30%	0.25%	0.80%
NYLI Moderate Allocation Fund	0.50	0.55	1.30	0.25	0.80
NYLI Growth Allocation Fund	0.50	0.55	1.30	0.25	0.80
NYLI Equity Allocation Fund	0.50	0.55	1.30	0.25	0.80

This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments waived its fees and/or reimbursed expenses of the Allocation Funds as follows:
Fund	Total
NYLI Conservative Allocation Fund	$33,793
NYLI Moderate Allocation Fund	75,832
NYLI Growth Allocation Fund	79,398
NYLI Equity Allocation Fund	52,820
JPMorgan provides sub-administration and sub-accounting services to the Allocation Funds pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Allocation Funds, maintaining the general ledger and sub-ledger accounts for the calculation of the Allocation Funds' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Allocation Funds' administrative  operations. For providing these services to the Allocation Funds, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Allocation Funds. The Allocation Funds will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Allocation Funds.
(B) Distribution, Service and Shareholder Service Fees.  The Trust, on behalf of the Allocation Funds, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Allocation Funds have adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Distributor receives a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the SIMPLE Class shares Plans, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Allocation Funds' shares and service activities.
In accordance with the Shareholder Services Plans for the Class R1 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R1 shares.

51

Notes to Financial Statements (Unaudited) (continued)
(C) Sales Charges.  The Allocation Funds were advised by the Distributor that the amount of initial sales charges retained on sales of each class of shares during the six-month period ended April 30, 2025, was as follows:
NYLI Conservative Allocation Fund
Class A	$ 19,251
Investor Class	2,593

NYLI Moderate Allocation Fund
Class A	$ 58,261
Investor Class	8,057

NYLI Growth Allocation Fund
Class A	$ 69,414
Investor Class	8,137

NYLI Equity Allocation Fund
Class A	$ 38,414
Investor Class	4,419
The Allocation Funds were also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the six-month period ended April 30, 2025, as follows:
NYLI Conservative Allocation Fund
Class A	$ 658
Investor Class	28
Class C	365

NYLI Moderate Allocation Fund
Class A	$ 4,906
Class C	791

NYLI Growth Allocation Fund
Class A	$ 9,335
Class C	783

NYLI Equity Allocation Fund
Class A	$ 4,678
Investor Class	20
Class C	225
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.   NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Allocation Funds’ transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor and Distribution
Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to each of the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Allocation Funds and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
NYLI Conservative Allocation Fund	Expense	Waived
Class A	$ 90,162	$ —
Investor Class	59,736	—
Class B*	477	—
Class C	15,930	—
Class I	1,513	—
SIMPLE Class	946	—

NYLI Moderate Allocation Fund	Expense	Waived
Class A	$ 177,822	$ —
Investor Class	156,860	—
Class B*	1,719	—
Class C	21,110	—
Class I	2,307	—
SIMPLE Class	3,708	—

NYLI Growth Allocation Fund	Expense	Waived
Class A	$ 200,581	$ —
Investor Class	182,766	—
Class B*	1,831	—
Class C	23,955	—
Class I	3,273	—
SIMPLE Class	2,724	—

NYLI Equity Allocation Fund	Expense	Waived
Class A	$ 115,797	$ —
Investor Class	106,956	—
Class B*	1,256	—
Class C	14,085	—
Class I	899	—
SIMPLE Class	1,762	—

*	Effective at the close of business on February 19, 2025, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule.

52	NYLI Asset Allocation Funds

(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Allocation Funds with the values and percentages of net assets as follows:
NYLI Conservative Allocation Fund
SIMPLE Class	$28,584	0.7%

NYLI Moderate Allocation Fund
SIMPLE Class	$30,715	0.2%

NYLI Growth Allocation Fund
SIMPLE Class	$32,927	0.4%

NYLI Equity Allocation Fund
SIMPLE Class	$34,417	0.6%
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of each Allocation Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
NYLI Conservative Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$338,661,723	$22,946,684	$(3,380,712)	$19,565,972

NYLI Moderate Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$667,384,951	$82,276,404	$(3,128,638)	$79,147,766

NYLI Growth Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$671,846,862	$114,063,186	$(1,388,703)	$112,674,483

NYLI Equity Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$353,338,792	$73,035,775	$(677,873)	$72,357,902
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024
Fund	Ordinary Income	Total
NYLI Conservative Allocation Fund	$10,914,838	$10,914,838
NYLI Moderate Allocation Fund	2,590,301	2,590,301
NYLI Growth Allocation Fund	6,672,043	6,672,043
NYLI Equity Allocation Fund	—	—

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Allocation Funds. Custodial fees are charged to each Allocation Fund based on each Allocation Fund's net assets and the market value of securities held by each Allocation Fund and the number of certain transactions incurred by each Allocation Fund.
Note 6–Line of Credit
The Allocation Funds and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Allocation Funds and certain other funds managed by New York Life
53

Notes to Financial Statements (Unaudited) (continued)
Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Allocation Funds, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Allocation Funds under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Allocation Funds, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Allocation Funds and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Allocation Funds.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities were as follows:
Fund	Purchases	Sales
NYLI Conservative Allocation Fund	$24,942	$39,209
NYLI Moderate Allocation Fund	70,853	100,488
NYLI Growth Allocation Fund	80,979	103,431
NYLI Equity Allocation Fund	38,185	57,679
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
NYLI Conservative Allocation Fund
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	1,024,134	$12,217,734
Shares issued to shareholders in reinvestment of distributions	957,123	11,234,135
Shares redeemed	(2,527,696)	(30,050,171)
Net increase (decrease) in shares outstanding before conversion	(546,439)	(6,598,302)
Shares converted into Class A (See Note 1)	213,073	2,563,336
Net increase (decrease)	(333,366)	$(4,034,966)
Year ended October 31, 2024:
Shares sold	1,745,300	$20,517,464
Shares issued to shareholders in reinvestment of distributions	793,935	9,428,579
Shares redeemed	(5,537,051)	(64,796,681)
Net increase (decrease) in shares outstanding before conversion	(2,997,816)	(34,850,638)
Shares converted into Class A (See Note 1)	830,262	9,821,864
Shares converted from Class A (See Note 1)	(1,255)	(14,756)
Net increase (decrease)	(2,168,809)	$(25,043,530)

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	93,611	$1,116,038
Shares issued to shareholders in reinvestment of distributions	83,526	980,257
Shares redeemed	(175,077)	(2,084,615)
Net increase (decrease) in shares outstanding before conversion	2,060	11,680
Shares converted into Investor Class (See Note 1)	40,493	491,183
Shares converted from Investor Class (See Note 1)	(88,527)	(1,051,989)
Net increase (decrease)	(45,974)	$(549,126)
Year ended October 31, 2024:
Shares sold	214,923	$2,517,031
Shares issued to shareholders in reinvestment of distributions	70,459	835,523
Shares redeemed	(372,756)	(4,367,276)
Net increase (decrease) in shares outstanding before conversion	(87,374)	(1,014,722)
Shares converted into Investor Class (See Note 1)	133,642	1,563,640
Shares converted from Investor Class (See Note 1)	(535,419)	(6,363,359)
Net increase (decrease)	(489,151)	$(5,814,441)

54	NYLI Asset Allocation Funds

Class B	Shares	Amount
Six-month period ended April 30, 2025: (a)
Shares sold	126	$1,536
Shares issued to shareholders in reinvestment of distributions	518	6,008
Shares redeemed	(2,142)	(24,994)
Net increase (decrease) in shares outstanding before conversion	(1,498)	(17,450)
Shares converted from Class B (See Note 1)	(61,086)	(732,091)
Net increase (decrease)	(62,584)	$(749,541)
Year ended October 31, 2024:
Shares sold	2,873	$34,070
Shares issued to shareholders in reinvestment of distributions	2,900	33,480
Shares redeemed	(35,777)	(410,935)
Net increase (decrease) in shares outstanding before conversion	(30,004)	(343,385)
Shares converted from Class B (See Note 1)	(212,839)	(2,445,235)
Net increase (decrease)	(242,843)	$(2,788,620)

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	15,042	$176,187
Shares issued to shareholders in reinvestment of distributions	19,727	227,679
Shares redeemed	(93,256)	(1,089,733)
Net increase (decrease) in shares outstanding before conversion	(58,487)	(685,867)
Shares converted from Class C (See Note 1)	(107,314)	(1,270,439)
Net increase (decrease)	(165,801)	$(1,956,306)
Year ended October 31, 2024:
Shares sold	41,898	$481,355
Shares issued to shareholders in reinvestment of distributions	17,445	202,855
Shares redeemed	(275,668)	(3,174,767)
Net increase (decrease) in shares outstanding before conversion	(216,325)	(2,490,557)
Shares converted from Class C (See Note 1)	(224,507)	(2,576,030)
Net increase (decrease)	(440,832)	$(5,066,587)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	32,033	$384,746
Shares issued to shareholders in reinvestment of distributions	16,222	192,763
Shares redeemed	(45,951)	(552,816)
Net increase (decrease)	2,304	$24,693
Year ended October 31, 2024:
Shares sold	131,001	$1,589,057
Shares issued to shareholders in reinvestment of distributions	16,982	203,468
Shares redeemed	(386,394)	(4,619,809)
Net increase (decrease) in shares outstanding before conversion	(238,411)	(2,827,284)
Shares converted into Class I (See Note 1)	1,239	14,756
Net increase (decrease)	(237,172)	$(2,812,528)

Class R2(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	138	$1,511
Shares issued to shareholders in reinvestment of distributions	100	1,156
Shares redeemed	(15,127)	(174,359)
Net increase (decrease)	(14,889)	$(171,692)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	300	$3,335
Shares issued to shareholders in reinvestment of distributions	1,487	17,084
Shares redeemed	(248,093)	(2,881,689)
Net increase (decrease)	(246,306)	$(2,861,270)

55

Notes to Financial Statements (Unaudited) (continued)
SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	68,885	$821,175
Shares issued to shareholders in reinvestment of distributions	10,629	124,270
Shares redeemed	(28,596)	(341,494)
Net increase (decrease)	50,918	$603,951
Year ended October 31, 2024:
Shares sold	107,021	$1,251,130
Shares issued to shareholders in reinvestment of distributions	6,608	78,460
Shares redeemed	(27,014)	(315,626)
Net increase (decrease) in shares outstanding before conversion	86,615	1,013,964
Shares converted from SIMPLE Class (See Note 1)	(77)	(880)
Net increase (decrease)	86,538	$1,013,084

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
NYLI Moderate Allocation Fund
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	1,505,689	$20,870,577
Shares issued to shareholders in reinvestment of distributions	3,166,348	42,745,700
Shares redeemed	(4,751,024)	(65,353,995)
Net increase (decrease) in shares outstanding before conversion	(78,987)	(1,737,718)
Shares converted into Class A (See Note 1)	450,061	6,303,541
Shares converted from Class A (See Note 1)	(2,902)	(38,096)
Net increase (decrease)	368,172	$4,527,727
Year ended October 31, 2024:
Shares sold	3,122,706	$42,478,899
Shares issued to shareholders in reinvestment of distributions	179,621	2,376,393
Shares redeemed	(7,382,644)	(100,422,486)
Net increase (decrease) in shares outstanding before conversion	(4,080,317)	(55,567,194)
Shares converted into Class A (See Note 1)	1,888,695	25,951,051
Shares converted from Class A (See Note 1)	(692)	(9,788)
Net increase (decrease)	(2,192,314)	$(29,625,931)

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	269,946	$3,722,795
Shares issued to shareholders in reinvestment of distributions	327,279	4,434,631
Shares redeemed	(345,080)	(4,762,389)
Net increase (decrease) in shares outstanding before conversion	252,145	3,395,037
Shares converted into Investor Class (See Note 1)	65,100	920,489
Shares converted from Investor Class (See Note 1)	(278,169)	(3,866,327)
Net increase (decrease)	39,076	$449,199
Year ended October 31, 2024:
Shares sold	599,105	$8,162,137
Shares issued to shareholders in reinvestment of distributions	10,827	143,672
Shares redeemed	(757,087)	(10,320,200)
Net increase (decrease) in shares outstanding before conversion	(147,155)	(2,014,391)
Shares converted into Investor Class (See Note 1)	215,035	2,923,242
Shares converted from Investor Class (See Note 1)	(1,434,301)	(19,799,192)
Net increase (decrease)	(1,366,421)	$(18,890,341)

Class B	Shares	Amount
Six-month period ended April 30, 2025: (a)
Shares sold	1,412	$20,214
Shares issued to shareholders in reinvestment of distributions	4,371	58,349
Shares redeemed	(5,616)	(77,728)
Net increase (decrease) in shares outstanding before conversion	167	835
Shares converted from Class B (See Note 1)	(152,220)	(2,132,039)
Net increase (decrease)	(152,053)	$(2,131,204)
Year ended October 31, 2024:
Shares sold	3,333	$43,579
Shares redeemed	(58,421)	(778,212)
Net increase (decrease) in shares outstanding before conversion	(55,088)	(734,633)
Shares converted from Class B (See Note 1)	(466,991)	(6,257,338)
Net increase (decrease)	(522,079)	$(6,991,971)

56	NYLI Asset Allocation Funds

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	26,495	$359,922
Shares issued to shareholders in reinvestment of distributions	40,192	536,167
Shares redeemed	(122,084)	(1,663,562)
Net increase (decrease) in shares outstanding before conversion	(55,397)	(767,473)
Shares converted from Class C (See Note 1)	(85,815)	(1,190,715)
Net increase (decrease)	(141,212)	$(1,958,188)
Year ended October 31, 2024:
Shares sold	75,955	$1,017,721
Shares redeemed	(275,634)	(3,661,790)
Net increase (decrease) in shares outstanding before conversion	(199,679)	(2,644,069)
Shares converted from Class C (See Note 1)	(203,227)	(2,711,121)
Net increase (decrease)	(402,906)	$(5,355,190)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	31,417	$446,365
Shares issued to shareholders in reinvestment of distributions	42,057	572,397
Shares redeemed	(51,254)	(724,343)
Net increase (decrease)	22,220	$294,419
Year ended October 31, 2024:
Shares sold	80,203	$1,124,342
Shares issued to shareholders in reinvestment of distributions	3,632	48,416
Shares redeemed	(107,014)	(1,431,345)
Net increase (decrease) in shares outstanding before conversion	(23,179)	(258,587)
Shares converted into Class I (See Note 1)	685	9,788
Net increase (decrease)	(22,494)	$(248,799)

Class R2(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	38	$492
Shares issued to shareholders in reinvestment of distributions	35	469
Shares redeemed	(13,582)	(182,114)
Net increase (decrease)	(13,509)	$(181,153)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	4,792	$61,215
Shares issued to shareholders in reinvestment of distributions	21	271
Shares redeemed	(147,694)	(1,979,435)
Net increase (decrease) in shares outstanding before conversion	(142,881)	(1,917,949)
Shares converted from Class R3 (See Note 1)	(5,519)	(73,520)
Net increase (decrease)	(148,400)	$(1,991,469)

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	180,881	$2,491,825
Shares issued to shareholders in reinvestment of distributions	51,554	697,526
Shares redeemed	(66,058)	(900,298)
Net increase (decrease) in shares outstanding before conversion	166,377	2,289,053
Shares converted into SIMPLE Class (See Note 1)	2,101	27,121
Shares converted from SIMPLE Class (See Note 1)	(1,724)	(23,974)
Net increase (decrease)	166,754	$2,292,200
Year ended October 31, 2024:
Shares sold	324,884	$4,441,773
Shares issued to shareholders in reinvestment of distributions	146	1,931
Shares redeemed	(118,738)	(1,606,868)
Net increase (decrease) in shares outstanding before conversion	206,292	2,836,836
Shares converted from SIMPLE Class (See Note 1)	(2,405)	(33,122)
Net increase (decrease)	203,887	$2,803,714

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
57

Notes to Financial Statements (Unaudited) (continued)
NYLI Growth Allocation Fund
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	1,655,147	$25,350,206
Shares issued to shareholders in reinvestment of distributions	3,524,820	53,189,640
Shares redeemed	(3,964,509)	(60,915,200)
Net increase (decrease) in shares outstanding before conversion	1,215,458	17,624,646
Shares converted into Class A (See Note 1)	468,645	7,376,110
Shares converted from Class A (See Note 1)	(547)	(8,437)
Net increase (decrease)	1,683,556	$24,992,319
Year ended October 31, 2024:
Shares sold	2,675,222	$41,034,466
Shares issued to shareholders in reinvestment of distributions	390,865	5,796,492
Shares redeemed	(6,787,854)	(104,518,943)
Net increase (decrease) in shares outstanding before conversion	(3,721,767)	(57,687,985)
Shares converted into Class A (See Note 1)	1,970,476	30,452,753
Shares converted from Class A (See Note 1)	(10,259)	(165,750)
Net increase (decrease)	(1,761,550)	$(27,400,982)

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	226,058	$3,496,834
Shares issued to shareholders in reinvestment of distributions	427,464	6,476,076
Shares redeemed	(304,651)	(4,732,258)
Net increase (decrease) in shares outstanding before conversion	348,871	5,240,652
Shares converted into Investor Class (See Note 1)	64,725	1,032,832
Shares converted from Investor Class (See Note 1)	(286,472)	(4,456,534)
Net increase (decrease)	127,124	$1,816,950
Year ended October 31, 2024:
Shares sold	516,534	$7,912,478
Shares issued to shareholders in reinvestment of distributions	44,206	657,335
Shares redeemed	(648,196)	(9,959,015)
Net increase (decrease) in shares outstanding before conversion	(87,456)	(1,389,202)
Shares converted into Investor Class (See Note 1)	226,836	3,471,831
Shares converted from Investor Class (See Note 1)	(1,526,914)	(23,677,226)
Net increase (decrease)	(1,387,534)	$(21,594,597)

Class B	Shares	Amount
Six-month period ended April 30, 2025: (a)
Shares sold	903	$15,000
Shares issued to shareholders in reinvestment of distributions	5,161	76,845
Shares redeemed	(9,089)	(140,003)
Net increase (decrease) in shares outstanding before conversion	(3,025)	(48,158)
Shares converted from Class B (See Note 1)	(156,605)	(2,493,089)
Net increase (decrease)	(159,630)	$(2,541,247)
Year ended October 31, 2024:
Shares sold	1,372	$20,239
Shares issued to shareholders in reinvestment of distributions	893	13,058
Shares redeemed	(82,332)	(1,235,099)
Net increase (decrease) in shares outstanding before conversion	(80,067)	(1,201,802)
Shares converted from Class B (See Note 1)	(502,448)	(7,571,749)
Net increase (decrease)	(582,515)	$(8,773,551)

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	34,324	$531,505
Shares issued to shareholders in reinvestment of distributions	53,689	799,962
Shares redeemed	(122,164)	(1,851,962)
Net increase (decrease) in shares outstanding before conversion	(34,151)	(520,495)
Shares converted from Class C (See Note 1)	(92,293)	(1,419,943)
Net increase (decrease)	(126,444)	$(1,940,438)
Year ended October 31, 2024:
Shares sold	73,874	$1,112,388
Shares issued to shareholders in reinvestment of distributions	1,560	22,826
Shares redeemed	(226,119)	(3,405,812)
Net increase (decrease) in shares outstanding before conversion	(150,685)	(2,270,598)
Shares converted from Class C (See Note 1)	(167,726)	(2,515,199)
Net increase (decrease)	(318,411)	$(4,785,797)

58	NYLI Asset Allocation Funds

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	58,436	$917,950
Shares issued to shareholders in reinvestment of distributions	56,467	865,643
Shares redeemed	(73,524)	(1,151,638)
Net increase (decrease)	41,379	$631,955
Year ended October 31, 2024:
Shares sold	241,740	$3,787,278
Shares issued to shareholders in reinvestment of distributions	7,122	107,190
Shares redeemed	(237,082)	(3,737,090)
Net increase (decrease) in shares outstanding before conversion	11,780	157,378
Shares converted into Class I (See Note 1)	9,898	162,750
Net increase (decrease)	21,678	$320,128

Class R2(b)	Shares	Amount
Year ended October 31, 2024:
Shares issued to shareholders in reinvestment of distributions	36	$521
Shares redeemed	(4,670)	(71,174)
Net increase (decrease)	(4,634)	$(70,653)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,809	$26,072
Shares issued to shareholders in reinvestment of distributions	348	5,141
Shares redeemed	(63,720)	(955,725)
Net increase (decrease) in shares outstanding before conversion	(61,563)	(924,512)
Shares converted from Class R3 (See Note 1)	(8,354)	(125,756)
Net increase (decrease)	(69,917)	$(1,050,268)

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	109,319	$1,693,029
Shares issued to shareholders in reinvestment of distributions	41,917	634,621
Shares redeemed	(39,126)	(608,355)
Net increase (decrease) in shares outstanding before conversion	112,110	1,719,295
Shares converted into SIMPLE Class (See Note 1)	3,666	52,132
Shares converted from SIMPLE Class (See Note 1)	(5,305)	(83,071)
Net increase (decrease)	110,471	$1,688,356
Year ended October 31, 2024:
Shares sold	214,162	$3,301,899
Shares issued to shareholders in reinvestment of distributions	2,165	32,240
Shares redeemed	(68,775)	(1,068,088)
Net increase (decrease) in shares outstanding before conversion	147,552	2,266,051
Shares converted from SIMPLE Class (See Note 1)	(2,039)	(31,654)
Net increase (decrease)	145,513	$2,234,397

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
NYLI Equity Allocation Fund
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	891,057	$14,627,034
Shares issued to shareholders in reinvestment of distributions	1,477,583	24,055,049
Shares redeemed	(1,969,991)	(32,739,759)
Net increase (decrease) in shares outstanding before conversion	398,649	5,942,324
Shares converted into Class A (See Note 1)	241,929	4,115,834
Net increase (decrease)	640,578	$10,058,158
Year ended October 31, 2024:
Shares sold	1,611,326	$26,118,436
Shares redeemed	(3,345,244)	(54,702,086)
Net increase (decrease) in shares outstanding before conversion	(1,733,918)	(28,583,650)
Shares converted into Class A (See Note 1)	1,176,406	19,173,720
Shares converted from Class A (See Note 1)	(1,188)	(20,326)
Net increase (decrease)	(558,700)	$(9,430,256)

59

Notes to Financial Statements (Unaudited) (continued)
Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	116,767	$1,926,258
Shares issued to shareholders in reinvestment of distributions	193,457	3,147,552
Shares redeemed	(166,473)	(2,777,736)
Net increase (decrease) in shares outstanding before conversion	143,751	2,296,074
Shares converted into Investor Class (See Note 1)	35,454	606,781
Shares converted from Investor Class (See Note 1)	(149,227)	(2,493,276)
Net increase (decrease)	29,978	$409,579
Year ended October 31, 2024:
Shares sold	255,854	$4,103,907
Shares redeemed	(361,079)	(5,848,271)
Net increase (decrease) in shares outstanding before conversion	(105,225)	(1,744,364)
Shares converted into Investor Class (See Note 1)	115,722	1,851,712
Shares converted from Investor Class (See Note 1)	(919,956)	(14,997,074)
Net increase (decrease)	(909,459)	$(14,889,726)

Class B	Shares	Amount
Six-month period ended April 30, 2025: (a)
Shares issued to shareholders in reinvestment of distributions	2,817	$43,691
Shares redeemed	(5,659)	(91,032)
Net increase (decrease) in shares outstanding before conversion	(2,842)	(47,341)
Shares converted from Class B (See Note 1)	(101,573)	(1,684,110)
Net increase (decrease)	(104,415)	$(1,731,451)
Year ended October 31, 2024:
Shares sold	1,508	$21,239
Shares redeemed	(41,918)	(641,675)
Net increase (decrease) in shares outstanding before conversion	(40,410)	(620,436)
Shares converted from Class B (See Note 1)	(302,531)	(4,657,041)
Net increase (decrease)	(342,941)	$(5,277,477)

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	10,898	$171,946
Shares issued to shareholders in reinvestment of distributions	24,570	382,069
Shares redeemed	(73,578)	(1,181,225)
Net increase (decrease) in shares outstanding before conversion	(38,110)	(627,210)
Shares converted from Class C (See Note 1)	(33,663)	(545,229)
Net increase (decrease)	(71,773)	$(1,172,439)
Year ended October 31, 2024:
Shares sold	30,343	$465,700
Shares redeemed	(98,091)	(1,511,436)
Net increase (decrease) in shares outstanding before conversion	(67,748)	(1,045,736)
Shares converted from Class C (See Note 1)	(78,719)	(1,206,293)
Net increase (decrease)	(146,467)	$(2,252,029)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	12,802	$217,857
Shares issued to shareholders in reinvestment of distributions	9,182	153,800
Shares redeemed	(218,376)	(4,053,283)
Net increase (decrease)	(196,392)	$(3,681,626)
Year ended October 31, 2024:
Shares sold	60,199	$1,045,493
Shares redeemed	(84,419)	(1,463,106)
Net increase (decrease)	(24,220)	$(417,613)

Class R3(b)	Shares	Amount
Year ended October 31, 2024:
Shares sold	2,882	$41,697
Shares redeemed	(130,069)	(2,073,042)
Net increase (decrease) in shares outstanding before conversion	(127,187)	(2,031,345)
Shares converted from Class R3 (See Note 1)	(9,250)	(140,500)
Net increase (decrease)	(136,437)	$(2,171,845)

60	NYLI Asset Allocation Funds

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	75,186	$1,237,384
Shares issued to shareholders in reinvestment of distributions	20,901	339,007
Shares redeemed	(21,536)	(349,494)
Net increase (decrease)	74,551	$1,226,897
Year ended October 31, 2024:
Shares sold	137,495	$2,220,620
Shares redeemed	(38,891)	(622,785)
Net increase (decrease) in shares outstanding before conversion	98,604	1,597,835
Shares converted from SIMPLE Class (See Note 1)	(282)	(4,198)
Net increase (decrease)	98,322	$1,593,637

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Allocation Funds.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Allocation Funds as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the
Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
61

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within each Allocation Fund’s Financial Statements.
62

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

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the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
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Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
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overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
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respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
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The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
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share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
70

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
71

NYLI MacKay Short Duration High Income Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.0%
Convertible Bonds 0.7%
Energy-Alternate Sources 0.2%
XPLR Infrastructure LP
2.50%, due 6/15/26 (a)	$ 6,000,000	$ 5,655,000
Media 0.4%
Cable One, Inc.
(zero coupon), due 3/15/26	6,750,000	6,368,625
1.125%, due 3/15/28	6,065,000	4,867,162
		11,235,787
Oil & Gas 0.1%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (b)(c)	269,000	3,314,466
Total Convertible Bonds (Cost $17,772,178)		20,205,253
Corporate Bonds 77.5%
Advertising 0.9%
Clear Channel Outdoor Holdings, Inc.
5.125%, due 8/15/27 (a)	1,000,000	972,287
Lamar Media Corp.
3.75%, due 2/15/28	5,500,000	5,246,189
4.00%, due 2/15/30	2,750,000	2,569,465
4.875%, due 1/15/29	9,000,000	8,738,337
Outfront Media Capital LLC (a)
4.25%, due 1/15/29	5,250,000	4,875,982
4.625%, due 3/15/30	2,500,000	2,310,245
		24,712,505
Aerospace & Defense 2.8%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	2,500,000	2,559,211
Bombardier, Inc.
7.50%, due 2/1/29 (a)	1,000,000	1,030,093
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (a)	3,400,000	3,391,840
TransDigm, Inc.
4.625%, due 1/15/29	7,000,000	6,732,823
5.50%, due 11/15/27	13,500,000	13,435,732
6.375%, due 3/1/29 (a)	24,000,000	24,449,092
6.75%, due 8/15/28 (a)	25,485,000	25,997,096
		77,595,887
	Principal Amount	Value

Agriculture 0.0% ‡
Darling Ingredients, Inc.
6.00%, due 6/15/30 (a)	$ 1,000,000	$ 997,180
Airlines 0.2%
American Airlines, Inc.
5.50%, due 4/20/26 (a)	666,667	662,223
Delta Air Lines, Inc.
4.50%, due 10/20/25 (a)	333,500	330,435
7.00%, due 5/1/25 (a)	4,375,000	4,375,000
7.375%, due 1/15/26	1,500,000	1,518,387
		6,886,045
Auto Manufacturers 0.4%
Ford Motor Credit Co. LLC
4.389%, due 1/8/26	1,000,000	989,625
5.125%, due 6/16/25	2,000,000	1,998,472
6.95%, due 3/6/26	3,000,000	3,029,221
6.95%, due 6/10/26	1,500,000	1,515,733
7.35%, due 11/4/27	2,000,000	2,059,089
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	1,930,000	1,863,273
		11,455,413
Auto Parts & Equipment 1.1%
Adient Global Holdings Ltd.
7.00%, due 4/15/28 (a)	650,000	655,676
IHO Verwaltungs GmbH (a)(c)
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	750,000	726,332
7.75% (7.75% Cash or 8.50% PIK), due 11/15/30	8,160,000	7,966,355
Phinia, Inc.
6.75%, due 4/15/29 (a)	6,000,000	6,064,045
Tenneco, Inc.
8.00%, due 11/17/28 (a)	7,000,000	6,687,197
ZF North America Capital, Inc.
6.875%, due 4/14/28 (a)	8,350,000	7,972,810
		30,072,415
Building Materials 0.5%
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	11,737,000	11,439,325
Standard Industries, Inc.
4.75%, due 1/15/28 (a)	3,350,000	3,278,456
		14,717,781

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Chemicals 2.8%
ASP Unifrax Holdings, Inc. (a)(c)
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29	$ 2,504,690	$ 1,001,876
11.175% (10.425% Cash or 11.175% PIK), due 9/30/29	994,197	889,806
Celanese US Holdings LLC (d)
6.33%, due 7/15/29	3,500,000	3,529,820
6.35%, due 11/15/28	10,666,000	10,782,722
6.415%, due 7/15/27	6,361,000	6,412,707
GPD Cos., Inc.
10.125%, due 4/1/26 (a)	9,140,000	8,220,357
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	2,356,800	2,383,019
Mativ Holdings, Inc.
8.00%, due 10/1/29 (a)	1,250,000	1,039,115
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	6,125,000	6,054,762
7.00%, due 12/1/31	2,615,000	2,702,812
8.50%, due 11/15/28	5,935,000	6,255,039
9.00%, due 2/15/30	3,435,000	3,670,143
Olympus Water US Holding Corp. (a)
7.125%, due 10/1/27	2,356,000	2,362,075
9.75%, due 11/15/28	6,800,000	7,085,315
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	2,000,000	1,916,002
SCIL IV LLC
5.375%, due 11/1/26 (a)	6,500,000	6,414,096
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	8,000,000	7,510,214
		78,229,880
Coal 0.4%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	9,791,000	10,106,446
Coronado Finance Pty. Ltd.
9.25%, due 10/1/29 (a)	3,300,000	2,251,359
		12,357,805
Commercial Services 4.2%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	3,950,000	3,324,191
AMN Healthcare, Inc.
4.625%, due 10/1/27 (a)	2,500,000	2,395,522
Belron UK Finance plc
5.75%, due 10/15/29 (a)	8,900,000	8,888,665
	Principal Amount	Value

Commercial Services (continued)
Dcli Bidco LLC
7.75%, due 11/15/29 (a)	$ 6,585,000	$ 6,134,061
GEO Group, Inc. (The)
8.625%, due 4/15/29	4,425,000	4,651,771
Graham Holdings Co.
5.75%, due 6/1/26 (a)	16,114,000	16,094,459
Herc Holdings, Inc. (a)
5.50%, due 7/15/27	4,000,000	3,955,150
6.625%, due 6/15/29	2,910,000	2,874,838
Korn Ferry
4.625%, due 12/15/27 (a)	6,130,000	5,931,423
Matthews International Corp.
8.625%, due 10/1/27 (a)	3,500,000	3,628,611
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29 (a)	3,875,000	3,848,357
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	8,000,000	7,251,306
OT Midco, Inc.
10.00%, due 2/15/30 (a)	6,625,000	5,390,397
Service Corp. International
7.50%, due 4/1/27	3,150,000	3,224,813
TriNet Group, Inc.
3.50%, due 3/1/29 (a)	6,250,000	5,700,849
United Rentals North America, Inc.
3.875%, due 11/15/27	875,000	844,994
4.875%, due 1/15/28	3,450,000	3,400,975
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	11,750,000	11,299,309
6.625%, due 6/15/29	6,000,000	6,080,286
6.625%, due 4/15/30	10,800,000	10,995,590
		115,915,567
Computers 0.3%
Diebold Nixdorf, Inc.
7.75%, due 3/31/30 (a)	3,000,000	3,123,357
Gartner, Inc.
4.50%, due 7/1/28 (a)	5,500,000	5,421,258
		8,544,615
Cosmetics & Personal Care 1.1%
Edgewell Personal Care Co.
5.50%, due 6/1/28 (a)	14,000,000	13,753,523
Prestige Brands, Inc.
5.125%, due 1/15/28 (a)	16,500,000	16,362,680
		30,116,203

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Corporate Bonds (continued)
Distribution & Wholesale 0.6%
Gates Corp.
6.875%, due 7/1/29 (a)	$ 3,000,000	$ 3,043,887
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (a)	5,180,000	5,158,039
RB Global Holdings, Inc. (a)
6.75%, due 3/15/28	3,350,000	3,415,683
7.75%, due 3/15/31	2,000,000	2,096,968
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	3,800,000	3,838,198
		17,552,775
Diversified Financial Services 1.7%
AG Issuer LLC
6.25%, due 3/1/28 (a)	4,225,000	4,162,403
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (a)	9,500,000	9,785,741
BGC Group, Inc.
6.15%, due 4/2/30 (a)	5,000,000	4,981,057
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	2,000,000	2,107,839
Enact Holdings, Inc.
6.25%, due 5/28/29	5,000,000	5,118,794
Jane Street Group
4.50%, due 11/15/29 (a)	5,212,000	4,961,310
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	3,690,000	3,433,536
LPL Holdings, Inc.
4.625%, due 11/15/27 (a)	1,350,000	1,343,758
PennyMac Financial Services, Inc.
4.25%, due 2/15/29 (a)	9,500,000	8,868,891
Radian Group, Inc.
4.875%, due 3/15/27	1,000,000	995,705
SLM Corp.
6.50%, due 1/31/30	2,235,000	2,307,157
		48,066,191
Electric 2.3%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	10,500,000	10,261,655
DPL, Inc.
4.125%, due 7/1/25	3,650,000	3,619,873
NRG Energy, Inc.
5.75%, due 1/15/28	500,000	501,941
PG&E Corp.
5.00%, due 7/1/28	8,900,000	8,681,183
TransAlta Corp.
7.75%, due 11/15/29	2,685,000	2,796,463
	Principal Amount	Value

Electric (continued)
Vistra Corp.
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26 (a)(e)(f)	$ 10,000,000	$ 10,220,580
Vistra Operations Co. LLC
5.625%, due 2/15/27 (a)	9,750,000	9,743,695
XPLR Infrastructure Operating Partners LP (a)
3.875%, due 10/15/26	3,500,000	3,376,407
4.50%, due 9/15/27	6,000,000	5,672,620
7.25%, due 1/15/29	5,675,000	5,616,459
8.375%, due 1/15/31	4,170,000	4,185,306
		64,676,182
Electrical Components & Equipment 0.6%
EnerSys
4.375%, due 12/15/27 (a)	6,385,000	6,192,379
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	7,000,000	7,092,484
7.25%, due 6/15/28	2,125,000	2,153,229
		15,438,092
Electronics 0.2%
Sensata Technologies BV
4.00%, due 4/15/29 (a)	4,500,000	4,139,613
Engineering & Construction 0.4%
Arcosa, Inc.
4.375%, due 4/15/29 (a)	4,500,000	4,230,037
TopBuild Corp.
3.625%, due 3/15/29 (a)	1,000,000	929,580
Weekley Homes LLC
4.875%, due 9/15/28 (a)	5,000,000	4,676,490
		9,836,107
Entertainment 4.1%
Affinity Interactive
6.875%, due 12/15/27 (a)	1,350,000	967,910
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	6,875,000	6,542,597
Caesars Entertainment, Inc.
7.00%, due 2/15/30 (a)	1,250,000	1,279,554
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	10,995,000	10,654,670
5.50%, due 4/1/27	24,210,000	23,975,655
5.75%, due 4/1/30	2,500,000	2,444,951
International Game Technology plc (a)
4.125%, due 4/15/26	11,950,000	11,795,789
6.25%, due 1/15/27	1,630,000	1,637,597
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Entertainment (continued)
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	$ 6,585,000	$ 5,992,350
6.75%, due 2/15/29	1,485,000	1,351,350
Light & Wonder International, Inc. (a)
7.00%, due 5/15/28	6,500,000	6,501,469
7.25%, due 11/15/29	3,550,000	3,619,232
Live Nation Entertainment, Inc. (a)
3.75%, due 1/15/28	3,250,000	3,106,802
4.75%, due 10/15/27	15,025,000	14,706,557
5.625%, due 3/15/26	2,000,000	1,987,739
6.50%, due 5/15/27	15,150,000	15,312,166
Motion Bondco DAC
6.625%, due 11/15/27 (a)	1,250,000	1,182,131
		113,058,519
Food 1.9%
B&G Foods, Inc.
8.00%, due 9/15/28 (a)	2,545,000	2,524,985
Chobani LLC (a)
4.625%, due 11/15/28	2,250,000	2,212,203
7.625%, due 7/1/29	1,500,000	1,571,094
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	3,065,000	3,043,698
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	14,000,000	13,250,347
5.50%, due 10/15/27	3,100,000	3,074,589
Post Holdings, Inc. (a)
4.625%, due 4/15/30	3,000,000	2,827,815
5.50%, due 12/15/29	4,000,000	3,926,012
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	14,175,000	13,167,976
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	5,000,000	4,909,210
US Foods, Inc.
6.875%, due 9/15/28 (a)	1,000,000	1,025,018
		51,532,947
Food Service 0.3%
Aramark Services, Inc.
5.00%, due 2/1/28 (a)	9,000,000	8,854,780
Forest Products & Paper 0.7%
Mercer International, Inc.
5.125%, due 2/1/29	9,000,000	7,402,911
12.875%, due 10/1/28 (a)	9,705,000	9,916,554
	Principal Amount	Value

Forest Products & Paper (continued)
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	$ 1,000,000	$ 1,011,028
		18,330,493
Gas 0.0% ‡
AmeriGas Partners LP
5.875%, due 8/20/26	125,000	123,482
Hand & Machine Tools 0.4%
Regal Rexnord Corp.
6.05%, due 2/15/26	2,875,000	2,891,513
6.05%, due 4/15/28	3,720,000	3,815,844
Werner FinCo. LP
11.50%, due 6/15/28 (a)	5,150,000	5,356,281
		12,063,638
Healthcare-Products 1.4%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	6,720,000	6,980,736
Hologic, Inc. (a)
3.25%, due 2/15/29	1,500,000	1,400,765
4.625%, due 2/1/28	7,250,000	7,131,018
Teleflex, Inc.
4.25%, due 6/1/28 (a)	7,500,000	7,181,020
4.625%, due 11/15/27	2,000,000	1,952,460
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	15,000,000	14,396,302
		39,042,301
Healthcare-Services 1.2%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	1,000,000	945,361
5.50%, due 7/1/28	7,000,000	6,853,007
Encompass Health Corp.
4.50%, due 2/1/28	7,000,000	6,900,825
5.75%, due 9/15/25	1,267,000	1,263,955
HCA, Inc.
5.875%, due 2/15/26	2,000,000	2,005,130
7.58%, due 9/15/25	5,000,000	5,047,762
HealthEquity, Inc.
4.50%, due 10/1/29 (a)	2,250,000	2,126,178
IQVIA, Inc.
5.00%, due 10/15/26 (a)	5,515,000	5,479,122
5.70%, due 5/15/28	3,000,000	3,052,680
Tenet Healthcare Corp.
6.25%, due 2/1/27	1,000,000	999,507
		34,673,527

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Corporate Bonds (continued)
Holding Companies-Diversified 0.6%
Benteler International AG
10.50%, due 5/15/28 (a)	$ 11,900,000	$ 12,148,282
Stena International SA
7.625%, due 2/15/31 (a)	3,500,000	3,521,577
		15,669,859
Home Builders 1.3%
Century Communities, Inc.
6.75%, due 6/1/27	5,000,000	5,000,435
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	8,490,000	8,343,953
LGI Homes, Inc.
8.75%, due 12/15/28 (a)	2,500,000	2,524,512
M/I Homes, Inc.
4.95%, due 2/1/28	2,700,000	2,641,006
Shea Homes LP
4.75%, due 2/15/28	2,850,000	2,766,552
4.75%, due 4/1/29	1,000,000	945,623
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	4,085,000	4,148,636
Thor Industries, Inc.
4.00%, due 10/15/29 (a)	2,000,000	1,798,749
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	6,764,000	6,718,288
		34,887,754
Household Products & Wares 0.3%
Central Garden & Pet Co.
5.125%, due 2/1/28	9,555,000	9,445,418
Housewares 0.6%
CD&R Smokey Buyer, Inc.
9.50%, due 10/15/29 (a)	1,160,000	995,486
Newell Brands, Inc.
6.375%, due 9/15/27	2,500,000	2,437,027
6.375%, due 5/15/30	7,900,000	7,191,323
6.625%, due 9/15/29	1,000,000	938,071
Scotts Miracle-Gro Co. (The)
4.50%, due 10/15/29	1,225,000	1,142,497
5.25%, due 12/15/26	3,250,000	3,215,046
		15,919,450
Insurance 0.3%
MGIC Investment Corp.
5.25%, due 8/15/28	3,516,000	3,508,217
	Principal Amount	Value

Insurance (continued)
NMI Holdings, Inc.
6.00%, due 8/15/29	$ 5,000,000	$ 5,057,300
		8,565,517
Internet 1.2%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	8,450,000	8,300,696
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	6,500,000	6,606,561
Go Daddy Operating Co. LLC (a)
3.50%, due 3/1/29	1,000,000	931,523
5.25%, due 12/1/27	11,000,000	10,903,091
Match Group Holdings II LLC
5.00%, due 12/15/27 (a)	3,000,000	2,951,060
Uber Technologies, Inc. (a)
6.25%, due 1/15/28	1,800,000	1,809,477
7.50%, due 9/15/27	1,992,000	2,012,486
		33,514,894
Investment Companies 0.2%
Compass Group Diversified Holdings LLC
5.25%, due 4/15/29 (a)	2,500,000	2,358,356
Icahn Enterprises LP
10.00%, due 11/15/29 (a)	3,210,000	3,138,809
		5,497,165
Iron & Steel 2.1%
Allegheny Ludlum LLC
6.95%, due 12/15/25	2,430,000	2,436,828
Big River Steel LLC
6.625%, due 1/31/29 (a)	21,657,000	21,790,299
Mineral Resources Ltd. (a)
8.00%, due 11/1/27	3,010,000	2,858,665
8.125%, due 5/1/27	17,335,000	16,858,143
9.25%, due 10/1/28	14,240,000	13,466,962
		57,410,897
Leisure Time 1.0%
Acushnet Co.
7.375%, due 10/15/28 (a)	1,500,000	1,552,176
Carnival Corp. (a)
4.00%, due 8/1/28	7,000,000	6,676,250
5.75%, due 3/1/27	10,560,000	10,522,681
7.625%, due 3/1/26	9,660,000	9,672,403
		28,423,510
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Lodging 1.5%
Boyd Gaming Corp.
4.75%, due 12/1/27	$ 18,270,000	$ 17,894,908
Hilton Domestic Operating Co., Inc. (a)
5.375%, due 5/1/25	5,590,000	5,590,000
5.75%, due 5/1/28	2,000,000	2,001,369
5.875%, due 4/1/29	9,000,000	9,093,336
Hilton Worldwide Finance LLC
4.875%, due 4/1/27	3,035,000	3,023,786
Station Casinos LLC
4.50%, due 2/15/28 (a)	5,500,000	5,306,866
		42,910,265
Machinery—Construction & Mining 0.7%
Terex Corp.
5.00%, due 5/15/29 (a)	4,500,000	4,304,148
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	15,000,000	14,486,334
		18,790,482
Machinery-Diversified 0.9%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (g)(h)(i)	3,425,000	—
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	2,500,000	2,468,750
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	23,158,000	22,803,618
		25,272,368
Media 4.7%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	1,500,000	1,403,430
CCO Holdings LLC (a)
5.00%, due 2/1/28	19,795,000	19,313,080
5.125%, due 5/1/27	1,500,000	1,479,481
5.375%, due 6/1/29	7,000,000	6,847,320
5.50%, due 5/1/26	13,485,000	13,466,668
6.375%, due 9/1/29	1,500,000	1,513,438
CSC Holdings LLC (a)
5.50%, due 4/15/27	2,000,000	1,858,360
6.50%, due 2/1/29	3,000,000	2,453,518
11.25%, due 5/15/28	5,170,000	5,053,753
11.75%, due 1/31/29	3,095,000	2,926,070
Directv Financing LLC
5.875%, due 8/15/27 (a)	18,538,000	17,916,490
Gray Media, Inc.
10.50%, due 7/15/29 (a)	3,770,000	3,869,837
	Principal Amount	Value

Media (continued)
LCPR Senior Secured Financing DAC
6.75%, due 10/15/27 (a)	$ 19,500,000	$ 16,027,465
Nexstar Media, Inc.
5.625%, due 7/15/27 (a)	3,500,000	3,467,279
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	3,495,000	2,663,090
Sirius XM Radio LLC (a)
4.00%, due 7/15/28	3,390,000	3,189,064
5.00%, due 8/1/27	3,000,000	2,963,925
TEGNA, Inc.
4.625%, due 3/15/28	4,000,000	3,821,895
Videotron Ltd.
5.125%, due 4/15/27 (a)	3,500,000	3,496,555
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	6,750,000	6,498,991
Virgin Media Vendor Financing Notes IV DAC
5.00%, due 7/15/28 (a)	5,059,000	4,892,808
Ziggo BV
4.875%, due 1/15/30 (a)	5,750,000	5,293,701
		130,416,218
Metal Fabricate & Hardware 0.1%
Advanced Drainage Systems, Inc.
5.00%, due 9/30/27 (a)	2,500,000	2,472,312
Mining 1.8%
Alumina Pty. Ltd.
6.125%, due 3/15/30 (a)	6,200,000	6,148,226
Century Aluminum Co.
7.50%, due 4/1/28 (a)	10,725,000	10,768,608
Compass Minerals International, Inc.
6.75%, due 12/1/27 (a)	2,000,000	1,976,276
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	5,375,000	5,298,160
First Quantum Minerals Ltd. (a)
6.875%, due 10/15/27	2,120,000	2,093,988
9.375%, due 3/1/29	11,375,000	11,931,818
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	12,451,000	12,334,182
		50,551,258
Miscellaneous—Manufacturing 1.8%
Amsted Industries, Inc.
4.625%, due 5/15/30 (a)	1,500,000	1,417,834
Axon Enterprise, Inc.
6.125%, due 3/15/30 (a)	7,000,000	7,121,827

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Corporate Bonds (continued)
Miscellaneous—Manufacturing (continued)
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(c)	$ 4,000,000	$ 3,927,884
Calderys Financing LLC
11.25%, due 6/1/28 (a)	5,750,000	6,075,128
Enpro, Inc.
5.75%, due 10/15/26	9,334,000	9,287,434
Hillenbrand, Inc.
5.00%, due 9/15/26 (d)	6,080,000	5,990,867
6.25%, due 2/15/29	2,885,000	2,868,143
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	7,000,000	6,551,226
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	7,500,000	7,733,260
		50,973,603
Oil & Gas 5.5%
Ascent Resources Utica Holdings LLC
9.00%, due 11/1/27 (a)	1,556,000	1,825,406
California Resources Corp.
7.125%, due 2/1/26 (a)	866,000	860,374
Civitas Resources, Inc.
5.00%, due 10/15/26 (a)	2,800,000	2,718,740
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	2,500,000	2,382,974
6.75%, due 3/1/29	3,750,000	3,553,366
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	1,990,000	1,902,460
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (a)	11,300,000	11,308,046
Gulfport Energy Operating Corp.
6.75%, due 9/1/29 (a)	4,005,000	3,946,881
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	3,500,000	3,277,056
6.25%, due 11/1/28	5,000,000	4,838,302
Matador Resources Co.
6.875%, due 4/15/28 (a)	2,000,000	1,988,882
NewCo Holding USD 20 SARL
9.375%, due 11/7/29 (a)	3,175,000	3,135,312
Noble Finance II LLC
8.00%, due 4/15/30 (a)	6,500,000	6,192,987
Parkland Corp. (a)
4.50%, due 10/1/29	1,000,000	942,769
4.625%, due 5/1/30	2,000,000	1,882,447
5.875%, due 7/15/27	15,940,000	15,802,516
	Principal Amount	Value

Oil & Gas (continued)
PBF Holding Co. LLC
9.875%, due 3/15/30 (a)	$ 2,850,000	$ 2,508,561
Permian Resources Operating LLC
5.375%, due 1/15/26 (a)	8,100,000	8,052,757
Range Resources Corp.
4.75%, due 2/15/30 (a)	2,255,000	2,131,859
4.875%, due 5/15/25	3,900,000	3,896,147
8.25%, due 1/15/29	1,000,000	1,024,094
Seadrill Finance Ltd.
8.375%, due 8/1/30 (a)	4,500,000	4,214,007
SM Energy Co.
6.625%, due 1/15/27	1,950,000	1,915,995
6.75%, due 9/15/26	7,270,000	7,203,480
6.75%, due 8/1/29 (a)	4,000,000	3,734,517
Sunoco LP
6.00%, due 4/15/27	2,500,000	2,491,765
Talos Production, Inc.
9.00%, due 2/1/29 (a)	15,000,000	14,379,591
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	3,600,000	3,308,210
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	6,033,846	5,948,398
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (a)	7,483,875	7,427,505
Transocean Titan Financing Ltd.
8.375%, due 2/1/28 (a)	6,735,952	6,672,984
Viper Energy, Inc.
5.375%, due 11/1/27 (a)	2,750,000	2,735,595
Vital Energy, Inc.
7.75%, due 7/31/29 (a)	5,500,000	4,637,775
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	4,750,000	4,346,250
		153,188,008
Oil & Gas Services 0.6%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	10,500,000	10,186,546
Nine Energy Service, Inc.
13.00%, due 2/1/28	4,500,000	2,643,075
Oceaneering International, Inc.
6.00%, due 2/1/28	3,000,000	2,852,195
Weatherford International Ltd.
8.625%, due 4/30/30 (a)	500,000	495,603
		16,177,419
Packaging & Containers 0.4%
Cascades USA, Inc.
5.125%, due 1/15/26 (a)	4,831,000	4,804,652
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Packaging & Containers (continued)
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	$ 1,000,000	$ 997,481
Sealed Air Corp.
6.125%, due 2/1/28 (a)	2,935,000	2,956,672
TriMas Corp.
4.125%, due 4/15/29 (a)	2,500,000	2,338,845
		11,097,650
Pharmaceuticals 1.9%
Bausch Health Cos., Inc.
11.00%, due 9/30/28 (a)	10,000,000	9,404,000
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	1,500,000	1,556,309
ENDO DESIG Escrow Claim Shares
(zero coupon), due 10/15/24 (g)(h)	13,150,000	—
Jazz Securities DAC
4.375%, due 1/15/29 (a)	20,385,000	19,345,818
Organon & Co.
4.125%, due 4/30/28 (a)	23,000,000	21,692,878
Par Pharmaceutical, Inc. Escrow Claim Shares
(zero coupon), due 4/1/27 (g)(h)	1,990,000	—
		51,999,005
Pipelines 5.3%
Antero Midstream Partners LP (a)
5.75%, due 3/1/27	12,420,000	12,375,199
5.75%, due 1/15/28	2,135,000	2,122,200
Buckeye Partners LP (a)
6.75%, due 2/1/30	5,500,000	5,596,283
6.875%, due 7/1/29	8,500,000	8,660,123
DT Midstream, Inc.
4.125%, due 6/15/29 (a)	2,500,000	2,346,323
Excelerate Energy LP
8.00%, due 5/15/30 (a)	8,315,000	8,446,603
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (a)	8,110,000	8,384,386
Genesis Energy LP
7.75%, due 2/1/28	1,900,000	1,892,754
8.25%, due 1/15/29	1,950,000	1,981,804
Global Partners LP
6.875%, due 1/15/29	2,250,000	2,243,287
Harvest Midstream I LP
7.50%, due 9/1/28 (a)	3,000,000	3,036,579
Hess Midstream Operations LP (a)
5.875%, due 3/1/28	4,000,000	4,008,408
	Principal Amount	Value

Pipelines (continued)
Hess Midstream Operations LP (a) (continued)
6.50%, due 6/1/29	$ 7,000,000	$ 7,108,985
ITT Holdings LLC
6.50%, due 8/1/29 (a)	7,500,000	6,847,945
NuStar Logistics LP
6.00%, due 6/1/26	4,200,000	4,201,261
ONEOK, Inc.
5.625%, due 1/15/28 (a)	3,700,000	3,770,209
Plains All American Pipeline LP
Series B
8.695% (3 Month SOFR + 4.372%), due 5/31/25 (e)(f)	18,663,000	18,407,740
Rockies Express Pipeline LLC (a)
3.60%, due 5/15/25	3,805,000	3,800,746
4.95%, due 7/15/29	4,500,000	4,301,627
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	4,500,000	4,375,056
6.00%, due 3/1/27	7,000,000	6,909,778
7.375%, due 2/15/29	11,500,000	11,458,120
Venture Global LNG, Inc. (a)
8.125%, due 6/1/28	9,580,000	9,513,647
9.50%, due 2/1/29	1,410,000	1,461,088
Western Midstream Operating LP
4.65%, due 7/1/26	4,315,000	4,294,287
		147,544,438
Real Estate 0.1%
Howard Hughes Corp. (The)
4.125%, due 2/1/29 (a)	1,500,000	1,374,049
Real Estate Investment Trusts 2.4%
Blackstone Mortgage Trust, Inc.
7.75%, due 12/1/29 (a)	5,000,000	5,193,095
GLP Capital LP
5.375%, due 4/15/26	700,000	698,118
Iron Mountain, Inc. (a)
4.875%, due 9/15/27	6,750,000	6,654,852
5.00%, due 7/15/28	2,000,000	1,955,617
5.25%, due 3/15/28	5,000,000	4,922,955
MPT Operating Partnership LP
5.00%, due 10/15/27	10,000,000	8,835,113
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	2,500,000	2,392,255
4.75%, due 10/15/27	16,300,000	15,995,468
7.25%, due 7/15/28 (a)	2,970,000	3,052,263
SBA Communications Corp.
3.875%, due 2/15/27	2,000,000	1,956,595

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
Uniti Group LP (a)
4.75%, due 4/15/28	$ 8,500,000	$ 8,135,068
10.50%, due 2/15/28	7,176,000	7,619,369
		67,410,768
Retail 4.8%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	16,900,000	16,227,343
5.625%, due 9/15/29	3,585,000	3,573,134
6.125%, due 6/15/29	6,500,000	6,602,798
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	14,605,000	14,138,059
Beacon Roofing Supply, Inc.
4.125%, due 5/15/29 (a)	2,000,000	2,017,395
CEC Entertainment LLC
6.75%, due 5/1/26 (a)	3,830,000	3,761,786
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (a)	3,000,000	2,852,023
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	12,000,000	11,585,992
KFC Holding Co.
4.75%, due 6/1/27 (a)	9,157,000	9,133,631
LCM Investments Holdings II LLC
4.875%, due 5/1/29 (a)	9,500,000	8,981,048
Murphy Oil USA, Inc.
4.75%, due 9/15/29	500,000	481,826
5.625%, due 5/1/27	11,550,000	11,499,374
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	6,025,000	5,546,257
Patrick Industries, Inc.
4.75%, due 5/1/29 (a)	1,500,000	1,408,793
Penske Automotive Group, Inc.
3.75%, due 6/15/29	750,000	695,338
PetSmart, Inc. (a)
4.75%, due 2/15/28	14,100,000	13,476,105
7.75%, due 2/15/29	5,190,000	4,833,839
Saks Global Enterprises LLC
11.00%, due 12/15/29 (a)	27,665,000	16,779,857
Sonic Automotive, Inc.
4.625%, due 11/15/29 (a)	650,000	609,706
		134,204,304
Semiconductors 0.0% ‡
Entegris, Inc.
4.75%, due 4/15/29 (a)	1,000,000	973,132
	Principal Amount	Value

Software 3.6%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (a)	$ 3,500,000	$ 3,485,603
Camelot Finance SA
4.50%, due 11/1/26 (a)	17,420,000	17,164,104
Central Parent LLC
8.00%, due 6/15/29 (a)	1,250,000	1,106,735
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	7,500,000	7,077,116
4.875%, due 7/1/29	14,100,000	12,815,448
Cloud Software Group, Inc.
6.50%, due 3/31/29 (a)	19,325,000	19,331,935
Dun & Bradstreet Corp. (The)
5.00%, due 12/15/29 (a)	2,250,000	2,244,582
Open Text Corp. (a)
3.875%, due 2/15/28	8,000,000	7,646,759
3.875%, due 12/1/29	2,000,000	1,842,797
6.90%, due 12/1/27	2,850,000	2,931,295
Open Text Holdings, Inc.
4.125%, due 2/15/30 (a)	3,250,000	3,003,241
PTC, Inc.
4.00%, due 2/15/28 (a)	4,600,000	4,442,588
SS&C Technologies, Inc.
5.50%, due 9/30/27 (a)	17,050,000	16,965,932
		100,058,135
Telecommunications 2.3%
Connect Finco SARL
9.00%, due 9/15/29 (a)	1,750,000	1,637,070
EchoStar Corp.
10.75%, due 11/30/29	12,000,000	12,690,393
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	4,250,000	4,206,135
5.875%, due 10/15/27	8,000,000	7,990,952
Level 3 Financing, Inc. (a)
10.50%, due 4/15/29	2,500,000	2,768,086
11.00%, due 11/15/29	4,500,000	5,028,750
Sunrise HoldCo IV BV
5.50%, due 1/15/28 (a)	1,800,000	1,763,915
T-Mobile USA, Inc.
2.25%, due 2/15/26	20,000,000	19,602,930
4.75%, due 2/1/28	7,555,000	7,558,332
Viasat, Inc.
5.625%, due 9/15/25 (a)	1,525,000	1,524,931
		64,771,494
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Toys, Games & Hobbies 0.3%
Mattel, Inc. (a)
3.375%, due 4/1/26	$ 4,469,000	$ 4,383,374
5.875%, due 12/15/27	4,265,000	4,237,784
		8,621,158
Transportation 0.7%
RXO, Inc.
7.50%, due 11/15/27 (a)	1,500,000	1,524,640
Star Leasing Co. LLC
7.625%, due 2/15/30 (a)	19,250,000	17,266,006
		18,790,646
Total Corporate Bonds (Cost $2,170,746,465)		2,155,921,119
Loan Assignments 15.8%
Aerospace & Defense 0.6%
Chromalloy Corp.
First Lien Term Loan
8.038% (3 Month SOFR + 3.75%), due 3/27/31 (e)	11,110,514	10,909,136
SkyMiles IP Ltd.
First Lien Initial Term Loan
8.022% (3 Month SOFR + 3.75%), due 10/20/27 (e)	1,379,814	1,389,013
TransDigm, Inc.
First Lien Tranche Term Loan J
6.799% (3 Month SOFR + 2.50%), due 2/28/31 (e)	4,455,084	4,411,153
		16,709,302
Automobile 0.4%
Clarios Global LP
First Lien Amendment No. 6 Dollar Term Loan
7.072% (1 Month SOFR + 2.75%), due 1/28/32 (e)	7,000,000	6,866,566
Tenneco, Inc.
First Lien Term Loan B 9.399% - 9.422%
(3 Month SOFR + 5.00%), due 11/17/28 (e)	3,850,000	3,636,876
		10,503,442
Banking 0.5%
Jane Street Group LLC
First Lien Extended Term Loan
6.313% (3 Month SOFR + 2.00%), due 12/15/31 (e)	13,417,486	13,216,223
	Principal Amount	Value

Beverage, Food & Tobacco 0.4%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
7.822% (1 Month SOFR + 3.50%), due 10/10/29 (e)	$ 3,324,323	$ 3,168,080
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
8.295% (3 Month SOFR + 4.00%), due 12/9/31 (e)	5,000,000	4,965,625
United Natural Foods, Inc.
First Lien 2024 Term Loan
9.072% (1 Month SOFR + 4.75%), due 5/1/31 (e)	3,960,000	3,956,701
		12,090,406
Broadcasting & Entertainment 0.3%
Gray Media, Inc.
First Lien Term Loan D
7.438% (1 Month SOFR + 3.00%), due 12/1/28 (e)	3,994,581	3,668,776
Gray Television, Inc.
First Lien Term Loan B
9.574% (1 Month SOFR + 5.25%), due 5/23/29 (e)	3,672,250	3,546,780
		7,215,556
Buildings & Real Estate 0.1%
GEO Group, Inc. (The)
First Lien Term Loan
9.572% (1 Month SOFR + 5.25%), due 4/16/29 (e)	3,136,933	3,172,223
Capital Equipment 1.0%
DexKo Global, Inc.
First Lien 2023 Incremental Term Loan
8.575% (1 Month SOFR + 4.25%), due 10/4/28 (e)	2,468,750	2,277,422
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.799% (3 Month SOFR + 2.50%), due 8/4/31 (e)	6,169,000	6,086,749
TK Elevator Midco GmbH
First Lien Term Loan B1
7.237% (3 Month SOFR + 3.00%), due 4/30/30 (e)	20,437,812	20,335,622
		28,699,793

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Loan Assignments (continued)
Cargo Transport 0.5%
Clue Opco LLC
First Lien Term Loan B
8.78% (3 Month SOFR + 4.50%), due 12/19/30 (e)	$ 10,196,395	$ 9,171,657
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
6.049% (3 Month SOFR + 1.75%), due 4/10/31 (e)	2,985,000	2,942,297
NA Rail Hold Co. LLC
First Lien Tranche Term Loan B3
7.286% (3 Month SOFR + 3.00%), due 3/8/32 (e)	2,800,000	2,787,168
		14,901,122
Chemicals 0.0% ‡
ASP Unifrax Holdings, Inc.
First Lien Term Loan
12.049% (4.75% PIK) (3 Month SOFR + 7.75%), due 9/28/29 (c)(e)	994,457	914,075
Chemicals, Plastics & Rubber 1.0%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.686% (1 Month SOFR + 4.25%), due 3/16/29 (e)	7,997,490	7,850,872
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
6.572% (1 Month SOFR + 2.25%), due 5/5/28 (e)	13,776,683	13,705,885
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
7.28% (3 Month SOFR + 3.00%), due 1/31/29 (e)	7,344,515	7,265,826
		28,822,583
Construction & Buildings 0.1%
Knife River Corp.
First Lien Initial Trance Term Loan B
6.286% (3 Month SOFR + 2.00%), due 3/8/32 (e)	2,000,000	1,990,000
Diversified/Conglomerate Manufacturing 0.5%
Quikrete Holdings, Inc.
First Lien Term Loan B3
6.572% (1 Month SOFR + 2.25%), due 2/10/32 (e)	14,000,000	13,711,250
	Principal Amount	Value

Electronics 0.5%
Camelot US Acquisition LLC
First Lien Incremental Term Loan B
7.072% (1 Month SOFR + 2.75%), due 1/31/31 (e)	$ 10,436,698	$ 10,270,358
Vertiv Group Corp.
First Lien Amendment No. 5 Term Loan B3
6.069% (1 Month SOFR + 1.75%), due 3/2/27 (e)	2,462,687	2,452,221
VS Buyer LLC
First Lien 2024-1 Refinancing Term Loan
7.019% (3 Month SOFR + 2.75%), due 4/14/31 (e)	1,990,012	1,985,037
		14,707,616
Energy (Electricity) 1.0%
Alpha Generation LLC
First Lien Initial Term Loan B
7.072% (1 Month SOFR + 2.75%), due 9/30/31 (e)	3,980,000	3,976,267
BCP VI Summit Holdings LP
First Lien Initial Term Loan
7.822% (1 Month SOFR + 3.50%), due 1/30/32 (e)	3,000,000	2,985,000
Cogentrix Finance Holdco I LLC
First Lien Term Loan
7.072% (1 Month SOFR + 2.75%), due 2/13/32 (e)	3,750,000	3,745,312
Lightning Power LLC
First Lien Initial Term Loan B
6.549% (3 Month SOFR + 2.25%), due 8/18/31 (e)	1,990,000	1,982,951
Talen Energy Supply LLC (e)
First Lien Initial Term Loan B
6.818% (3 Month SOFR + 2.50%), due 5/17/30	7,696,189	7,662,518
First Lien 2024-1 Incremental Term Loan B
6.818% (3 Month SOFR + 2.50%), due 12/11/31	6,982,500	6,951,079
		27,303,127
Entertainment 0.2%
ECL Entertainment LLC
First Lien Facility Term Loan B
7.822% (1 Month SOFR + 3.50%), due 8/30/30 (e)	2,468,844	2,475,016
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Entertainment (continued)
Sterling Entertainment Enterprises LLC
Second Lien Initial Term Loan
10.25%, due 4/10/26 (b)(g)	$ 3,090,000	$ 2,317,500
		4,792,516
Finance 1.2%
Arches Buyer, Inc.
First Lien New Term Loan
7.672% (1 Month SOFR + 3.25%), due 12/6/27 (e)	4,488,281	4,387,295
Blackstone Mortgage Trust, Inc.
First Lien Term Loan B5
8.072% (1 Month SOFR + 3.75%), due 12/11/28 (e)	748,125	742,514
First Eagle Holdings, Inc.
First Lien Tranche Term Loan B2
7.299% (3 Month SOFR + 3.00%), due 2/22/29 (e)	1,177,743	1,174,167
Mativ Holdings, Inc.
First Lien Term Loan B
8.186% (1 Month SOFR + 3.75%), due 4/20/28 (e)	1,048,813	1,040,947
Osaic Holdings, Inc.
First Lien Term Loan B4
7.825% (1 Month SOFR + 3.50%), due 8/17/28 (e)	4,410,725	4,386,603
RealTruck Group, Inc. (e)
First Lien Initial Term Loan
7.936% (1 Month SOFR + 3.50%), due 1/31/28	10,231,481	9,506,755
First Lien Second Amendment Incremental Term Loan
9.436% (1 Month SOFR + 5.00%), due 1/31/28	12,929,849	12,267,194
		33,505,475
Healthcare 0.2%
Medline Borrower LP
First Lien Dollar Incremental Term Loan
6.572% (1 Month SOFR + 2.25%), due 10/23/28 (e)	4,477,500	4,446,158
Healthcare & Pharmaceuticals 0.5%
1261229 BC Ltd.
First Lien Initial Term Loan
10.57% (1 Month SOFR + 6.25%), due 10/8/30 (e)	12,000,000	11,300,004
	Principal Amount	Value

Healthcare & Pharmaceuticals (continued)
Bausch + Lomb Corp.
First Lien New Term Loan
8.322% (1 Month SOFR + 4.00%), due 9/29/28 (e)	$ 2,659,500	$ 2,627,586
		13,927,590
Healthcare, Education & Childcare 1.1%
Endo Finance Holdings, Inc.
First Lien 2024 Refinancing Term Loan
8.322% (1 Month SOFR + 4.00%), due 4/23/31 (e)	16,666,250	16,135,013
LifePoint Health, Inc.
First Lien Term Loan B1
8.006% (3 Month SOFR + 3.75%), due 5/19/31 (e)	15,880,300	15,550,784
		31,685,797
High Tech Industries 0.2%
Open Text Corp.
First Lien Term Loan B
6.072% (1 Month SOFR + 1.75%), due 1/31/30 (e)	6,212,699	6,187,674
Hotel, Gaming & Leisure 0.1%
Motion Finco SARL
First Lien Facility Term Loan B3
7.799% (3 Month SOFR + 3.50%), due 11/13/29 (e)	2,871,109	2,713,198
Hotels, Motels, Inns & Gaming 0.4%
Caesars Entertainment, Inc.
First Lien Term Loan B1
6.563% (3 Month SOFR + 2.25%), due 2/6/31 (e)	6,138,000	6,029,050
Four Seasons Hotels Ltd.
First Lien Term Loan B
6.072% (1 Month SOFR + 1.75%), due 11/30/29 (e)	5,208,925	5,211,097
		11,240,147
Insurance 0.1%
Ryan Specialty Group LLC
First Lien Term Loan B1
6.572% (1 Month SOFR + 2.25%), due 9/15/31 (e)	1,995,000	1,985,025

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Loan Assignments (continued)
Leisure, Amusement, Motion Pictures & Entertainment 0.1%
Carnival Corp.
First Lien 2025 Repricing Advance Term Loan
6.329% (1 Month SOFR + 2.00%), due 8/9/27 (e)	$ 3,084,805	$ 3,077,092
Manufacturing 0.2%
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
6.788% (3 Month SOFR + 2.50%), due 3/15/30 (e)	5,299,595	5,263,160
Media 0.9%
Block Communications, Inc.
First Lien Term Loan
6.811% (3 Month SOFR + 2.25%), due 2/25/27 (e)	11,162,500	10,953,203
Directv Financing LLC
First Lien 2024 Refinancing Term Loan B
9.791% (3 Month SOFR + 5.25%), due 8/2/29 (e)	9,724,142	9,366,430
Lamar Media Corp.
First Lien New Term Loan B
5.922% (1 Month SOFR + 1.50%), due 2/5/27 (e)	5,000,000	4,987,500
		25,307,133
Mining, Steel, Iron & Non-Precious Metals 0.2%
American Rock Salt Co. LLC (e)
First Lien Initial Term Loan
8.436% (1 Month SOFR + 4.00%), due 6/9/28	4,253,708	3,445,504
First Lien First Out Term Loan
11.197% (1 Year SOFR + 7.00%), due 6/11/28	1,358,661	1,358,661
		4,804,165
Oil & Gas 0.6%
GIP Pilot Acquisition Partners LP
First Lien Initial Term Loan
6.277% (3 Month SOFR + 2.00%), due 10/4/30 (e)	5,016,900	4,973,002
New Fortress Energy, Inc.
First Lien Second Amendment Term Loan
9.795% (3 Month SOFR + 5.50%), due 10/30/28 (e)	6,653,000	4,668,190
	Principal Amount	Value

Oil & Gas (continued)
PetroQuest Energy LLC (b)(c)(g)
First Lien Term Loan
14.00% (14.00% PIK) (PRIME + 6.50%), due 11/10/25 (e)	$ 5,192,211	$ 363,455
First Lien 2020 Term Loan
14.00% (14.50% PIK), due 9/19/26	337,587	337,587
Prairie Acquiror LP
First Lien Term Loan B3
8.572% (1 Month SOFR + 4.25%), due 8/1/29 (e)	2,970,075	2,914,386
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
7.572% (1 Month SOFR + 3.25%), due 11/17/28 (e)	2,902,500	2,891,616
		16,148,236
Personal, Food & Miscellaneous Services 0.3%
1011778 B.C. Unlimited Liability Co.
First Lien Term Loan B5
6.072% (1 Month SOFR + 1.75%), due 9/20/30 (e)	3,465,066	3,426,083
KFC Holding Co.
First Lien 2021 Term Loan B
6.184% (1 Month SOFR + 1.75%), due 3/15/28 (e)	2,532,663	2,535,039
WW International, Inc.
First Lien Initial Term Loan
8.041% (3 Month SOFR + 3.50%), due 4/13/28 (e)	5,043,625	1,185,252
		7,146,374
Retail 1.2%
Great Outdoors Group LLC
First Lien Term Loan B
7.572% (1 Month SOFR + 3.25%), due 1/23/32 (e)	35,106,204	34,228,549
Services: Business 0.6%
Amentum Holdings, Inc.
First Lien Initial Term Loan
6.572% (1 Month SOFR + 2.25%), due 9/29/31 (e)	1,995,000	1,967,569
Aretec Group, Inc.
First Lien Term Loan B3
7.822% (1 Month SOFR + 3.50%), due 8/9/30 (e)	2,471,331	2,454,726
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Services: Business (continued)
Artera Services LLC
First Lien Tranche Term Loan C
8.799% (3 Month SOFR + 4.50%), due 2/18/31 (e)	$ 2,984,925	$ 2,836,299
Brown Group Holding LLC
First Lien Incremental Term Loan B2 6.78% - 6.822%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 7/1/31 (e)	1,985,025	1,963,106
Dun & Bradstreet Corp. (The)
First Lien Incremental Term Loan B2
6.57% (1 Month SOFR + 2.25%), due 1/18/29 (e)	2,757,385	2,747,045
GIP II Blue Holding LP
First Lien Initial Term Loan
8.072% (1 Month SOFR + 3.75%), due 9/29/28 (e)	1,971,164	1,974,860
Vizient, Inc.
First Lien Term Loan B8
6.072% (1 Month SOFR + 1.75%), due 8/1/31 (e)	3,323,409	3,312,608
		17,256,213
Software 0.5%
Cloud Software Group, Inc.
First Lien Initial Dollar Facility Term Loan B
7.799%, due 3/30/29	7,146,167	7,055,561
McAfee Corp.
First Lien Tranche Term Loan B1
7.319% (1 Month SOFR + 3.00%), due 3/1/29 (e)	3,990,000	3,723,999
UKG, Inc.
First Lien Initial Term Loan
7.32% (1 Month SOFR + 3.00%), due 2/10/31 (e)	4,466,250	4,447,978
		15,227,538
Telecommunications 0.2%
Connect Finco SARL
First Lien First Amendment Term Loan
7.822% (1 Month SOFR + 3.50%), due 12/11/26 (e)	2,523,518	2,502,699
CSC Holdings LLC
First Lien 2022 Term Loan
8.822% (1 Month SOFR + 4.50%), due 1/18/28 (e)	1,979,747	1,924,314
		4,427,013
	Principal Amount	Value

Utilities 0.1%
Constellation Renewables LLC
First Lien Term Loan
6.563% (3 Month SOFR + 2.25%), due 12/15/27 (e)	$ 2,520,586	$ 2,517,435
Total Loan Assignments (Cost $454,951,568)		439,843,206
Total Long-Term Bonds (Cost $2,643,470,211)		2,615,969,578

	Shares

Common Stocks 0.2%
Electrical Equipment 0.0% ‡
Energy Technologies, Inc. (b)(g)(j)	2,021	353,675
Energy Equipment & Services 0.0% ‡
Nine Energy Service, Inc. (j)	18,072	15,011
Independent Power and Renewable Electricity Producers 0.0% ‡
GenOn Energy, Inc. (i)(j)	20,915	648,365
Oil, Gas & Consumable Fuels 0.0% ‡
PetroQuest Energy, Inc. (b)(g)(j)	11,867	—
Talos Energy, Inc. (j)	71,517	492,037
		492,037
Pharmaceuticals 0.2%
Endo, Inc. (j)	172,769	3,678,252
Total Common Stocks (Cost $9,748,966)		5,187,340
Preferred Stock 0.2%
Electrical Equipment 0.2%
Energy Technologies Ltd. (b)(g)(j)	4,501	4,501,000
Total Investments (Cost $2,657,514,649)	94.4%	2,625,657,918
Other Assets, Less Liabilities	5.6	155,903,318
Net Assets	100.0%	$ 2,781,561,236

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Short Duration High Income Fund

(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security—As of April 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $11,187,683, which represented 0.4% of the Fund’s net assets.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Step coupon—Rate shown was the rate in effect as of April 30, 2025.
(e)	Floating rate—Rate shown was the rate in effect as of April 30, 2025.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Issue in non-accrual status.
(i)	Restricted security. (See Note 6)
(j)	Non-income producing security.

Abbreviation(s):
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 20,205,253	$ —	$ 20,205,253
Corporate Bonds	—	2,155,921,119	—	2,155,921,119
Loan Assignments	—	436,824,664	3,018,542	439,843,206
Total Long-Term Bonds	—	2,612,951,036	3,018,542	2,615,969,578
Common Stocks	4,185,300	648,365	353,675	5,187,340
Preferred Stock	—	—	4,501,000	4,501,000
Total Investments in Securities	$ 4,185,300	$ 2,613,599,401	$ 7,873,217	$ 2,625,657,918

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (identified cost $2,657,514,649)	$2,625,657,918
Cash	122,035,328
Due from custodian	1,174,609
Receivables:
Fund shares sold	51,271,872
Interest	35,689,404
Investment securities sold	9,349,655
Other assets	629,386
Total assets	2,845,808,172
Liabilities
Unrealized depreciation on unfunded commitments (See Note 5)	94,225
Payables:
Investment securities purchased	53,701,877
Fund shares redeemed	6,539,113
Manager (See Note 3)	1,444,179
Transfer agent (See Note 3)	465,686
NYLIFE Distributors (See Note 3)	152,908
Professional fees	45,002
Custodian	9,795
Distributions payable	1,794,151
Total liabilities	64,246,936
Net assets	$2,781,561,236
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$296,352
Additional paid-in-capital	2,886,512,141
2,886,808,493
Total distributable earnings (loss)	(105,247,257)
Net assets	$2,781,561,236
Class A
Net assets applicable to outstanding shares	$523,257,166
Shares of beneficial interest outstanding	55,758,264
Net asset value per share outstanding	$9.38
Maximum sales charge (3.00% of offering price)	0.29
Maximum offering price per share outstanding	$9.67
Investor Class
Net assets applicable to outstanding shares	$4,770,181
Shares of beneficial interest outstanding	508,176
Net asset value per share outstanding	$9.39
Maximum sales charge (2.50% of offering price)	0.24
Maximum offering price per share outstanding	$9.63
Class C
Net assets applicable to outstanding shares	$56,674,745
Shares of beneficial interest outstanding	6,042,730
Net asset value and offering price per share outstanding	$9.38
Class I
Net assets applicable to outstanding shares	$2,196,859,144
Shares of beneficial interest outstanding	234,042,842
Net asset value and offering price per share outstanding	$9.39

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Short Duration High Income Fund

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$94,932,637
Dividends	20,612
Total income	94,953,249
Expenses
Manager (See Note 3)	8,818,726
Transfer agent (See Note 3)	1,499,237
Distribution/Service—Class A (See Note 3)	614,520
Distribution/Service—Investor Class (See Note 3)	5,951
Distribution/Service—Class C (See Note 3)	264,817
Registration	128,399
Professional fees	104,301
Shareholder communication	79,737
Custodian	30,745
Trustees	30,068
Miscellaneous	42,657
Total expenses before waiver/reimbursement	11,619,158
Expense waiver/reimbursement from Manager (See Note 3)	(172,235)
Net expenses	11,446,923
Net investment income (loss)	83,506,326
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	2,185,409
Foreign currency transactions	(878)
Net realized gain (loss)	2,184,531
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(49,968,522)
Translation of other assets and liabilities in foreign currencies	878
Unfunded commitments	(95,140)
Net change in unrealized appreciation (depreciation)	(50,062,784)
Net realized and unrealized gain (loss)	(47,878,253)
Net increase (decrease) in net assets resulting from operations	$35,628,073
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited) and the year ended October 31, 2024
	Six months ended April 30, 2025	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$83,506,326	$142,992,076
Net realized gain (loss)	2,184,531	3,986,704
Net change in unrealized appreciation (depreciation)	(50,062,784)	74,649,808
Net increase (decrease) in net assets resulting from operations	35,628,073	221,628,588
Distributions to shareholders:
Class A	(14,958,697)	(23,946,150)
Investor Class	(142,578)	(309,258)
Class C	(1,406,580)	(2,114,668)
Class I	(68,067,298)	(117,791,920)
Class R2(a)	—	(11,971)
Class R3(a)	—	(3,177)
Total distributions to shareholders	(84,575,153)	(144,177,144)
Capital share transactions:
Net proceeds from sales of shares	773,190,053	1,454,181,398
Net asset value of shares issued to shareholders in reinvestment of distributions	74,457,925	127,054,635
Cost of shares redeemed	(682,782,204)	(840,410,385)
Increase (decrease) in net assets derived from capital share transactions	164,865,774	740,825,648
Net increase (decrease) in net assets	115,918,694	818,277,092
Net Assets
Beginning of period	2,665,642,542	1,847,365,450
End of period	$2,781,561,236	$2,665,642,542

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Short Duration High Income Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.54	$9.18	$9.09	$9.83	$9.45	$9.84
Net investment income (loss)	0.28(a)	0.58(a)	0.51(a)	0.37(a)	0.37(a)	0.42
Net realized and unrealized gain (loss)	(0.16)	0.36	0.09	(0.73)	0.42	(0.37)
Total from investment operations	0.12	0.94	0.60	(0.36)	0.79	0.05
Less distributions:
From net investment income	(0.28)	(0.58)	(0.51)	(0.38)	(0.41)	(0.44)
Return of capital	—	—	—	—	(0.00)‡	—
Total distributions	(0.28)	(0.58)	(0.51)	(0.38)	(0.41)	(0.44)
Net asset value at end of period	$9.38	$9.54	$9.18	$9.09	$9.83	$9.45
Total investment return (b)	1.30%	10.42%	6.72%	(3.66)%	8.40%	0.65%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.98%††	6.07%	5.52%	3.92%	3.78%	4.46%
Net expenses (c)	1.02%††	1.02%	1.02%	1.02%	1.01%	1.02%
Expenses (before waiver/reimbursement) (c)	1.04%††	1.05%	1.06%	1.02%	1.01%	1.02%
Portfolio turnover rate	16%	29%	22%	30%	47%	64%
Net assets at end of period (in 000’s)	$523,257	$467,515	$327,716	$300,909	$303,646	$252,753

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.55	$9.18	$9.09	$9.83	$9.46	$9.84
Net investment income (loss)	0.28(a)	0.57(a)	0.50(a)	0.36(a)	0.37(a)	0.42
Net realized and unrealized gain (loss)	(0.16)	0.37	0.09	(0.72)	0.40	(0.36)
Total from investment operations	0.12	0.94	0.59	(0.36)	0.77	0.06
Less distributions:
From net investment income	(0.28)	(0.57)	(0.50)	(0.38)	(0.40)	(0.44)
Return of capital	—	—	—	—	(0.00)‡	—
Total distributions	(0.28)	(0.57)	(0.50)	(0.38)	(0.40)	(0.44)
Net asset value at end of period	$9.39	$9.55	$9.18	$9.09	$9.83	$9.46
Total investment return (b)	1.29%	10.47%	6.63%	(3.73)%	8.18%	0.67%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.95%††	6.03%	5.43%	3.82%	3.72%	4.38%
Net expenses (c)	1.04%††	1.07%	1.11%	1.10%	1.10%	1.11%
Portfolio turnover rate	16%	29%	22%	30%	47%	64%
Net assets at end of period (in 000's)	$4,770	$4,919	$5,299	$5,400	$5,780	$6,278

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.54	$9.18	$9.09	$9.83	$9.45	$9.84
Net investment income (loss)	0.25(a)	0.50(a)	0.43(a)	0.29(a)	0.29(a)	0.34
Net realized and unrealized gain (loss)	(0.16)	0.36	0.09	(0.72)	0.41	(0.37)
Total from investment operations	0.09	0.86	0.52	(0.43)	0.70	(0.03)
Less distributions:
From net investment income	(0.25)	(0.50)	(0.43)	(0.31)	(0.32)	(0.36)
Return of capital	—	—	—	—	(0.00)‡	—
Total distributions	(0.25)	(0.50)	(0.43)	(0.31)	(0.32)	(0.36)
Net asset value at end of period	$9.38	$9.54	$9.18	$9.09	$9.83	$9.45
Total investment return (b)	0.92%	9.56%	5.84%	(4.46)%	7.48%	(0.19)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.21%††	5.27%	4.68%	3.05%	2.98%	3.64%
Net expenses (c)	1.79%††	1.82%	1.86%	1.85%	1.85%	1.86%
Portfolio turnover rate	16%	29%	22%	30%	47%	64%
Net assets at end of period (in 000’s)	$56,675	$49,589	$29,903	$25,772	$35,636	$40,948

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay Short Duration High Income Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.55	$9.18	$9.09	$9.84	$9.46	$9.84
Net investment income (loss)	0.29(a)	0.60(a)	0.54(a)	0.39(a)	0.40(a)	0.45
Net realized and unrealized gain (loss)	(0.15)	0.37	0.08	(0.73)	0.41	(0.36)
Total from investment operations	0.14	0.97	0.62	(0.34)	0.81	0.09
Less distributions:
From net investment income	(0.30)	(0.60)	(0.53)	(0.41)	(0.43)	(0.47)
Return of capital	—	—	—	—	(0.00)‡	—
Total distributions	(0.30)	(0.60)	(0.53)	(0.41)	(0.43)	(0.47)
Net asset value at end of period	$9.39	$9.55	$9.18	$9.09	$9.84	$9.46
Total investment return (b)	1.42%	10.79%	6.98%	(3.52)%	8.66%	1.01%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.22%††	6.31%	5.78%	4.14%	4.05%	4.72%
Net expenses (c)	0.78%††	0.78%	0.78%	0.77%	0.76%	0.77%
Expenses (before waiver/reimbursement) (c)	0.79%††	0.80%	0.81%	0.77%	0.76%	0.77%
Portfolio turnover rate	16%	29%	22%	30%	47%	64%
Net assets at end of period (in 000’s)	$2,196,859	$2,143,619	$1,483,473	$1,034,873	$1,147,287	$1,101,084

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Short Duration High Income Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	December 17, 2012
Investor Class	December 17, 2012
Class C	December 17, 2012
Class I	December 17, 2012
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. Effective April 15, 2019, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For purchases of Class A and Investor Class shares made from August 1, 2017 through April 14, 2019, a CDSC of 1.00% may be imposed on certain redemptions (for investments of $500,000 which paid no initial sales charge) of such shares within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Effective August 6, 2024, Class C shares are offered at NAV without an initial sales charge and a 1.00% CDSC may be imposed on certain redemptions of such shares made within 12 months of the date of purchase of Class C shares. For purchases of Class C shares made prior to August 6, 2024, a 1.00% CDSC may be imposed on certain redemptions of such shares made within 18 months of the date of purchase of Class C shares. Investments in Class C shares are subject to a purchase maximum of $250,000. Class I shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under a distribution plan pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek high current income. Capital appreciation is a secondary objective.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining

24	NYLI MacKay Short Duration High Income Fund

appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which
25

Notes to Financial Statements (Unaudited) (continued)
there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Trust's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of April 30, 2025, and can change at any time.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.

26	NYLI MacKay Short Duration High Income Fund

(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities is accreted daily based on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(H) Debt Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund primarily invests in high-yield debt securities (commonly referred to as “junk bonds”), which are considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
The loans in which the Fund invests are usually rated below investment grade, or if unrated, determined by the Subadvisor to be of comparable quality (commonly referred to as “junk bonds”) and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Moreover, such securities may, under certain circumstances, be particularly susceptible to liquidity and valuation risks.
Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Fund’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
27

Notes to Financial Statements (Unaudited) (continued)
In certain circumstances, loans may not be deemed to be securities. As a result, the Fund may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.65% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.02%; Investor Class, 1.13%; Class C, 1.88% and Class I, 0.78%. This agreement will remain in effect until February 28,
2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $8,818,726 and waived fees and/or reimbursed certain class specific expenses in the amount of $172,235 and paid the Subadvisor fees in the amount of $4,323,246.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2025, were $30,279 and $89, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the six-month period ended April 30, 2025, of $81,638, $146 and $11,013, respectively.

28	NYLI MacKay Short Duration High Income Fund

(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$271,219	$—
Investor Class	2,673	—
Class C	29,727	—
Class I	1,195,618	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$6,726,883	1.3%
Class I	7,750,317	0.4
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$2,658,998,393	$28,691,443	$(62,031,918)	$(33,340,475)
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $73,009,402, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$23,007	$50,002
During the year ended October 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$144,177,144
Note 5–Commitments and Contingencies
As of April 30, 2025, the Fund had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
American Rock Salt Co. LLC, First Lien First Out Delayed Draw Commitment Term Loan TBD, due 6/9/28	$857,326	$—
ASP Unifrax Holdings, Inc., First Lien Delayed Draw Term Loan TBD, due 9/28/29	637,618	(94,225)
Total	$1,494,944	$(94,225)
Commitments are available until maturity date.
29

Notes to Financial Statements (Unaudited) (continued)
Note 6–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
As of April 30, 2025, restricted securities held by the Fund were as follows:
Security	Date(s) of Acquisition	Principal Amount/ Shares	Cost	4/30/25 Value	Percent of Net Assets
Briggs & Stratton Corp. Escrow Claim Shares
Corporate Bond 6.875%, due 12/15/20	2/26/21	$ 3,425,000	$ 3,724,482	$ —	0.0%
GenOn Energy, Inc.
Common Stock	12/14/18	20,915	2,342,005	648,365	0.0‡
Total			$ 6,066,487	$ 648,365	0.0%‡

‡	Less than one-tenth of a percent.

Note 7–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 8–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 9–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 10–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $564,651 and $423,437, respectively.

30	NYLI MacKay Short Duration High Income Fund

Note 11–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025 and the year ended October 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	14,617,439	$139,188,718
Shares issued to shareholders in reinvestment of distributions	1,463,696	13,916,055
Shares redeemed	(9,354,802)	(88,771,942)
Net increase (decrease) in shares outstanding before conversion	6,726,333	64,332,831
Shares converted into Class A (See Note 1)	49,960	477,152
Shares converted from Class A (See Note 1)	(5,525)	(52,762)
Net increase (decrease)	6,770,768	$64,757,221
Year ended October 31, 2024:
Shares sold	22,660,918	$215,528,486
Shares issued to shareholders in reinvestment of distributions	2,311,232	21,925,177
Shares redeemed	(11,835,989)	(112,396,672)
Net increase (decrease) in shares outstanding before conversion	13,136,161	125,056,991
Shares converted into Class A (See Note 1)	200,062	1,901,200
Shares converted from Class A (See Note 1)	(52,522)	(498,477)
Net increase (decrease)	13,283,701	$126,459,714

Investor Class	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	25,193	$239,028
Shares issued to shareholders in reinvestment of distributions	14,544	138,361
Shares redeemed	(40,895)	(390,021)
Net increase (decrease) in shares outstanding before conversion	(1,158)	(12,632)
Shares converted into Investor Class (See Note 1)	15,260	145,874
Shares converted from Investor Class (See Note 1)	(21,199)	(201,778)
Net increase (decrease)	(7,097)	$(68,536)
Year ended October 31, 2024:
Shares sold	41,178	$390,190
Shares issued to shareholders in reinvestment of distributions	31,712	300,721
Shares redeemed	(72,218)	(683,544)
Net increase (decrease) in shares outstanding before conversion	672	7,367
Shares converted into Investor Class (See Note 1)	20,826	197,495
Shares converted from Investor Class (See Note 1)	(83,499)	(795,267)
Net increase (decrease)	(62,001)	$(590,405)

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	1,368,363	$13,032,677
Shares issued to shareholders in reinvestment of distributions	137,568	1,307,422
Shares redeemed	(620,171)	(5,904,852)
Net increase (decrease) in shares outstanding before conversion	885,760	8,435,247
Shares converted from Class C (See Note 1)	(41,835)	(399,479)
Net increase (decrease)	843,925	$8,035,768
Year ended October 31, 2024:
Shares sold	2,881,745	$27,364,038
Shares issued to shareholders in reinvestment of distributions	202,956	1,924,844
Shares redeemed	(1,064,191)	(10,097,113)
Net increase (decrease) in shares outstanding before conversion	2,020,510	19,191,769
Shares converted from Class C (See Note 1)	(80,491)	(764,129)
Net increase (decrease)	1,940,019	$18,427,640

31

Notes to Financial Statements (Unaudited) (continued)
Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	65,187,464	$620,729,630
Shares issued to shareholders in reinvestment of distributions	6,213,300	59,096,087
Shares redeemed	(61,936,840)	(587,715,389)
Net increase (decrease) in shares outstanding before conversion	9,463,924	92,110,328
Shares converted into Class I (See Note 1)	9,956	94,671
Shares converted from Class I (See Note 1)	(6,648)	(63,678)
Net increase (decrease)	9,467,232	$92,141,321
Year ended October 31, 2024:
Shares sold	127,584,431	$1,210,891,440
Shares issued to shareholders in reinvestment of distributions	10,843,658	102,888,949
Shares redeemed	(75,442,328)	(716,203,211)
Net increase (decrease) in shares outstanding before conversion	62,985,761	597,577,178
Shares converted into Class I (See Note 1)	56,658	537,992
Shares converted from Class I (See Note 1)	(61,096)	(578,814)
Net increase (decrease)	62,981,323	$597,536,356

Class R2(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	46	$430
Shares issued to shareholders in reinvestment of distributions	1,271	11,971
Shares redeemed	(83,592)	(793,124)
Net increase (decrease)	(82,275)	$(780,723)

Class R3(a)	Shares	Amount
Year ended October 31, 2024:
Shares sold	720	$6,814
Shares issued to shareholders in reinvestment of distributions	316	2,973
Shares redeemed	(24,954)	(236,721)
Net increase (decrease)	(23,918)	$(226,934)

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 12–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 13–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

32	NYLI MacKay Short Duration High Income Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
33

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

34

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
35

Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
37

overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
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respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
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The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
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share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
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Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI MacKay Arizona Muni Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 99.7%
Long-Term Municipal Bonds 99.7%
Education 13.4%
Arizona Board of Regents, Arizona State University, Revenue Bonds
5.00%, due 8/1/49	$ 1,500,000	$ 1,551,889
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/28	1,000,000	1,040,961
Series A
5.00%, due 11/1/29	1,000,000	1,051,130
Series A
5.00%, due 11/1/49	1,335,000	1,318,842
Arizona Industrial Development Authority, Odyssey Preparatory Academy, Inc. (The), Revenue Bonds
5.00%, due 7/1/49 (a)	175,000	157,311
Arizona Industrial Development Authority, Somerset Academy of Las Vegas Lone Mountain Campus, Revenue Bonds
Series A
3.75%, due 12/15/29 (a)	355,000	343,328
Industrial Development Authority of the City of Phoenix Arizona (The), Great Hearts Academies Projects, Revenue Bonds
Series A
5.00%, due 7/1/41	1,225,000	1,206,180
Industrial Development Authority of the City of Phoenix Arizona (The), Great Hearts Arizona Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/44	3,240,000	3,123,944
Series A
5.00%, due 7/1/46	500,000	482,984
Maricopa County Industrial Development Authority, Creighton University Project, Revenue Bonds
5.00%, due 7/1/47	2,500,000	2,519,889
Maricopa County Industrial Development Authority, Legacy Traditional School Obligated Group, Revenue Bonds
Insured: SD CRED PROG
4.00%, due 7/1/33	700,000	684,362
	Principal Amount	Value

Education (continued)
Student & Academic Services LLC, Northern Arizona Capital Facilities Finance Corp., Revenue Bonds
Insured: BAM
5.00%, due 6/1/43	$ 1,025,000	$ 1,060,682
Insured: BAM
5.00%, due 6/1/44	1,030,000	1,063,947
University of Arizona (The), Revenue Bonds
Series A, Insured: BAM
3.125%, due 8/1/39	1,000,000	856,072
Series A
5.00%, due 6/1/30	2,500,000	2,503,604
		18,965,125
General 1.8%
Buckeye Jackrabbit Trail Sanitary Sewer Improvement District, Special Assessment
6.25%, due 1/1/29	96,000	96,402
City of Goodyear, McDowell Road Commercial Corridor Improvement District, Special Assessment
Insured: BAM
3.25%, due 1/1/27	805,000	805,946
City of Tempe, Pier at Town Lake Improvement District, Special Assessment
5.00%, due 1/1/29	1,000,000	1,001,204
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	1,023,143	627,954
		2,531,506
General Obligation 27.0%
City of Goodyear, Unlimited General Obligation
3.00%, due 7/1/40	2,000,000	1,679,390
City of Lake Havasu City, Wastewater System, Limited General Obligation, Senior Lien
5.00%, due 7/1/31	375,000	413,346
5.00%, due 7/1/42	1,200,000	1,285,489
City of Lake Havasu City, Wastewater System, Unlimited General Obligation, Senior Lien
5.00%, due 7/1/39	1,300,000	1,423,366
City of Mesa, Unlimited General Obligation
5.00%, due 7/1/43	1,500,000	1,596,420

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
City of Peoria, Unlimited General Obligation
2.00%, due 7/15/35	$ 1,250,000	$ 983,386
2.00%, due 7/15/36	3,235,000	2,470,395
2.00%, due 7/15/39	2,000,000	1,396,831
Series A
3.375%, due 7/15/32	1,875,000	1,828,768
City of Tempe, Unlimited General Obligation
Series A
5.00%, due 7/1/41	1,500,000	1,608,271
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	1,329,857	796,252
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	1,705,000	1,453,279
Estrella Mountain Ranch Community Facilities District, Unlimited General Obligation
Insured: AGM
5.00%, due 7/15/32	155,000	159,289
Goodyear Community Facilities Utilities District No. 1, Limited General Obligation
4.00%, due 7/15/28	500,000	500,021
Maricopa County Elementary School District No. 59, Unlimited General Obligation
5.00%, due 7/1/26	1,120,000	1,145,182
Maricopa County Special Health Care District, Maricopa Integrated Health System, Unlimited General Obligation
Series C
5.00%, due 7/1/32	3,000,000	3,118,856
Series C
5.00%, due 7/1/34	1,500,000	1,552,220
Maricopa County Unified School District No. 48, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 7/1/34	2,350,000	2,148,107
Maricopa County Unified School District No. 69, Paradise Valley, Unlimited General Obligation
Series A
5.00%, due 7/1/43	2,000,000	2,118,713
	Principal Amount	Value

General Obligation (continued)
Maricopa County Unified School District No. 80, Unlimited General Obligation
Series C
5.00%, due 7/1/25	$ 3,000,000	$ 3,007,606
Maricopa County Union High School District No. 210, Phoenix, Project of 2023, Unlimited General Obligation
Series B
5.00%, due 7/1/32	2,500,000	2,790,230
Maricopa County Union High School District No. 216, Agua Fria, Project of 2023 and 2024, Unlimited General Obligation
5.00%, due 7/1/33	500,000	558,612
5.00%, due 7/1/44	1,000,000	1,050,249
Mystic Lake Pleasant Heights Community Facilities District, Unlimited General Obligation
Insured: BAM
3.00%, due 7/15/28	390,000	381,793
Pima County Unified School District No. 30, Unlimited General Obligation
Insured: BAM
5.00%, due 7/1/41	1,750,000	1,836,430
Yuma County Library District, Limited General Obligation
4.00%, due 7/1/29	1,000,000	1,000,597
		38,303,098
Hospital 6.1%
Arizona Industrial Development Authority, Phoenix Children's Hospital, Revenue Bonds
Series A, Insured: BAM
3.00%, due 2/1/45	1,000,000	758,954
Maricopa County Industrial Development Authority, Banner Health Obligated Group, Revenue Bonds
Series A
5.00%, due 1/1/32	1,520,000	1,550,590
Series A-1
5.00%, due 1/1/53 (b)	2,000,000	2,029,308
Maricopa County Industrial Development Authority, HonorHealth Obligated Group, Revenue Bonds
Series D
5.00%, due 12/1/45	2,200,000	2,246,529

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Arizona Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hospital (continued)
Yuma Industrial Development Authority, Yuma Regional Medical Center Obligated Group, Revenue Bonds
Series A, Insured: AGC
5.25%, due 8/1/43	$ 1,000,000	$ 1,056,246
Series A, Insured: AGC
5.25%, due 8/1/44	1,000,000	1,051,646
		8,693,273
Housing 0.5%
Industrial Development Authority of the City of Phoenix Arizona (The), Downtown Phoenix Student Housing LLC, Revenue Bonds
Series A
5.00%, due 7/1/42	750,000	726,930
Other Revenue 36.5%
Arizona Industrial Development Authority, Revenue Bonds
Insured: FNMA
2.12%, due 7/1/37	4,632,739	3,553,878
Arizona Industrial Development Authority, Ironwood Ranch Apartments LP, Revenue Bonds
5.00%, due 2/1/58 (b)	2,000,000	2,041,486
Arizona Industrial Development Authority, Senior Living Project, Revenue Bonds, Second Tier
Series B
5.125%, due 1/1/59	3,163,712	2,489,822
Arizona Industrial Development Authority, Single Family Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 10/1/55 (c)	1,000,000	1,096,432
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds (b)(d)
Series 1
5.00%, due 9/1/42	500,000	508,061
Series 2
5.00%, due 9/1/52	5,805,000	5,897,055
City of Buckeye, Excise Tax, Revenue Bonds
4.00%, due 7/1/36	400,000	400,799
	Principal Amount	Value

Other Revenue (continued)
City of Cottonwood, Pledged, Revenue Bonds
Insured: AGM
5.00%, due 7/1/30	$ 500,000	$ 501,145
City of Flagstaff, Pledged, Revenue Bonds
4.25%, due 7/1/33	1,395,000	1,405,682
City of Mesa, Utility System, Revenue Bonds, Junior Lien
Series C
5.00%, due 7/1/36	1,000,000	1,117,860
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Junior Lien
Series B
5.00%, due 7/1/33 (d)	1,300,000	1,341,963
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/26 (d)	3,825,000	3,899,953
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	214,456	207,299
Greater Arizona Development Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/28	305,000	305,372
Industrial Development Authority of the County of Pima (The), Revenue Bonds
Series D-1, Insured: GNMA
5.50%, due 7/1/55	2,000,000	2,135,284
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/55	2,000,000	2,202,563
Series A, Insured: GNMA
6.50%, due 3/1/55	1,055,000	1,165,838
Maricopa County & Phoenix Industrial Development Authorities, Single Family Mortgage, Revenue Bonds
Series A, Insured: GNMA
5.75%, due 3/1/56	1,500,000	1,628,564
Maricopa County Pollution Control Corp., Southern California Edison Co., Revenue Bonds
Series A
2.40%, due 6/1/35	3,200,000	2,549,605
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	$ 1,600,000	$ 1,583,111
Nogales Municipal Development Authority, Inc., City of Nogales, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	2,000,000	1,976,115
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	1,863,000	1,751,749
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
4.55%, due 7/1/40	547,000	517,079
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 1/1/45	2,000,000	2,126,794
Salt Verde Financial Corp., Revenue Bonds
Series 1
5.25%, due 12/1/28	3,000,000	3,132,962
Scottsdale Municipal Property Corp., City of Scottsdale Excise Tax, Revenue Bonds
Series B
5.00%, due 7/1/28 (d)	1,100,000	1,134,882
State of Arizona, State of Arizona Department of Revenue, Revenue Bonds
Series B, Insured: BHAC-CR
5.50%, due 7/1/27 (e)	2,000,000	2,104,798
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	800,000	764,995
Tucson Industrial Development Authority, Revenue Bonds
Series A-1, Insured: GNMA
5.50%, due 1/1/56	2,000,000	2,140,807
		51,681,953
	Principal Amount	Value

Transportation 4.8%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series A
5.00%, due 10/1/34 (d)	$ 100,000	$ 103,400
Series B
5.00%, due 10/1/38	125,000	132,227
Series B
5.00%, due 10/1/43	100,000	102,180
Arizona Department of Transportation State Highway Fund, Revenue Bonds
5.00%, due 7/1/25	3,500,000	3,508,046
5.00%, due 7/1/33	1,905,000	1,932,153
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/28 (d)	1,000,000	1,044,312
		6,822,318
Utilities 6.1%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/36	590,000	600,608
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series A
3.60%, due 2/1/40	3,465,000	3,044,983
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 1/1/43	2,000,000	2,113,754
Salt River Project Agricultural Improvement & Power District, Electric System, Revenue Bonds
Series S
5.00%, due 12/1/34	1,330,000	1,331,687
Series B
5.25%, due 1/1/53	1,500,000	1,585,699
		8,676,731
Water & Sewer 3.5%
City of Goodyear, Water & Sewer, Revenue Bonds, Sub. Lien
Insured: AGC
5.00%, due 7/1/42	1,500,000	1,594,050
City of Tucson, Water System, Revenue Bonds
5.00%, due 7/1/42	1,885,000	2,008,408

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Arizona Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Water & Sewer (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
4.00%, due 7/1/42 (a)	$ 1,125,000	$ 968,590
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 7/1/42 (a)	480,000	412,775
		4,983,823
Total Municipal Bonds (Cost $143,935,520)		141,384,757

	Shares
Short-Term Investment 2.8%
Unaffiliated Investment Company 2.8%
Dreyfus Government Cash Management - Institutional Shares, 4.237% (f)	4,005,830	4,005,830
Total Short-Term Investment (Cost $4,005,830)		4,005,830
Total Investments (Cost $147,941,350)	102.5%	145,390,587
Other Assets, Less Liabilities	(2.5)	(3,548,866)
Net Assets	100.0%	$ 141,841,721

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2025.
(c)	Delayed delivery security.
(d)	Interest on these securities was subject to alternative minimum tax.
(e)	Step coupon—Rate shown was the rate in effect as of April 30, 2025.
(f)	Current yield as of April 30, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
Futures Contracts
As of April 30, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(25)	June 2025	$ (2,815,957)	$ (2,868,359)	$ (52,402)
U.S. Treasury Long Bonds	(20)	June 2025	(2,382,254)	(2,332,500)	49,754
Net Unrealized Depreciation					$ (2,648)

1.	As of April 30, 2025, cash in the amount of $137,750 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2025.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
SD CRED PROG—School District Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 141,384,757	$ —	$ 141,384,757
Short-Term Investment
Unaffiliated Investment Company	4,005,830	—	—	4,005,830
Total Investments in Securities	4,005,830	141,384,757	—	145,390,587
Other Financial Instruments
Futures Contracts (b)	49,754	—	—	49,754
Total Investments in Securities and Other Financial Instruments	$ 4,055,584	$ 141,384,757	$ —	$ 145,440,341
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (52,402)	$ —	$ —	$ (52,402)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Arizona Muni Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (identified cost $147,941,350)	$145,390,587
Cash collateral on deposit at broker for futures contracts	137,750
Receivables:
Interest	1,817,530
Fund shares sold	226,651
Variation margin on futures contracts	9,531
Other assets	10,653
Total assets	147,592,702
Liabilities
Due to custodian	6,842
Payables:
Investment securities purchased	5,409,630
Fund shares redeemed	155,582
Manager (See Note 3)	52,637
Professional fees	48,377
NYLIFE Distributors (See Note 3)	13,872
Custodian	11,340
Transfer agent (See Note 3)	10,305
Shareholder communication	1,440
Trustees	135
Accrued expenses	5,052
Distributions payable	35,769
Total liabilities	5,750,981
Net assets	$141,841,721
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$14,847
Additional paid-in-capital	155,232,899
155,247,746
Total distributable earnings (loss)	(13,406,025)
Net assets	$141,841,721
Class A
Net assets applicable to outstanding shares	$1,363,062
Shares of beneficial interest outstanding	142,709
Net asset value per share outstanding	$9.55
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$9.85
Class C
Net assets applicable to outstanding shares	$913,393
Shares of beneficial interest outstanding	95,699
Net asset value and offering price per share outstanding	$9.54
Class I
Net assets applicable to outstanding shares	$33,623,925
Shares of beneficial interest outstanding	3,517,419
Net asset value and offering price per share outstanding	$9.56
Class Z
Net assets applicable to outstanding shares	$105,941,341
Shares of beneficial interest outstanding	11,091,238
Net asset value per share outstanding	$9.55
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$9.85

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$2,871,637
Expenses
Manager (See Note 3)	333,870
Distribution/Service—Class A (See Note 3)	1,339
Distribution/Service—Class C (See Note 3)	2,795
Distribution/Service—Class Z (See Note 3)	83,905
Professional fees	25,581
Transfer agent (See Note 3)	25,352
Registration	10,583
Custodian	6,232
Shareholder communication	3,220
Trustees	1,657
Miscellaneous	595
Total expenses before waiver/reimbursement	495,129
Expense waiver/reimbursement from Manager (See Note 3)	(1,150)
Net expenses	493,979
Net investment income (loss)	2,377,658
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(1,658,817)
Futures transactions	628,964
Net realized gain (loss)	(1,029,853)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(1,167,140)
Futures contracts	(366,018)
Net change in unrealized appreciation (depreciation)	(1,533,158)
Net realized and unrealized gain (loss)	(2,563,011)
Net increase (decrease) in net assets resulting from operations	$(185,353)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Arizona Muni Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited), the period April 1, 2024 through October 31, 2024 and the year ended March 31, 2024
	Six months ended April 30, 2025	Period April 1, 2024 through October 31, 2024(a)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,377,658	$2,589,535	$5,572,453
Net realized gain (loss)	(1,029,853)	(2,507,680)	(3,080,117)
Net change in unrealized appreciation (depreciation)	(1,533,158)	1,722,281	834,958
Net increase (decrease) in net assets resulting from operations	(185,353)	1,804,136	3,327,294
Distributions to shareholders:
Class A	(16,886)	(1,315)	—
Class C	(16,224)	(17,785)	(38,420)
Class I	(591,493)	(669,128)	(1,411,346)
Class Z	(1,846,905)	(2,052,764)	(4,063,009)
Total distributions to shareholders	(2,471,508)	(2,740,992)	(5,512,775)
Capital share transactions:
Net proceeds from sales of shares	6,121,351	6,625,573	24,431,374
Net asset value of shares issued to shareholders in reinvestment of distributions	2,242,036	2,394,735	4,557,840
Cost of shares redeemed	(20,049,225)	(32,645,918)	(51,431,598)
Increase (decrease) in net assets derived from capital share transactions	(11,685,838)	(23,625,610)	(22,442,384)
Net increase (decrease) in net assets	(14,342,699)	(24,562,466)	(24,627,865)
Net Assets
Beginning of period	156,184,420	180,746,886	205,374,751
End of period	$141,841,721	$156,184,420	$180,746,886

(a)	The Fund changed its fiscal year end from March 31 to October 31.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	July 22, 2024^ through October 31,
Class A	2025*	2024
Net asset value at beginning of period	$9.73	$9.77
Net investment income (loss) (a)	0.15	0.08
Net realized and unrealized gain (loss)	(0.18)	(0.04)
Total from investment operations	(0.03)	0.04
Less distributions:
From net investment income	(0.15)	(0.08)
Net asset value at end of period	$9.55	$9.73
Total investment return (b)	(0.29)%	0.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	3.07%	2.75%
Net expenses††(c)	0.79%	0.80%
Expenses (before waiver/reimbursement)††(c)	0.79%	1.01%
Portfolio turnover rate	27%	39%
Net assets at end of period (in 000’s)	$1,363	$275

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	April 1, 2024 through October 31,	Year Ended March 31,
Class C	2025*	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.72	$9.77	$9.86	$10.13	$10.81	$10.67	$10.61
Net investment income (loss) (b)	0.13	0.12	0.19	0.14	0.14	0.16	0.18
Net realized and unrealized gain (loss)	(0.17)	(0.04)	(0.09)	(0.26)	(0.69)	0.13	0.05
Total from investment operations	(0.04)	0.08	0.10	(0.12)	(0.55)	0.29	0.23
Less distributions:
From net investment income	(0.14)	(0.13)	(0.19)	(0.15)	(0.13)	(0.15)	(0.17)
Net asset value at end of period	$9.54	$9.72	$9.77	$9.86	$10.13	$10.81	$10.67
Total investment return	(0.43)%(c)	0.80%(c)	1.04%	(1.11)%	(5.13)%	2.76%	2.20%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.77%††	2.03%††	1.97%	1.39%	1.26%	1.45%	1.65%
Net expenses	1.10%††(d)	1.48%††(d)	1.60%	1.59%	1.54%	1.56%	1.59%
Expenses (before waiver/reimbursement)	1.31%††(d)	1.56%††(d)	1.60%	1.59%	1.54%	1.56%	1.59%
Portfolio turnover rate	27%	39%	66%	32%	35%	11%	21%
Net assets at end of period (in 000's)	$913	$1,218	$1,778	$2,346	$5,152	$7,384	$7,998

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Arizona Muni Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	April 1, 2024 through October 31,	Year Ended March 31,
Class I	2025*	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.74	$9.79	$9.88	$10.15	$10.84	$10.69	$10.63
Net investment income (loss) (b)	0.16	0.16	0.29	0.24	0.24	0.26	0.28
Net realized and unrealized gain (loss)	(0.17)	(0.03)	(0.09)	(0.26)	(0.69)	0.15	0.06
Total from investment operations	(0.01)	0.13	0.20	(0.02)	(0.45)	0.41	0.34
Less distributions:
From net investment income	(0.17)	(0.18)	(0.29)	(0.25)	(0.24)	(0.26)	(0.28)
Net asset value at end of period	$9.56	$9.74	$9.79	$9.88	$10.15	$10.84	$10.69
Total investment return	(0.16)%(c)	1.25%(c)	2.06%	(0.11)%	(4.26)%	3.88%	3.21%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.32%††	2.83%††	2.98%	2.41%	2.26%	2.44%	2.62%
Net expenses	0.55%††(d)	0.67%††(d)	0.60%	0.59%	0.54%	0.56%	0.60%
Expenses (before waiver/reimbursement)	0.55%††(d)	0.74%††(d)	0.60%	0.59%	0.54%	0.56%	0.60%
Portfolio turnover rate	27%	39%	66%	32%	35%	11%	21%
Net assets at end of period (in 000's)	$33,624	$36,199	$43,836	$47,844	$64,518	$75,201	$52,630

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	April 1, 2024 through October 31,	Year Ended March 31,
Class Z	2025*	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.73	$9.78	$9.87	$10.14	$10.82	$10.68	$10.61
Net investment income (loss) (b)	0.15	0.15	0.28	0.22	0.23	0.25	0.27
Net realized and unrealized gain (loss)	(0.17)	(0.03)	(0.10)	(0.25)	(0.69)	0.14	0.07
Total from investment operations	(0.02)	0.12	0.18	(0.03)	(0.46)	0.39	0.34
Less distributions:
From net investment income	(0.16)	(0.17)	(0.27)	(0.24)	(0.22)	(0.25)	(0.27)
Net asset value at end of period	$9.55	$9.73	$9.78	$9.87	$10.14	$10.82	$10.68
Total investment return	(0.23)%(c)	1.15%(c)	1.91%	(0.27)%	(4.32)%	3.63%	3.16%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.17%††	2.66%††	2.83%	2.26%	2.11%	2.30%	2.49%
Net expenses	0.70%††(d)	0.84%††(d)	0.75%	0.74%	0.69%	0.71%	0.74%
Expenses (before waiver/reimbursement)	0.70%††(d)	0.89%††(d)	0.75%	0.74%	0.69%	0.71%	0.74%
Portfolio turnover rate	27%	39%	66%	32%	35%	11%	21%
Net assets at end of period (in 000's)	$105,941	$118,492	$135,133	$155,184	$178,757	$198,417	$199,287

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Arizona Muni Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Arizona Muni Fund (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Aquila Tax-Free Trust of Arizona (the “Predecessor Fund"), which was a series of a different registered investment company for which Aquila Investment Management LLC ("Aquila"), served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization effective as of the close of business on July 19, 2024. Upon completion of the reorganization, the Class Z, Class C and Class I shares of the Fund assumed the performance, financial and other information of the Class A, Class C and Class Y shares, respectively, of the Predecessor Fund. All information provided for periods prior to the close of business on July 19, 2024, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	July 22, 2024
Class C	April 1, 1996
Class I	April 1, 1996
Class Z	March 13, 1986
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter eight years after the date they were purchased. Class Z shares are generally only available to existing holders of Class Z shares of the Fund. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Class Z shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and Arizona income taxes.
Effective at the close of business on July 19, 2024, the Fund changed its fiscal and tax year end from March 31 to October 31.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation

15

Notes to Financial Statements (Unaudited) (continued)
methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.

16	NYLI MacKay Arizona Muni Fund

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of
17

Notes to Financial Statements (Unaudited) (continued)
shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of April 30, 2025, are shown in the Portfolio of Investments.
(I) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its

18	NYLI MacKay Arizona Muni Fund

assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico as of April 30, 2025, that represent 4.75% of the Fund’s net assets, of which none are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(K) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio.
Fair value of derivative instruments as of April 30, 2025:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$49,754	$49,754
Total Fair Value	$49,754	$49,754

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(52,402)	$(52,402)
Total Fair Value	$(52,402)	$(52,402)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$628,964	$628,964
Total Net Realized Gain (Loss)	$628,964	$628,964

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$(366,018)	$(366,018)
Total Net Change in Unrealized Appreciation (Depreciation)	$(366,018)	$(366,018)

Average Notional Amount	Total
Futures Contracts Short	$(5,201,289)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
19

Notes to Financial Statements (Unaudited) (continued)
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.45% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.80%, Class C, 1.10%, Class I, 0.55% and Class Z, 0.74%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $333,870 and waived fees and/or reimbursed certain class specific expenses in the amount of $1,150 and paid the Subadvisor fees in the amount of $166,369.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class Z Plan, the Distributor receives a monthly fee from the Class Z shares at an annual rate of 0.15% of the average daily net assets of the
Class Z shares for distribution and/or service activities as designated by the Distributor. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  During the six-month period ended April 30, 2025, the Fund was advised that the Distributor did not retain any initial sales changes or CDSCs on repurchases of any shares within the Fund.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$171	$—
Class C	1,625	—
Class I	5,531	—
Class Z	18,025	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.

20	NYLI MacKay Arizona Muni Fund

(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$24,984	1.8%
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$147,405,337	$1,299,711	$(3,314,461)	$(2,014,750)
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $9,781,024, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$3,369	$6,412
During the period from April 1, 2024 through October 31, 2024 and the year ended March 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024(a)	2024
Distributions paid from:
Ordinary Income	$126,835	$445,126
Exempt Interest Dividends	2,614,157	5,067,649
Total	$2,740,992	$5,512,775

(a)	The Fund changed its fiscal year end from March 31 to October 31.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $39,164 and $43,721, respectively.
21

Notes to Financial Statements (Unaudited) (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025, the period April 1, 2024 through October 31, 2024, and the year ended March 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	112,752	$1,098,614
Shares issued to shareholders in reinvestment of distributions	1,728	16,746
Net increase (decrease)	114,480	$1,115,360
Period ended October 31, 2024:(a)
Shares sold	28,095	$275,999
Shares issued to shareholders in reinvestment of distributions	134	1,315
Net increase (decrease)	28,229	$277,314

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	6,359	$62,500
Shares issued to shareholders in reinvestment of distributions	1,388	13,471
Shares redeemed	(37,361)	(361,806)
Net increase (decrease)	(29,614)	$(285,835)
Period ended October 31, 2024:(b)
Shares sold	1,294	$12,718
Shares issued to shareholders in reinvestment of distributions	1,559	15,170
Shares redeemed	(59,467)	(577,683)
Net increase (decrease)	(56,614)	$(549,795)
Year ended March 31, 2024:
Shares sold	14,455	$139,067
Shares issued to shareholders in reinvestment of distributions	3,475	33,725
Shares redeemed	(73,926)	(723,901)
Net increase (decrease)	(55,996)	$(551,109)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	361,698	$3,513,001
Shares issued to shareholders in reinvestment of distributions	57,446	558,548
Shares redeemed	(633,516)	(6,184,941)
Net increase (decrease) in shares outstanding before conversion	(214,372)	(2,113,392)
Shares converted into Class I (See Note 1)	14,917	144,401
Net increase (decrease)	(199,455)	$(1,968,991)
Period ended October 31, 2024:(b)(c)
Shares sold	401,084	$3,907,763
Shares issued to shareholders in reinvestment of distributions	63,967	623,489
Shares redeemed	(1,278,091)	(12,430,469)
Net increase (decrease) in shares outstanding before conversion	(813,040)	(7,899,217)
Shares converted into Class I (See Note 1)	51,728	504,344
Net increase (decrease)	(761,312)	$(7,394,873)
Year ended March 31, 2024:
Shares sold	1,775,193	$17,236,958
Shares issued to shareholders in reinvestment of distributions	125,793	1,222,765
Shares redeemed	(2,265,084)	(21,874,519)
Net increase (decrease)	(364,098)	$(3,414,796)

22	NYLI MacKay Arizona Muni Fund

Class Z	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	149,685	$1,447,236
Shares issued to shareholders in reinvestment of distributions	170,194	1,653,271
Shares redeemed	(1,389,782)	(13,502,478)
Net increase (decrease) in shares outstanding before conversion	(1,069,903)	(10,401,971)
Shares converted from Class Z (See Note 1)	(14,917)	(144,401)
Net increase (decrease)	(1,084,820)	$(10,546,372)
Period ended October 31, 2024:(b)(d)
Shares sold	249,132	$2,429,093
Shares issued to shareholders in reinvestment of distributions	180,124	1,754,761
Shares redeemed	(2,019,471)	(19,637,766)
Net increase (decrease) in shares outstanding before conversion	(1,590,215)	(15,453,912)
Shares converted from Class Z (See Note 1)	(51,728)	(504,344)
Net increase (decrease)	(1,641,943)	$(15,958,256)
Year ended March 31, 2024:
Shares sold	720,353	$7,055,349
Shares issued to shareholders in reinvestment of distributions	339,960	3,301,350
Shares redeemed	(2,966,075)	(28,833,178)
Net increase (decrease)	(1,905,762)	$(18,476,479)

(a)	The inception date of the class was July 22, 2024.
(b)	The Fund changed its fiscal year end from March 31 to October 31.
(c)	Class Y shares of the Predecessor Fund converted to Class I shares of the Fund effective at the close of business on July 19, 2024.
(d)	Class A shares of the Predecessor Fund converted to Class Z shares of the Fund effective at the close of business on July 19, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
24

NYLI MacKay Colorado Muni Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 98.8%
Long-Term Municipal Bonds 97.9%
Certificate of Participation/Lease 14.5%
Adams County School District No. 1, Certificate of Participation
Insured: BAM
5.00%, due 12/1/36	$ 1,335,000	$ 1,429,816
City & County of Denver, Convention Expansion Project, Certificate of Participation
Series A
5.00%, due 6/1/30	1,500,000	1,522,834
City of Fort Lupton, Certificate of Participation
5.00%, due 12/1/33	500,000	530,319
City of Westminster, Municipal Courthouse Project, Certificate of Participation
5.00%, due 12/1/37	500,000	536,470
Colorado Higher Education, Certificate of Participation
Series A
5.00%, due 11/1/26	1,690,000	1,736,117
County of Adams, Certificate of Participation
5.00%, due 12/1/43	1,500,000	1,586,300
Foothills Park & Recreation District, Certificate of Participation
Insured: AGM
5.00%, due 12/1/26	1,380,000	1,394,489
Rangeview Library District, Certificate of Participation
Insured: AGM
5.00%, due 12/15/27	1,515,000	1,531,810
Regional Transportation District, Certificate of Participation
Series A
5.00%, due 6/1/26	2,000,000	2,002,367
5.00%, due 6/1/40	1,500,000	1,622,079
Town of Silverthorne, Certificate of Participation
5.00%, due 12/1/44	1,000,000	1,047,325
Town of Telluride, Certificate of Participation
5.00%, due 12/1/43	945,000	980,531
		15,920,457
	Principal Amount	Value

Education 5.5%
Colorado Educational & Cultural Facilities Authority, New Summit Academy, Revenue Bonds
Series A
4.00%, due 7/1/31 (a)	$ 500,000	$ 469,597
Colorado Educational & Cultural Facilities Authority, Skyview Academy, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.00%, due 7/1/44	1,500,000	1,349,028
Series A, Insured: BAM Moral Obligation
5.00%, due 7/1/38	330,000	345,648
Colorado Educational & Cultural Facilities Authority, University of Denver, Revenue Bonds
Insured: NATL-RE
5.25%, due 3/1/26	1,000,000	1,016,724
Colorado School of Mines, Revenue Bonds
Series C
5.00%, due 12/1/38	700,000	747,778
Series A, Insured: State Higher Education Intercept Program
5.00%, due 12/1/43	1,000,000	1,047,393
University of Northern Colorado, Revenue Bonds
Series A, Insured: State Higher Education Intercept Program
5.00%, due 6/1/25	1,000,000	1,000,912
		5,977,080
General 0.4%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	761,723	467,508
General Obligation 30.0%
Adams 12 Five Star Schools, Unlimited General Obligation
Series B, Insured: State Aid Withholding
5.00%, due 12/15/29	1,000,000	1,023,041
Insured: State Aid Withholding
5.25%, due 12/15/43	2,500,000	2,728,248
Insured: State Aid Withholding
5.50%, due 12/15/31	1,000,000	1,076,220

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Adams County School District No. 14, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/34	$ 1,250,000	$ 1,400,911
Insured: State Aid Withholding
5.50%, due 12/1/35	1,230,000	1,418,357
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/15/42	2,000,000	2,175,633
Arapahoe County Water & Wastewater Public Improvement District, Unlimited General Obligation
5.00%, due 12/1/25	1,020,000	1,021,618
Basalt & Rural Fire Protection District, Unlimited General Obligation
Series A
5.00%, due 12/1/40	750,000	803,503
Baseline Metropolitan District No. 1, Unlimited General Obligation
Series A, Insured: AGC
4.25%, due 12/1/54	1,000,000	921,414
Series A, Insured: AGC
5.00%, due 12/1/32	1,050,000	1,134,427
Boulder Larimer & Weld Counties, St. Vrain Valley School District Re-1J, Unlimited General Obligation
Series C, Insured: State Aid Withholding
5.00%, due 12/15/28	2,000,000	2,058,815
Canyons Metropolitan District No. 5, Limited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/49	1,000,000	1,002,188
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	1,027,428	615,173
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	1,370,000	1,167,737
Denver City & County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 12/1/43	1,350,000	1,056,451
	Principal Amount	Value

General Obligation (continued)
Denver City & County School District No. 1, Unlimited General Obligation (continued)
Series C, Insured: State Aid Withholding
5.50%, due 12/1/47	$ 2,000,000	$ 2,171,700
Gunnison Watershed School District No. Re-1J, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/40	1,100,000	1,176,578
Larimer Weld & Boulder County School District R-2J, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/15/35	2,000,000	2,083,845
Mesa County School District No. 50, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/42	370,000	385,723
Mirabelle Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A, Insured: AGC
5.00%, due 12/1/34	300,000	318,837
Series A, Insured: AGC
5.00%, due 12/1/36	600,000	632,344
Series A, Insured: AGC
5.00%, due 12/1/38	840,000	879,168
Palisade Park West Metropolitan District, Limited General Obligation, Senior Lien
Series A, Insured: BAM
5.00%, due 12/1/44	650,000	669,272
Raindance Metropolitan District No. 2, Limited General Obligation
Insured: BAM
5.00%, due 12/1/39	1,250,000	1,294,366
STC Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A-1, Insured: AGC
5.00%, due 12/1/27	1,760,000	1,818,017
Weld County School District No. RE-4, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/39	1,655,000	1,775,573
		32,809,159

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Colorado Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hospital 7.0%
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A
4.00%, due 11/15/46	$ 1,000,000	$ 903,815
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A
5.25%, due 11/1/35	1,200,000	1,294,486
Series A
5.50%, due 11/1/47	1,500,000	1,561,793
Colorado Health Facilities Authority, Intermountain Healthcare, Inc., Revenue Bonds
Series A
5.00%, due 5/15/45	1,690,000	1,744,743
Colorado Health Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/28	1,000,000	1,054,114
Colorado Health Facilities Authority, SCL Health System, Revenue Bonds
Series A
4.00%, due 1/1/36	1,100,000	1,066,365
		7,625,316
Other Revenue 28.6%
City & County of Denver, Pledged Excise Tax, Revenue Bonds
Series A
4.00%, due 8/1/36	1,000,000	1,010,496
Series A
5.00%, due 8/1/42	2,000,000	2,016,272
City of Colorado Springs, Utilities System, Revenue Bonds
Series B
5.00%, due 11/15/38	1,000,000	1,089,259
Series A
5.00%, due 11/15/39	1,000,000	1,083,203
Series B
5.00%, due 11/15/39	1,000,000	1,083,203
City of Fort Collins, Electric Utility Enterprise, Revenue Bonds
5.00%, due 12/1/37	2,240,000	2,411,823
	Principal Amount	Value

Other Revenue (continued)
Colorado Housing and Finance Authority, Revenue Bonds
Series B
3.75%, due 5/1/50	$ 1,065,000	$ 1,062,147
Series K, Insured: GNMA
3.875%, due 5/1/50	1,000,000	999,927
Series C-1
4.45%, due 10/1/44	1,250,000	1,240,523
Series C-1
4.60%, due 10/1/49	1,200,000	1,178,083
Colorado Housing and Finance Authority, Fitz Affordable Owner LLC, Revenue Bonds
Series A, Insured: FNMA
4.48%, due 3/1/44	2,000,000	1,947,938
Colorado Housing and Finance Authority, Sustainable Bonds, Revenue Bonds
Series B, Class 1, Insured: GNMA
3.25%, due 5/1/52	1,000,000	980,988
Denver Urban Renewal Authority, Stapleton Urban Redevelopment Area, Tax Allocation, Senior Lien
Series A-1
5.00%, due 12/1/25	2,600,000	2,604,676
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	157,957	152,685
Gunnison County Housing Authority, Whetstone Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 6/1/31	595,000	637,147
Insured: BAM
5.00%, due 6/1/32	625,000	672,482
Insured: BAM
5.00%, due 6/1/33	985,000	1,062,126
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	1,280,000	1,266,489
Midcities Metropolitan District No. 2, Revenue Bonds
Insured: AGM
5.00%, due 12/1/31	2,365,000	2,538,092
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 12/1/35	1,475,000	1,447,219
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Public Authority for Colorado Energy, Revenue Bonds
6.50%, due 11/15/38	$ 2,000,000	$ 2,337,121
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	1,495,000	1,405,725
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
4.55%, due 7/1/40	439,000	414,987
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	685,000	655,027
		31,297,638
Transportation 8.7%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series B
5.00%, due 10/1/39	125,000	131,180
Series A
5.25%, due 10/1/41 (b)	200,000	205,771
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
4.25%, due 11/15/31	2,800,000	2,800,149
Series A
5.00%, due 12/1/37	2,500,000	2,533,950
Colorado Bridge & Tunnel Enterprise, Revenue Bonds, Senior Lien
Series A, Insured: AGC
5.00%, due 12/1/37	1,050,000	1,143,394
Series A, Insured: AGC
5.25%, due 12/1/39	1,000,000	1,094,240
E-470 Public Highway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 9/1/35	1,500,000	1,589,865
		9,498,549
Water & Sewer 3.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
4.00%, due 7/1/42 (a)	850,000	731,823
	Principal Amount	Value

Water & Sewer (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 7/1/42 (a)	$ 355,000	$ 305,282
Snake River Water District, Revenue Bonds
Insured: BAM
5.00%, due 3/1/39	2,000,000	2,129,762
Town of Bennett, Wastewater, Revenue Bonds
Insured: AGC
5.00%, due 12/1/44	375,000	393,046
		3,559,913
Total Long-Term Municipal Bonds (Cost $109,173,410)		107,155,620
Short-Term Municipal Notes 0.9%
Hospital 0.9%
Colorado Health Facilities Authority, Intermountain Healthcare, Inc., Revenue Bonds (c)
Series D
2.35%, due 5/15/64	300,000	300,000
Series E
2.50%, due 5/15/64	700,000	700,000
		1,000,000
Total Short-Term Municipal Notes (Cost $1,000,000)		1,000,000
Total Municipal Bonds (Cost $110,173,410)		108,155,620

	Shares
Short-Term Investment 5.6%
Unaffiliated Investment Company 5.6%
Dreyfus Government Cash Management - Institutional Shares, 4.237% (d)	6,160,008	6,160,008
Total Short-Term Investment (Cost $6,160,008)		6,160,008
Total Investments (Cost $116,333,418)	104.4%	114,315,628
Other Assets, Less Liabilities	(4.4)	(4,829,829)
Net Assets	100.0%	$ 109,485,799

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Colorado Muni Fund

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(d)	Current yield as of April 30, 2025.
Futures Contracts
As of April 30, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(40)	June 2025	$ (4,505,532)	$ (4,589,375)	$ (83,843)
U.S. Treasury Long Bonds	(15)	June 2025	(1,786,691)	(1,749,375)	37,316
Net Unrealized Depreciation					$ (46,527)

1.	As of April 30, 2025, cash in the amount of $157,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2025.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 107,155,620	$ —	$ 107,155,620
Short-Term Municipal Notes	—	1,000,000	—	1,000,000
Total Municipal Bonds	—	108,155,620	—	108,155,620
Short-Term Investment
Unaffiliated Investment Company	6,160,008	—	—	6,160,008
Total Investments in Securities	6,160,008	108,155,620	—	114,315,628
Other Financial Instruments
Futures Contracts (b)	37,316	—	—	37,316
Total Investments in Securities and Other Financial Instruments	$ 6,197,324	$ 108,155,620	$ —	$ 114,352,944
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (83,843)	$ —	$ —	$ (83,843)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Colorado Muni Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (identified cost $116,333,418)	$114,315,628
Cash collateral on deposit at broker for futures contracts	157,500
Receivables:
Investment securities sold	2,173,320
Interest	1,672,855
Variation margin on futures contracts	7,812
Fund shares sold	3,856
Other assets	7,681
Total assets	118,338,652
Liabilities
Payables:
Investment securities purchased	8,510,424
Fund shares redeemed	178,030
Professional fees	48,807
Manager (See Note 3)	40,152
Custodian	10,430
Transfer agent (See Note 3)	7,935
NYLIFE Distributors (See Note 3)	5,364
Shareholder communication	1,056
Trustees	465
Accrued expenses	7,504
Distributions payable	42,686
Total liabilities	8,852,853
Net assets	$109,485,799
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$11,533
Additional paid-in-capital	123,093,504
123,105,037
Total distributable earnings (loss)	(13,619,238)
Net assets	$109,485,799
Class A
Net assets applicable to outstanding shares	$59,516
Shares of beneficial interest outstanding	6,272
Net asset value per share outstanding	$9.49
Maximum sales charge (3.00% of offering price)	0.29
Maximum offering price per share outstanding	$9.78
Class C
Net assets applicable to outstanding shares	$920,401
Shares of beneficial interest outstanding	97,297
Net asset value and offering price per share outstanding	$9.46
Class I
Net assets applicable to outstanding shares	$28,098,146
Shares of beneficial interest outstanding	2,954,882
Net asset value and offering price per share outstanding	$9.51
Class Z
Net assets applicable to outstanding shares	$80,407,736
Shares of beneficial interest outstanding	8,474,970
Net asset value per share outstanding	$9.49
Maximum sales charge (3.00% of offering price)	0.29
Maximum offering price per share outstanding	$9.78

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$2,169,735
Expenses
Manager (See Note 3)	253,258
Distribution/Service—Class A (See Note 3)	70
Distribution/Service—Class C (See Note 3)	2,462
Distribution/Service—Class Z (See Note 3)	31,565
Professional fees	24,460
Transfer agent (See Note 3)	23,509
Registration	9,939
Custodian	6,147
Shareholder communication	2,559
Trustees	974
Miscellaneous	497
Total expenses before waiver/reimbursement	355,440
Expense waiver/reimbursement from Manager (See Note 3)	(3,479)
Net expenses	351,961
Net investment income (loss)	1,817,774
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(900,914)
Futures transactions	344,370
Net realized gain (loss)	(556,544)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(1,812,925)
Futures contracts	(203,310)
Net change in unrealized appreciation (depreciation)	(2,016,235)
Net realized and unrealized gain (loss)	(2,572,779)
Net increase (decrease) in net assets resulting from operations	$(755,005)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Colorado Muni Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited), the period April 1, 2024 through October 31, 2024 and the year ended March 31, 2024
	Six months ended April 30, 2025	Period April 1, 2024 through October 31, 2024(a)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,817,774	$1,980,368	$3,543,867
Net realized gain (loss)	(556,544)	(421,976)	(2,772,478)
Net change in unrealized appreciation (depreciation)	(2,016,235)	(637,846)	1,125,068
Net increase (decrease) in net assets resulting from operations	(755,005)	920,546	1,896,457
Distributions to shareholders:
Class A	(876)	(254)	—
Class C	(14,197)	(15,440)	(24,562)
Class I	(464,712)	(476,968)	(817,700)
Class Z	(1,399,427)	(1,629,616)	(2,697,336)
Total distributions to shareholders	(1,879,212)	(2,122,278)	(3,539,598)
Capital share transactions:
Net proceeds from sales of shares	5,287,860	6,352,433	9,398,224
Net asset value of shares issued to shareholders in reinvestment of distributions	1,607,065	1,833,953	3,017,176
Cost of shares redeemed	(13,298,009)	(24,532,566)	(51,721,216)
Increase (decrease) in net assets derived from capital share transactions	(6,403,084)	(16,346,180)	(39,305,816)
Net increase (decrease) in net assets	(9,037,301)	(17,547,912)	(40,948,957)
Net Assets
Beginning of period	118,523,100	136,071,012	177,019,969
End of period	$109,485,799	$118,523,100	$136,071,012

(a)	The Fund changed its fiscal year end from March 31 to October 31.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	July 22, 2024^ through October 31,
Class A	2025*	2024
Net asset value at beginning of period	$9.72	$9.77
Net investment income (loss) (a)	0.15	0.08
Net realized and unrealized gain (loss)	(0.23)	(0.04)
Total from investment operations	(0.08)	0.04
Less distributions:
From net investment income	(0.15)	(0.09)
Net asset value at end of period	$9.49	$9.72
Total investment return (b)	(0.83)%	0.39%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	3.05%	2.81%
Net expenses††(c)	0.80%	0.80%
Expenses (before waiver/reimbursement)††(c)	0.82%	1.02%
Portfolio turnover rate	52%(d)	33%
Net assets at end of period (in 000’s)	$60	$35

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Six months ended April 30,	April 1, 2024 through October 31,	Year Ended March 31,
Class C	2025*	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.69	$9.78	$9.85	$9.97	$10.62	$10.54	$10.44
Net investment income (loss) (b)	0.13	0.11	0.13	0.09	0.06	0.08	0.12
Net realized and unrealized gain (loss)	(0.22)	(0.07)	(0.06)	(0.12)	(0.65)	0.08	0.10
Total from investment operations	(0.09)	0.04	0.07	(0.03)	(0.59)	0.16	0.22
Less distributions:
From net investment income	(0.14)	(0.13)	(0.14)	(0.09)	(0.06)	(0.08)	(0.12)
Net asset value at end of period	$9.46	$9.69	$9.78	$9.85	$9.97	$10.62	$10.54
Total investment return	(0.97)%(c)	0.36%(c)	0.68%	(0.30)%	(5.58)%	1.51%	2.06%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.77%††	1.96%††	1.36%	0.89%	0.58%	0.75%	1.09%
Net expenses	1.10%††(d)	1.54%††(d)	1.72%	1.67%	1.63%	1.64%	1.66%
Expenses (before waiver/reimbursement)	1.33%††(d)	1.66%††(d)	1.74%	1.69%	1.65%	1.66%	1.68%
Portfolio turnover rate	52%(e)	33%	31%	12%	14%	7%	13%
Net assets at end of period (in 000's)	$920	$1,064	$1,388	$2,464	$4,466	$6,678	$8,268

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Colorado Muni Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	April 1, 2024 through October 31,	Year Ended March 31,
Class I	2025*	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.74	$9.83	$9.90	$10.01	$10.66	$10.58	$10.49
Net investment income (loss) (b)	0.16	0.16	0.23	0.19	0.17	0.19	0.22
Net realized and unrealized gain (loss)	(0.23)	(0.07)	(0.07)	(0.11)	(0.65)	0.08	0.09
Total from investment operations	(0.07)	0.09	0.16	0.08	(0.48)	0.27	0.31
Less distributions:
From net investment income	(0.16)	(0.18)	(0.23)	(0.19)	(0.17)	(0.19)	(0.22)
Net asset value at end of period	$9.51	$9.74	$9.83	$9.90	$10.01	$10.66	$10.58
Total investment return	(0.70)%(c)	0.82%(c)	1.70%	0.82%	(4.60)%	2.53%	2.98%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.30%††	2.76%††	2.37%	1.89%	1.58%	1.74%	2.09%
Net expenses	0.55%††(d)	0.73%††(d)	0.72%	0.67%	0.63%	0.64%	0.66%
Expenses (before waiver/reimbursement)	0.57%††(d)	0.84%††(d)	0.74%	0.69%	0.65%	0.66%	0.68%
Portfolio turnover rate	52%(e)	33%	31%	12%	14%	7%	13%
Net assets at end of period (in 000's)	$28,098	$26,976	$29,186	$43,108	$77,121	$95,904	$71,673

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	April 1, 2024 through October 31,	Year Ended March 31,
Class Z	2025*	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.72	$9.81	$9.87	$9.99	$10.64	$10.56	$10.46
Net investment income (loss) (b)	0.15	0.15	0.23	0.18	0.16	0.18	0.22
Net realized and unrealized gain (loss)	(0.22)	(0.07)	(0.06)	(0.12)	(0.65)	0.08	0.10
Total from investment operations	(0.07)	0.08	0.17	0.06	(0.49)	0.26	0.32
Less distributions:
From net investment income	(0.16)	(0.17)	(0.23)	(0.18)	(0.16)	(0.18)	(0.22)
Net asset value at end of period	$9.49	$9.72	$9.81	$9.87	$9.99	$10.64	$10.56
Total investment return	(0.75)%(c)	0.74%(c)	1.74%	0.65%	(4.67)%	2.48%	3.03%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.21%††	2.63%††	2.33%	1.85%	1.52%	1.69%	2.04%
Net expenses	0.64%††(d)	0.87%††(d)	0.78%	0.72%	0.69%	0.69%	0.71%
Expenses (before waiver/reimbursement)	0.64%††(d)	0.91%††(d)	0.80%	0.74%	0.71%	0.71%	0.73%
Portfolio turnover rate	52%(e)	33%	31%	12%	14%	7%	13%
Net assets at end of period (in 000's)	$80,408	$90,448	$105,497	$131,448	$153,537	$179,091	$185,944

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Colorado Muni Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Colorado Muni Fund (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Aquila Tax-Free Fund of Colorado (the “Predecessor Fund"), which was a series of a different registered investment company for which Aquila Investment Management LLC ("Aquila"), served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization effective as of the close of business on July 19, 2024. Upon completion of the reorganization, the Class Z, Class C and Class I shares of the Fund assumed the performance, financial and other information of the Class A, Class C and Class Y shares, respectively, of the Predecessor Fund. All information provided for periods prior to the close of business on July 19, 2024, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	July 22, 2024
Class C	April 30, 1996
Class I	April 30, 1996
Class Z	May 21, 1987
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter eight years after the date they were purchased. Class Z shares are generally only available to existing holders of Class Z shares of the Fund. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Class Z shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and Colorado income taxes.
Effective at the close of business on July 19, 2024, the Fund changed its fiscal and tax year end from March 31 to October 31.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation

15

Notes to Financial Statements (Unaudited) (continued)
methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.

16	NYLI MacKay Colorado Muni Fund

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of
17

Notes to Financial Statements (Unaudited) (continued)
shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico as of April 30, 2025, that represent 4.81% of the Fund’s net assets, of which none are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto

18	NYLI MacKay Colorado Muni Fund

Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(J) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of April 30, 2025:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$37,316	$37,316
Total Fair Value	$37,316	$37,316

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(83,843)	$(83,843)
Total Fair Value	$(83,843)	$(83,843)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$344,370	$344,370
Total Net Realized Gain (Loss)	$344,370	$344,370

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$(203,310)	$(203,310)
Total Net Change in Unrealized Appreciation (Depreciation)	$(203,310)	$(203,310)

Average Notional Amount	Total
Futures Contracts Short	$(5,855,638)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.45% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses)
19

Notes to Financial Statements (Unaudited) (continued)
do not exceed the following percentages of average daily net assets: Class A, 0.80%, Class C, 1.10%, Class I, 0.55% and Class Z, 0.785%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $253,258 and waived fees and/or reimbursed certain class specific expenses in the amount of $3,479 and paid the Subadvisor fees in the amount of $124,896.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class Z Plan, the Distributor receives a monthly fee from the Class Z shares at an annual rate of 0.075% of the average daily net assets of the Class Z shares for distribution and/or service activities as designated by the Distributor. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges. The Fund was advised that the Distributor retained CDSCs on redemptions of Class C shares during the six-month period ended April 30, 2025, of $3.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$11	$—
Class C	1,490	—
Class I	5,411	—
Class Z	16,597	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$24,815	41.7%

20	NYLI MacKay Colorado Muni Fund

Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$116,289,681	$335,581	$(2,309,634)	$(1,974,053)
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $10,681,165, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$4,009	$6,672
During the period from April 1, 2024 through October 31, 2024 and the year ended March 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024(a)	2024
Distributions paid from:
Ordinary Income	$6,880	$190,018
Exempt Interest Dividends	2,115,398	3,349,580
Total	$2,122,278	$3,539,598

(a)	The Fund changed its fiscal year end from March 31 to October 31.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $57,074 and $56,742, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025, the period April 1, 2024 through October 31, 2024, and the year ended March 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	2,604	$25,501
Shares issued to shareholders in reinvestment of distributions	77	746
Net increase (decrease)	2,681	$26,247
Period ended October 31, 2024:(a)
Shares sold	3,564	$34,920
Shares issued to shareholders in reinvestment of distributions	26	253
Net increase (decrease) in shares outstanding before conversion	3,590	35,173
Shares converted into Class A (See Note 1)	1	12
Net increase (decrease)	3,591	$35,185

21

Notes to Financial Statements (Unaudited) (continued)
Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	62	$600
Shares issued to shareholders in reinvestment of distributions	1,467	14,163
Shares redeemed	(14,050)	(135,470)
Net increase (decrease)	(12,521)	$(120,707)
Period ended October 31, 2024:(b)
Shares sold	420	$4,079
Shares issued to shareholders in reinvestment of distributions	1,527	14,849
Shares redeemed	(34,041)	(331,318)
Net increase (decrease) in shares outstanding before conversion	(32,094)	(312,390)
Shares converted from Class C (See Note 1)	(1)	(12)
Net increase (decrease)	(32,095)	$(312,402)
Year ended March 31, 2024:
Shares sold	9,864	$96,619
Shares issued to shareholders in reinvestment of distributions	2,454	23,809
Shares redeemed	(120,669)	(1,170,650)
Net increase (decrease)	(108,351)	$(1,050,222)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	530,178	$5,105,500
Shares issued to shareholders in reinvestment of distributions	39,104	379,296
Shares redeemed	(432,624)	(4,176,327)
Net increase (decrease) in shares outstanding before conversion	136,658	1,308,469
Shares converted into Class I (See Note 1)	48,231	466,953
Net increase (decrease)	184,889	$1,775,422
Period ended October 31, 2024:(b)(c)
Shares sold	559,114	$5,481,118
Shares issued to shareholders in reinvestment of distributions	42,233	412,584
Shares redeemed	(799,840)	(7,823,683)
Net increase (decrease)	(198,493)	$(1,929,981)
Year ended March 31, 2024:
Shares sold	653,211	$6,390,172
Shares issued to shareholders in reinvestment of distributions	70,674	689,422
Shares redeemed	(2,111,536)	(20,564,049)
Net increase (decrease)	(1,387,651)	$(13,484,455)

Class Z	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	16,049	$156,259
Shares issued to shareholders in reinvestment of distributions	125,291	1,212,860
Shares redeemed	(926,231)	(8,986,212)
Net increase (decrease) in shares outstanding before conversion	(784,891)	(7,617,093)
Shares converted from Class Z (See Note 1)	(48,331)	(466,953)
Net increase (decrease)	(833,222)	$(8,084,046)
Period ended October 31, 2024:(b)(d)
Shares sold	85,383	$832,316
Shares issued to shareholders in reinvestment of distributions	144,276	1,406,267
Shares redeemed	(1,676,055)	(16,377,565)
Net increase (decrease)	(1,446,396)	$(14,138,982)
Year ended March 31, 2024:
Shares sold	298,605	$2,911,433
Shares issued to shareholders in reinvestment of distributions	236,757	2,303,945
Shares redeemed	(3,093,283)	(29,986,517)
Net increase (decrease)	(2,557,921)	$(24,771,139)

(a)	The inception date of the class was July 22, 2024.
(b)	The Fund changed its fiscal year end from March 31 to October 31.
(c)	Class Y shares of the Predecessor Fund converted to Class I shares of the Fund effective at the close of business on July 19, 2024.
(d)	Class A shares of the Predecessor Fund converted to Class Z shares of the Fund effective at the close of business on July 19, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.

22	NYLI MacKay Colorado Muni Fund

Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
24

NYLI MacKay Oregon Muni Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 98.9%
Long-Term Municipal Bonds 98.9%
Education 0.4%
Oregon State Facilities Authority, Reed Institute Project, Revenue Bonds
Series A
4.00%, due 7/1/31	$ 1,135,000	$ 1,157,824
General 1.9%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	2,019,242	1,239,309
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax, Revenue Bonds, Senior Lien
Series A
5.00%, due 9/1/30	3,975,000	4,079,456
		5,318,765
General Obligation 54.4%
Bend Metropolitan Park & Recreation District, Unlimited General Obligation
4.00%, due 6/1/27	1,430,000	1,430,395
Benton & Linn Counties Consolidated School District No. 509J & 509A, Corvallis, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/31	2,000,000	2,081,464
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,615,000	1,677,334
Blue Mountain Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/27	970,000	970,873
Chemeketa Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/25	2,000,000	2,011,114
City of Cannon Beach, Unlimited General Obligation
5.00%, due 6/1/49	750,000	774,461
City of Lebanon, Unlimited General Obligation
5.00%, due 6/1/25	1,165,000	1,166,201
City of Molalla, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 6/1/49	2,280,000	2,142,988
	Principal Amount	Value

General Obligation (continued)
City of Redmond, Limited General Obligation
Series B-1
5.00%, due 6/1/34	$ 1,140,000	$ 1,184,864
Clackamas & Washington Counties School District No. 3, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/26	3,500,000	3,506,530
Insured: School Bond Guaranty
5.00%, due 6/15/28	1,115,000	1,117,080
Clackamas Community College District, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/27	1,405,000	1,407,621
Clackamas County School District No. 12, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/32	1,100,000	1,147,408
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/37	3,000,000	3,057,550
Clackamas County School District No. 12, North Clackamas, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/41	6,000,000	2,566,853
Clackamas County School District No. 35, Molalla River, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/42	1,000,000	1,065,216
Insured: School Bond Guaranty
5.00%, due 6/15/43	1,000,000	1,059,130
Insured: School Bond Guaranty
5.00%, due 6/15/44	750,000	790,436
Clatsop County School District No. 1C, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,215,000	1,290,165
Clatsop County School District No. 30, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	1,590,000	1,694,748

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Clatsop County School District No. 30, Unlimited General Obligation (continued)
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/32	$ 1,000,000	$ 1,063,845
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/34	1,115,000	1,180,526
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	2,862,714	1,714,050
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	3,742,000	3,189,542
Coos County School District No. 9, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/32	1,035,000	1,074,948
Corbett Fire District No. 14, Unlimited General Obligation
Insured: AGM
5.00%, due 6/15/39	400,000	414,569
County of Benton, Limited General Obligation
5.00%, due 6/1/39	500,000	535,868
Curry County School District No. 1, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/39	500,000	528,747
Curry Health District, Unlimited General Obligation
5.00%, due 6/15/35	495,000	519,990
5.00%, due 6/15/36	520,000	543,258
Deschutes County Administrative School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/29	1,000,000	979,978
Insured: School Bond Guaranty
4.00%, due 6/15/30	3,000,000	3,040,627
Insured: School Bond Guaranty
4.00%, due 6/15/45	5,000,000	4,773,278
	Principal Amount	Value

General Obligation (continued)
Hillsboro School District No. 1J, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/40	$ 980,000	$ 968,938
Insured: School Bond Guaranty
5.00%, due 6/15/30	3,105,000	3,197,718
Insured: School Bond Guaranty
5.00%, due 6/15/31	4,010,000	4,122,291
Insured: School Bond Guaranty
5.00%, due 6/15/34	2,000,000	2,045,727
Jackson County School District No. 5, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/33	1,620,000	1,709,663
Insured: School Bond Guaranty
5.00%, due 6/15/42	5,970,000	6,111,274
Jackson County School District No. 5, Ashland, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/43	2,000,000	2,042,284
Lane County School District No. 4J, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/35	1,105,000	1,111,486
Lebanon Rural Fire Protection District, Unlimited General Obligation
Insured: BAM
5.00%, due 6/15/40	560,000	579,218
Linn & Benton Counties School District No. 8J, Greater Albany, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/30	1,000,000	1,034,005
Insured: School Bond Guaranty
5.00%, due 6/15/32	2,035,000	2,099,557
Linn Benton Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/1/27	1,520,000	1,521,894
Marion & Linn Counties School District No. 29J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/32	1,160,000	1,259,093
Marion County School District No. 1, Gervais, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/42	1,250,000	1,326,639

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Oregon Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Marion County School District No. 103, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/28	$ 1,000,000	$ 1,001,990
Metro, Unlimited General Obligation
Series A
4.00%, due 6/1/26	1,305,000	1,305,708
Series A
4.00%, due 6/1/33	2,390,000	2,450,353
5.00%, due 6/1/31	2,050,000	2,272,016
5.00%, due 6/1/35	3,025,000	3,449,459
Multnomah & Clackamas Counties School District No. 10JT, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/29	2,500,000	2,576,203
Multnomah County School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/37	1,735,000	1,510,454
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/26	2,970,000	2,977,139
Insured: School Bond Guaranty
5.00%, due 6/15/37	3,000,000	3,276,230
Multnomah County School District No. 7, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/27	1,500,000	1,502,750
Nehalem Bay Health District, Unlimited General Obligation
Series A
5.00%, due 6/15/44	2,655,000	2,727,266
Northwest Regional Education Service District, Unlimited General Obligation
5.00%, due 6/1/34	500,000	545,212
5.00%, due 6/1/37	600,000	643,468
Oregon City School District No. 62, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/27	210,000	196,271
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/28	200,000	180,758
	Principal Amount	Value

General Obligation (continued)
Oregon City School District No. 62, Unlimited General Obligation (continued)
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/29	$ 225,000	$ 196,361
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	1,310,000	1,363,359
Oregon Coast Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
(zero coupon), due 6/15/41 (a)	200,000	210,956
Insured: School Bond Guaranty
(zero coupon), due 6/15/42 (a)	400,000	419,011
Insured: School Bond Guaranty
(zero coupon), due 6/15/43 (a)	275,000	286,419
Insured: School Bond Guaranty
(zero coupon), due 6/15/44 (a)	375,000	388,641
Insured: School Bond Guaranty
(zero coupon), due 6/15/45 (a)	425,000	438,957
Insured: School Bond Guaranty
5.00%, due 6/15/25	1,770,000	1,771,082
Pacific Communities Health District, Unlimited General Obligation
5.00%, due 6/1/29	1,945,000	1,973,815
5.00%, due 6/1/30	2,060,000	2,089,422
Polk Marion & Benton Counties School District No. 13J, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 2/1/28	1,515,000	1,515,567
Portland Community College District, Unlimited General Obligation
5.00%, due 6/15/38	1,250,000	1,363,815
Redmond Area Park & Recreation District, Unlimited General Obligation
5.00%, due 6/15/38	660,000	708,591
Salem-Keizer School District No. 24J, Unlimited General Obligation (a)
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,135,000	1,222,508
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/33	1,000,000	1,073,432
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Salem-Keizer School District No. 24J, Unlimited General Obligation (a) (continued)
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/35	$ 2,000,000	$ 2,129,595
Santiam Canyon School District 129J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/39	1,200,000	1,248,873
State of Oregon, Unlimited General Obligation
Series A
5.00%, due 5/1/25	750,000	750,000
State of Oregon, Article XI-Q State Projects, Limited General Obligation
Series J
5.00%, due 11/1/39	1,605,000	1,747,027
State of Oregon, Article XI-Q State Projects, Unlimited General Obligation
Series A
5.00%, due 5/1/33	1,370,000	1,549,548
Series A
5.00%, due 5/1/37	2,300,000	2,520,963
Series A
5.00%, due 5/1/44	3,000,000	3,070,957
State of Oregon, Articles XI-M, XI-N, XI-P State Projects, Unlimited General Obligation
Series C
5.25%, due 6/1/44	1,500,000	1,631,002
State of Oregon, Higher Education, Unlimited General Obligation
Series O
5.00%, due 8/1/27	1,000,000	1,004,074
State of Oregon, Veterans Welfare, Limited General Obligation
Series I, Insured: AGM-CR
2.15%, due 12/1/34	2,000,000	1,634,701
Tillamook & Yamhill Counties School District No. 101, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	1,275,000	1,326,933
	Principal Amount	Value

General Obligation (continued)
Tillamook Bay Community College District, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/36	$ 1,000,000	$ 1,095,127
Umatilla Hospital District No. 1, Limited General Obligation
4.75%, due 6/1/43	2,390,000	2,216,176
Washington & Clackamas Counties School District No. 23J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/30	2,405,000	2,475,821
Washington & Multnomah Counties School District No. 48J, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/38	2,000,000	1,082,544
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/39	1,900,000	971,317
Washington Clackamas & Yamhill Counties School District No. 88J, Sherwood, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/29	2,785,000	2,869,890
Washington County School District No. 13, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/44	1,500,000	564,217
Washington County School District No. 15, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/37	625,000	677,069
		153,034,491
Hospital 7.6%
Medford Hospital Facilities Authority, Asante Health System Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/37	830,000	856,855

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Oregon Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hospital (continued)
Medford Hospital Facilities Authority, Asante Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 8/15/45	$ 1,600,000	$ 1,427,250
Series A
5.00%, due 8/15/33	500,000	528,435
Series A
5.00%, due 8/15/34	1,180,000	1,241,034
Oregon Health & Science University, Revenue Bonds
Series B-2
5.00%, due 7/1/46 (b)	4,945,000	5,307,392
Oregon Health & Science University, Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/34	1,400,000	1,415,639
Oregon State Facilities Authority, Legacy Health Project, Revenue Bonds
Series B
5.00%, due 6/1/30	2,255,000	2,404,906
Oregon State Facilities Authority, Samaritan Health Services, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 10/1/40	1,685,000	1,703,214
Salem Hospital Facility Authority, Salem Health Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/30	1,130,000	1,193,304
Salem Hospital Facility Authority, Salem Health Projects, Revenue Bonds
Series A
4.00%, due 5/15/41	3,000,000	2,694,561
Union County Hospital Facility Authority, Grande Ronde Hospital Project, Revenue Bonds
5.00%, due 7/1/47	1,000,000	982,539
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc., Revenue Bonds
5.00%, due 7/1/28	135,000	139,021
5.00%, due 7/1/29	175,000	181,157
5.00%, due 7/1/30	200,000	207,724
5.00%, due 7/1/31	665,000	693,927
5.00%, due 7/1/32	500,000	522,873
		21,499,831
	Principal Amount	Value

Other Revenue 15.9%
City of Eugene, City of Eugene OR Electric Utility System, Revenue Bonds
Series A
5.00%, due 8/1/30	$ 2,250,000	$ 2,289,179
Clackamas County Housing Authority, Easton Ridge LLC, Revenue Bonds
Series A
4.00%, due 9/1/27	1,000,000	1,000,160
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series ML-27, Insured: FHLMC
4.759%, due 8/25/41	2,994,663	3,101,627
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	440,185	425,495
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	3,630,000	3,591,684
Metro, Oregon Convention Center Hotel Project, Revenue Bonds
5.00%, due 6/15/31	750,000	771,157
Oregon State Business Development Commission, Intel Corp. Project, Revenue Bonds
Series 232
3.80%, due 12/1/40 (b)	6,000,000	6,020,150
Oregon State Lottery, Revenue Bonds
Series A
5.00%, due 4/1/29	1,000,000	1,073,027
Series A
5.00%, due 4/1/33	1,000,000	1,118,950
Series A, Insured: Moral Obligation
5.00%, due 4/1/41	1,300,000	1,397,618
Series A
5.25%, due 4/1/42	2,150,000	2,352,438
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	4,212,000	3,960,477
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
4.55%, due 7/1/40	1,238,000	1,170,281
State of Oregon, Housing & Community Services Department, Revenue Bonds
Series A
3.50%, due 1/1/51	2,815,000	2,787,157
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
State of Oregon, Housing & Community Services Department, Revenue Bonds (continued)
Series A
4.00%, due 7/1/51	$ 5,075,000	$ 5,059,711
Territory of Guam, Revenue Bonds
Series F
5.00%, due 1/1/30	1,000,000	1,042,599
Series F
5.00%, due 1/1/31	1,000,000	1,050,044
Warm Springs Reservation Confederated Tribe, Pelton-Round Butte Project, Revenue Bonds (c)
Series B
5.00%, due 11/1/32	1,000,000	1,057,369
Series B
5.00%, due 11/1/34	1,200,000	1,261,220
Series B
5.00%, due 11/1/36	500,000	521,570
Series B
5.00%, due 11/1/39	3,410,000	3,532,553
		44,584,466
Transportation 10.3%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series B
5.00%, due 10/1/40	100,000	104,262
Series B
5.00%, due 10/1/41	150,000	154,841
Series A
5.25%, due 10/1/39 (d)	200,000	207,916
Port of Portland, Airport, Revenue Bonds (d)
Series 27-A
5.00%, due 7/1/35	4,290,000	4,450,409
Series 30-A
5.00%, due 7/1/36	1,000,000	1,058,630
Series 30-A
5.25%, due 7/1/45	8,000,000	8,236,540
State of Oregon, Department of Transportation, Revenue Bonds, Sub. Lien
Series A
5.00%, due 11/15/37	900,000	956,521
Series A
5.00%, due 11/15/39	4,500,000	4,858,910
	Principal Amount	Value

Transportation (continued)
State of Oregon, Department of Transportation, Revenue Bonds, Sub. Lien (continued)
Series A
5.00%, due 11/15/41	$ 1,355,000	$ 1,449,139
Series A
5.00%, due 11/15/42	2,075,000	2,205,207
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds
Series A
5.00%, due 10/1/30	2,000,000	2,073,665
Series A
5.00%, due 10/1/31	3,000,000	3,112,357
		28,868,397
Utilities 0.7%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	770,000	782,074
Series A
5.00%, due 10/1/41	500,000	517,297
Series A
5.00%, due 10/1/43	580,000	591,758
		1,891,129
Water & Sewer 7.7%
City of Beaverton, Water, Revenue Bonds
5.00%, due 4/1/36	1,760,000	1,863,709
5.00%, due 4/1/37	1,850,000	1,952,176
City of Portland, Sewer System, Revenue Bonds, First Lien
Series A
2.00%, due 6/15/29	750,000	686,206
City of Portland, Sewer System, Revenue Bonds, Second Lien
Series A
5.00%, due 10/1/40	1,250,000	1,359,965
Series A
5.00%, due 10/1/41	1,555,000	1,674,557
Series A
5.00%, due 10/1/49	3,000,000	3,119,556
City of Portland, Water System, Revenue Bonds, Second Lien
Series A
5.00%, due 5/1/35	1,740,000	1,839,595
Series A
5.00%, due 5/1/35	3,000,000	3,366,890

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Oregon Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Water & Sewer (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
4.00%, due 7/1/42 (c)	$ 2,350,000	$ 2,023,277
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 7/1/42 (c)	900,000	773,954
Tualatin Valley Water District, Revenue Bonds
5.00%, due 6/1/43	1,000,000	1,051,223
5.00%, due 6/1/45	2,000,000	2,082,040
		21,793,148
Total Municipal Bonds (Cost $283,709,685)		278,148,051

	Shares
Short-Term Investment 2.0%
Unaffiliated Investment Company 2.0%
Dreyfus Government Cash Management - Institutional Shares, 4.237% (e)	5,468,618	5,468,618
Total Short-Term Investment (Cost $5,468,618)		5,468,618
Total Investments (Cost $289,178,303)	100.9%	283,616,669
Other Assets, Less Liabilities	(0.9)	(2,445,938)
Net Assets	100.0%	$ 281,170,731

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Step coupon—Rate shown was the rate in effect as of April 30, 2025.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2025.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Interest on these securities was subject to alternative minimum tax.
(e)	Current yield as of April 30, 2025.

Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 278,148,051	$ —	$ 278,148,051
Short-Term Investment
Unaffiliated Investment Company	5,468,618	—	—	5,468,618
Total Investments in Securities	$ 5,468,618	$ 278,148,051	$ —	$ 283,616,669

(a)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Oregon Muni Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (identified cost $289,178,303)	$283,616,669
Receivables:
Interest	4,080,363
Fund shares sold	26,001
Other assets	17,755
Total assets	287,740,788
Liabilities
Due to custodian	1,432
Payables:
Investment securities purchased	4,500,843
Fund shares redeemed	1,707,792
Manager (See Note 3)	105,556
Professional fees	60,014
NYLIFE Distributors (See Note 3)	23,237
Transfer agent (See Note 3)	16,170
Custodian	15,983
Trustees	460
Shareholder communication	156
Accrued expenses	4,241
Distributions payable	134,173
Total liabilities	6,570,057
Net assets	$281,170,731
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$28,051
Additional paid-in-capital	316,141,749
316,169,800
Total distributable earnings (loss)	(34,999,069)
Net assets	$281,170,731
Class A
Net assets applicable to outstanding shares	$723,803
Shares of beneficial interest outstanding	72,204
Net asset value per share outstanding	$10.02
Maximum sales charge (3.00% of offering price)	0.31
Maximum offering price per share outstanding	$10.33
Class C
Net assets applicable to outstanding shares	$1,622,823
Shares of beneficial interest outstanding	161,968
Net asset value and offering price per share outstanding	$10.02
Class I
Net assets applicable to outstanding shares	$99,037,364
Shares of beneficial interest outstanding	9,884,180
Net asset value and offering price per share outstanding	$10.02
Class Z
Net assets applicable to outstanding shares	$179,786,741
Shares of beneficial interest outstanding	17,932,718
Net asset value per share outstanding	$10.03
Maximum sales charge (3.00% of offering price)	0.31
Maximum offering price per share outstanding	$10.34

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$5,362,057
Expenses
Manager (See Note 3)	689,852
Distribution/Service—Class A (See Note 3)	869
Distribution/Service—Class C (See Note 3)	4,500
Distribution/Service—Class Z (See Note 3)	144,367
Transfer agent (See Note 3)	65,345
Professional fees	28,294
Registration	18,059
Shareholder communication	5,407
Custodian	3,752
Trustees	3,438
Miscellaneous	4,061
Total expenses before waiver/reimbursement	967,944
Expense waiver/reimbursement from Manager (See Note 3)	(1,754)
Net expenses	966,190
Net investment income (loss)	4,395,867
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(2,007,432)
Futures transactions	164,529
Net realized gain (loss)	(1,842,903)
Net change in unrealized appreciation (depreciation) on investments	(4,518,303)
Net realized and unrealized gain (loss)	(6,361,206)
Net increase (decrease) in net assets resulting from operations	$(1,965,339)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Oregon Muni Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited), the period April 1, 2024 through October 31, 2024 and the year ended March 31, 2024
	Six months ended April 30, 2025	Period April 1, 2024 through October 31, 2024(a)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$4,395,867	$5,106,813	$9,183,932
Net realized gain (loss)	(1,842,903)	(3,596,852)	(7,082,998)
Net change in unrealized appreciation (depreciation)	(4,518,303)	785,251	1,957,443
Net increase (decrease) in net assets resulting from operations	(1,965,339)	2,295,212	4,058,377
Distributions to shareholders:
Class A	(10,106)	(4,186)	—
Class C	(23,501)	(25,561)	(31,075)
Class F	—	(55,496)(b)	(154,829)
Class I	(1,769,740)	(2,203,923)	(3,681,678)
Class Z	(2,905,034)	(3,380,148)	(5,316,348)
Total distributions to shareholders	(4,708,381)	(5,669,314)	(9,183,930)
Capital share transactions:
Net proceeds from sales of shares	13,571,394	14,378,548	71,450,148
Net asset value of shares issued to shareholders in reinvestment of distributions	3,811,535	4,536,909	7,195,596
Cost of shares redeemed	(58,940,363)	(94,464,438)	(137,870,692)
Increase (decrease) in net assets derived from capital share transactions	(41,557,434)	(75,548,981)	(59,224,948)
Net increase (decrease) in net assets	(48,231,154)	(78,923,083)	(64,350,501)
	Six months ended April 30, 2025	Period April 1, 2024 through October 31, 2024(a)	Year ended March 31, 2024
Net Assets
Beginning of period	$329,401,885	$408,324,968	$472,675,469
End of period	$281,170,731	$329,401,885	$408,324,968

(a)	The Fund changed its fiscal year end from March 31 to October 31.
(b)	Upon completion of the reorganization, Class I shares of the Fund assumed the performance, financial and other information of the Class Y shares of the Predecessor Fund (as defined below).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	July 22, 2024^ through October 31,
Class A	2025*	2024
Net asset value at beginning of period	$10.25	$10.32
Net investment income (loss) (a)	0.14	0.07
Net realized and unrealized gain (loss)	(0.22)	(0.05)
Total from investment operations	(0.08)	0.02
Less distributions:
From net investment income	(0.15)	(0.09)
Net asset value at end of period	$10.02	$10.25
Total investment return (b)	(0.82)%	0.15%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	2.72%	2.39%
Net expenses††(c)	0.78%	0.80%
Expenses (before waiver/reimbursement)††(c)	0.78%	0.87%
Portfolio turnover rate (d)	26%	23%
Net assets at end of period (in 000’s)	$724	$679

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Six months ended April 30,	April 1, 2024 through October 31,	Year Ended March 31,
Class C	2025*	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.24	$10.34	$10.43	$10.54	$11.23	$11.12	$10.97
Net investment income (loss) (b)	0.12	0.10	0.12	0.09	0.06	0.08	0.12
Net realized and unrealized gain (loss)	(0.21)	(0.07)	(0.09)	(0.10)	(0.69)	0.11	0.15
Total from investment operations	(0.09)	0.03	0.03	(0.01)	(0.63)	0.19	0.27
Less distributions:
From net investment income	(0.13)	(0.13)	(0.12)	(0.10)	(0.06)	(0.08)	(0.12)
Net asset value at end of period	$10.02	$10.24	$10.34	$10.43	$10.54	$11.23	$11.12
Total investment return	(0.88)%(c)	0.20%(c)	0.31%	(0.11)%	(5.62)%	1.72%	2.43%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.40%††	1.70%††	1.16%	0.85%	0.56%	0.73%	1.05%
Net expenses	1.10%††(d)	1.42%††(d)	1.57%	1.55%	1.51%	1.56%	1.56%
Expenses (before waiver/reimbursement)	1.29%††(d)	1.45%††(d)	1.57%	1.55%	1.52%	1.57%	1.57%
Portfolio turnover rate	26%(e)	23%(e)	22%	12%	13%	5%	12%
Net assets at end of period (in 000's)	$1,623	$1,944	$2,456	$3,363	$7,397	$13,475	$16,284

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Oregon Muni Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	April 1, 2024 through October 31,	Year Ended March 31,
Class I	2025*	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.24	$10.34	$10.44	$10.55	$11.24	$11.12	$10.97
Net investment income (loss) (b)	0.15	0.16	0.22	0.19	0.17	0.19	0.23
Net realized and unrealized gain (loss)	(0.21)	(0.08)	(0.10)	(0.10)	(0.69)	0.13	0.15
Total from investment operations	(0.06)	0.08	0.12	0.09	(0.52)	0.32	0.38
Less distributions:
From net investment income	(0.16)	(0.18)	(0.22)	(0.20)	(0.17)	(0.20)	(0.23)
Net asset value at end of period	$10.02	$10.24	$10.34	$10.44	$10.55	$11.24	$11.12
Total investment return	(0.60)%(c)	0.67%(c)	1.22%	0.90%	(4.66)%	2.83%	3.46%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.96%††	2.49%††	2.17%	1.87%	1.56%	1.71%	2.04%
Net expenses	0.53%††(d)	0.62%††(d)	0.57%	0.55%	0.51%	0.56%	0.56%
Expenses (before waiver/reimbursement)	0.53%††(d)	0.65%††(d)	0.57%	0.55%	0.52%	0.57%	0.57%
Portfolio turnover rate	26%(e)	23%(e)	22%	12%	13%	5%	12%
Net assets at end of period (in 000's)	$99,037	$121,799	$161,447	$168,995	$238,353	$281,294	$235,384

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Six months ended April 30,	April 1, 2024 through October 31,	Year Ended March 31,
Class Z	2025*	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.25	$10.35	$10.45	$10.55	$11.25	$11.13	$10.98
Net investment income (loss) (b)	0.14	0.14	0.21	0.18	0.16	0.18	0.21
Net realized and unrealized gain (loss)	(0.21)	(0.07)	(0.10)	(0.10)	(0.70)	0.12	0.15
Total from investment operations	(0.07)	0.07	0.11	0.08	(0.54)	0.30	0.36
Less distributions:
From net investment income	(0.15)	(0.17)	(0.21)	(0.18)	(0.16)	(0.18)	(0.21)
Net asset value at end of period	$10.03	$10.25	$10.35	$10.45	$10.55	$11.25	$11.13
Total investment return	(0.67)%(c)	0.58%(c)	1.07%	0.84%	(4.89)%	2.68%	3.30%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.82%††	2.35%††	2.02%	1.72%	1.41%	1.57%	1.90%
Net expenses	0.68%††(d)	0.77%††(d)	0.72%	0.70%	0.66%	0.71%	0.71%
Expenses (before waiver/reimbursement)	0.68%††(d)	0.80%††(d)	0.72%	0.70%	0.67%	0.72%	0.72%
Portfolio turnover rate	26%(e)	23%(e)	22%	12%	13%	5%	12%
Net assets at end of period (in 000's)	$179,787	$204,980	$236,625	$294,172	$340,901	$379,288	$375,487

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Oregon Muni Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Oregon Muni Fund (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Aquila Tax-Free Trust of Oregon Fund (the “Predecessor Fund"), which was a series of a different registered investment company for which Aquila Investment Management LLC ("Aquila"), served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization effective as of the close of business on July 19, 2024. Upon completion of the reorganization, the Class Z and Class C shares of the Fund assumed the performance, financial and other information of the Class A and Class C shares, respectively, of the Predecessor Fund. Class I shares of the Fund assumed the performance, financial and other information of the Class Y shares of the Predecessor Fund. All information provided for periods prior to the close of business on July 19, 2024, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	July 22, 2024
Class C	April 5, 1996
Class I	April 5, 1996
Class Z	Jun 1, 1986
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter eight years after the date they were purchased. Class Z shares are generally only available to existing holders of Class Z shares of the Fund. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Class Z shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and Oregon income taxes.
Effective at the close of business on July 19, 2024, the Fund changed its fiscal and tax year end from March 31 to October 31.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available;

17

Notes to Financial Statements (Unaudited) (continued)
periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily

18	NYLI MacKay Oregon Muni Fund

available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The
Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
19

Notes to Financial Statements (Unaudited) (continued)
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico as of April 30, 2025, that represent 5.20% of the Fund’s net assets, of which none are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.

20	NYLI MacKay Oregon Muni Fund

(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(J) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage its exposure to the securities markets or to movements in interest rates and currency values.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$164,529	$164,529
Total Net Realized Gain (Loss)	$164,529	$164,529

Average Notional Amount	Total
Futures Contracts Short (a)	$(5,277,656)

(a)	Position was open for one month during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.45% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.80%, Class C, 1.10%, Class I, 0.55% and Class Z, 0.71%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $689,852 and waived fees and/or reimbursed certain class specific expenses in the amount of $1,754 and paid the Subadvisor fees in the amount of $344,067.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as
21

Notes to Financial Statements (Unaudited) (continued)
designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class Z Plan, the Distributor receives a monthly fee from the Class Z shares at an annual rate of 0.15% of the average daily net assets of the Class Z shares for distribution and/or service activities as designated by the Distributor. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised that the Distributor retained CDSCs on redemptions of Class Z shares during the six-month period ended April 30, 2025, of $2,689.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$144	$—
Class C	2,730	—
Class I	22,888	—
Class Z	39,583	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$24,775	3.4%
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$289,178,303	$388,696	$(5,950,330)	$(5,561,634)
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $26,733,828, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$5,618	$21,116
During the period from April 1, 2024 through October 31, 2024 and the year ended March 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024(a)	2024
Distributions paid from:
Ordinary Income	$14,412	$275,977
Exempt Interest Dividends	5,654,902	8,907,953
Total	$5,669,314	$9,183,930

(a)	The Fund changed its fiscal year end from March 31 to October 31.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.

22	NYLI MacKay Oregon Muni Fund

Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $77,750 and $108,686, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025, the period April 1, 2024 through October 31, 2024, and the year ended March 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	21,187	$215,680
Shares issued to shareholders in reinvestment of distributions	991	10,106
Shares redeemed	(16,264)	(165,985)
Net increase (decrease)	5,914	$59,801
Period ended October 31, 2024:(a)
Shares sold	65,895	$680,967
Shares issued to shareholders in reinvestment of distributions	405	4,186
Shares redeemed	(10)	(105)
Net increase (decrease)	66,290	$685,048

Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	5,293	$54,243
Shares issued to shareholders in reinvestment of distributions	2,295	23,414
Shares redeemed	(35,411)	(361,001)
Net increase (decrease)	(27,823)	$(283,344)
Period ended October 31, 2024:(b)
Shares sold	5,409	$55,683
Shares issued to shareholders in reinvestment of distributions	2,479	25,511
Shares redeemed	(55,582)	(573,619)
Net increase (decrease)	(47,694)	$(492,425)
Year ended March 31, 2024:
Shares sold	60,380	$626,551
Shares issued to shareholders in reinvestment of distributions	2,938	30,160
Shares redeemed	(148,100)	(1,510,841)
Net increase (decrease)	(84,782)	$(854,130)

23

Notes to Financial Statements (Unaudited) (continued)
Class F	Shares	Amount
Period ended October 31, 2024:(b)
Shares sold	43,391	$443,985
Shares issued to shareholders in reinvestment of distributions	5,427	55,496
Shares redeemed	(136,460)	(1,397,999)
Net increase (decrease) in shares outstanding before conversion	(87,642)	(898,518)
Shares converted from Class F (See Note 1)(c)	(667,275)	(6,874,400)
Net increase (decrease)	(754,917)	$(7,772,918)
Year ended March 31, 2024:
Shares sold	301,323	$3,103,194
Shares issued to shareholders in reinvestment of distributions	15,079	154,831
Shares redeemed	(150,656)	(1,544,896)
Net increase (decrease)	165,746	$1,713,129

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	1,265,583	$12,937,179
Shares issued to shareholders in reinvestment of distributions	109,715	1,119,597
Shares redeemed	(3,435,369)	(34,949,004)
Net increase (decrease) in shares outstanding before conversion	(2,060,071)	(20,892,228)
Shares converted into Class I (See Note 1)	55,002	548,466
Net increase (decrease)	(2,005,069)	$(20,343,762)
Period ended October 31, 2024:(b)(d)
Shares sold	1,167,568	$12,038,580
Shares issued to shareholders in reinvestment of distributions	131,845	1,356,391
Shares redeemed	(5,708,498)	(58,838,410)
Net increase (decrease) in shares outstanding before conversion	(4,409,085)	(45,443,439)
Shares converted into Class I (See Note 1)(c)	686,370	7,080,334
Net increase (decrease)	(3,722,715)	$(38,363,105)
Year ended March 31, 2024:
Shares sold	5,710,588	$58,649,721
Shares issued to shareholders in reinvestment of distributions	209,161	2,148,865
Shares redeemed	(6,492,910)	(66,543,483)
Net increase (decrease)	(573,161)	$(5,744,897)

Class Z	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	35,378	$364,292
Shares issued to shareholders in reinvestment of distributions	260,509	2,658,418
Shares redeemed	(2,305,268)	(23,464,373)
Net increase (decrease) in shares outstanding before conversion	(2,009,381)	(20,441,663)
Shares converted from Class Z (See Note 1)	(54,946)	(548,466)
Net increase (decrease)	(2,064,327)	$(20,990,129)
Period ended October 31, 2024:(b)(e)
Shares sold	112,609	$1,159,333
Shares issued to shareholders in reinvestment of distributions	300,697	3,095,325
Shares redeemed	(3,267,598)	(33,654,305)
Net increase (decrease) in shares outstanding before conversion	(2,854,292)	(29,399,647)
Shares converted from Class Z (See Note 1)	(19,878)	(205,934)
Net increase (decrease)	(2,874,170)	$(29,605,581)
Year ended March 31, 2024:
Shares sold	881,973	$9,070,682
Shares issued to shareholders in reinvestment of distributions	472,887	4,861,740
Shares redeemed	(6,643,717)	(68,271,472)
Net increase (decrease)	(5,288,857)	$(54,339,050)

(a)	The inception date of the class was July 22, 2024.
(b)	The Fund changed its fiscal year end from March 31 to October 31.
(c)	Class F shares of the Predecessor Fund converted to Class I shares of the Fund effective at the close of business on July 19, 2024.
(d)	Class Y shares of the Predecessor Fund converted to Class I shares of the Fund effective at the close of business on July 19, 2024.
(e)	Class A shares of the Predecessor Fund converted to Class Z shares of the Fund effective at the close of business on July 19, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted.

24	NYLI MacKay Oregon Muni Fund

Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
25

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
26

NYLI MacKay Utah Muni Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2025

Portfolio of Investments April 30, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 97.6%
Long-Term Municipal Bonds 97.4%
Education 21.6%
Brazos Higher Education Authority, Inc., Revenue Bonds, Senior Lien
Series 1-A
5.00%, due 4/1/32 (a)	$ 2,500,000	$ 2,619,755
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc., Revenue Bonds
Insured: PSF-GTD
3.00%, due 8/15/41	1,900,000	1,508,716
Grand County School District Local Building Authority, Revenue Bonds
Insured: AGM
5.00%, due 12/15/34	1,665,000	1,676,600
Ogden City School District Municipal Building Authority, Revenue Bonds
5.00%, due 1/15/30	1,125,000	1,166,720
University of Utah (The), Revenue Bonds
Series A
4.00%, due 8/1/36	500,000	500,193
Series B-1
5.00%, due 8/1/36	1,500,000	1,524,830
Utah Charter School Finance Authority, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/46	1,000,000	881,547
Series A, Insured: UT CSCE
5.00%, due 4/15/39	1,470,000	1,507,482
Utah Charter School Finance Authority, George Washington Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/35	1,500,000	1,500,522
Utah Charter School Finance Authority, Good Foundations Academy Charter School, Revenue Bonds (b)
Series A
5.55%, due 11/15/34	1,655,000	1,655,411
Series A
5.85%, due 11/15/44	3,280,000	3,279,850
Utah Charter School Finance Authority, Hawthorn Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/46	3,795,000	3,797,424
	Principal Amount	Value

Education (continued)
Utah Charter School Finance Authority, Lakeview Academy of Science Arts & Technology, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/35	$ 1,300,000	$ 1,304,161
Utah Charter School Finance Authority, Legacy Preparatory Academy, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/37	1,000,000	964,631
Insured: UT CSCE
5.00%, due 4/15/29	1,400,000	1,400,958
Utah Charter School Finance Authority, Monticello Academy, Inc., Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/37	1,000,000	1,000,725
Utah Charter School Finance Authority, Promontory School of Expeditionary Learning, Revenue Bonds
Series A, Insured: BAM UT CSCE
3.60%, due 10/15/33	1,420,000	1,361,066
Utah Charter School Finance Authority, Quest Academy, Inc., Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/37	500,000	502,752
Utah Charter School Finance Authority, Salt Lake Arts Academy, Revenue Bonds
Series A, Insured: BAM UT CSCE
3.00%, due 4/15/40	1,000,000	792,885
Utah Charter School Finance Authority, Utah Charter Academies, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/25	500,000	502,508
Utah Charter School Finance Authority, Venture Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/29	855,000	855,415
Insured: UT CSCE
5.00%, due 10/15/34	1,095,000	1,095,283
Insured: UT CSCE
5.00%, due 10/15/38	1,095,000	1,095,108

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Education (continued)
Utah Charter School Finance Authority, Vista at Entrada School of Performing Arts & Technology, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/35	$ 1,080,000	$ 1,047,240
Utah Charter School Finance Authority, Voyage Academy, Revenue Bonds (b)
5.00%, due 3/15/27	295,000	294,041
5.50%, due 3/15/37	2,350,000	2,298,961
5.60%, due 3/15/47	4,600,000	4,362,107
Utah State University, Revenue Bonds
Series B, Insured: BAM
3.00%, due 12/1/36	2,055,000	1,818,744
Weber State University, Student Facilities System, Revenue Bonds
Insured: AGM
5.00%, due 4/1/29	750,000	792,163
		43,107,798
General 6.7%
City of Eagle Mountain, Assessment Area 2013-1, Special Assessment
5.25%, due 5/1/28	90,000	90,094
City of Mesquite, Special Improvement District Canyon Crest, Special Assessment
5.50%, due 8/1/25	5,000	5,016
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	1,158,360	710,943
County of Weber, Summit Mountain Assessment Area, Special Assessment
5.50%, due 1/15/28	920,000	921,625
5.75%, due 1/15/33	3,770,000	3,776,596
Main Street Market Square Redevelopment Authority, City of Houston Reinvestment Zone No. 3, Tax Allocation
Insured: BAM
5.00%, due 9/1/30	1,000,000	1,006,112
Midvale Redevelopment Agency, Bingham Junction Project Area, Tax Allocation
5.00%, due 5/1/31	1,230,000	1,278,502
5.00%, due 5/1/32	1,000,000	1,030,126
Utah Transit Authority, Revenue Bonds
Series A
5.00%, due 6/15/37	1,560,000	1,562,814
	Principal Amount	Value

General (continued)
Washington County Municipal Building Authority, Revenue Bonds
5.00%, due 10/1/32	$ 500,000	$ 513,596
5.00%, due 10/1/37	500,000	513,596
Wolf Creek Infrastructure Financing District No. 1, Assessment Area No. 1, Special Assessment
5.75%, due 12/1/44	2,000,000	1,945,761
		13,354,781
General Obligation 4.9%
City of Port Arthur, Limited General Obligation
Insured: BAM
5.00%, due 2/15/41	1,000,000	1,041,138
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	2,112,857	1,265,073
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	2,698,000	2,299,675
County of Pennington, Limited General Obligation
Series A
5.00%, due 12/1/46	1,000,000	1,027,002
Logan City School District, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/30	1,385,000	1,383,240
Metropolitan Government of Nashville & Davidson County, Unlimited General Obligation
2.50%, due 1/1/29	1,000,000	948,105
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation
4.25%, due 6/1/41 (b)	2,205,000	1,740,735
		9,704,968
Housing 3.2%
University of Utah (The), Revenue Bonds
Series B
5.25%, due 8/1/48	1,060,000	1,106,757
Utah Board of Higher Education, Dixie State University, Revenue Bonds
Insured: BAM
3.00%, due 6/1/36	1,375,000	1,216,477
Insured: AGM
5.00%, due 6/1/30	1,800,000	1,802,258

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Utah Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Housing (continued)
Washington State Housing Finance Commission, Revenue Bonds
Series 2
4.084%, due 3/20/40 (c)	$ 2,491,336	$ 2,293,562
		6,419,054
Other Revenue 41.3%
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	1,000,000	1,010,653
Alaska Municipal Bond Bank Authority, Revenue Bonds (a)
Series 1
5.00%, due 2/1/31	565,000	576,106
Series 1
5.00%, due 2/1/32	590,000	600,147
City of Dallas Housing Finance Corp., 8004 West Virginia Drive Owner LP, Revenue Bonds
Series A, Insured: FNMA
4.35%, due 10/1/41	3,825,000	3,824,637
City of Herriman, Revenue Bonds
Series B
4.00%, due 8/1/30	2,135,000	2,138,397
Series B
5.00%, due 8/1/33	1,515,000	1,519,481
City of Jacksonville, Revenue Bonds
Series C
5.25%, due 10/1/37	1,000,000	1,098,808
City of Mapleton, Revenue Bonds
3.00%, due 6/15/36	1,255,000	1,088,377
City of St. George, Sales Tax, Revenue Bonds
5.00%, due 8/1/43	1,770,000	1,884,398
City of Watertown, Sales Tax, Revenue Bonds
Insured: BAM
3.00%, due 12/1/34	830,000	744,045
City of West Valley, Sales Tax, Revenue Bonds
(zero coupon), due 7/15/35	3,225,000	1,839,236
	Principal Amount	Value

Other Revenue (continued)
Consolidated Municipalities Electric Power Systems Joint Powers Board, City of Gillette Electric System, Revenue Bonds
5.25%, due 6/1/37	$ 250,000	$ 271,122
Consolidated Municipalities Electric Power Systems Joint Powers Board, Electric Facilities Improvement Lease, Revenue Bonds
Series A
5.00%, due 6/1/31	1,000,000	1,000,915
County of Iron, Sales Tax, Revenue Bonds
5.00%, due 10/1/49	3,000,000	3,126,401
County of Tooele, Sales Tax, Revenue Bonds
5.00%, due 9/1/41	750,000	780,403
District of Columbia Housing Finance Agency, Belmont Crossing Phase II, Revenue Bonds
Series B
5.00%, due 3/1/29 (c)	1,000,000	1,041,449
Duchesne County School District, Revenue Bonds
4.00%, due 6/1/38	750,000	731,186
5.00%, due 6/1/36	750,000	774,937
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	293,501	283,706
Lehi Local Building Authority, Revenue Bonds
5.00%, due 6/15/29	300,000	318,542
5.00%, due 6/15/30	500,000	536,588
5.25%, due 6/15/37	225,000	242,160
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	2,545,000	2,518,136
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Northview Project, Revenue Bonds
Series B
3.60%, due 2/1/45 (c)	1,375,000	1,380,808
Miami-Dade County Housing Finance Authority, Rainbow Village Project, Revenue Bonds
Series A, Insured: HUD Sector 8 FNMA
4.88%, due 3/1/46	750,000	738,566
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Ogden City Municipal Building Authority, Revenue Bonds
Series A
5.00%, due 1/15/43	$ 1,000,000	$ 1,040,351
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	2,957,000	2,780,420
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
4.55%, due 7/1/40	868,000	820,520
Salt Lake City Local Building Authority, Revenue Bonds
Series A
4.00%, due 4/15/32	395,000	395,783
Series A
5.00%, due 4/15/32	600,000	615,065
Series A
5.00%, due 4/15/35	1,075,000	1,097,710
South Dakota Housing Development Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	1,000,000	1,106,030
Southeast Alaska Power Agency, Revenue Bonds
5.25%, due 6/1/30	1,170,000	1,171,648
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
4.00%, due 11/1/49 (c)	1,100,000	1,100,448
Tennessee Housing Development Agency, Revenue Bonds
Series 2-B
3.95%, due 1/1/38	1,300,000	1,231,103
Tennessee Housing Development Agency, Residential Finance Program, Revenue Bonds
Series 3-C
3.50%, due 1/1/56 (c)	1,000,000	999,963
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	1,300,000	1,243,117
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.00%, due 1/1/55 (c)	4,000,000	4,160,921
	Principal Amount	Value

Other Revenue (continued)
Utah Associated Municipal Power Systems, Veyo Heat Recovery Project, Revenue Bonds
5.00%, due 3/1/30	$ 795,000	$ 795,775
5.00%, due 3/1/32	905,000	905,866
5.00%, due 3/1/34	745,000	745,644
Utah Housing Corp., Revenue Bonds
Series D-2, Insured: FHA
4.00%, due 1/1/36	480,000	476,919
Series C, Insured: GNMA / FNMA / FHLMC
4.45%, due 1/1/44	2,000,000	1,962,498
Series B-1, Class I
4.60%, due 7/1/34	470,000	470,200
Series B-1, Class II
4.625%, due 7/1/32	15,000	15,003
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/53	950,000	1,005,426
Series G, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	3,475,000	3,839,121
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	2,025,000	2,242,369
Utah Infrastructure Agency, Revenue Bonds
4.00%, due 10/15/30	1,000,000	983,554
4.00%, due 10/15/34	1,380,000	1,336,104
5.25%, due 10/15/36	535,000	571,469
5.25%, due 10/15/39	555,000	582,462
5.50%, due 10/15/44	750,000	781,944
5.50%, due 10/15/48	750,000	773,120
Utah Infrastructure Agency, Cedar Hills Project, Revenue Bonds
4.00%, due 10/15/32	1,115,000	1,127,893
4.25%, due 10/15/42	1,125,000	1,097,787
Utah Infrastructure Agency, City of Layton Service Contract, Revenue Bonds
5.00%, due 10/15/30	500,000	523,542
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/36	1,000,000	951,971
4.00%, due 10/15/42	1,000,000	878,080
Utah Municipal Power Agency, Revenue Bonds
Series B
5.00%, due 7/1/38	2,900,000	2,925,250

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Utah Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Utah State Building Ownership Authority, State Facilities Master Lease Program, Revenue Bonds
2.25%, due 5/15/26	$ 1,000,000	$ 982,290
3.00%, due 5/15/29	1,000,000	972,146
Utah Transit Authority, Revenue Bonds
(zero coupon), due 12/15/32	3,000,000	2,166,470
Series C, Insured: AGM
5.25%, due 6/15/32	195,000	213,530
West Jordan Municipal Building Authority, Revenue Bonds
5.00%, due 10/1/29	1,000,000	1,020,312
5.00%, due 10/1/34	1,000,000	1,012,430
West Valley City Municipal Building Authority, Revenue Bonds
Insured: AGM
5.00%, due 2/1/34	1,000,000	1,021,629
Insured: AGM
5.00%, due 2/1/34	300,000	310,770
West Valley City Redevelopment Agency, Revenue Bonds
5.00%, due 11/1/36	1,885,000	1,912,489
		82,436,346
Transportation 9.3%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series B
5.00%, due 10/1/37	100,000	105,835
Series B
5.00%, due 10/1/42	100,000	102,590
Series A
5.25%, due 10/1/37 (a)	175,000	182,634
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien
Series A
5.50%, due 8/1/44 (a)	1,750,000	1,828,957
City of Houston, United Airlines, Inc., Revenue Bonds
Series B
5.50%, due 7/15/38 (a)	1,000,000	1,011,945
City of Salt Lake City, Airport, Revenue Bonds (a)
Series A
5.00%, due 7/1/25	175,000	175,340
Series A
5.00%, due 7/1/38	1,475,000	1,490,553
	Principal Amount	Value

Transportation (continued)
City of Salt Lake City, Airport, Revenue Bonds (a) (continued)
Series A
5.25%, due 7/1/36	$ 2,125,000	$ 2,271,528
Series A
5.25%, due 7/1/48	2,300,000	2,317,509
County of Miami-Dade, Seaport Department, Revenue Bonds
Series A-1, Insured: AGM
4.00%, due 10/1/41 (a)	1,000,000	967,048
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds
Series B
5.25%, due 10/1/44 (a)	2,000,000	2,070,640
Reno-Tahoe Airport Authority, Revenue Bonds
Series A
5.25%, due 7/1/42 (a)	1,000,000	1,037,952
Reno-Tahoe Airport Authority, Tahoe International Airport, Revenue Bonds (a)
Series A
5.00%, due 7/1/34	1,200,000	1,265,754
Series A
5.25%, due 7/1/49	2,075,000	2,103,942
State of Nevada, Highway Improvement, Revenue Bonds
Series C
3.00%, due 12/1/40	1,000,000	845,518
Series C
3.00%, due 12/1/41	1,000,000	822,542
		18,600,287
Utilities 3.9%
County of Campbell, Basin Electric Power Cooperative, Revenue Bonds
Series A
3.625%, due 7/15/39	1,500,000	1,311,202
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/35	1,185,000	1,256,792
Series A
5.00%, due 7/1/42	1,770,000	1,822,164
Series A
5.00%, due 7/1/42	20,000	20,560
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utilities (continued)
Intermountain Power Agency, Revenue Bonds (continued)
Series A
5.25%, due 7/1/43	$ 1,740,000	$ 1,825,046
Series A
5.25%, due 7/1/45	1,535,000	1,605,114
		7,840,878
Water & Sewer 6.5%
Central Valley Water Reclamation Facility, Sustainable Bond, Revenue Bonds
Series B, Insured: AGM-CR
3.00%, due 3/1/32	1,215,000	1,161,946
Series B, Insured: AGM-CR
3.00%, due 3/1/33	1,025,000	963,891
City of Fairview, Water & Sewer, Revenue Bonds
4.00%, due 6/15/46	725,000	579,793
City of Knoxville, Water System, Revenue Bonds
Series EE
2.00%, due 3/1/29	1,555,000	1,444,873
City of Salt Lake City, Public Utilities, Revenue Bonds
4.00%, due 2/1/37	500,000	505,758
5.00%, due 2/1/33	1,400,000	1,412,858
5.00%, due 2/1/35	1,000,000	1,008,149
5.00%, due 2/1/44	2,215,000	2,357,395
Florida Governmental Utility Authority, Lehigh Utility System, Revenue Bonds
Insured: AGM
5.00%, due 10/1/31	500,000	500,742
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
4.00%, due 7/1/42 (b)	1,650,000	1,420,599
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 7/1/42 (b)	635,000	546,067
	Principal Amount	Value

Water & Sewer (continued)
San Jacinto River Authority, Woodlands Waste Disposal System Project, Revenue Bonds
Insured: BAM
5.00%, due 10/1/30	$ 1,000,000	$ 1,000,915
		12,902,986
Total Long-Term Municipal Bonds (Cost $198,175,701)		194,367,098
Short-Term Municipal Notes 0.2%
Hospital 0.2%
County of Utah, Intermountain Healthcare, Inc., Revenue Bonds
Series C
2.40%, due 5/15/58 (d)	300,000	300,000
Total Short-Term Municipal Notes (Cost $300,000)		300,000
Total Municipal Bonds (Cost $198,475,701)		194,667,098

	Shares
Short-Term Investment 1.5%
Unaffiliated Investment Company 1.5%
Dreyfus Government Cash Management - Institutional Shares, 4.237% (e)	3,019,432	3,019,432
Total Short-Term Investment (Cost $3,019,432)		3,019,432
Total Investments (Cost $201,495,133)	99.1%	197,686,530
Other Assets, Less Liabilities	0.9	1,892,550
Net Assets	100.0%	$ 199,579,080

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Utah Muni Fund

(d)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(e)	Current yield as of April 30, 2025.
Futures Contracts
As of April 30, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(20)	June 2025	$ (2,382,254)	$ (2,332,500)	$ 49,754

1.	As of April 30, 2025, cash in the amount of $74,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2025.
Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
PSF-GTD—Permanent School Fund Guaranteed
UT CSCE—Utah Charter School Credit Enhancement Program
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2025†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 194,367,098	$ —	$ 194,367,098
Short-Term Municipal Notes	—	300,000	—	300,000
Total Municipal Bonds	—	194,667,098	—	194,667,098
Short-Term Investment
Unaffiliated Investment Company	3,019,432	—	—	3,019,432
Total Investments in Securities	3,019,432	194,667,098	—	197,686,530
Other Financial Instruments
Futures Contracts (b)	49,754	—	—	49,754
Total Investments in Securities and Other Financial Instruments	$ 3,069,186	$ 194,667,098	$ —	$ 197,736,284

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Utah Muni Fund

Statement of Assets and Liabilities as of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (identified cost $201,495,133)	$197,686,530
Cash collateral on deposit at broker for futures contracts	74,000
Receivables:
Interest	2,167,966
Fund shares sold	125,879
Variation margin on futures contracts	8,750
Other assets	18,549
Total assets	200,081,674
Liabilities
Payables:
Fund shares redeemed	159,197
Investment securities purchased	94,619
Manager (See Note 3)	70,814
Professional fees	52,336
NYLIFE Distributors (See Note 3)	19,757
Transfer agent (See Note 3)	16,003
Custodian	10,244
Trustees	375
Accrued expenses	4,955
Distributions payable	74,294
Total liabilities	502,594
Net assets	$199,579,080
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$21,168
Additional paid-in-capital	227,006,135
227,027,303
Total distributable earnings (loss)	(27,448,223)
Net assets	$199,579,080
Class A
Net assets applicable to outstanding shares	$4,866,095
Shares of beneficial interest outstanding	516,892
Net asset value per share outstanding	$9.41
Maximum sales charge (3.00% of offering price)	0.29
Maximum offering price per share outstanding	$9.70
Class C
Net assets applicable to outstanding shares	$5,258,878
Shares of beneficial interest outstanding	558,470
Net asset value and offering price per share outstanding	$9.42
Class I
Net assets applicable to outstanding shares	$88,839,877
Shares of beneficial interest outstanding	9,407,241
Net asset value and offering price per share outstanding	$9.44
Class Z
Net assets applicable to outstanding shares	$100,614,230
Shares of beneficial interest outstanding	10,685,408
Net asset value per share outstanding	$9.42
Maximum sales charge (3.00% of offering price)	0.29
Maximum offering price per share outstanding	$9.71

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Operations for the six months ended April 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$4,364,136
Expenses
Manager (See Note 3)	475,612
Distribution/Service—Class A (See Note 3)	4,600
Distribution/Service—Class C (See Note 3)	13,276
Distribution/Service—Class Z (See Note 3)	107,503
Transfer agent (See Note 3)	59,195
Professional fees	27,909
Registration	18,281
Shareholder communication	3,880
Custodian	3,270
Trustees	2,392
Miscellaneous	6,990
Total expenses before waiver/reimbursement	722,908
Expense waiver/reimbursement from Manager (See Note 3)	(6,810)
Net expenses	716,098
Net investment income (loss)	3,648,038
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(1,048,441)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(3,123,168)
Futures contracts	49,754
Net change in unrealized appreciation (depreciation)	(3,073,414)
Net realized and unrealized gain (loss)	(4,121,855)
Net increase (decrease) in net assets resulting from operations	$(473,817)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Utah Muni Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2025 (Unaudited), the period April 1, 2024 through October 31, 2024 and the year ended March 31, 2024
	Six months ended April 30, 2025	Period April 1, 2024 through October 31, 2024(a)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,648,038	$3,998,882	$7,068,564
Net realized gain (loss)	(1,048,441)	(6,450,334)	(4,172,166)
Net change in unrealized appreciation (depreciation)	(3,073,414)	4,831,673	1,799,250
Net increase (decrease) in net assets resulting from operations	(473,817)	2,380,221	4,695,648
Distributions to shareholders:
Class A	(63,184)	(4,109)	—
Class C	(84,075)	(74,529)	(114,079)
Class F	—	(28,242)(b)	(129,150)
Class I	(1,758,252)	(2,139,556)	(3,231,350)
Class Z	(1,884,132)	(2,078,387)	(3,593,528)
Total distributions to shareholders	(3,789,643)	(4,324,823)	(7,068,107)
Capital share transactions:
Net proceeds from sales of shares	15,690,677	24,431,670	43,669,425
Net asset value of shares issued to shareholders in reinvestment of distributions	3,274,585	3,787,890	6,086,419
Cost of shares redeemed	(51,637,096)	(70,901,845)	(98,071,503)
Increase (decrease) in net assets derived from capital share transactions	(32,671,834)	(42,682,285)	(48,315,659)
Net increase (decrease) in net assets	(36,935,294)	(44,626,887)	(50,688,118)
	Six months ended April 30, 2025	Period April 1, 2024 through October 31, 2024(a)	Year ended March 31, 2024
Net Assets
Beginning of period	$236,514,374	$281,141,261	$331,829,379
End of period	$199,579,080	$236,514,374	$281,141,261

(a)	The Fund changed its fiscal year end from March 31 to October 31.
(b)	Upon completion of the reorganization, Class I shares of the Fund assumed the performance, financial and other information of the Class Y shares of the Predecessor Fund (as defined below).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	July 22, 2024^ through October 31,
Class A	2025*	2024
Net asset value at beginning of period	$9.61	$9.65
Net investment income (loss) (a)	0.16	0.07
Net realized and unrealized gain (loss)	(0.20)	(0.02)
Total from investment operations	(0.04)	0.05
Less distributions:
From net investment income	(0.16)	(0.09)
Net asset value at end of period	$9.41	$9.61
Total investment return (b)	(0.39)%	0.51%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	3.35%	2.77%
Net expenses††(c)	0.80%	0.80%
Expenses (before waiver/reimbursement)††(c)	0.81%	0.85%
Portfolio turnover rate (d)	29%	34%
Net assets at end of period (in 000’s)	$4,866	$1,910

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Six months ended April 30,	April 1, 2024 through October 31,	Year Ended March 31,
Class C	2025*	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.61	$9.69	$9.73	$9.94	$10.60	$10.49	$10.35
Net investment income (loss) (b)	0.14	0.11	0.14	0.12	0.10	0.12	0.16
Net realized and unrealized gain (loss)	(0.18)	(0.06)	(0.04)	(0.20)	(0.66)	0.11	0.14
Total from investment operations	(0.04)	0.05	0.10	(0.08)	(0.56)	0.23	0.30
Less distributions:
From net investment income	(0.15)	(0.13)	(0.14)	(0.13)	(0.10)	(0.12)	(0.16)
Net asset value at end of period	$9.42	$9.61	$9.69	$9.73	$9.94	$10.60	$10.49
Total investment return	(0.43)%(c)	0.49%(c)	1.05%	(0.78)%	(5.35)%	2.21%	2.90%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.04%††	2.01%††	1.45%	1.26%	0.93%	1.14%	1.52%
Net expenses	1.10%††(d)	1.48%††(d)	1.70%	1.67%	1.62%	1.65%	1.68%
Expenses (before waiver/reimbursement)	1.11%††(d)	1.54%††(d)	1.72%	1.69%	1.64%	1.67%	1.70%
Portfolio turnover rate	29%(e)	34%(e)	11%	12%	19%	6%	8%
Net assets at end of period (in 000's)	$5,259	$5,553	$6,265	$9,886	$16,332	$27,208	$30,650

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Utah Muni Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	April 1, 2024 through October 31,	Year Ended March 31,
Class I	2025*	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.64	$9.71	$9.75	$9.97	$10.63	$10.52	$10.39
Net investment income (loss) (b)	0.17	0.16	0.24	0.22	0.20	0.23	0.26
Net realized and unrealized gain (loss)	(0.19)	(0.05)	(0.04)	(0.21)	(0.66)	0.11	0.14
Total from investment operations	(0.02)	0.11	0.20	0.01	(0.46)	0.34	0.40
Less distributions:
From net investment income	(0.18)	(0.18)	(0.24)	(0.23)	(0.20)	(0.23)	(0.27)
Net asset value at end of period	$9.44	$9.64	$9.71	$9.75	$9.97	$10.63	$10.52
Total investment return	(0.26)%(c)	1.05%(c)	2.07%	0.12%	(4.38)%	3.23%	3.82%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.57%††	2.79%††	2.46%	2.27%	1.93%	2.14%	2.51%
Net expenses	0.55%††(d)	0.69%††(d)	0.71%	0.67%	0.62%	0.65%	0.68%
Expenses (before waiver/reimbursement)	0.56%††(d)	0.75%††(d)	0.73%	0.69%	0.64%	0.67%	0.70%
Portfolio turnover rate	29%(e)	34%(e)	11%	12%	19%	6%	8%
Net assets at end of period (in 000's)	$88,840	$112,925	$126,760	$136,585	$186,090	$194,855	$153,536

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Six months ended April 30,	April 1, 2024 through October 31,	Year Ended March 31,
Class Z	2025*	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.61	$9.68	$9.73	$9.94	$10.60	$10.50	$10.36
Net investment income (loss) (b)	0.16	0.14	0.22	0.20	0.18	0.21	0.24
Net realized and unrealized gain (loss)	(0.18)	(0.04)	(0.05)	(0.20)	(0.66)	0.10	0.14
Total from investment operations	(0.02)	0.10	0.17	—	(0.48)	0.31	0.38
Less distributions:
From net investment income	(0.17)	(0.17)	(0.22)	(0.21)	(0.18)	(0.21)	(0.24)
Net asset value at end of period	$9.42	$9.61	$9.68	$9.73	$9.94	$10.60	$10.50
Total investment return	(0.26)%(c)	0.91%(c)	1.76%	0.01%	(4.58)%	2.93%	3.72%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.37%††	2.54%††	2.25%	2.07%	1.73%	1.94%	2.31%
Net expenses	0.76%††(d)	0.94%†† (d)(e)	0.91%	0.87%	0.82%	0.85%	0.88%
Expenses (before waiver/reimbursement)	0.76%††(d)	0.96%††(d)	0.93%	0.89%	0.84%	0.87%	0.90%
Portfolio turnover rate	29%(f)	34%(f)	11%	12%	19%	6%	8%
Net assets at end of period (in 000's)	$100,614	$116,127	$144,320	$178,489	$223,563	$252,020	$229,473

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Expense waiver/reimbursement less than 0.01%.
(f)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Utah Muni Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Utah Muni Fund (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Aquila Tax-Free Fund For Utah (the “Predecessor Fund"), which was a series of a different registered investment company for which Aquila Investment Management LLC ("Aquila"), served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization effective as of the close of business on July 19, 2024. Upon completion of the reorganization, the Class Z and Class C shares of the Fund assumed the performance, financial and other information of the Class A and Class C shares, respectively, of the Predecessor Fund. Class I shares of the Fund assumed the performance, financial and other information of the Class Y shares of the Predecessor Fund. All information provided for periods prior to the close of business on July 19, 2024, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	Jul 22, 2024
Class C	May 21, 1996
Class I	May 21, 1996
Class Z	Jul 24, 1992
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter eight years after the date they were purchased. Class Z shares are generally only available to existing holders of Class Z shares of the Fund. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Class Z shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and Utah income taxes.
Effective at the close of business on July 19, 2024, the Fund changed its fiscal and tax year end from March 31 to October 31.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available;

17

Notes to Financial Statements (Unaudited) (continued)
periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily

18	NYLI MacKay Utah Muni Fund

available. During the six-month period ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
19

Notes to Financial Statements (Unaudited) (continued)
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico as of April 30, 2025, that represent 5.10% of the Fund’s net assets, of which none are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster

20	NYLI MacKay Utah Muni Fund

recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(J) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
Fair value of derivative instruments as of April 30, 2025:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$49,754	$49,754
Total Fair Value	$49,754	$49,754

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2025:
Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$49,754	$49,754
Total Net Change in Unrealized Appreciation (Depreciation)	$49,754	$49,754

Average Notional Amount	Total
Futures Contracts Short (a)	$(2,339,063)

(a)	Positions were open for two months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's
Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.45% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.80%, Class C, 1.10%, Class I, 0.55% and Class Z, 0.90%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $475,612 and waived fees and/or reimbursed certain class specific expenses in the amount of $6,810 and paid the Subadvisor fees in the amount of $234,416.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New
21

Notes to Financial Statements (Unaudited) (continued)
York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class Z Plan, the Distributor receives a monthly fee from the Class Z shares at an annual rate of 0.20% of the average daily net assets of the Class Z shares for distribution and/or service activities as designated by the Distributor. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.   The Fund was advised that the Distributor retained CDSCs on redemptions of Class C and Class Z shares during the six-month period ended April 30, 2025, of $42 and $1,698, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$1,012	$—
Class C	2,708	—
Class I	26,009	—
Class Z	29,466	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$24,948	0.5%
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$201,495,133	$320,355	$(4,128,958)	$(3,808,603)
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $22,174,413, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$4,724	$17,450

22	NYLI MacKay Utah Muni Fund

During the period from April 1, 2024 through October 31, 2024 and the year ended March 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024(a)	2024
Distributions paid from:
Ordinary Income	$94,692	$199,003
Exempt Interest Dividends	4,230,131	6,869,104
Total	$4,324,823	$7,068,107

(a)	The Fund changed its fiscal year end from March 31 to October 31.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. During the six-month period ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $59,853 and $86,320, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2025, the period April 1, 2024 through October 31, 2024, and the year ended March 31, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	347,168	$3,341,097
Shares issued to shareholders in reinvestment of distributions	4,502	42,994
Shares redeemed	(33,581)	(324,100)
Net increase (decrease)	318,089	$3,059,991
Period ended October 31, 2024:(a)
Shares sold	260,657	$2,526,542
Shares issued to shareholders in reinvestment of distributions	309	2,978
Shares redeemed	(62,278)	(606,654)
Net increase (decrease) in shares outstanding before conversion	198,688	1,922,866
Shares converted into Class A (See Note 1)	115	1,125
Net increase (decrease)	198,803	$1,923,991

23

Notes to Financial Statements (Unaudited) (continued)
Class C	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	34,923	$330,884
Shares issued to shareholders in reinvestment of distributions	7,812	74,777
Shares redeemed	(62,018)	(590,917)
Net increase (decrease)	(19,283)	$(185,256)
Period ended October 31, 2024:(b)
Shares sold	73,484	$710,667
Shares issued to shareholders in reinvestment of distributions	7,057	68,067
Shares redeemed	(149,457)	(1,441,575)
Net increase (decrease) in shares outstanding before conversion	(68,916)	(662,841)
Shares converted from Class C (See Note 1)	(115)	(1,125)
Net increase (decrease)	(69,031)	$(663,966)
Year ended March 31, 2024:
Shares sold	53,990	$516,800
Shares issued to shareholders in reinvestment of distributions	11,457	109,676
Shares redeemed	(434,940)	(4,163,545)
Net increase (decrease)	(369,493)	$(3,537,069)

Class F	Shares	Amount
Period ended October 31, 2024:(b)
Shares sold	56,587	$547,662
Shares issued to shareholders in reinvestment of distributions	2,926	28,242
Shares redeemed	(66,170)	(640,944)
Net increase (decrease) in shares outstanding before conversion	(6,657)	(65,040)
Shares converted from Class F (See Note 1)(c)	(382,550)	(3,719,763)
Net increase (decrease)	(389,207)	$(3,784,803)
Year ended March 31, 2024:
Shares sold	175,544	$1,699,575
Shares issued to shareholders in reinvestment of distributions	13,420	129,150
Shares redeemed	(501,646)	(4,833,506)
Net increase (decrease)	(312,682)	$(3,004,781)

Class I	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	1,167,150	$11,214,287
Shares issued to shareholders in reinvestment of distributions	155,772	1,495,534
Shares redeemed	(3,691,218)	(35,483,147)
Net increase (decrease) in shares outstanding before conversion	(2,368,296)	(22,773,326)
Shares converted into Class I (See Note 1)	59,803	574,070
Net increase (decrease)	(2,308,493)	$(22,199,256)
Period ended October 31, 2024:(b)(d)
Shares sold	1,877,276	$18,162,911
Shares issued to shareholders in reinvestment of distributions	193,352	1,869,393
Shares redeemed	(3,847,206)	(37,296,685)
Net increase (decrease) in shares outstanding before conversion	(1,776,578)	(17,264,381)
Shares converted into Class I (See Note 1)(c)	442,468	4,288,760
Net increase (decrease)	(1,334,110)	$(12,975,621)
Year ended March 31, 2024:
Shares sold	3,101,181	$29,915,243
Shares issued to shareholders in reinvestment of distributions	286,077	2,746,198
Shares redeemed	(4,339,538)	(41,686,051)
Net increase (decrease)	(952,280)	$(9,024,610)

24	NYLI MacKay Utah Muni Fund

Class Z	Shares	Amount
Six-month period ended April 30, 2025:
Shares sold	85,048	$804,409
Shares issued to shareholders in reinvestment of distributions	173,507	1,661,280
Shares redeemed	(1,596,142)	(15,238,932)
Net increase (decrease) in shares outstanding before conversion	(1,337,587)	(12,773,243)
Shares converted from Class Z (See Note 1)	(59,986)	(574,070)
Net increase (decrease)	(1,397,573)	$(13,347,313)
Period ended October 31, 2024:(b)(e)
Shares sold	257,890	$2,483,888
Shares issued to shareholders in reinvestment of distributions	188,814	1,819,210
Shares redeemed	(3,207,698)	(30,915,987)
Net increase (decrease) in shares outstanding before conversion	(2,760,994)	(26,612,889)
Shares converted from Class Z (See Note 1)	(58,466)	(568,997)
Net increase (decrease)	(2,819,460)	$(27,181,886)
Year ended March 31, 2024:
Shares sold	1,202,497	$11,537,807
Shares issued to shareholders in reinvestment of distributions	323,919	3,101,395
Shares redeemed	(4,972,102)	(47,388,401)
Net increase (decrease)	(3,445,686)	$(32,749,199)

(a)	The inception date of the class was July 22, 2024.
(b)	The Fund changed its fiscal year end from March 31 to October 31.
(c)	Class F shares of the Predecessor Fund converted to Class I shares of the Fund effective at the close of business on July 19, 2024.
(d)	Class Y shares of the Predecessor Fund converted to Class I shares of the Fund effective at the close of business on July 19, 2024.
(e)	Class A shares of the Predecessor Fund converted to Class Z shares of the Fund effective at the close of business on July 19, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted.
Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
25

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

a)  Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended “1940 Act”) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics

(a)(2)	Certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the 1940 Act.

(b)	Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW YORK LIFE INVESTMENTS FUNDS TRUST

By: /s/ Kirk C. Lehneis Kirk C. Lehneis President and Principal Executive Officer

Date:	July 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer

Date:	July 8, 2025

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	July 8, 2025